UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

53 State Street, 33rd Floor, Boston, MA 02109

(Address of principal executive offices) (Zip Code)

Tara Pari, Chief Executive Officer, 53 State Street, 33rd Floor, Boston, MA 02109

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/25

Date of reporting period: 02/28/25

Item 1. Reports to Stockholders.

GMO Climate Change Fund

Class III (GCCHX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$69	0.77%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class III shares of GMO Climate Change Fund returned -21.12% (net) for the fiscal year ended February 28, 2025, as compared with 15.06% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned -38.1% for the year. This accounted for all the absolute drawdown in performance. Solar, biofuel, and battery companies fell significantly more than broader global markets. SolarEdge and LG Chem, a solar company and a battery company, respectively, were the two biggest individual detractors.

The Fund’s energy efficiency holdings also fell in absolute terms while the electric grid, agriculture, and water allocations added to absolute returns, but mostly trailed broad global equities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI ACWI
2017	$10,000	$10,000
2017	$10,245	$10,179
2017	$10,470	$10,404
2017	$10,570	$10,451
2017	$11,270	$10,743
2017	$11,420	$10,784
2017	$11,930	$10,993
2017	$12,235	$11,221
2017	$12,010	$11,438
2017	$12,468	$11,623
2018	$12,633	$12,278
2018	$12,328	$11,763
2018	$12,349	$11,502
2018	$12,463	$11,621
2018	$12,421	$11,635
2018	$11,872	$11,572
2018	$12,232	$11,921
2018	$11,909	$12,015
2018	$11,825	$12,067
2018	$11,052	$11,163
2018	$11,219	$11,326
2018	$10,497	$10,528
2019	$11,531	$11,360
2019	$11,685	$11,664
2019	$11,446	$11,810
2019	$11,770	$12,209
2019	$10,990	$11,485
2019	$11,897	$12,237
2019	$11,709	$12,273
2019	$11,194	$11,982
2019	$11,698	$12,234
2019	$11,969	$12,568
2019	$12,144	$12,875
2019	$13,274	$13,329
2020	$12,960	$13,181
2020	$12,347	$12,117
2020	$9,536	$10,481
2020	$10,762	$11,604
2020	$11,590	$12,108
2020	$12,027	$12,495
2020	$12,817	$13,156
2020	$14,176	$13,961
2020	$14,227	$13,511
2020	$14,334	$13,183
2020	$16,815	$14,808
2020	$18,965	$15,495
2021	$19,459	$15,425
2021	$20,229	$15,782
2021	$20,570	$16,204
2021	$20,635	$16,912
2021	$20,947	$17,167
2021	$21,376	$17,402
2021	$21,231	$17,521
2021	$21,419	$17,960
2021	$20,762	$17,218
2021	$23,203	$18,097
2021	$21,588	$17,661
2021	$21,135	$18,368
2022	$19,647	$17,466
2022	$20,818	$17,014
2022	$21,961	$17,383
2022	$19,103	$15,992
2022	$20,474	$16,010
2022	$17,388	$14,661
2022	$19,958	$15,685
2022	$19,951	$15,107
2022	$17,264	$13,661
2022	$18,404	$14,485
2022	$20,823	$15,609
2022	$18,970	$14,995
2023	$21,527	$16,069
2023	$20,418	$15,609
2023	$20,107	$16,090
2023	$19,521	$16,321
2023	$18,836	$16,147
2023	$20,143	$17,084
2023	$21,082	$17,709
2023	$18,539	$17,215
2023	$17,021	$16,503
2023	$14,598	$16,007
2023	$15,961	$17,484
2023	$17,674	$18,324
2024	$15,433	$18,431
2024	$15,690	$19,222
2024	$16,554	$19,815
2024	$15,611	$19,171
2024	$16,932	$19,950
2024	$15,040	$20,394
2024	$15,911	$20,723
2024	$16,011	$21,250
2024	$16,518	$21,743
2024	$15,126	$21,255
2024	$14,562	$22,050
2024	$13,145	$21,528
2025	$13,382	$22,251
2025	$12,377	$22,117

Average Annual Total Returns

AATR	1 Year	5 Years	4/5/2017 (commencement of operations)
Class III	(21.12%)	0.05%	2.74%
MSCI ACWI	15.06%	12.79%	10.57%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.82% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.77% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$520,198,544
Number of Portfolio Holdings	95
Portfolio Turnover Rate	57%Footnote Reference*
Total Advisory Fees Paid, Net	$4,383,740
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	49.4
France	9.8
South Korea	6.8
Canada	6.5
Germany	3.9
Japan	3.5
Chile	3.1
Spain	2.7
Denmark	2.6
Mexico	2.4
Finland	2.4
Norway	1.9
United Kingdom	1.0
Other (each less than 1%)	4.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	29.0
Materials	23.4
Semiconductors & Semiconductor Equipment	13.4
Utilities	10.9
Food, Beverage & Tobacco	6.8
Energy	6.6
Automobiles & Components	5.0
Technology Hardware & Equipment	3.6
Other (each less than 1%)	1.3
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Climate Change Fund

Class R6 (GCCAX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.77%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class R6 shares of GMO Climate Change Fund returned -21.06% (net) for the fiscal year ended February 28, 2025, as compared with 15.06% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned -38.1% for the year. This accounted for all the absolute drawdown in performance. Solar, biofuel, and battery companies fell significantly more than broader global markets. SolarEdge and LG Chem, a solar company and a battery company, respectively, were the two biggest individual detractors.

The Fund’s energy efficiency holdings also fell in absolute terms while the electric grid, agriculture, and water allocations added to absolute returns, but mostly trailed broad global equities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	MSCI ACWI
2020	$10,000	$10,000
2020	$9,560	$9,686
2020	$9,108	$8,904
2020	$7,031	$7,702
2020	$7,939	$8,527
2020	$8,542	$8,897
2020	$8,864	$9,182
2020	$9,447	$9,667
2020	$10,446	$10,259
2020	$10,484	$9,928
2020	$10,563	$9,687
2020	$12,394	$10,881
2020	$13,981	$11,386
2021	$14,346	$11,334
2021	$14,910	$11,597
2021	$15,162	$11,907
2021	$15,210	$12,427
2021	$15,440	$12,615
2021	$15,753	$12,787
2021	$15,649	$12,875
2021	$15,788	$13,197
2021	$15,307	$12,652
2021	$17,100	$13,298
2021	$15,912	$12,978
2021	$15,576	$13,497
2022	$14,483	$12,834
2022	$15,343	$12,503
2022	$16,187	$12,773
2022	$14,081	$11,751
2022	$15,088	$11,765
2022	$12,820	$10,773
2022	$14,713	$11,525
2022	$14,708	$11,101
2022	$12,724	$10,038
2022	$13,565	$10,644
2022	$15,347	$11,470
2022	$13,981	$11,018
2023	$15,870	$11,808
2023	$15,051	$11,470
2023	$14,821	$11,823
2023	$14,388	$11,993
2023	$13,882	$11,865
2023	$14,847	$12,554
2023	$15,536	$13,013
2023	$13,663	$12,650
2023	$12,547	$12,126
2023	$10,757	$11,762
2023	$11,764	$12,847
2023	$13,028	$13,465
2024	$11,372	$13,543
2024	$11,562	$14,125
2024	$12,200	$14,560
2024	$11,504	$14,087
2024	$12,479	$14,660
2024	$11,082	$14,986
2024	$11,726	$15,228
2024	$11,805	$15,615
2024	$12,174	$15,977
2024	$11,151	$15,619
2024	$10,734	$16,203
2024	$9,689	$15,819
2025	$9,864	$16,350
2025	$9,127	$16,252

Average Annual Total Returns

AATR	1 Year	5 Years	1/16/2020 (commencement of operations)
Class R6	(21.06%)	0.04%	(1.77%)
MSCI ACWI	15.06%	12.79%	9.95%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.82% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.77% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$520,198,544
Number of Portfolio Holdings	95
Portfolio Turnover Rate	57%Footnote Reference*
Total Advisory Fees Paid, Net	$4,383,740
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	49.4
France	9.8
South Korea	6.8
Canada	6.5
Germany	3.9
Japan	3.5
Chile	3.1
Spain	2.7
Denmark	2.6
Mexico	2.4
Finland	2.4
Norway	1.9
United Kingdom	1.0
Other (each less than 1%)	4.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	29.0
Materials	23.4
Semiconductors & Semiconductor Equipment	13.4
Utilities	10.9
Food, Beverage & Tobacco	6.8
Energy	6.6
Automobiles & Components	5.0
Technology Hardware & Equipment	3.6
Other (each less than 1%)	1.3
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Climate Change Fund

Class I (GCCLX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.87%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class I shares of GMO Climate Change Fund returned -21.18% (net) for the fiscal year ended February 28, 2025, as compared with 15.06% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned -38.1% for the year. This accounted for all the absolute drawdown in performance. Solar, biofuel, and battery companies fell significantly more than broader global markets. SolarEdge and LG Chem, a solar company and a battery company, respectively, were the two biggest individual detractors.

The Fund’s energy efficiency holdings also fell in absolute terms while the electric grid, agriculture, and water allocations added to absolute returns, but mostly trailed broad global equities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	MSCI ACWI
2020	$10,000	$10,000
2020	$9,568	$9,449
2020	$7,386	$8,173
2020	$8,335	$9,049
2020	$8,977	$9,442
2020	$9,315	$9,744
2020	$9,927	$10,259
2020	$10,977	$10,887
2020	$11,016	$10,536
2020	$11,099	$10,280
2020	$13,018	$11,547
2020	$14,683	$12,083
2021	$15,066	$12,028
2021	$15,659	$12,307
2021	$15,924	$12,636
2021	$15,970	$13,188
2021	$16,211	$13,387
2021	$16,540	$13,570
2021	$16,429	$13,663
2021	$16,569	$14,005
2021	$16,065	$13,427
2021	$17,948	$14,112
2021	$16,696	$13,772
2021	$16,345	$14,323
2022	$15,197	$13,620
2022	$16,100	$13,268
2022	$16,980	$13,555
2022	$14,770	$12,470
2022	$15,827	$12,485
2022	$13,441	$11,432
2022	$15,429	$12,231
2022	$15,424	$11,781
2022	$13,342	$10,653
2022	$14,225	$11,296
2022	$16,089	$12,172
2022	$14,656	$11,693
2023	$16,631	$12,531
2023	$15,772	$12,172
2023	$15,532	$12,547
2023	$15,078	$12,727
2023	$14,547	$12,591
2023	$15,554	$13,322
2023	$16,276	$13,810
2023	$14,312	$13,424
2023	$13,141	$12,869
2023	$11,270	$12,482
2023	$12,320	$13,634
2023	$13,639	$14,289
2024	$11,907	$14,373
2024	$12,105	$14,989
2024	$12,773	$15,452
2024	$12,045	$14,950
2024	$13,060	$15,557
2024	$11,603	$15,904
2024	$12,271	$16,160
2024	$12,348	$16,571
2024	$12,740	$16,955
2024	$11,664	$16,575
2024	$11,234	$17,195
2024	$10,135	$16,788
2025	$10,318	$17,351
2025	$9,541	$17,247

Average Annual Total Returns

AATR	1 Year	5 Years	2/25/2020 (commencement of operations)
Class I	(21.18%)	(0.06%)	(0.93%)
MSCI ACWI	15.06%	12.79%	11.49%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.91% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.87% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$520,198,544
Number of Portfolio Holdings	95
Portfolio Turnover Rate	57%Footnote Reference*
Total Advisory Fees Paid, Net	$4,383,740
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	49.4
France	9.8
South Korea	6.8
Canada	6.5
Germany	3.9
Japan	3.5
Chile	3.1
Spain	2.7
Denmark	2.6
Mexico	2.4
Finland	2.4
Norway	1.9
United Kingdom	1.0
Other (each less than 1%)	4.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	29.0
Materials	23.4
Semiconductors & Semiconductor Equipment	13.4
Utilities	10.9
Food, Beverage & Tobacco	6.8
Energy	6.6
Automobiles & Components	5.0
Technology Hardware & Equipment	3.6
Other (each less than 1%)	1.3
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets ex-China Fund

Class III (GMAUX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$79	0.81%

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Markets ex-China Fund returned -3.91% (net) for the fiscal year ended February 28, 2025, as compared with +0.75% for the MSCI Emerging Markets ex-China Index.

Sector allocation was the largest detractor relative to the benchmark for the period, including overweight positioning toward Energy. Stock selection within Financials also detracted, primarily from overweight positioning toward Mexican and Indonesian Financials.

Decisions which added to benchmark relative performance included stock selection in Industrials and Materials. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $50,000,000 Investment

	Class III	MSCI Emerging Markets ex-China Index
2021	$50,000,000	$50,000,000
2021	$50,000,000	$50,000,000
2021	$50,228,144	$49,797,609
2022	$48,768,609	$49,107,537
2022	$41,898,727	$47,850,583
2022	$39,508,109	$48,053,601
2022	$36,815,518	$45,074,320
2022	$37,419,464	$45,126,486
2022	$32,663,392	$39,442,698
2022	$33,868,674	$41,337,467
2022	$33,615,166	$41,545,815
2022	$29,939,299	$37,238,442
2022	$31,536,400	$38,409,592
2022	$35,567,178	$42,004,173
2022	$33,936,906	$40,208,998
2023	$36,760,583	$42,638,257
2023	$35,177,213	$40,709,095
2023	$35,731,392	$41,654,618
2023	$35,916,119	$41,995,978
2023	$35,995,287	$42,587,623
2023	$37,393,931	$44,173,892
2023	$39,499,023	$46,089,446
2023	$37,493,318	$43,821,000
2023	$37,279,376	$42,700,846
2023	$36,423,608	$41,110,665
2023	$40,033,878	$45,362,200
2023	$43,119,637	$48,263,273
2024	$42,668,123	$47,062,704
2024	$43,655,811	$48,734,828
2024	$44,135,545	$50,033,327
2024	$43,684,030	$49,386,963
2024	$44,339,600	$49,335,517
2024	$45,168,012	$52,327,708
2024	$45,668,142	$52,767,215
2024	$46,918,467	$53,724,441
2024	$47,262,307	$54,399,548
2024	$44,980,463	$52,289,508
2024	$44,511,591	$50,580,141
2024	$43,211,860	$49,981,842
2025	$43,805,837	$51,042,234
2025	$41,949,658	$49,102,534

Average Annual Total Returns

AATR	1 Year	11/17/2021 (commencement of operations)
Class III	(3.91%)	(5.21%)
MSCI Emerging Markets ex-China Index	0.75%	(0.55%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.91% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.80% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$70,337,441
Number of Portfolio Holdings	250
Portfolio Turnover Rate	86%Footnote Reference*
Total Advisory Fees Paid, Net	$591,522
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 103%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	30.1
India	16.7
South Korea	15.4
Brazil	12.6
Indonesia	5.9
Thailand	5.0
Hungary	4.6
Mexico	3.3
United Arab Emirates	2.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	17.5
Semiconductors & Semiconductor Equipment	16.4
Energy	7.9
Technology Hardware & Equipment	7.3
Transportation	7.1
Food, Beverage & Tobacco	6.6
Utilities	6.2
Automobiles & Components	5.7
Pharmaceuticals, Biotechnology & Life Sciences	5.7
Financial Services	4.3
Materials	3.7
Capital Goods	2.9
Consumer Durables & Apparel	2.2
Consumer Discretionary Distribution & Retail	1.6
Real Estate Management & Development	1.4
Software & Services	1.1
Other (each less than 1%)	2.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets ex-China Fund

Class VI (GMAQX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$67	0.68%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Markets ex-China Fund returned -3.66% (net) for the fiscal year ended February 28, 2025, as compared with +0.75% for the MSCI Emerging Markets ex-China Index.

Sector allocation was the largest detractor relative to the benchmark for the period, including overweight positioning toward Energy. Stock selection within Financials also detracted, primarily from overweight positioning toward Mexican and Indonesian Financials.

Decisions which added to benchmark relative performance included stock selection in Industrials and Materials. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	MSCI Emerging Markets ex-China Index
2021	$300,000,000	$300,000,000
2021	$297,750,000	$295,663,532
2021	$286,050,000	$286,594,293
2021	$301,391,477	$299,402,582
2022	$292,633,609	$295,253,600
2022	$251,562,225	$287,696,302
2022	$237,217,440	$288,916,927
2022	$220,909,685	$271,004,335
2022	$224,684,628	$271,317,977
2022	$196,146,057	$237,144,834
2022	$203,420,044	$248,536,920
2022	$201,898,578	$249,789,590
2022	$179,837,317	$223,891,986
2022	$189,422,554	$230,933,399
2022	$213,766,015	$252,545,414
2022	$203,771,859	$241,752,126
2023	$220,884,892	$256,357,776
2023	$211,377,651	$244,758,901
2023	$214,705,185	$250,443,756
2023	$215,814,363	$252,496,142
2023	$216,289,725	$256,053,345
2023	$224,687,788	$265,590,608
2023	$237,410,445	$277,107,662
2023	$225,523,860	$263,468,887
2023	$224,238,824	$256,734,084
2023	$219,098,679	$247,173,300
2023	$240,783,665	$272,735,177
2023	$259,358,916	$290,177,556
2024	$256,644,892	$282,959,270
2024	$262,581,819	$293,012,732
2024	$265,635,096	$300,819,812
2024	$262,921,072	$296,933,619
2024	$266,887,284	$296,624,303
2024	$271,866,600	$314,614,518
2024	$275,060,609	$317,257,008
2024	$282,575,927	$323,012,222
2024	$284,642,639	$327,071,225
2024	$270,927,185	$314,384,846
2024	$268,108,941	$304,107,468
2024	$260,338,882	$300,510,260
2025	$263,911,285	$306,885,748
2025	$252,970,800	$295,223,523

Average Annual Total Returns

AATR	1 Year	10/18/2021 (commencement of operations)
Class VI	(3.66%)	(4.94%)
MSCI Emerging Markets ex-China Index	0.75%	(0.48%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.82% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$70,337,441
Number of Portfolio Holdings	250
Portfolio Turnover Rate	86%Footnote Reference*
Total Advisory Fees Paid, Net	$591,522
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 103%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	30.1
India	16.7
South Korea	15.4
Brazil	12.6
Indonesia	5.9
Thailand	5.0
Hungary	4.6
Mexico	3.3
United Arab Emirates	2.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	17.5
Semiconductors & Semiconductor Equipment	16.4
Energy	7.9
Technology Hardware & Equipment	7.3
Transportation	7.1
Food, Beverage & Tobacco	6.6
Utilities	6.2
Automobiles & Components	5.7
Pharmaceuticals, Biotechnology & Life Sciences	5.7
Financial Services	4.3
Materials	3.7
Capital Goods	2.9
Consumer Durables & Apparel	2.2
Consumer Discretionary Distribution & Retail	1.6
Real Estate Management & Development	1.4
Software & Services	1.1
Other (each less than 1%)	2.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class II (GMEMX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$104	1.03%

How did the Fund perform last year and what affected its performance?

Class II shares of GMO Emerging Markets Fund returned +2.89% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class II	MSCI Emerging Markets Index
2015	$10,000	$10,000
2015	$9,705	$9,858
2015	$10,512	$10,616
2015	$10,069	$10,191
2015	$9,813	$9,926
2015	$9,105	$9,238
2015	$8,246	$8,403
2015	$8,118	$8,150
2015	$8,690	$8,731
2015	$8,365	$8,391
2015	$8,100	$8,204
2016	$7,744	$7,671
2016	$7,724	$7,659
2016	$8,832	$8,672
2016	$8,893	$8,719
2016	$8,700	$8,394
2016	$9,055	$8,730
2016	$9,560	$9,169
2016	$9,794	$9,397
2016	$9,882	$9,518
2016	$9,817	$9,540
2016	$9,410	$9,101
2016	$9,423	$9,121
2017	$9,991	$9,620
2017	$10,386	$9,915
2017	$10,698	$10,165
2017	$10,861	$10,388
2017	$11,131	$10,695
2017	$11,249	$10,802
2017	$11,742	$11,446
2017	$11,912	$11,702
2017	$11,652	$11,655
2017	$12,093	$12,064
2017	$12,079	$12,088
2017	$12,435	$12,522
2018	$13,516	$13,566
2018	$12,947	$12,940
2018	$12,812	$12,682
2018	$12,279	$12,643
2018	$11,998	$12,195
2018	$11,529	$11,688
2018	$11,916	$11,945
2018	$11,503	$11,622
2018	$11,681	$11,561
2018	$10,788	$10,554
2018	$11,204	$10,989
2018	$10,835	$10,696
2019	$11,904	$11,634
2019	$11,838	$11,660
2019	$11,922	$11,758
2019	$12,128	$12,006
2019	$11,511	$11,135
2019	$12,253	$11,830
2019	$12,164	$11,685
2019	$11,462	$11,115
2019	$11,824	$11,327
2019	$12,256	$11,805
2019	$12,297	$11,789
2019	$13,228	$12,668
2020	$12,352	$12,078
2020	$11,825	$11,441
2020	$10,017	$9,679
2020	$10,890	$10,565
2020	$11,102	$10,646
2020	$11,606	$11,429
2020	$12,363	$12,450
2020	$12,433	$12,725
2020	$12,093	$12,521
2020	$12,143	$12,779
2020	$13,213	$13,961
2020	$13,951	$14,987
2021	$14,374	$15,447
2021	$14,650	$15,565
2021	$14,781	$15,330
2021	$14,917	$15,712
2021	$15,352	$15,892
2021	$15,145	$16,104
2021	$14,526	$15,020
2021	$14,886	$15,413
2021	$14,285	$14,801
2021	$14,438	$14,947
2021	$13,729	$14,337
2021	$14,227	$14,607
2022	$14,014	$14,330
2022	$12,433	$13,902
2022	$11,461	$13,588
2022	$10,802	$12,832
2022	$10,973	$12,888
2022	$10,273	$12,032
2022	$10,109	$12,002
2022	$10,033	$12,053
2022	$8,875	$10,640
2022	$8,824	$10,309
2022	$10,118	$11,838
2022	$9,728	$11,672
2023	$10,588	$12,593
2023	$9,850	$11,777
2023	$10,025	$12,134
2023	$10,057	$11,996
2023	$9,796	$11,795
2023	$10,129	$12,242
2023	$10,789	$13,005
2023	$10,142	$12,203
2023	$10,119	$11,884
2023	$9,896	$11,423
2023	$10,769	$12,337
2023	$11,442	$12,819
2024	$11,199	$12,224
2024	$11,579	$12,805
2024	$11,656	$13,087
2024	$11,783	$13,181
2024	$12,055	$13,256
2024	$12,109	$13,779
2024	$12,076	$13,820
2024	$12,298	$14,043
2024	$12,752	$14,980
2024	$12,204	$14,314
2024	$12,002	$13,800
2024	$11,816	$13,781
2025	$12,000	$14,027
2025	$11,913	$14,095

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class II	2.89%	0.15%	1.77%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.07% for Class II is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.97% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class III (GMOEX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$98	0.97%

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Markets Fund returned +2.94% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $50,000,000 Investment

	Class III	MSCI Emerging Markets Index
2015	$50,000,000	$50,000,000
2015	$48,527,969	$49,288,975
2015	$52,551,521	$53,080,043
2015	$50,343,474	$50,954,379
2015	$49,067,713	$49,631,014
2015	$45,558,417	$46,190,648
2015	$41,228,891	$42,012,849
2015	$40,589,302	$40,748,943
2015	$43,492,052	$43,655,722
2015	$41,868,480	$41,952,813
2015	$40,525,164	$41,017,617
2016	$38,699,250	$38,356,633
2016	$38,597,810	$38,293,872
2016	$44,227,714	$43,361,203
2016	$44,481,313	$43,596,865
2016	$43,517,636	$41,970,612
2016	$45,343,551	$43,648,059
2016	$47,816,784	$45,844,506
2016	$49,001,624	$46,983,841
2016	$49,458,634	$47,587,985
2016	$49,120,108	$47,701,452
2016	$47,088,953	$45,505,709
2016	$47,154,338	$45,606,194
2017	$50,008,507	$48,101,902
2017	$51,980,479	$49,574,392
2017	$53,554,596	$50,825,819
2017	$54,367,602	$51,938,568
2017	$55,716,846	$53,474,099
2017	$56,304,978	$54,012,400
2017	$58,781,545	$57,232,053
2017	$59,632,193	$58,508,636
2017	$58,330,180	$58,275,993
2017	$60,552,282	$60,318,904
2017	$60,482,841	$60,439,987
2017	$62,266,212	$62,609,610
2018	$67,681,437	$67,827,857
2018	$64,822,909	$64,699,682
2018	$64,165,980	$63,409,690
2018	$61,502,754	$63,215,769
2018	$60,082,367	$60,975,779
2018	$57,738,729	$58,442,420
2018	$59,699,533	$59,726,240
2018	$57,618,852	$58,111,292
2018	$58,508,032	$57,802,876
2018	$54,026,566	$52,769,252
2018	$56,142,814	$54,943,858
2018	$54,281,520	$53,482,248
2019	$59,621,588	$58,171,632
2019	$59,309,626	$58,302,418
2019	$59,731,693	$58,791,739
2019	$60,759,335	$60,029,413
2019	$57,676,409	$55,673,595
2019	$61,401,611	$59,148,248
2019	$60,965,701	$58,424,986
2019	$57,460,865	$55,576,373
2019	$59,250,176	$56,637,314
2019	$61,426,864	$59,025,531
2019	$61,629,775	$58,944,314
2019	$66,297,666	$63,341,874
2020	$61,916,255	$60,389,213
2020	$59,264,348	$57,204,700
2020	$50,213,276	$48,393,871
2020	$54,594,687	$52,825,484
2020	$55,651,606	$53,231,223
2020	$58,188,212	$57,144,199
2020	$61,993,311	$62,250,709
2020	$62,340,937	$63,626,735
2020	$60,641,432	$62,606,206
2020	$60,892,495	$63,896,080
2020	$66,261,386	$69,805,667
2020	$69,966,001	$74,937,324
2021	$72,101,910	$77,234,736
2021	$73,479,272	$77,825,480
2021	$74,138,011	$76,650,112
2021	$74,836,673	$78,558,528
2021	$77,012,506	$79,459,157
2021	$75,974,494	$80,518,854
2021	$72,873,751	$75,100,060
2021	$74,675,080	$77,065,824
2021	$71,672,865	$74,003,174
2021	$72,433,426	$74,733,054
2021	$68,890,813	$71,687,440
2021	$71,387,758	$73,032,549
2022	$70,323,826	$71,650,117
2022	$62,396,489	$69,508,480
2022	$57,514,918	$67,938,583
2022	$54,218,814	$64,159,408
2022	$55,074,132	$64,441,893
2022	$51,569,415	$60,159,757
2022	$50,744,063	$60,011,970
2022	$50,362,210	$60,262,502
2022	$44,549,554	$53,197,797
2022	$44,294,985	$51,546,094
2022	$50,786,491	$59,191,291
2022	$48,832,332	$58,359,321
2023	$53,156,967	$62,967,456
2023	$49,463,008	$58,884,497
2023	$50,318,926	$60,667,946
2023	$50,499,119	$59,980,414
2023	$49,192,719	$58,972,970
2023	$50,859,505	$61,212,163
2023	$54,172,534	$65,022,706
2023	$50,927,590	$61,017,292
2023	$50,837,453	$59,421,556
2023	$49,696,314	$57,112,741
2023	$54,087,532	$61,683,479
2023	$57,461,820	$64,094,946
2024	$56,284,225	$61,118,785
2024	$58,182,796	$64,026,351
2024	$58,567,317	$65,434,454
2024	$59,216,196	$65,906,469
2024	$60,586,051	$66,278,724
2024	$60,874,442	$68,892,995
2024	$60,710,475	$69,098,023
2024	$61,832,034	$70,213,641
2024	$64,099,534	$74,902,160
2024	$61,344,400	$71,571,019
2024	$60,344,749	$68,999,457
2024	$59,414,727	$68,904,704
2025	$60,350,591	$70,136,046
2025	$59,895,306	$70,475,832

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	2.94%	0.21%	1.82%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.99% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.92% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class VI (GEMMX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$86	0.85%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Markets Fund returned +3.07% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	MSCI Emerging Markets Index
2015	$300,000,000	$300,000,000
2015	$291,089,109	$295,733,851
2015	$315,445,545	$318,480,259
2015	$302,079,208	$305,726,271
2015	$294,653,465	$297,786,084
2015	$273,559,676	$277,143,889
2015	$247,634,085	$252,077,092
2015	$243,760,147	$244,493,657
2015	$261,043,873	$261,934,331
2015	$251,508,024	$251,716,880
2015	$243,262,395	$246,105,702
2016	$232,498,572	$230,139,801
2016	$231,883,496	$229,763,233
2016	$265,712,654	$260,167,218
2016	$267,250,343	$261,581,188
2016	$261,407,125	$251,823,670
2016	$272,478,485	$261,888,354
2016	$287,464,027	$275,067,037
2016	$294,650,628	$281,903,046
2016	$297,319,936	$285,527,910
2016	$295,369,288	$286,208,714
2016	$283,152,066	$273,034,254
2016	$283,562,422	$273,637,161
2017	$300,786,214	$288,611,414
2017	$312,653,826	$297,446,354
2017	$322,105,907	$304,954,913
2017	$327,041,994	$311,631,408
2017	$335,233,797	$320,844,595
2017	$338,804,583	$324,074,399
2017	$353,705,640	$343,392,318
2017	$358,980,105	$351,051,818
2017	$351,173,897	$349,655,960
2017	$364,465,549	$361,913,423
2017	$364,149,081	$362,639,921
2017	$374,939,643	$375,657,661
2018	$407,660,470	$406,967,140
2018	$390,490,135	$388,198,095
2018	$386,494,523	$380,458,137
2018	$370,404,083	$379,294,615
2018	$361,980,900	$365,854,674
2018	$347,834,272	$350,654,519
2018	$359,683,654	$358,357,439
2018	$347,239,725	$348,667,753
2018	$352,650,129	$346,817,256
2018	$325,706,317	$316,615,512
2018	$338,366,662	$329,663,151
2018	$327,195,233	$320,893,486
2019	$359,501,151	$349,029,793
2019	$357,712,588	$349,814,509
2019	$360,171,863	$352,750,435
2019	$366,543,618	$360,176,481
2019	$347,875,492	$334,041,573
2019	$370,344,314	$354,889,490
2019	$367,879,447	$350,549,913
2019	$346,742,119	$333,458,240
2019	$357,648,081	$339,823,886
2019	$370,802,694	$354,153,185
2019	$372,039,452	$353,665,886
2019	$400,224,749	$380,051,242
2020	$373,840,169	$362,335,280
2020	$357,892,157	$343,228,199
2020	$303,246,762	$290,363,228
2020	$329,748,606	$316,952,902
2020	$336,198,170	$319,387,339
2020	$351,559,858	$342,865,192
2020	$374,475,366	$373,504,256
2020	$376,597,708	$381,760,412
2020	$366,457,632	$375,637,237
2020	$367,990,434	$383,376,481
2020	$400,533,004	$418,834,002
2020	$422,846,127	$449,623,941
2021	$435,899,945	$463,408,417
2021	$444,195,830	$466,952,882
2021	$448,343,772	$459,900,675
2021	$452,491,715	$471,351,170
2021	$465,789,530	$476,754,941
2021	$459,567,617	$483,113,121
2021	$440,740,386	$450,600,358
2021	$451,755,836	$462,394,944
2021	$433,641,540	$444,019,042
2021	$438,292,508	$448,398,324
2021	$416,873,578	$430,124,642
2021	$431,965,865	$438,195,295
2022	$425,705,490	$429,900,700
2022	$377,666,695	$417,050,881
2022	$348,153,500	$407,631,500
2022	$328,222,510	$384,956,449
2022	$333,588,546	$386,651,357
2022	$312,252,166	$360,958,543
2022	$307,286,340	$360,071,820
2022	$305,075,647	$361,575,013
2022	$269,834,599	$319,186,784
2022	$268,404,150	$309,276,566
2022	$307,806,503	$355,147,746
2022	$295,901,101	$350,155,925
2023	$322,184,976	$377,804,738
2023	$299,774,514	$353,306,984
2023	$305,031,289	$364,007,674
2023	$306,137,979	$359,882,487
2023	$298,252,816	$353,837,821
2023	$308,489,694	$367,272,977
2023	$328,572,577	$390,136,234
2023	$308,824,609	$366,103,749
2023	$308,404,440	$356,529,337
2023	$301,572,483	$342,676,446
2023	$328,160,218	$370,100,875
2023	$348,688,984	$384,569,676
2024	$341,499,520	$366,712,707
2024	$353,032,618	$384,158,107
2024	$355,429,106	$392,606,725
2024	$359,323,399	$395,438,815
2024	$367,711,106	$397,672,341
2024	$369,508,472	$413,357,972
2024	$368,541,239	$414,588,138
2024	$375,385,793	$421,281,843
2024	$389,227,004	$449,412,963
2024	$372,495,870	$429,426,115
2024	$366,411,822	$413,996,740
2024	$360,711,139	$413,428,226
2025	$366,557,093	$420,816,275
2025	$363,871,114	$422,854,989

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	3.07%	0.33%	1.95%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.90% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.79% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class R6 (GEMNX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	1.03%

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Emerging Markets Fund returned +2.91% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	MSCI Emerging Markets Index
2020	$10,000	$10,000
2020	$10,871	$10,916
2020	$11,083	$11,000
2020	$11,585	$11,808
2020	$12,341	$12,863
2020	$12,410	$13,148
2020	$12,075	$12,937
2020	$12,121	$13,203
2020	$13,190	$14,424
2020	$13,926	$15,485
2021	$14,353	$15,960
2021	$14,624	$16,082
2021	$14,756	$15,839
2021	$14,892	$16,233
2021	$15,326	$16,419
2021	$15,119	$16,638
2021	$14,501	$15,519
2021	$14,861	$15,925
2021	$14,261	$15,292
2021	$14,409	$15,443
2021	$13,705	$14,813
2021	$14,200	$15,091
2022	$13,992	$14,806
2022	$12,412	$14,363
2022	$11,441	$14,039
2022	$10,782	$13,258
2022	$10,957	$13,316
2022	$10,257	$12,431
2022	$10,090	$12,401
2022	$10,018	$12,453
2022	$8,857	$10,993
2022	$8,806	$10,651
2022	$10,103	$12,231
2022	$9,709	$12,059
2023	$10,573	$13,011
2023	$9,835	$12,168
2023	$10,006	$12,536
2023	$10,038	$12,394
2023	$9,781	$12,186
2023	$10,114	$12,649
2023	$10,771	$13,436
2023	$10,125	$12,608
2023	$10,107	$12,279
2023	$9,880	$11,802
2023	$10,752	$12,746
2023	$11,424	$13,244
2024	$11,181	$12,629
2024	$11,560	$13,230
2024	$11,638	$13,521
2024	$11,764	$13,619
2024	$12,036	$13,696
2024	$12,089	$14,236
2024	$12,057	$14,278
2024	$12,279	$14,509
2024	$12,727	$15,478
2024	$12,185	$14,789
2024	$11,983	$14,258
2024	$11,794	$14,238
2025	$11,983	$14,493
2025	$11,896	$14,563

Average Annual Total Returns

AATR	1 Year	3/31/2020 (commencement of operations)
Class R6	2.91%	3.60%
MSCI Emerging Markets Index	10.07%	7.95%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.08% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.97% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class I (GEMEX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.11%

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Emerging Markets Fund returned +2.79% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	MSCI Emerging Markets Index
2020	$10,000	$10,000
2020	$9,102	$9,289
2020	$8,714	$8,799
2020	$7,382	$7,444
2020	$8,025	$8,125
2020	$8,181	$8,188
2020	$8,552	$8,790
2020	$9,108	$9,575
2020	$9,156	$9,787
2020	$8,909	$9,630
2020	$8,943	$9,828
2020	$9,732	$10,737
2020	$10,275	$11,526
2021	$10,587	$11,880
2021	$10,790	$11,971
2021	$10,887	$11,790
2021	$10,987	$12,083
2021	$11,305	$12,222
2021	$11,152	$12,385
2021	$10,697	$11,551
2021	$10,962	$11,854
2021	$10,517	$11,383
2021	$10,629	$11,495
2021	$10,107	$11,026
2021	$10,473	$11,233
2022	$10,316	$11,021
2022	$9,150	$10,691
2022	$8,437	$10,450
2022	$7,951	$9,869
2022	$8,077	$9,912
2022	$7,560	$9,253
2022	$7,439	$9,231
2022	$7,386	$9,269
2022	$6,529	$8,183
2022	$6,492	$7,928
2022	$7,445	$9,104
2022	$7,158	$8,976
2023	$7,792	$9,685
2023	$7,248	$9,057
2023	$7,374	$9,332
2023	$7,397	$9,226
2023	$7,208	$9,071
2023	$7,450	$9,415
2023	$7,936	$10,001
2023	$7,459	$9,385
2023	$7,446	$9,140
2023	$7,279	$8,785
2023	$7,919	$9,488
2023	$8,414	$9,859
2024	$8,238	$9,401
2024	$8,514	$9,848
2024	$8,568	$10,065
2024	$8,665	$10,137
2024	$8,862	$10,195
2024	$8,905	$10,597
2024	$8,879	$10,628
2024	$9,042	$10,800
2024	$9,373	$11,521
2024	$8,969	$11,009
2024	$8,820	$10,613
2024	$8,684	$10,598
2025	$8,820	$10,788
2025	$8,752	$10,840

Average Annual Total Returns

AATR	1 Year	5 Years	1/14/2020 (commencement of operations)
Class I	2.79%	0.09%	(2.57%)
MSCI Emerging Markets Index	10.07%	4.26%	1.59%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.21% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.05% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class III (GMOIX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$203	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 1.19%.

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class III shares of GMO International Equity Fund returned +18.80% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the MSCI EAFE Index.

Strong stock selection, country allocation, and sector allocation all contributed to portfolio outperformance relative to its benchmark. Financials delivered notable contributions from overweight positioning toward Spanish and Italian Financials. Other areas of positive stock selection included Health Care, Consumer Staples, Information Technology, Consumer Discretionary, the Netherlands, and Japan.

Decisions which detracted from performance included stock selection in Industrials, and a mix of overweight positioning and stock selection in French Information Technology and Italian Consumer Discretionary.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI EAFE Index
2015	$10,000	$10,000
2015	$9,726	$9,848
2015	$10,181	$10,250
2015	$10,118	$10,198
2015	$9,844	$9,909
2015	$9,888	$10,115
2015	$9,223	$9,370
2015	$8,664	$8,895
2015	$9,070	$9,590
2015	$8,977	$9,441
2015	$8,758	$9,314
2016	$8,288	$8,640
2016	$8,005	$8,482
2016	$8,553	$9,034
2016	$8,745	$9,295
2016	$8,741	$9,211
2016	$8,436	$8,902
2016	$8,739	$9,353
2016	$8,761	$9,359
2016	$8,909	$9,474
2016	$8,787	$9,281
2016	$8,651	$9,096
2016	$8,908	$9,407
2017	$9,134	$9,680
2017	$9,248	$9,818
2017	$9,492	$10,088
2017	$9,710	$10,345
2017	$10,027	$10,725
2017	$10,072	$10,706
2017	$10,312	$11,015
2017	$10,444	$11,010
2017	$10,763	$11,284
2017	$11,018	$11,456
2017	$11,023	$11,576
2017	$11,200	$11,762
2018	$11,859	$12,352
2018	$11,186	$11,794
2018	$11,027	$11,562
2018	$11,078	$11,846
2018	$10,877	$11,580
2018	$10,437	$11,438
2018	$10,744	$11,720
2018	$10,495	$11,493
2018	$10,532	$11,593
2018	$9,549	$10,670
2018	$9,436	$10,657
2018	$8,898	$10,140
2019	$9,706	$10,806
2019	$9,842	$11,082
2019	$9,856	$11,151
2019	$10,156	$11,465
2019	$9,445	$10,914
2019	$10,016	$11,562
2019	$9,717	$11,415
2019	$9,504	$11,119
2019	$9,964	$11,438
2019	$10,459	$11,849
2019	$10,599	$11,982
2019	$11,079	$12,372
2020	$10,889	$12,113
2020	$10,067	$11,018
2020	$8,423	$9,548
2020	$9,070	$10,165
2020	$9,481	$10,607
2020	$9,801	$10,968
2020	$10,154	$11,224
2020	$10,490	$11,801
2020	$10,375	$11,494
2020	$9,922	$11,036
2020	$11,214	$12,746
2020	$11,905	$13,339
2021	$11,816	$13,197
2021	$12,241	$13,493
2021	$12,798	$13,803
2021	$13,134	$14,218
2021	$13,784	$14,728
2021	$13,448	$14,517
2021	$13,392	$14,626
2021	$13,493	$14,884
2021	$13,013	$14,452
2021	$13,253	$14,808
2021	$12,591	$14,118
2021	$13,350	$14,841
2022	$13,238	$14,124
2022	$12,863	$13,874
2022	$12,752	$13,963
2022	$12,013	$13,060
2022	$12,394	$13,158
2022	$11,236	$11,937
2022	$11,528	$12,532
2022	$10,973	$11,937
2022	$10,086	$10,820
2022	$10,720	$11,402
2022	$12,050	$12,686
2022	$11,958	$12,696
2023	$12,827	$13,725
2023	$12,623	$13,438
2023	$12,833	$13,771
2023	$13,066	$14,160
2023	$12,512	$13,561
2023	$13,393	$14,178
2023	$13,910	$14,637
2023	$13,494	$14,076
2023	$13,227	$13,595
2023	$12,722	$13,044
2023	$13,851	$14,255
2023	$14,408	$15,012
2024	$14,458	$15,098
2024	$14,767	$15,375
2024	$15,446	$15,863
2024	$15,138	$15,474
2024	$16,019	$16,073
2024	$15,465	$15,814
2024	$16,059	$16,278
2024	$16,543	$16,807
2024	$16,792	$16,962
2024	$15,861	$16,040
2024	$15,791	$15,949
2024	$16,277	$15,586
2025	$17,070	$16,405
2025	$17,542	$16,723

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	18.80%	11.75%	5.78%
MSCI EAFE Index	8.77%	8.70%	5.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.72% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$1,017,658,647
Number of Portfolio Holdings	193
Portfolio Turnover Rate	71%Footnote Reference*
Total Advisory Fees Paid, Net	$4,906,163
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 84%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	23.8
United Kingdom	12.5
France	10.0
Netherlands	7.9
Germany	7.4
Spain	6.4
Switzerland	6.2
United States	5.0
Singapore	4.8
Italy	4.6
Australia	3.0
Hong Kong	2.4
Finland	2.0
Belgium	1.5
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	11.4
Capital Goods	11.0
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Insurance	8.2
Financial Services	7.7
Consumer Durables & Apparel	6.3
Software & Services	6.2
Technology Hardware & Equipment	6.1
Telecommunication Services	5.9
Consumer Discretionary Distribution & Retail	5.5
Food, Beverage & Tobacco	5.3
Commercial & Professional Services	4.7
Consumer Staples Distribution & Retail	3.0
Materials	2.4
Automobiles & Components	2.2
Media & Entertainment	2.0
Other (each less than 1%)	3.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class IV (GMCFX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$198	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 1.20%.

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class IV shares of GMO International Equity Fund returned +18.85% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the MSCI EAFE Index.

Strong stock selection, country allocation, and sector allocation all contributed to portfolio outperformance relative to its benchmark. Financials delivered notable contributions from overweight positioning toward Spanish and Italian Financials. Other areas of positive stock selection included Health Care, Consumer Staples, Information Technology, Consumer Discretionary, the Netherlands, and Japan.

Decisions which detracted from performance included stock selection in Industrials, and a mix of overweight positioning and stock selection in French Information Technology and Italian Consumer Discretionary.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $125,000,000 Investment

	Class IV	MSCI EAFE Index
2015	$125,000,000	$125,000,000
2015	$121,618,766	$123,101,095
2015	$127,271,767	$128,127,201
2015	$126,532,122	$127,471,344
2015	$123,098,056	$123,859,636
2015	$123,682,725	$126,431,358
2015	$115,352,314	$117,130,703
2015	$108,348,402	$111,183,321
2015	$113,442,156	$119,874,448
2015	$112,327,897	$118,009,571
2015	$109,567,620	$116,419,512
2016	$103,674,541	$108,000,754
2016	$100,182,345	$106,022,107
2016	$107,003,039	$112,920,689
2016	$109,403,923	$116,189,864
2016	$109,349,357	$115,134,375
2016	$105,529,769	$111,269,596
2016	$109,351,338	$116,908,822
2016	$109,625,402	$116,991,825
2016	$111,489,033	$118,428,999
2016	$110,009,090	$116,006,551
2016	$108,309,897	$113,696,161
2016	$111,517,027	$117,583,931
2017	$114,357,502	$120,994,770
2017	$115,777,739	$122,724,934
2017	$118,845,452	$126,103,390
2017	$121,572,307	$129,312,075
2017	$125,548,971	$134,058,354
2017	$126,117,066	$133,821,254
2017	$129,122,851	$137,681,432
2017	$130,779,737	$137,629,554
2017	$134,779,117	$141,053,849
2017	$137,978,622	$143,195,710
2017	$138,035,756	$144,697,728
2017	$140,308,013	$147,020,286
2018	$148,523,455	$154,394,747
2018	$140,073,286	$147,425,993
2018	$138,136,789	$144,520,490
2018	$138,782,288	$148,074,285
2018	$136,258,974	$144,745,888
2018	$130,742,891	$142,977,486
2018	$134,612,595	$146,496,921
2018	$131,482,070	$143,667,709
2018	$131,954,602	$144,914,562
2018	$119,668,766	$133,380,515
2018	$118,251,169	$133,212,444
2018	$111,478,729	$126,745,792
2019	$121,629,737	$135,075,546
2019	$123,331,702	$138,518,806
2019	$123,514,056	$139,392,272
2019	$127,343,478	$143,311,331
2019	$118,408,160	$136,428,674
2019	$125,580,728	$144,522,361
2019	$121,783,764	$142,687,388
2019	$119,165,413	$138,990,937
2019	$124,950,141	$142,973,866
2019	$131,100,221	$148,110,789
2019	$132,926,978	$149,780,470
2019	$138,928,333	$154,648,291
2020	$136,536,273	$151,418,026
2020	$126,212,645	$137,730,179
2020	$105,628,339	$119,347,570
2020	$113,748,753	$127,057,738
2020	$118,910,567	$132,590,448
2020	$122,939,300	$137,105,096
2020	$127,396,124	$140,300,865
2020	$131,625,827	$147,513,857
2020	$130,110,709	$143,680,957
2020	$124,429,019	$137,943,941
2020	$140,716,531	$159,327,098
2020	$149,385,212	$166,735,169
2021	$148,263,503	$164,958,792
2021	$153,608,115	$168,658,704
2021	$160,602,299	$172,536,705
2021	$164,825,203	$177,728,250
2021	$173,007,078	$184,103,476
2021	$168,784,175	$181,458,791
2021	$168,112,668	$182,825,085
2021	$169,388,793	$186,049,991
2021	$163,343,991	$180,650,639
2021	$166,366,392	$185,093,812
2021	$158,037,997	$176,478,855
2021	$167,650,927	$185,515,243
2022	$166,243,869	$176,550,415
2022	$161,530,225	$173,428,741
2022	$160,052,815	$174,543,448
2022	$150,836,587	$163,251,410
2022	$155,690,936	$164,475,271
2022	$141,057,536	$149,214,007
2022	$144,770,189	$156,649,327
2022	$137,778,848	$149,209,331
2022	$126,691,570	$135,251,245
2022	$134,671,585	$142,524,329
2022	$151,408,431	$158,577,678
2022	$150,226,851	$158,705,106
2023	$161,167,125	$171,556,586
2023	$158,597,262	$167,976,790
2023	$161,240,550	$172,139,938
2023	$164,177,536	$176,999,939
2023	$157,202,194	$169,509,639
2023	$168,362,742	$177,223,949
2023	$174,813,569	$182,958,298
2023	$169,579,630	$175,948,725
2023	$166,214,954	$169,938,728
2023	$159,934,227	$163,049,100
2023	$174,065,863	$178,182,966
2023	$181,116,952	$187,649,650
2024	$181,750,782	$188,729,552
2024	$185,712,220	$192,184,138
2024	$194,189,698	$198,287,809
2024	$190,307,488	$193,421,530
2024	$201,478,744	$200,913,712
2024	$194,506,613	$197,670,194
2024	$201,944,509	$203,469,149
2024	$208,044,581	$210,085,193
2024	$211,174,882	$212,025,197
2024	$199,456,321	$200,495,056
2024	$198,653,680	$199,357,564
2024	$204,698,543	$194,823,793
2025	$214,689,880	$205,062,113
2025	$220,717,711	$209,038,944

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV*	18.85%	11.83%	5.85%
MSCI EAFE Index	8.77%	8.70%	5.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.66% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$1,017,658,647
Number of Portfolio Holdings	193
Portfolio Turnover Rate	71%Footnote Reference*
Total Advisory Fees Paid, Net	$4,906,163
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 84%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	23.8
United Kingdom	12.5
France	10.0
Netherlands	7.9
Germany	7.4
Spain	6.4
Switzerland	6.2
United States	5.0
Singapore	4.8
Italy	4.6
Australia	3.0
Hong Kong	2.4
Finland	2.0
Belgium	1.5
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	11.4
Capital Goods	11.0
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Insurance	8.2
Financial Services	7.7
Consumer Durables & Apparel	6.3
Software & Services	6.2
Technology Hardware & Equipment	6.1
Telecommunication Services	5.9
Consumer Discretionary Distribution & Retail	5.5
Food, Beverage & Tobacco	5.3
Commercial & Professional Services	4.7
Consumer Staples Distribution & Retail	3.0
Materials	2.4
Automobiles & Components	2.2
Media & Entertainment	2.0
Other (each less than 1%)	3.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class I (GMOUX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$192	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.90%.

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class I shares of GMO International Equity Fund returned +18.55% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the MSCI EAFE Index.

Strong stock selection, country allocation, and sector allocation all contributed to portfolio outperformance relative to its benchmark. Financials delivered notable contributions from overweight positioning toward Spanish and Italian Financials. Other areas of positive stock selection included Health Care, Consumer Staples, Information Technology, Consumer Discretionary, the Netherlands, and Japan.

Decisions which detracted from performance included stock selection in Industrials, and a mix of overweight positioning and stock selection in French Information Technology and Italian Consumer Discretionary.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.51% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	MSCI EAFE Index
2021	$10,000	$10,000
2021	$10,050	$10,078
2021	$9,810	$9,933
2021	$9,763	$10,008
2021	$9,833	$10,184
2021	$9,484	$9,889
2021	$9,663	$10,132
2021	$9,174	$9,660
2021	$9,730	$10,155
2022	$9,645	$9,664
2022	$9,373	$9,494
2022	$9,288	$9,555
2022	$8,748	$8,936
2022	$9,028	$9,003
2022	$8,179	$8,168
2022	$8,392	$8,575
2022	$7,989	$8,168
2022	$7,341	$7,404
2022	$7,801	$7,802
2022	$8,767	$8,681
2022	$8,701	$8,688
2023	$9,330	$9,391
2023	$9,183	$9,195
2023	$9,330	$9,423
2023	$9,500	$9,689
2023	$9,094	$9,279
2023	$9,736	$9,701
2023	$10,106	$10,015
2023	$9,805	$9,631
2023	$9,611	$9,302
2023	$9,241	$8,925
2023	$10,059	$9,754
2023	$10,464	$10,272
2024	$10,500	$10,331
2024	$10,723	$10,520
2024	$11,215	$10,854
2024	$10,987	$10,588
2024	$11,629	$10,998
2024	$11,224	$10,821
2024	$11,648	$11,138
2024	$11,999	$11,500
2024	$12,179	$11,606
2024	$11,501	$10,975
2024	$11,450	$10,913
2024	$11,800	$10,665
2025	$12,372	$11,225
2025	$12,713	$11,443

Average Annual Total Returns

AATR	1 Year	5/24/2021 (commencement of operations)
Class I*	18.55%	6.58%
MSCI EAFE Index	8.77%	3.64%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.51% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.89% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.85% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$1,017,658,647
Number of Portfolio Holdings	193
Portfolio Turnover Rate	71%Footnote Reference*
Total Advisory Fees Paid, Net	$4,906,163
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 84%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	23.8
United Kingdom	12.5
France	10.0
Netherlands	7.9
Germany	7.4
Spain	6.4
Switzerland	6.2
United States	5.0
Singapore	4.8
Italy	4.6
Australia	3.0
Hong Kong	2.4
Finland	2.0
Belgium	1.5
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	11.4
Capital Goods	11.0
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Insurance	8.2
Financial Services	7.7
Consumer Durables & Apparel	6.3
Software & Services	6.2
Technology Hardware & Equipment	6.1
Telecommunication Services	5.9
Consumer Discretionary Distribution & Retail	5.5
Food, Beverage & Tobacco	5.3
Commercial & Professional Services	4.7
Consumer Staples Distribution & Retail	3.0
Materials	2.4
Automobiles & Components	2.2
Media & Entertainment	2.0
Other (each less than 1%)	3.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class III (GTMIX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$84	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.10%.

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

Class III shares of GMO International Opportunistic Value Fund returned +16.23% (net) for the fiscal year ended February 28, 2025, as compared with +15.64% for the MSCI World ex USA Value Index.

Stock selection within sectors drove portfolio outperformance for the period with notable contributions from Financials in Spain, the UK, and France.

Decisions which detracted from performance included overweight positioning in automobile manufacturers and stock selection within Japan and Materials.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI World ex USA Index	MSCI World ex USA Value Index
2015	$10,000	$10,000	$10,000
2015	$9,768	$9,833	$9,783
2015	$10,185	$10,259	$10,249
2015	$10,125	$10,170	$10,106
2015	$9,827	$9,881	$9,795
2015	$9,854	$10,037	$9,891
2015	$9,173	$9,306	$9,167
2015	$8,618	$8,836	$8,614
2015	$9,066	$9,501	$9,250
2015	$8,988	$9,350	$9,022
2015	$8,760	$9,182	$8,801
2016	$8,263	$8,550	$8,123
2016	$7,937	$8,431	$8,006
2016	$8,515	$9,003	$8,575
2016	$8,650	$9,292	$8,960
2016	$8,601	$9,187	$8,791
2016	$8,300	$8,908	$8,389
2016	$8,627	$9,346	$8,809
2016	$8,688	$9,355	$8,949
2016	$8,799	$9,469	$9,034
2016	$8,640	$9,285	$9,059
2016	$8,476	$9,136	$9,049
2016	$8,729	$9,435	$9,451
2017	$9,036	$9,715	$9,703
2017	$9,131	$9,827	$9,750
2017	$9,400	$10,077	$9,987
2017	$9,611	$10,291	$10,145
2017	$9,912	$10,634	$10,352
2017	$9,982	$10,644	$10,422
2017	$10,344	$10,961	$10,786
2017	$10,498	$10,958	$10,721
2017	$10,768	$11,243	$11,063
2017	$11,013	$11,396	$11,147
2017	$11,026	$11,511	$11,248
2017	$11,211	$11,718	$11,440
2018	$11,857	$12,264	$12,014
2018	$11,205	$11,682	$11,407
2018	$11,067	$11,461	$11,140
2018	$11,113	$11,743	$11,487
2018	$10,869	$11,520	$11,048
2018	$10,393	$11,394	$10,922
2018	$10,685	$11,674	$11,227
2018	$10,371	$11,453	$10,843
2018	$10,378	$11,543	$11,048
2018	$9,442	$10,625	$10,306
2018	$9,339	$10,616	$10,255
2018	$8,830	$10,067	$9,717
2019	$9,665	$10,786	$10,427
2019	$9,693	$11,063	$10,611
2019	$9,707	$11,119	$10,542
2019	$9,959	$11,434	$10,801
2019	$9,419	$10,893	$10,177
2019	$9,980	$11,541	$10,726
2019	$9,712	$11,401	$10,499
2019	$9,501	$11,121	$10,086
2019	$9,882	$11,433	$10,572
2019	$10,284	$11,803	$10,919
2019	$10,425	$11,950	$10,976
2019	$10,888	$12,331	$11,372
2020	$10,654	$12,093	$10,966
2020	$9,916	$11,019	$9,943
2020	$8,382	$9,463	$8,101
2020	$8,988	$10,123	$8,550
2020	$9,390	$10,554	$8,799
2020	$9,726	$10,915	$9,102
2020	$10,117	$11,205	$9,144
2020	$10,314	$11,784	$9,695
2020	$10,161	$11,452	$9,225
2020	$9,721	$11,002	$8,876
2020	$10,995	$12,690	$10,552
2020	$11,705	$13,267	$11,005
2021	$11,570	$13,125	$10,942
2021	$11,951	$13,460	$11,490
2021	$12,445	$13,803	$11,922
2021	$12,804	$14,237	$12,187
2021	$13,380	$14,785	$12,695
2021	$13,111	$14,582	$12,365
2021	$13,027	$14,679	$12,310
2021	$13,117	$14,915	$12,433
2021	$12,696	$14,486	$12,232
2021	$12,907	$14,917	$12,504
2021	$12,238	$14,219	$11,754
2021	$12,968	$14,942	$12,465
2022	$12,880	$14,282	$12,657
2022	$12,521	$14,060	$12,527
2022	$12,460	$14,223	$12,659
2022	$11,760	$13,289	$12,024
2022	$12,084	$13,400	$12,344
2022	$10,884	$12,139	$11,093
2022	$11,093	$12,742	$11,342
2022	$10,672	$12,147	$10,943
2022	$9,811	$11,023	$9,959
2022	$10,457	$11,630	$10,594
2022	$11,775	$12,869	$11,688
2022	$11,690	$12,806	$11,762
2023	$12,460	$13,856	$12,701
2023	$12,219	$13,533	$12,480
2023	$12,432	$13,833	$12,424
2023	$12,664	$14,226	$12,830
2023	$12,005	$13,606	$12,126
2023	$12,785	$14,253	$12,811
2023	$13,346	$14,714	$13,387
2023	$12,927	$14,145	$12,964
2023	$12,806	$13,668	$12,836
2023	$12,230	$13,091	$12,258
2023	$13,132	$14,321	$13,242
2023	$13,781	$15,104	$13,936
2024	$13,561	$15,169	$13,893
2024	$13,695	$15,428	$13,906
2024	$14,354	$15,933	$14,501
2024	$14,163	$15,526	$14,339
2024	$14,898	$16,120	$14,917
2024	$14,268	$15,852	$14,498
2024	$14,910	$16,350	$15,196
2024	$15,404	$16,895	$15,633
2024	$15,636	$17,082	$15,904
2024	$14,920	$16,211	$15,191
2024	$14,775	$16,250	$15,188
2024	$14,504	$15,814	$14,862
2025	$15,101	$16,600	$15,565
2025	$15,917	$16,892	$16,082

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	16.23%	9.93%	4.76%
MSCI World ex USA Index	9.49%	8.92%	5.38%
MSCI World ex USA Value Index	15.64%	10.09%	4.86%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.80% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$410,213,505
Number of Portfolio Holdings	184
Portfolio Turnover Rate	49%Footnote Reference*
Total Advisory Fees Paid, Net	$1,987,183
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 59%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.2
Canada	12.9
France	11.3
United Kingdom	11.1
Switzerland	8.6
Germany	6.3
Spain	6.0
Australia	4.1
Netherlands	3.7
Italy	2.9
Sweden	2.4
Hong Kong	2.2
Norway	1.8
Singapore	1.5
Belgium	1.4
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	25.3
Capital Goods	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Energy	8.7
Automobiles & Components	7.9
Materials	7.8
Insurance	6.0
Telecommunication Services	4.6
Financial Services	4.0
Transportation	2.5
Food, Beverage & Tobacco	2.4
Consumer Durables & Apparel	2.0
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	3.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class IV (GMAZX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$80	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.09%.

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

Class IV shares of GMO International Opportunistic Value Fund returned +16.23% (net) for the fiscal year ended February 28, 2025, as compared with +15.64% for the MSCI World ex USA Value Index.

Stock selection within sectors drove portfolio outperformance for the period with notable contributions from Financials in Spain, the UK, and France.

Decisions which detracted from performance included overweight positioning in automobile manufacturers and stock selection within Japan and Materials.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $125,000,000 Investment

	Class IV	MSCI World ex USA Index	MSCI World ex USA Value Index
2023	$125,000,000	$125,000,000	$125,000,000
2023	$123,653,017	$124,385,373	$124,262,278
2023	$118,085,489	$119,135,120	$118,662,797
2023	$126,795,977	$130,331,085	$128,188,980
2023	$133,053,248	$137,455,460	$134,910,013
2024	$131,019,077	$138,047,380	$134,492,115
2024	$132,313,550	$140,404,187	$134,622,625
2024	$138,600,986	$144,999,463	$140,378,265
2024	$136,751,740	$141,294,592	$138,813,329
2024	$143,871,337	$146,698,884	$144,406,662
2024	$137,768,825	$144,266,896	$140,353,450
2024	$143,983,079	$148,793,051	$147,110,056
2024	$148,760,657	$153,757,169	$151,332,002
2024	$151,008,928	$155,459,715	$153,955,325
2024	$144,076,757	$147,532,988	$147,062,275
2024	$142,671,587	$147,885,685	$147,031,724
2024	$140,200,476	$143,915,404	$143,875,877
2025	$145,881,538	$151,072,596	$150,680,093
2025	$153,794,444	$153,725,962	$155,678,818

Average Annual Total Returns

AATR	1 Year	9/25/2023 (commencement of operations)
Class IV*	16.23%	15.61%
MSCI World ex USA Index	9.49%	15.57%
MSCI World ex USA Value Index	15.64%	16.60%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.75% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.63% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$410,213,505
Number of Portfolio Holdings	184
Portfolio Turnover Rate	49%Footnote Reference*
Total Advisory Fees Paid, Net	$1,987,183
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 59%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.2
Canada	12.9
France	11.3
United Kingdom	11.1
Switzerland	8.6
Germany	6.3
Spain	6.0
Australia	4.1
Netherlands	3.7
Italy	2.9
Sweden	2.4
Hong Kong	2.2
Norway	1.8
Singapore	1.5
Belgium	1.4
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	25.3
Capital Goods	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Energy	8.7
Automobiles & Components	7.9
Materials	7.8
Insurance	6.0
Telecommunication Services	4.6
Financial Services	4.0
Transportation	2.5
Food, Beverage & Tobacco	2.4
Consumer Durables & Apparel	2.0
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	3.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class R6 (GMBCX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of April 8, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.79%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.10%.
Footnote*	For the period April 8, 2024 (commencement of operations) through February 28, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

Class R6 shares of GMO International Opportunistic Value Fund returned +10.11% (net) for the period April 8, 2024 (commencement of operations for Class R6) through February 28, 2025, as compared with +10.52% for the MSCI World ex USA Value Index.

Stock selection within sectors drove portfolio outperformance for the period with notable contributions from Financials in Spain, the UK, and France.

Decisions which detracted from performance included overweight positioning in automobile manufacturers and stock selection within Japan and Materials.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.46% to the performance for the period ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	MSCI World ex USA Index	MSCI World ex USA Value Index
2024	$10,000	$10,000	$10,000
2024	$9,795	$9,787	$9,855
2024	$10,304	$10,161	$10,252
2024	$9,868	$9,992	$9,964
2024	$10,307	$10,306	$10,444
2024	$10,649	$10,650	$10,744
2024	$10,810	$10,768	$10,930
2024	$10,321	$10,219	$10,441
2024	$10,220	$10,243	$10,439
2024	$10,033	$9,968	$10,214
2025	$10,446	$10,464	$10,698
2025	$11,011	$10,648	$11,052

Average Annual Total Returns

AATR	4/8/2024 (commencement of operations)
Class R6*	10.11%
MSCI World ex USA Index	6.48%
MSCI World ex USA Value Index	10.52%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.46% to the performance for the period ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.80% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$410,213,505
Number of Portfolio Holdings	184
Portfolio Turnover Rate	49%Footnote Reference*
Total Advisory Fees Paid, Net	$1,987,183
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 59%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.2
Canada	12.9
France	11.3
United Kingdom	11.1
Switzerland	8.6
Germany	6.3
Spain	6.0
Australia	4.1
Netherlands	3.7
Italy	2.9
Sweden	2.4
Hong Kong	2.2
Norway	1.8
Singapore	1.5
Belgium	1.4
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	25.3
Capital Goods	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Energy	8.7
Automobiles & Components	7.9
Materials	7.8
Insurance	6.0
Telecommunication Services	4.6
Financial Services	4.0
Transportation	2.5
Food, Beverage & Tobacco	2.4
Consumer Durables & Apparel	2.0
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	3.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class I (IOVFX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.10%.

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

Class I shares of GMO International Opportunistic Value Fund returned +16.10% (net) for the fiscal year ended February 28, 2025, as compared with +15.64% for the MSCI World ex USA Value Index.

Stock selection within sectors drove portfolio outperformance for the period with notable contributions from Financials in Spain, the UK, and France.

Decisions which detracted from performance included overweight positioning in automobile manufacturers and stock selection within Japan and Materials.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	MSCI World ex USA Index	MSCI World ex USA Value Index
2023	$10,000	$10,000	$10,000
2023	$9,986	$10,000	$10,038
2023	$9,885	$9,662	$9,939
2023	$9,447	$9,255	$9,491
2023	$10,144	$10,124	$10,253
2023	$10,646	$10,678	$10,790
2024	$10,476	$10,724	$10,757
2024	$10,572	$10,907	$10,767
2024	$11,081	$11,264	$11,228
2024	$10,934	$10,976	$11,102
2024	$11,495	$11,396	$11,550
2024	$11,008	$11,207	$11,226
2024	$11,497	$11,558	$11,766
2024	$11,878	$11,944	$12,104
2024	$12,058	$12,076	$12,313
2024	$11,504	$11,461	$11,762
2024	$11,392	$11,488	$11,760
2024	$11,189	$11,180	$11,507
2025	$11,642	$11,736	$12,051
2025	$12,273	$11,942	$12,451

Average Annual Total Returns

AATR	1 Year	8/14/2023 (commencement of operations)
Class I*	16.10%	14.19%
MSCI World ex USA Index	9.49%	12.18%
MSCI World ex USA Value Index	15.64%	15.26%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.88% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.78% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$410,213,505
Number of Portfolio Holdings	184
Portfolio Turnover Rate	49%Footnote Reference*
Total Advisory Fees Paid, Net	$1,987,183
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 59%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.2
Canada	12.9
France	11.3
United Kingdom	11.1
Switzerland	8.6
Germany	6.3
Spain	6.0
Australia	4.1
Netherlands	3.7
Italy	2.9
Sweden	2.4
Hong Kong	2.2
Norway	1.8
Singapore	1.5
Belgium	1.4
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	25.3
Capital Goods	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Energy	8.7
Automobiles & Components	7.9
Materials	7.8
Insurance	6.0
Telecommunication Services	4.6
Financial Services	4.0
Transportation	2.5
Food, Beverage & Tobacco	2.4
Consumer Durables & Apparel	2.0
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	3.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class III (GMAKX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$70	0.68%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class III shares of GMO-Usonian Japan Value Creation Fund returned +6.25% (net) for the fiscal year ended February 28, 2025, as compared with +1.53% for TOPIX.

In 2024, Japan's equity market experienced significant growth, with the TOPIX index rising by 20.02% for the calendar year in local terms, due to solid global economic growth and stock market reforms. The end of deflation and renewed corporate dynamism further boosted investor confidence.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Financials contributed to the returns, while overweight in Information Technology and underweight in Communication Services detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	Tokyo Stock Price Index (TR)
2021	$10,000	$10,000
2021	$10,000	$10,000
2022	$9,934	$9,511
2022	$9,950	$9,473
2022	$9,329	$9,360
2022	$8,839	$8,463
2022	$8,844	$8,685
2022	$8,476	$8,054
2022	$8,853	$8,492
2022	$8,432	$8,285
2022	$7,766	$7,487
2022	$7,788	$7,662
2022	$8,651	$8,402
2022	$8,717	$8,478
2023	$9,199	$8,982
2023	$9,033	$8,656
2023	$9,295	$8,994
2023	$9,445	$9,028
2023	$9,461	$9,116
2023	$9,869	$9,475
2023	$10,161	$9,783
2023	$9,993	$9,588
2023	$9,944	$9,389
2023	$9,684	$8,975
2023	$10,221	$9,692
2023	$10,615	$10,138
2024	$10,828	$10,541
2024	$11,036	$10,802
2024	$11,378	$11,068
2024	$11,075	$10,616
2024	$11,316	$10,752
2024	$11,137	$10,655
2024	$11,914	$11,330
2024	$12,130	$11,368
2024	$12,305	$11,378
2024	$11,404	$10,885
2024	$11,704	$10,983
2024	$11,484	$10,913
2025	$11,633	$11,094
2025	$11,725	$10,967

Average Annual Total Returns

AATR	1 Year	12/30/2021 (commencement of operations)
Class III	6.25%	5.16%
Tokyo Stock Price Index (TR)	1.53%	2.96%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.83% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$179,012,016
Number of Portfolio Holdings	37
Portfolio Turnover Rate	23%Footnote Reference*
Total Advisory Fees Paid, Net	$842,739
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	25.6
Banks	9.6
Technology Hardware & Equipment	9.3
Consumer Durables & Apparel	8.8
Food, Beverage & Tobacco	8.6
Materials	7.1
Automobiles & Components	6.5
Financial Services	5.8
Health Care Equipment & Services	5.0
Insurance	4.7
Semiconductors & Semiconductor Equipment	3.9
Transportation	3.1
Software & Services	2.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class VI (GMAHX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$60	0.58%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class VI shares of GMO-Usonian Japan Value Creation Fund returned +6.41% (net) for the fiscal year ended February 28, 2025, as compared with +1.53% for TOPIX.

In 2024, Japan's equity market experienced significant growth, with the TOPIX index rising by 20.02% for the calendar year in local terms, due to solid global economic growth and stock market reforms. The end of deflation and renewed corporate dynamism further boosted investor confidence.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Financials contributed to the returns, while overweight in Information Technology and underweight in Communication Services detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	Tokyo Stock Price Index (TR)
2020	$300,000,000	$300,000,000
2020	$299,550,000	$297,807,029
2020	$293,550,000	$292,099,818
2020	$323,250,000	$325,453,450
2020	$350,534,002	$338,382,940
2021	$348,863,346	$334,471,407
2021	$356,457,237	$338,903,001
2021	$372,708,163	$344,944,425
2021	$372,252,530	$338,813,004
2021	$373,619,430	$345,493,420
2021	$360,861,693	$342,190,531
2021	$365,994,098	$338,514,021
2021	$371,536,993	$348,872,735
2021	$376,264,757	$358,043,699
2021	$364,852,914	$345,382,237
2021	$344,800,676	$334,313,330
2021	$353,083,060	$340,943,581
2022	$350,766,008	$324,272,438
2022	$351,300,712	$322,984,858
2022	$329,377,837	$319,117,168
2022	$312,089,065	$288,543,393
2022	$312,267,300	$296,119,292
2022	$299,256,162	$274,594,116
2022	$312,778,737	$289,513,856
2022	$297,732,255	$282,480,916
2022	$274,410,209	$255,262,373
2022	$275,162,533	$261,247,709
2022	$305,631,658	$286,471,530
2022	$308,125,771	$289,055,076
2023	$324,970,485	$306,252,137
2023	$319,292,491	$295,130,580
2023	$328,377,281	$306,644,044
2023	$333,676,741	$307,805,477
2023	$334,244,540	$310,804,814
2023	$348,818,057	$323,057,631
2023	$359,055,587	$333,540,573
2023	$353,310,698	$326,906,049
2023	$351,587,231	$320,123,368
2023	$342,395,408	$305,991,201
2023	$361,353,543	$330,435,419
2023	$375,314,140	$345,648,057
2024	$382,852,161	$359,402,731
2024	$390,191,814	$368,279,490
2024	$402,490,692	$377,372,593
2024	$391,778,766	$361,946,781
2024	$400,308,633	$366,598,307
2024	$393,960,825	$363,271,492
2024	$421,403,840	$386,277,574
2024	$429,226,186	$387,580,884
2024	$435,443,949	$387,923,661
2024	$403,352,271	$371,123,726
2024	$414,183,212	$374,459,295
2024	$406,437,177	$372,057,261
2025	$411,728,798	$378,230,965
2025	$415,188,704	$373,925,900

Average Annual Total Returns

AATR	1 Year	9/14/2020 (commencement of operations)
Class VI	6.41%	7.56%
Tokyo Stock Price Index (TR)	1.53%	5.07%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.74% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$179,012,016
Number of Portfolio Holdings	37
Portfolio Turnover Rate	23%Footnote Reference*
Total Advisory Fees Paid, Net	$842,739
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	25.6
Banks	9.6
Technology Hardware & Equipment	9.3
Consumer Durables & Apparel	8.8
Food, Beverage & Tobacco	8.6
Materials	7.1
Automobiles & Components	6.5
Financial Services	5.8
Health Care Equipment & Services	5.0
Insurance	4.7
Semiconductors & Semiconductor Equipment	3.9
Transportation	3.1
Software & Services	2.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class I (GMIIX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.80%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class I shares of GMO-Usonian Japan Value Creation Fund returned +6.13% (net) for the fiscal year ended February 28, 2025, as compared with +1.53% for TOPIX.

In 2024, Japan's equity market experienced significant growth, with the TOPIX index rising by 20.02% for the calendar year in local terms, due to solid global economic growth and stock market reforms. The end of deflation and renewed corporate dynamism further boosted investor confidence.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Financials contributed to the returns, while overweight in Information Technology and underweight in Communication Services detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	Tokyo Stock Price Index (TR)
2021	$10,000	$10,000
2021	$9,519	$9,770
2021	$9,653	$9,665
2021	$9,799	$9,961
2021	$9,920	$10,223
2021	$9,618	$9,861
2021	$9,085	$9,545
2021	$9,304	$9,735
2022	$9,243	$9,259
2022	$9,257	$9,222
2022	$8,679	$9,111
2022	$8,218	$8,238
2022	$8,223	$8,455
2022	$7,880	$7,840
2022	$8,234	$8,266
2022	$7,838	$8,065
2022	$7,218	$7,288
2022	$7,238	$7,459
2022	$8,041	$8,179
2022	$8,101	$8,253
2023	$8,544	$8,744
2023	$8,395	$8,426
2023	$8,639	$8,755
2023	$8,773	$8,788
2023	$8,788	$8,874
2023	$9,167	$9,224
2023	$9,435	$9,523
2023	$9,278	$9,334
2023	$9,233	$9,140
2023	$8,996	$8,737
2023	$9,490	$9,434
2023	$9,853	$9,869
2024	$10,051	$10,262
2024	$10,244	$10,515
2024	$10,562	$10,775
2024	$10,281	$10,334
2024	$10,500	$10,467
2024	$10,338	$10,372
2024	$11,054	$11,029
2024	$11,254	$11,066
2024	$11,412	$11,076
2024	$10,574	$10,596
2024	$10,859	$10,691
2024	$10,648	$10,623
2025	$10,787	$10,799
2025	$10,872	$10,676

Average Annual Total Returns

AATR	1 Year	6/7/2021 (commencement of operations)
Class I	6.13%	2.27%
Tokyo Stock Price Index (TR)	1.53%	1.77%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.96% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.80% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$179,012,016
Number of Portfolio Holdings	37
Portfolio Turnover Rate	23%Footnote Reference*
Total Advisory Fees Paid, Net	$842,739
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	25.6
Banks	9.6
Technology Hardware & Equipment	9.3
Consumer Durables & Apparel	8.8
Food, Beverage & Tobacco	8.6
Materials	7.1
Automobiles & Components	6.5
Financial Services	5.8
Health Care Equipment & Services	5.0
Insurance	4.7
Semiconductors & Semiconductor Equipment	3.9
Transportation	3.1
Software & Services	2.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Cyclicals Fund

Class VI (GMAEX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Quality Cyclicals Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$43	0.41%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class VI shares of GMO Quality Cyclicals Fund returned +7.53% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the MSCI ACWI.

Relative to the MSCI ACWI, sector allocation helped this period. The Health Care (underweight) and Financials (overweight) allocations added to returns while Energy (overweight) and Communication Services (underweight) detracted from returns. Security selection within sector detracted from relative returns. Selection results in Financials and Communication Services added to returns. Information Technology and Consumer Staples had a negative impact. Stock selection was more material than sector allocation.

The U.S./non-U.S. regional allocation made a negative contribution.

Booking Holdings, Wells Fargo, and Microsoft (underweight) helped returns while Neste, Fomento Economico Mexicano SAB, and NVIDIA (underweight) reduced returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	MSCI ACWI
2020	$300,000,000	$300,000,000
2020	$327,300,000	$315,988,406
2020	$326,400,000	$326,085,024
2020	$333,600,000	$343,330,694
2020	$357,000,000	$364,344,286
2020	$343,800,000	$352,596,657
2020	$338,850,000	$344,025,528
2020	$418,050,000	$386,431,121
2020	$443,078,785	$404,372,911
2021	$420,092,587	$402,533,805
2021	$460,675,116	$411,857,878
2021	$481,759,008	$422,858,330
2021	$499,989,442	$441,346,765
2021	$519,805,130	$448,010,398
2021	$513,147,058	$454,122,247
2021	$510,387,853	$457,250,712
2021	$498,788,129	$468,695,387
2021	$493,515,527	$449,333,697
2021	$516,890,729	$472,269,271
2021	$478,576,489	$460,896,813
2021	$512,290,775	$479,332,914
2022	$513,670,019	$455,791,723
2022	$507,758,972	$444,019,880
2022	$509,138,216	$453,636,913
2022	$472,883,792	$417,326,983
2022	$483,917,747	$417,815,365
2022	$425,989,483	$382,595,051
2022	$449,008,304	$409,312,629
2022	$434,695,653	$394,243,826
2022	$392,575,566	$356,503,140
2022	$425,699,130	$378,017,049
2022	$470,068,348	$407,337,334
2022	$447,523,335	$391,308,219
2023	$504,687,101	$419,355,963
2023	$489,117,203	$407,337,220
2023	$495,345,162	$419,896,478
2023	$507,801,080	$425,931,467
2023	$484,891,088	$421,369,519
2023	$515,363,602	$445,834,629
2023	$539,263,436	$462,155,723
2023	$517,448,952	$449,241,281
2023	$493,288,824	$430,664,779
2023	$470,301,518	$417,716,044
2023	$511,819,408	$456,269,499
2023	$549,779,184	$478,185,935
2024	$542,211,175	$480,989,191
2024	$557,835,451	$501,630,038
2024	$589,816,389	$517,106,507
2024	$564,671,071	$500,309,753
2024	$585,422,061	$520,629,140
2024	$570,530,174	$532,224,662
2024	$581,049,357	$540,808,108
2024	$587,410,318	$554,542,742
2024	$599,398,284	$567,425,374
2024	$587,165,666	$554,688,481
2024	$603,068,069	$575,435,873
2024	$574,030,413	$561,814,371
2025	$602,192,382	$580,672,207
2025	$599,823,619	$577,174,025

Average Annual Total Returns

AATR	1 Year	5/12/2020 (commencement of operations)
Class VI	7.53%	15.53%
MSCI ACWI	15.06%	14.61%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.58% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.41% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$81,210,784
Number of Portfolio Holdings	66
Portfolio Turnover Rate	29%Footnote Reference*
Total Advisory Fees Paid, Net	$259,378
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 35%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	56.5
United Kingdom	8.9
Spain	7.2
France	6.4
Mexico	5.1
Ireland	4.7
Canada	4.4
Germany	2.7
Netherlands	2.0
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Consumer Services	17.0
Capital Goods	15.3
Financial Services	11.4
Energy	7.5
Semiconductors & Semiconductor Equipment	7.5
Media & Entertainment	6.0
Banks	5.6
Transportation	5.5
Food, Beverage & Tobacco	5.5
Materials	5.2
Consumer Durables & Apparel	5.0
Consumer Discretionary Distribution & Retail	3.9
Insurance	3.4
Household & Personal Products	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

In March 2025, the Board of Trustees of GMO Trust approved the termination of GMO Quality Cyclicals Fund. The Fund is expected to liquidate on or about April 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Cyclicals Fund

Class I (GMAOX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Quality Cyclicals Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.61%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class I shares of GMO Quality Cyclicals Fund returned +7.33% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the MSCI ACWI.

Relative to the MSCI ACWI, sector allocation helped this period. The Health Care (underweight) and Financials (overweight) allocations added to returns while Energy (overweight) and Communication Services (underweight) detracted from returns. Security selection within sector detracted from relative returns. Selection results in Financials and Communication Services added to returns. Information Technology and Consumer Staples had a negative impact. Stock selection was more material than sector allocation.

The U.S./non-U.S. regional allocation made a negative contribution.

Booking Holdings, Wells Fargo, and Microsoft (underweight) helped returns while Neste, Fomento Economico Mexicano SAB, and NVIDIA (underweight) reduced returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	MSCI ACWI
2021	$10,000	$10,000
2021	$10,204	$10,074
2021	$9,972	$10,326
2021	$9,866	$9,899
2021	$10,330	$10,405
2021	$9,564	$10,154
2021	$10,237	$10,560
2022	$10,260	$10,042
2022	$10,142	$9,782
2022	$10,166	$9,994
2022	$9,441	$9,194
2022	$9,658	$9,205
2022	$8,504	$8,429
2022	$8,963	$9,018
2022	$8,673	$8,686
2022	$7,833	$7,854
2022	$8,494	$8,328
2022	$9,375	$8,974
2022	$8,928	$8,621
2023	$10,063	$9,239
2023	$9,753	$8,974
2023	$9,873	$9,251
2023	$10,121	$9,384
2023	$9,660	$9,283
2023	$10,267	$9,822
2023	$10,742	$10,182
2023	$10,307	$9,897
2023	$9,826	$9,488
2023	$9,363	$9,203
2023	$10,186	$10,052
2023	$10,944	$10,535
2024	$10,788	$10,597
2024	$11,099	$11,052
2024	$11,736	$11,393
2024	$11,236	$11,022
2024	$11,639	$11,470
2024	$11,347	$11,726
2024	$11,555	$11,915
2024	$11,676	$12,217
2024	$11,910	$12,501
2024	$11,667	$12,221
2024	$11,983	$12,678
2024	$11,406	$12,378
2025	$11,960	$12,793
2025	$11,913	$12,716

Average Annual Total Returns

AATR	1 Year	7/16/2021 (commencement of operations)
Class I	7.33%	4.95%
MSCI ACWI	15.06%	6.86%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.79% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.61% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$81,210,784
Number of Portfolio Holdings	66
Portfolio Turnover Rate	29%Footnote Reference*
Total Advisory Fees Paid, Net	$259,378
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 35%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	56.5
United Kingdom	8.9
Spain	7.2
France	6.4
Mexico	5.1
Ireland	4.7
Canada	4.4
Germany	2.7
Netherlands	2.0
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Consumer Services	17.0
Capital Goods	15.3
Financial Services	11.4
Energy	7.5
Semiconductors & Semiconductor Equipment	7.5
Media & Entertainment	6.0
Banks	5.6
Transportation	5.5
Food, Beverage & Tobacco	5.5
Materials	5.2
Consumer Durables & Apparel	5.0
Consumer Discretionary Distribution & Retail	3.9
Insurance	3.4
Household & Personal Products	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

In March 2025, the Board of Trustees of GMO Trust approved the termination of GMO Quality Cyclicals Fund. The Fund is expected to liquidate on or about April 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class III (GQETX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$54	0.50%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class III shares of GMO Quality Fund returned +14.78% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	S&P 500 Index
2015	$10,000	$10,000
2015	$9,791	$9,842
2015	$9,848	$9,936
2015	$9,943	$10,064
2015	$9,656	$9,869
2015	$9,972	$10,076
2015	$9,352	$9,468
2015	$9,254	$9,234
2015	$9,967	$10,013
2015	$9,907	$10,042
2015	$9,890	$9,884
2016	$9,670	$9,394
2016	$9,711	$9,381
2016	$10,299	$10,017
2016	$10,202	$10,056
2016	$10,457	$10,237
2016	$10,570	$10,263
2016	$10,944	$10,642
2016	$10,928	$10,657
2016	$10,938	$10,659
2016	$10,699	$10,464
2016	$10,699	$10,852
2016	$10,851	$11,066
2017	$11,058	$11,276
2017	$11,677	$11,724
2017	$11,852	$11,738
2017	$12,138	$11,858
2017	$12,572	$12,025
2017	$12,620	$12,100
2017	$12,750	$12,349
2017	$12,937	$12,387
2017	$13,017	$12,642
2017	$13,601	$12,937
2017	$13,959	$13,334
2017	$14,005	$13,482
2018	$14,859	$14,254
2018	$14,400	$13,729
2018	$13,907	$13,380
2018	$13,999	$13,431
2018	$14,308	$13,755
2018	$14,475	$13,839
2018	$15,251	$14,354
2018	$15,836	$14,822
2018	$15,974	$14,906
2018	$15,167	$13,888
2018	$15,412	$14,171
2018	$14,069	$12,891
2019	$14,953	$13,924
2019	$15,388	$14,371
2019	$15,934	$14,650
2019	$16,390	$15,244
2019	$15,575	$14,275
2019	$16,514	$15,281
2019	$16,878	$15,501
2019	$16,627	$15,255
2019	$16,801	$15,540
2019	$17,347	$15,877
2019	$17,969	$16,453
2019	$18,528	$16,950
2020	$18,416	$16,943
2020	$17,025	$15,549
2020	$15,485	$13,628
2020	$17,220	$15,375
2020	$17,780	$16,107
2020	$17,967	$16,428
2020	$18,798	$17,354
2020	$19,938	$18,601
2020	$19,333	$17,895
2020	$18,627	$17,419
2020	$20,860	$19,326
2020	$21,948	$20,069
2021	$21,579	$19,866
2021	$22,273	$20,414
2021	$23,422	$21,308
2021	$24,760	$22,445
2021	$25,145	$22,602
2021	$25,446	$23,129
2021	$26,194	$23,679
2021	$26,675	$24,399
2021	$25,434	$23,264
2021	$26,980	$24,894
2021	$26,133	$24,721
2021	$27,699	$25,829
2022	$26,679	$24,493
2022	$25,549	$23,759
2022	$25,923	$24,642
2022	$24,347	$22,493
2022	$24,493	$22,534
2022	$22,835	$20,674
2022	$24,507	$22,580
2022	$23,286	$21,659
2022	$21,342	$19,665
2022	$22,976	$21,257
2022	$24,620	$22,445
2022	$23,483	$21,151
2023	$25,061	$22,480
2023	$24,195	$21,932
2023	$25,519	$22,737
2023	$26,334	$23,092
2023	$27,057	$23,192
2023	$28,503	$24,725
2023	$29,266	$25,519
2023	$28,735	$25,113
2023	$27,297	$23,916
2023	$27,205	$23,413
2023	$29,582	$25,551
2023	$30,530	$26,712
2024	$31,359	$27,161
2024	$32,943	$28,611
2024	$33,835	$29,531
2024	$32,560	$28,325
2024	$33,697	$29,730
2024	$35,036	$30,796
2024	$35,457	$31,171
2024	$36,532	$31,927
2024	$37,118	$32,609
2024	$35,979	$32,313
2024	$37,203	$34,210
2024	$36,307	$33,395
2025	$38,189	$34,325
2025	$37,810	$33,877

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	14.78%	17.30%	14.22%
S&P 500 Index	18.41%	16.86%	12.98%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.51% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.50% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class IV (GQEFX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$49	0.46%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class IV shares of GMO Quality Fund returned +14.83% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $125,000,000 Investment

	Class IV	S&P 500 Index
2015	$125,000,000	$125,000,000
2015	$122,338,114	$123,023,190
2015	$123,044,329	$124,203,377
2015	$124,239,461	$125,800,541
2015	$120,654,064	$123,365,288
2015	$124,684,894	$125,949,942
2015	$116,881,169	$118,350,899
2015	$115,658,197	$115,422,484
2015	$124,568,421	$125,158,841
2015	$123,811,343	$125,531,044
2015	$123,632,458	$123,551,187
2016	$120,886,489	$117,420,053
2016	$121,397,367	$117,261,631
2016	$128,805,096	$125,216,449
2016	$127,591,761	$125,701,879
2016	$130,784,748	$127,959,253
2016	$132,189,663	$128,290,805
2016	$136,859,287	$133,020,725
2016	$136,664,516	$133,207,492
2016	$136,794,363	$133,232,678
2016	$133,807,870	$130,802,356
2016	$133,807,870	$135,646,607
2016	$135,756,289	$138,327,812
2017	$138,336,453	$140,951,399
2017	$146,076,943	$146,548,004
2017	$148,260,158	$146,718,949
2017	$151,832,692	$148,225,740
2017	$157,257,651	$150,311,691
2017	$157,919,231	$151,249,867
2017	$159,551,899	$154,359,969
2017	$161,892,350	$154,832,498
2017	$162,828,530	$158,026,406
2017	$170,184,234	$161,714,016
2017	$174,664,526	$166,673,750
2017	$175,207,411	$168,526,938
2018	$185,947,546	$178,175,771
2018	$180,219,474	$171,608,726
2018	$174,061,796	$167,247,587
2018	$175,207,411	$167,889,327
2018	$179,073,860	$171,932,433
2018	$181,150,286	$172,990,664
2018	$190,880,396	$179,428,273
2018	$198,198,971	$185,274,999
2018	$199,916,596	$186,329,572
2018	$189,834,885	$173,593,916
2018	$192,896,738	$177,131,480
2018	$176,104,436	$161,138,128
2019	$187,240,452	$174,051,064
2019	$192,678,972	$179,639,536
2019	$199,498,702	$183,130,243
2019	$205,196,199	$190,545,122
2019	$195,009,766	$178,436,328
2019	$206,750,061	$191,011,856
2019	$211,414,922	$193,757,099
2019	$208,181,209	$190,687,925
2019	$210,453,548	$194,255,780
2019	$217,270,565	$198,463,307
2019	$225,048,956	$205,667,303
2019	$232,081,632	$211,874,756
2020	$230,679,609	$211,791,684
2020	$213,294,517	$194,357,166
2020	$193,946,592	$170,351,557
2020	$215,631,223	$192,189,564
2020	$222,734,809	$201,343,179
2020	$225,164,983	$205,347,332
2020	$235,582,340	$216,925,870
2020	$249,833,617	$232,518,615
2020	$242,174,767	$223,683,682
2020	$233,449,496	$217,735,085
2020	$261,370,365	$241,569,230
2020	$275,044,233	$250,857,125
2021	$270,435,152	$248,324,524
2021	$279,117,374	$255,172,052
2021	$293,587,745	$266,347,483
2021	$310,309,063	$280,562,118
2021	$315,239,707	$282,521,669
2021	$318,991,285	$289,117,079
2021	$328,359,672	$295,985,028
2021	$334,365,586	$304,984,647
2021	$318,859,409	$290,799,879
2021	$338,296,729	$311,173,838
2021	$327,595,283	$309,017,729
2021	$347,277,112	$322,866,708
2022	$334,406,560	$306,159,311
2022	$320,397,021	$296,992,458
2022	$325,066,867	$308,019,648
2022	$305,248,495	$281,159,770
2022	$307,070,874	$281,675,590
2022	$286,341,312	$258,425,027
2022	$307,440,186	$282,252,966
2022	$292,050,555	$270,742,160
2022	$267,615,110	$245,807,177
2022	$288,173,777	$265,708,060
2022	$308,849,923	$280,556,896
2022	$294,584,533	$264,392,754
2023	$314,452,750	$281,005,587
2023	$303,627,119	$274,149,344
2023	$320,183,967	$284,214,526
2023	$330,500,157	$288,650,675
2023	$339,415,383	$289,905,342
2023	$357,627,915	$309,060,916
2023	$367,202,839	$318,989,484
2023	$360,568,181	$313,910,684
2023	$342,578,048	$298,944,078
2023	$341,429,742	$292,658,319
2023	$371,285,706	$319,385,459
2023	$383,142,297	$333,895,336
2024	$393,644,810	$339,506,202
2024	$413,453,347	$357,634,342
2024	$424,753,519	$369,141,082
2024	$408,667,392	$354,063,679
2024	$423,025,257	$371,619,810
2024	$439,776,100	$384,954,308
2024	$445,124,652	$389,640,117
2024	$458,580,980	$399,091,500
2024	$466,041,914	$407,614,939
2024	$451,786,200	$403,918,449
2024	$467,240,992	$427,628,923
2024	$455,957,897	$417,435,016
2025	$479,654,883	$429,059,496
2025	$474,776,092	$423,461,077

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV	14.83%	17.36%	14.27%
S&P 500 Index	18.41%	16.86%	12.98%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.47% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.46% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class VI (GQLOX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.41%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class VI shares of GMO Quality Fund returned +14.85% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	S&P 500 Index
2015	$300,000,000	$300,000,000
2015	$293,736,407	$295,255,656
2015	$295,432,797	$298,088,106
2015	$298,303,610	$301,921,298
2015	$289,691,170	$296,076,690
2015	$299,300,348	$302,279,860
2015	$280,550,350	$284,042,156
2015	$277,611,917	$277,013,962
2015	$299,160,423	$300,381,218
2015	$297,341,393	$301,274,506
2015	$296,879,046	$296,522,848
2016	$290,278,322	$281,808,128
2016	$291,506,364	$281,427,914
2016	$309,312,966	$300,519,476
2016	$306,396,368	$301,684,511
2016	$314,071,628	$307,102,207
2016	$317,448,742	$307,897,931
2016	$328,665,766	$319,249,740
2016	$328,353,494	$319,697,982
2016	$328,665,766	$319,758,426
2016	$321,483,521	$313,925,655
2016	$321,483,521	$325,551,856
2016	$326,110,949	$331,986,749
2017	$332,318,039	$338,283,357
2017	$350,939,308	$351,715,209
2017	$356,191,461	$352,125,477
2017	$364,785,893	$355,741,776
2017	$377,995,853	$360,748,059
2017	$379,428,259	$362,999,680
2017	$383,304,423	$370,463,926
2017	$389,097,437	$371,597,996
2017	$391,350,275	$379,263,375
2017	$409,051,151	$388,113,638
2017	$419,832,594	$400,016,999
2017	$421,280,655	$404,464,651
2018	$446,964,296	$427,621,851
2018	$433,174,422	$411,860,942
2018	$418,522,681	$401,394,209
2018	$421,280,655	$402,934,385
2018	$430,588,820	$412,637,839
2018	$435,587,650	$415,177,595
2018	$458,914,505	$430,627,855
2018	$476,537,397	$444,659,997
2018	$480,853,207	$447,190,972
2018	$456,396,949	$416,625,397
2018	$463,949,617	$425,115,553
2018	$423,610,734	$386,731,508
2019	$450,229,376	$417,722,553
2019	$463,330,739	$431,134,885
2019	$479,759,432	$439,512,583
2019	$493,692,628	$457,308,293
2019	$469,153,567	$428,247,187
2019	$497,435,874	$458,428,455
2019	$508,575,509	$465,017,037
2019	$500,783,669	$457,651,020
2019	$506,259,016	$466,213,871
2019	$522,685,057	$476,311,938
2019	$541,638,182	$493,601,528
2019	$558,341,926	$508,499,415
2020	$554,962,132	$508,300,042
2020	$513,052,690	$466,457,198
2020	$466,636,856	$408,843,737
2020	$518,910,999	$461,254,953
2020	$536,035,287	$483,223,630
2020	$541,668,277	$492,833,597
2020	$566,919,670	$520,622,088
2020	$601,285,523	$558,044,676
2020	$583,050,581	$536,840,838
2020	$561,776,482	$522,564,205
2020	$629,105,498	$579,766,152
2020	$662,019,676	$602,057,100
2021	$650,899,814	$595,978,857
2021	$671,846,531	$612,412,926
2021	$706,757,725	$639,233,958
2021	$747,099,549	$673,349,084
2021	$758,995,215	$678,052,006
2021	$768,046,265	$693,880,990
2021	$790,681,096	$710,364,068
2021	$805,176,916	$731,963,154
2021	$767,751,344	$697,919,709
2021	$814,401,529	$746,817,212
2021	$789,099,734	$741,642,550
2021	$836,337,856	$774,880,100
2022	$805,535,541	$734,782,347
2022	$771,707,999	$712,781,898
2022	$782,983,846	$739,247,155
2022	$735,405,270	$674,783,448
2022	$739,530,580	$676,021,417
2022	$689,751,839	$620,220,065
2022	$740,573,124	$677,407,119
2022	$703,402,595	$649,781,184
2022	$644,667,486	$589,937,226
2022	$694,322,772	$637,699,345
2022	$743,978,058	$673,336,550
2022	$709,738,628	$634,542,610
2023	$757,444,390	$674,413,408
2023	$731,283,165	$657,958,426
2023	$771,602,229	$682,114,862
2023	$796,224,558	$692,761,620
2023	$818,076,874	$695,772,820
2023	$861,781,508	$741,746,198
2023	$884,775,342	$765,574,762
2023	$869,047,373	$753,385,641
2023	$825,564,165	$717,465,787
2023	$822,788,641	$702,379,966
2023	$894,643,871	$766,525,101
2023	$923,591,056	$801,348,807
2024	$948,665,926	$814,814,884
2024	$996,886,831	$858,322,421
2024	$1,023,569,065	$885,938,597
2024	$985,313,814	$849,752,829
2024	$1,019,711,392	$891,887,544
2024	$1,060,216,952	$923,890,338
2024	$1,072,950,579	$935,136,281
2024	$1,105,815,732	$957,819,600
2024	$1,123,859,345	$978,275,853
2024	$1,089,383,155	$969,404,277
2024	$1,126,437,004	$1,026,309,415
2024	$1,099,428,148	$1,001,844,039
2025	$1,156,423,043	$1,029,742,791
2025	$1,144,956,615	$1,016,306,585

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	14.85%	17.42%	14.33%
S&P 500 Index	18.41%	16.86%	12.98%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.42% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.41% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class R6 (GQESX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.50%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class R6 shares of GMO Quality Fund returned +14.76% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	S&P 500 Index
2019	$10,000	$10,000
2019	$10,198	$10,172
2019	$10,510	$10,479
2020	$10,450	$10,475
2020	$9,661	$9,613
2020	$8,787	$8,425
2020	$9,767	$9,506
2020	$10,090	$9,958
2020	$10,196	$10,156
2020	$10,668	$10,729
2020	$11,315	$11,500
2020	$10,967	$11,063
2020	$10,571	$10,769
2020	$11,839	$11,948
2020	$12,453	$12,407
2021	$12,244	$12,282
2021	$12,638	$12,621
2021	$13,290	$13,173
2021	$14,050	$13,876
2021	$14,269	$13,973
2021	$14,439	$14,299
2021	$14,862	$14,639
2021	$15,134	$15,084
2021	$14,430	$14,383
2021	$15,308	$15,390
2021	$14,827	$15,284
2021	$15,718	$15,969
2022	$15,133	$15,142
2022	$14,497	$14,689
2022	$14,709	$15,234
2022	$13,814	$13,906
2022	$13,897	$13,931
2022	$12,960	$12,781
2022	$13,906	$13,960
2022	$13,212	$13,391
2022	$12,108	$12,157
2022	$13,036	$13,142
2022	$13,970	$13,876
2022	$13,326	$13,077
2023	$14,223	$13,898
2023	$13,731	$13,559
2023	$14,483	$14,057
2023	$14,946	$14,276
2023	$15,351	$14,338
2023	$16,172	$15,286
2023	$16,607	$15,777
2023	$16,305	$15,526
2023	$15,494	$14,786
2023	$15,442	$14,475
2023	$16,786	$15,797
2023	$17,322	$16,514
2024	$17,799	$16,792
2024	$18,693	$17,688
2024	$19,200	$18,257
2024	$18,475	$17,512
2024	$19,127	$18,380
2024	$19,882	$19,040
2024	$20,117	$19,271
2024	$20,728	$19,739
2024	$21,067	$20,160
2024	$20,419	$19,977
2024	$21,115	$21,150
2024	$20,604	$20,646
2025	$21,674	$21,221
2025	$21,452	$20,944

Average Annual Total Returns

AATR	1 Year	5 Years	11/12/2019 (commencement of operations)
Class R6	14.76%	17.30%	15.50%
S&P 500 Index	18.41%	16.86%	14.97%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.51% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.50% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class I (GQLIX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.61%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class I shares of GMO Quality Fund returned +14.63% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	S&P 500 Index
2019	$10,000	$10,000
2019	$10,038	$9,999
2019	$10,359	$10,216
2019	$10,731	$10,586
2019	$11,060	$10,906
2020	$10,993	$10,902
2020	$10,162	$10,004
2020	$9,238	$8,769
2020	$10,274	$9,893
2020	$10,609	$10,364
2020	$10,721	$10,570
2020	$11,217	$11,166
2020	$11,898	$11,969
2020	$11,532	$11,514
2020	$11,110	$11,208
2020	$12,440	$12,434
2020	$13,089	$12,912
2021	$12,869	$12,782
2021	$13,278	$13,135
2021	$13,965	$13,710
2021	$14,758	$14,441
2021	$14,994	$14,542
2021	$15,168	$14,882
2021	$15,612	$15,235
2021	$15,899	$15,699
2021	$15,158	$14,968
2021	$16,076	$16,017
2021	$15,570	$15,906
2021	$16,504	$16,619
2022	$15,889	$15,759
2022	$15,220	$15,287
2022	$15,443	$15,855
2022	$14,497	$14,472
2022	$14,584	$14,499
2022	$13,600	$13,302
2022	$14,593	$14,529
2022	$13,864	$13,936
2022	$12,704	$12,653
2022	$13,679	$13,677
2022	$14,655	$14,441
2022	$13,980	$13,609
2023	$14,915	$14,464
2023	$14,399	$14,111
2023	$15,189	$14,629
2023	$15,669	$14,858
2023	$16,094	$14,922
2023	$16,957	$15,908
2023	$17,410	$16,419
2023	$17,094	$16,158
2023	$16,236	$15,388
2023	$16,181	$15,064
2023	$17,593	$16,440
2023	$18,153	$17,187
2024	$18,648	$17,476
2024	$19,586	$18,409
2024	$20,112	$19,001
2024	$19,357	$18,225
2024	$20,029	$19,129
2024	$20,822	$19,815
2024	$21,069	$20,056
2024	$21,710	$20,543
2024	$22,060	$20,981
2024	$21,380	$20,791
2024	$22,104	$22,012
2024	$21,568	$21,487
2025	$22,684	$22,085
2025	$22,451	$21,797

Average Annual Total Returns

AATR	1 Year	5 Years	9/26/2019 (commencement of operations)
Class I	14.63%	17.18%	16.07%
S&P 500 Index	18.41%	16.86%	15.44%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.63% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resource Transition Fund

Class VI (GMOYX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$78	0.86%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers ex-Energy is included for comparative purposes.

Class VI shares of GMO Resource Transition Fund returned -18.78% (net) for the fiscal year ended February 28, 2025, as compared with +2.01% for the MSCI ACWI Commodity Producers ex-Energy.

The Fund’s industrial metals portfolio, the largest segment by weight, fell in absolute terms and also underperformed the benchmark. Within the metals portfolio, larger than the benchmark positions in lithium detracted from returns, while the copper and platinum group metals portfolios added.

The Fund’s energy portfolio, which is primarily an off-benchmark position in clean energy, detracted as the clean energy sector continued to be pressured by poor sentiment. SolarEdge and Green Plains, two clean energy companies, were the biggest detractors.

The Fund’s agriculture portfolio delivered diversifying stronger absolute return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	MSCI ACWI	MSCI ACWI Commodity Producers ex-Energy
2023	$300,000,000	$300,000,000	$300,000,000
2023	$284,700,000	$289,271,603	$288,965,966
2023	$277,200,000	$298,190,593	$293,555,321
2023	$271,800,000	$302,476,357	$287,270,239
2023	$250,950,000	$299,236,677	$260,085,552
2023	$269,850,000	$316,610,640	$277,175,120
2023	$289,608,150	$328,201,108	$298,592,120
2023	$253,275,764	$319,029,883	$278,420,159
2023	$240,964,791	$305,837,730	$273,124,522
2023	$209,436,687	$296,642,153	$259,260,104
2023	$223,248,999	$324,020,990	$278,812,603
2023	$248,645,109	$339,585,005	$298,215,817
2024	$214,882,384	$341,575,745	$276,354,097
2024	$211,884,759	$356,233,897	$267,928,069
2024	$227,819,503	$367,224,552	$290,449,924
2024	$223,086,411	$355,296,293	$296,575,960
2024	$238,547,845	$369,726,160	$305,159,719
2024	$211,095,911	$377,960,750	$290,299,393
2024	$218,348,317	$384,056,307	$291,670,111
2024	$215,961,127	$393,809,993	$290,061,318
2024	$225,509,887	$402,958,629	$313,881,788
2024	$210,709,308	$393,913,490	$293,482,870
2024	$205,616,636	$408,647,306	$284,117,467
2024	$183,409,733	$398,973,960	$260,120,938
2025	$188,261,842	$412,365,902	$275,012,782
2025	$172,088,145	$409,881,659	$273,303,156

Average Annual Total Returns

AATR	1 Year	2/15/2023 (commencement of operations)
Class VI	(18.78%)	(23.88%)
MSCI ACWI	15.06%	16.56%
MSCI ACWI Commodity Producers ex-Energy	2.01%	(4.47%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.94% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.86% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$96,211,503
Number of Portfolio Holdings	62
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$943,220
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.4
Canada	12.6
Brazil	11.5
United Kingdom	10.4
Chile	5.1
Mexico	3.7
France	2.8
Finland	2.7
Norway	1.9
Denmark	1.9
South Africa	1.5
China	1.3
Italy	1.2
Sweden	1.2
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Materials	52.7
Capital Goods	16.0
Energy	11.1
Food, Beverage & Tobacco	9.4
Semiconductors & Semiconductor Equipment	6.8
Utilities	3.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class III (GOFIX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$66	0.71%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class III shares of GMO Resources Fund returned -12.82% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI ACWI	MSCI ACWI Commodity Producers
2015	$10,000	$10,000	$10,000
2015	$9,437	$9,845	$9,409
2015	$10,618	$10,131	$10,288
2015	$10,165	$10,117	$9,800
2015	$9,712	$9,879	$9,334
2015	$9,113	$9,965	$8,595
2015	$8,493	$9,282	$8,000
2015	$7,720	$8,946	$7,348
2015	$8,401	$9,648	$8,149
2015	$8,039	$9,568	$7,879
2015	$7,430	$9,396	$7,299
2016	$6,981	$8,829	$6,966
2016	$7,424	$8,768	$7,185
2016	$8,328	$9,418	$7,918
2016	$9,441	$9,557	$8,786
2016	$8,537	$9,569	$8,376
2016	$8,979	$9,511	$8,770
2016	$9,300	$9,921	$8,843
2016	$9,180	$9,954	$8,773
2016	$9,643	$10,015	$9,034
2016	$9,878	$9,845	$8,989
2016	$10,493	$9,920	$9,372
2016	$10,719	$10,134	$9,666
2017	$11,702	$10,412	$9,766
2017	$11,266	$10,704	$9,539
2017	$11,181	$10,835	$9,515
2017	$11,006	$11,003	$9,369
2017	$10,810	$11,246	$9,269
2017	$10,758	$11,298	$9,149
2017	$11,819	$11,613	$9,664
2017	$12,238	$11,658	$9,648
2017	$12,657	$11,883	$10,140
2017	$12,890	$12,130	$10,330
2017	$12,770	$12,365	$10,412
2017	$13,760	$12,564	$10,990
2018	$14,508	$13,273	$11,532
2018	$14,195	$12,715	$10,746
2018	$14,012	$12,434	$10,678
2018	$14,447	$12,562	$11,416
2018	$14,447	$12,578	$11,531
2018	$14,019	$12,510	$11,537
2018	$14,453	$12,887	$11,663
2018	$13,896	$12,988	$11,175
2018	$14,604	$13,045	$11,709
2018	$13,710	$12,067	$10,695
2018	$13,442	$12,243	$10,346
2018	$12,833	$11,381	$9,698
2019	$14,139	$12,280	$10,597
2019	$14,336	$12,608	$10,858
2019	$14,358	$12,767	$10,984
2019	$14,442	$13,198	$10,953
2019	$13,468	$12,415	$10,188
2019	$14,569	$13,228	$11,006
2019	$14,056	$13,267	$10,641
2019	$12,926	$12,952	$9,869
2019	$13,576	$13,224	$10,191
2019	$13,936	$13,586	$10,192
2019	$13,972	$13,918	$10,292
2019	$15,410	$14,408	$10,965
2020	$14,544	$14,249	$10,015
2020	$13,170	$13,098	$8,661
2020	$9,927	$11,330	$6,710
2020	$11,425	$12,544	$7,704
2020	$12,283	$13,089	$7,889
2020	$12,566	$13,507	$8,062
2020	$13,363	$14,222	$8,274
2020	$14,381	$15,092	$8,454
2020	$13,661	$14,606	$7,705
2020	$13,399	$14,250	$7,395
2020	$16,680	$16,007	$8,921
2020	$18,875	$16,750	$9,614
2021	$19,185	$16,674	$9,663
2021	$20,988	$17,060	$10,741
2021	$21,079	$17,516	$10,944
2021	$21,411	$18,282	$11,327
2021	$22,264	$18,558	$11,905
2021	$22,739	$18,811	$11,832
2021	$22,226	$18,941	$11,688
2021	$22,203	$19,415	$11,466
2021	$22,172	$18,613	$11,592
2021	$23,890	$19,563	$12,228
2021	$22,453	$19,092	$11,649
2021	$23,132	$19,855	$12,320
2022	$23,643	$18,880	$13,277
2022	$23,777	$18,392	$14,035
2022	$25,151	$18,791	$14,846
2022	$22,772	$17,287	$14,201
2022	$24,665	$17,307	$15,278
2022	$20,762	$15,848	$12,854
2022	$22,249	$16,955	$13,481
2022	$22,632	$16,331	$13,721
2022	$20,105	$14,767	$12,604
2022	$21,622	$15,658	$14,303
2022	$24,436	$16,873	$15,365
2022	$23,110	$16,209	$14,916
2023	$25,251	$17,371	$15,767
2023	$23,428	$16,873	$14,785
2023	$22,661	$17,393	$14,729
2023	$22,661	$17,643	$15,104
2023	$20,997	$17,454	$13,656
2023	$22,549	$18,468	$14,511
2023	$24,420	$19,144	$15,472
2023	$22,707	$18,609	$15,237
2023	$22,438	$17,839	$15,462
2023	$20,330	$17,303	$14,701
2023	$21,148	$18,900	$15,053
2023	$22,767	$19,808	$15,459
2024	$20,559	$19,924	$14,925
2024	$20,460	$20,779	$14,920
2024	$21,806	$21,420	$16,098
2024	$21,757	$20,724	$16,515
2024	$22,786	$21,566	$16,686
2024	$20,866	$22,046	$16,104
2024	$21,126	$22,402	$16,219
2024	$21,076	$22,971	$16,085
2024	$20,917	$23,504	$16,206
2024	$19,944	$22,977	$15,712
2024	$20,222	$23,836	$15,761
2024	$18,737	$23,272	$14,600
2025	$19,014	$24,053	$15,137
2025	$17,837	$23,908	$15,286

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	(12.82%)	6.26%	5.96%
MSCI ACWI	15.06%	12.79%	9.11%
MSCI ACWI Commodity Producers	2.45%	12.04%	4.33%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.72% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.72% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class IV (GOVIX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$62	0.66%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class IV shares of GMO Resources Fund returned -12.78% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $125,000,000 Investment

	Class IV	MSCI ACWI	MSCI ACWI Commodity Producers
2015	$125,000,000	$125,000,000	$125,000,000
2015	$118,012,899	$123,062,760	$117,607,459
2015	$132,754,914	$126,633,741	$128,596,874
2015	$127,149,877	$126,468,528	$122,500,210
2015	$121,468,059	$123,491,051	$116,673,417
2015	$113,981,107	$124,563,529	$107,431,464
2015	$106,207,919	$116,024,641	$99,995,120
2015	$96,510,674	$111,821,211	$91,848,654
2015	$105,130,447	$120,597,131	$101,857,783
2015	$100,512,712	$119,601,476	$98,488,084
2015	$92,985,509	$117,444,697	$91,231,229
2016	$87,352,428	$110,361,524	$87,069,044
2016	$92,906,170	$109,601,876	$89,816,160
2016	$104,172,333	$117,724,434	$98,968,740
2016	$118,056,688	$119,462,179	$109,821,684
2016	$106,869,864	$119,613,116	$104,700,417
2016	$112,423,606	$118,888,536	$109,619,034
2016	$116,346,685	$124,012,209	$110,534,242
2016	$114,913,256	$124,429,240	$109,664,668
2016	$120,646,973	$125,191,822	$112,927,317
2016	$123,593,467	$123,066,973	$112,357,736
2016	$131,318,059	$124,002,236	$117,150,481
2016	$134,095,010	$126,680,895	$120,828,347
2017	$146,515,754	$130,144,743	$122,077,990
2017	$140,959,105	$133,795,472	$119,231,582
2017	$139,978,520	$135,432,265	$118,942,613
2017	$137,690,488	$137,542,931	$117,109,113
2017	$135,320,741	$140,580,272	$115,860,877
2017	$134,667,018	$141,219,553	$114,366,798
2017	$147,940,376	$145,166,169	$120,802,014
2017	$153,206,051	$145,722,317	$120,597,481
2017	$158,471,725	$148,537,675	$126,749,405
2017	$161,397,100	$151,622,109	$129,129,988
2017	$159,976,204	$154,557,243	$130,154,557
2017	$172,304,189	$157,048,971	$137,375,881
2018	$181,701,046	$165,909,141	$144,152,862
2018	$177,771,452	$158,941,244	$134,324,632
2018	$175,464,950	$155,425,799	$133,468,697
2018	$180,932,213	$157,024,158	$142,703,842
2018	$180,932,213	$157,220,200	$144,140,088
2018	$175,550,376	$156,368,791	$144,213,439
2018	$180,993,636	$161,084,364	$145,791,856
2018	$173,992,449	$162,349,905	$139,687,007
2018	$182,895,193	$163,056,485	$146,363,447
2018	$171,745,155	$150,837,206	$133,681,384
2018	$168,374,213	$153,043,263	$129,320,556
2018	$160,704,451	$142,261,826	$121,230,307
2019	$177,111,915	$153,496,827	$132,461,303
2019	$179,506,517	$157,602,429	$135,727,405
2019	$179,772,584	$159,584,438	$137,302,157
2019	$180,925,541	$164,972,906	$136,907,973
2019	$168,686,460	$155,186,874	$127,348,249
2019	$182,521,943	$165,348,450	$137,575,359
2019	$176,095,521	$165,832,946	$133,011,487
2019	$161,975,911	$161,899,008	$123,368,585
2019	$170,056,946	$165,305,614	$127,392,862
2019	$174,674,680	$169,829,817	$127,398,275
2019	$175,029,890	$173,975,611	$128,651,870
2019	$193,146,376	$180,102,200	$137,061,134
2020	$182,268,752	$178,112,804	$125,189,462
2020	$165,083,935	$163,726,671	$108,260,628
2020	$124,407,107	$141,623,028	$83,879,787
2020	$143,237,279	$156,794,403	$96,304,199
2020	$154,023,494	$163,613,551	$98,616,371
2020	$157,497,021	$168,841,413	$100,778,222
2020	$167,515,870	$177,770,934	$103,419,181
2020	$180,317,301	$188,651,424	$105,671,091
2020	$171,264,861	$182,568,696	$96,306,541
2020	$167,973,064	$178,130,708	$92,433,499
2020	$209,120,522	$200,087,620	$111,513,107
2020	$236,693,851	$209,377,581	$120,178,939
2021	$240,584,969	$208,425,323	$120,788,788
2021	$263,172,434	$213,253,173	$134,262,007
2021	$264,311,297	$218,949,024	$136,797,089
2021	$268,487,131	$228,522,029	$141,586,843
2021	$279,116,526	$231,972,348	$148,807,102
2021	$285,095,561	$235,136,962	$147,900,524
2021	$278,689,553	$236,756,829	$146,102,053
2021	$278,493,016	$242,682,692	$143,318,709
2021	$278,099,942	$232,657,530	$144,902,342
2021	$299,620,750	$244,533,189	$152,850,159
2021	$281,637,609	$238,644,719	$145,614,403
2021	$290,157,662	$248,190,626	$153,997,538
2022	$296,586,873	$236,001,389	$165,959,678
2022	$298,273,223	$229,906,124	$175,431,909
2022	$315,558,315	$234,885,664	$185,581,169
2022	$285,730,993	$216,084,985	$177,506,477
2022	$309,445,295	$216,337,860	$190,978,661
2022	$260,435,737	$198,101,367	$160,679,489
2022	$279,177,550	$211,935,285	$168,508,860
2022	$284,004,196	$204,132,909	$171,508,522
2022	$252,301,912	$184,591,408	$157,547,202
2022	$271,279,404	$195,730,953	$178,786,762
2022	$306,711,368	$210,912,510	$192,060,692
2022	$290,096,545	$202,612,901	$186,453,106
2023	$316,939,894	$217,135,557	$197,088,366
2023	$294,099,501	$210,912,451	$184,811,512
2023	$284,445,314	$217,415,426	$184,114,120
2023	$284,445,314	$220,540,244	$188,804,413
2023	$263,488,664	$218,178,143	$170,702,161
2023	$283,032,506	$230,845,771	$181,392,395
2023	$306,440,765	$239,296,562	$193,403,913
2023	$285,106,281	$232,609,678	$190,466,281
2023	$281,590,940	$222,991,074	$193,279,186
2023	$255,286,492	$216,286,434	$183,756,271
2023	$265,468,859	$236,248,773	$188,167,818
2023	$285,867,054	$247,596,740	$193,237,180
2024	$258,166,275	$249,048,219	$186,563,854
2024	$256,918,492	$259,735,707	$186,498,484
2024	$273,888,339	$267,749,166	$201,224,831
2024	$273,264,447	$259,052,086	$206,435,424
2024	$286,116,611	$269,573,127	$208,577,324
2024	$262,159,180	$275,577,096	$201,298,038
2024	$265,339,930	$280,021,461	$202,736,116
2024	$264,713,833	$287,133,027	$201,067,116
2024	$262,710,322	$293,803,440	$202,570,717
2024	$250,438,820	$287,208,488	$196,402,957
2024	$254,070,183	$297,951,143	$197,016,792
2024	$235,441,492	$290,898,156	$182,496,821
2025	$238,797,566	$300,662,430	$189,206,608
2025	$224,082,472	$298,851,130	$191,076,437

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV	(12.78%)	6.30%	6.01%
MSCI ACWI	15.06%	12.79%	9.11%
MSCI ACWI Commodity Producers	2.45%	12.04%	4.33%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.67% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class VI (GMOWX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$58	0.62%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class VI shares of GMO Resources Fund returned -12.78% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	MSCI ACWI	MSCI ACWI Commodity Producers
2022	$300,000,000	$300,000,000	$300,000,000
2022	$291,652,353	$290,373,240	$302,349,332
2022	$308,553,762	$296,662,438	$319,841,143
2022	$279,388,526	$272,917,033	$305,924,760
2022	$302,679,492	$273,236,417	$329,143,488
2022	$254,757,815	$250,203,582	$276,924,172
2022	$273,123,925	$267,675,930	$290,417,755
2022	$277,738,592	$257,821,467	$295,587,544
2022	$246,723,734	$233,140,398	$271,525,810
2022	$265,397,040	$247,209,731	$308,131,276
2022	$299,953,387	$266,384,157	$331,008,322
2022	$283,784,812	$255,901,685	$321,343,890
2023	$310,054,782	$274,243,914	$339,673,302
2023	$287,587,044	$266,384,083	$318,514,673
2023	$278,139,072	$274,597,391	$317,312,748
2023	$278,139,072	$278,544,060	$325,396,266
2023	$257,745,280	$275,560,708	$294,197,814
2023	$276,756,442	$291,560,021	$312,621,973
2023	$299,761,228	$302,233,437	$333,323,305
2023	$278,781,498	$293,787,851	$328,260,423
2023	$275,462,670	$281,639,478	$333,108,344
2023	$249,741,758	$273,171,465	$316,696,010
2023	$259,698,240	$298,384,056	$324,299,122
2023	$279,637,892	$312,716,627	$333,035,948
2024	$252,540,724	$314,549,857	$321,534,759
2024	$251,442,190	$328,048,238	$321,422,096
2024	$267,920,197	$338,169,300	$346,802,320
2024	$267,309,901	$327,184,819	$355,782,554
2024	$279,882,010	$340,472,977	$359,474,026
2024	$256,446,622	$348,056,037	$346,928,489
2024	$259,599,679	$353,669,305	$349,406,955
2024	$258,987,127	$362,651,268	$346,530,506
2024	$257,026,960	$371,076,052	$349,121,898
2024	$245,143,444	$362,746,576	$338,492,028
2024	$248,573,737	$376,314,634	$339,549,947
2024	$230,417,188	$367,406,655	$314,525,403
2025	$233,701,644	$379,739,011	$326,089,431
2025	$219,300,569	$377,451,324	$329,312,001

Average Annual Total Returns

AATR	1 Year	2/8/2022 (commencement of operations)
Class VI	(12.78%)	(9.75%)
MSCI ACWI	15.06%	7.81%
MSCI ACWI Commodity Producers	2.45%	3.10%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.62% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class R6 (GAAHX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.71%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class R6 shares of GMO Resources Fund returned -12.85% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	MSCI ACWI	MSCI ACWI Commodity Producers
2021	$10,000	$10,000	$10,000
2021	$9,267	$9,646	$9,451
2021	$10,138	$9,869	$10,505
2021	$10,178	$10,133	$10,704
2021	$10,338	$10,576	$11,079
2021	$10,750	$10,735	$11,644
2021	$10,979	$10,882	$11,573
2021	$10,733	$10,957	$11,432
2021	$10,721	$11,231	$11,214
2021	$10,706	$10,767	$11,338
2021	$11,536	$11,317	$11,960
2021	$10,842	$11,044	$11,394
2021	$11,169	$11,486	$12,050
2022	$11,420	$10,922	$12,986
2022	$11,480	$10,640	$13,727
2022	$12,148	$10,870	$14,521
2022	$10,999	$10,000	$13,889
2022	$11,913	$10,012	$14,943
2022	$10,028	$9,168	$12,572
2022	$10,745	$9,808	$13,185
2022	$10,931	$9,447	$13,420
2022	$9,709	$8,543	$12,327
2022	$10,442	$9,058	$13,989
2022	$11,803	$9,761	$15,028
2022	$11,162	$9,377	$14,589
2023	$12,197	$10,049	$15,421
2023	$11,316	$9,761	$14,461
2023	$10,941	$10,062	$14,406
2023	$10,941	$10,206	$14,773
2023	$10,141	$10,097	$13,357
2023	$10,891	$10,683	$14,193
2023	$11,793	$11,074	$15,133
2023	$10,965	$10,765	$14,903
2023	$10,835	$10,320	$15,123
2023	$9,821	$10,009	$14,378
2023	$10,211	$10,933	$14,723
2023	$10,998	$11,458	$15,120
2024	$9,930	$11,526	$14,598
2024	$9,882	$12,020	$14,593
2024	$10,533	$12,391	$15,745
2024	$10,509	$11,988	$16,153
2024	$11,002	$12,475	$16,320
2024	$10,078	$12,753	$15,751
2024	$10,204	$12,959	$15,863
2024	$10,180	$13,288	$15,733
2024	$10,098	$13,597	$15,850
2024	$9,632	$13,292	$15,368
2024	$9,767	$13,789	$15,416
2024	$9,048	$13,462	$14,280
2025	$9,182	$13,914	$14,805
2025	$8,612	$13,830	$14,951

Average Annual Total Returns

AATR	1 Year	1/22/2021 (commencement of operations)
Class R6	(12.85%)	(3.58%)
MSCI ACWI	15.06%	8.23%
MSCI ACWI Commodity Producers	2.45%	10.30%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.72% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.72% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class I (GEACX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.83%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class I shares of GMO Resources Fund returned -12.96% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	MSCI ACWI	MSCI ACWI Commodity Producers
2021	$10,000	$10,000	$10,000
2021	$9,267	$9,646	$9,451
2021	$10,135	$9,869	$10,505
2021	$10,179	$10,133	$10,704
2021	$10,335	$10,576	$11,079
2021	$10,747	$10,735	$11,644
2021	$10,977	$10,882	$11,573
2021	$10,726	$10,957	$11,432
2021	$10,718	$11,231	$11,214
2021	$10,699	$10,767	$11,338
2021	$11,529	$11,317	$11,960
2021	$10,831	$11,044	$11,394
2021	$11,160	$11,486	$12,050
2022	$11,407	$10,922	$12,986
2022	$11,472	$10,640	$13,727
2022	$12,134	$10,870	$14,521
2022	$10,983	$10,000	$13,889
2022	$11,896	$10,012	$14,943
2022	$10,013	$9,168	$12,572
2022	$10,732	$9,808	$13,185
2022	$10,913	$9,447	$13,420
2022	$9,694	$8,543	$12,327
2022	$10,421	$9,058	$13,989
2022	$11,779	$9,761	$15,028
2022	$11,141	$9,377	$14,589
2023	$12,173	$10,049	$15,421
2023	$11,294	$9,761	$14,461
2023	$10,920	$10,062	$14,406
2023	$10,920	$10,206	$14,773
2023	$10,118	$10,097	$13,357
2023	$10,866	$10,683	$14,193
2023	$11,765	$11,074	$15,133
2023	$10,939	$10,765	$14,903
2023	$10,805	$10,320	$15,123
2023	$9,794	$10,009	$14,378
2023	$10,183	$10,933	$14,723
2023	$10,967	$11,458	$15,120
2024	$9,899	$11,526	$14,598
2024	$9,856	$12,020	$14,593
2024	$10,500	$12,391	$15,745
2024	$10,476	$11,988	$16,153
2024	$10,967	$12,475	$16,320
2024	$10,047	$12,753	$15,751
2024	$10,169	$12,959	$15,863
2024	$10,140	$13,288	$15,733
2024	$10,064	$13,597	$15,850
2024	$9,595	$13,292	$15,368
2024	$9,729	$13,789	$15,416
2024	$9,011	$13,462	$14,280
2025	$9,144	$13,914	$14,805
2025	$8,579	$13,830	$14,951

Average Annual Total Returns

AATR	1 Year	1/22/2021 (commencement of operations)
Class I	(12.96%)	(3.67%)
MSCI ACWI	15.06%	8.23%
MSCI ACWI Commodity Producers	2.45%	10.30%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.85% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.85% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class III (GMAWX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$75	0.75%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class III shares of GMO Small Cap Quality Fund returned -0.81% (net) for the fiscal year ended February 28, 2025, as compared with +6.27% for the S&P 600 Index.

Relative to the S&P 600, sector allocation detracted from returns. The Industrials (overweight) and Energy (underweight) helped returns while Information Technology (overweight) and Financials (underweight) detracted. Security selection within sectors also detracted from returns. Selection within Materials, Energy, and Financials added value while selection within Consumer Discretionary, Industrials, Healthcare, and Information Technology detracted. Stock selection within sectors had a larger impact than sector selection.

Stepstone, Globus Medical, and Ciena made the largest positive impact while Axcelis Technologies, Gentex, and Neogen detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class III	S&P 1500 Index	S&P 600 Index
2022	$300,000,000	$300,000,000	$300,000,000
2022	$301,175,958	$306,672,708	$302,284,031
2022	$282,618,516	$288,971,126	$281,996,111
2023	$313,497,205	$307,858,335	$308,767,193
2023	$313,696,085	$300,559,013	$304,974,296
2023	$316,532,397	$309,661,138	$289,238,329
2023	$313,270,638	$313,750,061	$281,199,432
2023	$306,747,121	$314,317,341	$276,269,386
2023	$341,208,309	$335,640,028	$299,008,244
2023	$356,039,602	$346,783,765	$315,482,127
2023	$362,185,785	$340,785,993	$302,422,871
2023	$343,454,561	$324,349,814	$284,281,972
2023	$325,747,700	$316,630,555	$267,978,291
2023	$345,356,951	$345,371,125	$290,139,113
2023	$374,933,361	$362,560,071	$327,263,690
2024	$370,594,226	$367,405,692	$314,347,137
2024	$391,968,481	$386,963,310	$324,795,978
2024	$396,307,616	$399,933,335	$335,317,040
2024	$370,754,935	$383,006,740	$316,498,820
2024	$396,468,324	$401,886,415	$332,459,056
2024	$399,200,372	$414,582,684	$324,893,525
2024	$422,510,142	$421,598,812	$359,967,083
2024	$418,296,385	$430,809,259	$354,783,607
2024	$424,454,952	$439,636,964	$357,800,927
2024	$413,272,290	$435,504,708	$348,367,628
2024	$440,337,574	$462,338,150	$386,463,954
2024	$409,491,735	$449,401,875	$355,724,077
2025	$416,504,752	$462,188,715	$366,082,125
2025	$388,794,785	$454,875,872	$345,173,387

Average Annual Total Returns

AATR	1 Year	11/15/2022 (commencement of operations)
Class III	(0.81%)	11.99%
S&P 1500 Index	17.55%	19.94%
S&P 600 Index	6.27%	6.32%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.96% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.75% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$391,648,017
Number of Portfolio Holdings	43
Portfolio Turnover Rate	51%Footnote Reference*
Total Advisory Fees Paid, Net	$2,099,705
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 77%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	15.7
Semiconductors & Semiconductor Equipment	12.7
Financial Services	11.3
Materials	7.4
Food, Beverage & Tobacco	6.6
Consumer Durables & Apparel	6.2
Technology Hardware & Equipment	5.9
Transportation	4.8
Software & Services	4.8
Health Care Equipment & Services	4.5
Media & Entertainment	3.6
Consumer Services	3.3
Energy	2.8
Consumer Discretionary Distribution & Retail	2.8
Commercial & Professional Services	2.6
Consumer Staples Distribution & Retail	2.4
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class VI (GSBGX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$66	0.66%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class VI shares of GMO Small Cap Quality Fund returned -0.72% (net) for the fiscal year ended February 28, 2025, as compared with +6.27% for the S&P 600 Index.

Relative to the S&P 600, sector allocation detracted from returns. The Industrials (overweight) and Energy (underweight) helped returns while Information Technology (overweight) and Financials (underweight) detracted. Security selection within sectors also detracted from returns. Selection within Materials, Energy, and Financials added value while selection within Consumer Discretionary, Industrials, Healthcare, and Information Technology detracted. Stock selection within sectors had a larger impact than sector selection.

Stepstone, Globus Medical, and Ciena made the largest positive impact while Axcelis Technologies, Gentex, and Neogen detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	S&P 1500 Index	S&P 600 Index
2022	$300,000,000	$300,000,000	$300,000,000
2022	$286,950,000	$279,119,935	$279,951,705
2022	$318,450,000	$302,397,476	$314,568,733
2022	$345,750,000	$319,281,549	$327,677,839
2022	$324,460,398	$300,852,167	$305,685,603
2023	$360,060,914	$320,515,923	$334,705,629
2023	$360,289,238	$312,916,489	$330,594,105
2023	$363,545,354	$322,392,847	$313,536,214
2023	$359,800,821	$326,649,887	$304,821,998
2023	$352,474,560	$327,240,490	$299,477,797
2023	$392,036,370	$349,439,859	$324,126,865
2023	$409,093,083	$361,041,770	$341,984,661
2023	$416,149,308	$354,797,400	$327,828,343
2023	$394,644,621	$337,685,449	$308,163,491
2023	$374,315,971	$329,648,812	$290,490,196
2023	$396,828,691	$359,571,050	$314,512,670
2023	$430,828,979	$377,466,719	$354,755,951
2024	$426,029,684	$382,511,568	$340,754,324
2024	$450,579,921	$402,873,297	$352,080,936
2024	$455,563,804	$416,376,584	$363,485,835
2024	$426,214,272	$398,754,052	$343,086,762
2024	$455,932,981	$418,409,964	$360,387,761
2024	$458,886,393	$431,628,240	$352,186,677
2024	$485,793,578	$438,932,836	$390,206,640
2024	$481,138,599	$448,521,971	$384,587,719
2024	$488,214,167	$457,712,627	$387,858,513
2024	$475,366,426	$453,410,473	$377,632,756
2024	$506,647,883	$481,347,171	$418,929,419
2024	$471,140,091	$467,879,021	$385,607,194
2025	$479,198,808	$481,191,592	$396,835,386
2025	$447,357,049	$473,578,081	$374,170,178

Average Annual Total Returns

AATR	1 Year	9/20/2022 (commencement of operations)
Class VI	(0.72%)	17.78%
S&P 1500 Index	17.55%	20.56%
S&P 600 Index	6.27%	9.47%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.87% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.66% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$391,648,017
Number of Portfolio Holdings	43
Portfolio Turnover Rate	51%Footnote Reference*
Total Advisory Fees Paid, Net	$2,099,705
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 77%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	15.7
Semiconductors & Semiconductor Equipment	12.7
Financial Services	11.3
Materials	7.4
Food, Beverage & Tobacco	6.6
Consumer Durables & Apparel	6.2
Technology Hardware & Equipment	5.9
Transportation	4.8
Software & Services	4.8
Health Care Equipment & Services	4.5
Media & Entertainment	3.6
Consumer Services	3.3
Energy	2.8
Consumer Discretionary Distribution & Retail	2.8
Commercial & Professional Services	2.6
Consumer Staples Distribution & Retail	2.4
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class I (GMAYX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.75%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class I shares of GMO Small Cap Quality Fund returned -0.81% (net) for the fiscal year ended February 28, 2025, as compared with +6.27% for the S&P 600 Index.

Relative to the S&P 600, sector allocation detracted from returns. The Industrials (overweight) and Energy (underweight) helped returns while Information Technology (overweight) and Financials (underweight) detracted. Security selection within sectors also detracted from returns. Selection within Materials, Energy, and Financials added value while selection within Consumer Discretionary, Industrials, Healthcare, and Information Technology detracted. Stock selection within sectors had a larger impact than sector selection.

Stepstone, Globus Medical, and Ciena made the largest positive impact while Axcelis Technologies, Gentex, and Neogen detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	S&P 1500 Index	S&P 600 Index
2022	$10,000	$10,000	$10,000
2022	$10,039	$10,222	$10,076
2022	$9,420	$9,632	$9,400
2023	$10,449	$10,262	$10,292
2023	$10,451	$10,019	$10,166
2023	$10,546	$10,322	$9,641
2023	$10,437	$10,458	$9,373
2023	$10,219	$10,477	$9,209
2023	$11,368	$11,188	$9,967
2023	$11,865	$11,559	$10,516
2023	$12,070	$11,360	$10,081
2023	$11,441	$10,812	$9,476
2023	$10,856	$10,554	$8,933
2023	$11,505	$11,512	$9,671
2023	$12,489	$12,085	$10,909
2024	$12,344	$12,247	$10,478
2024	$13,056	$12,899	$10,827
2024	$13,201	$13,331	$11,177
2024	$12,349	$12,767	$10,550
2024	$13,206	$13,396	$11,082
2024	$13,297	$13,819	$10,830
2024	$14,071	$14,053	$11,999
2024	$13,936	$14,360	$11,826
2024	$14,142	$14,655	$11,927
2024	$13,764	$14,517	$11,612
2024	$14,671	$15,411	$12,882
2024	$13,646	$14,980	$11,857
2025	$13,874	$15,406	$12,203
2025	$12,950	$15,163	$11,506

Average Annual Total Returns

AATR	1 Year	11/15/2022 (commencement of operations)
Class I	(0.81%)	11.96%
S&P 1500 Index	17.55%	19.94%
S&P 600 Index	6.27%	6.32%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 1.06% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.85% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$391,648,017
Number of Portfolio Holdings	43
Portfolio Turnover Rate	51%Footnote Reference*
Total Advisory Fees Paid, Net	$2,099,705
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 77%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	15.7
Semiconductors & Semiconductor Equipment	12.7
Financial Services	11.3
Materials	7.4
Food, Beverage & Tobacco	6.6
Consumer Durables & Apparel	6.2
Technology Hardware & Equipment	5.9
Transportation	4.8
Software & Services	4.8
Health Care Equipment & Services	4.5
Media & Entertainment	3.6
Consumer Services	3.3
Energy	2.8
Consumer Discretionary Distribution & Retail	2.8
Commercial & Professional Services	2.6
Consumer Staples Distribution & Retail	2.4
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Equity Fund

Class III (GMUEX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$52	0.49%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class III shares of GMO U.S. Equity Fund returned +14.25% (net) for the fiscal year ended February 28, 2025, as compared with +17.55% for the S&P Composite 1500 Index.

The bulk of the underperformance for the period was driven by stock selection within Information Technology, Industrials, and Health Care, with several top detractors related to semiconductors and semiconductor equipment.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Energy and Consumer Discretionary.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	S&P Composite 1500 Index
2015	$10,000	$10,000
2015	$9,795	$9,875
2015	$9,916	$9,940
2015	$9,988	$10,072
2015	$9,717	$9,892
2015	$9,918	$10,074
2015	$9,339	$9,473
2015	$9,144	$9,230
2015	$9,931	$9,982
2015	$9,937	$10,027
2015	$9,798	$9,838
2016	$9,288	$9,341
2016	$9,383	$9,343
2016	$10,016	$9,992
2016	$9,975	$10,040
2016	$10,125	$10,223
2016	$10,118	$10,252
2016	$10,452	$10,639
2016	$10,494	$10,661
2016	$10,494	$10,660
2016	$10,244	$10,450
2016	$10,883	$10,898
2016	$11,129	$11,120
2017	$11,144	$11,321
2017	$11,596	$11,750
2017	$11,573	$11,758
2017	$11,619	$11,877
2017	$11,611	$12,014
2017	$11,741	$12,107
2017	$11,872	$12,341
2017	$11,912	$12,352
2017	$12,394	$12,644
2017	$12,787	$12,933
2017	$13,172	$13,337
2017	$13,183	$13,470
2018	$13,730	$14,201
2018	$13,191	$13,670
2018	$12,994	$13,373
2018	$12,943	$13,421
2018	$13,285	$13,776
2018	$13,097	$13,861
2018	$13,552	$14,356
2018	$13,858	$14,830
2018	$13,849	$14,881
2018	$12,799	$13,820
2018	$13,050	$14,109
2018	$11,893	$12,802
2019	$12,809	$13,857
2019	$13,447	$14,316
2019	$13,447	$14,548
2019	$13,827	$15,136
2019	$12,984	$14,149
2019	$13,971	$15,153
2019	$14,140	$15,367
2019	$13,897	$15,086
2019	$14,268	$15,385
2019	$14,448	$15,707
2019	$14,967	$16,269
2019	$15,291	$16,758
2020	$15,094	$16,707
2020	$13,784	$15,313
2020	$12,057	$13,310
2020	$13,506	$15,026
2020	$14,213	$15,761
2020	$14,445	$16,074
2020	$15,082	$16,966
2020	$15,767	$18,138
2020	$15,306	$17,450
2020	$14,808	$17,052
2020	$16,490	$18,980
2020	$17,385	$19,761
2021	$17,564	$19,627
2021	$18,435	$20,242
2021	$19,678	$21,126
2021	$20,485	$22,224
2021	$20,869	$22,380
2021	$20,921	$22,845
2021	$21,269	$23,332
2021	$21,855	$24,020
2021	$20,655	$22,926
2021	$21,760	$24,496
2021	$21,651	$24,285
2021	$22,970	$25,382
2022	$21,863	$24,026
2022	$21,348	$23,387
2022	$21,863	$24,205
2022	$20,615	$22,121
2022	$20,834	$22,177
2022	$19,134	$20,328
2022	$20,807	$22,225
2022	$19,998	$21,329
2022	$18,264	$19,361
2022	$20,031	$20,976
2022	$21,335	$22,147
2022	$20,113	$20,869
2023	$21,386	$22,233
2023	$21,001	$21,706
2023	$21,436	$22,363
2023	$21,537	$22,658
2023	$21,152	$22,699
2023	$22,659	$24,239
2023	$23,387	$25,044
2023	$22,820	$24,611
2023	$22,041	$23,424
2023	$21,438	$22,866
2023	$23,281	$24,942
2023	$24,514	$26,183
2024	$24,703	$26,533
2024	$26,158	$27,946
2024	$27,519	$28,882
2024	$26,139	$27,660
2024	$27,632	$29,023
2024	$28,124	$29,940
2024	$28,773	$30,447
2024	$28,977	$31,112
2024	$29,363	$31,750
2024	$29,119	$31,451
2024	$30,725	$33,389
2024	$29,641	$32,455
2025	$30,793	$33,378
2025	$29,885	$32,850

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	14.25%	16.74%	11.57%
S&P Composite 1500 Index	17.55%	16.49%	12.63%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.53% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$146,886,733
Number of Portfolio Holdings	152
Portfolio Turnover Rate	89%Footnote Reference*
Total Advisory Fees Paid, Net	$429,238
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 97%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Software & Services	13.8
Financial Services	12.2
Technology Hardware & Equipment	11.2
Media & Entertainment	11.1
Semiconductors & Semiconductor Equipment	9.0
Consumer Discretionary Distribution & Retail	6.2
Banks	4.2
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Consumer Staples Distribution & Retail	3.7
Capital Goods	3.7
Consumer Durables & Apparel	3.3
Automobiles & Components	3.1
Consumer Services	2.8
Insurance	2.4
Commercial & Professional Services	2.2
Health Care Equipment & Services	2.1
Transportation	1.2
Telecommunication Services	1.1
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Equity Fund

Class VI (GMCQX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$42	0.39%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class VI shares of GMO U.S. Equity Fund returned +14.44% (net) for the fiscal year ended February 28, 2025, as compared with +17.55% for the S&P Composite 1500 Index.

The bulk of the underperformance for the period was driven by stock selection within Information Technology, Industrials, and Health Care, with several top detractors related to semiconductors and semiconductor equipment.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Energy and Consumer Discretionary.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	S&P Composite 1500 Index
2015	$300,000,000	$300,000,000
2015	$294,014,510	$296,261,457
2015	$297,642,080	$298,195,110
2015	$299,637,243	$302,168,030
2015	$291,837,969	$296,761,816
2015	$297,698,953	$302,230,321
2015	$280,432,793	$284,185,801
2015	$274,550,914	$276,893,997
2015	$298,078,429	$299,445,138
2015	$298,268,167	$300,798,281
2015	$294,252,697	$295,151,963
2016	$278,852,172	$280,235,978
2016	$281,932,277	$280,278,987
2016	$300,823,588	$299,771,547
2016	$299,591,546	$301,189,144
2016	$304,109,033	$306,698,034
2016	$303,903,693	$307,560,310
2016	$313,896,278	$319,166,671
2016	$315,365,044	$319,818,167
2016	$315,365,044	$319,791,176
2016	$308,021,214	$313,494,147
2016	$327,115,172	$326,933,785
2016	$334,574,527	$333,599,235
2017	$335,037,606	$339,616,974
2017	$348,698,435	$352,491,915
2017	$347,772,277	$352,742,974
2017	$349,161,514	$356,302,175
2017	$348,929,974	$360,431,034
2017	$353,097,685	$363,197,323
2017	$356,989,782	$370,242,614
2017	$358,204,033	$370,571,942
2017	$372,775,045	$379,316,073
2017	$384,431,854	$387,983,362
2017	$396,331,513	$400,103,836
2017	$396,425,646	$404,096,908
2018	$413,019,002	$426,028,962
2018	$396,944,189	$410,085,369
2018	$390,980,951	$401,182,108
2018	$389,425,324	$402,622,377
2018	$399,796,172	$413,289,681
2018	$394,351,477	$415,844,326
2018	$407,710,161	$430,685,074
2018	$417,290,082	$444,913,905
2018	$417,008,319	$446,416,676
2018	$385,169,171	$414,595,585
2018	$393,058,517	$423,271,530
2018	$358,225,251	$384,046,063
2019	$385,708,967	$415,711,361
2019	$405,072,494	$429,477,150
2019	$405,072,494	$436,448,994
2019	$416,628,148	$454,092,166
2019	$391,018,322	$424,465,034
2019	$420,688,242	$454,588,055
2019	$425,944,529	$461,013,069
2019	$418,545,190	$452,579,505
2019	$429,805,053	$461,557,943
2019	$435,595,840	$471,224,495
2019	$451,037,937	$488,061,542
2019	$460,788,536	$502,726,413
2020	$455,147,667	$501,202,176
2020	$415,309,025	$459,384,191
2020	$363,483,536	$399,297,299
2020	$407,200,275	$450,769,512
2020	$428,706,091	$472,830,428
2020	$435,404,623	$482,224,614
2020	$454,949,355	$508,966,467
2020	$475,422,076	$544,126,587
2020	$461,773,595	$523,505,085
2020	$446,608,617	$511,572,343
2020	$497,032,170	$569,401,730
2020	$524,159,232	$592,822,617
2021	$529,623,289	$588,820,998
2021	$556,162,997	$607,255,405
2021	$593,630,820	$633,790,182
2021	$618,219,079	$666,713,262
2021	$629,927,774	$671,411,870
2021	$631,488,933	$685,356,353
2021	$641,950,096	$699,948,006
2021	$659,423,786	$720,607,287
2021	$623,228,285	$687,780,598
2021	$656,927,545	$734,889,041
2021	$653,599,223	$728,551,914
2021	$693,663,928	$761,451,472
2022	$660,291,780	$720,788,745
2022	$644,559,196	$701,602,525
2022	$660,291,780	$726,134,960
2022	$622,628,928	$663,623,315
2022	$629,303,357	$665,322,164
2022	$577,814,901	$609,842,872
2022	$628,252,159	$666,745,651
2022	$603,991,416	$639,871,294
2022	$551,426,473	$580,842,205
2022	$605,507,713	$629,282,235
2022	$644,425,988	$664,417,604
2022	$607,879,592	$626,066,481
2023	$646,352,984	$666,986,308
2023	$635,067,456	$651,172,061
2023	$647,891,920	$670,892,145
2023	$650,969,791	$679,750,948
2023	$639,171,284	$680,979,979
2023	$684,826,376	$727,176,359
2023	$707,381,095	$751,319,671
2023	$689,995,385	$738,325,279
2023	$666,633,336	$702,715,699
2023	$648,161,019	$685,991,642
2023	$704,121,274	$748,259,135
2023	$741,885,125	$785,499,613
2024	$747,109,668	$795,997,829
2024	$791,228,033	$838,370,121
2024	$832,443,873	$866,470,152
2024	$791,228,033	$829,798,067
2024	$835,926,902	$870,701,571
2024	$851,020,026	$898,208,500
2024	$870,649,633	$913,409,199
2024	$876,904,299	$933,363,968
2024	$888,788,167	$952,489,513
2024	$881,282,566	$943,536,829
2024	$930,068,968	$1,001,672,459
2024	$897,252,685	$973,645,547
2025	$932,077,561	$1,001,348,702
2025	$905,446,773	$985,505,161

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	14.44%	16.87%	11.68%
S&P Composite 1500 Index	17.55%	16.49%	12.63%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.44% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.39% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$146,886,733
Number of Portfolio Holdings	152
Portfolio Turnover Rate	89%Footnote Reference*
Total Advisory Fees Paid, Net	$429,238
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 97%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Software & Services	13.8
Financial Services	12.2
Technology Hardware & Equipment	11.2
Media & Entertainment	11.1
Semiconductors & Semiconductor Equipment	9.0
Consumer Discretionary Distribution & Retail	6.2
Banks	4.2
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Consumer Staples Distribution & Retail	3.7
Capital Goods	3.7
Consumer Durables & Apparel	3.3
Automobiles & Components	3.1
Consumer Services	2.8
Insurance	2.4
Commercial & Professional Services	2.2
Health Care Equipment & Services	2.1
Transportation	1.2
Telecommunication Services	1.1
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class III (PPADX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$52	0.49%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class III shares of GMO U.S. Opportunistic Value Fund +13.27% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2023	$10,000	$10,000	$10,000	$10,000
2023	$9,587	$9,571	$9,658	$9,587
2023	$9,383	$9,911	$9,589	$9,878
2023	$9,492	$10,037	$9,714	$10,008
2023	$9,169	$10,103	$9,319	$10,026
2023	$9,729	$10,776	$9,894	$10,706
2023	$10,156	$11,147	$10,250	$11,062
2023	$9,890	$10,959	$9,994	$10,871
2023	$9,614	$10,445	$9,633	$10,346
2023	$9,270	$10,205	$9,359	$10,100
2023	$9,943	$11,167	$10,031	$11,017
2023	$10,659	$11,693	$10,584	$11,565
2024	$10,714	$11,876	$10,642	$11,720
2024	$11,044	$12,513	$11,010	$12,344
2024	$11,754	$12,911	$11,544	$12,757
2024	$11,204	$12,378	$11,058	$12,217
2024	$11,579	$12,969	$11,378	$12,820
2024	$11,554	$13,433	$11,378	$13,225
2024	$12,032	$13,601	$11,925	$13,448
2024	$12,170	$13,929	$12,269	$13,742
2024	$12,283	$14,229	$12,482	$14,024
2024	$12,063	$14,124	$12,335	$13,892
2024	$12,815	$15,008	$13,006	$14,748
2024	$12,039	$14,626	$12,101	$14,335
2025	$12,582	$15,071	$12,642	$14,743
2025	$12,510	$14,834	$12,763	$14,510

Average Annual Total Returns

AATR	1 Year	2/15/2023 (commencement of operations)
Class III	13.27%	11.62%
MSCI USA Index	18.55%	21.36%
MSCI USA Value Index (Gross)	15.92%	12.72%
S&P Composite 1500 Index	17.55%	20.05%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.53% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.49% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class IV (GUSOX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$47	0.44%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class IV shares of GMO U.S. Opportunistic Value Fund +13.34% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $125,000,000 Investment

	Class IV	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2023	$125,000,000	$125,000,000	$125,000,000	$125,000,000
2023	$119,838,633	$119,643,554	$120,728,315	$119,843,102
2023	$117,287,613	$123,893,121	$119,862,923	$123,472,428
2023	$118,652,112	$125,465,353	$121,430,749	$125,102,821
2023	$114,617,940	$126,281,502	$116,486,550	$125,329,015
2023	$121,618,415	$134,702,172	$123,679,247	$133,831,095
2023	$126,978,425	$139,338,978	$128,128,319	$138,274,482
2023	$123,651,215	$136,990,307	$124,927,618	$135,882,966
2023	$120,263,511	$130,566,888	$120,413,996	$129,329,303
2023	$115,907,891	$127,562,335	$116,984,675	$126,251,372
2023	$124,377,152	$139,590,467	$125,385,937	$137,711,215
2023	$133,303,801	$146,167,241	$132,298,025	$144,565,032
2024	$133,992,872	$148,444,093	$133,022,878	$146,497,146
2024	$138,127,294	$156,409,425	$137,626,094	$154,295,434
2024	$147,022,566	$161,384,407	$144,301,275	$159,467,024
2024	$140,131,862	$154,722,740	$138,225,761	$152,717,815
2024	$144,830,070	$162,113,011	$142,223,125	$160,245,783
2024	$144,516,856	$167,910,409	$142,225,718	$165,308,217
2024	$150,517,631	$170,017,987	$149,062,809	$168,105,786
2024	$152,248,455	$174,118,330	$153,360,836	$171,778,305
2024	$153,658,757	$177,864,458	$156,026,141	$175,298,211
2024	$150,902,258	$176,550,906	$154,186,234	$173,650,540
2024	$160,389,741	$187,601,049	$162,570,411	$184,349,946
2024	$150,648,948	$182,826,848	$151,263,646	$179,191,813
2025	$157,464,688	$188,392,925	$158,023,006	$184,290,361
2025	$156,551,239	$185,425,394	$159,537,110	$181,374,482

Average Annual Total Returns

AATR	1 Year	2/15/2023 (commencement of operations)
Class IV	13.34%	11.68%
MSCI USA Index	18.55%	21.36%
MSCI USA Value Index (Gross)	15.92%	12.72%
S&P Composite 1500 Index	17.55%	20.05%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.47% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.43% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class VI (UUOAX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$42	0.39%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class VI shares of GMO U.S. Opportunistic Value Fund +13.41% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2022	$300,000,000	$300,000,000	$300,000,000	$300,000,000
2022	$289,929,453	$286,502,872	$292,757,295	$287,102,338
2023	$313,213,943	$305,353,528	$302,151,828	$305,867,402
2023	$303,299,257	$298,064,034	$291,833,964	$298,615,285
2023	$296,989,911	$308,650,841	$289,742,070	$307,658,546
2023	$300,445,029	$312,567,690	$293,531,941	$311,721,026
2023	$290,229,898	$314,600,935	$281,580,434	$312,284,637
2023	$307,956,155	$335,579,072	$298,967,187	$333,469,429
2023	$321,656,789	$347,130,594	$309,721,834	$344,541,099
2023	$313,079,275	$341,279,427	$301,984,849	$338,582,115
2023	$304,501,760	$325,276,977	$291,074,168	$322,252,230
2023	$293,626,697	$317,791,831	$282,784,542	$314,582,892
2023	$314,917,313	$347,757,121	$303,092,733	$343,137,595
2023	$337,615,618	$364,141,620	$319,801,174	$360,215,379
2024	$339,360,812	$369,813,865	$321,553,345	$365,029,664
2024	$349,990,627	$389,657,636	$332,680,601	$384,460,802
2024	$372,519,488	$402,051,643	$348,816,374	$397,346,949
2024	$355,067,553	$385,455,652	$334,130,164	$380,529,819
2024	$366,966,600	$403,866,791	$343,792,906	$399,287,398
2024	$366,173,330	$418,309,656	$343,799,173	$411,901,559
2024	$381,528,637	$423,560,196	$360,326,328	$418,872,314
2024	$385,912,157	$433,775,246	$370,715,854	$428,023,197
2024	$389,483,914	$443,107,850	$377,158,639	$436,793,813
2024	$382,502,752	$439,835,440	$372,711,073	$432,688,280
2024	$406,368,586	$467,364,297	$392,977,963	$459,348,189
2024	$381,795,370	$455,470,490	$365,646,363	$446,495,573
2025	$399,060,708	$469,337,073	$381,985,618	$459,199,720
2025	$396,924,790	$461,944,160	$385,645,630	$451,934,170

Average Annual Total Returns

AATR	1 Year	12/13/2022 (commencement of operations)
Class VI	13.41%	13.49%
MSCI USA Index	18.55%	21.55%
MSCI USA Value Index (Gross)	15.92%	12.02%
S&P Composite 1500 Index	17.55%	20.35%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.43% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.39% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class R6 (PPAJX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.49%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class R6 shares of GMO U.S. Opportunistic Value Fund +13.25% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2023	$10,000	$10,000	$10,000	$10,000
2023	$10,099	$10,185	$10,079	$10,172
2023	$9,822	$9,707	$9,714	$9,681
2023	$9,471	$9,484	$9,438	$9,451
2023	$10,158	$10,378	$10,116	$10,309
2023	$10,886	$10,867	$10,673	$10,822
2024	$10,947	$11,036	$10,732	$10,966
2024	$11,285	$11,629	$11,103	$11,550
2024	$12,013	$11,999	$11,642	$11,937
2024	$11,444	$11,503	$11,151	$11,432
2024	$11,828	$12,053	$11,474	$11,996
2024	$11,803	$12,484	$11,474	$12,375
2024	$12,296	$12,640	$12,026	$12,584
2024	$12,432	$12,945	$12,373	$12,859
2024	$12,548	$13,224	$12,588	$13,122
2024	$12,322	$13,126	$12,439	$12,999
2024	$13,093	$13,948	$13,115	$13,800
2024	$12,298	$13,593	$12,203	$13,414
2025	$12,855	$14,007	$12,749	$13,796
2025	$12,780	$13,786	$12,871	$13,577

Average Annual Total Returns

AATR	1 Year	8/28/2023 (commencement of operations)
Class R6	13.25%	17.69%
MSCI USA Index	18.55%	23.77%
MSCI USA Value Index (Gross)	15.92%	18.25%
S&P Composite 1500 Index	17.55%	22.52%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.52% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class I (PPAEX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.61%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class I shares of GMO U.S. Opportunistic Value Fund +13.12% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2023	$10,000	$10,000	$10,000	$10,000
2023	$9,587	$9,571	$9,658	$9,587
2023	$9,383	$9,911	$9,589	$9,878
2023	$9,487	$10,037	$9,714	$10,008
2023	$9,165	$10,103	$9,319	$10,026
2023	$9,725	$10,776	$9,894	$10,706
2023	$10,155	$11,147	$10,250	$11,062
2023	$9,884	$10,959	$9,994	$10,871
2023	$9,613	$10,445	$9,633	$10,346
2023	$9,264	$10,205	$9,359	$10,100
2023	$9,937	$11,167	$10,031	$11,017
2023	$10,652	$11,693	$10,584	$11,565
2024	$10,708	$11,876	$10,642	$11,720
2024	$11,038	$12,513	$11,010	$12,344
2024	$11,750	$12,911	$11,544	$12,757
2024	$11,194	$12,378	$11,058	$12,217
2024	$11,569	$12,969	$11,378	$12,820
2024	$11,544	$13,433	$11,378	$13,225
2024	$12,023	$13,601	$11,925	$13,448
2024	$12,156	$13,929	$12,269	$13,742
2024	$12,269	$14,229	$12,482	$14,024
2024	$12,043	$14,124	$12,335	$13,892
2024	$12,797	$15,008	$13,006	$14,748
2024	$12,021	$14,626	$12,101	$14,335
2025	$12,560	$15,071	$12,642	$14,743
2025	$12,487	$14,834	$12,763	$14,510

Average Annual Total Returns

AATR	1 Year	2/15/2023 (commencement of operations)
Class I	13.12%	11.52%
MSCI USA Index	18.55%	21.36%
MSCI USA Value Index (Gross)	15.92%	12.72%
S&P Composite 1500 Index	17.55%	20.05%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.62% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.59% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Small Cap Value Fund

Class VI (GCAVX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$49	0.47%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO U.S. Small Cap Value Fund returned +9.02% (net) for the fiscal year ended February 28, 2025, as compared with +6.84% for the S&P SmallCap 600 Value Index.

Stock selection drove outperformance for the period, with notable contributions from Consumer Discretionary, Financials, Consumer Staples, and Energy.

Communication Services and Real Estate were the largest detractors for the period, driven by a mix of underweight positioning and stock selection.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	S&P 1500 Index	S&P SmallCap 600 Value Index
2019	$300,000,000	$300,000,000	$300,000,000
2019	$305,400,000	$301,350,913	$305,470,529
2019	$287,250,000	$295,838,137	$289,793,176
2019	$301,050,000	$301,707,082	$306,371,332
2019	$309,750,000	$308,025,828	$312,199,218
2019	$318,300,000	$319,031,718	$320,663,189
2019	$325,799,157	$328,617,721	$330,290,185
2020	$308,707,557	$327,621,371	$309,076,160
2020	$273,163,081	$300,286,163	$277,453,853
2020	$201,771,622	$261,009,099	$206,853,638
2020	$232,476,000	$294,654,996	$235,069,937
2020	$242,004,945	$309,075,579	$240,689,233
2020	$248,206,321	$315,216,287	$249,498,346
2020	$256,784,741	$332,696,663	$255,637,958
2020	$271,640,056	$355,679,817	$268,889,638
2020	$261,787,041	$342,200,138	$254,713,894
2020	$266,789,341	$334,400,049	$263,962,508
2020	$311,961,627	$372,201,447	$314,615,590
2020	$333,587,556	$387,511,004	$338,658,929
2021	$344,963,353	$384,895,261	$359,953,415
2021	$384,163,734	$396,945,300	$398,861,994
2021	$413,371,861	$414,290,317	$420,503,707
2021	$420,750,756	$435,811,183	$428,978,321
2021	$435,662,273	$438,882,527	$445,334,093
2021	$427,361,016	$447,997,631	$442,255,018
2021	$417,264,621	$457,535,774	$423,004,852
2021	$425,629,595	$471,040,148	$431,116,746
2021	$418,576,774	$449,582,290	$424,479,826
2021	$432,190,360	$480,375,718	$436,490,384
2021	$429,730,073	$476,233,321	$425,541,874
2021	$452,774,409	$497,738,811	$443,460,454
2022	$433,165,201	$471,158,762	$424,299,239
2022	$434,927,826	$458,617,285	$434,232,019
2022	$427,216,340	$474,653,428	$436,207,493
2022	$403,861,553	$433,791,373	$408,867,065
2022	$416,860,916	$434,901,862	$418,244,216
2022	$370,151,342	$398,636,653	$380,648,193
2022	$410,030,371	$435,832,354	$413,445,467
2022	$392,765,934	$418,265,364	$396,138,481
2022	$347,926,356	$379,679,755	$354,827,408
2022	$393,005,718	$411,343,602	$405,955,017
2022	$412,907,777	$434,310,577	$422,022,101
2022	$389,324,712	$409,241,557	$394,489,697
2023	$430,616,727	$435,989,665	$441,651,374
2023	$422,505,796	$425,652,349	$434,308,590
2023	$405,055,004	$438,542,797	$406,519,915
2023	$392,765,713	$444,333,540	$396,709,380
2023	$382,688,496	$445,136,923	$381,893,028
2023	$423,980,510	$475,334,160	$414,431,431
2023	$449,004,001	$491,115,945	$439,343,262
2023	$432,483,810	$482,621,887	$417,726,031
2023	$419,169,029	$459,344,934	$391,232,156
2023	$396,484,587	$448,412,902	$366,661,479
2023	$428,045,550	$489,115,362	$399,659,533
2023	$477,815,493	$513,458,385	$453,221,545
2024	$463,776,843	$520,320,766	$428,928,982
2024	$478,567,564	$548,018,308	$438,984,111
2024	$502,633,822	$566,386,486	$453,844,261
2024	$471,548,239	$542,415,004	$424,329,748
2024	$499,625,539	$569,152,441	$443,870,699
2024	$486,840,340	$587,132,926	$431,833,024
2024	$545,000,463	$597,069,183	$482,360,179
2024	$536,727,687	$610,113,039	$476,375,731
2024	$534,722,165	$622,614,854	$480,632,048
2024	$525,948,009	$616,762,744	$472,359,188
2024	$575,584,665	$654,764,324	$522,860,168
2024	$531,147,983	$636,443,942	$487,497,934
2025	$548,462,491	$654,552,694	$496,330,065
2025	$521,726,854	$644,196,229	$469,011,589

Average Annual Total Returns

AATR	1 Year	5 Years	7/2/2019 (commencement of operations)
Class VI	9.02%	13.82%	10.27%
S&P 1500 Index	17.55%	16.49%	14.45%
S&P SmallCap 600 Value Index	6.84%	11.07%	8.21%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.65% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$35,470,669
Number of Portfolio Holdings	262
Portfolio Turnover Rate	89%Footnote Reference*
Total Advisory Fees Paid, Net	$119,215
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 90%.

February 28, 2025

What does the Fund invest in?

The Fund primarily invested in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.5
Capital Goods	10.6
Banks	9.5
Consumer Durables & Apparel	9.2
Commercial & Professional Services	8.0
Insurance	7.4
Consumer Services	5.8
Equity Real Estate Investment Trusts (REITs)	4.9
Consumer Discretionary Distribution & Retail	3.0
Technology Hardware & Equipment	2.9
Real Estate Management & Development	2.8
Semiconductors & Semiconductor Equipment	2.6
Media & Entertainment	2.5
Automobiles & Components	2.5
Software & Services	2.4
Food, Beverage & Tobacco	2.0
Pharmaceuticals, Biotechnology & Life Sciences	2.0
Consumer Staples Distribution & Retail	1.8
Materials	1.6
Utilities	1.4
Energy	1.4
Transportation	1.3
Health Care Equipment & Services	1.3
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Asset Allocation Bond Fund

Class VI (GABFX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$37	0.37%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Asset Allocation Bond Fund returned +1.22% (net) for the fiscal year ended February 28, 2025, as compared with a +5.26% return for the FTSE 3-Month Treasury Bill Index.

For the period, the Fund predominantly had exposure to U.S. nominal government bonds, implemented largely through futures contracts. At the start of the fiscal year, the 10-year nominal yield was 4.25% and, despite intra-period volatility, this was essentially unchanged at 4.24% at the end of February 2025. Against this reasonable backdrop for bonds, the Fund also lagged the Bloomberg U.S. Treasury 7-10 Year Index return of 5.1%.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2015	$300,000,000	$300,000,000	$300,000,000
2015	$279,659,091	$301,393,062	$300,005,927
2015	$272,272,727	$300,311,627	$300,010,794
2015	$273,409,091	$299,588,386	$300,015,082
2015	$275,909,091	$296,321,792	$300,018,407
2015	$275,984,971	$298,381,566	$300,021,009
2015	$274,035,408	$297,953,080	$300,028,574
2015	$269,161,501	$299,968,514	$300,036,332
2015	$273,426,170	$300,018,325	$300,043,463
2015	$273,304,322	$299,225,749	$300,051,751
2015	$268,552,263	$298,258,763	$300,074,880
2016	$269,770,739	$302,363,149	$300,112,272
2016	$270,623,673	$304,508,073	$300,166,287
2016	$271,476,607	$307,301,934	$300,236,253
2016	$271,720,302	$308,481,487	$300,307,181
2016	$270,501,825	$308,560,612	$300,370,979
2016	$272,085,845	$314,104,780	$300,431,017
2016	$272,816,931	$316,090,612	$300,497,802
2016	$272,329,540	$315,729,156	$300,569,213
2016	$273,182,474	$315,544,182	$300,641,202
2016	$272,695,084	$313,130,614	$300,716,901
2016	$268,674,110	$305,723,912	$300,794,431
2016	$268,186,720	$306,155,099	$300,887,621
2017	$270,379,978	$306,755,821	$300,999,363
2017	$270,867,368	$308,817,532	$301,117,080
2017	$271,232,911	$308,655,585	$301,252,047
2017	$272,207,693	$311,037,490	$301,405,035
2017	$272,329,540	$313,431,590	$301,587,561
2017	$270,623,673	$313,116,133	$301,801,021
2017	$271,842,150	$314,463,526	$302,043,875
2017	$273,913,560	$317,284,188	$302,310,774
2017	$272,451,388	$315,773,004	$302,571,456
2017	$273,182,474	$315,955,936	$302,844,618
2017	$273,182,474	$315,550,373	$303,115,034
2017	$274,648,965	$316,998,606	$303,418,409
2018	$272,801,551	$313,347,780	$303,752,092
2018	$271,200,458	$310,377,413	$304,078,981
2018	$273,047,873	$312,367,860	$304,457,647
2018	$273,047,873	$310,044,635	$304,886,422
2018	$274,525,804	$312,257,373	$305,341,484
2018	$276,791,357	$311,873,315	$305,803,436
2018	$275,425,406	$311,947,485	$306,299,503
2018	$277,660,599	$313,954,719	$306,815,905
2018	$275,797,938	$311,932,997	$307,332,548
2018	$272,941,858	$309,467,974	$307,891,834
2018	$274,431,987	$311,315,364	$308,459,505
2018	$276,765,221	$317,034,637	$309,070,302
2019	$281,298,109	$320,401,371	$309,698,156
2019	$280,650,554	$320,215,710	$310,271,657
2019	$285,701,487	$326,364,467	$310,914,883
2019	$286,608,064	$326,448,016	$311,540,906
2019	$291,270,464	$332,242,978	$312,191,889
2019	$294,378,730	$336,415,343	$312,821,864
2019	$295,227,314	$337,155,320	$313,447,068
2019	$300,920,038	$345,891,584	$314,042,638
2019	$297,345,537	$344,049,389	$314,581,446
2019	$297,477,926	$345,085,698	$315,114,134
2019	$297,477,926	$344,909,997	$315,583,362
2019	$298,887,180	$344,669,597	$316,032,738
2020	$305,942,166	$351,302,606	$316,458,552
2020	$308,248,603	$357,625,547	$316,858,201
2020	$305,263,802	$355,520,988	$317,258,428
2020	$312,590,133	$361,840,786	$317,518,580
2020	$314,896,570	$363,525,481	$317,655,378
2020	$318,152,718	$365,815,397	$317,686,795
2020	$324,723,233	$371,279,585	$317,722,934
2020	$329,210,614	$368,282,672	$317,758,109
2020	$327,714,821	$368,080,781	$317,788,996
2020	$325,267,158	$366,437,220	$317,816,317
2020	$328,394,727	$370,032,790	$317,842,337
2020	$332,604,545	$370,542,685	$317,866,911
2021	$334,389,789	$367,885,938	$317,890,088
2021	$327,935,448	$362,573,481	$317,908,062
2021	$326,836,836	$358,046,153	$317,924,252
2021	$333,153,851	$360,874,680	$317,934,997
2021	$334,252,462	$362,053,710	$317,942,064
2021	$337,410,969	$364,597,488	$317,947,333
2021	$343,727,984	$368,674,085	$317,954,271
2021	$342,354,720	$367,972,141	$317,964,005
2021	$336,998,990	$364,786,283	$317,976,099
2021	$335,076,421	$364,685,684	$317,987,664
2021	$338,646,907	$365,764,633	$317,999,758
2021	$337,039,743	$364,828,724	$318,013,154
2022	$330,050,117	$356,968,807	$318,027,995
2022	$328,791,984	$352,986,371	$318,051,798
2022	$315,791,281	$343,179,764	$318,102,296
2022	$303,070,163	$330,156,765	$318,192,451
2022	$304,887,465	$332,285,505	$318,346,018
2022	$301,812,030	$327,072,588	$318,560,876
2022	$310,883,706	$335,064,490	$318,891,282
2022	$298,921,227	$325,596,708	$319,365,474
2022	$284,988,458	$311,528,839	$319,991,063
2022	$280,907,142	$307,493,807	$320,783,711
2022	$290,758,595	$318,802,104	$321,703,135
2022	$286,958,749	$317,364,049	$322,788,797
2023	$296,810,201	$327,127,456	$323,980,130
2023	$286,677,278	$318,669,446	$325,110,316
2023	$302,439,603	$326,764,443	$326,410,066
2023	$304,409,894	$328,744,866	$327,709,190
2023	$299,624,902	$325,165,270	$329,096,203
2023	$293,432,560	$324,005,527	$330,497,479
2023	$289,744,989	$323,779,676	$332,003,077
2023	$287,585,935	$321,711,591	$333,546,741
2023	$267,434,769	$313,536,341	$335,052,724
2023	$255,488,005	$308,588,371	$336,631,225
2023	$281,972,396	$322,563,191	$338,170,263
2023	$310,965,702	$334,910,587	$339,761,293
2024	$304,298,977	$333,990,872	$341,348,372
2024	$289,187,733	$329,272,170	$342,830,841
2024	$293,187,768	$332,312,641	$344,343,875
2024	$266,520,866	$323,918,922	$345,965,872
2024	$275,854,282	$329,410,405	$347,573,767
2024	$286,076,594	$332,529,027	$349,138,150
2024	$298,707,432	$340,295,913	$350,761,753
2024	$309,471,664	$345,185,924	$352,379,622
2024	$315,302,289	$349,807,738	$353,924,105
2024	$289,288,729	$341,132,909	$355,451,675
2024	$293,474,819	$344,739,631	$356,864,709
2024	$274,491,353	$339,097,763	$358,267,864
2025	$274,958,439	$340,896,739	$359,646,494
2025	$292,707,738	$348,397,076	$360,871,749

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	1.22%	(1.03%)	(0.25%)
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
FTSE 3-Month Treasury Bill Index	5.26%	2.64%	1.86%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.74% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.35% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$41,378,884
Number of Portfolio Holdings	10
Portfolio Turnover Rate	84%
Total Advisory Fees Paid, Net	$102,486

February 28, 2025

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Short-Term Investments	82.4
Debt Obligations	16.7
Futures Contracts	2.4
Swap Contracts	0.7
Other	(2.2)

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class III (GMCDX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$65	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.06%.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Country Debt Fund returned +16.21% (net) for the fiscal year ended February 28, 2025, as compared with +9.82% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 41 basis points to 328 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 4 basis points to 4.21%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Argentina, Lebanon, Ukraine, Ecuador, and Ghana and underweights in Qatar, Malaysia, Uruguay, and Indonesia.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were Venezuela, which subsequently re-entered the benchmark, followed by Tunisia, Belarus, and Chad. Security selection in on-benchmark countries such as Chile, Mexico, Sri Lanka, and South Africa also contributed positive alpha during the fiscal year, though negative alpha from security selection in Brazil, Egypt, Jordan, and El Salvador partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Chile, Mexico, and Indonesia, while India, Ghana, and Hungary detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	J.P. Morgan EMBI Global Diversified +*
2015	$9,925	$10,000
2015	$9,925	$10,046
2015	$10,166	$10,244
2015	$10,103	$10,189
2015	$9,873	$10,017
2015	$9,884	$10,058
2015	$9,745	$9,949
2015	$9,541	$9,812
2015	$9,916	$10,122
2015	$9,980	$10,116
2015	$9,760	$9,964
2016	$9,558	$9,944
2016	$9,749	$10,145
2016	$10,176	$10,484
2016	$10,502	$10,684
2016	$10,468	$10,653
2016	$10,930	$11,050
2016	$11,145	$11,222
2016	$11,469	$11,424
2016	$11,610	$11,462
2016	$11,400	$11,295
2016	$10,905	$10,824
2016	$11,112	$10,980
2017	$11,361	$11,137
2017	$11,647	$11,369
2017	$11,743	$11,408
2017	$11,984	$11,594
2017	$12,105	$11,690
2017	$12,097	$11,660
2017	$12,091	$11,737
2017	$12,411	$11,940
2017	$12,497	$11,938
2017	$12,505	$11,960
2017	$12,357	$11,928
2017	$12,499	$12,003
2018	$12,564	$11,979
2018	$12,323	$11,745
2018	$12,353	$11,789
2018	$12,181	$11,617
2018	$11,991	$11,491
2018	$11,776	$11,375
2018	$12,047	$11,610
2018	$11,738	$11,386
2018	$11,986	$11,588
2018	$11,676	$11,329
2018	$11,624	$11,285
2018	$11,761	$11,450
2019	$12,383	$11,955
2019	$12,443	$12,030
2019	$12,559	$12,204
2019	$12,591	$12,219
2019	$12,628	$12,289
2019	$12,953	$12,663
2019	$13,100	$12,809
2019	$13,063	$12,879
2019	$13,053	$12,833
2019	$13,096	$12,880
2019	$13,100	$12,859
2019	$13,440	$13,100
2020	$13,678	$13,328
2020	$13,559	$13,220
2020	$11,494	$11,389
2020	$11,672	$11,645
2020	$12,331	$12,352
2020	$12,935	$12,786
2020	$13,521	$13,260
2020	$13,684	$13,329
2020	$13,333	$13,082
2020	$13,282	$13,078
2020	$13,995	$13,582
2020	$14,412	$13,840
2021	$14,227	$13,690
2021	$13,922	$13,341
2021	$13,747	$13,212
2021	$14,156	$13,505
2021	$14,358	$13,648
2021	$14,467	$13,748
2021	$14,538	$13,806
2021	$14,723	$13,941
2021	$14,398	$13,652
2021	$14,381	$13,655
2021	$14,017	$13,404
2021	$14,226	$13,592
2022	$13,787	$13,205
2022	$12,831	$12,341
2022	$12,969	$12,230
2022	$12,260	$11,546
2022	$12,224	$11,549
2022	$11,262	$10,831
2022	$11,539	$11,144
2022	$11,490	$11,039
2022	$10,786	$10,337
2022	$10,866	$10,352
2022	$11,793	$11,138
2022	$11,904	$11,175
2023	$12,411	$11,529
2023	$12,123	$11,274
2023	$12,123	$11,383
2023	$12,123	$11,443
2023	$12,061	$11,378
2023	$12,534	$11,632
2023	$12,986	$11,854
2023	$12,834	$11,676
2023	$12,516	$11,372
2023	$12,551	$11,218
2023	$13,332	$11,853
2023	$14,004	$12,414
2024	$14,019	$12,287
2024	$14,322	$12,407
2024	$14,792	$12,667
2024	$14,694	$12,404
2024	$14,913	$12,627
2024	$14,989	$12,705
2024	$15,254	$12,942
2024	$15,552	$13,243
2024	$15,933	$13,487
2024	$15,788	$13,255
2024	$15,979	$13,413
2024	$15,875	$13,225
2025	$16,377	$13,416
2025	$16,520	$13,626

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	14.48%	3.87%	5.15%
J.P. Morgan EMBI Global Diversified +*	9.82%	0.61%	3.14%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

The gross expense ratio of 0.58% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$2,334,541,173
Number of Portfolio Holdings	333
Portfolio Turnover Rate	35%
Total Advisory Fees Paid, Net	$7,917,220

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	96.2
Rights/Warrants	1.4
Loan Assignments	1.1
Short-Term Investments	0.7
Investment Funds	0.5
Swap Contracts	0.3
Loan Participations	0.2
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.4)
Reverse Repurchase Agreements	(2.0)
Other	2.1

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	6.3
Colombia	5.0
Argentina	5.0
Turkey	4.5
Romania	3.8
Venezuela	3.8
Poland	3.5
Other (each between (3)% and 3%)	68.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class IV (GMDFX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$59	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.07%.

How did the Fund perform last year and what affected its performance?

Class IV shares of GMO Emerging Country Debt Fund returned +16.34% (net) for the fiscal year ended February 28, 2025, as compared with +9.82% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 41 basis points to 328 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 4 basis points to 4.21%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Argentina, Lebanon, Ukraine, Ecuador, and Ghana and underweights in Qatar, Malaysia, Uruguay, and Indonesia.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were Venezuela, which subsequently re-entered the benchmark, followed by Tunisia, Belarus, and Chad. Security selection in on-benchmark countries such as Chile, Mexico, Sri Lanka, and South Africa also contributed positive alpha during the fiscal year, though negative alpha from security selection in Brazil, Egypt, Jordan, and El Salvador partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Chile, Mexico, and Indonesia, while India, Ghana, and Hungary detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $125,000,000 Investment

	Class IV	J.P. Morgan EMBI Global Diversified +*
2015	$124,062,500	$125,000,000
2015	$124,062,500	$125,574,672
2015	$127,072,455	$128,049,105
2015	$126,156,382	$127,362,691
2015	$123,408,162	$125,207,114
2015	$123,567,685	$125,720,493
2015	$121,827,295	$124,368,410
2015	$119,283,649	$122,650,830
2015	$123,969,314	$126,524,879
2015	$124,772,571	$126,452,063
2015	$121,915,364	$124,551,437
2016	$119,522,107	$124,303,958
2016	$121,915,364	$126,816,494
2016	$127,264,999	$131,047,207
2016	$131,347,616	$133,555,690
2016	$130,925,276	$133,157,449
2016	$136,697,250	$138,125,864
2016	$139,376,024	$140,274,414
2016	$143,430,426	$142,796,939
2016	$145,195,283	$143,281,037
2016	$142,571,847	$141,182,983
2016	$136,418,696	$135,301,654
2016	$138,999,994	$137,246,669
2017	$142,120,196	$139,218,182
2017	$145,693,332	$142,108,061
2017	$146,901,152	$142,601,426
2017	$149,920,703	$144,927,366
2017	$151,430,478	$146,129,492
2017	$151,329,827	$145,754,623
2017	$151,287,588	$146,713,504
2017	$155,297,248	$149,247,719
2017	$156,376,773	$149,227,952
2017	$156,479,584	$149,495,340
2017	$154,628,972	$149,097,099
2017	$156,398,735	$150,037,384
2018	$157,262,220	$149,742,959
2018	$154,186,054	$146,809,180
2018	$154,617,797	$147,361,631
2018	$152,459,084	$145,206,667
2018	$150,084,500	$143,632,712
2018	$147,386,109	$142,189,775
2018	$150,810,542	$145,119,565
2018	$146,925,365	$142,329,547
2018	$150,044,451	$144,845,702
2018	$146,159,273	$141,614,601
2018	$145,557,345	$141,058,617
2018	$147,209,175	$143,119,512
2019	$155,064,210	$149,443,253
2019	$155,762,436	$150,372,394
2019	$157,217,072	$152,556,073
2019	$157,682,555	$152,739,329
2019	$158,148,039	$153,614,446
2019	$162,221,020	$158,291,455
2019	$164,095,744	$160,111,820
2019	$163,564,308	$160,989,176
2019	$163,505,259	$160,409,062
2019	$164,036,695	$161,004,047
2019	$164,095,744	$160,739,583
2019	$168,346,107	$163,756,002
2020	$171,391,127	$166,605,990
2020	$169,899,689	$165,250,991
2020	$144,048,090	$142,365,482
2020	$146,285,248	$145,564,033
2020	$154,488,159	$154,395,671
2020	$162,069,637	$159,822,551
2020	$169,398,810	$165,755,628
2020	$171,507,508	$166,607,089
2020	$167,098,411	$163,523,059
2020	$166,459,411	$163,474,237
2020	$175,405,406	$169,780,166
2020	$180,629,103	$173,002,560
2021	$178,370,383	$171,124,524
2021	$174,537,405	$166,757,312
2021	$172,278,686	$165,149,883
2021	$177,412,139	$168,809,744
2021	$179,944,642	$170,600,896
2021	$181,382,009	$171,852,455
2021	$182,252,987	$172,568,910
2021	$184,575,129	$174,262,236
2021	$180,564,156	$170,649,901
2021	$180,353,053	$170,690,342
2021	$175,779,136	$167,550,456
2021	$178,339,737	$169,896,446
2022	$172,901,168	$165,062,757
2022	$160,890,995	$154,256,810
2022	$162,628,315	$152,870,435
2022	$153,790,641	$144,322,992
2022	$153,261,891	$144,361,485
2022	$141,251,718	$135,391,564
2022	$144,775,406	$139,305,170
2022	$144,076,758	$137,988,154
2022	$135,304,843	$129,207,819
2022	$136,314,001	$129,405,116
2022	$147,958,136	$139,228,829
2022	$149,319,774	$139,683,293
2023	$155,688,456	$144,108,753
2023	$152,073,798	$140,926,997
2023	$152,159,862	$142,285,009
2023	$152,073,798	$143,040,530
2023	$151,385,292	$142,219,938
2023	$157,323,658	$145,394,676
2023	$163,010,609	$148,173,406
2023	$161,099,990	$145,943,841
2023	$157,105,057	$142,147,919
2023	$157,539,289	$140,223,532
2023	$167,352,927	$148,163,489
2023	$175,771,382	$155,175,723
2024	$175,962,023	$153,590,300
2024	$179,774,851	$155,092,048
2024	$185,684,735	$158,334,303
2024	$184,540,887	$155,047,159
2024	$187,305,187	$157,842,477
2024	$188,258,394	$158,814,165
2024	$191,543,794	$161,780,434
2024	$195,290,137	$165,531,679
2024	$200,093,141	$168,587,895
2024	$198,268,000	$165,690,587
2024	$200,669,502	$167,662,233
2024	$199,471,309	$165,318,131
2025	$205,688,861	$167,695,127
2025	$207,585,724	$170,325,549

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV	14.60%	3.93%	5.20%
J.P. Morgan EMBI Global Diversified +*	9.82%	0.61%	3.14%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

The gross expense ratio of 0.53% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.53% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$2,334,541,173
Number of Portfolio Holdings	333
Portfolio Turnover Rate	35%
Total Advisory Fees Paid, Net	$7,917,220

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	96.2
Rights/Warrants	1.4
Loan Assignments	1.1
Short-Term Investments	0.7
Investment Funds	0.5
Swap Contracts	0.3
Loan Participations	0.2
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.4)
Reverse Repurchase Agreements	(2.0)
Other	2.1

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	6.3
Colombia	5.0
Argentina	5.0
Turkey	4.5
Romania	3.8
Venezuela	3.8
Poland	3.5
Other (each between (3)% and 3%)	68.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class VI (GMOQX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$54	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.06%.

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Country Debt Fund returned +16.33% (net) for the fiscal year ended February 28, 2025, as compared with +9.82% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 41 basis points to 328 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 4 basis points to 4.21%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Argentina, Lebanon, Ukraine, Ecuador, and Ghana and underweights in Qatar, Malaysia, Uruguay, and Indonesia.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were Venezuela, which subsequently re-entered the benchmark, followed by Tunisia, Belarus, and Chad. Security selection in on-benchmark countries such as Chile, Mexico, Sri Lanka, and South Africa also contributed positive alpha during the fiscal year, though negative alpha from security selection in Brazil, Egypt, Jordan, and El Salvador partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Chile, Mexico, and Indonesia, while India, Ghana, and Hungary detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	J.P. Morgan EMBI Global Diversified +*
2021	$297,750,000	$300,000,000
2021	$297,865,006	$300,203,345
2021	$301,660,197	$303,149,080
2021	$295,104,867	$296,865,010
2021	$294,759,849	$296,935,361
2021	$287,284,473	$291,473,171
2021	$291,648,359	$295,554,288
2022	$282,630,854	$287,145,533
2022	$263,113,513	$268,347,354
2022	$265,831,118	$265,935,597
2022	$251,378,403	$251,066,342
2022	$250,637,239	$251,133,305
2022	$230,996,371	$235,529,101
2022	$236,691,194	$242,337,267
2022	$235,675,352	$240,046,166
2022	$221,326,583	$224,771,771
2022	$222,850,346	$225,114,991
2022	$241,897,384	$242,204,463
2022	$244,156,236	$242,995,054
2023	$254,575,822	$250,693,650
2023	$248,662,003	$245,158,620
2023	$248,802,808	$247,521,037
2023	$248,662,003	$248,835,352
2023	$247,535,561	$247,407,839
2023	$257,251,121	$252,930,659
2023	$266,589,002	$257,764,577
2023	$263,462,691	$253,885,995
2023	$256,925,861	$247,282,554
2023	$257,636,386	$243,934,863
2023	$273,694,252	$257,747,326
2023	$287,541,842	$269,945,908
2024	$287,853,878	$267,187,883
2024	$294,094,613	$269,800,346
2024	$303,767,751	$275,440,620
2024	$301,739,513	$269,722,256
2024	$306,264,045	$274,585,032
2024	$307,980,247	$276,275,395
2024	$313,217,711	$281,435,558
2024	$319,507,224	$287,961,277
2024	$327,369,114	$293,277,915
2024	$324,381,596	$288,237,717
2024	$328,312,541	$291,667,620
2024	$326,258,727	$287,589,786
2025	$336,605,551	$291,724,842
2025	$339,546,886	$296,300,762

Average Annual Total Returns

AATR	1 Year	7/29/2021 (commencement of operations)
Class VI	14.59%	3.51%
J.P. Morgan EMBI Global Diversified +*	9.82%	(0.35%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

The gross expense ratio of 0.48% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$2,334,541,173
Number of Portfolio Holdings	333
Portfolio Turnover Rate	35%
Total Advisory Fees Paid, Net	$7,917,220

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	96.2
Rights/Warrants	1.4
Loan Assignments	1.1
Short-Term Investments	0.7
Investment Funds	0.5
Swap Contracts	0.3
Loan Participations	0.2
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.4)
Reverse Repurchase Agreements	(2.0)
Other	2.1

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	6.3
Colombia	5.0
Argentina	5.0
Turkey	4.5
Romania	3.8
Venezuela	3.8
Poland	3.5
Other (each between (3)% and 3%)	68.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO High Yield Fund

Class VI (GHVIX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$48	0.46%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO High Yield Fund returned +9.95% (net) for the fiscal year ended February 28, 2025, as compared with +10.19% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products and cash high yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals and other factors.

The Fund’s allocation to high-quality BB bonds drove relative underperformance. Relative gains from allocations to carry and portfolio products, including standardized Total Return Swaps and Credit Default Swap indices, were not enough to offset those losses.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	Bloomberg U.S. Aggregate Index	Markit iBoxx USD Liquid High Yield Index
2018	$300,000,000	$300,000,000	$300,000,000
2018	$298,800,000	$300,701,425	$298,516,962
2018	$303,150,000	$300,772,939	$302,099,341
2018	$306,000,000	$302,708,270	$304,343,310
2018	$308,100,000	$300,758,969	$305,979,162
2018	$303,750,000	$298,382,248	$301,040,985
2018	$302,700,000	$300,163,461	$299,587,539
2018	$297,893,165	$305,677,859	$293,111,425
2019	$311,462,121	$308,923,990	$307,118,420
2019	$315,205,281	$308,744,980	$312,094,858
2019	$319,572,301	$314,673,477	$315,084,370
2019	$323,315,461	$314,754,033	$319,142,119
2019	$318,636,511	$320,341,409	$314,711,625
2019	$328,618,271	$324,364,312	$322,706,047
2019	$329,039,505	$325,077,781	$324,586,371
2019	$330,948,826	$333,501,095	$326,007,668
2019	$332,380,816	$331,724,892	$326,982,444
2019	$333,176,366	$332,724,078	$328,270,819
2019	$335,085,686	$332,554,671	$329,631,998
2019	$340,594,280	$332,322,883	$336,052,742
2020	$340,089,696	$338,718,285	$334,936,052
2020	$335,380,244	$344,814,726	$329,390,271
2020	$302,414,082	$342,785,557	$295,743,550
2020	$314,860,490	$348,878,968	$306,247,010
2020	$324,279,393	$350,503,314	$319,147,072
2020	$323,606,615	$352,711,200	$318,661,847
2020	$337,992,984	$357,979,650	$333,935,598
2020	$340,369,630	$355,090,093	$336,435,707
2020	$336,465,140	$354,895,434	$332,230,481
2020	$337,992,984	$353,310,748	$333,376,063
2020	$353,101,661	$356,777,519	$345,903,895
2020	$359,211,560	$357,269,148	$351,725,595
2021	$358,695,451	$354,707,570	$352,528,373
2021	$359,555,632	$349,585,415	$352,747,239
2021	$362,308,211	$345,220,265	$354,119,148
2021	$366,437,080	$347,947,469	$357,612,887
2021	$367,297,261	$349,084,264	$358,254,014
2021	$372,114,274	$351,536,919	$362,422,661
2021	$372,613,222	$355,467,484	$363,101,968
2021	$375,586,694	$354,790,685	$365,421,082
2021	$374,285,800	$351,718,951	$364,792,190
2021	$374,099,958	$351,621,956	$363,674,618
2021	$370,383,118	$352,662,255	$359,834,109
2021	$377,126,796	$351,759,872	$367,475,077
2022	$366,944,765	$344,181,512	$356,940,332
2022	$364,399,257	$340,341,734	$354,498,211
2022	$361,462,132	$330,886,419	$351,388,265
2022	$346,972,317	$318,329,928	$337,545,628
2022	$352,063,333	$320,382,412	$340,853,192
2022	$330,328,611	$315,356,231	$316,647,582
2022	$351,556,350	$323,061,848	$338,215,482
2022	$339,589,309	$313,933,220	$326,630,244
2022	$328,406,992	$300,369,289	$314,441,236
2022	$340,962,576	$296,478,800	$324,330,433
2022	$350,575,445	$307,382,012	$331,578,359
2022	$346,850,885	$305,995,471	$328,008,142
2023	$359,963,540	$315,409,134	$341,057,990
2023	$353,830,201	$307,254,106	$335,502,254
2023	$359,963,540	$315,059,125	$339,969,938
2023	$363,135,957	$316,968,605	$342,614,023
2023	$358,906,068	$313,517,237	$338,402,895
2023	$364,616,418	$312,399,039	$344,125,665
2023	$369,057,801	$312,181,278	$348,910,160
2023	$369,480,790	$310,187,276	$349,646,785
2023	$364,404,923	$302,304,878	$345,388,292
2023	$360,598,023	$297,534,155	$340,895,044
2023	$378,786,545	$311,008,369	$356,704,071
2023	$391,753,362	$322,913,459	$370,281,154
2024	$392,415,854	$322,026,690	$369,490,247
2024	$392,857,515	$317,477,020	$370,378,639
2024	$397,715,787	$320,408,576	$374,455,123
2024	$392,636,684	$312,315,536	$370,682,347
2024	$398,599,109	$317,610,303	$375,167,444
2024	$402,353,228	$320,617,211	$378,720,459
2024	$410,471,637	$328,105,873	$386,662,484
2024	$416,815,503	$332,820,714	$392,643,375
2024	$423,394,327	$337,276,966	$399,088,139
2024	$419,165,083	$328,912,886	$396,841,252
2024	$425,743,907	$332,390,408	$401,525,741
2024	$422,825,949	$326,950,642	$399,707,347
2025	$428,659,780	$328,685,175	$405,445,972
2025	$431,957,163	$335,916,836	$408,116,159

Average Annual Total Returns

AATR	1 Year	5 Years	6/25/2018 (commencement of operations)
Class VI	9.95%	5.19%	5.61%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.71%
Markit iBoxx USD Liquid High Yield Index	10.19%	4.38%	4.71%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.52% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.46% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$134,181,926
Number of Portfolio Holdings	111
Portfolio Turnover Rate	115%
Total Advisory Fees Paid, Net	$506,460

February 28, 2025

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	71.5
Short-Term Investments	28.4
Swap Contracts	1.6
Futures Contracts	0.1
Written Options	(0.1)
Forward Currency Contracts	(0.7)
Other	(0.8)

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	19.7
Communications	14.8
Capital Goods	11.2
Consumer Non-Cyclical	10.9
Energy	10.2
Technology	7.7
Basic Industry	5.0
Finance Companies	3.9
Electric	3.9
Transportation	3.2
Insurance	2.8
REITS	1.8
Other Industrial	1.6
Other Financial	1.1
Cash/Cash Equivalents	0.9
Brokerage/Asset Managers/Exchanges	0.5
Government Owned No Guarantee	0.5
Banking	0.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective March 21, 2025, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.35% for Class VI, R6 and I shares (each, an “Expense Cap”). The Expense Cap will remain in effect through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO High Yield Fund

Class I (GMOZX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.65%

How did the Fund perform last year and what affected its performance?

Class I shares of GMO High Yield Fund returned +9.75% (net) for the fiscal year ended February 28, 2025, as compared with +10.19% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products and cash high yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals and other factors.

The Fund’s allocation to high-quality BB bonds drove relative underperformance. Relative gains from allocations to carry and portfolio products, including standardized Total Return Swaps and Credit Default Swap indices, were not enough to offset those losses.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Index	Markit iBoxx USD Liquid High Yield Index
2023	$10,000	$10,000	$10,000
2023	$10,012	$10,014	$10,001
2023	$9,889	$9,905	$9,878
2023	$10,047	$9,869	$10,045
2023	$10,175	$9,863	$10,184
2023	$10,181	$9,800	$10,206
2023	$10,041	$9,551	$10,082
2023	$9,936	$9,400	$9,950
2023	$10,437	$9,825	$10,412
2023	$10,790	$10,202	$10,808
2024	$10,808	$10,174	$10,785
2024	$10,820	$10,030	$10,811
2024	$10,948	$10,122	$10,930
2024	$10,808	$9,867	$10,820
2024	$10,972	$10,034	$10,951
2024	$11,070	$10,129	$11,055
2024	$11,292	$10,366	$11,286
2024	$11,467	$10,515	$11,461
2024	$11,642	$10,655	$11,649
2024	$11,532	$10,391	$11,583
2024	$11,706	$10,501	$11,720
2024	$11,624	$10,329	$11,667
2025	$11,785	$10,384	$11,835
2025	$11,875	$10,612	$11,913

Average Annual Total Returns

AATR	1 Year	4/13/2023 (commencement of operations)
Class I	9.75%	9.57%
Bloomberg U.S. Aggregate Index	5.81%	3.21%
Markit iBoxx USD Liquid High Yield Index	10.19%	9.75%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 1.07% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.66% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$134,181,926
Number of Portfolio Holdings	111
Portfolio Turnover Rate	115%
Total Advisory Fees Paid, Net	$506,460

February 28, 2025

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	71.5
Short-Term Investments	28.4
Swap Contracts	1.6
Futures Contracts	0.1
Written Options	(0.1)
Forward Currency Contracts	(0.7)
Other	(0.8)

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	19.7
Communications	14.8
Capital Goods	11.2
Consumer Non-Cyclical	10.9
Energy	10.2
Technology	7.7
Basic Industry	5.0
Finance Companies	3.9
Electric	3.9
Transportation	3.2
Insurance	2.8
REITS	1.8
Other Industrial	1.6
Other Financial	1.1
Cash/Cash Equivalents	0.9
Brokerage/Asset Managers/Exchanges	0.5
Government Owned No Guarantee	0.5
Banking	0.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective March 21, 2025, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.35% for Class VI, R6 and I shares (each, an “Expense Cap”). The Expense Cap will remain in effect through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Also, effective March 21, 2025, GMO has also contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Sector Fixed Income Fund

Class III (GUGAX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.35%

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Multi-Sector Fixed Income Fund returned +5.82% (net) for the fiscal year ended February 28, 2025, as compared with +5.81% for the Bloomberg U.S. Aggregate Index.

The Fund’s investment exposure was implemented through global interest rate and currency derivatives, as well as indirect (through other GMO Funds, including GMO Opportunistic Income Fund and GMO Emerging Country Debt Fund) and direct fixed income investments.

The Fund benefited from sector positioning, with gains driven by overweights in emerging debt and securitized credit, though an underweight to agency mortgages tempered gains. Credit selection within the Fund’s allocation to investment-grade corporates added value. Active interest rate strategies drew down, while currency positioning returned near flat.

Developed interest rate performance was challenged by overall duration timing, though gains from cross-market positioning, namely in Europe and New Zealand, provided some support. Curve slope (2-year vs. 10-year) positions delivered modest but positive returns, aided both by market selection and global timing. Emerging interest rates detracted, driven entirely by Brazil.

G10 currency selection, led by positions in Swedish krona and Swiss franc, performed well. Emerging market currency selection struggled, weighted down by active positions in Israeli shekel and Brazilian real.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	Bloomberg U.S. Aggregate Index
2015	$10,000	$10,000
2015	$9,795	$10,046
2015	$9,680	$10,010
2015	$9,641	$9,986
2015	$9,603	$9,877
2015	$9,674	$9,946
2015	$9,620	$9,932
2015	$9,607	$9,999
2015	$9,661	$10,001
2015	$9,634	$9,974
2015	$9,593	$9,942
2016	$9,593	$10,079
2016	$9,607	$10,150
2016	$9,701	$10,243
2016	$9,777	$10,283
2016	$9,790	$10,285
2016	$9,967	$10,470
2016	$10,030	$10,536
2016	$10,021	$10,524
2016	$10,039	$10,518
2016	$9,967	$10,438
2016	$9,722	$10,191
2016	$9,724	$10,205
2017	$9,780	$10,225
2017	$9,841	$10,294
2017	$9,864	$10,289
2017	$9,944	$10,368
2017	$10,018	$10,448
2017	$10,027	$10,437
2017	$10,055	$10,482
2017	$10,162	$10,576
2017	$10,130	$10,526
2017	$10,153	$10,532
2017	$10,139	$10,518
2017	$10,157	$10,567
2018	$10,076	$10,445
2018	$9,999	$10,346
2018	$10,076	$10,412
2018	$10,009	$10,335
2018	$10,085	$10,409
2018	$10,109	$10,396
2018	$10,117	$10,398
2018	$10,179	$10,465
2018	$10,151	$10,398
2018	$10,069	$10,316
2018	$10,127	$10,377
2018	$10,371	$10,568
2019	$10,532	$10,680
2019	$10,487	$10,674
2019	$10,718	$10,879
2019	$10,713	$10,882
2019	$10,959	$11,075
2019	$11,105	$11,214
2019	$11,100	$11,239
2019	$11,461	$11,530
2019	$11,381	$11,468
2019	$11,376	$11,503
2019	$11,376	$11,497
2019	$11,371	$11,489
2020	$11,568	$11,710
2020	$11,785	$11,921
2020	$11,520	$11,851
2020	$11,764	$12,061
2020	$11,923	$12,118
2020	$12,035	$12,194
2020	$12,244	$12,376
2020	$12,162	$12,276
2020	$12,173	$12,269
2020	$12,101	$12,215
2020	$12,244	$12,334
2020	$12,267	$12,351
2021	$12,155	$12,263
2021	$11,854	$12,086
2021	$11,695	$11,935
2021	$11,896	$12,029
2021	$11,972	$12,068
2021	$12,078	$12,153
2021	$12,192	$12,289
2021	$12,174	$12,266
2021	$12,029	$12,160
2021	$11,865	$12,156
2021	$11,865	$12,192
2021	$11,877	$12,161
2022	$11,635	$11,899
2022	$11,411	$11,766
2022	$11,060	$11,439
2022	$10,630	$11,005
2022	$10,666	$11,076
2022	$10,375	$10,902
2022	$10,745	$11,169
2022	$10,430	$10,853
2022	$9,939	$10,384
2022	$9,836	$10,250
2022	$10,212	$10,627
2022	$10,153	$10,579
2023	$10,492	$10,904
2023	$10,208	$10,622
2023	$10,449	$10,892
2023	$10,517	$10,958
2023	$10,400	$10,839
2023	$10,381	$10,800
2023	$10,418	$10,793
2023	$10,369	$10,724
2023	$10,153	$10,451
2023	$9,894	$10,286
2023	$10,313	$10,752
2023	$10,764	$11,164
2024	$10,727	$11,133
2024	$10,597	$10,976
2024	$10,708	$11,077
2024	$10,431	$10,797
2024	$10,603	$10,980
2024	$10,702	$11,084
2024	$10,939	$11,343
2024	$11,094	$11,506
2024	$11,243	$11,660
2024	$10,946	$11,371
2024	$11,063	$11,491
2024	$10,904	$11,303
2025	$10,969	$11,363
2025	$11,214	$11,613

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	5.82%	(0.99%)	1.15%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.74% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.44% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$82,245,630
Number of Portfolio Holdings	334
Portfolio Turnover Rate	444%
Total Advisory Fees Paid, Net	$127,565

February 28, 2025

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	47.5
Short-Term Investments	33.6
GMO Fixed Income Funds	22.8
Common Stocks	16.8
Futures Contracts	0.3
Forward Currency Contracts	(0.4)
Swap Contracts	(0.5)
Other	(20.1)

Country/Region SummaryFootnote Reference*

% of Investments

United States	98.2
Other (each between (1)% and 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Sector Fixed Income Fund

Class IV (GPBFX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$31	0.30%

How did the Fund perform last year and what affected its performance?

Class IV shares of GMO Multi-Sector Fixed Income Fund returned +5.84% (net) for the fiscal year ended February 28, 2025, as compared with +5.81% for the Bloomberg U.S. Aggregate Index.

The Fund’s investment exposure was implemented through global interest rate and currency derivatives, as well as indirect (through other GMO Funds, including GMO Opportunistic Income Fund and GMO Emerging Country Debt Fund) and direct fixed income investments.

The Fund benefited from sector positioning, with gains driven by overweights in emerging debt and securitized credit, though an underweight to agency mortgages tempered gains. Credit selection within the Fund’s allocation to investment-grade corporates added value. Active interest rate strategies drew down, while currency positioning returned near flat.

Developed interest rate performance was challenged by overall duration timing, though gains from cross-market positioning, namely in Europe and New Zealand, provided some support. Curve slope (2-year vs. 10-year) positions delivered modest but positive returns, aided both by market selection and global timing. Emerging interest rates detracted, driven entirely by Brazil.

G10 currency selection, led by positions in Swedish krona and Swiss franc, performed well. Emerging market currency selection struggled, weighted down by active positions in Israeli shekel and Brazilian real.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $125,000,000 Investment

	Class IV	Bloomberg U.S. Aggregate Index
2015	$125,000,000	$125,000,000
2015	$122,445,722	$125,580,442
2015	$120,849,298	$125,129,845
2015	$120,530,013	$124,828,494
2015	$120,051,086	$123,467,413
2015	$120,953,432	$124,325,653
2015	$120,281,468	$124,147,117
2015	$119,945,486	$124,986,881
2015	$120,785,441	$125,007,635
2015	$120,449,459	$124,677,396
2015	$119,945,486	$124,274,485
2016	$119,945,486	$125,984,645
2016	$120,113,477	$126,878,364
2016	$121,289,413	$128,042,473
2016	$122,216,076	$128,533,953
2016	$122,385,585	$128,566,922
2016	$124,589,204	$130,876,992
2016	$125,493,253	$131,704,422
2016	$125,380,247	$131,553,815
2016	$125,606,259	$131,476,743
2016	$124,758,713	$130,471,089
2016	$121,651,046	$127,384,964
2016	$121,661,141	$127,564,625
2017	$122,360,008	$127,814,925
2017	$123,175,353	$128,673,972
2017	$123,466,548	$128,606,494
2017	$124,456,610	$129,598,954
2017	$125,446,672	$130,596,496
2017	$125,504,911	$130,465,055
2017	$125,940,948	$131,026,469
2017	$127,224,868	$132,201,745
2017	$126,874,708	$131,572,085
2017	$127,166,508	$131,648,307
2017	$126,991,428	$131,479,322
2017	$127,220,200	$132,082,753
2018	$126,205,304	$130,561,575
2018	$125,250,107	$129,323,922
2018	$126,205,304	$130,153,275
2018	$125,429,207	$129,185,265
2018	$126,324,703	$130,107,239
2018	$126,623,202	$129,947,214
2018	$126,769,706	$129,978,119
2018	$127,548,905	$130,814,466
2018	$127,189,275	$129,972,082
2018	$126,170,322	$128,944,989
2018	$126,889,583	$129,714,735
2018	$129,977,211	$132,097,765
2019	$131,985,550	$133,500,571
2019	$131,420,705	$133,423,213
2019	$134,307,693	$135,985,195
2019	$134,244,932	$136,020,007
2019	$137,382,962	$138,434,574
2019	$139,203,020	$140,173,060
2019	$139,077,498	$140,481,383
2019	$143,659,023	$144,121,493
2019	$142,654,853	$143,353,912
2019	$142,592,092	$143,785,708
2019	$142,654,853	$143,712,499
2019	$142,524,652	$143,612,332
2020	$144,980,829	$146,376,086
2020	$147,768,922	$149,010,645
2020	$144,449,764	$148,133,745
2020	$147,503,390	$150,766,994
2020	$149,494,884	$151,468,951
2020	$150,888,931	$152,423,082
2020	$153,568,075	$154,699,827
2020	$152,470,671	$153,451,113
2020	$152,607,846	$153,366,992
2020	$151,784,793	$152,682,175
2020	$153,499,488	$154,180,329
2020	$153,858,562	$154,392,786
2021	$152,386,935	$153,285,807
2021	$148,634,287	$151,072,284
2021	$146,647,591	$149,185,897
2021	$149,222,938	$150,364,450
2021	$150,179,495	$150,855,712
2021	$151,503,959	$151,915,620
2021	$153,004,851	$153,614,202
2021	$152,702,171	$153,321,725
2021	$150,886,090	$151,994,285
2021	$148,918,668	$151,952,368
2021	$148,918,668	$152,401,930
2021	$149,070,008	$152,011,969
2022	$145,967,536	$148,737,003
2022	$143,243,414	$147,077,655
2022	$138,854,551	$142,991,568
2022	$133,481,977	$137,565,319
2022	$133,935,997	$138,452,294
2022	$130,228,165	$136,280,245
2022	$134,919,708	$139,610,204
2022	$130,984,865	$135,665,295
2022	$124,779,921	$129,803,683
2022	$123,493,530	$128,122,420
2022	$128,185,073	$132,834,210
2022	$127,499,087	$132,235,021
2023	$131,741,344	$136,303,107
2023	$128,116,143	$132,778,936
2023	$131,201,420	$136,151,851
2023	$132,049,871	$136,977,027
2023	$130,584,365	$135,485,529
2023	$130,352,969	$135,002,303
2023	$130,892,892	$134,908,198
2023	$130,198,705	$134,046,496
2023	$127,499,087	$130,640,142
2023	$124,336,678	$128,578,488
2023	$129,581,649	$134,401,329
2023	$135,212,281	$139,546,078
2024	$134,749,489	$139,162,863
2024	$133,129,718	$137,196,737
2024	$134,518,093	$138,463,600
2024	$131,047,156	$134,966,218
2024	$133,206,850	$137,254,335
2024	$134,518,093	$138,553,761
2024	$137,426,317	$141,789,964
2024	$139,438,189	$143,827,468
2024	$141,295,302	$145,753,224
2024	$137,581,077	$142,138,712
2024	$139,051,291	$143,641,513
2024	$137,029,087	$141,290,735
2025	$137,917,313	$142,040,308
2025	$140,904,983	$145,165,448

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV	5.84%	(0.95%)	1.20%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.69% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.39% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$82,245,630
Number of Portfolio Holdings	334
Portfolio Turnover Rate	444%
Total Advisory Fees Paid, Net	$127,565

February 28, 2025

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	47.5
Short-Term Investments	33.6
GMO Fixed Income Funds	22.8
Common Stocks	16.8
Futures Contracts	0.3
Forward Currency Contracts	(0.4)
Swap Contracts	(0.5)
Other	(20.1)

Country/Region SummaryFootnote Reference*

% of Investments

United States	98.2
Other (each between (1)% and 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class III (GMOHX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$60	0.58%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class III shares of GMO Opportunistic Income Fund returned +6.98% (net) for the fiscal year ended February 28, 2025, as compared with +6.56% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Commercial Mortgage-Backed Securities (CMBS), Residential Mortgage-Backed Securities (RMBS), and Student Loan sectors, which contributed positively. The portfolio's Collateralized Loan Obligations (CLO) and Small Balance Commercials also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III *	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2021	$10,000	$10,000	$10,000
2021	$10,004	$10,038	$10,028
2021	$10,012	$10,019	$10,012
2021	$10,023	$9,932	$9,973
2021	$10,023	$9,929	$9,953
2021	$10,042	$9,959	$9,943
2021	$10,035	$9,933	$9,934
2022	$10,043	$9,719	$9,787
2022	$10,000	$9,611	$9,691
2022	$9,926	$9,344	$9,438
2022	$9,883	$8,989	$9,117
2022	$9,852	$9,047	$9,211
2022	$9,816	$8,905	$9,070
2022	$9,867	$9,123	$9,351
2022	$9,835	$8,865	$9,039
2022	$9,703	$8,482	$8,598
2022	$9,631	$8,372	$8,475
2022	$9,747	$8,680	$8,809
2022	$9,811	$8,641	$8,774
2023	$9,951	$8,907	$9,058
2023	$9,930	$8,676	$8,825
2023	$9,988	$8,897	$8,991
2023	$10,095	$8,951	$9,040
2023	$10,128	$8,853	$8,975
2023	$10,112	$8,822	$8,934
2023	$10,165	$8,815	$8,930
2023	$10,215	$8,759	$8,862
2023	$10,198	$8,537	$8,594
2023	$10,194	$8,402	$8,426
2023	$10,344	$8,782	$8,849
2023	$10,504	$9,118	$9,220
2024	$10,589	$9,093	$9,185
2024	$10,574	$8,965	$9,042
2024	$10,642	$9,048	$9,136
2024	$10,598	$8,819	$8,870
2024	$10,703	$8,969	$9,043
2024	$10,796	$9,054	$9,147
2024	$10,919	$9,265	$9,383
2024	$11,023	$9,398	$9,532
2024	$11,111	$9,524	$9,645
2024	$11,057	$9,288	$9,381
2024	$11,125	$9,386	$9,502
2024	$11,131	$9,233	$9,354
2025	$11,192	$9,281	$9,403
2025	$11,312	$9,486	$9,635

Average Annual Total Returns

AATR	1 Year	7/21/2021 (commencement of operations)
Class III*	6.98%	3.49%
Bloomberg U.S. Aggregate Index	5.81%	(1.45%)
Bloomberg U.S. Securitized Index	6.56%	(1.03%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*For the period December 28, 2021 to February 1, 2022, no Class III shares were outstanding. Performance for that period is that of Class I shares, which have higher expenses. Therefore, the performance shown is lower than it would have been if Class III expenses had been applied throughout.

The gross expense ratio of 0.61% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.57% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$1,489,871,326
Number of Portfolio Holdings	335
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$6,084,958
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 275%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	88.5
Short-Term Investments	14.9
Mutual Funds	0.8
Swap Contracts	0.7
Futures Contracts	0.1
Written Options	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Securities Sold Short	(3.8)
Other	(1.2)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.5
U.S. Government	16.0
Student Loans - Private	13.7
Residential Mortgage-Backed Securities - Other	9.7
Collateralized Loan Obligations	7.5
Student Loans - Federal Family Education Loan Program	5.2
Small Balance Commercial Mortgages	4.9
Residential Mortgage-Backed Securities - Alt-A	3.4
Auto Retail Subprime	3.3
U.S. Government Agency	2.9
Residential Mortgage-Backed Securities - Prime	2.6
Credit Cards	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Residential Mortgage-Backed Securities - Performing Loans	1.4
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class VI (GMODX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$50	0.48%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class VI shares of GMO Opportunistic Income Fund returned +7.07% (net) for the fiscal year ended February 28, 2025, as compared with +6.56% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Commercial Mortgage-Backed Securities (CMBS), Residential Mortgage-Backed Securities (RMBS), and Student Loan sectors, which contributed positively. The portfolio's Collateralized Loan Obligations (CLO) and Small Balance Commercials also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index	Bloomberg U.S. Securitized + Index*
2015	$300,000,000	$300,000,000	$300,000,000	$300,000,000
2015	$300,604,839	$301,393,062	$301,163,047	$301,163,047
2015	$301,451,613	$300,311,627	$301,267,943	$301,267,943
2015	$301,935,484	$299,588,386	$301,220,759	$301,220,759
2015	$302,419,355	$296,321,792	$298,917,664	$298,917,664
2015	$302,407,014	$298,381,566	$300,777,808	$300,777,808
2015	$302,285,321	$297,953,080	$300,955,162	$300,955,162
2015	$302,163,629	$299,968,514	$302,825,004	$302,825,004
2015	$301,798,550	$300,018,325	$302,963,406	$302,963,406
2015	$302,772,093	$299,225,749	$302,539,488	$302,539,488
2015	$303,653,403	$298,258,763	$302,276,860	$302,276,860
2016	$303,653,403	$302,363,149	$306,222,954	$306,222,954
2016	$302,300,005	$304,508,073	$307,435,725	$307,435,725
2016	$303,530,367	$307,301,934	$308,502,489	$308,502,489
2016	$305,991,091	$308,481,487	$309,046,444	$309,046,444
2016	$307,959,671	$308,560,612	$309,442,975	$309,442,975
2016	$308,328,780	$314,104,780	$312,119,078	$312,119,078
2016	$311,145,135	$316,090,612	$312,878,310	$312,878,310
2016	$313,372,019	$315,729,156	$313,179,902	$313,179,902
2016	$316,464,913	$315,544,182	$313,956,948	$313,956,948
2016	$317,702,071	$313,130,614	$313,050,661	$313,050,661
2016	$319,186,660	$305,723,912	$307,725,054	$307,725,054
2016	$319,265,838	$306,155,099	$307,645,176	$307,645,176
2017	$322,673,023	$306,755,821	$307,665,129	$307,665,129
2017	$325,323,055	$308,817,532	$309,074,428	$309,074,428
2017	$327,720,704	$308,655,585	$309,171,341	$309,171,341
2017	$328,730,240	$311,037,490	$311,194,596	$311,194,596
2017	$330,370,737	$313,431,590	$313,154,774	$313,154,774
2017	$332,516,001	$313,116,133	$311,926,916	$311,926,916
2017	$333,995,239	$314,463,526	$313,356,480	$313,356,480
2017	$336,024,834	$317,284,188	$315,700,943	$315,700,943
2017	$336,278,533	$315,773,004	$314,856,653	$314,856,653
2017	$338,181,279	$315,955,936	$314,842,661	$314,842,661
2017	$339,196,076	$315,550,373	$314,355,794	$314,355,794
2017	$339,718,875	$316,998,606	$315,356,416	$315,356,416
2018	$340,366,699	$313,347,780	$311,729,165	$311,729,165
2018	$342,180,606	$310,377,413	$309,716,884	$309,716,884
2018	$343,476,254	$312,367,860	$311,618,075	$311,618,075
2018	$343,605,819	$310,044,635	$310,043,940	$310,043,940
2018	$345,419,726	$312,257,373	$312,213,181	$312,213,181
2018	$346,715,374	$311,873,315	$312,322,665	$312,322,665
2018	$347,733,770	$311,947,485	$312,019,365	$312,019,365
2018	$349,040,549	$313,954,719	$313,973,506	$313,973,506
2018	$349,040,549	$311,932,997	$312,104,611	$312,104,611
2018	$350,608,683	$309,467,974	$310,192,105	$310,192,105
2018	$351,392,750	$311,315,364	$312,909,687	$312,909,687
2018	$353,362,586	$317,034,637	$318,485,689	$318,485,689
2019	$353,633,051	$320,401,371	$321,042,921	$321,042,921
2019	$354,444,446	$320,215,710	$320,875,675	$320,875,675
2019	$356,878,631	$326,364,467	$325,563,809	$325,563,809
2019	$357,825,259	$326,448,016	$325,447,783	$325,447,783
2019	$361,206,072	$332,242,978	$329,796,772	$329,796,772
2019	$361,882,235	$336,415,343	$332,215,180	$332,215,180
2019	$363,600,188	$337,155,320	$333,489,614	$333,489,614
2019	$365,376,513	$345,891,584	$336,812,351	$336,812,351
2019	$366,332,996	$344,049,389	$336,862,956	$336,862,956
2019	$367,289,480	$345,085,698	$338,042,773	$338,042,773
2019	$367,426,120	$344,909,997	$338,197,606	$338,197,606
2019	$366,909,870	$344,669,597	$339,000,863	$339,000,863
2020	$370,483,203	$351,302,606	$341,812,504	$341,812,504
2020	$373,770,670	$357,625,547	$345,562,525	$345,562,525
2020	$352,044,803	$355,520,988	$347,984,398	$347,984,398
2020	$357,047,470	$361,840,786	$350,378,622	$350,378,622
2020	$362,907,737	$363,525,481	$351,093,803	$351,093,803
2020	$368,053,337	$365,815,397	$351,268,323	$351,268,323
2020	$370,590,731	$371,279,585	$352,178,262	$352,178,262
2020	$374,058,247	$368,282,672	$352,352,597	$352,352,597
2020	$377,525,763	$368,080,781	$352,105,367	$352,105,367
2020	$377,670,242	$366,437,220	$351,854,972	$351,854,972
2020	$377,959,202	$370,032,790	$352,290,317	$352,290,317
2020	$379,143,213	$370,542,685	$353,184,921	$353,184,921
2021	$382,568,308	$367,885,938	$353,431,780	$353,431,780
2021	$384,802,067	$362,573,481	$350,953,469	$350,953,469
2021	$384,653,149	$358,046,153	$349,015,229	$349,015,229
2021	$385,397,735	$360,874,680	$351,025,715	$351,025,715
2021	$386,291,239	$362,053,710	$350,651,781	$350,651,781
2021	$387,184,742	$364,597,488	$350,567,487	$350,567,487
2021	$388,387,116	$368,674,085	$352,819,251	$352,819,251
2021	$388,835,773	$367,972,141	$352,244,071	$352,244,071
2021	$389,284,430	$364,786,283	$350,878,575	$350,878,575
2021	$389,284,430	$364,685,684	$350,158,773	$350,158,773
2021	$390,181,743	$365,764,633	$349,832,905	$349,832,905
2021	$389,867,194	$364,828,724	$349,500,788	$349,500,788
2022	$390,171,303	$356,968,807	$344,324,711	$344,324,711
2022	$388,650,760	$352,986,371	$340,953,262	$340,953,262
2022	$385,761,729	$343,179,764	$332,049,616	$332,049,616
2022	$384,241,186	$330,156,765	$320,752,635	$320,752,635
2022	$383,024,751	$332,285,505	$324,081,767	$324,081,767
2022	$381,656,263	$327,072,588	$319,108,998	$319,108,998
2022	$383,757,469	$335,064,490	$328,978,948	$328,978,948
2022	$382,358,029	$325,596,708	$318,018,308	$318,018,308
2022	$377,382,243	$311,528,839	$302,502,308	$302,502,308
2022	$374,583,364	$307,493,807	$298,182,036	$298,182,036
2022	$379,092,670	$318,802,104	$309,932,135	$309,932,135
2022	$381,741,742	$317,364,049	$308,708,679	$308,708,679
2023	$387,192,905	$327,127,456	$318,666,718	$318,666,718
2023	$386,391,263	$318,669,446	$310,484,928	$310,484,928
2023	$388,635,860	$326,764,443	$316,342,598	$316,342,598
2023	$392,804,396	$328,744,866	$318,043,112	$318,043,112
2023	$394,087,023	$325,165,270	$315,756,251	$315,756,251
2023	$393,606,038	$324,005,527	$314,336,253	$314,336,253
2023	$395,711,338	$323,779,676	$314,182,010	$314,182,010
2023	$397,656,662	$321,711,591	$311,795,082	$311,795,082
2023	$397,008,221	$313,536,341	$302,370,978	$302,370,978
2023	$396,846,111	$308,588,371	$296,433,696	$296,433,696
2023	$402,519,972	$322,563,191	$311,322,880	$311,322,880
2023	$408,750,830	$334,910,587	$324,383,882	$324,383,882
2024	$412,270,960	$333,990,872	$323,151,297	$323,151,297
2024	$411,727,194	$329,272,170	$318,124,929	$318,124,929
2024	$414,367,394	$332,312,641	$321,434,522	$321,434,522
2024	$412,719,909	$323,918,922	$312,072,926	$312,072,926
2024	$416,809,102	$329,410,405	$318,165,439	$318,165,439
2024	$420,465,291	$332,529,027	$321,817,529	$321,817,529
2024	$425,297,765	$340,295,913	$330,125,435	$330,125,435
2024	$429,392,900	$345,185,924	$335,345,077	$335,345,077
2024	$432,852,731	$349,807,738	$339,333,061	$339,333,061
2024	$430,786,803	$341,132,909	$330,031,086	$330,031,086
2024	$433,468,758	$344,739,631	$334,319,107	$334,319,107
2024	$433,731,737	$339,097,763	$329,106,494	$329,106,494
2025	$436,134,773	$340,896,739	$330,815,045	$330,815,045
2025	$440,822,455	$348,397,076	$338,981,515	$335,390,726

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	7.07%	3.36%	3.92%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Securitized Index	6.56%	(0.38%)	1.23%
Bloomberg U.S. Securitized + Index*	6.56%	(0.38%)	1.12%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*The Bloomberg U.S. Securitized + Index is a composite benchmark computed by GMO and comprised of the J.P. Morgan U.S. 3 Month Cash Index through December 30, 2016 and the Bloomberg U.S. Securitized Index thereafter.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.51% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$1,489,871,326
Number of Portfolio Holdings	335
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$6,084,958
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 275%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	88.5
Short-Term Investments	14.9
Mutual Funds	0.8
Swap Contracts	0.7
Futures Contracts	0.1
Written Options	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Securities Sold Short	(3.8)
Other	(1.2)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.5
U.S. Government	16.0
Student Loans - Private	13.7
Residential Mortgage-Backed Securities - Other	9.7
Collateralized Loan Obligations	7.5
Student Loans - Federal Family Education Loan Program	5.2
Small Balance Commercial Mortgages	4.9
Residential Mortgage-Backed Securities - Alt-A	3.4
Auto Retail Subprime	3.3
U.S. Government Agency	2.9
Residential Mortgage-Backed Securities - Prime	2.6
Credit Cards	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Residential Mortgage-Backed Securities - Performing Loans	1.4
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class R6 (GAAAX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.58%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index  is included for comparative purposes.

Class R6 shares of GMO Opportunistic Income Fund returned +6.96% (net) for the fiscal year ended February 28, 2025, as compared with +6.56% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Commercial Mortgage-Backed Securities (CMBS), Residential Mortgage-Backed Securities (RMBS), and Student Loan sectors, which contributed positively. The portfolio's Collateralized Loan Obligations (CLO) and Small Balance Commercials also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2021	$10,000	$10,000	$10,000
2021	$10,004	$10,066	$10,026
2021	$10,027	$10,137	$10,024
2021	$10,056	$10,250	$10,088
2021	$10,068	$10,231	$10,072
2021	$10,080	$10,142	$10,033
2021	$10,080	$10,139	$10,012
2021	$10,103	$10,169	$10,003
2021	$10,094	$10,143	$9,993
2022	$10,102	$9,925	$9,845
2022	$10,062	$9,814	$9,749
2022	$9,983	$9,541	$9,494
2022	$9,944	$9,179	$9,171
2022	$9,912	$9,239	$9,267
2022	$9,877	$9,094	$9,124
2022	$9,928	$9,316	$9,407
2022	$9,892	$9,053	$9,093
2022	$9,762	$8,661	$8,650
2022	$9,690	$8,549	$8,526
2022	$9,807	$8,864	$8,862
2022	$9,874	$8,824	$8,827
2023	$10,015	$9,095	$9,112
2023	$9,994	$8,860	$8,878
2023	$10,052	$9,085	$9,045
2023	$10,156	$9,140	$9,094
2023	$10,190	$9,041	$9,029
2023	$10,177	$9,008	$8,988
2023	$10,229	$9,002	$8,984
2023	$10,280	$8,945	$8,915
2023	$10,258	$8,717	$8,646
2023	$10,254	$8,580	$8,476
2023	$10,406	$8,968	$8,902
2023	$10,566	$9,312	$9,275
2024	$10,652	$9,286	$9,240
2024	$10,637	$9,155	$9,096
2024	$10,705	$9,239	$9,191
2024	$10,661	$9,006	$8,923
2024	$10,766	$9,159	$9,097
2024	$10,860	$9,245	$9,202
2024	$10,985	$9,461	$9,439
2024	$11,090	$9,597	$9,589
2024	$11,179	$9,726	$9,703
2024	$11,125	$9,485	$9,437
2024	$11,194	$9,585	$9,559
2024	$11,195	$9,428	$9,410
2025	$11,261	$9,478	$9,459
2025	$11,378	$9,687	$9,693

Average Annual Total Returns

AATR	1 Year	5/19/2021 (commencement of operations)
Class R6	6.96%	3.47%
Bloomberg U.S. Aggregate Index	5.81%	(0.84%)
Bloomberg U.S. Securitized Index	6.56%	(0.82%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.61% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.57% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$1,489,871,326
Number of Portfolio Holdings	335
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$6,084,958
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 275%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	88.5
Short-Term Investments	14.9
Mutual Funds	0.8
Swap Contracts	0.7
Futures Contracts	0.1
Written Options	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Securities Sold Short	(3.8)
Other	(1.2)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.5
U.S. Government	16.0
Student Loans - Private	13.7
Residential Mortgage-Backed Securities - Other	9.7
Collateralized Loan Obligations	7.5
Student Loans - Federal Family Education Loan Program	5.2
Small Balance Commercial Mortgages	4.9
Residential Mortgage-Backed Securities - Alt-A	3.4
Auto Retail Subprime	3.3
U.S. Government Agency	2.9
Residential Mortgage-Backed Securities - Prime	2.6
Credit Cards	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Residential Mortgage-Backed Securities - Performing Loans	1.4
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class I (GMOLX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.69%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class I shares of GMO Opportunistic Income Fund returned +6.84% (net) for the fiscal year ended February 28, 2025, as compared with +6.56% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Commercial Mortgage-Backed Securities (CMBS), Residential Mortgage-Backed Securities (RMBS), and Student Loan sectors, which contributed positively. The portfolio's Collateralized Loan Obligations (CLO) and Small Balance Commercials also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2019	$10,000	$10,000	$10,000
2019	$10,015	$10,072	$10,035
2019	$10,001	$10,065	$10,059
2020	$10,094	$10,259	$10,142
2020	$10,180	$10,444	$10,253
2020	$9,587	$10,382	$10,325
2020	$9,724	$10,567	$10,396
2020	$9,880	$10,616	$10,417
2020	$10,020	$10,683	$10,423
2020	$10,084	$10,842	$10,450
2020	$10,175	$10,755	$10,455
2020	$10,269	$10,749	$10,447
2020	$10,273	$10,701	$10,440
2020	$10,277	$10,806	$10,453
2020	$10,310	$10,821	$10,480
2021	$10,403	$10,743	$10,487
2021	$10,464	$10,588	$10,413
2021	$10,456	$10,456	$10,356
2021	$10,476	$10,539	$10,415
2021	$10,497	$10,573	$10,404
2021	$10,517	$10,647	$10,402
2021	$10,551	$10,766	$10,469
2021	$10,559	$10,746	$10,452
2021	$10,571	$10,653	$10,411
2021	$10,571	$10,650	$10,390
2021	$10,591	$10,681	$10,380
2021	$10,582	$10,654	$10,370
2022	$10,590	$10,425	$10,217
2022	$10,545	$10,308	$10,117
2022	$10,466	$10,022	$9,852
2022	$10,421	$9,642	$9,517
2022	$10,388	$9,704	$9,616
2022	$10,351	$9,551	$9,468
2022	$10,404	$9,785	$9,761
2022	$10,366	$9,508	$9,436
2022	$10,226	$9,098	$8,976
2022	$10,155	$8,980	$8,848
2022	$10,273	$9,310	$9,196
2022	$10,341	$9,268	$9,160
2023	$10,489	$9,553	$9,455
2023	$10,468	$9,306	$9,213
2023	$10,524	$9,542	$9,386
2023	$10,633	$9,600	$9,437
2023	$10,668	$9,496	$9,369
2023	$10,655	$9,462	$9,327
2023	$10,706	$9,455	$9,322
2023	$10,759	$9,395	$9,251
2023	$10,737	$9,156	$8,972
2023	$10,733	$9,012	$8,796
2023	$10,887	$9,420	$9,237
2023	$11,058	$9,780	$9,625
2024	$11,147	$9,753	$9,588
2024	$11,130	$9,616	$9,439
2024	$11,201	$9,704	$9,537
2024	$11,154	$9,459	$9,260
2024	$11,263	$9,620	$9,440
2024	$11,360	$9,711	$9,549
2024	$11,484	$9,938	$9,795
2024	$11,598	$10,080	$9,950
2024	$11,690	$10,215	$10,069
2024	$11,631	$9,962	$9,793
2024	$11,702	$10,067	$9,920
2024	$11,702	$9,903	$9,765
2025	$11,770	$9,955	$9,816
2025	$11,892	$10,174	$10,058

Average Annual Total Returns

AATR	1 Year	5 Years	11/5/2019 (commencement of operations)
Class I	6.84%	3.16%	3.31%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	0.33%
Bloomberg U.S. Securitized Index	6.56%	(0.38%)	0.11%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.71% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$1,489,871,326
Number of Portfolio Holdings	335
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$6,084,958
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 275%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	88.5
Short-Term Investments	14.9
Mutual Funds	0.8
Swap Contracts	0.7
Futures Contracts	0.1
Written Options	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Securities Sold Short	(3.8)
Other	(1.2)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.5
U.S. Government	16.0
Student Loans - Private	13.7
Residential Mortgage-Backed Securities - Other	9.7
Collateralized Loan Obligations	7.5
Student Loans - Federal Family Education Loan Program	5.2
Small Balance Commercial Mortgages	4.9
Residential Mortgage-Backed Securities - Alt-A	3.4
Auto Retail Subprime	3.3
U.S. Government Agency	2.9
Residential Mortgage-Backed Securities - Prime	2.6
Credit Cards	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Residential Mortgage-Backed Securities - Performing Loans	1.4
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Treasury Fund

Class VI (GUSTX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$9	0.09%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes.

GMO U.S. Treasury Fund Class VI returned +5.22% (net) for the fiscal year ended February 28, 2025, as compared with +5.26% for the FTSE 3-Month Treasury Bill Index.

Security selection in Floating Rate U.S. Treasury Notes drove performance during the year, followed by gains from U.S. Treasury Bills/Notes, U.S. Treasury Inflation Protected Securities (TIPS), and Repurchase Agreements collateralized by U.S. Treasury securities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class VI	FTSE 3-Month Treasury Bill Index
2015	$10,000	$10,000
2015	$10,001	$10,000
2015	$10,001	$10,000
2015	$10,002	$10,001
2015	$10,002	$10,001
2015	$10,003	$10,001
2015	$10,004	$10,001
2015	$10,009	$10,001
2015	$10,007	$10,001
2015	$10,008	$10,002
2015	$10,010	$10,003
2016	$10,016	$10,004
2016	$10,019	$10,006
2016	$10,026	$10,008
2016	$10,030	$10,010
2016	$10,030	$10,012
2016	$10,037	$10,014
2016	$10,041	$10,017
2016	$10,045	$10,019
2016	$10,049	$10,021
2016	$10,053	$10,024
2016	$10,057	$10,026
2016	$10,063	$10,030
2017	$10,068	$10,033
2017	$10,073	$10,037
2017	$10,075	$10,042
2017	$10,081	$10,047
2017	$10,083	$10,053
2017	$10,096	$10,060
2017	$10,104	$10,068
2017	$10,113	$10,077
2017	$10,122	$10,086
2017	$10,132	$10,095
2017	$10,138	$10,104
2017	$10,149	$10,114
2018	$10,161	$10,125
2018	$10,169	$10,136
2018	$10,185	$10,149
2018	$10,203	$10,163
2018	$10,219	$10,178
2018	$10,235	$10,193
2018	$10,252	$10,210
2018	$10,271	$10,227
2018	$10,283	$10,244
2018	$10,303	$10,263
2018	$10,329	$10,282
2018	$10,348	$10,302
2019	$10,369	$10,323
2019	$10,389	$10,342
2019	$10,411	$10,364
2019	$10,432	$10,385
2019	$10,455	$10,406
2019	$10,474	$10,427
2019	$10,494	$10,448
2019	$10,514	$10,468
2019	$10,529	$10,486
2019	$10,566	$10,504
2019	$10,560	$10,519
2019	$10,574	$10,534
2020	$10,611	$10,549
2020	$10,645	$10,562
2020	$10,673	$10,575
2020	$10,697	$10,584
2020	$10,699	$10,589
2020	$10,701	$10,590
2020	$10,703	$10,591
2020	$10,704	$10,592
2020	$10,706	$10,593
2020	$10,707	$10,594
2020	$10,708	$10,595
2020	$10,710	$10,596
2021	$10,711	$10,596
2021	$10,712	$10,597
2021	$10,712	$10,597
2021	$10,713	$10,598
2021	$10,714	$10,598
2021	$10,714	$10,598
2021	$10,721	$10,598
2021	$10,721	$10,599
2021	$10,722	$10,599
2021	$10,702	$10,600
2021	$10,703	$10,600
2021	$10,710	$10,600
2022	$10,691	$10,601
2022	$10,673	$10,602
2022	$10,677	$10,603
2022	$10,663	$10,606
2022	$10,672	$10,612
2022	$10,664	$10,619
2022	$10,681	$10,630
2022	$10,702	$10,646
2022	$10,704	$10,666
2022	$10,729	$10,693
2022	$10,759	$10,723
2022	$10,795	$10,760
2023	$10,851	$10,799
2023	$10,886	$10,837
2023	$10,930	$10,880
2023	$10,994	$10,924
2023	$11,042	$10,970
2023	$11,092	$11,017
2023	$11,138	$11,067
2023	$11,190	$11,118
2023	$11,242	$11,168
2023	$11,293	$11,221
2023	$11,343	$11,272
2023	$11,396	$11,325
2024	$11,443	$11,378
2024	$11,489	$11,428
2024	$11,545	$11,478
2024	$11,600	$11,532
2024	$11,660	$11,586
2024	$11,685	$11,638
2024	$11,759	$11,692
2024	$11,811	$11,746
2024	$11,854	$11,797
2024	$11,898	$11,848
2024	$11,943	$11,895
2024	$11,986	$11,942
2025	$12,051	$11,988
2025	$12,088	$12,029

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	5.22%	2.58%	1.91%
FTSE 3-Month Treasury Bill Index	5.26%	2.64%	1.86%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.12% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.09% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Total Net Assets	$309,925,698
Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%
Total Advisory Fees Paid, Net	$342,204

February 28, 2025

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Short-Term Investments	99.8
Other	0.2

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class VI (GAAVX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$249	2.50%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.66%.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class VI shares of GMO Alternative Allocation Fund returned -0.43% (net) for the fiscal year ended February 28, 2025, as compared with +5.26% for the FTSE-3 Month Treasury Bill Index.

The three largest exposures in the Fund had mixed fortunes. Event-Driven had a very solid year and was the biggest contributor to total Fund returns. Equity Dislocation, which is broadly 100% long cheap global Value and 100% short expensive global Growth, was down modestly, which was a reasonable result in a challenging environment for Value. Systematic Global Macro had a tougher year, particularly in its commodity positioning, and was the biggest detractor from total Fund returns. Despite being smaller positions, strong performance from Put Selling and the Asset Allocation Long/Short strategy allowed them to contribute nicely to total returns, while the Fixed Income Absolute Return strategy and the combined credit strategies detracted modestly.

Towards the end of the period, the exposures in the Fund were broadened out to include more alpha sources, with the intention of improving both the level and consistency of returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $300,000,000 Investment

	Class VI	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2019	$300,000,000	$300,000,000	$300,000,000
2019	$298,200,000	$305,246,555	$300,598,345
2019	$301,350,000	$309,079,894	$301,204,925
2019	$300,450,000	$309,759,744	$301,806,912
2019	$301,200,000	$317,786,142	$302,380,365
2019	$303,450,000	$316,093,635	$302,899,164
2019	$303,300,000	$317,045,739	$303,412,070
2019	$304,500,000	$316,884,314	$303,863,873
2019	$308,293,832	$316,663,448	$304,296,561
2020	$300,751,946	$322,757,491	$304,706,561
2020	$299,366,702	$328,566,661	$305,091,369
2020	$286,745,586	$326,633,109	$305,476,733
2020	$291,824,816	$332,439,391	$305,727,224
2020	$293,363,976	$333,987,196	$305,858,942
2020	$292,748,312	$336,091,044	$305,889,192
2020	$298,454,054	$341,111,239	$305,923,989
2020	$299,071,014	$338,357,841	$305,957,858
2020	$298,762,534	$338,172,355	$305,987,598
2020	$300,304,932	$336,662,341	$306,013,904
2020	$305,086,367	$339,965,754	$306,038,958
2020	$307,448,957	$340,434,217	$306,062,620
2021	$306,187,628	$337,993,343	$306,084,937
2021	$299,407,984	$333,112,550	$306,102,242
2021	$300,511,647	$328,953,091	$306,117,831
2021	$304,453,301	$331,551,786	$306,128,178
2021	$310,917,612	$332,635,014	$306,134,982
2021	$304,137,968	$334,972,097	$306,140,055
2021	$295,111,950	$338,717,449	$306,146,736
2021	$295,111,950	$338,072,542	$306,156,108
2021	$294,297,174	$335,145,552	$306,167,753
2021	$285,334,635	$335,053,127	$306,178,888
2021	$283,379,172	$336,044,406	$306,190,534
2021	$291,693,379	$335,184,544	$306,203,432
2022	$303,006,951	$327,963,285	$306,217,722
2022	$296,448,359	$324,304,442	$306,240,641
2022	$290,873,555	$315,294,672	$306,289,264
2022	$293,333,028	$303,329,857	$306,376,071
2022	$298,251,972	$305,285,626	$306,523,934
2022	$288,086,154	$300,496,285	$306,730,814
2022	$291,175,636	$307,838,804	$307,048,950
2022	$292,168,844	$299,140,327	$307,505,532
2022	$288,527,080	$286,215,544	$308,107,890
2022	$290,347,962	$282,508,379	$308,871,102
2022	$298,459,165	$292,897,820	$309,756,382
2022	$302,266,465	$291,576,614	$310,801,727
2023	$305,577,160	$300,546,695	$311,948,819
2023	$306,073,764	$292,775,941	$313,037,034
2023	$302,597,534	$300,213,179	$314,288,517
2023	$304,252,882	$302,032,681	$315,539,396
2023	$296,307,213	$298,743,946	$316,874,901
2023	$304,252,882	$297,678,438	$318,224,140
2023	$309,549,994	$297,470,939	$319,673,826
2023	$310,874,272	$295,570,896	$321,160,164
2023	$318,157,801	$288,059,926	$322,610,221
2023	$314,516,037	$283,514,005	$324,130,103
2023	$314,350,502	$296,353,299	$325,611,988
2023	$320,579,852	$307,697,407	$327,143,933
2024	$322,147,053	$306,852,424	$328,672,074
2024	$320,405,718	$302,517,140	$330,099,490
2024	$321,798,786	$305,310,557	$331,556,337
2024	$318,664,383	$297,598,870	$333,118,099
2024	$324,236,656	$302,644,142	$334,666,283
2024	$323,191,855	$305,509,361	$336,172,572
2024	$325,951,453	$312,645,148	$337,735,881
2024	$321,925,200	$317,137,821	$339,293,669
2024	$318,774,219	$321,384,089	$340,780,796
2024	$314,047,748	$313,414,134	$342,251,638
2024	$308,621,059	$316,727,791	$343,612,197
2024	$312,357,099	$311,544,354	$344,963,245
2025	$312,177,169	$313,197,153	$346,290,678
2025	$319,014,479	$320,088,050	$347,470,432

Average Annual Total Returns

AATR	1 Year	5 Years	5/1/2019 (commencement of operations)
Class VI	(0.43%)	1.28%	1.06%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.12%
FTSE 3-Month Treasury Bill Index	5.26%	2.64%	2.55%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The performance information for all periods prior to January 31, 2025 was achieved prior to the change in the Fund's investment objective and principal investment strategies.

The gross expense ratio of 2.03% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$708,252,130
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	1,129%Footnote Reference*
Total Advisory Fees Paid, Net	$1,614,725
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 1,119%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	125.2
Debt Obligations	46.9
Short-Term Investments	10.9
GMO Implementation FundsFootnote Reference*	3.5
Investment Funds	2.1
Preferred Stocks	0.7
Futures Contracts	0.4
Rights/Warrants	0.1
Forward Currency Contracts	0.1
Written Options	(0.7)
Swap Contracts	(0.9)
Securities Sold Short	(85.0)
Other	(3.3)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.34%, due 01/31/27	17.0
Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	4.6
U.S. Treasury Floating Rate Notes, 4.42%, due 07/31/26	3.6
Berkshire Hathaway, Inc., Class B	2.1
Hess Corp.	2.0
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	2.0
Altegrity, Inc.	1.2
Liberty Broadband Corp., Class C	1.1
Frontier Communications Parent, Inc.	1.1
Air Transport Services Group, Inc.	1.1
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective January 31, 2025, the Fund’s principal investment strategy was updated to utilize a number of new underlying strategies and to increase the leverage of the Fund’s portfolio.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class R6 (GAAKX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$214	2.15%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.16%.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class R6 shares of GMO Alternative Allocation Fund returned -0.53% (net) for the fiscal year ended February 28, 2025, as compared with +5.26% for the FTSE-3 Month Treasury Bill Index.

The three largest exposures in the Fund had mixed fortunes. Event-Driven had a very solid year and was the biggest contributor to total Fund returns. Equity Dislocation, which is broadly 100% long cheap global Value and 100% short expensive global Growth, was down modestly, which was a reasonable result in a challenging environment for Value. Systematic Global Macro had a tougher year, particularly in its commodity positioning, and was the biggest detractor from total Fund returns. Despite being smaller positions, strong performance from Put Selling and the Asset Allocation Long/Short strategy allowed them to contribute nicely to total returns, while the Fixed Income Absolute Return strategy and the combined credit strategies detracted modestly.

Towards the end of the period, the exposures in the Fund were broadened out to include more alpha sources, with the intention of improving both the level and consistency of returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2020	$10,000	$10,000	$10,000
2020	$10,016	$9,919	$10,001
2020	$10,000	$9,914	$10,002
2020	$10,052	$9,870	$10,003
2020	$10,212	$9,966	$10,004
2020	$10,291	$9,980	$10,005
2021	$10,248	$9,909	$10,005
2021	$10,016	$9,766	$10,006
2021	$10,053	$9,644	$10,006
2021	$10,180	$9,720	$10,007
2021	$10,396	$9,752	$10,007
2021	$10,169	$9,820	$10,007
2021	$9,948	$9,930	$10,007
2021	$9,948	$9,911	$10,008
2021	$9,927	$9,825	$10,008
2021	$9,615	$9,822	$10,008
2021	$9,550	$9,851	$10,009
2021	$9,834	$9,826	$10,009
2022	$10,213	$9,615	$10,010
2022	$9,993	$9,507	$10,010
2022	$9,801	$9,243	$10,012
2022	$9,883	$8,892	$10,015
2022	$10,048	$8,950	$10,020
2022	$9,702	$8,809	$10,026
2022	$9,817	$9,025	$10,037
2022	$9,855	$8,770	$10,052
2022	$9,728	$8,391	$10,071
2022	$9,789	$8,282	$10,096
2022	$10,061	$8,587	$10,125
2022	$10,188	$8,548	$10,159
2023	$10,299	$8,811	$10,197
2023	$10,310	$8,583	$10,233
2023	$10,194	$8,801	$10,273
2023	$10,249	$8,854	$10,314
2023	$9,978	$8,758	$10,358
2023	$10,244	$8,727	$10,402
2023	$10,427	$8,721	$10,449
2023	$10,471	$8,665	$10,498
2023	$10,716	$8,445	$10,545
2023	$10,588	$8,311	$10,595
2023	$10,582	$8,688	$10,644
2023	$10,791	$9,020	$10,694
2024	$10,843	$8,996	$10,744
2024	$10,785	$8,869	$10,790
2024	$10,831	$8,950	$10,838
2024	$10,721	$8,724	$10,889
2024	$10,907	$8,872	$10,940
2024	$10,872	$8,956	$10,989
2024	$10,958	$9,165	$11,040
2024	$10,824	$9,297	$11,091
2024	$10,724	$9,422	$11,139
2024	$10,560	$9,188	$11,187
2024	$10,379	$9,285	$11,232
2024	$10,499	$9,133	$11,276
2025	$10,493	$9,182	$11,320
2025	$10,727	$9,384	$11,358

Average Annual Total Returns

AATR	1 Year	7/31/2020 (commencement of operations)
Class R6	(0.53%)	1.54%
Bloomberg U.S. Aggregate Index	5.81%	(1.38%)
FTSE 3-Month Treasury Bill Index	5.26%	2.82%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The performance information for all periods prior to January 31, 2025 was achieved prior to the change in the Fund's investment objective and principal investment strategies.

The gross expense ratio of 2.17% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.85% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$708,252,130
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	1,129%Footnote Reference*
Total Advisory Fees Paid, Net	$1,614,725
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 1,119%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	125.2
Debt Obligations	46.9
Short-Term Investments	10.9
GMO Implementation FundsFootnote Reference*	3.5
Investment Funds	2.1
Preferred Stocks	0.7
Futures Contracts	0.4
Rights/Warrants	0.1
Forward Currency Contracts	0.1
Written Options	(0.7)
Swap Contracts	(0.9)
Securities Sold Short	(85.0)
Other	(3.3)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.34%, due 01/31/27	17.0
Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	4.6
U.S. Treasury Floating Rate Notes, 4.42%, due 07/31/26	3.6
Berkshire Hathaway, Inc., Class B	2.1
Hess Corp.	2.0
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	2.0
Altegrity, Inc.	1.2
Liberty Broadband Corp., Class C	1.1
Frontier Communications Parent, Inc.	1.1
Air Transport Services Group, Inc.	1.1
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective January 31, 2025, the Fund’s principal investment strategy was updated to utilize a number of new underlying strategies and to increase the leverage of the Fund’s portfolio.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class I (GAAGX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$224	2.25%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.14%.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class I shares of GMO Alternative Allocation Fund returned -0.69% (net) for the fiscal year ended February 28, 2025, as compared with +5.26% for the FTSE-3 Month Treasury Bill Index.

The three largest exposures in the Fund had mixed fortunes. Event-Driven had a very solid year and was the biggest contributor to total Fund returns. Equity Dislocation, which is broadly 100% long cheap global Value and 100% short expensive global Growth, was down modestly, which was a reasonable result in a challenging environment for Value. Systematic Global Macro had a tougher year, particularly in its commodity positioning, and was the biggest detractor from total Fund returns. Despite being smaller positions, strong performance from Put Selling and the Asset Allocation Long/Short strategy allowed them to contribute nicely to total returns, while the Fixed Income Absolute Return strategy and the combined credit strategies detracted modestly.

Towards the end of the period, the exposures in the Fund were broadened out to include more alpha sources, with the intention of improving both the level and consistency of returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2019	$10,000	$10,000	$10,000
2019	$10,025	$9,922	$10,015
2019	$10,015	$9,951	$10,032
2019	$10,055	$9,946	$10,047
2019	$10,175	$9,939	$10,062
2020	$9,926	$10,131	$10,075
2020	$9,880	$10,313	$10,088
2020	$9,463	$10,252	$10,101
2020	$9,626	$10,435	$10,109
2020	$9,672	$10,483	$10,113
2020	$9,651	$10,549	$10,114
2020	$9,839	$10,707	$10,115
2020	$9,854	$10,620	$10,117
2020	$9,844	$10,615	$10,118
2020	$9,890	$10,567	$10,118
2020	$10,048	$10,671	$10,119
2020	$10,126	$10,686	$10,120
2021	$10,079	$10,609	$10,121
2021	$9,851	$10,456	$10,121
2021	$9,892	$10,325	$10,122
2021	$10,012	$10,407	$10,122
2021	$10,225	$10,441	$10,122
2021	$10,001	$10,514	$10,123
2021	$9,704	$10,632	$10,123
2021	$9,699	$10,611	$10,123
2021	$9,672	$10,520	$10,124
2021	$9,376	$10,517	$10,124
2021	$9,307	$10,548	$10,124
2021	$9,581	$10,521	$10,125
2022	$9,953	$10,294	$10,125
2022	$9,732	$10,179	$10,126
2022	$9,548	$9,896	$10,128
2022	$9,624	$9,521	$10,130
2022	$9,786	$9,582	$10,135
2022	$9,451	$9,432	$10,142
2022	$9,547	$9,662	$10,153
2022	$9,580	$9,389	$10,168
2022	$9,455	$8,984	$10,188
2022	$9,515	$8,867	$10,213
2022	$9,782	$9,193	$10,242
2022	$9,902	$9,152	$10,277
2023	$10,006	$9,434	$10,315
2023	$10,022	$9,190	$10,351
2023	$9,907	$9,423	$10,392
2023	$9,957	$9,480	$10,433
2023	$9,695	$9,377	$10,478
2023	$9,951	$9,344	$10,522
2023	$10,126	$9,337	$10,570
2023	$10,169	$9,277	$10,619
2023	$10,404	$9,042	$10,667
2023	$10,284	$8,899	$10,717
2023	$10,273	$9,302	$10,766
2023	$10,473	$9,658	$10,817
2024	$10,524	$9,631	$10,868
2024	$10,461	$9,495	$10,915
2024	$10,507	$9,583	$10,963
2024	$10,398	$9,341	$11,015
2024	$10,581	$9,499	$11,066
2024	$10,541	$9,589	$11,116
2024	$10,627	$9,813	$11,167
2024	$10,495	$9,954	$11,219
2024	$10,391	$10,088	$11,268
2024	$10,236	$9,837	$11,317
2024	$10,058	$9,941	$11,362
2024	$10,177	$9,779	$11,406
2025	$10,165	$9,831	$11,450
2025	$10,389	$10,047	$11,489

Average Annual Total Returns

AATR	1 Year	5 Years	9/4/2019 (commencement of operations)
Class I	(0.69%)	1.01%	0.70%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	0.09%
FTSE 3-Month Treasury Bill Index	5.26%	2.64%	2.56%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The performance information for all periods prior to January 31, 2025 was achieved prior to the change in the Fund's investment objective and principal investment strategies.

The gross expense ratio of 2.32% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.98% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$708,252,130
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	1,129%Footnote Reference*
Total Advisory Fees Paid, Net	$1,614,725
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 1,119%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	125.2
Debt Obligations	46.9
Short-Term Investments	10.9
GMO Implementation FundsFootnote Reference*	3.5
Investment Funds	2.1
Preferred Stocks	0.7
Futures Contracts	0.4
Rights/Warrants	0.1
Forward Currency Contracts	0.1
Written Options	(0.7)
Swap Contracts	(0.9)
Securities Sold Short	(85.0)
Other	(3.3)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.34%, due 01/31/27	17.0
Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	4.6
U.S. Treasury Floating Rate Notes, 4.42%, due 07/31/26	3.6
Berkshire Hathaway, Inc., Class B	2.1
Hess Corp.	2.0
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	2.0
Altegrity, Inc.	1.2
Liberty Broadband Corp., Class C	1.1
Frontier Communications Parent, Inc.	1.1
Air Transport Services Group, Inc.	1.1
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective January 31, 2025, the Fund’s principal investment strategy was updated to utilize a number of new underlying strategies and to increase the leverage of the Fund’s portfolio.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class III (GBMFX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$80Footnote Reference1	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Allocation Fund returned +7.22% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 54%, and this had a worse return than MSCI ACWI. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 32% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average 14% of the Fund, and these were up 5.4% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,760	$9,843	$10,024	$10,046	$9,961
2015	$9,933	$10,074	$10,034	$10,010	$10,047
2015	$9,893	$10,109	$10,078	$9,986	$10,000
2015	$9,723	$9,874	$10,111	$9,877	$9,946
2015	$9,652	$10,051	$10,124	$9,946	$9,937
2015	$9,309	$9,386	$10,117	$9,932	$9,885
2015	$9,075	$9,040	$10,101	$9,999	$9,860
2015	$9,362	$9,756	$10,121	$10,001	$9,863
2015	$9,331	$9,708	$10,124	$9,974	$9,849
2015	$9,211	$9,537	$10,113	$9,942	$9,791
2016	$8,886	$8,967	$10,124	$10,079	$9,917
2016	$8,849	$8,900	$10,107	$10,150	$10,000
2016	$9,226	$9,504	$10,116	$10,243	$10,144
2016	$9,316	$9,654	$10,157	$10,283	$10,171
2016	$9,260	$9,708	$10,180	$10,285	$10,112
2016	$9,305	$9,600	$10,202	$10,470	$10,277
2016	$9,510	$10,005	$10,197	$10,536	$10,310
2016	$9,559	$10,013	$10,218	$10,524	$10,258
2016	$9,635	$10,067	$10,247	$10,518	$10,336
2016	$9,571	$9,872	$10,284	$10,438	$10,324
2016	$9,427	$10,014	$10,305	$10,191	$10,173
2016	$9,524	$10,253	$10,334	$10,205	$10,184
2017	$9,727	$10,501	$10,381	$10,225	$10,259
2017	$9,880	$10,792	$10,394	$10,294	$10,285
2017	$9,972	$10,907	$10,364	$10,289	$10,291
2017	$10,068	$11,069	$10,381	$10,368	$10,337
2017	$10,198	$11,303	$10,368	$10,448	$10,332
2017	$10,248	$11,346	$10,366	$10,437	$10,250
2017	$10,405	$11,618	$10,377	$10,482	$10,302
2017	$10,490	$11,634	$10,419	$10,576	$10,373
2017	$10,478	$11,895	$10,476	$10,526	$10,322
2017	$10,639	$12,120	$10,487	$10,532	$10,339
2017	$10,624	$12,383	$10,528	$10,518	$10,328
2017	$10,766	$12,550	$10,543	$10,567	$10,377
2018	$11,139	$13,213	$10,598	$10,445	$10,299
2018	$10,895	$12,665	$10,614	$10,346	$10,252
2018	$10,848	$12,381	$10,607	$10,412	$10,336
2018	$10,793	$12,532	$10,630	$10,335	$10,322
2018	$10,742	$12,610	$10,653	$10,409	$10,370
2018	$10,597	$12,604	$10,666	$10,396	$10,399
2018	$10,742	$12,998	$10,685	$10,398	$10,359
2018	$10,620	$13,159	$10,708	$10,465	$10,428
2018	$10,648	$13,232	$10,715	$10,398	$10,356
2018	$10,263	$12,260	$10,750	$10,316	$10,276
2018	$10,349	$12,400	$10,752	$10,377	$10,309
2018	$10,189	$11,457	$10,746	$10,568	$10,351
2019	$10,694	$12,348	$10,744	$10,680	$10,467
2019	$10,727	$12,720	$10,762	$10,674	$10,477
2019	$10,751	$12,887	$10,806	$10,879	$10,616
2019	$10,906	$13,344	$10,841	$10,882	$10,662
2019	$10,609	$12,574	$10,849	$11,075	$10,778
2019	$10,922	$13,402	$10,855	$11,214	$10,885
2019	$10,826	$13,469	$10,892	$11,239	$10,902
2019	$10,614	$13,193	$10,898	$11,530	$11,042
2019	$10,790	$13,474	$10,900	$11,468	$10,951
2019	$10,961	$13,817	$10,939	$11,503	$10,982
2019	$11,026	$14,201	$10,967	$11,497	$10,983
2019	$11,374	$14,627	$10,991	$11,489	$11,060
2020	$11,092	$14,538	$11,005	$11,710	$11,203
2020	$10,739	$13,309	$11,015	$11,921	$11,300
2020	$9,548	$11,548	$10,968	$11,851	$11,094
2020	$10,209	$12,809	$10,881	$12,061	$11,319
2020	$10,162	$13,428	$10,875	$12,118	$11,390
2020	$10,297	$13,783	$10,937	$12,194	$11,511
2020	$10,613	$14,443	$11,001	$12,376	$11,676
2020	$10,613	$15,408	$11,042	$12,276	$11,841
2020	$10,532	$14,876	$11,064	$12,269	$11,800
2020	$10,532	$14,420	$11,069	$12,215	$11,751
2020	$10,884	$16,263	$11,090	$12,334	$11,841
2020	$11,091	$16,953	$11,131	$12,351	$11,988
2021	$11,174	$16,784	$11,150	$12,263	$12,062
2021	$11,340	$17,215	$11,189	$12,086	$11,975
2021	$11,645	$17,787	$11,259	$11,935	$11,995
2021	$11,663	$18,615	$11,346	$12,029	$12,148
2021	$11,960	$18,906	$11,419	$12,068	$12,261
2021	$11,711	$19,165	$11,522	$12,153	$12,271
2021	$11,488	$19,508	$11,577	$12,289	$12,553
2021	$11,523	$19,994	$11,608	$12,266	$12,530
2021	$11,475	$19,163	$11,656	$12,160	$12,478
2021	$11,305	$20,249	$11,766	$12,156	$12,579
2021	$11,073	$19,805	$11,858	$12,192	$12,609
2021	$11,420	$20,652	$11,914	$12,161	$12,670
2022	$11,728	$19,559	$11,988	$11,899	$12,516
2022	$11,437	$19,064	$12,083	$11,766	$12,637
2022	$11,191	$19,587	$12,233	$11,439	$12,449
2022	$11,142	$17,960	$12,274	$11,005	$12,332
2022	$11,352	$17,974	$12,393	$11,076	$12,327
2022	$10,766	$16,417	$12,557	$10,902	$12,022
2022	$10,869	$17,720	$12,555	$11,169	$12,456
2022	$10,784	$16,980	$12,570	$10,853	$12,159
2022	$10,346	$15,401	$12,618	$10,384	$11,549
2022	$10,542	$16,507	$12,673	$10,250	$11,676
2022	$11,227	$17,655	$12,686	$10,627	$11,819
2022	$11,162	$16,905	$12,676	$10,579	$11,739
2023	$11,651	$18,101	$12,779	$10,904	$11,896
2023	$11,494	$17,666	$12,826	$10,622	$11,755
2023	$11,453	$18,212	$12,833	$10,892	$12,084
2023	$11,614	$18,531	$12,880	$10,958	$12,108
2023	$11,273	$18,346	$12,896	$10,839	$11,970
2023	$11,711	$19,456	$12,919	$10,800	$11,913
2023	$12,097	$20,109	$12,941	$10,793	$11,967
2023	$11,912	$19,629	$13,022	$10,724	$11,914
2023	$11,921	$18,782	$13,074	$10,451	$11,793
2023	$11,639	$18,237	$13,080	$10,286	$11,779
2023	$12,116	$19,947	$13,092	$10,752	$12,003
2023	$12,658	$20,926	$13,132	$11,164	$12,252
2024	$12,628	$21,177	$13,168	$11,133	$12,297
2024	$12,697	$22,075	$13,226	$10,976	$12,186
2024	$13,043	$22,778	$13,276	$11,077	$12,284
2024	$12,892	$21,938	$13,317	$10,797	$12,158
2024	$13,287	$22,918	$13,318	$10,980	$12,326
2024	$13,097	$23,384	$13,311	$11,084	$12,421
2024	$13,444	$23,796	$13,331	$11,343	$12,605
2024	$13,522	$24,425	$13,356	$11,506	$12,692
2024	$13,576	$24,873	$13,380	$11,660	$12,855
2024	$13,116	$24,379	$13,413	$11,371	$12,686
2024	$13,101	$25,498	$13,455	$11,491	$12,743
2024	$13,198	$24,833	$13,508	$11,303	$12,630
2025	$13,383	$25,710	$13,567	$11,363	$12,783
2025	$13,614	$25,525	$13,597	$11,613	$13,004

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	7.22%	4.86%	3.13%
MSCI World Index	15.63%	13.91%	9.82%
Consumer Price Index	2.80%	4.30%	3.12%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	2.66%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.29% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.23% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$2,342,067,791
Number of Portfolio Holdings	7
Portfolio Turnover Rate	24%
Total Advisory Fees Paid, Net	$15,635,670

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	79.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	6.3
GMO International Equity Funds	0.8
Short-Term Investments	0.1
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	79.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	3.0
GMO Emerging Country Debt, Class VI	2.3
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	0.8
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class IV (GBMBX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$75Footnote Reference1	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class IV shares of GMO Benchmark-Free Allocation Fund returned +7.28% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 54%, and this had a worse return than MSCI ACWI. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 32% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average 14% of the Fund, and these were up 5.4% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $125,000,000 Investment

	Class IV	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2015	$125,000,000	$125,000,000	$125,000,000	$125,000,000	$125,000,000
2015	$121,994,081	$123,043,307	$125,294,448	$125,580,442	$124,507,781
2015	$124,167,592	$125,928,990	$125,423,069	$125,129,845	$125,586,440
2015	$123,705,142	$126,362,779	$125,980,607	$124,828,494	$124,998,404
2015	$121,577,876	$123,424,554	$126,381,885	$123,467,413	$124,326,256
2015	$120,670,006	$125,640,025	$126,548,243	$124,325,653	$124,213,297
2015	$116,424,384	$117,325,847	$126,458,952	$124,147,117	$123,563,950
2015	$113,499,623	$112,998,363	$126,264,956	$124,986,881	$123,251,709
2015	$117,037,641	$121,952,818	$126,517,948	$125,007,635	$123,287,227
2015	$116,707,426	$121,346,024	$126,554,621	$124,677,396	$123,116,390
2015	$115,197,871	$119,213,078	$126,414,306	$124,274,485	$122,388,306
2016	$111,140,944	$112,081,253	$126,552,495	$125,984,645	$123,964,224
2016	$110,669,208	$111,247,079	$126,339,897	$126,878,364	$124,997,019
2016	$115,386,566	$118,796,203	$126,453,105	$128,042,473	$126,797,373
2016	$116,518,731	$120,675,970	$126,968,655	$128,533,953	$127,133,404
2016	$115,811,128	$121,353,761	$127,245,032	$128,566,922	$126,402,424
2016	$116,377,211	$119,993,942	$127,519,814	$130,876,992	$128,465,725
2016	$118,964,558	$125,063,499	$127,467,196	$131,704,422	$128,878,300
2016	$119,578,021	$125,167,439	$127,720,719	$131,553,815	$128,225,841
2016	$120,521,810	$125,832,319	$128,091,170	$131,476,743	$129,203,558
2016	$119,719,589	$123,397,100	$128,548,787	$130,471,089	$129,050,400
2016	$117,926,391	$125,171,429	$128,806,562	$127,384,964	$127,159,022
2016	$119,168,765	$128,166,579	$129,170,104	$127,564,625	$127,298,793
2017	$121,710,392	$131,259,899	$129,768,566	$127,814,925	$128,242,784
2017	$123,628,602	$134,901,499	$129,926,951	$128,673,972	$128,556,486
2017	$124,779,527	$136,338,457	$129,552,780	$128,606,494	$128,640,735
2017	$125,978,408	$138,357,203	$129,768,566	$129,598,954	$129,213,939
2017	$127,608,886	$141,284,080	$129,602,740	$130,596,496	$129,150,041
2017	$128,280,260	$141,827,670	$129,572,976	$130,465,055	$128,126,270
2017	$130,237,180	$145,221,951	$129,710,102	$131,026,469	$128,771,257
2017	$131,294,066	$145,426,449	$130,232,029	$132,201,745	$129,659,337
2017	$131,149,946	$148,690,434	$130,945,826	$131,572,085	$129,028,012
2017	$133,167,637	$151,500,456	$131,087,203	$131,648,307	$129,237,394
2017	$132,975,476	$154,783,098	$131,593,717	$131,479,322	$129,096,519
2017	$134,743,109	$156,876,305	$131,790,902	$132,082,753	$129,711,402
2018	$139,460,592	$165,159,406	$132,472,277	$130,561,575	$128,735,145
2018	$136,364,744	$158,317,268	$132,671,056	$129,323,922	$128,147,473
2018	$135,824,199	$154,767,815	$132,587,612	$130,153,275	$129,195,678
2018	$135,136,232	$156,646,112	$132,880,465	$129,185,265	$129,022,815
2018	$134,497,407	$157,627,724	$133,157,905	$130,107,239	$129,621,064
2018	$132,679,210	$157,552,534	$133,329,046	$129,947,214	$129,989,699
2018	$134,473,624	$162,473,458	$133,557,057	$129,978,119	$129,484,268
2018	$132,997,514	$164,483,717	$133,854,694	$130,814,466	$130,355,520
2018	$133,341,939	$165,399,585	$133,933,355	$129,972,082	$129,449,118
2018	$128,519,980	$153,254,643	$134,376,090	$128,944,989	$128,445,714
2018	$129,651,664	$154,995,602	$134,402,133	$129,714,735	$128,858,479
2018	$127,646,244	$143,210,048	$134,326,129	$132,097,765	$129,382,769
2019	$133,967,384	$154,352,618	$134,294,240	$133,500,571	$130,832,280
2019	$134,324,223	$158,993,975	$134,528,097	$133,423,213	$130,960,596
2019	$134,630,084	$161,082,277	$135,078,193	$135,985,195	$132,703,627
2019	$136,618,185	$166,794,144	$135,508,704	$136,020,007	$133,278,450
2019	$132,896,869	$157,169,979	$135,613,408	$138,434,574	$134,728,789
2019	$136,822,093	$167,526,678	$135,693,132	$140,173,060	$136,066,081
2019	$135,655,655	$168,356,496	$136,148,091	$140,481,383	$136,274,870
2019	$133,001,744	$164,912,842	$136,221,969	$144,121,493	$138,025,352
2019	$135,196,324	$168,422,347	$136,252,796	$143,353,912	$136,887,658
2019	$137,339,867	$172,708,272	$136,738,050	$143,785,708	$137,270,811
2019	$138,156,455	$177,518,225	$137,091,494	$143,712,499	$137,292,325
2019	$142,508,169	$182,836,359	$137,391,788	$143,612,332	$138,251,240
2020	$138,975,780	$181,723,496	$137,561,334	$146,376,086	$140,043,640
2020	$134,599,836	$166,363,273	$137,683,578	$149,010,645	$141,255,076
2020	$119,679,446	$144,346,302	$137,100,529	$148,133,745	$138,676,193
2020	$127,956,836	$160,115,306	$136,010,434	$150,766,994	$141,492,541
2020	$127,324,169	$167,850,182	$135,939,214	$151,468,951	$142,371,061
2020	$129,064,002	$172,289,996	$136,707,755	$152,423,082	$143,886,880
2020	$133,040,156	$180,532,583	$137,509,780	$154,699,827	$145,945,252
2020	$133,040,156	$192,594,754	$138,018,951	$153,451,113	$148,013,970
2020	$132,031,069	$185,950,402	$138,299,580	$153,366,992	$147,494,801
2020	$132,031,069	$180,246,370	$138,361,233	$152,682,175	$146,884,977
2020	$136,439,186	$203,292,945	$138,622,728	$154,180,329	$148,011,988
2020	$139,082,646	$211,911,897	$139,131,900	$154,392,786	$149,851,174
2021	$140,123,028	$209,805,774	$139,374,261	$153,285,807	$150,777,972
2021	$142,149,035	$215,181,914	$139,868,551	$151,072,284	$149,692,349
2021	$146,036,778	$222,341,471	$140,735,949	$149,185,897	$149,936,587
2021	$146,255,806	$232,689,268	$141,819,666	$150,364,450	$151,846,780
2021	$149,979,278	$236,325,417	$142,733,305	$150,855,712	$153,261,726
2021	$146,858,132	$239,559,416	$144,024,836	$151,915,620	$153,389,192
2021	$144,065,528	$243,850,603	$144,707,274	$153,614,202	$156,917,175
2021	$144,503,583	$249,919,644	$145,104,300	$153,321,725	$156,624,999
2021	$143,901,257	$239,542,847	$145,702,763	$151,994,285	$155,970,559
2021	$141,765,736	$253,110,676	$147,077,207	$151,952,368	$157,235,696
2021	$138,918,375	$247,564,271	$148,223,109	$152,401,930	$157,612,324
2021	$143,246,728	$258,145,215	$148,920,429	$152,011,969	$158,370,415
2022	$147,119,778	$244,486,517	$149,845,760	$148,737,003	$156,448,999
2022	$143,471,252	$238,303,156	$151,041,091	$147,077,655	$157,966,115
2022	$140,384,038	$244,842,995	$152,915,140	$142,991,568	$155,607,077
2022	$139,766,595	$224,503,070	$153,422,717	$137,565,319	$154,152,979
2022	$142,404,760	$224,673,098	$154,916,747	$138,452,294	$154,086,356
2022	$135,107,709	$205,211,466	$156,965,126	$136,280,245	$150,281,115
2022	$136,398,726	$221,504,499	$156,934,830	$139,610,204	$155,694,932
2022	$135,332,234	$212,243,882	$157,120,322	$135,665,295	$151,981,443
2022	$129,831,380	$192,513,712	$157,726,757	$129,803,683	$144,365,219
2022	$132,301,151	$206,338,685	$158,418,231	$128,122,420	$145,944,498
2022	$140,945,350	$220,685,502	$158,570,770	$132,834,210	$147,738,796
2022	$140,090,763	$211,313,584	$158,444,805	$132,235,021	$146,739,608
2023	$146,234,587	$226,265,301	$159,733,147	$136,303,107	$148,703,885
2023	$144,263,926	$220,826,221	$160,324,169	$132,778,936	$146,939,498
2023	$143,742,281	$227,649,683	$160,409,208	$136,151,851	$151,055,620
2023	$145,770,902	$231,640,287	$160,999,167	$136,977,027	$151,348,185
2023	$141,539,778	$229,327,726	$161,199,008	$135,485,529	$149,630,884
2023	$146,988,074	$243,196,959	$161,489,736	$135,002,303	$148,906,471
2023	$151,852,718	$251,366,616	$161,759,203	$134,908,198	$149,585,742
2023	$149,527,255	$245,362,543	$162,780,204	$134,046,496	$148,921,603
2023	$149,701,665	$234,778,000	$163,424,375	$130,640,142	$147,410,320
2023	$146,097,198	$227,965,719	$163,497,721	$128,578,488	$147,231,225
2023	$152,085,265	$249,337,978	$163,656,106	$134,401,329	$150,031,658
2023	$158,965,040	$261,579,039	$164,151,990	$139,546,078	$153,143,852
2024	$158,597,208	$264,718,113	$164,595,788	$139,162,863	$153,709,586
2024	$159,516,789	$275,941,543	$165,323,404	$137,196,737	$152,326,376
2024	$163,869,477	$284,727,709	$165,948,441	$138,463,600	$153,544,143
2024	$161,969,008	$274,229,733	$166,467,711	$134,966,218	$151,974,589
2024	$166,996,055	$286,474,635	$166,477,278	$137,254,335	$154,080,825
2024	$164,543,837	$292,303,792	$166,383,735	$138,553,761	$155,256,507
2024	$168,933,122	$297,454,894	$166,641,509	$141,789,964	$157,565,567
2024	$169,916,006	$305,316,773	$166,953,496	$143,827,468	$158,654,447
2024	$170,591,739	$310,908,325	$167,253,791	$145,753,224	$160,693,000
2024	$164,817,297	$304,740,861	$167,661,978	$142,138,712	$158,572,046
2024	$164,694,437	$318,724,378	$168,186,563	$143,641,513	$159,286,801
2024	$165,900,939	$310,418,238	$168,847,742	$141,290,735	$157,880,619
2025	$168,223,036	$321,372,459	$169,592,365	$142,040,308	$159,785,225
2025	$171,125,657	$319,059,474	$169,958,565	$145,165,448	$162,549,574

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV*	7.28%	4.92%	3.19%
MSCI World Index	15.63%	13.91%	9.82%
Consumer Price Index	2.80%	4.30%	3.12%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	2.66%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.24% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.18% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$2,342,067,791
Number of Portfolio Holdings	7
Portfolio Turnover Rate	24%
Total Advisory Fees Paid, Net	$15,635,670

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	79.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	6.3
GMO International Equity Funds	0.8
Short-Term Investments	0.1
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	79.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	3.0
GMO Emerging Country Debt, Class VI	2.3
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	0.8
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class R6 (GBMSX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80Footnote Reference1	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class R6 shares of GMO Benchmark-Free Allocation Fund returned +7.21% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 54%, and this had a worse return than MSCI ACWI. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 32% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average 14% of the Fund, and these were up 5.4% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2020	$10,000	$10,000	$10,000	$10,000	$10,000
2020	$10,084	$10,734	$9,995	$10,058	$10,086
2020	$10,221	$11,018	$10,052	$10,122	$10,194
2020	$10,533	$11,545	$10,111	$10,273	$10,339
2020	$10,533	$12,316	$10,148	$10,190	$10,486
2020	$10,453	$11,891	$10,169	$10,184	$10,449
2020	$10,453	$11,526	$10,173	$10,139	$10,406
2020	$10,803	$13,000	$10,192	$10,238	$10,486
2020	$11,012	$13,551	$10,230	$10,252	$10,616
2021	$11,095	$13,417	$10,248	$10,179	$10,682
2021	$11,255	$13,760	$10,284	$10,032	$10,605
2021	$11,559	$14,218	$10,348	$9,907	$10,622
2021	$11,576	$14,880	$10,427	$9,985	$10,758
2021	$11,871	$15,112	$10,495	$10,018	$10,858
2021	$11,624	$15,319	$10,590	$10,088	$10,867
2021	$11,403	$15,594	$10,640	$10,201	$11,117
2021	$11,437	$15,982	$10,669	$10,181	$11,096
2021	$11,390	$15,318	$10,713	$10,093	$11,050
2021	$11,220	$16,186	$10,814	$10,090	$11,139
2021	$10,995	$15,831	$10,898	$10,120	$11,166
2021	$11,334	$16,508	$10,949	$10,094	$11,220
2022	$11,645	$15,634	$11,018	$9,877	$11,084
2022	$11,352	$15,239	$11,105	$9,767	$11,191
2022	$11,108	$15,657	$11,243	$9,495	$11,024
2022	$11,059	$14,356	$11,281	$9,135	$10,921
2022	$11,268	$14,367	$11,390	$9,194	$10,916
2022	$10,685	$13,123	$11,541	$9,050	$10,647
2022	$10,788	$14,165	$11,539	$9,271	$11,030
2022	$10,703	$13,573	$11,552	$9,009	$10,767
2022	$10,272	$12,311	$11,597	$8,620	$10,228
2022	$10,463	$13,195	$11,648	$8,508	$10,339
2022	$11,148	$14,112	$11,659	$8,821	$10,467
2022	$11,080	$13,513	$11,650	$8,781	$10,396
2023	$11,566	$14,469	$11,744	$9,051	$10,535
2023	$11,410	$14,121	$11,788	$8,817	$10,410
2023	$11,369	$14,558	$11,794	$9,041	$10,702
2023	$11,529	$14,813	$11,838	$9,096	$10,722
2023	$11,190	$14,665	$11,852	$8,997	$10,601
2023	$11,625	$15,552	$11,874	$8,965	$10,549
2023	$12,009	$16,074	$11,893	$8,959	$10,597
2023	$11,820	$15,690	$11,969	$8,901	$10,550
2023	$11,834	$15,014	$12,016	$8,675	$10,443
2023	$11,554	$14,578	$12,021	$8,538	$10,431
2023	$12,023	$15,945	$12,033	$8,925	$10,629
2023	$12,564	$16,727	$12,069	$9,267	$10,849
2024	$12,535	$16,928	$12,102	$9,241	$10,890
2024	$12,608	$17,646	$12,156	$9,111	$10,792
2024	$12,947	$18,208	$12,201	$9,195	$10,878
2024	$12,797	$17,536	$12,240	$8,962	$10,767
2024	$13,195	$18,319	$12,240	$9,114	$10,916
2024	$13,000	$18,692	$12,233	$9,201	$10,999
2024	$13,346	$19,022	$12,252	$9,416	$11,163
2024	$13,424	$19,524	$12,275	$9,551	$11,240
2024	$13,477	$19,882	$12,297	$9,679	$11,384
2024	$13,020	$19,487	$12,327	$9,439	$11,234
2024	$13,011	$20,382	$12,366	$9,539	$11,285
2024	$13,103	$19,851	$12,415	$9,382	$11,185
2025	$13,287	$20,551	$12,469	$9,432	$11,320
2025	$13,517	$20,403	$12,496	$9,640	$11,516

Average Annual Total Returns

AATR	1 Year	5/1/2020 (commencement of operations)
Class R6*	7.21%	6.44%
MSCI World Index	15.63%	15.91%
Consumer Price Index	2.80%	4.72%
Bloomberg U.S. Aggregate Index	5.81%	(0.76%)
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.97%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.29% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.23% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$2,342,067,791
Number of Portfolio Holdings	7
Portfolio Turnover Rate	24%
Total Advisory Fees Paid, Net	$15,635,670

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	79.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	6.3
GMO International Equity Funds	0.8
Short-Term Investments	0.1
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	79.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	3.0
GMO Emerging Country Debt, Class VI	2.3
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	0.8
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class I (GBMIX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91Footnote Reference1	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class I shares of GMO Benchmark-Free Allocation Fund returned +7.07% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 54%, and this had a worse return than MSCI ACWI. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 32% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average 14% of the Fund, and these were up 5.4% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2019	$10,000	$10,000	$10,000	$10,000	$10,000
2019	$9,935	$9,975	$10,004	$10,118	$10,036
2019	$10,099	$10,187	$10,006	$10,064	$9,953
2019	$10,259	$10,446	$10,042	$10,094	$9,981
2019	$10,316	$10,737	$10,068	$10,089	$9,982
2019	$10,642	$11,059	$10,090	$10,082	$10,052
2020	$10,374	$10,991	$10,102	$10,276	$10,183
2020	$10,048	$10,062	$10,111	$10,461	$10,271
2020	$8,930	$8,731	$10,068	$10,399	$10,083
2020	$9,548	$9,685	$9,988	$10,584	$10,288
2020	$9,504	$10,152	$9,983	$10,633	$10,352
2020	$9,630	$10,421	$10,040	$10,700	$10,462
2020	$9,925	$10,919	$10,099	$10,860	$10,612
2020	$9,921	$11,649	$10,136	$10,773	$10,762
2020	$9,850	$11,247	$10,157	$10,767	$10,724
2020	$9,846	$10,902	$10,161	$10,719	$10,680
2020	$10,175	$12,296	$10,180	$10,824	$10,762
2020	$10,369	$12,817	$10,218	$10,839	$10,896
2021	$10,447	$12,690	$10,235	$10,761	$10,963
2021	$10,598	$13,015	$10,272	$10,606	$10,884
2021	$10,884	$13,448	$10,335	$10,473	$10,902
2021	$10,900	$14,074	$10,415	$10,556	$11,041
2021	$11,174	$14,294	$10,482	$10,590	$11,144
2021	$10,941	$14,490	$10,577	$10,665	$11,153
2021	$10,732	$14,749	$10,627	$10,784	$11,409
2021	$10,765	$15,116	$10,656	$10,763	$11,388
2021	$10,716	$14,489	$10,700	$10,670	$11,341
2021	$10,557	$15,309	$10,801	$10,667	$11,433
2021	$10,345	$14,974	$10,885	$10,699	$11,460
2021	$10,662	$15,614	$10,937	$10,672	$11,515
2022	$10,955	$14,788	$11,004	$10,442	$11,375
2022	$10,679	$14,414	$11,092	$10,325	$11,486
2022	$10,449	$14,809	$11,230	$10,038	$11,314
2022	$10,403	$13,579	$11,267	$9,657	$11,208
2022	$10,595	$13,589	$11,377	$9,720	$11,204
2022	$10,051	$12,412	$11,527	$9,567	$10,927
2022	$10,143	$13,398	$11,525	$9,801	$11,321
2022	$10,064	$12,837	$11,539	$9,524	$11,051
2022	$9,654	$11,644	$11,583	$9,112	$10,497
2022	$9,834	$12,480	$11,634	$8,994	$10,612
2022	$10,478	$13,348	$11,645	$9,325	$10,742
2022	$10,414	$12,781	$11,636	$9,283	$10,669
2023	$10,871	$13,686	$11,731	$9,569	$10,812
2023	$10,720	$13,357	$11,774	$9,321	$10,684
2023	$10,681	$13,769	$11,780	$9,558	$10,983
2023	$10,832	$14,011	$11,824	$9,616	$11,004
2023	$10,513	$13,871	$11,838	$9,511	$10,880
2023	$10,918	$14,710	$11,860	$9,477	$10,827
2023	$11,279	$15,204	$11,879	$9,471	$10,876
2023	$11,106	$14,841	$11,954	$9,410	$10,828
2023	$11,115	$14,200	$12,002	$9,171	$10,718
2023	$10,847	$13,788	$12,007	$9,026	$10,705
2023	$11,292	$15,081	$12,019	$9,435	$10,909
2023	$11,797	$15,822	$12,055	$9,796	$11,135
2024	$11,769	$16,011	$12,088	$9,770	$11,176
2024	$11,838	$16,690	$12,141	$9,631	$11,076
2024	$12,156	$17,222	$12,187	$9,720	$11,164
2024	$12,011	$16,587	$12,225	$9,475	$11,050
2024	$12,384	$17,327	$12,226	$9,636	$11,203
2024	$12,202	$17,680	$12,219	$9,727	$11,289
2024	$12,523	$17,991	$12,238	$9,954	$11,457
2024	$12,596	$18,467	$12,261	$10,097	$11,536
2024	$12,646	$18,805	$12,283	$10,232	$11,684
2024	$12,218	$18,432	$12,313	$9,978	$11,530
2024	$12,204	$19,278	$12,351	$10,084	$11,582
2024	$12,287	$18,776	$12,400	$9,919	$11,479
2025	$12,464	$19,438	$12,455	$9,972	$11,618
2025	$12,675	$19,298	$12,482	$10,191	$11,819

Average Annual Total Returns

AATR	1 Year	5 Years	8/8/2019 (commencement of operations)
Class I*	7.07%	4.76%	4.36%
MSCI World Index	15.63%	13.91%	12.55%
Consumer Price Index	2.80%	4.30%	4.07%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	0.34%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	3.05%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.40% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.34% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$2,342,067,791
Number of Portfolio Holdings	7
Portfolio Turnover Rate	24%
Total Advisory Fees Paid, Net	$15,635,670

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	79.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	6.3
GMO International Equity Funds	0.8
Short-Term Investments	0.1
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	79.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	3.0
GMO Emerging Country Debt, Class VI	2.3
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	0.8
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Fund

Class III (GBFFX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$69Footnote Reference1	0.66%Footnote Reference1,Footnote Reference2,Footnote Reference3
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.20%.
Footnote[3]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.41%.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Fund returned +7.77% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 62%, and this had a worse return than MSCI All Country World Index. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 21% average exposure to alternatives and these delivered a small positive return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average of around 17% of the Fund, and these were up 5.6% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,700	$9,843	$10,024	$10,046	$9,961
2015	$9,887	$10,074	$10,034	$10,010	$10,047
2015	$9,837	$10,109	$10,078	$9,986	$10,000
2015	$9,700	$9,874	$10,111	$9,877	$9,946
2015	$9,641	$10,051	$10,124	$9,946	$9,937
2015	$9,228	$9,386	$10,117	$9,932	$9,885
2015	$9,050	$9,040	$10,101	$9,999	$9,860
2015	$9,422	$9,756	$10,121	$10,001	$9,863
2015	$9,412	$9,708	$10,124	$9,974	$9,849
2015	$9,285	$9,537	$10,113	$9,942	$9,791
2016	$8,934	$8,967	$10,124	$10,079	$9,917
2016	$8,918	$8,900	$10,107	$10,150	$10,000
2016	$9,390	$9,504	$10,116	$10,243	$10,144
2016	$9,485	$9,654	$10,157	$10,283	$10,171
2016	$9,453	$9,708	$10,180	$10,285	$10,112
2016	$9,516	$9,600	$10,202	$10,470	$10,277
2016	$9,771	$10,005	$10,197	$10,536	$10,310
2016	$9,845	$10,013	$10,218	$10,524	$10,258
2016	$9,924	$10,067	$10,247	$10,518	$10,336
2016	$9,840	$9,872	$10,284	$10,438	$10,324
2016	$9,681	$10,014	$10,305	$10,191	$10,173
2016	$9,787	$10,253	$10,334	$10,205	$10,184
2017	$10,035	$10,501	$10,381	$10,225	$10,259
2017	$10,213	$10,792	$10,394	$10,294	$10,285
2017	$10,342	$10,907	$10,364	$10,289	$10,291
2017	$10,472	$11,069	$10,381	$10,368	$10,337
2017	$10,649	$11,303	$10,368	$10,448	$10,332
2017	$10,725	$11,346	$10,366	$10,437	$10,250
2017	$10,935	$11,618	$10,377	$10,482	$10,302
2017	$11,071	$11,634	$10,419	$10,576	$10,373
2017	$11,043	$11,895	$10,476	$10,526	$10,322
2017	$11,249	$12,120	$10,487	$10,532	$10,339
2017	$11,255	$12,383	$10,528	$10,518	$10,328
2017	$11,457	$12,550	$10,543	$10,567	$10,377
2018	$11,912	$13,213	$10,598	$10,445	$10,299
2018	$11,601	$12,665	$10,614	$10,346	$10,252
2018	$11,540	$12,381	$10,607	$10,412	$10,336
2018	$11,451	$12,532	$10,630	$10,335	$10,322
2018	$11,379	$12,610	$10,653	$10,409	$10,370
2018	$11,168	$12,604	$10,666	$10,396	$10,399
2018	$11,348	$12,998	$10,685	$10,398	$10,359
2018	$11,197	$13,159	$10,708	$10,465	$10,428
2018	$11,219	$13,232	$10,715	$10,398	$10,356
2018	$10,729	$12,260	$10,750	$10,316	$10,276
2018	$10,846	$12,400	$10,752	$10,377	$10,309
2018	$10,636	$11,457	$10,746	$10,568	$10,351
2019	$11,242	$12,348	$10,744	$10,680	$10,467
2019	$11,276	$12,720	$10,762	$10,674	$10,477
2019	$11,311	$12,887	$10,806	$10,879	$10,616
2019	$11,495	$13,344	$10,841	$10,882	$10,662
2019	$11,149	$12,574	$10,849	$11,075	$10,778
2019	$11,536	$13,402	$10,855	$11,214	$10,885
2019	$11,428	$13,469	$10,892	$11,239	$10,902
2019	$11,178	$13,193	$10,898	$11,530	$11,042
2019	$11,387	$13,474	$10,900	$11,468	$10,951
2019	$11,619	$13,817	$10,939	$11,503	$10,982
2019	$11,677	$14,201	$10,967	$11,497	$10,983
2019	$12,102	$14,627	$10,991	$11,489	$11,060
2020	$11,760	$14,538	$11,005	$11,710	$11,203
2020	$11,323	$13,309	$11,015	$11,921	$11,300
2020	$9,889	$11,548	$10,968	$11,851	$11,094
2020	$10,699	$12,809	$10,881	$12,061	$11,319
2020	$10,633	$13,428	$10,875	$12,118	$11,390
2020	$10,819	$13,783	$10,937	$12,194	$11,511
2020	$11,151	$14,443	$11,001	$12,376	$11,676
2020	$11,121	$15,408	$11,042	$12,276	$11,841
2020	$11,049	$14,876	$11,064	$12,269	$11,800
2020	$11,043	$14,420	$11,069	$12,215	$11,751
2020	$11,440	$16,263	$11,090	$12,334	$11,841
2020	$11,696	$16,953	$11,131	$12,351	$11,988
2021	$11,826	$16,784	$11,150	$12,263	$12,062
2021	$12,074	$17,215	$11,189	$12,086	$11,975
2021	$12,440	$17,787	$11,259	$11,935	$11,995
2021	$12,421	$18,615	$11,346	$12,029	$12,148
2021	$12,762	$18,906	$11,419	$12,068	$12,261
2021	$12,477	$19,165	$11,522	$12,153	$12,271
2021	$12,258	$19,508	$11,577	$12,289	$12,553
2021	$12,314	$19,994	$11,608	$12,266	$12,530
2021	$12,239	$19,163	$11,656	$12,160	$12,478
2021	$12,090	$20,249	$11,766	$12,156	$12,579
2021	$11,835	$19,805	$11,858	$12,192	$12,609
2021	$12,207	$20,652	$11,914	$12,161	$12,670
2022	$12,551	$19,559	$11,988	$11,899	$12,516
2022	$12,220	$19,064	$12,083	$11,766	$12,637
2022	$11,942	$19,587	$12,233	$11,439	$12,449
2022	$11,870	$17,960	$12,274	$11,005	$12,332
2022	$12,162	$17,974	$12,393	$11,076	$12,327
2022	$11,455	$16,417	$12,557	$10,902	$12,022
2022	$11,560	$17,720	$12,555	$11,169	$12,456
2022	$11,416	$16,980	$12,570	$10,853	$12,159
2022	$10,861	$15,401	$12,618	$10,384	$11,549
2022	$11,096	$16,507	$12,673	$10,250	$11,676
2022	$11,926	$17,655	$12,686	$10,627	$11,819
2022	$11,802	$16,905	$12,676	$10,579	$11,739
2023	$12,383	$18,101	$12,779	$10,904	$11,896
2023	$12,171	$17,666	$12,826	$10,622	$11,755
2023	$12,157	$18,212	$12,833	$10,892	$12,084
2023	$12,369	$18,531	$12,880	$10,958	$12,108
2023	$12,000	$18,346	$12,896	$10,839	$11,970
2023	$12,499	$19,456	$12,919	$10,800	$11,913
2023	$12,954	$20,109	$12,941	$10,793	$11,967
2023	$12,712	$19,629	$13,022	$10,724	$11,914
2023	$12,657	$18,782	$13,074	$10,451	$11,793
2023	$12,320	$18,237	$13,080	$10,286	$11,779
2023	$12,954	$19,947	$13,092	$10,752	$12,003
2023	$13,596	$20,926	$13,132	$11,164	$12,252
2024	$13,589	$21,177	$13,168	$11,133	$12,297
2024	$13,698	$22,075	$13,226	$10,976	$12,186
2024	$14,168	$22,778	$13,276	$11,077	$12,284
2024	$14,016	$21,938	$13,317	$10,797	$12,158
2024	$14,494	$22,918	$13,318	$10,980	$12,326
2024	$14,248	$23,384	$13,311	$11,084	$12,421
2024	$14,717	$23,796	$13,331	$11,343	$12,605
2024	$14,843	$24,425	$13,356	$11,506	$12,692
2024	$14,953	$24,873	$13,380	$11,660	$12,855
2024	$14,386	$24,379	$13,413	$11,371	$12,686
2024	$14,408	$25,498	$13,455	$11,491	$12,743
2024	$14,225	$24,833	$13,508	$11,303	$12,630
2025	$14,509	$25,710	$13,567	$11,363	$12,783
2025	$14,762	$25,525	$13,597	$11,613	$13,004

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	7.77%	5.45%	3.97%
MSCI World Index	15.63%	13.91%	9.82%
Consumer Price Index	2.80%	4.30%	3.12%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	2.66%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.66% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.59% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$1,146,670,971
Number of Portfolio Holdings	1,344
Portfolio Turnover Rate	111%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 126%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	60.5
Short-Term Investments	14.0
GMO Alternative Funds	12.9
Debt Obligations	12.9
GMO Fixed Income Funds	6.4
GMO International Equity Funds	3.5
GMO Implementation FundsFootnote Reference*	0.4
Investment Funds	1.7
Preferred Stocks	1.1
Futures Contracts	0.1
Rights/Warrants	0.0
Swap Contracts	(0.0)
Securities Sold Short	(13.3)
Other	(0.2)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

GMO Alternative Allocation Fund, Class VI	13.0
U.S. Treasury Floating Rate Notes, 4.39%, due 04/30/26	7.4
GMO Opportunistic Income Fund, Class VI	3.3
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.8
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	2.7
GMO Resources Fund, Class VI	2.6
GMO Emerging Country Debt, Class VI	2.1
iShares Core S&P 500 ETF	1.8
GMO High Yield Fund, Class VI	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	0.9
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class III (GMWAX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Asset Allocation Fund returned +7.68% (net) for the fiscal year ended February 28, 2025, as compared with +11.78% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund’s circa 13% off-benchmark position in alternatives had a detrimental impact on relative performance as it only delivered a modest positive return, lagging the Fund benchmark as traditional equity and fixed income assets performed well. The Fund held an average 63% in equities over the period, and the return of 9.0% lagged the MSCI ACWI return of 15.1%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial headwind as the U.S. outperformed. Security selection in developed ex-U.S. markets was strong but was more than offset by challenging security selection in the U.S. and emerging markets. The Fund held an average of 24% in fixed income, and good relative performance within the credit exposures ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 6.7%, nicely ahead of the 5.8% return from the Bloomberg U.S. Aggregate Index.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index**	MSCI ACWI
2015	$10,000	$10,000	$10,000	$10,000
2015	$9,716	$10,046	$9,916	$9,845
2015	$9,920	$10,010	$10,090	$10,131
2015	$9,867	$9,986	$10,073	$10,117
2015	$9,716	$9,877	$9,880	$9,879
2015	$9,686	$9,946	$9,960	$9,965
2015	$9,275	$9,932	$9,511	$9,282
2015	$9,042	$9,999	$9,310	$8,946
2015	$9,406	$10,001	$9,785	$9,648
2015	$9,341	$9,974	$9,724	$9,568
2015	$9,182	$9,942	$9,599	$9,396
2016	$8,940	$10,079	$9,269	$8,829
2016	$8,902	$10,150	$9,250	$8,768
2016	$9,337	$10,243	$9,726	$9,418
2016	$9,405	$10,283	$9,832	$9,557
2016	$9,385	$10,285	$9,841	$9,569
2016	$9,424	$10,470	$9,864	$9,511
2016	$9,647	$10,536	$10,162	$9,921
2016	$9,706	$10,524	$10,180	$9,954
2016	$9,777	$10,518	$10,219	$10,015
2016	$9,696	$10,438	$10,079	$9,845
2016	$9,592	$10,191	$10,045	$9,920
2016	$9,700	$10,205	$10,191	$10,134
2017	$9,892	$10,225	$10,379	$10,412
2017	$10,077	$10,294	$10,593	$10,704
2017	$10,213	$10,289	$10,675	$10,835
2017	$10,335	$10,368	$10,812	$11,003
2017	$10,497	$10,448	$10,997	$11,246
2017	$10,527	$10,437	$11,025	$11,298
2017	$10,692	$10,482	$11,242	$11,613
2017	$10,805	$10,576	$11,305	$11,658
2017	$10,858	$10,526	$11,429	$11,883
2017	$11,070	$10,532	$11,585	$12,130
2017	$11,103	$10,518	$11,726	$12,365
2017	$11,226	$10,567	$11,867	$12,564
2018	$11,629	$10,445	$12,255	$13,273
2018	$11,290	$10,346	$11,880	$12,715
2018	$11,215	$10,412	$11,735	$12,434
2018	$11,144	$10,335	$11,783	$12,562
2018	$11,104	$10,409	$11,822	$12,578
2018	$10,934	$10,396	$11,776	$12,510
2018	$11,154	$10,398	$12,007	$12,887
2018	$11,083	$10,465	$12,096	$12,988
2018	$11,127	$10,398	$12,103	$13,045
2018	$10,600	$10,316	$11,480	$12,067
2018	$10,695	$10,377	$11,613	$12,243
2018	$10,411	$10,568	$11,156	$11,381
2019	$10,987	$10,680	$11,770	$12,280
2019	$11,068	$10,674	$11,972	$12,608
2019	$11,177	$10,879	$12,150	$12,767
2019	$11,357	$10,882	$12,418	$13,198
2019	$11,023	$11,075	$12,017	$12,415
2019	$11,476	$11,214	$12,581	$13,228
2019	$11,432	$11,239	$12,614	$13,267
2019	$11,262	$11,530	$12,534	$12,952
2019	$11,499	$11,468	$12,682	$13,224
2019	$11,753	$11,503	$12,921	$13,586
2019	$11,863	$11,497	$13,124	$13,918
2019	$12,252	$11,489	$13,421	$14,408
2020	$12,015	$11,710	$13,415	$14,249
2020	$11,524	$11,921	$12,796	$13,098
2020	$10,200	$11,851	$11,646	$11,330
2020	$10,884	$12,061	$12,530	$12,544
2020	$11,133	$12,118	$12,904	$13,089
2020	$11,378	$12,194	$13,201	$13,507
2020	$11,773	$12,376	$13,724	$14,222
2020	$11,976	$12,276	$14,231	$15,092
2020	$11,806	$12,269	$13,930	$14,606
2020	$11,696	$12,215	$13,688	$14,250
2020	$12,531	$12,334	$14,832	$16,007
2020	$13,005	$12,351	$15,286	$16,750
2021	$13,077	$12,263	$15,203	$16,674
2021	$13,298	$12,086	$15,355	$17,060
2021	$13,610	$11,935	$15,554	$17,516
2021	$13,865	$12,029	$16,040	$18,282
2021	$14,204	$12,068	$16,215	$18,558
2021	$14,037	$12,153	$16,399	$18,811
2021	$13,878	$12,289	$16,537	$18,941
2021	$14,008	$12,266	$16,795	$19,415
2021	$13,690	$12,160	$16,293	$18,613
2021	$13,766	$12,156	$16,832	$19,563
2021	$13,425	$12,192	$16,586	$19,092
2021	$13,919	$12,161	$17,002	$19,855
2022	$13,793	$11,899	$16,331	$18,880
2022	$13,284	$11,766	$15,993	$18,392
2022	$12,997	$11,439	$16,063	$18,791
2022	$12,472	$11,005	$15,014	$17,287
2022	$12,666	$11,076	$15,059	$17,307
2022	$11,853	$10,902	$14,151	$15,848
2022	$12,261	$11,169	$14,915	$16,955
2022	$11,945	$10,853	$14,410	$16,331
2022	$11,125	$10,384	$13,296	$14,767
2022	$11,494	$10,250	$13,757	$15,658
2022	$12,391	$10,627	$14,628	$16,873
2022	$12,154	$10,579	$14,230	$16,209
2023	$12,859	$10,904	$15,046	$17,371
2023	$12,557	$10,622	$14,630	$16,873
2023	$12,716	$10,892	$15,053	$17,393
2023	$12,829	$10,958	$15,226	$17,643
2023	$12,561	$10,839	$15,062	$17,454
2023	$13,060	$10,800	$15,611	$18,468
2023	$13,468	$10,793	$15,979	$19,144
2023	$13,185	$10,724	$15,653	$18,609
2023	$12,970	$10,451	$15,093	$17,839
2023	$12,598	$10,286	$14,715	$17,303
2023	$13,400	$10,752	$15,831	$18,900
2023	$14,115	$11,164	$16,537	$19,808
2024	$14,053	$11,133	$16,584	$19,924
2024	$14,244	$10,976	$16,965	$20,779
2024	$14,642	$11,077	$17,360	$21,420
2024	$14,253	$10,797	$16,840	$20,724
2024	$14,749	$10,980	$17,385	$21,566
2024	$14,642	$11,084	$17,694	$22,046
2024	$15,087	$11,343	$18,024	$22,402
2024	$15,313	$11,506	$18,412	$22,971
2024	$15,499	$11,660	$18,776	$23,504
2024	$14,927	$11,371	$18,339	$22,977
2024	$15,118	$11,491	$18,853	$23,836
2024	$14,840	$11,303	$18,455	$23,272
2025	$15,198	$11,363	$18,892	$24,053
2025	$15,337	$11,613	$18,964	$23,908

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	7.68%	5.88%	4.37%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
GMO Global Asset Allocation Index**	11.78%	8.19%	6.61%
MSCI ACWI	15.06%	12.79%	9.11%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

**The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.74% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$378,424,720
Number of Portfolio Holdings	20
Portfolio Turnover Rate	12%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	41.2
GMO U.S. Equity Funds	20.4
GMO Fixed Income Funds	17.3
GMO Alternative Funds	13.4
GMO Implementation FundsFootnote Reference*	7.5
Short-Term Investments	0.1
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	13.9
GMO Alternative Allocation Fund, Class VI	13.4
GMO Multi-Sector Fixed Income Fund, Class IV	12.3
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO Asset Allocation Bond Fund, Class VI	6.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Emerging Markets Fund, Class VI	5.8
GMO U.S. Equity Fund, Class VI	5.7
GMO Emerging Country Debt, Class VI	3.3

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class R6 (GMWRX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Global Asset Allocation Fund returned +7.68% (net) for the fiscal year ended February 28, 2025, as compared with +11.78% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund’s circa 13% off-benchmark position in alternatives had a detrimental impact on relative performance as it only delivered a modest positive return, lagging the Fund benchmark as traditional equity and fixed income assets performed well. The Fund held an average 63% in equities over the period, and the return of 9.0% lagged the MSCI ACWI return of 15.1%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial headwind as the U.S. outperformed. Security selection in developed ex-U.S. markets was strong but was more than offset by challenging security selection in the U.S. and emerging markets. The Fund held an average of 24% in fixed income, and good relative performance within the credit exposures ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 6.7%, nicely ahead of the 5.8% return from the Bloomberg U.S. Aggregate Index.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index**	MSCI ACWI
2019	$10,000	$10,000	$10,000	$10,000
2019	$10,221	$10,030	$10,188	$10,274
2019	$10,316	$10,025	$10,348	$10,524
2019	$10,655	$10,018	$10,583	$10,895
2020	$10,449	$10,211	$10,578	$10,775
2020	$10,022	$10,395	$10,089	$9,904
2020	$8,870	$10,333	$9,183	$8,567
2020	$9,465	$10,517	$9,880	$9,485
2020	$9,685	$10,566	$10,175	$9,898
2020	$9,895	$10,633	$10,409	$10,214
2020	$10,239	$10,791	$10,821	$10,754
2020	$10,415	$10,704	$11,221	$11,412
2020	$10,267	$10,698	$10,984	$11,044
2020	$10,171	$10,651	$10,793	$10,776
2020	$10,898	$10,755	$11,695	$12,104
2020	$11,310	$10,770	$12,053	$12,666
2021	$11,376	$10,693	$11,987	$12,608
2021	$11,568	$10,538	$12,107	$12,901
2021	$11,840	$10,407	$12,265	$13,245
2021	$12,059	$10,489	$12,647	$13,824
2021	$12,346	$10,523	$12,786	$14,033
2021	$12,201	$10,597	$12,930	$14,224
2021	$12,062	$10,716	$13,039	$14,322
2021	$12,175	$10,695	$13,242	$14,681
2021	$11,899	$10,603	$12,847	$14,074
2021	$11,965	$10,600	$13,272	$14,793
2021	$11,669	$10,631	$13,078	$14,437
2021	$12,098	$10,604	$13,406	$15,014
2022	$11,989	$10,376	$12,877	$14,277
2022	$11,546	$10,260	$12,611	$13,908
2022	$11,296	$9,975	$12,665	$14,209
2022	$10,839	$9,596	$11,838	$13,072
2022	$11,008	$9,658	$11,874	$13,087
2022	$10,301	$9,507	$11,158	$11,984
2022	$10,656	$9,739	$11,760	$12,821
2022	$10,385	$9,464	$11,362	$12,349
2022	$9,668	$9,055	$10,484	$11,167
2022	$9,989	$8,937	$10,847	$11,841
2022	$10,769	$9,266	$11,534	$12,759
2022	$10,563	$9,224	$11,221	$12,257
2023	$11,176	$9,508	$11,864	$13,135
2023	$10,913	$9,262	$11,536	$12,759
2023	$11,052	$9,498	$11,869	$13,152
2023	$11,151	$9,555	$12,006	$13,341
2023	$10,917	$9,451	$11,876	$13,198
2023	$11,351	$9,417	$12,310	$13,965
2023	$11,706	$9,411	$12,599	$14,476
2023	$11,460	$9,351	$12,342	$14,071
2023	$11,272	$9,113	$11,901	$13,490
2023	$10,949	$8,969	$11,603	$13,084
2023	$11,647	$9,375	$12,483	$14,292
2023	$12,269	$9,734	$13,040	$14,978
2024	$12,215	$9,708	$13,077	$15,066
2024	$12,381	$9,570	$13,377	$15,712
2024	$12,727	$9,659	$13,688	$16,197
2024	$12,388	$9,415	$13,278	$15,671
2024	$12,820	$9,575	$13,708	$16,308
2024	$12,727	$9,665	$13,951	$16,671
2024	$13,114	$9,891	$14,212	$16,940
2024	$13,307	$10,033	$14,518	$17,370
2024	$13,469	$10,167	$14,805	$17,773
2024	$12,975	$9,915	$14,461	$17,374
2024	$13,141	$10,020	$14,866	$18,024
2024	$12,899	$9,856	$14,552	$17,598
2025	$13,210	$9,908	$14,896	$18,188
2025	$13,332	$10,126	$14,953	$18,079

Average Annual Total Returns

AATR	1 Year	5 Years	9/30/2019 (commencement of operations)
Class R6*	7.68%	5.87%	5.45%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	0.23%
GMO Global Asset Allocation Index**	11.78%	8.19%	7.71%
MSCI ACWI	15.06%	12.79%	11.55%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

**The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.74% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$378,424,720
Number of Portfolio Holdings	20
Portfolio Turnover Rate	12%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	41.2
GMO U.S. Equity Funds	20.4
GMO Fixed Income Funds	17.3
GMO Alternative Funds	13.4
GMO Implementation FundsFootnote Reference*	7.5
Short-Term Investments	0.1
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	13.9
GMO Alternative Allocation Fund, Class VI	13.4
GMO Multi-Sector Fixed Income Fund, Class IV	12.3
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO Asset Allocation Bond Fund, Class VI	6.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Emerging Markets Fund, Class VI	5.8
GMO U.S. Equity Fund, Class VI	5.7
GMO Emerging Country Debt, Class VI	3.3

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class I (GMOOX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12Footnote Reference1	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Global Asset Allocation Fund returned +7.56% (net) for the fiscal year ended February 28, 2025, as compared with +11.78% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund’s circa 13% off-benchmark position in alternatives had a detrimental impact on relative performance as it only delivered a modest positive return, lagging the Fund benchmark as traditional equity and fixed income assets performed well. The Fund held an average 63% in equities over the period, and the return of 9.0% lagged the MSCI ACWI return of 15.1%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial headwind as the U.S. outperformed. Security selection in developed ex-U.S. markets was strong but was more than offset by challenging security selection in the U.S. and emerging markets. The Fund held an average of 24% in fixed income, and good relative performance within the credit exposures ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 6.7%, nicely ahead of the 5.8% return from the Bloomberg U.S. Aggregate Index.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index**	MSCI ACWI
2021	$10,000	$10,000	$10,000	$10,000
2021	$9,893	$10,006	$9,936	$9,899
2021	$10,061	$9,862	$10,035	$10,128
2021	$10,297	$9,739	$10,166	$10,398
2021	$10,487	$9,815	$10,483	$10,853
2021	$10,743	$9,848	$10,598	$11,017
2021	$10,617	$9,917	$10,718	$11,167
2021	$10,494	$10,028	$10,807	$11,244
2021	$10,593	$10,009	$10,976	$11,526
2021	$10,352	$9,922	$10,648	$11,049
2021	$10,407	$9,919	$11,000	$11,613
2021	$10,149	$9,948	$10,840	$11,334
2021	$10,522	$9,923	$11,112	$11,787
2022	$10,424	$9,709	$10,673	$11,208
2022	$10,042	$9,601	$10,452	$10,919
2022	$9,819	$9,334	$10,498	$11,155
2022	$9,425	$8,980	$9,812	$10,262
2022	$9,572	$9,038	$9,842	$10,274
2022	$8,954	$8,896	$9,249	$9,408
2022	$9,262	$9,113	$9,747	$10,065
2022	$9,023	$8,856	$9,418	$9,695
2022	$8,401	$8,473	$8,689	$8,767
2022	$8,680	$8,364	$8,991	$9,296
2022	$9,357	$8,671	$9,560	$10,017
2022	$9,175	$8,632	$9,300	$9,623
2023	$9,708	$8,898	$9,834	$10,312
2023	$9,480	$8,668	$9,561	$10,017
2023	$9,597	$8,888	$9,838	$10,326
2023	$9,682	$8,942	$9,951	$10,474
2023	$9,480	$8,844	$9,844	$10,362
2023	$9,857	$8,813	$10,203	$10,963
2023	$10,164	$8,807	$10,443	$11,365
2023	$9,951	$8,750	$10,230	$11,047
2023	$9,785	$8,528	$9,864	$10,590
2023	$9,504	$8,393	$9,617	$10,272
2023	$10,110	$8,773	$10,346	$11,220
2023	$10,649	$9,109	$10,808	$11,759
2024	$10,599	$9,084	$10,839	$11,828
2024	$10,743	$8,956	$11,088	$12,335
2024	$11,043	$9,039	$11,346	$12,716
2024	$10,746	$8,810	$11,006	$12,303
2024	$11,120	$8,960	$11,362	$12,803
2024	$11,040	$9,044	$11,564	$13,088
2024	$11,371	$9,256	$11,780	$13,299
2024	$11,542	$9,389	$12,033	$13,637
2024	$11,679	$9,514	$12,271	$13,953
2024	$11,251	$9,279	$11,986	$13,640
2024	$11,392	$9,377	$12,322	$14,150
2024	$11,180	$9,223	$12,061	$13,815
2025	$11,450	$9,272	$12,347	$14,279
2025	$11,555	$9,476	$12,394	$14,193

Average Annual Total Returns

AATR	1 Year	1/6/2021 (commencement of operations)
Class I*	7.56%	3.55%
Bloomberg U.S. Aggregate Index	5.81%	(1.29%)
GMO Global Asset Allocation Index**	11.78%	5.31%
MSCI ACWI	15.06%	8.81%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

**The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.85% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.80% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$378,424,720
Number of Portfolio Holdings	20
Portfolio Turnover Rate	12%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	41.2
GMO U.S. Equity Funds	20.4
GMO Fixed Income Funds	17.3
GMO Alternative Funds	13.4
GMO Implementation FundsFootnote Reference*	7.5
Short-Term Investments	0.1
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	13.9
GMO Alternative Allocation Fund, Class VI	13.4
GMO Multi-Sector Fixed Income Fund, Class IV	12.3
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO Asset Allocation Bond Fund, Class VI	6.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Emerging Markets Fund, Class VI	5.8
GMO U.S. Equity Fund, Class VI	5.7
GMO Emerging Country Debt, Class VI	3.3

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Developed Equity Allocation Fund

Class III (GWOAX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Developed Equity Allocation Fund returned +12.18% (net) for the fiscal year ended February 28, 2025, as compared with +15.63% for the Fund’s benchmark, the MSCI World Index.

The Fund’s underweight to the U.S. market and overweight to developed ex-U.S. detracted from performance relative to the benchmark. We also believed that emerging markets were trading at preferential valuations and held a modest “off-benchmark” position here. Our choice to have emerging markets exposure proved detrimental as the asset class still did not keep pace with the MSCI World Index as the U.S. roared ahead. Security selection in developed ex-U.S. markets was strong, but this was more than offset by difficult performance in the U.S. where the growth style dominated.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.43% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI World Index
2015	$10,000	$10,000
2015	$9,750	$9,843
2015	$10,118	$10,074
2015	$10,066	$10,109
2015	$9,803	$9,874
2015	$9,827	$10,051
2015	$9,172	$9,386
2015	$8,794	$9,040
2015	$9,359	$9,756
2015	$9,280	$9,708
2015	$9,087	$9,537
2016	$8,617	$8,967
2016	$8,519	$8,900
2016	$9,161	$9,504
2016	$9,244	$9,654
2016	$9,283	$9,708
2016	$9,170	$9,600
2016	$9,510	$10,005
2016	$9,546	$10,013
2016	$9,632	$10,067
2016	$9,475	$9,872
2016	$9,495	$10,014
2016	$9,704	$10,253
2017	$9,923	$10,501
2017	$10,225	$10,792
2017	$10,408	$10,907
2017	$10,601	$11,069
2017	$10,871	$11,303
2017	$10,944	$11,346
2017	$11,166	$11,618
2017	$11,292	$11,634
2017	$11,539	$11,895
2017	$11,907	$12,120
2017	$12,054	$12,383
2017	$12,191	$12,550
2018	$12,902	$13,213
2018	$12,310	$12,665
2018	$12,084	$12,381
2018	$12,068	$12,532
2018	$12,068	$12,610
2018	$11,793	$12,604
2018	$12,219	$12,998
2018	$12,208	$13,159
2018	$12,273	$13,232
2018	$11,305	$12,260
2018	$11,380	$12,400
2018	$10,604	$11,457
2019	$11,485	$12,348
2019	$11,746	$12,720
2019	$11,851	$12,887
2019	$12,189	$13,344
2019	$11,435	$12,574
2019	$12,167	$13,402
2019	$12,099	$13,469
2019	$11,772	$13,193
2019	$12,206	$13,474
2019	$12,636	$13,817
2019	$12,907	$14,201
2019	$13,421	$14,627
2020	$13,108	$14,538
2020	$12,083	$13,309
2020	$10,213	$11,548
2020	$11,215	$12,809
2020	$11,701	$13,428
2020	$12,014	$13,783
2020	$12,502	$14,443
2020	$13,001	$15,408
2020	$12,716	$14,876
2020	$12,368	$14,420
2020	$13,987	$16,263
2020	$14,830	$16,953
2021	$14,830	$16,784
2021	$15,516	$17,215
2021	$16,292	$17,787
2021	$16,774	$18,615
2021	$17,357	$18,906
2021	$17,123	$19,165
2021	$17,098	$19,508
2021	$17,335	$19,994
2021	$16,721	$19,163
2021	$17,231	$20,249
2021	$16,611	$19,805
2021	$17,576	$20,652
2022	$17,155	$19,559
2022	$16,572	$19,064
2022	$16,457	$19,587
2022	$15,487	$17,960
2022	$15,826	$17,974
2022	$14,388	$16,417
2022	$15,149	$17,720
2022	$14,516	$16,980
2022	$13,235	$15,401
2022	$14,203	$16,507
2022	$15,605	$17,655
2022	$15,108	$16,905
2023	$16,298	$18,101
2023	$15,919	$17,666
2023	$16,152	$18,212
2023	$16,393	$18,531
2023	$16,014	$18,346
2023	$17,058	$19,456
2023	$17,736	$20,109
2023	$17,269	$19,629
2023	$16,794	$18,782
2023	$16,223	$18,237
2023	$17,528	$19,947
2023	$18,498	$20,926
2024	$18,491	$21,177
2024	$19,057	$22,075
2024	$19,871	$22,778
2024	$19,235	$21,938
2024	$20,127	$22,918
2024	$19,863	$23,384
2024	$20,609	$23,796
2024	$21,015	$24,425
2024	$21,296	$24,873
2024	$20,485	$24,379
2024	$21,023	$25,498
2024	$20,529	$24,833
2025	$21,361	$25,710
2025	$21,377	$25,525

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	12.18%	12.09%	7.89%
MSCI World Index	15.63%	13.91%	9.82%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.43% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.61% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.54% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$79,255,029
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	53.6
GMO U.S. Equity Funds	46.3
Short-Term Investments	0.1
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	26.0
GMO U.S. Opportunistic Value Fund, Class VI	15.2
GMO Quality Fund, Class VI	15.0
GMO International Opportunistic Value Fund, Class IV	11.8
GMO U.S. Equity Fund, Class VI	8.7
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Quality Cyclicals Fund, Class VI	4.8
GMO Small Cap Quality Fund, Class VI	4.5
GMO U.S. Small Cap Value Fund, Class VI	3.0
GMO Resources Fund, Class VI	2.6

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class III (GMGEX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Equity Allocation Fund returned +10.77% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant detrimental impact on performance relative to the benchmark. For the period, the MSCI USA Index performed strongly and returned 18.1%, while the MSCI World ex USA Index trailed with a 9.5% return and the MSCI Emerging Markets Index did similarly with a 10.1% return. Security selection in developed ex-U.S. markets was strong, but this was more than offset by difficult performance in emerging markets, and in the U.S. where the growth style dominated.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI ACWI
2015	$10,000	$10,000
2015	$9,748	$9,845
2015	$10,160	$10,131
2015	$10,057	$10,117
2015	$9,794	$9,879
2015	$9,729	$9,965
2015	$9,038	$9,282
2015	$8,705	$8,946
2015	$9,272	$9,648
2015	$9,161	$9,568
2015	$8,954	$9,396
2016	$8,493	$8,829
2016	$8,404	$8,768
2016	$9,120	$9,418
2016	$9,197	$9,557
2016	$9,210	$9,569
2016	$9,159	$9,511
2016	$9,514	$9,921
2016	$9,579	$9,954
2016	$9,666	$10,015
2016	$9,523	$9,845
2016	$9,483	$9,920
2016	$9,668	$10,134
2017	$9,937	$10,412
2017	$10,247	$10,704
2017	$10,453	$10,835
2017	$10,637	$11,003
2017	$10,911	$11,246
2017	$10,987	$11,298
2017	$11,250	$11,613
2017	$11,385	$11,658
2017	$11,547	$11,883
2017	$11,925	$12,130
2017	$12,042	$12,365
2017	$12,220	$12,564
2018	$12,995	$13,273
2018	$12,404	$12,715
2018	$12,201	$12,434
2018	$12,095	$12,562
2018	$12,044	$12,578
2018	$11,730	$12,510
2018	$12,147	$12,887
2018	$12,055	$12,988
2018	$12,143	$13,045
2018	$11,180	$12,067
2018	$11,310	$12,243
2018	$10,616	$11,381
2019	$11,531	$12,280
2019	$11,731	$12,608
2019	$11,822	$12,767
2019	$12,136	$13,198
2019	$11,402	$12,415
2019	$12,136	$13,228
2019	$12,053	$13,267
2019	$11,642	$12,952
2019	$12,072	$13,224
2019	$12,541	$13,586
2019	$12,756	$13,918
2019	$13,358	$14,408
2020	$12,929	$14,249
2020	$12,008	$13,098
2020	$10,126	$11,330
2020	$11,091	$12,544
2020	$11,520	$13,089
2020	$11,860	$13,507
2020	$12,394	$14,222
2020	$12,823	$15,092
2020	$12,527	$14,606
2020	$12,270	$14,250
2020	$13,800	$16,007
2020	$14,630	$16,750
2021	$14,696	$16,674
2021	$15,311	$17,060
2021	$15,956	$17,516
2021	$16,360	$18,282
2021	$16,913	$18,558
2021	$16,677	$18,811
2021	$16,518	$18,941
2021	$16,759	$19,415
2021	$16,185	$18,613
2021	$16,611	$19,563
2021	$15,950	$19,092
2021	$16,822	$19,855
2022	$16,464	$18,880
2022	$15,691	$18,392
2022	$15,399	$18,791
2022	$14,495	$17,287
2022	$14,798	$17,307
2022	$13,496	$15,848
2022	$14,074	$16,955
2022	$13,553	$16,331
2022	$12,295	$14,767
2022	$13,038	$15,658
2022	$14,434	$16,873
2022	$13,961	$16,209
2023	$15,088	$17,371
2023	$14,647	$16,873
2023	$14,873	$17,393
2023	$15,064	$17,643
2023	$14,724	$17,454
2023	$15,618	$18,468
2023	$16,300	$19,144
2023	$15,795	$18,609
2023	$15,428	$17,839
2023	$14,910	$17,303
2023	$16,125	$18,900
2023	$17,066	$19,808
2024	$16,990	$19,924
2024	$17,507	$20,779
2024	$18,155	$21,420
2024	$17,677	$20,724
2024	$18,439	$21,566
2024	$18,199	$22,046
2024	$18,831	$22,402
2024	$19,197	$22,971
2024	$19,494	$23,504
2024	$18,723	$22,977
2024	$19,121	$23,836
2024	$18,688	$23,272
2025	$19,393	$24,053
2025	$19,393	$23,908

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	10.77%	10.06%	6.85%
MSCI ACWI	15.06%	12.79%	9.11%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.60% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.57% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$582,663,739
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	60.2
GMO U.S. Equity Funds	39.7
Short-Term Investments	0.1
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	22.3
GMO U.S. Opportunistic Value Fund, Class VI	13.3
GMO Quality Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.5
GMO Emerging Markets Fund, Class VI	10.0
GMO U.S. Equity Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Quality Cyclicals Fund, Class VI	5.0
GMO Small Cap Quality Fund, Class VI	4.5
GMO U.S. Small Cap Value Fund, Class VI	2.8

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class R6 (GMADX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Global Equity Allocation Fund returned +10.78% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant detrimental impact on performance relative to the benchmark. For the period, the MSCI USA Index performed strongly and returned 18.1%, while the MSCI World ex USA Index trailed with a 9.5% return and the MSCI Emerging Markets Index did similarly with a 10.1% return. Security selection in developed ex-U.S. markets was strong, but this was more than offset by difficult performance in emerging markets, and in the U.S. where the growth style dominated.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	MSCI ACWI
2020	$10,000	$10,000
2020	$9,968	$10,043
2020	$10,314	$10,657
2020	$10,079	$10,314
2020	$9,869	$10,063
2020	$11,100	$11,303
2020	$11,767	$11,828
2021	$11,824	$11,774
2021	$12,314	$12,047
2021	$12,833	$12,369
2021	$13,162	$12,910
2021	$13,603	$13,105
2021	$13,414	$13,283
2021	$13,290	$13,375
2021	$13,484	$13,710
2021	$13,018	$13,143
2021	$13,360	$13,814
2021	$12,828	$13,481
2021	$13,530	$14,021
2022	$13,242	$13,332
2022	$12,625	$12,988
2022	$12,385	$13,269
2022	$11,658	$12,207
2022	$11,902	$12,221
2022	$10,855	$11,191
2022	$11,320	$11,973
2022	$10,905	$11,532
2022	$9,888	$10,428
2022	$10,491	$11,057
2022	$11,609	$11,915
2022	$11,229	$11,446
2023	$12,135	$12,266
2023	$11,780	$11,915
2023	$11,958	$12,282
2023	$12,111	$12,459
2023	$11,838	$12,325
2023	$12,562	$13,041
2023	$13,110	$13,518
2023	$12,699	$13,141
2023	$12,404	$12,597
2023	$11,992	$12,218
2023	$12,965	$13,346
2023	$13,721	$13,987
2024	$13,665	$14,069
2024	$14,075	$14,673
2024	$14,602	$15,126
2024	$14,217	$14,634
2024	$14,825	$15,229
2024	$14,638	$15,568
2024	$15,145	$15,819
2024	$15,440	$16,221
2024	$15,679	$16,597
2024	$15,059	$16,225
2024	$15,374	$16,832
2024	$15,026	$16,433
2025	$15,592	$16,985
2025	$15,592	$16,883

Average Annual Total Returns

AATR	1 Year	7/15/2020 (commencement of operations)
Class R6*	10.78%	10.08%
MSCI ACWI	15.06%	11.99%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.60% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.57% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$582,663,739
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	60.2
GMO U.S. Equity Funds	39.7
Short-Term Investments	0.1
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	22.3
GMO U.S. Opportunistic Value Fund, Class VI	13.3
GMO Quality Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.5
GMO Emerging Markets Fund, Class VI	10.0
GMO U.S. Equity Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Quality Cyclicals Fund, Class VI	5.0
GMO Small Cap Quality Fund, Class VI	4.5
GMO U.S. Small Cap Value Fund, Class VI	2.8

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class I (GAAUX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14Footnote Reference1	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Global Equity Allocation Fund returned +10.62% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant detrimental impact on performance relative to the benchmark. For the period, the MSCI USA Index performed strongly and returned 18.1%, while the MSCI World ex USA Index trailed with a 9.5% return and the MSCI Emerging Markets Index did similarly with a 10.1% return. Security selection in developed ex-U.S. markets was strong, but this was more than offset by difficult performance in emerging markets, and in the U.S. where the growth style dominated.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class I	MSCI ACWI
2020	$10,000	$10,000
2020	$9,939	$10,234
2020	$9,709	$9,904
2020	$9,507	$9,663
2020	$10,692	$10,854
2020	$11,332	$11,358
2021	$11,388	$11,306
2021	$11,864	$11,568
2021	$12,355	$11,877
2021	$12,673	$12,397
2021	$13,097	$12,584
2021	$12,915	$12,755
2021	$12,791	$12,843
2021	$12,977	$13,165
2021	$12,529	$12,621
2021	$12,858	$13,265
2021	$12,346	$12,946
2021	$13,020	$13,464
2022	$12,742	$12,802
2022	$12,144	$12,472
2022	$11,918	$12,742
2022	$11,214	$11,722
2022	$11,448	$11,736
2022	$10,441	$10,746
2022	$10,885	$11,497
2022	$10,487	$11,074
2022	$9,508	$10,013
2022	$10,084	$10,618
2022	$11,160	$11,441
2022	$10,796	$10,991
2023	$11,667	$11,779
2023	$11,326	$11,441
2023	$11,492	$11,794
2023	$11,644	$11,964
2023	$11,377	$11,835
2023	$12,073	$12,523
2023	$12,596	$12,981
2023	$12,201	$12,618
2023	$11,917	$12,097
2023	$11,517	$11,733
2023	$12,457	$12,816
2023	$13,179	$13,431
2024	$13,126	$13,510
2024	$13,520	$14,090
2024	$14,022	$14,525
2024	$13,652	$14,053
2024	$14,236	$14,623
2024	$14,051	$14,949
2024	$14,540	$15,190
2024	$14,818	$15,576
2024	$15,047	$15,938
2024	$14,452	$15,580
2024	$14,754	$16,163
2024	$14,417	$15,780
2025	$14,961	$16,310
2025	$14,956	$16,212

Average Annual Total Returns

AATR	1 Year	8/17/2020 (commencement of operations)
Class I*	10.62%	9.28%
MSCI ACWI	15.06%	11.24%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.70% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$582,663,739
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	60.2
GMO U.S. Equity Funds	39.7
Short-Term Investments	0.1
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	22.3
GMO U.S. Opportunistic Value Fund, Class VI	13.3
GMO Quality Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.5
GMO Emerging Markets Fund, Class VI	10.0
GMO U.S. Equity Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Quality Cyclicals Fund, Class VI	5.0
GMO Small Cap Quality Fund, Class VI	4.5
GMO U.S. Small Cap Value Fund, Class VI	2.8

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Implementation Fund

Core Class (GIMFX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the amounts presented for GMO Implementation Fund are consolidated with its subsidiary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$107	1.03%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.63%.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.38%.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

GMO Implementation Fund returned +8.12% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Markets Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 58%, and this had a worse return than MSCI All Country World Index. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 34% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for a modest average of 8% of the Fund, and these delivered a small positive return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.77% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Core Class	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,691	$9,843	$10,024	$10,046	$9,961
2015	$9,897	$10,074	$10,034	$10,010	$10,047
2015	$9,853	$10,109	$10,078	$9,986	$10,000
2015	$9,684	$9,874	$10,111	$9,877	$9,946
2015	$9,581	$10,051	$10,124	$9,946	$9,937
2015	$9,191	$9,386	$10,117	$9,932	$9,885
2015	$8,918	$9,040	$10,101	$9,999	$9,860
2015	$9,242	$9,756	$10,121	$10,001	$9,863
2015	$9,205	$9,708	$10,124	$9,974	$9,849
2015	$9,088	$9,537	$10,113	$9,942	$9,791
2016	$8,742	$8,967	$10,124	$10,079	$9,917
2016	$8,683	$8,900	$10,107	$10,150	$10,000
2016	$9,095	$9,504	$10,116	$10,243	$10,144
2016	$9,176	$9,654	$10,157	$10,283	$10,171
2016	$9,117	$9,708	$10,180	$10,285	$10,112
2016	$9,132	$9,600	$10,202	$10,470	$10,277
2016	$9,345	$10,005	$10,197	$10,536	$10,310
2016	$9,389	$10,013	$10,218	$10,524	$10,258
2016	$9,470	$10,067	$10,247	$10,518	$10,336
2016	$9,433	$9,872	$10,284	$10,438	$10,324
2016	$9,308	$10,014	$10,305	$10,191	$10,173
2016	$9,411	$10,253	$10,334	$10,205	$10,184
2017	$9,629	$10,501	$10,381	$10,225	$10,259
2017	$9,801	$10,792	$10,394	$10,294	$10,285
2017	$9,906	$10,907	$10,364	$10,289	$10,291
2017	$10,019	$11,069	$10,381	$10,368	$10,337
2017	$10,131	$11,303	$10,368	$10,448	$10,332
2017	$10,176	$11,346	$10,366	$10,437	$10,250
2017	$10,357	$11,618	$10,377	$10,482	$10,302
2017	$10,448	$11,634	$10,419	$10,576	$10,373
2017	$10,425	$11,895	$10,476	$10,526	$10,322
2017	$10,591	$12,120	$10,487	$10,532	$10,339
2017	$10,576	$12,383	$10,528	$10,518	$10,328
2017	$10,737	$12,550	$10,543	$10,567	$10,377
2018	$11,154	$13,213	$10,598	$10,445	$10,299
2018	$10,891	$12,665	$10,614	$10,346	$10,252
2018	$10,852	$12,381	$10,607	$10,412	$10,336
2018	$10,783	$12,532	$10,630	$10,335	$10,322
2018	$10,690	$12,610	$10,653	$10,409	$10,370
2018	$10,505	$12,604	$10,666	$10,396	$10,399
2018	$10,679	$12,998	$10,685	$10,398	$10,359
2018	$10,539	$13,159	$10,708	$10,465	$10,428
2018	$10,562	$13,232	$10,715	$10,398	$10,356
2018	$10,166	$12,260	$10,750	$10,316	$10,276
2018	$10,291	$12,400	$10,752	$10,377	$10,309
2018	$10,137	$11,457	$10,746	$10,568	$10,351
2019	$10,711	$12,348	$10,744	$10,680	$10,467
2019	$10,687	$12,720	$10,762	$10,674	$10,477
2019	$10,711	$12,887	$10,806	$10,879	$10,616
2019	$10,856	$13,344	$10,841	$10,882	$10,662
2019	$10,549	$12,574	$10,849	$11,075	$10,778
2019	$10,913	$13,402	$10,855	$11,214	$10,885
2019	$10,792	$13,469	$10,892	$11,239	$10,902
2019	$10,540	$13,193	$10,898	$11,530	$11,042
2019	$10,759	$13,474	$10,900	$11,468	$10,951
2019	$10,995	$13,817	$10,939	$11,503	$10,982
2019	$11,052	$14,201	$10,967	$11,497	$10,983
2019	$11,478	$14,627	$10,991	$11,489	$11,060
2020	$11,134	$14,538	$11,005	$11,710	$11,203
2020	$10,713	$13,309	$11,015	$11,921	$11,300
2020	$9,401	$11,548	$10,968	$11,851	$11,094
2020	$10,074	$12,809	$10,881	$12,061	$11,319
2020	$9,889	$13,428	$10,875	$12,118	$11,390
2020	$9,956	$13,783	$10,937	$12,194	$11,511
2020	$10,233	$14,443	$11,001	$12,376	$11,676
2020	$10,166	$15,408	$11,042	$12,276	$11,841
2020	$10,107	$14,876	$11,064	$12,269	$11,800
2020	$10,141	$14,420	$11,069	$12,215	$11,751
2020	$10,452	$16,263	$11,090	$12,334	$11,841
2020	$10,646	$16,953	$11,131	$12,351	$11,988
2021	$10,732	$16,784	$11,150	$12,263	$12,062
2021	$10,921	$17,215	$11,189	$12,086	$11,975
2021	$11,265	$17,787	$11,259	$11,935	$11,995
2021	$11,283	$18,615	$11,346	$12,029	$12,148
2021	$11,592	$18,906	$11,419	$12,068	$12,261
2021	$11,334	$19,165	$11,522	$12,153	$12,271
2021	$11,102	$19,508	$11,577	$12,289	$12,553
2021	$11,145	$19,994	$11,608	$12,266	$12,530
2021	$11,111	$19,163	$11,656	$12,160	$12,478
2021	$10,939	$20,249	$11,766	$12,156	$12,579
2021	$10,715	$19,805	$11,858	$12,192	$12,609
2021	$11,080	$20,652	$11,914	$12,161	$12,670
2022	$11,417	$19,559	$11,988	$11,899	$12,516
2022	$11,142	$19,064	$12,083	$11,766	$12,637
2022	$10,893	$19,587	$12,233	$11,439	$12,449
2022	$10,866	$17,960	$12,274	$11,005	$12,332
2022	$11,097	$17,974	$12,393	$11,076	$12,327
2022	$10,511	$16,417	$12,557	$10,902	$12,022
2022	$10,601	$17,720	$12,555	$11,169	$12,456
2022	$10,529	$16,980	$12,570	$10,853	$12,159
2022	$10,091	$15,401	$12,618	$10,384	$11,549
2022	$10,306	$16,507	$12,673	$10,250	$11,676
2022	$11,021	$17,655	$12,686	$10,627	$11,819
2022	$10,943	$16,905	$12,676	$10,579	$11,739
2023	$11,468	$18,101	$12,779	$10,904	$11,896
2023	$11,311	$17,666	$12,826	$10,622	$11,755
2023	$11,265	$18,212	$12,833	$10,892	$12,084
2023	$11,449	$18,531	$12,880	$10,958	$12,108
2023	$11,081	$18,346	$12,896	$10,839	$11,970
2023	$11,551	$19,456	$12,919	$10,800	$11,913
2023	$11,973	$20,109	$12,941	$10,793	$11,967
2023	$11,768	$19,629	$13,022	$10,724	$11,914
2023	$11,806	$18,782	$13,074	$10,451	$11,793
2023	$11,508	$18,237	$13,080	$10,286	$11,779
2023	$11,991	$19,947	$13,092	$10,752	$12,003
2023	$12,556	$20,926	$13,132	$11,164	$12,252
2024	$12,527	$21,177	$13,168	$11,133	$12,297
2024	$12,605	$22,075	$13,226	$10,976	$12,186
2024	$12,966	$22,778	$13,276	$11,077	$12,284
2024	$12,820	$21,938	$13,317	$10,797	$12,158
2024	$13,240	$22,918	$13,318	$10,980	$12,326
2024	$13,044	$23,384	$13,311	$11,084	$12,421
2024	$13,406	$23,796	$13,331	$11,343	$12,605
2024	$13,486	$24,425	$13,356	$11,506	$12,692
2024	$13,536	$24,873	$13,380	$11,660	$12,855
2024	$13,067	$24,379	$13,413	$11,371	$12,686
2024	$13,057	$25,498	$13,455	$11,491	$12,743
2024	$13,184	$24,833	$13,508	$11,303	$12,630
2025	$13,381	$25,710	$13,567	$11,363	$12,783
2025	$13,629	$25,525	$13,597	$11,613	$13,004

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Core Class*	8.12%	4.93%	3.14%
MSCI World Index	15.63%	13.91%	9.82%
Consumer Price Index	2.80%	4.30%	3.12%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	2.66%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.77% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.48% is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.45% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$1,991,493,754
Number of Portfolio Holdings	1,447
Portfolio Turnover Rate	129%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 133%.

What does the Fund invest in?

Industry Group SummaryFootnote Reference*

% of Equity Investments

Banks	14.9
Capital Goods	9.7
Materials	7.8
Automobiles & Components	7.7
Pharmaceuticals, Biotechnology & Life Sciences	6.9
Energy	6.7
Insurance	5.4
Financial Services	5.3
Technology Hardware & Equipment	5.3
Food, Beverage & Tobacco	5.0
Semiconductors & Semiconductor Equipment	4.4
Consumer Durables & Apparel	4.2
Transportation	4.0
Consumer Discretionary Distribution & Retail	3.2
Telecommunication Services	2.7
Health Care Equipment & Services	2.4
Media & Entertainment	1.8
Real Estate Management & Development	1.4
Consumer Staples Distribution & Retail	1.2
Utilities	0.7
Commercial & Professional Services	0.5
Equity Real Estate Investment Trusts (REITs)	0.1
Household & Personal Products	0.0
Consumer Services	(0.4)
Software & Services	(0.9)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Top Ten Holdings

% of Investments

U.S. Treasury Floating Rate Notes, 4.39%, due 04/30/26	9.6
U.S. Treasury Floating Rate Notes, 4.42%, due 07/31/26	7.7
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.4
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.3
iShares Core S&P 500 ETF	2.3
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
Roche Holding AG	0.8
Banco Bilbao Vizcaya Argentaria SA	0.6
3i Group PLC	0.5
Manulife Financial Corp.	0.5

Asset Class Summary

% of Total Net Assets

Common Stocks	79.9
Debt Obligations	26.8
Short-Term Investments	4.1
Investment Funds	2.9
Preferred Stocks	1.7
GMO Implementation FundsFootnote Reference**	0.2
Futures Contracts	0.2
Rights/Warrants	0.1
Swap Contracts	(0.0)
Securities Sold Short	(16.8)
Other	0.9
Footnote	Description
Footnote**	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Developed Equity Allocation Fund

Class III (GIOTX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO International Developed Equity Allocation Fund returned +17.03% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to allocate a little over 20% using a deep value approach, targeting the cheapest 20% of stocks, was additive as the MSCI EAFE Value Index outperformed the broad MSCI EAFE Index by a little over 6%. The small overweight to Japan, which lagged the MSCI EAFE Index, detracted marginally from relative performance. Stock selection within the core developed ex-U.S. exposure was very strong, and this was a key driver of outperformance of the benchmark.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI EAFE Index
2015	$10,000	$10,000
2015	$9,727	$9,848
2015	$10,213	$10,250
2015	$10,118	$10,198
2015	$9,846	$9,909
2015	$9,815	$10,115
2015	$9,128	$9,370
2015	$8,612	$8,895
2015	$9,039	$9,590
2015	$8,926	$9,441
2015	$8,701	$9,314
2016	$8,242	$8,640
2016	$7,991	$8,482
2016	$8,597	$9,034
2016	$8,775	$9,295
2016	$8,750	$9,211
2016	$8,512	$8,902
2016	$8,836	$9,353
2016	$8,879	$9,359
2016	$9,020	$9,474
2016	$8,910	$9,281
2016	$8,750	$9,096
2016	$8,984	$9,407
2017	$9,245	$9,680
2017	$9,379	$9,818
2017	$9,634	$10,088
2017	$9,844	$10,345
2017	$10,163	$10,725
2017	$10,214	$10,706
2017	$10,476	$11,015
2017	$10,617	$11,010
2017	$10,885	$11,284
2017	$11,153	$11,456
2017	$11,160	$11,576
2017	$11,354	$11,762
2018	$12,058	$12,352
2018	$11,387	$11,794
2018	$11,236	$11,562
2018	$11,236	$11,846
2018	$11,026	$11,580
2018	$10,579	$11,438
2018	$10,902	$11,720
2018	$10,631	$11,493
2018	$10,684	$11,593
2018	$9,706	$10,670
2018	$9,647	$10,657
2018	$9,114	$10,140
2019	$9,954	$10,806
2019	$10,070	$11,082
2019	$10,091	$11,151
2019	$10,391	$11,465
2019	$9,681	$10,914
2019	$10,275	$11,562
2019	$9,984	$11,415
2019	$9,738	$11,119
2019	$10,189	$11,438
2019	$10,682	$11,849
2019	$10,819	$11,982
2019	$11,341	$12,372
2020	$11,086	$12,113
2020	$10,285	$11,018
2020	$8,621	$9,548
2020	$9,294	$10,165
2020	$9,690	$10,607
2020	$10,030	$10,968
2020	$10,422	$11,224
2020	$10,734	$11,801
2020	$10,592	$11,494
2020	$10,195	$11,036
2020	$11,472	$12,746
2020	$12,180	$13,339
2021	$12,135	$13,197
2021	$12,550	$13,493
2021	$13,076	$13,803
2021	$13,387	$14,218
2021	$13,994	$14,728
2021	$13,661	$14,517
2021	$13,571	$14,626
2021	$13,697	$14,884
2021	$13,230	$14,452
2021	$13,445	$14,808
2021	$12,777	$14,118
2021	$13,535	$14,841
2022	$13,401	$14,124
2022	$12,911	$13,874
2022	$12,722	$13,963
2022	$11,979	$13,060
2022	$12,335	$13,158
2022	$11,174	$11,937
2022	$11,486	$12,532
2022	$10,963	$11,937
2022	$10,059	$10,820
2022	$10,661	$11,402
2022	$11,985	$12,686
2022	$11,859	$12,696
2023	$12,725	$13,725
2023	$12,494	$13,438
2023	$12,709	$13,771
2023	$12,923	$14,160
2023	$12,428	$13,561
2023	$13,253	$14,178
2023	$13,791	$14,637
2023	$13,361	$14,076
2023	$13,147	$13,595
2023	$12,651	$13,044
2023	$13,733	$14,255
2023	$14,346	$15,012
2024	$14,346	$15,098
2024	$14,628	$15,375
2024	$15,252	$15,863
2024	$14,962	$15,474
2024	$15,762	$16,073
2024	$15,217	$15,814
2024	$15,860	$16,278
2024	$16,335	$16,807
2024	$16,581	$16,962
2024	$15,675	$16,040
2024	$15,622	$15,949
2024	$15,872	$15,586
2025	$16,583	$16,405
2025	$17,119	$16,723

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	17.03%	10.73%	5.52%
MSCI EAFE Index	8.77%	8.70%	5.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.67% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$317,384,189
Number of Portfolio Holdings	4
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	69.6
GMO International Opportunistic Value Fund, Class IV	23.5
GMO-Usonian Japan Value Creation Fund, Class VI	6.9
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Developed Equity Allocation Fund

Class R6 (GAAWX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO International Developed Equity Allocation Fund returned +17.10% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to allocate a little over 20% using a deep value approach, targeting the cheapest 20% of stocks, was additive as the MSCI EAFE Value Index outperformed the broad MSCI EAFE Index by a little over 6%. The small overweight to Japan, which lagged the MSCI EAFE Index, detracted marginally from relative performance. Stock selection within the core developed ex-U.S. exposure was very strong, and this was a key driver of outperformance of the benchmark.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	MSCI EAFE Index
2021	$10,000	$10,000
2021	$9,596	$9,655
2021	$9,924	$9,872
2021	$10,340	$10,099
2021	$10,580	$10,403
2021	$11,066	$10,776
2021	$10,802	$10,621
2021	$10,731	$10,701
2021	$10,831	$10,890
2021	$10,461	$10,574
2021	$10,632	$10,834
2021	$10,104	$10,329
2021	$10,696	$10,858
2022	$10,590	$10,334
2022	$10,209	$10,151
2022	$10,060	$10,216
2022	$9,473	$9,555
2022	$9,754	$9,627
2022	$8,829	$8,734
2022	$9,082	$9,169
2022	$8,669	$8,733
2022	$7,954	$7,916
2022	$8,430	$8,342
2022	$9,471	$9,282
2022	$9,377	$9,289
2023	$10,062	$10,041
2023	$9,880	$9,832
2023	$10,049	$10,075
2023	$10,219	$10,360
2023	$9,827	$9,921
2023	$10,480	$10,373
2023	$10,905	$10,709
2023	$10,566	$10,298
2023	$10,389	$9,947
2023	$10,004	$9,543
2023	$10,853	$10,429
2023	$11,345	$10,983
2024	$11,338	$11,046
2024	$11,560	$11,249
2024	$12,054	$11,606
2024	$11,831	$11,321
2024	$12,464	$11,760
2024	$12,033	$11,570
2024	$12,535	$11,909
2024	$12,917	$12,296
2024	$13,112	$12,410
2024	$12,395	$11,735
2024	$12,354	$11,669
2024	$12,552	$11,403
2025	$13,107	$12,002
2025	$13,537	$12,235

Average Annual Total Returns

AATR	1 Year	1/22/2021 (commencement of operations)
Class R6*	17.10%	7.66%
MSCI EAFE Index	8.77%	5.04%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.67% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$317,384,189
Number of Portfolio Holdings	4
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	69.6
GMO International Opportunistic Value Fund, Class IV	23.5
GMO-Usonian Japan Value Creation Fund, Class VI	6.9
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Allocation Fund

Class III (GIEAX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO International Equity Allocation Fund returned +12.74% (net) for the fiscal year ended February 28, 2025, compared to +9.65% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s decision to allocate a little over 15% using a deep value approach, targeting the cheapest 20% of developed market stocks outside the U.S., was additive as the MSCI World ex USA Value Index outperformed the broad MSCI World ex USA Index by over 6%. The small overweight to Japan, which lagged the MSCI ACWI ex USA Index, detracted from relative performance. Stock selection within the core developed ex-U.S. exposure was very strong, and this was a key driver of outperformance of the benchmark, although it was partly offset by underperforming stock selection in emerging markets.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	MSCI ACWI ex USA
2015	$10,000	$10,000
2015	$9,716	$9,838
2015	$10,284	$10,335
2015	$10,104	$10,174
2015	$9,839	$9,890
2015	$9,642	$9,863
2015	$8,904	$9,109
2015	$8,491	$8,687
2015	$8,953	$9,333
2015	$8,796	$9,140
2015	$8,550	$8,968
2016	$8,123	$8,358
2016	$7,930	$8,263
2016	$8,662	$8,935
2016	$8,815	$9,170
2016	$8,754	$9,015
2016	$8,662	$8,877
2016	$9,025	$9,316
2016	$9,114	$9,375
2016	$9,243	$9,491
2016	$9,141	$9,354
2016	$8,923	$9,138
2016	$9,108	$9,371
2017	$9,441	$9,703
2017	$9,641	$9,858
2017	$9,908	$10,108
2017	$10,111	$10,324
2017	$10,416	$10,660
2017	$10,483	$10,693
2017	$10,804	$11,087
2017	$10,949	$11,145
2017	$11,083	$11,352
2017	$11,399	$11,565
2017	$11,399	$11,659
2017	$11,640	$11,920
2018	$12,439	$12,584
2018	$11,799	$11,990
2018	$11,650	$11,761
2018	$11,513	$11,967
2018	$11,289	$11,691
2018	$10,837	$11,471
2018	$11,173	$11,745
2018	$10,868	$11,499
2018	$10,955	$11,552
2018	$9,997	$10,612
2018	$10,052	$10,713
2018	$9,566	$10,227
2019	$10,463	$11,000
2019	$10,538	$11,215
2019	$10,575	$11,282
2019	$10,853	$11,580
2019	$10,163	$10,959
2019	$10,793	$11,619
2019	$10,553	$11,478
2019	$10,195	$11,123
2019	$10,628	$11,410
2019	$11,103	$11,808
2019	$11,219	$11,912
2019	$11,844	$12,428
2020	$11,442	$12,094
2020	$10,709	$11,138
2020	$9,000	$9,525
2020	$9,729	$10,247
2020	$10,084	$10,582
2020	$10,467	$11,061
2020	$10,955	$11,554
2020	$11,201	$12,048
2020	$11,005	$11,752
2020	$10,739	$11,500
2020	$11,949	$13,046
2020	$12,669	$13,752
2021	$12,775	$13,781
2021	$13,137	$14,054
2021	$13,539	$14,232
2021	$13,787	$14,651
2021	$14,332	$15,093
2021	$14,039	$15,011
2021	$13,783	$14,764
2021	$13,983	$15,045
2021	$13,490	$14,563
2021	$13,677	$14,910
2021	$13,004	$14,239
2021	$13,678	$14,828
2022	$13,514	$14,281
2022	$12,694	$13,998
2022	$12,250	$14,021
2022	$11,538	$13,140
2022	$11,827	$13,235
2022	$10,814	$12,096
2022	$10,979	$12,510
2022	$10,616	$12,108
2022	$9,625	$10,898
2022	$10,006	$11,224
2022	$11,312	$12,548
2022	$11,092	$12,455
2023	$11,953	$13,465
2023	$11,546	$12,992
2023	$11,745	$13,310
2023	$11,894	$13,541
2023	$11,505	$13,049
2023	$12,144	$13,634
2023	$12,728	$14,188
2023	$12,216	$13,548
2023	$12,074	$13,120
2023	$11,681	$12,578
2023	$12,691	$13,711
2023	$13,336	$14,400
2024	$13,249	$14,257
2024	$13,569	$14,617
2024	$13,987	$15,052
2024	$13,851	$14,804
2024	$14,458	$15,233
2024	$14,123	$15,219
2024	$14,544	$15,571
2024	$14,932	$16,015
2024	$15,252	$16,446
2024	$14,466	$15,639
2024	$14,372	$15,498
2024	$14,456	$15,196
2025	$14,972	$15,809
2025	$15,298	$16,028

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	12.74%	7.39%	4.34%
MSCI ACWI ex USA	9.65%	7.55%	4.83%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.71% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$321,126,935
Number of Portfolio Holdings	5
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	47.4
GMO Emerging Markets Fund, Class VI	27.0
GMO International Opportunistic Value Fund, Class IV	18.8
GMO-Usonian Japan Value Creation Fund, Class VI	6.8
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Allocation Fund

Class R6 (GSXMX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO International Equity Allocation Fund returned +12.78% (net) for the fiscal year ended February 28, 2025, compared to +9.65% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s decision to allocate a little over 15% using a deep value approach, targeting the cheapest 20% of developed market stocks outside the U.S., was additive as the MSCI World ex USA Value Index outperformed the broad MSCI World ex USA Index by over 6%. The small overweight to Japan, which lagged the MSCI ACWI ex USA Index, detracted from relative performance. Stock selection within the core developed ex-U.S. exposure was very strong, and this was a key driver of outperformance of the benchmark, although it was partly offset by underperforming stock selection in emerging markets.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class R6	MSCI ACWI ex USA
2019	$10,000	$10,000
2019	$10,425	$10,257
2019	$10,894	$10,615
2019	$11,005	$10,709
2019	$11,617	$11,173
2020	$11,223	$10,872
2020	$10,504	$10,013
2020	$8,831	$8,563
2020	$9,543	$9,212
2020	$9,891	$9,514
2020	$10,266	$9,944
2020	$10,745	$10,387
2020	$10,987	$10,831
2020	$10,795	$10,565
2020	$10,534	$10,338
2020	$11,721	$11,729
2020	$12,427	$12,363
2021	$12,531	$12,390
2021	$12,886	$12,635
2021	$13,281	$12,795
2021	$13,524	$13,171
2021	$14,059	$13,568
2021	$13,772	$13,495
2021	$13,520	$13,273
2021	$13,716	$13,525
2021	$13,232	$13,092
2021	$13,416	$13,404
2021	$12,756	$12,801
2021	$13,417	$13,330
2022	$13,256	$12,839
2022	$12,452	$12,585
2022	$12,016	$12,605
2022	$11,317	$11,813
2022	$11,601	$11,898
2022	$10,606	$10,874
2022	$10,769	$11,247
2022	$10,412	$10,885
2022	$9,440	$9,797
2022	$9,814	$10,090
2022	$11,096	$11,281
2022	$10,880	$11,197
2023	$11,725	$12,105
2023	$11,325	$11,680
2023	$11,520	$11,965
2023	$11,667	$12,173
2023	$11,285	$11,731
2023	$11,912	$12,257
2023	$12,485	$12,755
2023	$11,983	$12,179
2023	$11,844	$11,795
2023	$11,463	$11,308
2023	$12,444	$12,326
2023	$13,082	$12,945
2024	$12,996	$12,817
2024	$13,306	$13,141
2024	$13,721	$13,532
2024	$13,587	$13,309
2024	$14,183	$13,695
2024	$13,854	$13,682
2024	$14,267	$13,999
2024	$14,648	$14,397
2024	$14,957	$14,785
2024	$14,190	$14,060
2024	$14,098	$13,932
2024	$14,180	$13,662
2025	$14,687	$14,212
2025	$15,007	$14,409

Average Annual Total Returns

AATR	1 Year	5 Years	8/30/2019 (commencement of operations)
Class R6*	12.78%	7.40%	7.66%
MSCI ACWI ex USA	9.65%	7.55%	6.87%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.71% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$321,126,935
Number of Portfolio Holdings	5
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	47.4
GMO Emerging Markets Fund, Class VI	27.0
GMO International Opportunistic Value Fund, Class IV	18.8
GMO-Usonian Japan Value Creation Fund, Class VI	6.8
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Strategic Opportunities Allocation Fund

Class III (GBATX)

Annual Shareholder Report - February 28, 2025

This annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$37Footnote Reference1	0.36%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.35%.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Strategic Opportunities Allocation Fund returned 7.46% (net) for the fiscal year ended February 28, 2025, as compared with 13.14% for the GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series) and 25% Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)).

The Fund’s circa 19% off-benchmark position in alternatives had a detrimental impact on relative performance as it delivered a negative return, lagging well behind the Fund benchmark as traditional equity and fixed income assets performed well. The Equity Dislocation Strategy, which is long cheap Value stocks and short expensive Growth stocks, endured a challenging year as Growth significantly outperformed. The Fund held an average 68% in equities over the period, and the return of 8.8% lagged the MSCI World return of 15.6%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial headwind as the U.S. outperformed. Security selection in developed ex-U.S. markets was strong but was more than offset by challenging security selection in the U.S. and emerging markets. The Fund held an average of 13% in Fixed Income and this posted 7.1%, which was nicely ahead of the 5.8% return from the Bloomberg U.S. Aggregate index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified index returned 9.8%, and our portfolio was comfortably ahead of this with a 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.95% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2025

Fund Performance

Change in Value of a $10,000 Investment

	Class III	Bloomberg U.S. Aggregate Index	GMO Strategic Opportunities Allocation Index**	MSCI World Index
2015	$10,000	$10,000	$10,000	$10,000
2015	$9,667	$10,046	$9,894	$9,843
2015	$9,918	$10,010	$10,059	$10,074
2015	$9,840	$9,986	$10,079	$10,109
2015	$9,680	$9,877	$9,876	$9,874
2015	$9,602	$9,946	$10,026	$10,051
2015	$9,118	$9,932	$9,525	$9,386
2015	$8,874	$9,999	$9,278	$9,040
2015	$9,281	$10,001	$9,829	$9,756
2015	$9,200	$9,974	$9,786	$9,708
2015	$9,029	$9,942	$9,649	$9,537
2016	$8,740	$10,079	$9,250	$8,967
2016	$8,700	$10,150	$9,214	$8,900
2016	$9,274	$10,243	$9,704	$9,504
2016	$9,354	$10,283	$9,829	$9,654
2016	$9,339	$10,285	$9,871	$9,708
2016	$9,339	$10,470	$9,832	$9,600
2016	$9,616	$10,536	$10,159	$10,005
2016	$9,681	$10,524	$10,163	$10,013
2016	$9,761	$10,518	$10,202	$10,067
2016	$9,656	$10,438	$10,034	$9,872
2016	$9,566	$10,191	$10,083	$10,014
2016	$9,702	$10,205	$10,268	$10,253
2017	$9,923	$10,225	$10,458	$10,501
2017	$10,143	$10,294	$10,694	$10,792
2017	$10,297	$10,289	$10,778	$10,907
2017	$10,446	$10,368	$10,918	$11,069
2017	$10,641	$10,448	$11,112	$11,303
2017	$10,693	$10,437	$11,142	$11,346
2017	$10,897	$10,482	$11,354	$11,618
2017	$11,021	$10,576	$11,391	$11,634
2017	$11,103	$10,526	$11,569	$11,895
2017	$11,360	$10,532	$11,735	$12,120
2017	$11,422	$10,518	$11,922	$12,383
2017	$11,575	$10,567	$12,056	$12,550
2018	$12,093	$10,445	$12,499	$13,213
2018	$11,675	$10,346	$12,081	$12,665
2018	$11,569	$10,412	$11,897	$12,381
2018	$11,464	$10,335	$11,984	$12,532
2018	$11,416	$10,409	$12,061	$12,610
2018	$11,178	$10,396	$12,053	$12,604
2018	$11,460	$10,398	$12,336	$12,998
2018	$11,361	$10,465	$12,471	$13,159
2018	$11,405	$10,398	$12,503	$13,232
2018	$10,764	$10,316	$11,789	$12,260
2018	$10,880	$10,377	$11,908	$12,400
2018	$10,474	$10,568	$11,283	$11,457
2019	$11,174	$10,680	$11,972	$12,348
2019	$11,273	$10,674	$12,240	$12,720
2019	$11,360	$10,879	$12,419	$12,887
2019	$11,597	$10,882	$12,750	$13,344
2019	$11,093	$11,075	$12,255	$12,574
2019	$11,649	$11,214	$12,899	$13,402
2019	$11,570	$11,239	$12,954	$13,469
2019	$11,300	$11,530	$12,839	$13,193
2019	$11,588	$11,468	$13,027	$13,474
2019	$11,917	$11,503	$13,286	$13,817
2019	$12,052	$11,497	$13,561	$14,201
2019	$12,526	$11,489	$13,864	$14,627
2020	$12,215	$11,710	$13,867	$14,538
2020	$11,563	$11,921	$13,050	$13,309
2020	$10,003	$11,851	$11,736	$11,548
2020	$10,801	$12,061	$12,750	$12,809
2020	$11,063	$12,118	$13,226	$13,428
2020	$11,338	$12,194	$13,510	$13,783
2020	$11,750	$12,376	$14,045	$14,443
2020	$11,990	$12,276	$14,720	$15,408
2020	$11,774	$12,269	$14,337	$14,876
2020	$11,608	$12,215	$13,992	$14,420
2020	$12,644	$12,334	$15,368	$16,263
2020	$13,129	$12,351	$15,861	$16,953
2021	$13,231	$12,263	$15,715	$16,784
2021	$13,721	$12,086	$15,960	$17,215
2021	$14,369	$11,935	$16,309	$17,787
2021	$14,530	$12,029	$16,910	$18,615
2021	$15,007	$12,068	$17,122	$18,906
2021	$14,665	$12,153	$17,328	$19,165
2021	$14,499	$12,289	$17,609	$19,508
2021	$14,641	$12,266	$17,929	$19,994
2021	$14,319	$12,160	$17,332	$19,163
2021	$14,472	$12,156	$18,067	$20,249
2021	$14,087	$12,192	$17,784	$19,805
2021	$14,758	$12,161	$18,342	$20,652
2022	$14,806	$11,899	$17,516	$19,559
2022	$14,211	$11,766	$17,135	$19,064
2022	$13,925	$11,439	$17,368	$19,587
2022	$13,425	$11,005	$16,121	$17,960
2022	$13,774	$11,076	$16,157	$17,974
2022	$12,759	$10,902	$15,044	$16,417
2022	$13,144	$11,169	$16,031	$17,720
2022	$12,771	$10,853	$15,415	$16,980
2022	$11,829	$10,384	$14,174	$15,401
2022	$12,317	$10,250	$14,892	$16,507
2022	$13,400	$10,627	$15,805	$17,655
2022	$13,106	$10,579	$15,284	$16,905
2023	$13,911	$10,904	$16,212	$18,101
2023	$13,631	$10,622	$15,815	$17,666
2023	$13,675	$10,892	$16,282	$18,212
2023	$13,841	$10,958	$16,521	$18,531
2023	$13,491	$10,839	$16,352	$18,346
2023	$14,104	$10,800	$17,080	$19,456
2023	$14,580	$10,793	$17,507	$20,109
2023	$14,316	$10,724	$17,165	$19,629
2023	$14,166	$10,451	$16,501	$18,782
2023	$13,788	$10,286	$16,077	$18,237
2023	$14,598	$10,752	$17,389	$19,947
2023	$15,377	$11,164	$18,196	$20,926
2024	$15,386	$11,133	$18,347	$21,177
2024	$15,599	$10,976	$18,866	$22,075
2024	$16,110	$11,077	$19,360	$22,778
2024	$15,785	$10,797	$18,702	$21,938
2024	$16,352	$10,980	$19,408	$22,918
2024	$16,138	$11,084	$19,750	$23,384
2024	$16,672	$11,343	$20,126	$23,796
2024	$16,878	$11,506	$20,597	$24,425
2024	$17,027	$11,660	$20,949	$24,873
2024	$16,383	$11,371	$20,508	$24,379
2024	$16,495	$11,491	$21,268	$25,498
2024	$16,222	$11,303	$20,765	$24,833
2025	$16,616	$11,363	$21,342	$25,710
2025	$16,763	$11,613	$21,344	$25,525

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	7.46%	7.71%	5.30%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
GMO Strategic Opportunities Allocation Index**	13.14%	10.34%	7.88%
MSCI World Index	15.63%	13.91%	9.82%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.95% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

**The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO and comprised of 75% MSCI World Index and 25% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.94% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.82% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2025

Key Fund Statistics

Total Net Assets	$171,367,865
Number of Portfolio Holdings	32
Portfolio Turnover Rate	78%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	47.9
GMO U.S. Equity Funds	20.3
GMO Alternative Funds	15.4
GMO Implementation FundsFootnote Reference*	8.3
GMO Fixed Income Funds	7.7
Common Stocks	0.4
Debt Obligations	0.0
Short-Term Investments	0.0
Swaps	(0.0)
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	17.1
GMO Alternative Allocation Fund, Class VI	15.4
GMO International Opportunistic Value Fund, Class IV	8.6
GMO U.S. Opportunistic Value Fund, Class VI	8.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.2
GMO Asset Allocation Bond Fund, Class VI	6.2
GMO Emerging Markets Fund, Class VI	5.8
GMO U.S. Equity Fund, Class VI	5.6
GMO Emerging Country Debt, Class VI	3.9
GMO Multi-Sector Fixed Income Fund, Class IV	3.8

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

Item 2. Code of Ethics.

As of February 28, 2025, the registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 (the “Code of Ethics”). During the year ended February 28, 2025 there were no substantive amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee. The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services. *

(a)

AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2025 and 2024 were $1,714,873 and $1,558,243, respectively.

(b)

AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2025 and 2024 for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $51,113 and $30,420, respectively. The aggregate fees billed in 2025 and 2024 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $423,857 and $402,790, respectively.

(c)

TAX FEES: The aggregate fees billed to the registrant in 2025 and 2024 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations, were $1,163,107 and $883,302, respectively. The aggregate fees billed in 2025 and 2024 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $0 and $0, respectively.

(d)

ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2025 and 2024.

(e)

(1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)	(2) None.

(f)	Not applicable.

(g)

NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2025 and 2024 for non-audit services rendered to the registrant and the registrant’s Service Affiliates were $1,673,077 and $1,351,512, respectively. For the fiscal year ended February 28, 2025, this amount reflects the amounts disclosed above in Item 4(b), (c), (d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 29, 2024, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services by the registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

*	Includes information regarding all series of GMO Trust.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Investments.

The complete schedule of investments for each series of the registrant is included as part of the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GMO Trust

Annual Financial Statements and Other Information

February 28, 2025

Climate Change Fund

Emerging Markets ex-China Fund

Emerging Markets Fund

International Equity Fund

International Opportunistic Value Fund

Japan Value Creation Fund

Quality Cyclicals Fund

Quality Fund

Resource Transition Fund

Resources Fund

Small Cap Quality Fund

U. S. Equity Fund

U. S. Opportunistic Value Fund

U. S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 94.7%

		Australia — 0.3%
	320,055	Clean TeQ Water Ltd. * (a)		47,252
	451,213	IGO Ltd.		1,120,300
	1,399,037	Sunrise Energy Metals Ltd. * (a)		233,128

		Total Australia		1,400,680

		Brazil — 1.0%
	533,600	Suzano SA		5,103,397

		Canada — 6.5%
	476,293	Anaergia, Inc. *		332,507
	447,038	First Quantum Minerals Ltd. *		5,546,454
	1,925,700	Greenlane Renewables, Inc. *		119,795
	1,981,987	Ivanhoe Mines Ltd. – Class A*		18,809,526
	1,008,392	Largo, Inc. *		1,728,572
	166,688	Li-Cycle Holdings Corp. * (a)		36,671
	915,500	NexGen Energy Ltd. *		4,828,246
	172,400	Northland Power, Inc. (a)		2,367,782

		Total Canada		33,769,553

		China — 0.7%
	1,278,000	CMOC Group Ltd. – Class H		861,016
	779,476	Yutong Bus Co. Ltd. – Class A		2,824,057

		Total China		3,685,073

		Denmark — 2.6%
	7,480	Rockwool AS – B Shares		2,956,406
	765,724	Vestas Wind Systems AS *		10,784,229

		Total Denmark		13,740,635

		Finland — 2.4%
	148,784	Kemira OYJ		3,280,400
	1,001,712	Neste OYJ		8,976,957

		Total Finland		12,257,357

		France — 9.8%
	130,255	Nexans SA		13,579,938
	10,405	Schneider Electric SE		2,556,347
	126,799	STMicroelectronics NV		3,166,877
	1,531,952	Valeo SE		16,104,883
	460,942	Veolia Environnement SA		13,812,994
	114,522	Waga Energy SA * (a)		1,675,955

		Total France		50,896,994

		Germany — 3.9%
	177,301	E.ON SE		2,261,400
	312,214	Infineon Technologies AG		11,580,978
	74,205	Knorr-Bremse AG		6,436,623

		Total Germany		20,279,001

$			$
Shares		Description	Value ($)
		Ireland — 0.5%
	33,780	Kingspan Group PLC		2,777,620

		Italy — 0.5%
	348,420	Enel SpA		2,551,489

		Japan — 3.5%
	37,600	Daikin Industries Ltd.		3,936,535
	190,200	GS Yuasa Corp.		3,032,266
	142,700	Kansai Electric Power Co., Inc.		1,651,271
	423,000	Renesas Electronics Corp.		7,062,621
	143,700	Yokogawa Electric Corp.		2,755,030

		Total Japan		18,437,723

		Mexico — 2.4%
	2,280,969	Grupo Mexico SAB de CV – Series B		10,731,230
	2,801,626	Orbia Advance Corp. SAB de CV		1,935,540

		Total Mexico		12,666,770

		Netherlands — 0.5%
	49,228	Arcadis NV		2,442,676

		Norway — 1.9%
	598,240	Austevoll Seafood ASA		5,697,298
	39,085	Bakkafrost P/F		1,965,044
	105,422	Mowi ASA		1,963,709

		Total Norway		9,626,051

		Russia — 0.0%
	7,221,500	GMK Norilskiy Nickel PAO * (b) (c)		—
	120,856	PhosAgro PJSC (b) (c)		—
	2,335	PhosAgro PJSC GDR * (b) (c)		—

		Total Russia		—

		South Korea — 6.8%
	32,998	CS Wind Corp.		923,911
	148,743	LG Chem Ltd. *		23,988,679
	67,902	Samsung SDI Co. Ltd.		10,481,905

		Total South Korea		35,394,495

		Spain — 2.7%
	20,833	Acciona SA		2,540,317
	137,622	Endesa SA		3,054,302
	213,109	Iberdrola SA		3,077,199
	145,558	Redeia Corp. SA		2,605,262
	332,590	Solaria Energia y Medio Ambiente SA *		2,706,690

		Total Spain		13,983,770

		Switzerland — 0.3%
	25,328	Landis & Gyr Group AG		1,426,502

		Ukraine — 0.2%
	219,994	Kernel Holding SA *		1,257,315

1	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United Kingdom — 1.0%
	460,000	Lifezone Metals Ltd. *		2,474,800
	233,676	National Grid PLC		2,870,283

		Total United Kingdom		5,345,083

		United States — 47.2%
	66,000	Advanced Drainage Systems, Inc.		7,351,740
	342,762	Aemetis, Inc. * (a)		616,972
	58,132	AGCO Corp.		5,637,060
	20,400	Air Products & Chemicals, Inc.		6,449,460
	91,900	Albemarle Corp.		7,079,057
	1,004,370	Ameresco, Inc. – Class A*		11,851,566
	2,298,400	Array Technologies, Inc. *		12,135,552
	91,500	Axcelis Technologies, Inc. *		5,013,285
	320,091	BorgWarner, Inc.		9,529,109
	101,000	Carrier Global Corp.		6,544,800
	4,335,989	Clean Energy Fuels Corp. *		8,845,418
	26,200	Consolidated Edison, Inc.		2,659,824
	7,600	Constellation Energy Corp.		1,904,142
	93,439	Corteva, Inc.		5,884,788
	653,810	Darling Ingredients, Inc. *		23,596,003
	34,967	Edison International		1,903,604
	33,703	EnerSys		3,420,517
	122,622	Enphase Energy, Inc. *		7,029,919
	69,739	Exelon Corp.		3,082,464
	64,395	First Solar, Inc. *		8,769,311
	217,156	Freeport-McMoRan, Inc.		8,015,228
	1,171,395	Gevo, Inc. * (a)		1,651,667
	4,255,591	GrafTech International Ltd. *		4,979,042
	1,137,921	Green Plains, Inc. *		6,679,596
	16,500	Hubbell, Inc.		6,131,235
	215,400	NEXTracker, Inc. – Class A*		9,481,908
	135,348	ON Semiconductor Corp. *		6,368,123
	91,100	Ormat Technologies, Inc.		6,362,424
	15,909	Owens Corning		2,450,622
	26,172	Pentair PLC		2,465,402
	34,250	PotlatchDeltic Corp. – (REIT)		1,590,228
	1,157,776	SolarEdge Technologies, Inc. *		19,091,726
	2,643,019	Sunrun, Inc. *		19,161,888
	23,595	TE Connectivity PLC		3,634,338
	8,000	Trane Technologies PLC		2,829,600
	9,500	Valmont Industries, Inc.		3,309,515
	20,500	Veralto Corp.		2,045,080

		Total United States		245,552,213

		TOTAL COMMON STOCKS (COST $756,714,261)		492,594,397

$			$
Shares		Description	Value ($)
		PREFERRED STOCKS (d) —3.1%

		Chile — 3.1%
	416,704	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)		15,988,932

		TOTAL PREFERRED STOCKS (COST $17,638,458)		15,988,932

		MUTUAL FUNDS — 2.2%

		United States — 2.2%
		Affiliated Issuers — 2.2%
	2,308,479	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		11,565,483

		Total United States		11,565,483

		TOTAL MUTUAL FUNDS (COST $11,565,399)		11,565,483

		SHORT-TERM INVESTMENTS — 0.0%

		Money Market Funds — 0.0%
	215,267	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (e)		215,267

		TOTAL SHORT-TERM INVESTMENTS (COST $215,267)		215,267

		TOTAL INVESTMENTS — 100.0% (Cost $786,133,385)		520,364,079
		Other Assets and Liabilities (net) — (0.0)%		(165,535)

		TOTAL NET ASSETS — 100.0%		$520,198,544

See accompanying notes to the financial statements.	2

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
GMK Norilskiy Nickel PAO	04/11/18	$21,636,323	0.0%	$—
PhosAgro PJSC	08/09/19	5,614,147	0.0%	—
PhosAgro PJSC GDR	08/09/19	36,037	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.
(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

3	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 90.7%

		Brazil — 5.1%
	116,387	Cia de Saneamento de Minas Gerais Copasa MG		460,001
	48,262	Cia De Sanena Do Parana		223,455
	97,631	CPFL Energia SA		581,708
	128,400	JBS SA		675,841
	45,700	Pagseguro Digital Ltd. – Class A*		336,352
	49,921	Petroleo Brasileiro SA		331,102
	6,600	Porto Seguro SA		42,620
	10,092	Vale SA Sponsored ADR		95,168
	304,500	Vibra Energia SA		880,248

		Total Brazil		3,626,495

		Czech Republic — 0.3%
	6,689	Moneta Money Bank AS		37,593
	235	Philip Morris CR AS		166,818

		Total Czech Republic		204,411

		Egypt — 0.7%
	51,221	Abou Kir Fertilizers & Chemical Industries		59,464
	138,712	Commercial International Bank - Egypt (CIB)		207,315
	293,698	Eastern Co. SAE		179,756
	46,203	EFG Holding SAE *		23,715
	35,621	ElSewedy Electric Co.		56,552

		Total Egypt		526,802

		Hungary — 4.6%
	33,308	Magyar Telekom Telecommunications PLC		136,429
	43,815	MOL Hungarian Oil & Gas PLC		324,872
	6,280	Opus Global Nyrt		9,539
	37,980	OTP Bank Nyrt		2,330,998
	15,652	Richter Gedeon Nyrt		436,025

		Total Hungary		3,237,863

		India — 16.6%
	3,400	63 Moons Technologies Ltd.		27,042
	9,355	Ashapura Minechem Ltd. *		36,944
	38,129	Ashoka Buildcon Ltd. *		75,843
	23,423	Aurobindo Pharma Ltd. *		283,724
	2,754	Avanti Feeds Ltd.		21,906
	191,282	Bharat Petroleum Corp. Ltd.		523,818
	78,754	Brightcom Group Ltd. * (a)		9,255
	1,821	Caplin Point Laboratories Ltd.		38,193
	43,102	Chambal Fertilisers & Chemicals Ltd.		265,035
	43,511	Cipla Ltd.		701,248
	11,200	Dr. Reddy’s Laboratories Ltd. ADR		143,136
	68,647	Dr. Reddy’s Laboratories Ltd.		877,194
	768	eClerx Services Ltd.		24,994
	10,100	Federal Bank Ltd.		20,692
	45,201	Firstsource Solutions Ltd.		178,949
	41,457	GAIL India Ltd.		75,490
$			$
Shares		Description	Value ($)
		India — continued
	12,255	GHCL Ltd.		80,929
	20,898	Glenmark Pharmaceuticals Ltd.		307,862
	32,800	Godawari Power & Ispat Ltd.		59,191
	25,846	Goldiam International Ltd.		108,882
	12,789	Great Eastern Shipping Co. Ltd.		119,217
	4,437	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.		23,744
	73,843	Gujarat State Fertilizers & Chemicals Ltd.		141,022
	4,027	Gujarat State Petronet Ltd.		12,671
	6,143	HCL Technologies Ltd.		111,300
	2,500	HDFC Bank Ltd. ADR		154,050
	2,204	Hero MotoCorp Ltd.		93,660
	15,706	Hindalco Industries Ltd.		114,630
	1,184	ICICI Securities Ltd.		10,922
	215,029	Indian Oil Corp. Ltd.		281,827
	4,826	Infosys Ltd.		94,661
	13,800	Infosys Ltd. Sponsored ADR		277,380
	7,266	ITC Hotels Ltd. *		13,660
	33,927	ITC Ltd.		154,086
	1,028	JB Chemicals & Pharmaceuticals Ltd.		19,476
	126,889	JM Financial Ltd.		134,025
	1,075	Kaveri Seed Co. Ltd.		12,415
	1,754	KNR Constructions Ltd.		4,469
	1,459	KRBL Ltd.		4,233
	5,082	LT Foods Ltd.		19,878
	6,699	Lupin Ltd.		146,594
	4,359	Mahanagar Gas Ltd.		61,846
	6,300	Mahindra & Mahindra Ltd.		187,680
	396,157	Manappuram Finance Ltd.		911,142
	7,024	Marksans Pharma Ltd.		16,589
	7,299	Muthoot Finance Ltd.		178,377
	25,099	Natco Pharma Ltd.		222,493
	1,982	Nippon Life India Asset Management Ltd.		11,697
	224,335	NMDC Ltd.		161,723
	424,482	Oil & Natural Gas Corp. Ltd.		1,102,655
	5,423	Oil India Ltd.		21,392
	181,797	Petronet LNG Ltd.		591,370
	1,862	Pokarna Ltd.		23,679
	146,481	Power Grid Corp. of India Ltd.		423,334
	1,260	PTC India Ltd.		2,028
	209,130	Sammaan Capital Ltd.		265,983
	164	Sanofi India Ltd.		9,517
	2,643	Sharda Cropchem Ltd.		15,210
	55,480	Shriram Finance Ltd.		394,645
	18,094	Siyaram Silk Mills Ltd.		126,092
	19,612	Sun Pharmaceutical Industries Ltd.		356,949
	22,481	Sun TV Network Ltd.		144,079
	6,728	Suven Pharmaceuticals Ltd. *		94,354
	3,296	UTI Asset Management Co. Ltd.		35,491
	1,873	West Coast Paper Mills Ltd.		8,451
	81,357	Wipro Ltd.		260,619
	21,582	Zydus Lifesciences Ltd.		216,808

		Total India		11,648,450

See accompanying notes to the financial statements.	4

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Indonesia — 5.9%
	1,465,800	AKR Corporindo Tbk. PT		109,716
	634,900	Aneka Tambang Tbk. PT		60,898
	3,197,900	Astra International Tbk. PT		874,509
	193,400	Bank BTPN Syariah Tbk. PT		10,223
	462,200	Bank Central Asia Tbk. PT		235,535
	1,392,000	Bank Mandiri Persero Tbk. PT		389,731
	3,010,000	Bank Negara Indonesia Persero Tbk. PT		734,901
	68,400	Bank Rakyat Indonesia Persero Tbk. PT		14,021
	2,057,400	Dharma Satya Nusantara Tbk. PT		112,898
	30,100	Indah Kiat Pulp & Paper Tbk. PT		8,545
	110,500	Indofood CBP Sukses Makmur Tbk. PT		69,645
	1,307,300	Indofood Sukses Makmur Tbk. PT		561,912
	993,300	Japfa Comfeed Indonesia Tbk. PT		111,836
	530,800	Kalbe Farma Tbk. PT		34,573
	558,800	Medco Energi Internasional Tbk. PT		33,849
	6,529,100	Panin Financial Tbk. PT *		122,261
	2,674,900	Perusahaan Gas Negara Tbk. PT		243,289
	1,038,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT		61,133
	976,700	Saratoga Investama Sedaya Tbk. PT		95,930
	2,502,900	Surya Citra Media Tbk. PT		28,783
	1,800	Telkom Indonesia Persero Tbk. PT ADR		26,136
	735,900	Telkom Indonesia Persero Tbk. PT		105,331
	1,514,400	Triputra Agro Persada PT		73,637
	113,200	Unilever Indonesia Tbk. PT		6,937

		Total Indonesia		4,126,229

		Mexico — 3.3%
	25,800	America Movil SAB de CV – Series B		18,339
	24,860	Arca Continental SAB de CV		257,103
	17,264	Banco del Bajio SA		39,099
	7,283	Bolsa Mexicana de Valores SAB de CV		12,933
	78,400	Cemex SAB de CV		48,366
	8,500	Cemex SAB de CV Sponsored ADR		52,700
	4,101	Coca-Cola Femsa SAB de CV Sponsored ADR		365,563
	539,400	Credito Real SAB de CV SOFOM ER * (b)		—
	25,700	El Puerto de Liverpool SAB de CV – Class C1		126,224
	106,800	Genomma Lab Internacional SAB de CV – Class B		133,955
	88,635	Gentera SAB de CV		123,763
	2,012	Gruma SAB de CV – Class B		34,689
	100	Grupo Aeroportuario del Sureste SAB de CV ADR		27,082
	691	Grupo Aeroportuario del Sureste SAB de CV – Class B		18,596
	3,100	Grupo Comercial Chedraui SA de CV		17,791
	144,812	Grupo Financiero Banorte SAB de CV – Class O		1,023,843

		Total Mexico		2,300,046

		Qatar — 0.6%
	51,900	Industries Qatar QSC		188,436
$			$
Shares		Description	Value ($)
		Qatar — continued
	45,660	Qatar National Bank QPSC		208,093

		Total Qatar		396,529

		Russia — 0.0%
	4,036,000	Alrosa PJSC (b) (c)		—
	131,280	Evraz PLC * (b)		—
	236,860,000	Federal Grid Co-Rosseti PJSC * (b) (c)		—
	102,255	Gazprom Neft PJSC (b) (c)		—
	897,812	Gazprom PJSC (b) (c)		—
	783,200	GMK Norilskiy Nickel PAO * (b) (c)		—
	6,151,400	Inter RAO UES PJSC (b) (c)		—
	122,088	LUKOIL PJSC (b) (c)		—
	4,327,340	Magnitogorsk Iron & Steel Works PJSC (b) (c)		—
	88,090	Moscow Exchange MICEX-RTS PJSC (b) (c)		—
	93,370	Novatek PJSC (b) (c)		—
	1,403,510	Novolipetsk Steel PJSC (b) (c)		—
	4,917	PhosAgro PJSC (b) (c)		—
	95	PhosAgro PJSC GDR * (b) (c)		—
	11,902	Polyus PJSC * (b) (c)		—
	1	Polyus PJSC GDR * (b) (c)		—
	50,074,400	RusHydro PJSC * (b) (c)		—
	3,446,432	Sberbank of Russia PJSC (b) (c)		—
	140,607	Severstal PAO GDR (Registered) * (b) (c)		—
	2,387,800	Surgutneftegas PAO (b) (c)		—
	657,084	Tatneft PJSC (b) (c)		—

		Total Russia		—

		Saudi Arabia — 0.0%
	6,514	Arab National Bank		37,564

		South Africa — 0.7%
	16,506	AVI Ltd.		82,428
	1,500	Clicks Group Ltd.		27,767
	7,877	Coronation Fund Managers Ltd.		16,253
	6,172	Mr. Price Group Ltd.		79,875
	1,548	Nedbank Group Ltd.		23,179
	56,222	Ninety One Ltd.		98,706
	10,910	Omnia Holdings Ltd.		37,336
	10,363	Tiger Brands Ltd.		151,241

		Total South Africa		516,785

		South Korea — 15.2%
	4,547	Cheil Worldwide, Inc.		55,659
	3,620	Coway Co. Ltd.		200,440
	10,777	Daou Data Corp.		80,493
	331	DB Insurance Co. Ltd.		20,739
	3,016	Doosan Bobcat, Inc.		97,213
	1,008	GS Holdings Corp.		24,865
	11,324	Hana Financial Group, Inc.		461,797
	3,633	Hankook Tire & Technology Co. Ltd. *		94,235
	7,001	Hyundai Glovis Co. Ltd.		624,635

5	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		South Korea — continued
	6,055	Hyundai Marine & Fire Insurance Co. Ltd.		96,451
	8,773	Hyundai Mobis Co. Ltd.		1,476,291
	913	JB Financial Group Co. Ltd.		10,772
	7,979	KB Financial Group, Inc.		428,064
	1,341	KCC Glass Corp.		28,562
	32,864	Kia Corp.		2,101,618
	1,075	Korea Investment Holdings Co. Ltd.		58,767
	18,218	KT&G Corp.		1,223,646
	2,181	Kyung Dong Navien Co. Ltd.		125,410
	773	LG Electronics, Inc.		41,860
	1,930	Mirae Asset Securities Co. Ltd.		11,589
	58	S-1 Corp.		2,421
	45,072	Samsung Electronics Co. Ltd.		1,686,611
	5,559	Samsung Securities Co. Ltd.		173,931
	17,107	Shinhan Financial Group Co. Ltd.		541,078
	90,306	Woori Financial Group, Inc.		1,024,397
	654	Youngone Corp. *		21,350

		Total South Korea		10,712,894

		Taiwan — 29.9%
	13,000	Acter Group Corp. Ltd.		165,903
	52,000	Asustek Computer, Inc.		1,064,265
	102,000	Cathay Financial Holding Co. Ltd.		210,347
	15,000	Chicony Electronics Co. Ltd.		73,262
	26,000	CTBC Financial Holding Co. Ltd.		32,126
	61,000	Eva Airways Corp.		79,194
	359,600	Evergreen Marine Corp. Taiwan Ltd.		2,334,805
	29,000	Everlight Electronics Co. Ltd.		72,000
	142,000	FIT Hon Teng Ltd. * (d)		56,575
	37,000	Formosa Advanced Technologies Co. Ltd.		32,894
	63,000	Fubon Financial Holding Co. Ltd.		175,500
	6,000	Fusheng Precision Co. Ltd.		62,337
	330,000	Hon Hai Precision Industry Co. Ltd.		1,708,578
	35,000	Kung Long Batteries Industrial Co. Ltd.		165,317
	29,000	MediaTek, Inc.		1,297,146
	16,000	Mitac Holdings Corp.		33,696
	77,528	Nantex Industry Co. Ltd.		79,547
	822,000	Pou Chen Corp.		953,501
	19,000	Primax Electronics Ltd.		49,602
	126,000	Radiant Opto-Electronics Corp.		755,251
	33,000	Simplo Technology Co. Ltd.		374,042
	13,000	Sinon Corp.		18,923
	48,000	T3EX Global Holdings Corp.		117,515
	23,000	TaiDoc Technology Corp.		96,751
	302,000	Taiwan Semiconductor Manufacturing Co. Ltd.		9,211,300
	1,000	Topkey Corp.		6,473
	36,000	Wan Hai Lines Ltd.		90,857
	749,000	Yang Ming Marine Transport Corp.		1,643,358
	39,000	Yuanta Financial Holding Co. Ltd.		43,238

		Total Taiwan		21,004,303

$			$
Shares		Description	Value ($)
		Thailand — 5.0%
	42,900	Bangkok Bank PCL NVDR		190,477
	283,700	Kasikornbank PCL NVDR		1,260,364
	1,254,300	Krung Thai Bank PCL NVDR		826,992
	151,500	PTT Exploration & Production PCL NVDR		484,166
	295,300	PTT PCL NVDR		272,414
	9,300	Regional Container Lines PCL NVDR		6,641
	120,600	SCB X PCL NVDR		431,171
	103,200	Sri Trang Gloves Thailand PCL NVDR		22,602

		Total Thailand		3,494,827

		United Arab Emirates — 2.3%
	30,508	Abu Dhabi Commercial Bank PJSC		95,077
	27,234	Dubai Islamic Bank PJSC		57,408
	62,266	Emaar Development PJSC		219,103
	205,441	Emaar Properties PJSC		758,876
	72,604	Emirates NBD Bank PJSC		436,632
	10,679	Orascom Construction PLC		56,716

		Total United Arab Emirates		1,623,812

		Vietnam — 0.5%
	8,800	Dong Phu Rubber JSC		16,355
	76,000	PetroVietNam Ca Mau Fertilizer JSC		105,426
	17,300	Petrovietnam Fertilizer & Chemicals JSC		24,913
	11,100	Quang Ngai Sugar JSC		21,891
	81,700	Vietnam Dairy Products JSC		198,984

		Total Vietnam		367,569

		TOTAL COMMON STOCKS (COST $133,435,193)		63,824,579

		PREFERRED STOCKS (e) —8.0%

		Brazil — 7.4%
	214,000	Banco Bradesco SA		408,543
	150,057	Bradespar SA		423,080
	11,495	Cia de Ferro Ligas da Bahia FERBASA		14,565
	1,178,366	Cia Energetica de Minas Gerais		2,227,580
	113,300	Gerdau SA		320,600
	77,200	Gerdau SA Sponsored ADR		218,476
	14,100	Itau Unibanco Holding SA		76,491
	115,100	Marcopolo SA		143,688
	214,084	Petroleo Brasileiro SA		1,306,470
	10,354	Randon SA Implementos e Participacoes		15,775
	3,031	Unipar Carbocloro SA – Class B		23,408

		Total Brazil		5,178,676

		Colombia — 0.6%
	10,443	Bancolombia SA Sponsored ADR		435,682

		Russia — 0.0%
	3,948,700	Surgutneftegas PAO (b) (c)		—

See accompanying notes to the financial statements.	6

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Russia — continued
	31,500	Transneft PJSC (b) (c)		—

		Total Russia		—

		TOTAL PREFERRED STOCKS (COST $8,692,804)		5,614,358

		MUTUAL FUNDS — 0.5%

		United States — 0.5%
		Affiliated Issuers — 0.5%
	68,753	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		344,450

		Total United States		344,450

		TOTAL MUTUAL FUNDS (COST $344,450)		344,450

		SHORT-TERM INVESTMENTS — 0.7%

		Money Market Funds — 0.7%
	466,437	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (f)		466,437

		TOTAL SHORT-TERM INVESTMENTS (COST $466,437)		466,437

		TOTAL INVESTMENTS — 99.9% (Cost $142,938,884)		70,249,824
		Other Assets and Liabilities (net) — 0.1%		87,617

		TOTAL NET ASSETS — 100.0%		$70,337,441

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
Alrosa PJSC	10/18/2021	$7,054,956	0.0%	$—
Federal Grid Co-Rosseti PJSC	10/18/2021	599,930	0.0%	—
Gazprom Neft PJSC	10/18/2021	736,459	0.0%	—
Gazprom PJSC	10/18/2021	4,325,759	0.0%	—
GMK Norilskiy Nickel PAO	10/18/2021	2,530,663	0.0%	—
Inter RAO UES PJSC	10/18/2021	435,323	0.0%	—
LUKOIL PJSC	10/18/2021	11,826,036	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	10/18/2021	4,011,995	0.0%	—
Moscow Exchange MICEX-RTS PJSC	10/18/2021	226,996	0.0%	—
Novatek PJSC	10/18/2021	2,410,423	0.0%	—
Novolipetsk Steel PJSC	10/18/2021	4,328,348	0.0%	—
PhosAgro PJSC	10/18/2021	383,565	0.0%	—
PhosAgro PJSC GDR	10/18/2021	2,465	0.0%	—
Polyus PJSC	10/18/2021	2,285,367	0.0%	—

7	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
Polyus PJSC GDR	12/14/2022	$4	0.0%	$—
RusHydro PJSC	10/18/2021	555,352	0.0%	—
Sberbank of Russia PJSC	10/18/2021	16,614,391	0.0%	—
Severstal PAO GDR (Registered)	10/18/2021	3,190,235	0.0%	—
Surgutneftegas PAO	10/18/2021	1,213,218	0.0%	—
Surgutneftegas PAO	10/18/2021	2,172,137	0.0%	—
Tatneft PJSC	10/18/2021	4,839,124	0.0%	—
Transneft PJSC	10/18/2021	645,776	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Investment valued using significant unobservable inputs (Note 2).
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.
(d)	All or a portion of this security is out on loan (Note 2).
(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(f)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	8

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 89.6%

		Brazil — 4.3%
	467,300	Cia de Saneamento de Minas Gerais Copasa MG		1,846,929
	97,500	Cia De Sanena Do Parana		451,428
	369,400	CPFL Energia SA		2,200,972
	705,700	JBS SA		3,714,495
	91,800	Pagseguro Digital Ltd. – Class A*		675,648
	516,100	Petroleo Brasileiro SA		3,423,047
	1,263,500	Vibra Energia SA		3,652,522

		Total Brazil		15,965,041

		China — 26.9%
	1,195,000	361 Degrees International Ltd.		625,968
	325,500	3SBio, Inc.		306,735
	279,900	Alibaba Group Holding Ltd.		4,628,061
	62,285	Alibaba Group Holding Ltd. Sponsored ADR		8,253,385
	39,669	Autohome, Inc. ADR		1,140,087
	1,437,500	BAIC Motor Corp. Ltd. – Class H		442,745
	1,496,000	Bosideng International Holdings Ltd.		729,240
	564,000	China BlueChemical Ltd. – Class H		148,847
	4,871,878	China Communications Services Corp. Ltd. – Class H		2,989,591
	3,500	China Conch Venture Holdings Ltd.		3,025
	6,668,148	China Construction Bank Corp. – Class H		5,657,051
	3,161,000	China Feihe Ltd.		2,282,695
	2,185,500	China Hongqiao Group Ltd.		3,514,013
	1,422,000	China Lesso Group Holdings Ltd.		589,215
	40,000	China Medical System Holdings Ltd.		42,296
	28,000	China Merchants Port Holdings Co. Ltd.		45,847
	6,228,000	China Reinsurance Group Corp. – Class H		778,912
	59,000	China Shineway Pharmaceutical Group Ltd.		63,244
	578,000	China State Construction International Holdings Ltd.		882,779
	770,400	China Taiping Insurance Holdings Co. Ltd.		1,136,485
	1,146,000	Consun Pharmaceutical Group Ltd.		1,179,368
	116,000	COSCO Shipping International Hong Kong Co. Ltd.		64,850
	9,718,000	CSPC Pharmaceutical Group Ltd.		5,894,733
	1,142,000	Dongfeng Motor Group Co. Ltd. – Class H (a)		641,375
	80,000	Fufeng Group Ltd.		55,711
	2,431,000	Geely Automobile Holdings Ltd.		5,496,609
	10,248,000	Hua Han Health Industry Holdings Ltd. * (b)		1
	1,431,000	Inkeverse Group Ltd.		341,436
	206,046	JD.com, Inc. ADR		8,633,327
	45,500	JNBY Design Ltd.		85,590
	1,130,000	Kunlun Energy Co. Ltd.		1,128,865
	196,100	Legend Holdings Corp. – Class H*		233,397
	136,000	Lenovo Group Ltd.		203,887
	517,000	Lonking Holdings Ltd.		115,799
	125,000	Midea Real Estate Holding Ltd. (a)		49,208
$			$
Shares		Description	Value ($)
		China — continued
	58,000	Newborn Town, Inc. *		33,880
	435,000	Orient Overseas International Ltd.		5,822,936
	2,998,000	PICC Property & Casualty Co. Ltd. – Class H		4,912,182
	30,000	Shanghai Industrial Holdings Ltd.		44,302
	3,051,500	Sinopec Engineering Group Co. Ltd. – Class H		2,290,786
	638,400	Sinopharm Group Co. Ltd. – Class H		1,608,633
	256,500	Sinotruk Hong Kong Ltd.		682,667
	130,000	Skyworth Group Ltd.		43,169
	1,991,000	TCL Electronics Holdings Ltd.		1,810,015
	62,257	Tencent Holdings Ltd. ADR (a)		3,835,654
	230,900	Tencent Holdings Ltd.		14,211,088
	912,000	Tianneng Power International Ltd. (a)		860,804
	96,000	Uni-President China Holdings Ltd.		100,951
	255,331	Vipshop Holdings Ltd. ADR		4,013,803
	22,100	Weibo Corp. Sponsored ADR		221,221
	215,500	Xtep International Holdings Ltd. (a)		142,858
	368,000	Zhongsheng Group Holdings Ltd.		600,526

		Total China		99,619,852

		Czech Republic — 0.3%
	159,105	Moneta Money Bank AS		894,193
	502	Philip Morris CR AS		356,352

		Total Czech Republic		1,250,545

		Egypt — 0.1%
	347,635	Commercial International Bank - Egypt (CIB)		519,565

		Hungary — 4.3%
	304,778	Magyar Telekom Telecommunications PLC		1,248,368
	202,312	MOL Hungarian Oil & Gas PLC		1,500,067
	184,226	OTP Bank Nyrt		11,306,750
	60,557	Richter Gedeon Nyrt		1,686,966

		Total Hungary		15,742,151

		India — 9.4%
	385	63 Moons Technologies Ltd.		3,062
	26,752	Ashapura Minechem Ltd. *		105,648
	66,696	Ashoka Buildcon Ltd. *		132,666
	185,106	Aurobindo Pharma Ltd. *		2,242,195
	438,972	Bharat Petroleum Corp. Ltd.		1,202,106
	5,338	Bombay Burmah Trading Co.		102,039
	317,184	Brightcom Group Ltd. * (c)		37,284
	147,306	Chambal Fertilisers & Chemicals Ltd.		905,788
	131,714	Cipla Ltd.		2,122,778
	53,300	Dr. Reddy’s Laboratories Ltd. ADR		681,174
	235,432	Dr. Reddy’s Laboratories Ltd.		3,008,426
	1,496	eClerx Services Ltd.		48,686
	7,709	EID Parry India Ltd. *		59,275
	68,783	Firstsource Solutions Ltd.		272,309
	910,774	GAIL India Ltd.		1,658,453

9	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		India — continued
	111,427	GHCL Ltd.		735,839
	62,061	Glenmark Pharmaceuticals Ltd.		914,261
	3,775	Gokul Agro Resources Ltd. *		11,348
	62,552	Goldiam International Ltd.		263,514
	34,127	Great Eastern Shipping Co. Ltd.		318,126
	102,698	Gujarat State Fertilizers & Chemicals Ltd.		196,128
	11,934	HCL Technologies Ltd.		216,222
	40,044	Hindalco Industries Ltd.		292,262
	435,458	Indian Oil Corp. Ltd.		570,731
	2,183	Indraprastha Medical Corp. Ltd.		9,118
	226	ITC Ltd.		1,026
	1,303	J Kumar Infraprojects Ltd.		10,001
	265,170	JM Financial Ltd.		280,084
	8,602	Kaveri Seed Co. Ltd.		99,346
	54,381	LT Foods Ltd.		212,712
	20,521	Lupin Ltd.		449,061
	27,657	Mahindra & Mahindra Ltd.		823,916
	2,042,162	Manappuram Finance Ltd.		4,696,872
	1,954	Muthoot Finance Ltd.		47,753
	57,873	Natco Pharma Ltd.		513,022
	1,328,830	Oil & Natural Gas Corp. Ltd.		3,451,834
	23,452	Oil India Ltd.		92,509
	2,143	Pearl Global Industries Ltd.		32,228
	993,207	Petronet LNG Ltd.		3,230,816
	5,902	Pokarna Ltd.		75,054
	1,062	Polyplex Corp. Ltd.		13,239
	56,694	Power Grid Corp. of India Ltd.		163,847
	179,917	Shriram Finance Ltd.		1,279,801
	67,248	Siyaram Silk Mills Ltd.		468,634
	45,578	Sun Pharmaceutical Industries Ltd.		829,543
	40,724	Sun TV Network Ltd.		260,997
	14,284	UTI Asset Management Co. Ltd.		153,810
	271	West Coast Paper Mills Ltd.		1,223
	253,169	Wipro Ltd.		811,001
	83,822	Zydus Lifesciences Ltd.		842,056

		Total India		34,949,823

		Indonesia — 4.3%
	3,669,600	AKR Corporindo Tbk. PT		274,673
	682,100	Aspirasi Hidup Indonesia Tbk. PT		26,547
	19,410,600	Astra International Tbk. PT		5,308,093
	432,700	Astra Otoparts Tbk. PT		50,734
	305,700	Bank BTPN Syariah Tbk. PT		16,159
	3,030,500	Bank Mandiri Persero Tbk. PT		848,477
	9,798,200	Bank Negara Indonesia Persero Tbk. PT		2,392,261
	598,700	Bank OCBC Nisp Tbk. PT		45,720
	6,494,000	Bank Pembangunan Daerah Jawa Timur Tbk. PT *		177,953
	8,696,900	Dharma Satya Nusantara Tbk. PT		477,236
	4,524,100	Erajaya Swasembada Tbk. PT		99,403
	33,300	Gudang Garam Tbk. PT *		21,208
	322,800	Indofood CBP Sukses Makmur Tbk. PT		203,452
	5,433,900	Indofood Sukses Makmur Tbk. PT		2,335,632
$			$
Shares		Description	Value ($)
		Indonesia — continued
	764,300	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT		25,604
	4,184,400	Japfa Comfeed Indonesia Tbk. PT		471,122
	578,400	Kalbe Farma Tbk. PT		37,674
	7,551,400	Lippo Karawaci Tbk. PT *		38,258
	30,892,500	Panin Financial Tbk. PT *		578,477
	9,187,300	Perusahaan Gas Negara Tbk. PT		835,607
	6,522,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT		383,883
	4,133,400	Saratoga Investama Sedaya Tbk. PT		405,978
	7,469,100	Surya Citra Media Tbk. PT		85,893
	1,921,100	Telkom Indonesia Persero Tbk. PT		274,971
	1,122,500	Tempo Scan Pacific Tbk. PT		148,895
	7,695,100	Triputra Agro Persada PT		374,172

		Total Indonesia		15,938,082

		Kuwait — 0.0%
	5,355	Humansoft Holding Co. KSC		44,452
	15,483	Noor Financial Investment Co. KSC		17,117

		Total Kuwait		61,569

		Mexico — 1.6%
	139,505	Bolsa Mexicana de Valores SAB de CV		247,734
	15,530	Coca-Cola Femsa SAB de CV Sponsored ADR		1,384,344
	315,700	Credito Real SAB de CV SOFOM ER * (a) (b)		—
	65,800	El Puerto de Liverpool SAB de CV – Class C1 (a)		323,174
	431,200	Genomma Lab Internacional SAB de CV – Class B		540,836
	644,663	Gentera SAB de CV (a)		900,157
	9	Grupo Aeroportuario del Sureste SAB de CV ADR		2,437
	1	Grupo Aeroportuario del Sureste SAB de CV – Class B		27
	362,446	Grupo Financiero Banorte SAB de CV – Class O		2,562,550

		Total Mexico		5,961,259

		Philippines — 0.1%
	66,300	China Banking Corp.		98,798
	84,600	LT Group, Inc.		16,962
	54,200	Manila Water Co., Inc.		28,081
	6,680,800	Megaworld Corp.		200,791
	26,500	Puregold Price Club, Inc.		12,727
	22,700	Robinsons Retail Holdings, Inc.		13,700

		Total Philippines		371,059

		Qatar — 0.1%
	76,036	Qatar National Bank QPSC		346,530

		Russia — 0.0%
	31,701,260	Alrosa PJSC (b) (d)		—

See accompanying notes to the financial statements.	10

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Russia — continued
	39,977	Evraz PLC * (b)		—
	1,432,600,000	Federal Grid Co-Rosseti PJSC * (b) (d)		—
	219,070	Gazprom Neft PJSC (b) (d)		—
	1,250,860	Gazprom PJSC (b) (d)		—
	3,721,200	GMK Norilskiy Nickel PAO * (b) (d)		—
	78,536,400	Inter RAO UES PJSC (b) (d)		—
	239,440	LSR Group PJSC (b) (d)		—
	3	LSR Group PJSC GDR * (b) (d)		—
	285,469	LUKOIL PJSC (b) (d)		—
	17,490,987	Magnitogorsk Iron & Steel Works PJSC (b) (d)		—
	474,800	Mechel PJSC * (b) (d)		—
	4,133,417	Moscow Exchange MICEX-RTS PJSC (b) (d)		—
	10,015,560	Novolipetsk Steel PJSC (b) (d)		—
	11,924	PhosAgro PJSC (b) (d)		—
	230	PhosAgro PJSC GDR * (b) (d)		—
	80,094	Polyus PJSC * (b) (d)		—
	24,938,000	RusHydro PJSC * (b) (d)		—
	13,125,612	Sberbank of Russia PJSC (b) (d)		—
	706,464	Severstal PAO GDR (Registered) * (b) (d)		—
	68,353	SFI PJSC (b) (d)		—
	63,500,900	Surgutneftegas PAO (b) (d)		—
	2,860,038	Tatneft PJSC (b) (d)		—
	8,118,000	Unipro PJSC * (b) (d)		—
	556,430	United Co. RUSAL International PJSC * (b) (d)		—

		Total Russia		—

		South Africa — 0.2%
	9,549	JSE Ltd.		62,891
	289,792	Ninety One Ltd.		508,771

		Total South Africa		571,662

		South Korea — 10.2%
	10,270	Coway Co. Ltd.		568,653
	4,706	Daou Data Corp.		35,149
	2,090	Doosan Bobcat, Inc.		67,366
	54,086	Hana Financial Group, Inc.		2,205,650
	31,374	Hyundai Glovis Co. Ltd.		2,799,214
	50,932	Hyundai Mobis Co. Ltd.		8,570,667
	23,571	JB Financial Group Co. Ltd.		278,097
	41,229	KB Financial Group, Inc.		2,211,889
	147,915	Kia Corp.		9,459,007
	750	Korea Investment Holdings Co. Ltd.		41,000
	55,302	KT&G Corp.		3,714,462
	2,818	Kyung Dong Navien Co. Ltd.		162,038
	52,374	Samsung Electronics Co. Ltd.		1,959,854
	21,967	Samsung Securities Co. Ltd.		687,306
	81,406	Shinhan Financial Group Co. Ltd.		2,574,796
	226,939	Woori Financial Group, Inc.		2,574,311
	1,194	Youngone Corp. *		38,979

		Total South Korea		37,948,438

$			$
Shares		Description	Value ($)
		Sri Lanka — 0.1%
	103,983,101	Anilana Hotels & Properties Ltd. * (c) (e)		316,968

		Taiwan — 21.4%
	235,000	Asustek Computer, Inc.		4,809,658
	372,000	Cathay Financial Holding Co. Ltd.		767,147
	8,000	Eva Airways Corp.		10,386
	1,717,200	Evergreen Marine Corp. Taiwan Ltd.		11,149,409
	282,000	Fubon Financial Holding Co. Ltd.		785,569
	1,417,000	Hon Hai Precision Industry Co. Ltd.		7,336,529
	139,000	Kung Long Batteries Industrial Co. Ltd.		656,546
	138,000	MediaTek, Inc.		6,172,626
	131,000	Nantex Industry Co. Ltd.		134,411
	3,148,000	Pou Chen Corp.		3,651,607
	629,936	Radiant Opto-Electronics Corp.		3,775,872
	221,000	Shinkong Insurance Co. Ltd.		673,556
	161,000	Simplo Technology Co. Ltd.		1,824,873
	98,000	TaiDoc Technology Corp.		412,244
	1,010,000	Taiwan Semiconductor Manufacturing Co. Ltd.		30,806,003
	2,859,000	Yang Ming Marine Transport Corp.		6,272,845
	30,000	YungShin Global Holding Corp.		47,146

		Total Taiwan		79,286,427

		Thailand — 4.7%
	63,000	Bangkok Bank PCL		279,722
	150,000	Digital Telecommunications Infrastructure Fund – Class F		34,484
	1,489,100	Kasikornbank PCL		6,615,465
	6,811,000	Krung Thai Bank PCL		4,490,666
	2,700	Mega Lifesciences PCL		2,568
	1,136,500	Pruksa Holding PCL (Foreign Registered)		159,661
	560,600	PTT Exploration & Production PCL		1,791,575
	1,250,400	PTT PCL		1,153,493
	79,600	Regional Container Lines PCL		56,837
	732,500	SCB X PCL		2,618,844
	22,400	Sri Trang Gloves Thailand PCL		4,906

		Total Thailand		17,208,221

		United Arab Emirates — 1.2%
	21,857	Abu Dhabi Commercial Bank PJSC		68,116
	896,252	Emaar Properties PJSC		3,310,656
	146,586	Emirates NBD Bank PJSC		881,552
	57,910	Orascom Construction PLC		307,558

		Total United Arab Emirates		4,567,882

		Vietnam — 0.4%
	11,100	Masan Consumer Corp.		64,719
	61,800	Pha Lai Thermal Power JSC		28,328
	124,200	Quang Ngai Sugar JSC		244,949
	364,100	Vietnam Dairy Products JSC		886,781

11	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Vietnam — continued
	57,200	Vietnam Engine & Agricultural Machinery Corp.		90,204

		Total Vietnam		1,314,981

		TOTAL COMMON STOCKS (COST $639,461,893)		331,940,055

		PREFERRED STOCKS (f) —5.9%

		Brazil — 5.3%
	511,200	Banco Bradesco SA		975,922
	752,400	Bradespar SA		2,121,363
	5,350,880	Cia Energetica de Minas Gerais		10,115,291
	495,700	Gerdau SA		1,402,658
	233,900	Gerdau SA Sponsored ADR		661,937
	72,600	Marcopolo SA		90,632
	740,947	Petroleo Brasileiro SA		4,521,707

		Total Brazil		19,889,510

		Colombia — 0.3%
	24,069	Bancolombia SA Sponsored ADR		1,004,158

		Russia — 0.0%
	194,570	Nizhnekamskneftekhim PJSC (b) (d)		—
	79,676,700	Surgutneftegas PAO (b) (d)		—
	86,900	Transneft PJSC (b) (d)		—

		Total Russia		—

		South Korea — 0.3%
	38,953	Samsung Electronics Co. Ltd.		1,196,975

		TOTAL PREFERRED STOCKS (COST $73,086,738)		22,090,643

		MUTUAL FUNDS — 3.4%

		United States — 3.4%
		Affiliated Issuers — 3.4%
	2,501,410	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		12,532,067

		Total United States		12,532,067

		TOTAL MUTUAL FUNDS (COST $12,532,067)		12,532,067

		RIGHTS/WARRANTS — 0.0%

		Vietnam — 0.0%
	11,100	Masan Consumer Corp., expires 03/10/25* (c)		27,229

		Total Vietnam		27,229

		TOTAL RIGHTS/WARRANTS (COST $28,966)		27,229

$			$
Shares		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.1%

		Money Market Funds — 0.1%
	193,720	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (g)		193,720

		TOTAL SHORT-TERM INVESTMENTS (COST $193,720)		193,720

		TOTAL INVESTMENTS — 99.0% (Cost $725,303,384)		366,783,714
		Other Assets and Liabilities (net) — 1.0%		3,838,582

		TOTAL NET ASSETS — 100.0%		$370,622,296

See accompanying notes to the financial statements.	12

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
Alrosa PJSC	09/14/17	$46,779,239	0.0%	$—
Federal Grid Co-Rosseti PJSC	01/16/20	3,566,461	0.0%	—
Gazprom Neft PJSC	02/11/22	1,504,524	0.0%	—
Gazprom PJSC	02/15/22	5,498,440	0.0%	—
GMK Norilskiy Nickel PAO	12/09/19	10,928,119	0.0%	—
Inter RAO UES PJSC	04/04/18	5,427,962	0.0%	—
LSR Group PJSC	03/01/19	2,449,446	0.0%	—
LSR Group PJSC GDR	05/06/21	7	0.0%	—
LUKOIL PJSC	08/31/21	26,859,350	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	—
Mechel PJSC	11/12/21	883,911	0.0%	—
Moscow Exchange MICEX-RTS PJSC	10/23/17	8,713,968	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	204,612	0.0%	—
Novolipetsk Steel PJSC	10/11/17	26,618,404	0.0%	—
PhosAgro PJSC	02/09/22	802,829	0.0%	—
PhosAgro PJSC GDR	02/09/22	5,151	0.0%	—
Polyus PJSC	07/23/20	17,665,998	0.0%	—
RusHydro PJSC	02/09/22	256,737	0.0%	—
Sberbank of Russia PJSC	11/10/17	51,393,929	0.0%	—
Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	—
SFI PJSC	09/11/18	747,895	0.0%	—
Surgutneftegas PAO	09/17/15	36,354,554	0.0%	—
Surgutneftegas PAO	11/01/18	47,551,568	0.0%	—
Tatneft PJSC	11/02/18	25,364,999	0.0%	—
Transneft PJSC	05/29/20	1,711,599	0.0%	—
Unipro PJSC	03/29/18	400,147	0.0%	—
United Co. RUSAL International PJSC	11/12/21	569,611	0.0%	—

				$—

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 222	Mini MSCI Emerging Market	March 2025	$12,171,150	$(209,518)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

13	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2).
(d)	The security is restricted as to resale.
(e)	Affiliated company (Note 10).
(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(g)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	14

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 99.7%

		Australia — 3.2%
	109,568	Aristocrat Leisure Ltd.		4,925,283
	131,246	BlueScope Steel Ltd.		1,982,860
	865,651	Brambles Ltd.		11,293,236
	307,881	Fortescue Ltd.		3,159,387
	173,489	GrainCorp Ltd. – Class A		748,699
	69,828	JB Hi-Fi Ltd.		4,015,089
	65,687	Rio Tinto Ltd.		4,629,541
	154,801	Super Retail Group Ltd.		1,383,099

		Total Australia		32,137,194

		Austria — 0.7%
	102,027	Erste Group Bank AG		6,853,170

		Belgium — 1.5%
	203,891	Ageas SA		11,163,144
	25,386	Bekaert SA		914,304
	18,036	Melexis NV (a)		1,071,836
	29,381	Proximus SADP		182,788
	30,543	Syensqo SA		2,238,735

		Total Belgium		15,570,807

		Denmark — 0.0%
	1,474	Schouw & Co. AS		119,726

		Finland — 2.1%
	4,528,244	Nokia OYJ		21,755,366

		France — 10.5%
	391,843	AXA SA		15,320,418
	263,661	Cie de Saint-Gobain SA		26,385,270
	101,591	Coface SA		1,739,878
	100,483	Derichebourg SA		567,689
	16,175	Ipsen SA		1,876,010
	25,959	IPSOS SA		1,297,141
	34,139	Metropole Television SA		457,927
	368,940	Orange SA		4,421,076
	98,015	Publicis Groupe SA		9,733,745
	39,738	Rubis SCA		1,098,575
	268,604	Sanofi SA		29,346,908
	12,341	Schneider Electric SE		3,031,992
	14,681	Societe BIC SA		900,926
	258,947	STMicroelectronics NV - NY Shares		6,393,401
	104,657	Television Francaise 1 SA		872,179
	53,292	TotalEnergies SE		3,213,149
	65,484	Vivendi SE		198,290

		Total France		106,854,574

		Germany — 7.4%
	1,167,731	Deutsche Bank AG (Registered)		25,194,810
	51,687	Heidelberg Materials AG		7,772,688
	2,953	Hornbach Holding AG & Co. KGaA		243,436
$			$
Shares		Description	Value ($)
		Germany — continued
	5,326	Indus Holding AG		130,784
	40,876	Kloeckner & Co. SE		281,617
	120,151	ProSiebenSat.1 Media SE		733,608
	15,233	RTL Group SA		504,472
	33,105	Salzgitter AG		673,047
	135,873	SAP SE		37,704,908
	10,932	Siemens AG (Registered)		2,508,102

		Total Germany		75,747,472

		Hong Kong — 2.5%
	158,000	BOC Hong Kong Holdings Ltd.		556,951
	262,500	CK Asset Holdings Ltd.		1,143,210
	1,660,000	CK Hutchison Holdings Ltd.		8,300,884
	202,800	Dah Sing Banking Group Ltd.		229,575
	26,869	Dah Sing Financial Holdings Ltd.		104,582
	1,107,707	Esprit Holdings Ltd. *		17,862
	1,045,585	IGG, Inc.		539,908
	122,901	Johnson Electric Holdings Ltd.		230,873
	197,640	Kerry Logistics Network Ltd.		171,430
	144,326	Luk Fook Holdings International Ltd.		279,249
	907,331	Pacific Textiles Holdings Ltd.		173,154
	383,023	Shun Tak Holdings Ltd. *		29,595
	86,500	Sun Hung Kai Properties Ltd.		814,096
	287,500	Swire Pacific Ltd. – Class A		2,391,265
	264,000	Techtronic Industries Co. Ltd.		3,694,602
	730,000	VSTECS Holdings Ltd.		552,930
	72,700	VTech Holdings Ltd.		502,634
	7,094,515	WH Group Ltd.		5,796,747

		Total Hong Kong		25,529,547

		Italy — 4.9%
	67,555	Anima Holding SpA		488,163
	55,598	Banca IFIS SpA		1,257,698
	75,184	BPER Banca SpA		574,288
	66,604	Esprinet SpA *		335,246
	685,621	Generali		22,633,885
	1,022,427	Intesa Sanpaolo SpA		5,038,456
	47,411	Leonardo SpA		1,912,156
	253,051	MFE-MediaForEurope NV – Class A		855,297
	46,054	Stellantis NV		592,706
	1,061,582	Unipol Assicurazioni SpA		15,856,553

		Total Italy		49,544,448

		Japan — 25.0%
	38,420	AOKI Holdings, Inc. (a)		316,639
	30,500	Bandai Namco Holdings, Inc.		1,018,064
	207,996	Brother Industries Ltd.		4,017,079
	13,800	Canon Marketing Japan, Inc.		468,065
	302,600	Canon, Inc.		10,243,602
	92,300	Credit Saison Co. Ltd.		2,179,862
	102,000	Daido Steel Co. Ltd.		831,372
	66,290	Daiwabo Holdings Co. Ltd.		1,146,708
	166,200	Fujitsu Ltd.		3,205,975

15	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Shares	Description	Value ($)
	Japan — continued
9,706	Fuyo General Lease Co. Ltd.	734,938
15,453	Gunze Ltd.	524,719
290,900	Hitachi Ltd.	7,393,543
181,345	Honda Motor Co. Ltd. Sponsored ADR (a)	5,039,578
27,800	Horiba Ltd.	1,814,958
455,254	ITOCHU Corp.	20,118,741
543,204	Japan Tobacco, Inc.	13,562,418
52,000	Kaga Electronics Co. Ltd.	921,538
62,044	Kanematsu Corp.	1,031,338
422,396	KDDI Corp.	13,775,047
29,293	Komeri Co. Ltd.	558,273
32,400	Konami Group Corp.	3,956,116
236,200	LY Corp.	797,316
49,157	MCJ Co. Ltd.	443,773
54,700	Mitsui OSK Lines Ltd.	2,022,067
39,684	Modec, Inc.	1,075,233
217,400	NEC Corp.	21,220,726
17,100	NET One Systems Co. Ltd.	510,150
49,426	Nichias Corp.	1,484,491
1,132,900	Nippon Telegraph & Telephone Corp.	1,096,812
30,400	Nippon Yusen KK	1,068,562
248,600	ORIX Corp.	5,162,683
162,100	Otsuka Holdings Co. Ltd.	7,945,922
1,874,600	Panasonic Holdings Corp.	23,184,593
82,324	Press Kogyo Co. Ltd.	316,597
37,219	Prima Meat Packers Ltd.	541,972
367,100	Recruit Holdings Co. Ltd.	21,882,991
11,966	San-A Co. Ltd.	240,195
64,400	Sanwa Holdings Corp.	2,103,774
176,900	Seiko Epson Corp.	2,999,302
47,795	Seiko Group Corp. (a)	1,480,659
437,012	Sekisui Chemical Co. Ltd.	7,456,400
600,000	Sekisui House Ltd.	13,566,206
52,200	Shionogi & Co. Ltd.	781,992
287,600	Sony Group Corp.	7,194,685
84,100	Sumitomo Electric Industries Ltd.	1,482,314
420,400	Sumitomo Forestry Co. Ltd.	12,832,156
101,975	Tokyu Construction Co. Ltd.	530,568
12,428	Towa Pharmaceutical Co. Ltd.	231,666
548,165	Toyota Tsusho Corp.	9,194,468
16,969	TPR Co. Ltd.	261,428
24,369	Valor Holdings Co. Ltd.	367,322
20,256	Warabeya Nichiyo Holdings Co. Ltd. (a)	276,964
1,417,100	Yamaha Motor Co. Ltd.	11,675,803
22,800	Yokogawa Electric Corp.	437,124

	Total Japan	254,725,487

	Netherlands — 8.4%
99,907	EXOR NV	9,733,701
549,229	Koninklijke Ahold Delhaize NV	19,364,394
317,885	NN Group NV	16,118,246
597,002	Prosus NV	26,289,618

Shares	Description	Value ($)
	Netherlands — continued
87,670	Wolters Kluwer NV	13,482,545

	Total Netherlands	84,988,504

	Norway — 0.8%
411,726	Elkem ASA *	834,854
78,495	Equinor ASA	1,822,955
35,331	Europris ASA	254,822
102,693	Hoegh Autoliners ASA	698,433
384,727	Orkla ASA	3,719,537
52,299	Storebrand ASA	570,985
38,577	Wallenius Wilhelmsen ASA	295,046

	Total Norway	8,196,632

	Portugal — 0.3%
1,473,496	Banco Comercial Portugues SA – Class R	821,435
30,571	CTT-Correios de Portugal SA	221,049
253,973	Navigator Co. SA	857,632
156,820	REN - Redes Energeticas Nacionais SGPS SA	397,978
757,857	Sonae SGPS SA	796,450

	Total Portugal	3,094,544

	Singapore — 5.1%
730,000	ComfortDelGro Corp. Ltd.	752,557
323,000	DBS Group Holdings Ltd.	11,031,244
381,100	First Resources Ltd.	412,396
1,610,800	Oversea-Chinese Banking Corp. Ltd.	20,567,576
377,000	Sheng Siong Group Ltd.	457,918
81,600	Singapore Exchange Ltd.	814,405
334,500	United Overseas Bank Ltd.	9,475,936
87,700	Venture Corp. Ltd.	818,691
882,722	Yangzijiang Financial Holding Ltd.	388,928
3,800,922	Yangzijiang Shipbuilding Holdings Ltd.	6,710,804

	Total Singapore	51,430,455

	Spain — 6.8%
2,029,623	Banco Bilbao Vizcaya Argentaria SA (a)	26,904,757
9,685,235	Banco de Sabadell SA	26,570,264
243,982	Industria de Diseno Textil SA	13,110,885
515,454	Telefonica SA (a)	2,298,340

	Total Spain	68,884,246

	Sweden — 0.9%
134,654	Betsson AB – Class B	2,031,688
221,556	Volvo AB – B Shares	6,877,146

	Total Sweden	8,908,834

	Switzerland — 6.5%
150,408	ABB Ltd. (Registered)	8,107,568
4,259	Adecco Group AG (Registered)	115,913
6,988	Logitech International SA (Registered) (b)	691,393
154,776	Logitech International SA (Registered) (b)	15,336,882

See accompanying notes to the financial statements.	16

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Shares / Par Value†	Description	Value ($)
	Switzerland — continued
114,463	Roche Holding AG	38,119,616
57,953	Sandoz Group AG ADR	2,538,341
9,501	u-blox Holding AG	804,110
3,995	Zehnder Group AG – Class RG	239,856

	Total Switzerland	65,953,679

	United Kingdom — 13.1%
570,938	3i Group PLC	28,575,927
176,060	Barclays PLC Sponsored ADR (a)	2,788,790
650,249	Barratt Redrow PLC	3,517,187
32,844	Bellway PLC	975,397
606,055	British American Tobacco PLC Sponsored ADR	23,593,721
8,114,615	BT Group PLC (a)	16,361,987
38,114	Coca-Cola HBC AG	1,615,112
83,864	Crest Nicholson Holdings PLC	167,151
488,845	Ferrexpo PLC *	460,647
49,060	Galliford Try Holdings PLC	218,215
282,484	GSK PLC Sponsored ADR (a)	10,618,574
103,137	Halfords Group PLC	158,615
33,289	HSBC Holdings PLC Sponsored ADR (a)	1,994,344
323,508	IG Group Holdings PLC	3,891,515
108,614	Imperial Brands PLC	3,822,005
76,115	Investec PLC	495,961
1,327,492	Kingfisher PLC	4,146,320
417,699	NatWest Group PLC	2,531,247
43,630	Next PLC	5,532,857
109,244	Vesuvius PLC	562,880
2,463,445	Vodafone Group PLC Sponsored ADR	21,702,951

	Total United Kingdom	133,731,403

	TOTAL COMMON STOCKS (COST $894,384,025)	1,014,026,088

	PREFERRED STOCKS (c) —0.3%

	Germany — 0.3%
17,694	Bayerische Motoren Werke AG	1,446,724
3,755	Draegerwerk AG & Co. KGaA	212,603
11,763	Volkswagen AG	1,268,088

	Total Germany	2,927,415

	TOTAL PREFERRED STOCKS (COST $3,020,750)	2,927,415

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%
1,300,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.39%, due 04/30/26	1,301,801

	TOTAL DEBT OBLIGATIONS (COST $1,300,216)	1,301,801

Shares	Description	Value ($)
	MUTUAL FUNDS — 5.1%

	United States — 5.1%
	Affiliated Issuers — 5.1%
10,353,404	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	51,870,555

	Total United States	51,870,555

	TOTAL MUTUAL FUNDS (COST $51,797,160)	51,870,555

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
463,741	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (d)	463,741

	TOTAL SHORT-TERM INVESTMENTS (COST $463,741)	463,741

	TOTAL INVESTMENTS — 105.2% (Cost $950,965,892)	1,070,589,600
	Other Assets and Liabilities (net) — (5.2)%	(52,930,953)

	TOTAL NET ASSETS — 100.0%	$1,017,658,647

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(d)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any,

please refer to page 45.

17	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

Shares	Description	Value ($)
	COMMON STOCKS — 98.2%

	Australia — 4.1%
23,660	ANZ Group Holdings Ltd.	439,806
201,172	Aurizon Holdings Ltd.	407,090
440,695	BHP Group Ltd.	10,678,982
113,007	BlueScope Steel Ltd.	1,707,306
297,809	Fortescue Ltd.	3,056,031
7,445	Rio Tinto Ltd.	524,715

	Total Australia	16,813,930

	Austria — 0.9%
55,203	OMV AG	2,440,489
43,496	Raiffeisen Bank International AG	1,171,094

	Total Austria	3,611,583

	Belgium — 1.4%
35,809	Ageas SA	1,960,562
41,562	KBC Group NV	3,604,800
8,249	Proximus SADP	51,320

	Total Belgium	5,616,682

	Canada — 12.7%
12,600	Bank of Montreal	1,295,577
88,342	Bank of Nova Scotia (a)	4,384,413
114,100	Bank of Nova Scotia (a)	5,664,187
15,600	Canadian Tire Corp. Ltd. – Class A (b)	1,539,027
20,400	Empire Co. Ltd. – Class A	634,949
900	Fairfax Financial Holdings Ltd.	1,293,953
3,300	Great-West Lifeco, Inc. (b)	122,580
16,900	iA Financial Corp., Inc. (b)	1,585,277
14,300	IGM Financial, Inc.	450,622
7,800	Imperial Oil Ltd. (b)	528,842
14,749	Magna International, Inc. (a) (b)	537,306
25,100	Magna International, Inc. (a) (b)	914,131
81,174	Manulife Financial Corp. (a) (b)	2,529,382
139,700	Manulife Financial Corp. (a)	4,351,050
18,368	Nutrien Ltd. (a)	961,748
34,500	Nutrien Ltd. (a)	1,808,046
57,600	Parex Resources, Inc.	561,369
111,500	Power Corp. of Canada	3,784,102
9,700	Russel Metals, Inc. (b)	275,093
23,000	Sun Life Financial, Inc. (a)	1,279,129
67,772	Sun Life Financial, Inc. (a) (b)	3,764,735
10,626	Suncor Energy, Inc. (a)	406,763
27,900	Suncor Energy, Inc. (a)	1,067,596
209,600	Toronto-Dominion Bank	12,552,095

	Total Canada	52,291,972

	Denmark — 0.8%
611	AP Moller - Maersk AS – Class A	1,060,572
1,116	AP Moller - Maersk AS – Class B	1,963,398
51,720	H Lundbeck AS	288,126

	Total Denmark	3,312,096

Shares	Description	Value ($)
	Finland — 0.8%
337,130	Nokia OYJ	1,619,698
166,184	Outokumpu OYJ	616,407
12,348	TietoEVRY OYJ	231,781
36,531	Valmet OYJ	1,027,026

	Total Finland	3,494,912

	France — 11.2%
7,507	Aperam SA (b)	228,290
4,936	Arkema SA	406,326
104,649	BNP Paribas SA	7,930,539
47,458	Carrefour SA	630,234
32,988	Cie de Saint-Gobain SA	3,301,199
4,709	Ipsen SA	546,160
330,142	Orange SA	3,956,153
66,883	Sanofi SA	7,307,446
119,187	Societe Generale SA	4,882,179
82,951	STMicroelectronics NV - NY Shares	2,048,060
2,533	Teleperformance SE	243,884
219,642	TotalEnergies SE	13,242,933
57,049	Valeo SE	599,736
184,657	Vivendi SE	559,153

	Total France	45,882,292

	Germany — 5.5%
17,603	Bayerische Motoren Werke AG	1,530,331
8,095	Continental AG	580,762
76,310	Daimler Truck Holding AG	3,350,482
180,922	Deutsche Bank AG (Registered)	3,903,549
40,989	Deutsche Post AG	1,602,592
1,955	Heidelberg Materials AG	293,993
5,141	Henkel AG & Co. KGaA	392,470
82,680	Mercedes-Benz Group AG	5,141,942
57,253	ProSiebenSat.1 Media SE	349,571
22,850	Siemens AG (Registered)	5,242,420

	Total Germany	22,388,112

	Hong Kong — 2.2%
315,500	BOC Hong Kong Holdings Ltd.	1,112,140
329,500	CK Asset Holdings Ltd.	1,435,001
353,000	CK Hutchison Holdings Ltd.	1,765,188
66,000	Kerry Properties Ltd.	136,063
239,000	Sun Hung Kai Properties Ltd.	2,249,351
79,000	Swire Pacific Ltd. – Class A	657,078
1,800	VTech Holdings Ltd.	12,445
1,968,000	WH Group Ltd.	1,608,003

	Total Hong Kong	8,975,269

	Italy — 2.9%
81,192	Banco BPM SpA	813,258
225,595	BPER Banca SpA	1,723,193
65,723	Intesa Sanpaolo SpA	323,879
4,821	Iveco Group NV	76,054
31,798	Leonardo SpA	1,282,461

See accompanying notes to the financial statements.	18

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Shares	Description	Value ($)
	Italy — continued
315,375	Stellantis NV	4,058,817
20,000	Tenaris SA	378,164
24,430	Tenaris SA ADR	924,676
154,026	Unipol Assicurazioni SpA	2,300,643

	Total Italy	11,881,145

	Japan — 21.0%
21,100	Asahi Group Holdings Ltd.	261,712
107,900	Bridgestone Corp.	4,205,675
62,000	Brother Industries Ltd.	1,197,422
18,800	Credit Saison Co. Ltd.	444,002
2,100	Daito Trust Construction Co. Ltd.	218,248
109,200	Daiwa House Industry Co. Ltd.	3,594,995
223,200	ENEOS Holdings, Inc.	1,197,426
71,800	Honda Motor Co. Ltd.	667,930
170,424	Honda Motor Co. Ltd. Sponsored ADR (b)	4,736,083
170,500	Idemitsu Kosan Co. Ltd.	1,158,421
246,400	Inpex Corp.	3,122,711
95,400	Isuzu Motors Ltd.	1,263,075
72,200	ITOCHU Corp.	3,190,687
41,500	Kawasaki Kisen Kaisha Ltd.	604,474
208,700	Kirin Holdings Co. Ltd.	2,814,793
131,500	Komatsu Ltd.	3,943,818
96,600	Kubota Corp.	1,194,382
164,300	Marubeni Corp.	2,587,069
38,500	Mazda Motor Corp.	258,806
100,700	Mitsubishi Corp.	1,682,319
254,200	Mitsubishi UFJ Financial Group, Inc.	3,240,701
201,800	Mitsui & Co. Ltd.	3,781,546
7,400	Mitsui Mining & Smelting Co. Ltd.	211,526
62,000	Mitsui OSK Lines Ltd.	2,291,922
6,693,900	Nippon Telegraph & Telephone Corp.	6,480,670
66,300	Nippon Yusen KK	2,330,449
23,000	Niterra Co. Ltd.	678,672
42,700	Nitto Denko Corp.	841,281
127,200	Ono Pharmaceutical Co. Ltd. (b)	1,371,882
155,100	ORIX Corp.	3,220,966
459,600	Panasonic Holdings Corp.	5,684,220
36,900	Renesas Electronics Corp.	616,101
68,300	Sekisui Chemical Co. Ltd.	1,165,350
35,000	Sekisui House Ltd.	791,362
164,000	Shionogi & Co. Ltd.	2,456,834
29,800	Sojitz Corp.	654,426
27,500	Subaru Corp. (b)	509,856
150,400	Sumitomo Corp.	3,377,371
19,700	Sumitomo Electric Industries Ltd.	347,225
51,200	Sumitomo Forestry Co. Ltd.	1,562,812
7,100	Sumitomo Heavy Industries Ltd.	144,202
8,600	Suntory Beverage & Food Ltd.	275,671
41,200	Suzuki Motor Corp.	504,539
41,700	Tosoh Corp.	569,835
20,100	Toyo Tire Corp.	337,886
134,400	Toyota Tsusho Corp.	2,254,315

Shares	Description	Value ($)
	Japan — continued
248,100	Yamaha Motor Co. Ltd.	2,044,151

	Total Japan	86,089,819

	Netherlands — 3.7%
89,691	ABN AMRO Bank NV	1,700,711
5,002	Akzo Nobel NV	309,036
17,519	EXOR NV	1,706,834
329,412	ING Groep NV	5,864,363
80,075	Koninklijke Ahold Delhaize NV	2,823,237
27,274	NN Group NV	1,382,919
63,864	Signify NV	1,359,951

	Total Netherlands	15,147,051

	Norway — 1.8%
304,842	Equinor ASA	7,079,602
33,145	Orkla ASA	320,446

	Total Norway	7,400,048

	Portugal — 0.0%
4,483	Sonae SGPS SA	4,711

	Russia — 0.0%
9,800	Surgutneftegas PAO (c) (d)	—

	Singapore — 1.4%
292,700	Oversea-Chinese Banking Corp. Ltd.	3,737,354
68,300	United Overseas Bank Ltd.	1,934,847

	Total Singapore	5,672,201

	Spain — 5.9%
48,842	Acerinox SA (b)	571,736
594,353	Banco Bilbao Vizcaya Argentaria SA (b)	7,878,765
988,010	Banco de Sabadell SA	2,710,485
1,525,934	Banco Santander SA	9,795,208
253,974	Repsol SA	3,234,901

	Total Spain	24,191,095

	Sweden — 2.4%
97,766	Investor AB – B Shares	2,910,982
43,071	SSAB AB – B Shares	259,382
101,493	Swedbank AB – Class A (b)	2,441,565
5,033	Volvo AB – A Shares (b)	155,885
129,888	Volvo AB – B Shares	4,031,752

	Total Sweden	9,799,566

	Switzerland — 8.5%
66,052	Adecco Group AG (Registered)	1,797,678
3,438	Holcim AG	376,877
40,475	Nestle SA (Registered)	3,907,195
11,582	Novartis AG (Registered)	1,260,351
85,922	Novartis AG Sponsored ADR	9,369,794
3,267	Roche Holding AG (a)	1,146,496

19	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Shares	Description	Value ($)
	Switzerland — continued
43,984	Roche Holding AG (a)	14,647,993
13,024	Sandoz Group AG ADR	570,451
3,218	Swisscom AG (Registered)	1,834,549

	Total Switzerland	34,911,384

	United Kingdom — 11.0%
52,722	3i Group PLC	2,638,780
114,595	abrdn PLC	229,292
4,260	Berkeley Group Holdings PLC	193,847
1,902,920	BT Group PLC (b)	3,836,972
13,110	Coca-Cola HBC AG	555,547
5,079	DCC PLC	344,421
138,550	GSK PLC Sponsored ADR (b)	5,208,094
153,115	HSBC Holdings PLC Sponsored ADR (b)	9,173,120
29,832	IG Group Holdings PLC	358,853
1,093,396	ITV PLC	980,212
84,363	J Sainsbury PLC	275,105
556,429	Kingfisher PLC	1,737,964
6,969,865	Lloyds Banking Group PLC	6,469,238
135,900	Rio Tinto PLC Sponsored ADR	8,230,104
70,153	Schroders PLC	327,454
126,152	Standard Chartered PLC	2,031,083
283,410	Vodafone Group PLC Sponsored ADR	2,496,842

	Total United Kingdom	45,086,928

	TOTAL COMMON STOCKS (COST $368,694,929)	402,570,796

	PREFERRED STOCKS (e) —0.8%

	Germany — 0.8%
4,681	Bayerische Motoren Werke AG	382,735
2,434	Henkel AG & Co. KGaA	209,985
25,636	Volkswagen AG	2,763,641

	Total Germany	3,356,361

	TOTAL PREFERRED STOCKS (COST $3,331,302)	3,356,361

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuers — 0.0%
496	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	2,486

	Total United States	2,486

	TOTAL MUTUAL FUNDS (COST $2,486)	2,486

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
486,571	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (f)	486,571

	TOTAL SHORT-TERM INVESTMENTS (COST $486,571)	486,571

	TOTAL INVESTMENTS — 99.1% (Cost $372,515,288)	406,416,214
	Other Assets and Liabilities (net) — 0.9%	3,797,291

	TOTAL NET ASSETS — 100.0%	$410,213,505

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
Surgutneftegas
PAO	05/12/20	$4,974	0.0%	$—

Notes to Schedule of Investments:

(a)	Securities are traded on separate exchanges for the same entity.
(b)	All or a portion of this security is out on loan (Note 2).
(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.
(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(f)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any,

please refer to page 45.

See accompanying notes to the financial statements.	20

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 96.8%

		Automobiles & Components — 6.3%
	464,700	Isuzu Motors Ltd.		6,152,523
	312,500	Stanley Electric Co. Ltd.		5,065,162

		Total Automobiles & Components		11,217,685

		Banks — 9.3%
	326,000	Sumitomo Mitsui Financial Group, Inc.		8,299,062
	327,800	Sumitomo Mitsui Trust Group, Inc.		8,407,404

		Total Banks		16,706,466

		Capital Goods — 24.8%
	195,500	EXEO Group, Inc.		2,261,000
	300,800	Fuji Corp.		4,431,582
	429,400	Kanematsu Corp.		7,137,778
	86,000	Kyudenko Corp.		2,583,424
	458,700	Mitsubishi Electric Corp.		7,120,093
	1,168,100	Penta-Ocean Construction Co. Ltd.		5,111,752
	209,800	THK Co. Ltd.		5,355,087
	202,100	TOTO Ltd.		5,285,674
	58,500	Toyota Industries Corp.		5,083,875

		Total Capital Goods		44,370,265

		Consumer Durables & Apparel — 8.5%
	98,000	Mizuno Corp.		5,139,320
	252,200	Sega Sammy Holdings, Inc.		4,876,737
	698,700	Yamaha Corp.		5,163,133

		Total Consumer Durables & Apparel		15,179,190

		Financial Services — 5.6%
	240,400	Credit Saison Co. Ltd.		5,677,561
	116,300	Zenkoku Hosho Co. Ltd.		4,352,220

		Total Financial Services		10,029,781

		Food, Beverage & Tobacco — 8.3%
	280,900	Kirin Holdings Co. Ltd.		3,788,573
	221,400	Morinaga & Co. Ltd.		3,627,142
	248,800	NH Foods Ltd.		7,503,489

		Total Food, Beverage & Tobacco		14,919,204

		Health Care Equipment & Services — 4.8%
	493,500	H.U. Group Holdings, Inc.		8,643,499

		Insurance — 4.6%
	387,400	T&D Holdings, Inc.		8,151,573

		Materials — 6.9%
	279,100	Denka Co. Ltd.		3,864,450
	159,800	Maruichi Steel Tube Ltd.		3,696,824
	782,600	Tokai Carbon Co. Ltd.		4,788,004

		Total Materials		12,349,278

$			$
Shares		Description	Value ($)
		Media & Entertainment — 0.0%
	200	Macromill, Inc.		1,662

		Semiconductors & Semiconductor Equipment — 3.8%
	292,800	Rohm Co. Ltd.		2,939,890
	505,500	SUMCO Corp.		3,868,159

		Total Semiconductors & Semiconductor Equipment		6,808,049

		Software & Services — 1.9%
	35,100	NEC Corp.		3,426,161

		Technology Hardware & Equipment — 9.0%
	174,100	Amano Corp.		4,492,716
	272,500	Daiwabo Holdings Co. Ltd.		4,713,802
	196,000	FUJIFILM Holdings Corp.		3,989,027
	230,000	Maxell Ltd.		2,884,150

		Total Technology Hardware & Equipment		16,079,695

		Transportation — 3.0%
	136,100	Sankyu, Inc.		5,346,196

		TOTAL COMMON STOCKS (COST $172,552,255)		173,228,704

		MUTUAL FUNDS — 3.2%

		Affiliated Issuers — 3.2%
	1,145,613	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		5,739,519

		TOTAL MUTUAL FUNDS (COST $5,731,733)		5,739,519

		SHORT-TERM INVESTMENTS — 0.1%

		Money Market Funds — 0.1%
	183,982	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		183,982

		TOTAL SHORT-TERM INVESTMENTS (COST $183,982)		183,982

		TOTAL INVESTMENTS — 100.1% (Cost $178,467,970)		179,152,205
		Other Assets and Liabilities (net) — (0.1)%		(140,189)

		TOTAL NET ASSETS — 100.0%		$179,012,016

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

21	See accompanying notes to the financial statements.

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	22

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%

	Brazil — 0.1%
8,951	Vale SA	83,845

	Canada — 4.4%
48,332	Brookfield Corp.	2,800,356
6,634	Canadian Pacific Kansas City Ltd.	516,922
2,595	TFI International, Inc.	235,330

	Total Canada	3,552,608

	Finland — 0.7%
66,130	Neste OYJ	592,632

	France — 6.3%
2,443	LVMH Moet Hennessy Louis Vuitton SE	1,765,212
12,983	Safran SA	3,399,408

	Total France	5,164,620

	Germany — 2.7%
7,146	Beiersdorf AG	980,743
13,857	Knorr-Bremse AG	1,201,971

	Total Germany	2,182,714

	Ireland — 4.7%
9,061	Kerry Group PLC – Class A	952,775
58,976	Ryanair Holdings PLC Sponsored ADR	2,862,105

	Total Ireland	3,814,880

	Mexico — 5.1%
229,078	Fomento Economico Mexicano SAB de CV	2,152,691
418,251	Grupo Mexico SAB de CV – Series B	1,967,737

	Total Mexico	4,120,428

	Netherlands — 2.0%
1,037	ASML Holding NV	737,588
5,837	IMCD NV	866,243

	Total Netherlands	1,603,831

	Russia — 0.0%
33,541	LUKOIL PJSC (a) (b)	—
72,920	Novatek PJSC (a) (b)	—

	Total Russia	—

	Spain — 7.2%
34,778	Amadeus IT Group SA	2,626,255
59,362	Industria de Diseno Textil SA	3,189,941

	Total Spain	5,816,196

	Sweden — 0.7%
17,561	Assa Abloy AB – Class B	538,800

Shares	Description	Value ($)
	United Kingdom — 8.8%
15,235	Ashtead Group PLC	928,406
25,664	Berkeley Group Holdings PLC	1,167,817
91,939	Compass Group PLC	3,218,412
77,346	Howden Joinery Group PLC	756,928
73,052	Persimmon PLC	1,112,764

	Total United Kingdom	7,184,327

	United States — 56.2%
12,275	Alphabet, Inc. – Class A	2,090,187
9,083	American Express Co.	2,733,620
660	Booking Holdings, Inc.	3,310,567
10,272	Chevron Corp.	1,629,345
6,444	Commercial Metals Co.	312,147
5,055	ConocoPhillips	501,203
37,353	Darling Ingredients, Inc. *	1,348,070
2,945	Enphase Energy, Inc. *	168,837
18,642	EOG Resources, Inc.	2,366,415
7,914	Fluor Corp. *	300,969
21,517	Green Plains, Inc. *	126,305
9,907	Hilton Worldwide Holdings, Inc.	2,624,959
1,295	Huntington Ingalls Industries, Inc.	227,376
21,360	Intercontinental Exchange, Inc.	3,700,193
2,951	Jacobs Solutions, Inc.	378,053
17,909	Kinder Morgan, Inc.	485,334
7,019	Knight-Swift Transportation Holdings, Inc.	354,038
17,890	Lam Research Corp.	1,372,879
42,766	Las Vegas Sands Corp.	1,912,068
823	Lockheed Martin Corp.	370,654
1,409	Markel Group, Inc. *	2,724,217
897	Martin Marietta Materials, Inc.	433,376
4,054	Meta Platforms, Inc. – Class A	2,708,883
15,281	Micron Technology, Inc.	1,430,760
2,047	Norfolk Southern Corp.	503,050
1,029	Northrop Grumman Corp.	475,130
3,422	Nucor Corp.	470,422
14,981	Otis Worldwide Corp.	1,494,804
988	Quanta Services, Inc.	256,514
1,651	Rockwell Automation, Inc.	474,085
11,540	SolarEdge Technologies, Inc. *	190,295
11,002	Texas Instruments, Inc.	2,156,282
39,800	U.S. Bancorp	1,866,620
2,726	Valero Energy Corp.	356,370
1,044	Valmont Industries, Inc.	363,698
1,841	Vulcan Materials Co.	455,298
33,443	Wells Fargo & Co.	2,619,256
9,683	WillScot Holdings Corp. *	319,055

	Total United States	45,611,334

	TOTAL COMMON STOCKS (COST $64,231,002)	80,266,215

23	See accompanying notes to the financial statements.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		PREFERRED STOCKS (c) —0.6%

		Brazil — 0.6%
	183,413	Bradespar SA		517,126

		TOTAL PREFERRED STOCKS (COST $824,151)		517,126

		MUTUAL FUNDS — 0.0%

		United States — 0.0%
		Affiliated Issuers — 0.0%
	308	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		1,541

		Total United States		1,541

		TOTAL MUTUAL FUNDS (COST $1,538)		1,541

$			$
Shares		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.2%

		Money Market Funds — 0.2%
	170,486	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (d)		170,486

		TOTAL SHORT-TERM INVESTMENTS (COST $170,486)		170,486

		TOTAL INVESTMENTS — 99.7% (Cost $65,227,177)		80,955,368
		Other Assets and Liabilities (net) — 0.3%		255,416

		TOTAL NET ASSETS — 100.0%		$81,210,784

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
LUKOIL PJSC	05/12/20	$2,312,150	0.0%	$—
Novatek PJSC	02/24/22	622,075	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	The security is restricted as to resale.
(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(d)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	24

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 99.5%

		Banks — 4.1%
	4,784,369	U.S. Bancorp		224,386,906
	2,961,097	Wells Fargo & Co.		231,913,117

		Total Banks		456,300,023

		Capital Goods — 5.1%
	481,358	Knorr-Bremse AG		41,753,521
	1,900,583	Otis Worldwide Corp.		189,640,172
	1,256,788	Safran SA		329,071,466

		Total Capital Goods		560,465,159

		Consumer Discretionary Distribution & Retail — 3.6%
	1,107,316	Amazon.com, Inc.*		235,061,040
	1,340,150	TJX Cos., Inc.		167,197,114

		Total Consumer Discretionary Distribution & Retail		402,258,154

		Consumer Durables & Apparel — 1.4%
	211,579	LVMH Moet Hennessy Louis Vuitton SE		152,878,349

		Consumer Services — 5.0%
	1,041,505	Amadeus IT Group SA		78,649,074
	8,056,135	Compass Group PLC		282,012,607
	714,398	Hilton Worldwide Holdings, Inc.		189,286,894

		Total Consumer Services		549,948,575

		Financial Services — 3.7%
	1,133,044	Visa, Inc. – Class A		410,966,389

		Food, Beverage & Tobacco — 6.2%
	3,445,088	Coca-Cola Co.		245,324,717
	934,364	Constellation Brands, Inc. – Class A		163,980,882
	3,340,114	Diageo PLC		91,450,318
	1,953,708	Nestle SA (Registered)		188,598,334

		Total Food, Beverage & Tobacco		689,354,251

		Health Care Equipment & Services — 14.4%
	2,946,658	Abbott Laboratories		406,668,271
	524,490	Cigna Group		161,988,736
	745,293	Elevance Health, Inc.		295,791,886
	380,941	Intuitive Surgical, Inc.*		218,336,334
	787,436	Quest Diagnostics, Inc.		136,147,684
	788,735	UnitedHealth Group, Inc.		374,617,576

		Total Health Care Equipment & Services		1,593,550,487

		Household & Personal Products — 2.1%
	4,110,682	Unilever PLC (a)		232,914,680
	1,306	Unilever PLC (a)		73,940
		Total Household & Personal Products		232,988,620
$			$
Shares		Description	Value ($)
		Media & Entertainment — 8.6%
	2,683,957	Alphabet, Inc. – Class A		457,024,198
	744,867	Meta Platforms, Inc. – Class A		497,720,129

		Total Media & Entertainment		954,744,327

		Pharmaceuticals, Biotechnology & Life Sciences —11.6%
	163,904	Eli Lilly & Co.		150,894,940
	45,764,208	Haleon PLC		230,460,197
	2,267,473	Johnson & Johnson		374,178,394
	2,098,544	Merck & Co., Inc.		193,590,684
	1,318,727	Novo Nordisk AS – Class B		119,630,431
	414,714	Thermo Fisher Scientific, Inc.		219,367,117

		Total Pharmaceuticals, Biotechnology & Life Sciences		1,288,121,763

		Semiconductors & Semiconductor Equipment — 9.9%
	164,277	ASML Holding NV		116,845,436
	189,100	KLA Corp.		134,041,644
	2,952,870	Lam Research Corp.		226,603,244
	9,994,670	Taiwan Semiconductor Manufacturing Co. Ltd.		304,847,362
	1,592,887	Texas Instruments, Inc.		312,189,923

		Total Semiconductors & Semiconductor Equipment		1,094,527,609

		Software & Services — 17.5%
	844,151	Accenture PLC – Class A		294,186,624
	2,573,504	Dassault Systemes SE		102,051,159
	1,467,588	Microsoft Corp.		582,617,760
	2,164,051	Oracle Corp.		359,362,309
	834,906	Salesforce, Inc.		248,676,752
	1,274,523	SAP SE		353,681,548

		Total Software & Services		1,940,576,152

		Technology Hardware & Equipment — 5.2%
	2,368,533	Apple, Inc.		572,806,021

		Transportation — 1.1%
	1,605,652	Uber Technologies, Inc.*		122,045,608

		TOTAL COMMON STOCKS (COST $5,905,723,006)		11,021,531,487

		MUTUAL FUNDS — 0.5%

		Affiliated Issuers — 0.5%
	10,373,009	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		51,968,777

		TOTAL MUTUAL FUNDS (COST $51,967,766)		51,968,777

25	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.1%

		Money Market Funds — 0.1%
	3,970,445	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (b)		3,970,445

		TOTAL SHORT-TERM INVESTMENTS (COST $3,970,445)		3,970,445

		TOTAL INVESTMENTS — 100.1% (Cost $5,961,661,217)		11,077,470,709
		Other Assets and Liabilities (net) — (0.1)%		(5,990,561)

		TOTAL NET ASSETS — 100.0%		$11,071,480,148

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	26

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 88.1%

		Argentina — 0.9%
	80,020	Adecoagro SA		854,614

		Australia — 0.1%
	578,245	Sunrise Energy Metals Ltd. *		96,356

		Brazil — 6.3%
	194,000	Sao Martinho SA		697,559
	144,600	Suzano SA		1,382,967
	426,900	Vale SA		3,998,800

		Total Brazil		6,079,326

		Canada — 12.5%
	273,200	Anaergia, Inc. *		190,725
	17,700	Enerflex Ltd.		140,817
	157,100	First Quantum Minerals Ltd. *		1,949,159
	290,754	Greenlane Renewables, Inc. *		18,087
	644,400	Ivanhoe Mines Ltd. – Class A* (a)		6,115,509
	531,300	Largo, Inc. *		910,748
	21,437	Li-Cycle Holdings Corp. * (a)		4,716
	265,000	NexGen Energy Ltd. *		1,397,581
	6,700	Precision Drilling Corp. *		332,279
	12,700	Teck Resources Ltd. – Class B (b)		511,072
	12,700	Teck Resources Ltd. – Class B (b)		512,191

		Total Canada		12,082,884

		China — 1.3%
	281,600	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A		701,144
	232,869	Western Mining Co. Ltd. – Class A		513,428

		Total China		1,214,572

		Denmark — 1.9%
	127,864	Vestas Wind Systems AS *		1,800,798

		Finland — 2.7%
	290,388	Neste OYJ		2,602,345

		France — 2.8%
	3,151	Eramet SA (a)		171,530
	82,928	Veolia Environnement SA		2,485,094

		Total France		2,656,624

		Italy — 1.2%
	62,175	Tenaris SA		1,175,616

		Mexico — 3.6%
	743,600	Grupo Mexico SAB de CV – Series B		3,498,400

		Netherlands — 0.4%
	16,995	SBM Offshore NV		357,728
$			$
Shares		Description	Value ($)
		Norway — 1.9%
	106,470	Austevoll Seafood ASA		1,013,960
	74,825	DOF Group ASA *		591,239
	22,984	TGS ASA		221,907

		Total Norway		1,827,106

		South Africa — 1.4%
	72,649	African Rainbow Minerals Ltd.		527,156
	1,136,688	Sibanye Stillwater Ltd. *		874,719

		Total South Africa		1,401,875

		Spain — 0.5%
	56,048	Solaria Energia y Medio Ambiente SA * (a)		456,131

		Sweden — 1.2%
	33,134	Boliden AB		1,162,183

		United Kingdom — 10.4%
	90,103	Anglo American PLC		2,655,705
	1,444,544	Glencore PLC *		5,805,736
	25,415	Rio Tinto PLC		1,535,647

		Total United Kingdom		9,997,088

		United States — 39.0%
	15,000	Advanced Drainage Systems, Inc.		1,670,850
	77,319	Aemetis, Inc. * (a)		139,174
	16,400	AGCO Corp.		1,590,308
	28,700	Albemarle Corp.		2,210,761
	162,890	Ameresco, Inc. – Class A*		1,922,102
	440,200	Array Technologies, Inc. *		2,324,256
	399,920	Clean Energy Fuels Corp. *		815,837
	38,100	Corteva, Inc.		2,399,538
	175,700	Darling Ingredients, Inc. *		6,341,013
	29,600	Enphase Energy, Inc. *		1,696,968
	11,300	First Solar, Inc. *		1,538,834
	67,000	Freeport-McMoRan, Inc.		2,472,970
	354,566	GrafTech International Ltd. *		414,842
	225,300	Green Plains, Inc. *		1,322,511
	48,300	Liberty Energy, Inc.		834,141
	41,200	NEXTracker, Inc. – Class A*		1,813,624
	8,400	PotlatchDeltic Corp. – (REIT)		390,012
	48,500	ProPetro Holding Corp. *		409,340
	12,900	Select Water Solutions, Inc.		156,477
	193,100	SolarEdge Technologies, Inc. *		3,184,219
	408,237	Sunrun, Inc. *		2,959,718
	1,800	Valmont Industries, Inc.		627,066
	2,800	Veralto Corp.		279,328

		Total United States		37,513,889

		TOTAL COMMON STOCKS (COST $155,721,294)		84,777,535

27	See accompanying notes to the financial statements.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		PREFERRED STOCKS (c) — 10.2%

		Brazil — 5.1%
	1,752,365	Bradespar SA		4,940,725

		Chile — 5.1%
	127,100	Sociedad Quimica y Minera de Chile SA Sponsored ADR		4,876,827

		TOTAL PREFERRED STOCKS (COST $18,659,278)		9,817,552

		MUTUAL FUNDS — 1.2%

		United States — 1.2%
		Affiliated Issuers — 1.2%
	236,989	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		1,187,313

		Total United States		1,187,313

		TOTAL MUTUAL FUNDS (COST $1,187,163)		1,187,313

		SHORT-TERM INVESTMENTS — 0.5%

		Money Market Funds — 0.5%
	461,419	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (d)		461,419

		TOTAL SHORT-TERM INVESTMENTS (COST $461,419)		461,419

		TOTAL INVESTMENTS — 100.0% (Cost $176,029,154)		96,243,819
		Other Assets and Liabilities (net) — (0.0)%		(32,316)

		TOTAL NET ASSETS — 100.0%		$96,211,503

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(d)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any,

please refer to page 45.

See accompanying notes to the financial statements.	28

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 88.5%

		Argentina — 6.7%
	712,722	Adecoagro SA		7,611,871
	931,408	Vista Energy SAB de CV ADR *		47,296,898
	1,297,167	YPF SA Sponsored ADR *		45,465,704

		Total Argentina		100,374,473

		Australia — 0.5%
	735,000	Clean TeQ Water Ltd. * (a)		108,512
	1,826,720	Santos Ltd.		7,460,880
	1,938,657	Sunrise Energy Metals Ltd. *		323,048

		Total Australia		7,892,440

		Austria — 1.1%
	377,281	OMV AG		16,679,348

		Brazil — 3.7%
	341,870	PRIO SA *		2,216,364
	1,726,382	Sao Martinho SA		6,207,486
	1,251,252	Suzano SA		11,967,084
	3,679,980	Vale SA		34,470,612

		Total Brazil		54,861,546

		Canada — 8.8%
	654,900	Anaergia, Inc. *		457,196
	701,679	ARC Resources Ltd.		12,959,297
	176,700	Enerflex Ltd.		1,405,783
	1,356,277	First Quantum Minerals Ltd. *		16,827,491
	696,749	Greenlane Renewables, Inc. *		43,344
	5,544,182	Ivanhoe Mines Ltd. – Class A* (a)		52,615,600
	1,273,509	Largo, Inc. * (a)		2,183,032
	217,512	Li-Cycle Holdings Corp. *		47,853
	2,284,639	NexGen Energy Ltd. * (a)		12,048,934
	212,100	NuVista Energy Ltd. * (a)		1,737,263
	59,300	Precision Drilling Corp. * (a)		2,940,919
	1,532,100	Tamarack Valley Energy Ltd. (a)		4,521,906
	112,591	Teck Resources Ltd. – Class B (b)		4,530,878
	113,102	Teck Resources Ltd. – Class B (b)		4,561,404
	877,675	Vermilion Energy, Inc.		7,460,237
	949,045	Whitecap Resources, Inc. (a)		6,448,324

		Total Canada		130,789,461

		China — 0.7%
	2,438,100	Henan Shenhuo Coal Industry & Electricity
		Power Co. Ltd. – Class A		6,070,519
	2,017,545	Western Mining Co. Ltd. – Class A		4,448,274

		Total China		10,518,793

		Denmark — 1.1%
	1,142,792	Vestas Wind Systems AS *		16,094,742

		Finland — 1.5%
	2,503,460	Neste OYJ		22,435,045

$			$
Shares		Description	Value ($)
		France — 1.5%
	27,463	Eramet SA (a)		1,494,998
	714,931	Veolia Environnement SA		21,424,253

		Total France		22,919,251

		Hong Kong — 0.3%
	109,592,000	United Energy Group Ltd. (a)		5,028,320

		Hungary — 0.5%
	999,860	MOL Hungarian Oil & Gas PLC		7,413,585

		Israel — 0.0%
	1	Equital Ltd. *		27

		Italy — 1.2%
	555,090	Eni SpA		8,039,533
	538,658	Tenaris SA		10,185,044

		Total Italy		18,224,577

		Japan — 0.4%
	716,200	Japan Petroleum Exploration Co. Ltd.		5,442,754

		Mexico — 2.0%
	6,398,072	Grupo Mexico SAB de CV – Series B (a)		30,100,884

		Netherlands — 0.2%
	169,994	SBM Offshore NV		3,578,211

		Norway — 3.2%
	1,137,406	Aker BP ASA		23,589,148
	944,635	Austevoll Seafood ASA		8,996,168
	663,654	DOF Group ASA *		5,243,945
	352,619	Equinor ASA		8,189,167
	204,383	TGS ASA		1,973,283

		Total Norway		47,991,711

		Portugal — 3.7%
	3,324,023	Galp Energia SGPS SA		54,814,596

		Russia — 0.0%
	3,574,704	Gazprom Neft PJSC (c) (d)		—
	14,145,410	Gazprom PJSC (c) (d)		—
	23,291,700	GMK Norilskiy Nickel PAO * (c) (d)		—
	248,399	LUKOIL PJSC (c) (d)		—
	338,098	PhosAgro PJSC (c) (d)		—
	6,533	PhosAgro PJSC GDR * (c) (d)		—
	3,476,399	Tatneft PJSC (c) (d)		—

		Total Russia		—

		Singapore — 0.0%
	2,725,600	Ezra Holdings Ltd. * (a) (c)		2

		South Africa — 0.8%
	629,155	African Rainbow Minerals Ltd.		4,565,277

29	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		South Africa — continued
	10,085,083	Sibanye Stillwater Ltd. *		7,760,807

		Total South Africa		12,326,084

		Spain — 0.8%
	650,298	Repsol SA		8,282,934
	489,198	Solaria Energia y Medio Ambiente SA * (a)		3,981,199

		Total Spain		12,264,133

		Sweden — 0.7%
	285,724	Boliden AB		10,021,836

		Ukraine — 0.2%
	501,341	Kernel Holding SA *		2,865,275

		United Kingdom — 15.8%
	780,029	Anglo American PLC		22,990,652
	12,955,462	BP PLC		71,285,532
	12,607,845	Glencore PLC *		50,671,920
	4,145,501	Harbour Energy PLC		11,931,581
	1,221,000	Lifezone Metals Ltd. *		6,568,980
	254,216	Rio Tinto PLC		15,360,459
	1,690,922	Shell PLC		56,502,737

		Total United Kingdom		235,311,861

		United States — 33.1%
	130,287	Advanced Drainage Systems, Inc.		14,512,669
	684,820	Aemetis, Inc. * (a)		1,232,677
	141,596	AGCO Corp.		13,730,564
	252,998	Albemarle Corp. (a)		19,488,436
	1,080,185	Ameresco, Inc. – Class A*		12,746,183
	3,834,661	Array Technologies, Inc. *		20,247,010
	685,860	California Resources Corp.		30,603,073
	327,200	Civitas Resources, Inc.		12,544,848
	3,461,288	Clean Energy Fuels Corp. *		7,061,028
	163,691	ConocoPhillips		16,229,963
	327,507	Corteva, Inc.		20,626,391
	635,133	Crescent Energy Co. – Class A		8,015,378
	1,517,833	Darling Ingredients, Inc. *		54,778,593
	256,481	Enphase Energy, Inc. *		14,704,056
	97,600	First Solar, Inc. *		13,291,168
	579,108	Freeport-McMoRan, Inc.		21,374,876
	3,068,831	GrafTech International Ltd. *		3,590,532
	1,986,885	Green Plains, Inc. *		11,663,015
	65,450	Gulfport Energy Corp. *		11,113,410
	27,168,839	Kosmos Energy Ltd. * (e)		76,344,437
	418,003	Liberty Energy, Inc.		7,218,912
	356,265	NEXTracker, Inc. – Class A*		15,682,785
	141,197	Northern Oil & Gas, Inc.		4,447,706
	73,196	PotlatchDeltic Corp. – (REIT)		3,398,490
	432,167	ProPetro Holding Corp. *		3,647,489
	128,900	Select Water Solutions, Inc.		1,563,557
	257,305	SM Energy Co.		8,416,447
	1,675,559	SolarEdge Technologies, Inc. * (a)		27,629,968
$			$
Shares		Description	Value ($)
		United States — continued
	3,552,587	Sunrun, Inc. *		25,756,256
	15,960	Valmont Industries, Inc.		5,559,985
	24,821	Veralto Corp.		2,476,143
	113,392	Viper Energy, Inc.		5,280,665

		Total United States		494,976,710

		TOTAL COMMON STOCKS (COST $1,768,754,650)		1,322,925,665

		PREFERRED STOCKS (f) —9.5%

		Brazil — 6.7%
	15,107,272	Bradespar SA		42,594,365
	9,375,648	Petroleo Brasileiro SA		57,215,873

		Total Brazil		99,810,238

		Chile — 2.8%
	1,099,262	Sociedad Quimica y Minera de Chile SA Sponsored ADR		42,178,683

		Russia — 0.0%
	20,237,584	Surgutneftegas PAO (c) (d)		—
	7,494,797	Tatneft PJSC (c) (d)		—

		Total Russia		—

		TOTAL PREFERRED STOCKS (COST $221,020,983)		141,988,921

		MUTUAL FUNDS — 1.8%

		United States — 1.8%
		Affiliated Issuers — 1.8%
	5,357,385	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		26,840,502

		Total United States		26,840,502

		TOTAL MUTUAL FUNDS (COST $26,808,647)		26,840,502

		SHORT-TERM INVESTMENTS — 0.0%

		Money Market Funds — 0.0%
	9,010	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (g)		9,010

		TOTAL SHORT-TERM INVESTMENTS (COST $9,010)		9,010

		TOTAL INVESTMENTS — 99.8% (Cost $2,016,593,290)		1,491,764,098
		Other Assets and Liabilities (net) — 0.2%		2,848,079

		TOTAL NET ASSETS — 100.0%		$1,494,612,177

See accompanying notes to the financial statements.	30

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
Gazprom Neft PJSC	09/18/15	$17,308,985	0.0%	$—
Gazprom PJSC	09/21/21	65,108,289	0.0%	—
GMK Norilskiy Nickel PAO	04/11/18	66,379,494	0.0%	—
LUKOIL PJSC	10/15/14	14,600,074	0.0%	—
PhosAgro PJSC	08/26/16	14,566,965	0.0%	—
PhosAgro PJSC GDR	08/26/16	93,496	0.0%	—
Surgutneftegas PAO	08/11/16	10,546,926	0.0%	—
Tatneft PJSC	08/12/20	24,585,036	0.0%	—
Tatneft PJSC	09/28/15	47,831,491	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)	Securities are traded on separate exchanges for the same entity.
(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.
(e)	Affiliated company (Note 10).
(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(g)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

31	See accompanying notes to the financial statements.

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 97.0%

		Automobiles & Components — 0.7%
	85,379	XPEL, Inc.*		2,854,220

		Capital Goods — 15.2%
	58,031	AAON, Inc.		4,456,781
	44,678	Allegion PLC		5,750,505
	191,828	AZEK Co., Inc.*		8,987,142
	9,345	Curtiss-Wright Corp.		3,005,913
	18,971	Kadant, Inc.		7,104,260
	20,212	Preformed Line Products Co.		2,633,219
	38,491	RBC Bearings, Inc.*		13,825,967
	72,125	Woodward, Inc.		13,631,265

		Total Capital Goods		59,395,052

		Commercial & Professional Services — 2.5%
	59,838	FTI Consulting, Inc.*		9,909,173

		Consumer Discretionary Distribution & Retail — 2.7%
	102,359	Ollie’s Bargain Outlet Holdings, Inc.*		10,595,180

		Consumer Durables & Apparel — 6.0%
	138,478	Acushnet Holdings Corp.		8,904,135
	35,442	Installed Building Products, Inc.		6,074,759
	251,919	Malibu Boats, Inc. – Class A*		8,409,056

		Total Consumer Durables & Apparel		23,387,950

		Consumer Services — 3.2%
	340,491	Aramark		12,615,192

		Consumer Staples Distribution & Retail — 2.3%
	101,812	PriceSmart, Inc.		9,100,975

		Energy — 2.7%
	203,259	Cactus, Inc. – Class A		10,679,228

		Financial Services — 11.0%
	84,530	Cohen & Steers, Inc.		7,387,922
	197,408	Essent Group Ltd.		11,374,649
	62,554	Houlihan Lokey, Inc.		10,843,736
	220,533	StepStone Group, Inc. – Class A		13,267,265

		Total Financial Services		42,873,572

		Food, Beverage & Tobacco — 6.4%
	82,296	J&J Snack Foods Corp.		10,816,986
	75,222	Lancaster Colony Corp.		14,379,062

		Total Food, Beverage & Tobacco		25,196,048

		Health Care Equipment & Services — 4.4%
	161,181	Globus Medical, Inc. – Class A*		12,946,058
	403,971	Neogen Corp.*		4,059,908

		Total Health Care Equipment & Services		17,005,966

$			$
Shares		Description	Value ($)
		Materials — 7.2%
	95,911	AptarGroup, Inc.		14,074,939
	81,268	Balchem Corp.		14,143,070

		Total Materials		28,218,009

		Media & Entertainment — 3.5%
	286,725	New York Times Co. – Class A		13,788,605

		Pharmaceuticals, Biotechnology & Life Sciences —1.8%
	106,018	Bruker Corp.		5,006,170
	6,027	Medpace Holdings, Inc.*		1,972,758

		Total Pharmaceuticals, Biotechnology & Life Sciences		6,978,928

		Semiconductors & Semiconductor Equipment — 12.3%
	109,379	Axcelis Technologies, Inc.*		5,992,875
	135,601	Cirrus Logic, Inc.*		14,130,980
	37,454	Onto Innovation, Inc.*		5,455,550
	179,344	Power Integrations, Inc.		10,904,115
	76,421	Universal Display Corp.		11,739,794

		Total Semiconductors & Semiconductor Equipment		48,223,314

		Software & Services — 4.7%
	106,645	ASGN, Inc.*		7,185,740
	134,775	Dolby Laboratories, Inc. – Class A		10,998,988

		Total Software & Services		18,184,728

		Technology Hardware & Equipment — 5.7%
	122,243	Ciena Corp.*		9,726,875
	63,594	Fabrinet*		12,721,980

		Total Technology Hardware & Equipment		22,448,855

		Transportation — 4.7%
	84,206	Landstar System, Inc.		13,371,913
	12,104	Saia, Inc.*		4,955,862

		Total Transportation		18,327,775

		TOTAL COMMON STOCKS (COST $383,312,708)		379,782,770

		MUTUAL FUNDS — 2.5%

		Affiliated Issuers — 2.5%
	1,984,789	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		9,943,792

		TOTAL MUTUAL FUNDS (COST $9,937,455)		9,943,792

See accompanying notes to the financial statements.	32

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.1%

		Money Market Funds — 0.1%
	404,455	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		404,455

		TOTAL SHORT-TERM INVESTMENTS (COST $404,455)		404,455

		TOTAL INVESTMENTS — 99.6% (Cost $393,654,618)		390,131,017
		Other Assets and Liabilities (net) — 0.4%		1,517,000

		TOTAL NET ASSETS — 100.0%		$391,648,017

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

33	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 99.2%

		Automobiles & Components — 3.1%
	10,061	BorgWarner, Inc.		299,516
	94,996	Ford Motor Co.		907,212
	66,697	General Motors Co.		3,276,823

		Total Automobiles & Components		4,483,551

		Banks — 4.2%
	31,009	Bank of America Corp.		1,429,515
	1,900	Capital City Bank Group, Inc.		70,490
	20,696	Citigroup, Inc.		1,654,645
	2,000	Community Trust Bancorp, Inc.		109,180
	5,400	Farmers National Banc Corp.		78,246
	1,500	First Financial Corp.		77,565
	4,100	Independent Bank Corp.		139,318
	4,723	JPMorgan Chase & Co.		1,249,942
	2,909	M&T Bank Corp.		557,713
	1,208	PNC Financial Services Group, Inc.		231,839
	13,539	Regions Financial Corp.		321,010
	3,125	Truist Financial Corp.		144,844
	3,091	U.S. Bancorp		144,968

		Total Banks		6,209,275

		Capital Goods — 3.7%
	3,859	3M Co.		598,608
	296	AGCO Corp.		28,703
	2,016	Allison Transmission Holdings, Inc.		205,128
	2,214	Core & Main, Inc. – Class A*		112,936
	8,607	Cummins, Inc.		3,168,925
	4,156	Masterbrand, Inc.*		58,143
	4,948	Mueller Industries, Inc.		396,731
	661	Tennant Co.		57,216
	1,617	Trane Technologies PLC		571,933
	213	WW Grainger, Inc.		217,518

		Total Capital Goods		5,415,841

		Commercial & Professional Services — 2.2%
	37,097	ACCO Brands Corp.		173,243
	2,400	Barrett Business Services, Inc.		96,600
	287	Brady Corp. – Class A		20,799
	1,723	CACI International, Inc. – Class A*		576,946
	1,470	Cimpress PLC*		70,678
	9,600	Deluxe Corp.		158,016
	11,799	Genpact Ltd.		627,943
	2,700	Heidrick & Struggles International, Inc.		110,673
	1,399	ICF International, Inc.		110,885
	6,352	Leidos Holdings, Inc.		825,569
	32,982	Resources Connection, Inc.		240,109
	18,998	Steelcase, Inc. – Class A		231,016
	3,000	TrueBlue, Inc.*		18,840

		Total Commercial & Professional Services		3,261,317

$			$
Shares		Description	Value ($)
		Consumer Discretionary Distribution & Retail — 6.2%
	30,133	Amazon.com, Inc.*		6,396,633
	35,511	eBay, Inc.		2,298,982
	2,022	Ferguson Enterprises, Inc.		358,905

		Total Consumer Discretionary Distribution & Retail		9,054,520

		Consumer Durables & Apparel — 3.2%
	2,333	Carter’s, Inc.		96,283
	2,233	DR Horton, Inc.		283,167
	3,898	Ethan Allen Interiors, Inc.		111,093
	9,776	Garmin Ltd.		2,238,020
	2,150	Lennar Corp. – Class A		257,204
	2,850	MasterCraft Boat Holdings, Inc.*		50,103
	482	Ralph Lauren Corp.		130,689
	6,895	SharkNinja, Inc.*		724,596
	6,462	Taylor Morrison Home Corp.*		398,318
	1,277	Toll Brothers, Inc.		142,564
	3,787	Tri Pointe Homes, Inc.*		119,896
	1,977	Whirlpool Corp.		201,239

		Total Consumer Durables & Apparel		4,753,172

		Consumer Services — 2.7%
	5,626	Adtalem Global Education, Inc.*		575,596
	4,116	Frontdoor, Inc.*		187,196
	148	Graham Holdings Co. – Class B		145,598
	1,220	Grand Canyon Education, Inc.*		219,380
	21,809	H&R Block, Inc.		1,188,809
	23,369	Perdoceo Education Corp.		598,246
	6,667	Stride, Inc.*		912,046
	3,456	Travel & Leisure Co.		192,914

		Total Consumer Services		4,019,785

		Consumer Staples Distribution & Retail — 3.7%
	31,680	Kroger Co.		2,053,498
	14,192	Maplebear, Inc.*		583,149
	28,657	Walmart, Inc.		2,825,867

		Total Consumer Staples Distribution & Retail		5,462,514

		Energy — 0.9%
	1,165	Cheniere Energy, Inc.		266,272
	37,244	Kinder Morgan, Inc.		1,009,313

		Total Energy		1,275,585

		Equity Real Estate Investment Trusts (REITs) — 0.0%
	2,310	Millrose Properties, Inc. – Class A, (REIT)*		52,807

		Financial Services — 12.1%
	5,805	American Express Co.		1,747,073
	18,026	Bank of New York Mellon Corp.		1,603,413

See accompanying notes to the financial statements.	34

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Financial Services — continued
	2,760	Discover Financial Services		538,724
	2,880	Enact Holdings, Inc.		99,014
	5,404	Enova International, Inc.*		558,449
	2,616	Federated Hermes, Inc.		101,370
	3,118	Goldman Sachs Group, Inc.		1,940,300
	10,475	Invesco Ltd.		182,160
	5,024	Jackson Financial, Inc. – Class A		460,349
	13,491	Janus Henderson Group PLC		569,320
	39,403	MGIC Investment Corp.		969,708
	3,222	Morgan Stanley		428,880
	3,589	Mr. Cooper Group, Inc.*		403,296
	2,245	Nasdaq, Inc.		185,841
	6,070	NMI Holdings, Inc.*		221,191
	26,813	PayPal Holdings, Inc.*		1,905,064
	4,567	PROG Holdings, Inc.		129,566
	23,805	Radian Group, Inc.		783,423
	1,273	Raymond James Financial, Inc.		196,895
	12,469	SLM Corp.		376,439
	20,297	State Street Corp.		2,014,071
	35,176	Synchrony Financial		2,134,480
	1,703	Victory Capital Holdings, Inc. – Class A		109,060
	3,435	Virtu Financial, Inc. – Class A		125,584

		Total Financial Services		17,783,670

		Food, Beverage & Tobacco — 0.7%
	16,734	Altria Group, Inc.		934,594
	892	Universal Corp.		47,820

		Total Food, Beverage & Tobacco		982,414

		Health Care Equipment & Services — 2.1%
	1,275	Centene Corp.*		74,154
	2,111	Cigna Group		651,982
	15,302	CVS Health Corp.		1,005,647
	316	Elevance Health, Inc.		125,414
	7,934	GE HealthCare Technologies, Inc.		693,035
	6,129	Medtronic PLC		563,991

		Total Health Care Equipment & Services		3,114,223

		Insurance — 2.4%
	2,969	Aflac, Inc.		325,017
	1,249	Allstate Corp.		248,738
	6,066	Arch Capital Group Ltd.		563,592
	8,380	Hartford Insurance Group, Inc.		991,186
	2,319	Old Republic International Corp.		89,305
	14,858	Unum Group		1,222,665

		Total Insurance		3,440,503

		Materials — 0.1%
	5,006	Ryerson Holding Corp.		126,051

		Media & Entertainment — 11.0%
	27,162	Alphabet, Inc. – Class A		4,625,145
	20,757	Alphabet, Inc. – Class C		3,574,771
$			$
Shares		Description	Value ($)
		Media & Entertainment — continued
	7,228	Cargurus, Inc.*		232,669
	1,666	Comcast Corp. – Class A		59,776
	10,792	Meta Platforms, Inc. – Class A		7,211,214
	353	Netflix, Inc.*		346,138
	11,906	ZoomInfo Technologies, Inc.*		138,824

		Total Media & Entertainment		16,188,537

		Pharmaceuticals, Biotechnology & Life Sciences —4.1%
	7,701	Johnson & Johnson		1,270,819
	30,260	Merck & Co., Inc.		2,791,485
	73,116	Pfizer, Inc.		1,932,456

		Total Pharmaceuticals, Biotechnology & Life Sciences		5,994,760

		Real Estate Management & Development — 0.7%
	5,015	CBRE Group, Inc. – Class A*		711,829
	460	Jones Lang LaSalle, Inc.*		125,069
	9,265	Newmark Group, Inc. – Class A		135,918

		Total Real Estate Management & Development		972,816

		Semiconductors & Semiconductor Equipment — 9.0%
	5,657	Applied Materials, Inc.		894,202
	2,510	Cirrus Logic, Inc.*		261,567
	122,924	Intel Corp.		2,916,987
	51,608	NVIDIA Corp.		6,446,871
	4,562	NXP Semiconductors NV		983,522
	10,567	QUALCOMM, Inc.		1,660,815

		Total Semiconductors & Semiconductor Equipment		13,163,964

		Software & Services — 13.7%
	5,212	Accenture PLC – Class A		1,816,382
	1,619	Adobe, Inc.*		710,029
	16,425	Cognizant Technology Solutions Corp. – Class A		1,368,695
	19,744	Dropbox, Inc. – Class A*		512,949
	5,554	GoDaddy, Inc. – Class A*		996,943
	16,981	International Business Machines Corp.		4,286,684
	16,073	Microsoft Corp.		6,380,820
	8,793	Oracle Corp.		1,460,165
	5,495	Progress Software Corp.		300,247
	31,633	Zoom Communications, Inc. – Class A*		2,331,352

		Total Software & Services		20,164,266

		Technology Hardware & Equipment — 11.1%
	40,610	Apple, Inc.		9,821,122
	1,055	Arista Networks, Inc.*		98,168
	68,025	Cisco Systems, Inc.		4,361,083
	71,711	Hewlett Packard Enterprise Co.		1,420,595

35	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares / Par Value†		Description	Value ($)
		Technology Hardware & Equipment — continued
	21,449	HP, Inc.		662,130

		Total Technology Hardware & Equipment		16,363,098

		Telecommunication Services — 1.1%
	37,507	Verizon Communications, Inc.		1,616,552

		Transportation — 1.2%
	4,273	CH Robinson Worldwide, Inc.		434,222
	11,011	CSX Corp.		352,462
	5,039	Delta Air Lines, Inc.		302,945
	125	FedEx Corp.		32,862
	1,194	Matson, Inc.		172,020
	4,427	United Parcel Service, Inc. – Class B		526,946

		Total Transportation		1,821,457

		TOTAL COMMON STOCKS (COST $127,680,070)		145,720,678

		DEBT OBLIGATIONS — 0.3%

		U.S. Government — 0.3%
	25,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.42%, due 07/31/26		25,046
	400,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.45%, due 10/31/26 (a)		400,879

		Total U.S. Government		425,925

		TOTAL DEBT OBLIGATIONS (COST $425,167)		425,925

$			$
Shares		Description	Value ($)
		MUTUAL FUNDS — 0.3%

		Affiliated Issuers — 0.3%
	91,851	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		460,172

		TOTAL MUTUAL FUNDS (COST $460,172)		460,172

		SHORT-TERM INVESTMENTS — 0.1%

		Money Market Funds — 0.1%
	196,275	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (b)		196,275

		TOTAL SHORT-TERM INVESTMENTS (COST $196,275)		196,275

		TOTAL INVESTMENTS — 99.9% (Cost $128,761,684)		146,803,050
		Other Assets and Liabilities (net) — 0.1%		83,683

		TOTAL NET ASSETS — 100.0%		$146,886,733

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
2	S&P 500 E-Mini	March 2025	$596,325	$(18,404)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	36

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

37	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 99.2%

		Automobiles & Components — 2.9%
	18,825	Aptiv PLC*		1,225,884
	4,014	Autoliv, Inc.		390,763
	140,823	BorgWarner, Inc.		4,192,301
	315,454	Ford Motor Co.		3,012,585
	65,216	General Motors Co.		3,204,062
	24,019	Lear Corp.		2,257,546

		Total Automobiles & Components		14,283,141

		Banks — 10.8%
	254,383	Bank of America Corp.		11,727,056
	119,660	Citigroup, Inc.		9,566,817
	48,845	Huntington Bancshares, Inc.		804,477
	68,325	JPMorgan Chase & Co.		18,082,211
	16,313	M&T Bank Corp.		3,127,528
	16,318	PNC Financial Services Group, Inc.		3,131,751
	43,836	Regions Financial Corp.		1,039,352
	19,713	Truist Financial Corp.		913,698
	85,326	U.S. Bancorp		4,001,789

		Total Banks		52,394,679

		Capital Goods — 4.6%
	24,518	AGCO Corp.		2,377,510
	5,667	Atkore, Inc.		348,521
	2,232	Boise Cascade Co.		231,369
	25,496	Cummins, Inc.		9,387,117
	8,721	Mueller Industries, Inc.		699,250
	2,388	Northrop Grumman Corp.		1,102,635
	18,695	Oshkosh Corp.		1,912,498
	5,724	Owens Corning		881,725
	37,220	PACCAR, Inc.		3,991,473
	929	Snap-on, Inc.		316,947
	5,328	Timken Co.		431,568
	4,520	UFP Industries, Inc.		483,640

		Total Capital Goods		22,164,253

		Commercial & Professional Services — 0.5%
	6,581	Concentrix Corp.		297,198
	27,538	Genpact Ltd.		1,465,572
	8,215	ManpowerGroup, Inc.		473,431

		Total Commercial & Professional Services		2,236,201

		Consumer Discretionary Distribution & Retail — 3.3%
	26,262	Academy Sports & Outdoors, Inc.		1,302,333
	10,181	AutoNation, Inc.*		1,856,709
	38,828	Best Buy Co., Inc.		3,491,026
	76,169	eBay, Inc.		4,931,181
	4,049	Group 1 Automotive, Inc.		1,860,839
	22,964	LKQ Corp.		968,851
	29,398	Macy’s, Inc.		421,861
$			$
Shares		Description	Value ($)
		Consumer Discretionary Distribution & Retail — continued
	20,434	Signet Jewelers Ltd.		1,069,107

		Total Consumer Discretionary Distribution & Retail		15,901,907

		Consumer Durables & Apparel — 4.1%
	4,475	Brunswick Corp.		272,304
	15,250	Carter’s, Inc.		629,367
	24,253	Crocs, Inc.*		2,414,871
	19,333	DR Horton, Inc.		2,451,618
	30,376	KB Home		1,852,936
	8,526	La-Z-Boy, Inc.		385,716
	24,676	Lennar Corp. – Class A		2,951,990
	2,314	M/I Homes, Inc.*		271,039
	11,157	Meritage Homes Corp.		808,548
	21,583	Polaris, Inc.		969,508
	18,910	PulteGroup, Inc.		1,953,025
	16,188	PVH Corp.		1,211,510
	5,128	Skechers USA, Inc. – Class A*		312,757
	4,627	Toll Brothers, Inc.		516,558
	20,280	Tri Pointe Homes, Inc.*		642,065
	21,486	Whirlpool Corp.		2,187,060

		Total Consumer Durables & Apparel		19,830,872

		Consumer Services — 0.8%
	4,417	Adtalem Global Education, Inc.*		451,903
	490	Graham Holdings Co. – Class B		482,047
	51,349	H&R Block, Inc.		2,799,034
	11,429	Perdoceo Education Corp.		292,583

		Total Consumer Services		4,025,567

		Consumer Staples Distribution & Retail — 2.0%
	16,944	Dollar General Corp.		1,256,906
	77,911	Kroger Co.		5,050,191
	25,915	Target Corp.		3,219,680

		Total Consumer Staples Distribution & Retail		9,526,777

		Energy — 8.7%
	92,608	Chevron Corp.		14,689,481
	78,164	EOG Resources, Inc.		9,922,138
	155,307	Exxon Mobil Corp.		17,290,328
	11,699	Ovintiv, Inc.		508,439

		Total Energy		42,410,386

		Equity Real Estate Investment Trusts (REITs) — 0.7%
	103,021	VICI Properties, Inc. – (REIT)		3,347,152

		Financial Services — 13.1%
	9,068	Affiliated Managers Group, Inc.		1,549,268
	6,085	American Express Co.		1,831,342
	62,973	Bank of New York Mellon Corp.		5,601,448

See accompanying notes to the financial statements.	38

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Financial Services — continued
	134,793	Blue Owl Capital Corp.		2,083,900
	26,062	Capital One Financial Corp.		5,226,734
	21,926	Discover Financial Services		4,279,736
	5,783	Enova International, Inc.*		597,615
	24,214	Federated Hermes, Inc.		938,292
	60,034	Franklin Resources, Inc.		1,215,688
	14,273	Goldman Sachs Group, Inc.		8,881,945
	67,653	Invesco Ltd.		1,176,486
	27,893	Janus Henderson Group PLC		1,177,085
	142,866	MGIC Investment Corp.		3,515,932
	35,458	Morgan Stanley Direct Lending Fund		717,670
	10,980	Morgan Stanley		1,461,548
	5,808	OneMain Holdings, Inc.		312,122
	56,685	PayPal Holdings, Inc.*		4,027,469
	12,192	PROG Holdings, Inc.		345,887
	79,216	Radian Group, Inc.		2,606,999
	47,279	SLM Corp.		1,427,353
	47,143	State Street Corp.		4,678,000
	76,277	Synchrony Financial		4,628,488
	27,704	T. Rowe Price Group, Inc.		2,928,867
	212,971	Western Union Co.		2,306,476

		Total Financial Services		63,516,350

		Food, Beverage & Tobacco — 3.1%
	51,705	Archer-Daniels-Midland Co.		2,440,476
	12,570	Bunge Global SA		932,568
	35,057	Conagra Brands, Inc.		895,356
	99,417	General Mills, Inc.		6,026,659
	3,732	Ingredion, Inc.		487,436
	91,607	Kraft Heinz Co.		2,813,251
	8,081	PepsiCo, Inc.		1,240,191
	6,536	Tyson Foods, Inc. – Class A		400,918

		Total Food, Beverage & Tobacco		15,236,855

		Health Care Equipment & Services — 9.3%
	110,158	Centene Corp.*		6,406,789
	35,043	Cigna Group		10,823,031
	111,841	CVS Health Corp.		7,350,191
	18,488	Elevance Health, Inc.		7,337,517
	15,572	GE HealthCare Technologies, Inc.		1,360,214
	14,896	Humana, Inc.		4,028,176
	72,561	Medtronic PLC		6,677,063
	17,060	Premier, Inc. – Class A		310,151
	7,505	Solventum Corp.*		598,524

		Total Health Care Equipment & Services		44,891,656

		Household & Personal Products — 0.1%
	5,188	Kimberly-Clark Corp.		736,748

		Insurance — 3.3%
	25,098	Aflac, Inc.		2,747,478
	5,382	Allstate Corp.		1,071,825
	19,718	Arch Capital Group Ltd.		1,832,000
$			$
Shares		Description	Value ($)
		Insurance — continued
	5,232	Chubb Ltd.		1,493,631
	2,374	Everest Group Ltd.		838,544
	8,007	Fidelity National Financial, Inc.		516,692
	44,389	Hartford Insurance Group, Inc.		5,250,331
	25,762	Unum Group		2,119,955

		Total Insurance		15,870,456

		Materials — 2.0%
	24,479	Commercial Metals Co.		1,185,763
	9,956	FMC Corp.		367,376
	34,919	LyondellBasell Industries NV – Class A		2,682,827
	543	NewMarket Corp.		309,570
	16,831	Nucor Corp.		2,313,757
	12,355	PPG Industries, Inc.		1,398,833
	8,508	Sealed Air Corp.		290,803
	9,680	Steel Dynamics, Inc.		1,307,478

		Total Materials		9,856,407

		Media & Entertainment — 4.1%
	37,458	Alphabet, Inc. – Class A		6,378,348
	322,033	Comcast Corp. – Class A		11,554,544
	5,726	Electronic Arts, Inc.		739,341
	18,141	Fox Corp. – Class A		1,044,922

		Total Media & Entertainment		19,717,155

		Pharmaceuticals, Biotechnology & Life Sciences —11.0%
	11,320	Incyte Corp.*		832,020
	7,205	Jazz Pharmaceuticals PLC*		1,034,134
	101,765	Johnson & Johnson		16,793,260
	119,495	Merck & Co., Inc.		11,023,414
	92,102	Organon & Co.		1,373,241
	439,869	Pfizer, Inc.		11,625,738
	14,064	Regeneron Pharmaceuticals, Inc.		9,827,079
	948	United Therapeutics Corp.*		303,407
	41,080	Viatris, Inc.		379,168

		Total Pharmaceuticals, Biotechnology & Life Sciences		53,191,461

		Real Estate Management & Development — 0.1%
	3,551	CBRE Group, Inc. – Class A*		504,029

		Semiconductors & Semiconductor Equipment — 2.1%
	3,649	Applied Materials, Inc.		576,797
	2,264	Intel Corp.		53,725
	59,934	QUALCOMM, Inc.		9,419,827
	1,669	Skyworks Solutions, Inc.		111,256

		Total Semiconductors & Semiconductor Equipment		10,161,605

39	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Software & Services — 3.0%
	56,911	Cognizant Technology Solutions Corp. – Class A		4,742,394
	30,429	International Business Machines Corp.		7,681,497
	27,426	Zoom Communications, Inc. – Class A*		2,021,296

		Total Software & Services		14,445,187

		Technology Hardware & Equipment — 6.4%
	19,624	Arrow Electronics, Inc.*		2,120,766
	50,175	Avnet, Inc.		2,535,844
	225,705	Cisco Systems, Inc.		14,469,948
	213,800	Hewlett Packard Enterprise Co.		4,235,378
	226,898	HP, Inc.		7,004,341
	3,482	TE Connectivity PLC		536,332

		Total Technology Hardware & Equipment		30,902,609

		Telecommunication Services — 2.7%
	304,700	Verizon Communications, Inc.		13,132,570

		Transportation — 0.5%
	20,272	United Parcel Service, Inc. – Class B		2,412,976

		TOTAL COMMON STOCKS (COST $452,865,886)		480,696,999

		MUTUAL FUNDS — 0.5%

		Affiliated Issuers — 0.5%
	440,785	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		2,208,334

		TOTAL MUTUAL FUNDS (COST $2,208,334)		2,208,334

		SHORT-TERM INVESTMENTS — 0.1%

		Money Market Funds — 0.1%
	469,703	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		469,703

		TOTAL SHORT-TERM INVESTMENTS (COST $469,703)		469,703

		TOTAL INVESTMENTS — 99.8% (Cost $455,543,923)		483,375,036
		Other Assets and Liabilities (net) — 0.2%		943,549

		TOTAL NET ASSETS — 100.0%		$484,318,585

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	40

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 99.1%

		Automobiles & Components — 2.5%
	2,158	Adient PLC*		34,161
	6,302	American Axle & Manufacturing Holdings, Inc.*		31,258
	17,997	BorgWarner, Inc.		535,771
	13,073	Dana, Inc.		194,395
	815	Lear Corp.		76,602

		Total Automobiles & Components		872,187

		Banks — 9.4%
	2,330	1st Source Corp.		151,217
	4,458	Amalgamated Financial Corp.		144,662
	1,366	Arrow Financial Corp.		36,923
	14,241	Associated Banc-Corp.		353,889
	12,221	BankUnited, Inc.		459,265
	1,137	Banner Corp.		78,430
	600	Capital City Bank Group, Inc.		22,260
	3,623	Central Pacific Financial Corp.		105,212
	2,452	Community Trust Bancorp, Inc.		133,855
	900	Community West Bancshares		17,361
	2,420	Customers Bancorp, Inc.*		130,680
	2,387	Eagle Bancorp, Inc.		55,522
	525	East West Bancorp, Inc.		49,576
	1,228	Enterprise Financial Services Corp.		72,550
	1,004	Financial Institutions, Inc.		28,132
	12,365	First BanCorp		240,747
	1,441	First Community Bankshares, Inc.		60,436
	691	First Financial Bancorp		18,940
	2,252	First Financial Corp.		116,451
	400	Great Southern Bancorp, Inc.		23,604
	8,589	Hanmi Financial Corp.		206,222
	3,207	Hope Bancorp, Inc.		35,020
	1,090	Horizon Bancorp, Inc.		18,574
	3,074	Independent Bank Corp.		104,455
	960	International Bancshares Corp.		64,320
	1,117	Midland States Bancorp, Inc.		21,647
	221	Northrim BanCorp, Inc.		18,188
	2,032	OceanFirst Financial Corp.		36,596
	4,260	OFG Bancorp		181,007
	229	Preferred Bank		20,324
	882	Premier Financial Corp.		24,731
	407	QCR Holdings, Inc.		30,659
	613	Republic Bancorp, Inc. – Class A		41,580
	1,715	Simmons First National Corp. – Class A		37,679
	88	Southside Bancshares, Inc.		2,706
	1,390	Synovus Financial Corp.		72,113
	2,218	Trustmark Corp.		81,157
	1,995	Valley National Bancorp		19,631
	910	Veritex Holdings, Inc.		23,969

		Total Banks		3,340,290

		Capital Goods — 10.5%
	516	Acuity Brands, Inc.		153,319
$			$
Shares		Description	Value ($)
		Capital Goods — continued
	3,280	AGCO Corp.		318,062
	2,016	Allison Transmission Holdings, Inc.		205,128
	313	American Woodmark Corp.*		19,431
	4,349	Apogee Enterprises, Inc.		208,491
	1,970	Atkore, Inc.		121,155
	1,977	AZZ, Inc.		190,009
	1,015	BlueLinx Holdings, Inc.*		80,561
	780	DXP Enterprises, Inc.*		70,567
	17,170	Gates Industrial Corp. PLC*		371,559
	1,489	Greenbrier Cos., Inc.		83,682
	1,159	Hyster-Yale, Inc.		58,900
	7,363	JELD-WEN Holding, Inc.*		40,497
	9,496	Kennametal, Inc.		210,147
	16,589	Masterbrand, Inc.*		232,080
	1,621	Matrix Service Co.*		20,230
	1,340	Miller Industries, Inc.		77,613
	4,224	MRC Global, Inc.*		51,406
	4,428	Mueller Water Products, Inc. – Class A		114,065
	832	Oshkosh Corp.		85,114
	1,152	Park-Ohio Holdings Corp.		27,878
	539	Preformed Line Products Co.		70,221
	2,641	Primoris Services Corp.		189,465
	15,047	Resideo Technologies, Inc.*		289,053
	300	Rush Enterprises, Inc. – Class B		17,082
	2,081	Tennant Co.		180,131
	5,072	Terex Corp.		206,430
	743	Wabash National Corp.		8,701
	453	Worthington Enterprises, Inc.		19,021

		Total Capital Goods		3,719,998

		Commercial & Professional Services — 7.9%
	5,957	ABM Industries, Inc.		323,644
	33,149	ACCO Brands Corp.		154,806
	3,200	Barrett Business Services, Inc.		128,800
	6,053	Brady Corp. – Class A		438,661
	7,123	BrightView Holdings, Inc.*		95,591
	1,935	Cimpress PLC*		93,035
	3,384	Concentrix Corp.		152,821
	909	CSG Systems International, Inc.		58,449
	10,995	Deluxe Corp.		180,978
	1,892	GEO Group, Inc.*		51,765
	4,971	Heidrick & Struggles International, Inc.		203,761
	2,655	HNI Corp.		123,696
	7,939	Interface, Inc.		160,606
	7,365	Kelly Services, Inc. – Class A		99,206
	448	ManpowerGroup, Inc.		25,818
	17,932	Pitney Bowes, Inc.		194,204
	10,690	Resources Connection, Inc.		77,823
	16,536	Steelcase, Inc. – Class A		201,078
	5,005	TrueBlue, Inc.*		31,431

		Total Commercial & Professional Services		2,796,173

41	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Consumer Discretionary Distribution & Retail — 3.0%
	3,090	Cato Corp. – Class A		9,486
	1,913	Genesco, Inc.*		69,958
	240	Group 1 Automotive, Inc.		110,299
	1,398	Guess?, Inc.		14,204
	20,314	Kohl’s Corp.		231,783
	17,926	Macy’s, Inc.		257,238
	11,600	Sally Beauty Holdings, Inc.*		104,632
	3,979	Shoe Carnival, Inc.		88,095
	1,097	Upbound Group, Inc.		28,325
	4,786	Victoria’s Secret & Co.*		127,930
	494	Weyco Group, Inc.		17,181

		Total Consumer Discretionary Distribution & Retail		1,059,131

		Consumer Durables & Apparel — 9.2%
	1,982	Beazer Homes USA, Inc.*		44,198
	7,236	Carter’s, Inc.		298,630
	2,361	Century Communities, Inc.		163,924
	5,911	Ethan Allen Interiors, Inc.		168,463
	8,511	G-III Apparel Group Ltd.*		230,393
	926	Helen of Troy Ltd.*		50,958
	1,368	Hooker Furnishings Corp.		17,880
	1,124	Johnson Outdoors, Inc. – Class A		30,236
	3,151	KB Home		192,211
	339	Kontoor Brands, Inc.		22,048
	5,558	La-Z-Boy, Inc.		251,444
	4,672	Leggett & Platt, Inc.		42,842
	1,279	M/I Homes, Inc.*		149,809
	2,306	Movado Group, Inc.		44,529
	320	Oxford Industries, Inc.		19,850
	5,175	Polaris, Inc.		232,461
	13,303	Sonos, Inc.*		175,866
	3,008	Steven Madden Ltd.		98,632
	3,511	Taylor Morrison Home Corp.*		216,418
	5,386	Tri Pointe Homes, Inc.*		170,521
	2,400	Universal Electronics, Inc.*		18,696
	5,456	Whirlpool Corp.		555,366
	4,082	Wolverine World Wide, Inc.		60,373

		Total Consumer Durables & Apparel		3,255,748

		Consumer Services — 5.7%
	6,793	Adtalem Global Education, Inc.*		694,992
	1,896	Bloomin’ Brands, Inc.		17,784
	762	Dine Brands Global, Inc.		19,111
	150	Graham Holdings Co. – Class B		147,565
	5,994	H&R Block, Inc.		326,733
	16,861	Perdoceo Education Corp.		431,642
	2,310	Rush Street Interactive, Inc.*		26,935
	1,455	Stride, Inc.*		199,044
	2,874	Travel & Leisure Co.		160,427

		Total Consumer Services		2,024,233

$			$
Shares		Description	Value ($)
		Consumer Staples Distribution & Retail — 1.8%
	2,161	Ingles Markets, Inc. – Class A		132,772
	5,461	SpartanNash Co.		110,257
	8,463	United Natural Foods, Inc.*		269,039
	1,140	Village Super Market, Inc. – Class A		35,910
	1,144	Weis Markets, Inc.		84,633

		Total Consumer Staples Distribution & Retail		632,611

		Energy — 1.4%
	247	Chord Energy Corp.		28,232
	2,292	Excelerate Energy, Inc. – Class A		70,318
	9,097	FutureFuel Corp.		41,118
	3,234	Granite Ridge Resources, Inc.		18,984
	1,231	Solaris Energy Infrastructure, Inc. – Class A		42,039
	9,620	World Kinect Corp.		288,023

		Total Energy		488,714

		Equity Real Estate Investment Trusts (REITs) — 4.8%
	4,094	American Assets Trust, Inc. – (REIT)		91,951
	5,273	Brandywine Realty Trust – (REIT)		26,629
	9,464	Brixmor Property Group, Inc. – (REIT)		264,613
	5,513	DiamondRock Hospitality Co. – (REIT)		45,372
	32,071	Diversified Healthcare Trust – (REIT)		90,761
	8,363	Douglas Emmett, Inc. – (REIT)		144,680
	4,372	EPR Properties – (REIT)		232,022
	66	Highwoods Properties, Inc. – (REIT)		1,923
	13,716	Industrial Logistics Properties Trust – (REIT)		54,041
	18,982	Outfront Media, Inc. – (REIT)		353,065
	3,946	Park Hotels & Resorts, Inc. – (REIT)		48,457
	1,848	Pebblebrook Hotel Trust – (REIT)		22,823
	27,400	Piedmont Office Realty Trust, Inc. – Class A (REIT)		207,966
	1,113	Safehold, Inc. – (REIT)		20,769
	5,974	Service Properties Trust – (REIT)		17,802
	5,027	Summit Hotel Properties, Inc. – (REIT)		32,525
	1,132	Urban Edge Properties – (REIT)		23,319
	2,995	Whitestone – (REIT)		40,792

		Total Equity Real Estate Investment Trusts (REITs)		1,719,510

		Financial Services — 12.4%
	390	Acadian Asset Management, Inc.		9,617
	2,169	Bread Financial Holdings, Inc.		117,126
	1,366	Enact Holdings, Inc.		46,963
	362	Encore Capital Group, Inc.*		13,653
	6,519	Enova International, Inc.*		673,673
	636	Federated Hermes, Inc.		24,645
	3,154	Invesco Ltd.		54,848
	7,249	Jackson Financial, Inc. – Class A		664,226
	980	Janus Henderson Group PLC		41,356
	146	LendingTree, Inc.*		5,897

See accompanying notes to the financial statements.	42

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Financial Services — continued
	29,309	MGIC Investment Corp.		721,295
	496	Mr. Cooper Group, Inc.*		55,736
	7,200	Navient Corp.		103,032
	8,186	NMI Holdings, Inc.*		298,298
	1,054	Oppenheimer Holdings, Inc. – Class A		69,564
	6,962	PROG Holdings, Inc.		197,512
	18,606	Radian Group, Inc.		612,323
	1,499	Regional Management Corp.		50,291
	14,244	SLM Corp.		430,026
	537	Victory Capital Holdings, Inc. – Class A		34,390
	3,494	Virtu Financial, Inc. – Class A		127,741
	2,039	Waterstone Financial, Inc.		28,689
	588	Westwood Holdings Group, Inc.		9,290

		Total Financial Services		4,390,191

		Food, Beverage & Tobacco — 2.0%
	1,989	Cal-Maine Foods, Inc.		179,786
	953	Seneca Foods Corp. – Class A*		77,384
	2,422	Turning Point Brands, Inc.		170,266
	5,353	Universal Corp.		286,974

		Total Food, Beverage & Tobacco		714,410

		Health Care Equipment & Services — 1.3%
	5,815	AMN Healthcare Services, Inc.*		147,236
	12,331	OraSure Technologies, Inc.*		42,912
	15,003	Premier, Inc. – Class A		272,754

		Total Health Care Equipment & Services		462,902

		Household & Personal Products — 0.3%
	2,312	Edgewell Personal Care Co.		72,759
	6,813	Nu Skin Enterprises, Inc. – Class A		53,959

		Total Household & Personal Products		126,718

		Insurance — 7.3%
	8,294	CNO Financial Group, Inc.		345,777
	2,000	Employers Holdings, Inc.		103,600
	13,182	Genworth Financial, Inc.*		91,615
	94	Investors Title Co.		22,306
	15,751	Lincoln National Corp.		614,289
	6,691	Old Republic International Corp.		257,670
	4,299	Stewart Information Services Corp.		306,089
	2,723	Universal Insurance Holdings, Inc.		60,396
	9,624	Unum Group		791,959

		Total Insurance		2,593,701

		Materials — 1.6%
	1,514	AdvanSix, Inc.		42,271
	2,329	Commercial Metals Co.		112,817
	3,519	Koppers Holdings, Inc.		102,438
	128	Minerals Technologies, Inc.		8,799
	2,981	Radius Recycling, Inc.		41,227
	1,808	Ryerson Holding Corp.		45,525
$			$
Shares		Description	Value ($)
		Materials — continued
	3,042	Sylvamo Corp.		216,286

		Total Materials		569,363

		Media & Entertainment — 2.5%
	91	Cable One, Inc.		23,676
	4,054	Cargurus, Inc.*		130,498
	3,397	Cars.com, Inc.*		44,840
	6,953	Eventbrite, Inc. – Class A*		16,965
	6,121	Gray Media, Inc.		23,015
	2,017	IAC, Inc.*		93,226
	240	Lee Enterprises, Inc.*		2,328
	5,832	Shutterstock, Inc.		125,330
	10,492	Taboola.com Ltd.*		28,643
	6,638	Yelp, Inc.*		227,750
	4,312	Ziff Davis, Inc.*		177,051

		Total Media & Entertainment		893,322

		Pharmaceuticals, Biotechnology & Life Sciences —1.9%
	3,513	Jazz Pharmaceuticals PLC*		504,221
	700	Phibro Animal Health Corp. – Class A		15,918
	5,264	Supernus Pharmaceuticals, Inc.*		168,764

		Total Pharmaceuticals, Biotechnology & Life Sciences		688,903

		Real Estate Management & Development — 2.8%
	12,743	Douglas Elliman, Inc.*		23,320
	531	Forestar Group, Inc.*		11,709
	2,189	Jones Lang LaSalle, Inc.*		595,167
	23,236	Newmark Group, Inc. – Class A		340,872
	1,889	RE/MAX Holdings, Inc. – Class A*		16,774

		Total Real Estate Management & Development		987,842

		Semiconductors & Semiconductor Equipment — 2.6%
	1,090	Alpha & Omega Semiconductor Ltd.*		33,005
	281	Axcelis Technologies, Inc.*		15,396
	6,245	Cirrus Logic, Inc.*		650,792
	2,070	Diodes, Inc.*		102,217
	5,455	Photronics, Inc.*		113,682

		Total Semiconductors & Semiconductor Equipment		915,092

		Software & Services — 2.3%
	2,583	ASGN, Inc.*		174,043
	4,014	Dropbox, Inc. – Class A*		104,284
	1,958	LiveRamp Holdings, Inc.*		58,505
	7,049	N-able, Inc.*		70,701
	11,100	Olo, Inc. – Class A*		76,479
	3,738	Progress Software Corp.		204,244
	6,317	SolarWinds Corp.		115,664

43	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Software & Services — continued
	6,386	Unisys Corp.*		27,524

		Total Software & Services		831,444

		Technology Hardware & Equipment — 2.9%
	8,023	Avnet, Inc.		405,482
	5,241	Benchmark Electronics, Inc.		209,430
	2,139	Kimball Electronics, Inc.*		38,545
	2,537	NETGEAR, Inc.*		66,723
	405	PC Connection, Inc.		25,839
	9,295	TTM Technologies, Inc.*		224,103
	2,695	Turtle Beach Corp.*		46,192

		Total Technology Hardware & Equipment		1,016,314

		Telecommunication Services — 0.3%
	5,621	Spok Holdings, Inc.		94,714

		Transportation — 1.3%
	1,385	Alaska Air Group, Inc.*		100,108
	324	Allegiant Travel Co.		23,814
	378	ArcBest Corp.		29,775
	12,243	Hertz Global Holdings, Inc.*		51,053
	1,753	Matson, Inc.		252,555
	1,197	Sun Country Airlines Holdings, Inc.*		19,284

		Total Transportation		476,589

		Utilities — 1.4%
	193	Northwest Natural Holding Co.		7,890
$			$
Shares		Description	Value ($)
		Utilities — continued
	14,222	UGI Corp.		485,823

		Total Utilities		493,713

		TOTAL COMMON STOCKS (COST $32,950,611)		35,163,813

		MUTUAL FUNDS — 0.3%

		Affiliated Issuers — 0.3%
	16,846	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		84,397

		TOTAL MUTUAL FUNDS (COST $84,228)		84,397

		SHORT-TERM INVESTMENTS — 0.6%

		Money Market Funds — 0.6%
	214,949	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		214,949

		TOTAL SHORT-TERM INVESTMENTS (COST $214,949)		214,949

		TOTAL INVESTMENTS — 100.0% (Cost $33,249,788)		35,463,159
		Other Assets and Liabilities (net) — 0.0%		7,510

		TOTAL NET ASSETS — 100.0%		$35,470,669

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
2	E-mini Russell 2000 Index	March 2025	$216,530	$(15,589)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	44

GMO Trust Funds

February 28, 2025

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

The rates shown on variable rate notes are the current interest rates at February 28, 2025, which are subject to change based on the terms of the security.

45	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$11,565,483	$344,450	$12,849,035	$51,870,555	$2,486
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	508,798,596	69,905,374	353,934,679	1,018,719,045	406,413,728
Foreign currency, at value (Note 2)(d)	213,700	29,714	3,069,700	56,727	159,563
Cash	8	—	45	29	9
Receivable for investments sold	—	—	—	—	3,641,045
Receivable for Fund shares sold	106,155	—	72,143	23,070	—
Dividends and interest receivable	342,538	368,610	1,333,967	2,116,680	551,906
Dividend withholding tax receivable	69,352	11,151	8,037	815,236	353,190
Foreign capital gains tax refund receivable (Note 2)	—	101,352	580,532	—	—
EU tax reclaims receivable (Note 2)	—	—	—	144,346	—
Due from broker (Note 2)	—	—	469,997	4,389	1,189
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	2,319	31,769	27,781	4,456	6,578

Total assets	521,098,151	70,792,420	372,345,916	1,073,754,533	411,129,694

Liabilities:
Payable for investments purchased	27,385	1,120	14,603	—	—
Payable for Fund shares repurchased	118,961	—	1,587	3,104	5,000
Payable for IRS closing agreement fees (Note 2)	—	—	—	55,285,749	555,043
Payable to affiliate for (Note 5):
Management fee	261,422	30,976	182,997	392,808	154,889
Shareholder service fee	65,356	5,647	38,369	89,684	32,986
Payable for variation margin on open futures contracts (Note 4)	—	—	172,050	—	—
Payable to Trustees and related expenses	2,562	885	1,633	4,493	1,856
Miscellaneous payable	56,815	—	750,825	—	—
Accrued expenses	367,106	416,351	561,556	320,048	166,415

Total liabilities	899,607	454,979	1,723,620	56,095,886	916,189

Commitments and contingent liabilities (Note 5)
Net assets	$520,198,544	$70,337,441	$370,622,296	$1,017,658,647	$410,213,505

(a) Cost of investments – affiliated issuers:	$11,565,399	$344,450	$18,505,313	$51,797,160	$2,486
(b) Cost of investments – unaffiliated issuers:	$774,567,986	$142,594,434	$706,798,071	$899,168,732	$372,512,802
(c) Includes securities on loan at value (Note 2):	$9,184,121	$52,734	$5,661,207	$54,341,028	$41,973,005
(d) Cost of foreign currency:	$214,605	$29,951	$3,082,858	$56,876	$159,769

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Net assets consist of:
Paid-in capital	$929,633,070	$180,406,009	$2,214,376,113	$1,798,486,985	$370,317,698
Distributable earnings (accumulated loss)	(409,434,526)	(110,068,568)	(1,843,753,817)	(780,828,338)	39,895,807

	$520,198,544	$70,337,441	$370,622,296	$1,017,658,647	$410,213,505

Net assets attributable to:
Class II	$—	$—	$112,375,524	$—	$—

Class III	$245,670,554	$33,601,757	$40,430	$401,462,477	$30,690,145

Class IV	$—	$—	$—	$611,464,219	$357,366,310

Class VI	$—	$36,735,684	$183,206,480	$—	$—

Class R6	$154,338,711	$—	$13,041,245	$—	$22,094,788

Class I	$120,189,279	$—	$61,958,617	$4,731,951	$62,262

Shares outstanding:
Class II	—	—	4,827,268	—	—

Class III	14,255,732	2,973,009	1,707	14,995,969	2,017,601

Class IV	—	—	—	22,879,846	23,576,519

Class VI	—	3,243,543	7,954,830	—	—

Class R6	8,975,643	—	560,290	—	1,454,658

Class I	6,982,163	—	2,666,907	176,025	4,108

Net asset value per share:
Class II	$—	$—	$23.28	$—	$—

Class III	$17.23	$11.30	$23.68	$26.77	$15.21

Class IV	$—	$—	$—	$26.73	$15.16

Class VI	$—	$11.33	$23.03	$—	$—

Class R6	$17.20	$—	$23.28	$—	$15.19

Class I	$17.21	$—	$23.23	$26.88	$15.16

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$5,739,519	$1,541	$51,968,777	$1,187,313	$103,184,939
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	173,412,686	80,953,827	11,025,501,932	95,056,506	1,388,579,159
Foreign currency, at value (Note 2)(d)	—	71,378	3,167,862	38,737	1,202,091
Cash	—	—	217	—	6
Receivable for investments sold	—	—	—	—	1,698
Receivable for Fund shares sold	—	—	1,259,243	—	624,572
Dividends and interest receivable	309,564	83,013	11,135,322	106,710	3,904,658
Dividend withholding tax receivable	6,631	955	3,515,402	55,299	50,307
Foreign capital gains tax refund receivable (Note 2)	—	—	—	—	194,471
EU tax reclaims receivable (Note 2)	—	—	—	—	503,414
Due from broker (Note 2)	—	200,000	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	3,879	6,539	20,264	11,452	1,948

Total assets	179,472,279	81,317,253	11,096,569,019	96,456,017	1,498,247,263

Liabilities:
Payable for investments purchased	267,993	—	—	4,892	—
Payable for Fund shares repurchased	—	—	19,668,781	—	1,562,986
Payable to affiliate for (Note 5):
Management fee	68,221	20,825	2,817,389	64,186	611,184
Shareholder service fee	11,653	3,486	997,398	4,413	162,897
Payable to Trustees and related expenses	808	342	50,145	772	7,127
Accrued expenses	111,588	81,816	1,555,158	170,251	1,290,892

Total liabilities	460,263	106,469	25,088,871	244,514	3,635,086

Commitments and contingent liabilities (Note 5)
Net assets	$179,012,016	$81,210,784	$11,071,480,148	$96,211,503	$1,494,612,177

(a) Cost of investments – affiliated issuers:	$5,731,733	$1,538	$51,967,766	$1,187,163	$107,291,369
(b) Cost of investments – unaffiliated issuers:	$172,736,237	$65,225,639	$5,909,693,451	$174,841,991	$1,909,301,921
(c) Includes securities on loan at value (Note 2):	$—	$—	$—	$2,621,145	$71,534,625
(d) Cost of foreign currency:	$—	$71,571	$3,191,914	$38,771	$1,208,853

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund
Net assets consist of:
Paid-in capital	$179,561,505	$61,817,097	$5,734,479,261	$252,301,600	$2,196,291,066
Distributable earnings (accumulated loss)	(549,489)	19,393,687	5,337,000,887	(156,090,097)	(701,678,889)

	$179,012,016	$81,210,784	$11,071,480,148	$96,211,503	$1,494,612,177

Net assets attributable to:
Class III	$29,337,143	$—	$3,346,232,511	$—	$194,258,049

Class IV	$—	$—	$1,219,153,858	$—	$342,416,293

Class VI	$121,619,443	$81,001,687	$3,262,684,817	$96,211,503	$79,861,198

Class R6	$—	$—	$1,560,753,501	$—	$412,979,171

Class I	$28,055,430	$209,097	$1,682,655,461	$—	$465,097,466

Shares outstanding:
Class III	1,438,544	—	98,572,638	—	11,146,714

Class IV	—	—	35,794,921	—	19,727,363

Class VI	5,963,065	3,554,287	96,103,379	9,038,576	4,600,834

Class R6	—	—	46,060,769	—	23,733,292

Class I	1,379,255	9,184	49,748,567	—	26,675,006

Net asset value per share:
Class III	$20.39	$—	$33.95	$—	$17.43

Class IV	$—	$—	$34.06	$—	$17.36

Class VI	$20.40	$22.79	$33.95	$10.64	$17.36

Class R6	$—	$—	$33.88	$—	$17.40

Class I	$20.34	$22.77	$33.82	$—	$17.44

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$9,943,792	$460,172	$2,208,334	$84,397
Investments in unaffiliated issuers, at value (Note 2)(b)	380,187,225	146,342,878	481,166,702	35,378,762
Cash	—	8	12	—
Receivable for Fund shares sold	1,771,492	—	2,941	—
Dividends and interest receivable	177,054	201,940	1,255,810	49,421
Dividend withholding tax receivable	—	—	1,709	—
Due from broker (Note 2)	—	—	—	20,007
Receivable for variation margin on open futures contracts (Note 4)	—	8,700	—	2,080
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	54,163	2,877	5,215	3,765

Total assets	392,133,726	147,016,575	484,640,723	35,538,432

Liabilities:
Payable for investments purchased	33,413	—	4,937	—
Payable for Fund shares repurchased	61,183	—	92	—
Payable to affiliate for (Note 5):
Management fee	183,997	35,804	116,298	8,675
Shareholder service fee	42,234	11,264	37,052	1,539
Payable to Trustees and related expenses	2,143	718	2,363	206
Accrued expenses	162,739	82,056	161,396	57,343

Total liabilities	485,709	129,842	322,138	67,763

Commitments and contingent liabilities (Note 5)
Net assets	$391,648,017	$146,886,733	$484,318,585	$35,470,669

(a) Cost of investments – affiliated issuers:	$9,937,455	$460,172	$2,208,334	$84,228
(b) Cost of investments – unaffiliated issuers:	$383,717,163	$128,301,512	$453,335,589	$33,165,560

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Net assets consist of:
Paid-in capital	$395,904,449	$121,545,366	$432,299,635	$33,841,594
Distributable earnings (accumulated loss)	(4,256,432)	25,341,367	52,018,950	1,629,075

	$391,648,017	$146,886,733	$484,318,585	$35,470,669

Net assets attributable to:
Class III	$54,495,885	$65,503,959	$36,150,675	$—

Class IV	$—	$—	$253,225,144	$—

Class VI	$49,662,261	$81,382,774	$129,824,867	$35,470,669

Class R6	$—	$—	$1,953,070	$—

Class I	$287,489,871	$—	$63,164,829	$—

Shares outstanding:
Class III	2,397,872	4,854,418	1,618,613	—

Class IV	—	—	11,364,091	—

Class VI	2,182,109	6,139,642	5,822,532	1,731,287

Class R6	—	—	87,760	—

Class I	12,653,660	—	2,838,670	—

Net asset value per share:
Class III	$22.73	$13.49	$22.33	$—

Class IV	$—	$—	$22.28	$—

Class VI	$22.76	$13.26	$22.30	$20.49

Class R6	$—	$—	$22.25	$—

Class I	$22.72	$—	$22.25	$—

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2025

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$9,331,875	$4,463,311	$18,380,137	$36,408,223	$16,881,269
Dividends from affiliated issuers (Note 10)	501,096	52,656	119,022	3,067,319	246,815
Interest	10,097	—	—	70,624	2,170
Securities lending income from affiliated issuers (net)	114,841	—	—	—	—
Securities lending income (net)	367,309	6,205	60,757	167,227	136,704
Other income (Note 2)	98,562	676	285,596	72,748	399

Total investment income	10,423,780	4,522,848	18,845,512	39,786,141	17,267,357

Expenses:
Management fee (Note 5)	4,397,919	592,304	2,599,639	4,956,276	1,991,177
Shareholder service fee – Class II (Note 5)	—	—	272,114	—	—
Shareholder service fee – Class III (Note 5)	521,968	56,160	62	568,238	48,979
Shareholder service fee – Class IV (Note 5)	—	—	—	546,462	343,326
Shareholder service fee – Class VI (Note 5)	—	38,638	110,636	—	—
Shareholder service fee – Class R6 (Note 5)	273,335	—	28,888	—	33,298 *
Shareholder service fee – Class I (Note 5)	304,177	—	136,241	11,550	87
Audit and tax fees	122,734	137,315	213,435	149,931	126,719
Custodian, fund accounting agent and transfer agent fees	433,676	428,542	671,606	277,850	139,922
Legal fees	18,400	2,689	69,897	11,840,728	418,846
Registration fees	65,030	4,403	50,724	33,567	41,920
Trustees’ fees and related expenses (Note 5)	44,426	7,107	21,827	58,446	24,784
Miscellaneous	43,158	29,076	46,266	62,357	23,407

Total expenses	6,224,823	1,296,234	4,221,335	18,505,405	3,192,465
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(333,616)	(518,303)	(407,843)	(310,244)	(219,267)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(14,179)	(783)	(1,965)	(50,113)	(3,994)

Net expenses	5,877,028	777,148	3,811,527	18,145,048	2,969,204

Net investment income (loss)	4,546,752	3,745,700	15,033,985	21,641,093	14,298,153

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax)
(Note 2)(b)	(78,842,090)	18,373,357	(60,246,715)	84,362,845	27,513,155
Investments in affiliated issuers	35,856	1,464	15,830	50,425	4,485
Futures contracts	—	—	2,719,465	940,560	—
Foreign currency and foreign currency related transactions	81,615	(890,614)	(2,033,864)	(259,230)	(58,959)

Net realized gain (loss)	(78,724,619)	17,484,207	(59,545,284)	85,094,600	27,458,681

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax)
(Note 2)(c)	(72,225,465)	(21,996,607)	59,201,713	63,572,789	16,963,548
Investments in affiliated issuers	84	—	13,614	73,395	—
Futures contracts	—	—	(1,046,303)	(349,013)	—
Foreign currency and foreign currency related transactions	26,096	(3,255)	424,378	114,931	17,885

Net change in unrealized appreciation (depreciation)	(72,199,285)	(21,999,862)	58,593,402	63,412,102	16,981,433

Net realized and unrealized gain (loss)	(150,923,904)	(4,515,655)	(951,882)	148,506,702	44,440,114

Net increase (decrease) in net assets resulting from operations	$(146,377,152)	$(769,955)	$14,082,103	$170,147,795	$58,738,267

(a) Withholding tax:	$895,537	$618,080	$1,987,963	$2,854,225	$1,725,631
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$1,229,551	$1,648,842	$—	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$(1,240,399)	$(1,901,331)	$—	$—

*	Period from April 8, 2024 (commencement of operations) through February 28, 2025.

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2025 — (Continued)

	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$4,028,331	$1,488,727	$146,265,080	$2,626,130	$64,545,156
Dividends from affiliated issuers (Note 10)	127,705	18,332	8,637,695	84,094	1,840,330
Interest	1,699	632	70,024	—	7,579
Securities lending income (net)	—	611	—	58,733	1,056,070
Other income (Note 2)	—	—	2,640	61	738,462

Total investment income	4,157,735	1,508,302	154,975,439	2,769,018	68,187,597

Expenses:
Management fee (Note 5)	842,739	259,664	34,393,826	944,613	9,699,130
Shareholder service fee – Class III (Note 5)	43,905	—	4,798,846	—	330,660
Shareholder service fee – Class IV (Note 5)	—	—	1,298,317	—	407,125
Shareholder service fee – Class VI (Note 5)	64,747	43,111	1,677,308	64,942	56,581
Shareholder service fee – Class R6 (Note 5)	—	—	1,988,609	—	766,356
Shareholder service fee – Class I (Note 5)	32,333	453	2,416,888	—	1,047,724
Audit and tax fees	73,145	69,475	109,701	91,892	119,832
Custodian, fund accounting agent and transfer agent fees	97,340	45,570	3,311,998	66,413	1,726,578
Legal fees	5,753	3,535	260,162	5,044	45,360
Registration fees	23,006	26,075	98,839	644	71,866
Trustees’ fees and related expenses (Note 5)	10,095	4,727	620,251	5,894	120,186
Miscellaneous	6,469	4,367	146,001	2,630	69,641

Total expenses	1,199,532	456,977	51,120,746	1,182,072	14,461,039
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(144,076)	(130,915)	(406,258)	(166,622)	(83,752)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(286)	(133,323)	(1,393)	(29,141)

Net expenses	1,055,456	325,776	50,581,165	1,014,057	14,348,146

Net investment income (loss)	3,102,279	1,182,526	104,394,274	1,754,961	53,839,451

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	10,894,031	8,597,017	661,090,931	(5,570,157)	(62,195,237)
Investments in affiliated issuers	4,587	510	428,531	3,604	(8,744,861)
Futures contracts	—	(24,705)	—	—	—
Foreign currency and foreign currency related transactions	(125,655)	67	231,612	(418)	(309,035)

Net realized gain (loss)	10,772,963	8,572,889	661,751,074	(5,566,971)	(71,249,133)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,365,981)	(4,007,459)	658,175,505	(18,371,066)	(227,302,812)
Investments in affiliated issuers	7,786	3	(48,807)	150	(4,112,312)
Foreign currency and foreign currency related transactions	21,016	164	(171,430)	4,924	100,535

Net change in unrealized appreciation (depreciation)	(4,337,179)	(4,007,292)	657,955,268	(18,365,992)	(231,314,589)

Net realized and unrealized gain (loss)	6,435,784	4,565,597	1,319,706,342	(23,932,963)	(302,563,722)

Net increase (decrease) in net assets resulting from operations	$9,538,063	$5,748,123	$1,424,100,616	$(22,178,002)	$(248,724,271)

(a) Withholding tax:	$434,101	$75,530	$3,590,290	$191,610	$4,016,762

53	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2025 — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,907,899	$2,289,630	$14,468,889	$827,055
Dividends from affiliated issuers (Note 10)	487,521	39,219	173,795	23,396
Interest	4,647	11,610	2,315	2,976
Securities lending income (net)	—	—	248	—

Total investment income	3,400,067	2,340,459	14,645,247	853,427

Expenses:
Management fee (Note 5)	2,107,685	429,893	1,673,046	119,576
Shareholder service fee – Class III (Note 5)	51,861	95,992	54,570	—
Shareholder service fee – Class IV (Note 5)	—	—	284,296	—
Shareholder service fee – Class VI (Note 5)	32,673	41,074	77,552	21,215
Shareholder service fee – Class R6 (Note 5)	—	—	2,844	—
Shareholder service fee – Class I (Note 5)	385,952	—	114,174	—
Audit and tax fees	64,471	69,120	59,011	64,031
Custodian, fund accounting agent and transfer agent fees	350,934	51,843	220,199	28,206
Legal fees	10,490	4,143	13,935	2,481
Registration fees	58,799	19,495	48,457	3,338
Trustees’ fees and related expenses (Note 5)	21,070	7,720	33,316	1,250
Miscellaneous	21,134	3,380	12,356	3,816

Total expenses	3,105,069	722,660	2,593,756	243,913
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(505,828)	(117,831)	(146,882)	(61,347)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(7,980)	(655)	(2,724)	(361)

Net expenses	2,591,261	604,174	2,444,150	182,205

Net investment income (loss)	808,806	1,736,285	12,201,097	671,222

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	20,735,269	17,949,618	65,488,678	3,570,505
Investments in affiliated issuers	7,628	2,811	4,990	401
Futures contracts	—	273,567	—	107,914

Net realized gain (loss)	20,742,897	18,225,996	65,493,668	3,678,820

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(27,050,068)	(1,821,026)	(10,022,951)	(525,851)
Investments in affiliated issuers	6,337	—	—	169
Futures contracts	—	(34,361)	—	(43,328)

Net change in unrealized appreciation (depreciation)	(27,043,731)	(1,855,387)	(10,022,951)	(569,010)

Net realized and unrealized gain (loss)	(6,300,834)	16,370,609	55,470,717	3,109,810

Net increase (decrease) in net assets resulting from operations	$(5,492,028)	$18,106,894	$67,671,814	$3,781,032

(a) Withholding tax:	$—	$2,792	$860	$1,888

See accompanying notes to the financial statements.	54

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Markets ex-China Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,546,752	$5,976,050	$3,745,700	$12,956,428
Net realized gain (loss)	(78,724,619)	(36,324,246)	17,484,207	(10,695,915)
Change in net unrealized appreciation (depreciation)	(72,199,285)	(202,678,689)	(21,999,862)	47,916,067

Net increase (decrease) in net assets from operations	(146,377,152)	(233,026,885)	(769,955)	50,176,580

Distributions to shareholders:
Class III	(1,897,328)	(3,466,269)	(9,232,178)	(2,184,380)
Class VI	—	—	(14,469,210)	(13,456,339)
Class R6	(1,078,090)	(1,695,501)	—	—
Class I	(726,782)	(2,139,324)	—	(5)*

Total distributions	(3,702,200)	(7,301,094)	(23,701,388)	(15,640,724)

Net share transactions (Note 9):
Class III	9,405,962	66,165,312	2,624,249	8,160,595
Class VI	—	—	(145,106,711)	(60,198,947)
Class R6	13,297,544	47,784,723	—	—
Class I	(95,186,209)	(63,720,630)	—	(385)*

Increase (decrease) in net assets resulting from net share transactions	(72,482,703)	50,229,405	(142,482,462)	(52,038,737)

Total increase (decrease) in net assets	(222,562,055)	(190,098,574)	(166,953,805)	(17,502,881)
Net assets:
Beginning of period	742,760,599	932,859,173	237,291,246	254,794,127

End of period	$520,198,544	$742,760,599	$70,337,441	$237,291,246

*	Class I liquidated on August 28, 2023.

55	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		International Equity Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,033,985	$41,301,254	$21,641,093	$39,282,659
Net realized gain (loss)	(59,545,284)	(86,914,103)	85,094,600	32,339,628
Change in net unrealized appreciation (depreciation)	58,593,402	129,808,168	63,412,102	87,850,932

Net increase (decrease) in net assets from operations	14,082,103	84,195,319	170,147,795	159,473,219

Distributions to shareholders:
Class II	(5,989,955)	(9,445,273)	—	(4,872)*
Class III	(2,101)	(3,096)	(15,068,214)	(25,954,707)
Class IV	—	—	(24,519,773)	(43,445,461)
Class VI	(10,131,315)	(32,006,640)	—	—
Class R6	(668,458)	(839,644)	—	—
Class I	(2,898,021)	(5,161,582)	(166,224)	(301,943)

Total distributions	(19,689,850)	(47,456,235)	(39,754,211)	(69,706,983)

Net share transactions (Note 9):
Class II	(15,455,627)	(33,876,936)	—	(4,847,751)*
Class III	1,430	(37,613)	(11,633,623)	(33,502,760)
Class IV	—	—	(45,473,657)	(403,569,831)
Class VI	(65,058,813)	(364,583,946)	—	—
Class R6	1,046,954	240,779	—	—
Class I	(2,597,583)	(27,994,487)	(679,255)	1,662,154

Increase (decrease) in net assets resulting from net share transactions	(82,063,639)	(426,252,203)	(57,786,535)	(440,258,188)

Total increase (decrease) in net assets	(87,671,386)	(389,513,119)	72,607,049	(350,491,952)
Net assets:
Beginning of period	458,293,682	847,806,801	945,051,598	1,295,543,550

End of period	$370,622,296	$458,293,682	$1,017,658,647	$945,051,598

*	Class II liquidated on August 28, 2023.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Opportunistic Value Fund			Japan Value Creation Fund
	Year Ended February 28/29,			Year Ended February 28/29,
	2025	2024		2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,298,153	$5,892,526		$3,102,279	$2,395,231
Net realized gain (loss)	27,458,681	6,501,451		10,772,963	(2,455,916)
Change in net unrealized appreciation (depreciation)	16,981,433	13,175,409		(4,337,179)	21,922,079

Net increase (decrease) in net assets from operations	58,738,267	25,569,386		9,538,063	21,861,394

Distributions to shareholders:
Class III	(2,570,011)	(1,907,667)		(711,451)	(1,239,649)
Class IV	(30,434,385)	(7,503,114	)*	—	—
Class VI	—	—		(3,083,177)	(3,547,260)
Class R6	(2,156,294)**	—		—	—
Class I	(5,085)	(1,431	)***	(641,792)	(204,920)

Total distributions	(35,165,775)	(9,412,212)		(4,436,420)	(4,991,829)

Net share transactions (Note 9):
Class III	(27,734,485)	15,565,296		(845,313)	70,609
Class IV	28,443,820	301,365,286	*	—	—
Class VI	—	—		35,651,390	(10,799,492)
Class R6	22,100,475 **	—		—	—
Class I	5,085	52,166	***	21,132,489	4,325,351

Increase (decrease) in net assets resulting from net share transactions	22,814,895	316,982,748		55,938,566	(6,403,532)

Total increase (decrease) in net assets	46,387,387	333,139,922		61,040,209	10,466,033
Net assets:
Beginning of period	363,826,118	30,686,196		117,971,807	107,505,774

End of period	$410,213,505	$363,826,118		$179,012,016	$117,971,807

*	Period from September 25, 2023 (commencement of operations) through February 29, 2024.
**	Period from April 8, 2024 (commencement of operations) through February 28, 2025.
***	Period from August 14, 2023 (commencement of operations) through February 29, 2024.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Cyclicals Fund		Quality Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,182,526	$1,150,766	$104,394,274	$84,948,106
Net realized gain (loss)	8,572,889	1,962,416	661,751,074	307,891,914
Change in net unrealized appreciation (depreciation)	(4,007,292)	6,742,795	657,955,268	2,041,726,119

Net increase (decrease) in net assets from operations	5,748,123	9,855,977	1,424,100,616	2,434,566,139

Distributions to shareholders:
Class III	—	—	(143,047,782)	(121,035,238)
Class IV	—	—	(65,815,512)	(31,178,712)
Class VI	(5,432,099)	(6,689,237)	(146,641,867)	(110,540,713)
Class R6	—	—	(70,712,066)	(41,976,135)
Class I	(17,919)	(15,534)	(78,374,359)	(41,573,820)

Total distributions	(5,450,018)	(6,704,771)	(504,591,586)	(346,304,618)

Net share transactions (Note 9):
Class III	—	—	(164,048,433)	(460,144,405)
Class IV	—	—	89,571,858	435,590,139
Class VI	471,463	7,503,226	113,963,519	(18,698,316)
Class R6	—	—	311,389,038	126,971,013
Class I	(121,245)	233,970	279,716,000	563,995,001

Increase (decrease) in net assets resulting from net share transactions	350,218	7,737,196	630,591,982	647,713,432

Total increase (decrease) in net assets	648,323	10,888,402	1,550,101,012	2,735,974,953
Net assets:
Beginning of period	80,562,461	69,674,059	9,521,379,136	6,785,404,183

End of period	$81,210,784	$80,562,461	$11,071,480,148	$9,521,379,136

See accompanying notes to the financial statements.	58

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resource Transition Fund		Resources Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,754,961	$9,354,873	$53,839,451	$71,513,294
Net realized gain (loss)	(5,566,971)	(74,373,195)	(71,249,133)	(90,674,730)
Change in net unrealized appreciation (depreciation)	(18,365,992)	(36,443,389)	(231,314,589)	(244,236,911)

Net increase (decrease) in net assets from operations	(22,178,002)	(101,461,711)	(248,724,271)	(263,398,347)

Distributions to shareholders:
Class III	—	—	(6,697,405)	(13,289,228)
Class IV	—	—	(12,473,962)	(25,982,061)
Class VI	(2,705,105)	(9,795,717)	(2,986,531)	(5,158,496)
Class R6	—	—	(15,036,878)	(23,782,202)
Class I	—	—	(14,903,443)	(43,970,688)

Total distributions	(2,705,105)	(9,795,717)	(52,098,219)	(112,182,675)

Net share transactions (Note 9):
Class III	—	—	5,392,350	(54,212,744)
Class IV	—	—	3,128,691	136,763,947
Class VI	2,678,108	(230,534,823)	(14,362,184)	61,502,242
Class R6	—	—	(2,208,798)	264,931,713
Class I	—	—	(193,774,226)	179,577,502

Increase (decrease) in net assets resulting from net share transactions	2,678,108	(230,534,823)	(201,824,167)	588,562,660

Total increase (decrease) in net assets	(22,204,999)	(341,792,251)	(502,646,657)	212,981,638
Net assets:
Beginning of period	118,416,502	460,208,753	1,997,258,834	1,784,277,196

End of period	$96,211,503	$118,416,502	$1,494,612,177	$1,997,258,834

59	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Small Cap Quality Fund		U.S. Equity Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$808,806	$267,668	$1,736,285	$3,471,400
Net realized gain (loss)	20,742,897	8,886,376	18,225,996	23,543,352
Change in net unrealized appreciation (depreciation)	(27,043,731)	12,849,131	(1,855,387)	15,116,415

Net increase (decrease) in net assets from operations	(5,492,028)	22,003,175	18,106,894	42,131,167

Distributions to shareholders:
Class III	(3,006,708)	(1,859,199)	(10,071,084)	(6,363,834)
Class VI	(3,479,629)	(6,819,766)	(11,374,977)	(25,381,376)
Class I	(18,344,079)	(2,833)	—	—

Total distributions	(24,830,416)	(8,681,798)	(21,446,061)	(31,745,210)

Net share transactions (Note 9):
Class III	43,050,014	2,238,287	6,509,017	4,824,102
Class VI	(11,623,767)	6,675,881	8,390,503	(124,844,064)
Class I	186,589,052	116,741,682	—	—

Increase (decrease) in net assets resulting from net share transactions	218,015,299	125,655,850	14,899,520	(120,019,962)

Total increase (decrease) in net assets	187,692,855	138,977,227	11,560,353	(109,634,005)
Net assets:
Beginning of period	203,955,162	64,977,935	135,326,380	244,960,385

End of period	$391,648,017	$203,955,162	$146,886,733	$135,326,380

See accompanying notes to the financial statements.	60

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Opportunistic Value Fund		U.S. Small Cap Value Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,201,097	$10,485,449	$671,222	$603,442
Net realized gain (loss)	65,493,668	15,328,741	3,678,820	1,083,918
Change in net unrealized appreciation (depreciation)	(10,022,951)	38,644,588	(569,010)	2,563,497

Net increase (decrease) in net assets from operations	67,671,814	64,458,778	3,781,032	4,250,857

Distributions to shareholders:
Class III	(4,049,858)	(510)	—	—
Class IV	(32,884,788)	(7,535,647)	—	—
Class VI	(14,786,369)	(11,806,155)	(600,026)	(630,097)
Class R6	(220,044)	(58,420)*	—	—
Class I	(8,717,894)	(2,483,818)	—	—

Total distributions	(60,658,953)	(21,884,550)	(600,026)	(630,097)

Net share transactions (Note 9):
Class III	(1,376,553)	36,826,651	—	—
Class IV	(34,115,212)	205,945,057	—	—
Class VI	(17,470,116)	(93,252,374)	(2,552,712)	1,794,100
Class R6	205,818	1,564,101 *	—	—
Class I	(11,699,480)	69,636,889	—	—

Increase (decrease) in net assets resulting from net share transactions	(64,455,543)	220,720,324	(2,552,712)	1,794,100

Total increase (decrease) in net assets	(57,442,682)	263,294,552	628,294	5,414,860
Net assets:
Beginning of period	541,761,267	278,466,715	34,842,375	29,427,515

End of period	$484,318,585	$541,761,267	$35,470,669	$34,842,375

*	Period from August 28, 2023 (commencement of operations) through February 29, 2024.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$21.98		$28.91		$30.23	$34.39		$22.36

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		0.17		0.25	0.28		0.35
Net realized and unrealized gain (loss)	(4.77)		(6.86)		(0.93)	0.72		13.43

Total from investment operations	(4.63)		(6.69)		(0.68)	1.00		13.78

Less distributions to shareholders:
From net investment income	(0.12)		(0.24)		(0.16)	(0.57)		(0.30)
From net realized gains	—		—		(0.48)	(4.59)		(1.45)

Total distributions	(0.12)		(0.24)		(0.64)	(5.16)		(1.75)

Net asset value, end of period	$17.23		$21.98		$28.91	$30.23		$34.39

Total Return(b)	(21.12)%		(23.16)%		(1.92)%	2.91%		63.84%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,671		$308,163		$330,218	$306,996		$178,223
Net expenses to average daily net assets(c)	0.77%		0.77%		0.77%	0.77%		0.77%
Net investment income (loss) to average daily net assets(a)	0.66%		0.69%		0.90%	0.84%		1.39%
Portfolio turnover rate(d)	57%		57%		57%	63%		84%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)	0.05	%(e)	0.05%	0.04	%(e)	0.13	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	104%	119%	124%	140%	145%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$21.93		$28.85		$30.17	$34.33		$22.36

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.18		0.25	0.28		0.31
Net realized and unrealized gain (loss)	(4.74)		(6.87)		(0.92)	0.72		13.43

Total from investment operations	(4.61)		(6.69)		(0.67)	1.00		13.74

Less distributions to shareholders:
From net investment income	(0.12)		(0.23)		(0.17)	(0.57)		(0.32)
From net realized gains	—		—		(0.48)	(4.59)		(1.45)

Total distributions	(0.12)		(0.23)		(0.65)	(5.16)		(1.77)

Net asset value, end of period	$17.20		$21.93		$28.85	$30.17		$34.33

Total Return(b)	(21.06)%		(23.18)%		(1.90)%	2.90%		63.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$154,339		$182,235		$183,089	$115,014		$74,961
Net expenses to average daily net assets(c)	0.77%		0.77%		0.77%	0.77%		0.77%
Net investment income (loss) to average daily net assets(a)	0.61%		0.73%		0.90%	0.84%		1.04%
Portfolio turnover rate(d)	57%		57%		57%	63%		84%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)	0.05	%(e)	0.05%	0.04	%(e)	0.11	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	104%	119%	124%	140%	145%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class I Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$21.94		$28.83		$30.16	$34.33		$22.36

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.17		0.22	0.24		0.21
Net realized and unrealized gain (loss)	(4.76)		(6.87)		(0.93)	0.73		13.53

Total from investment operations	(4.64)		(6.70)		(0.71)	0.97		13.74

Less distributions to shareholders:
From net investment income	(0.09)		(0.19)		(0.14)	(0.55)		(0.32)
From net realized gains	—		—		(0.48)	(4.59)		(1.45)

Total distributions	(0.09)		(0.19)		(0.62)	(5.14)		(1.77)

Net asset value, end of period	$17.21		$21.94		$28.83	$30.16		$34.33

Total Return(b)	(21.18)%		(23.25)%		(2.03)%	2.81%		63.67%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$120,189		$252,363		$419,552	$308,143		$98,697
Net expenses to average daily net assets(c)	0.87%		0.87%		0.87%	0.87%		0.87%
Net investment income (loss) to average daily net assets(a)	0.57%		0.65%		0.79%	0.72%		0.66%
Portfolio turnover rate(d)	57%		57%		57%	63%		84%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)	0.04	%(e)	0.05%	0.04	%(e)	0.11	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	104%	119%	124%	140%	145%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND

	Class III Shares
	Year Ended February 28/29,					Period from November 17, 2021 (commencement of operations) through February 28,
	2025		2024		2023	2022
Net asset value, beginning of period	$15.47		$13.33		$16.65	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.45		0.72		0.72	0.15
Net realized and unrealized gain (loss)	(0.87)		2.44		(3.42)	(3.37)

Total from investment operations	(0.42)		3.16		(2.70)	(3.22)

Less distributions to shareholders:
From net investment income	(0.98)		(1.02)		(0.56)	(0.13)
From net realized gains	(2.77)		—		(0.06)	—

Total distributions	(3.75)		(1.02)		(0.62)	(0.13)

Net asset value, end of period	$11.30		$15.47		$13.33	$16.65

Total Return(b)	(3.91)%		24.10%		(16.04)%	(16.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,602		$41,481		$28,548	$14,810
Net expenses to average daily net assets(c)	0.81%		0.80%		0.80%	0.80	%*
Net investment income (loss) to average daily net assets(a)	3.18%		5.02%		5.26%	2.52	%*
Portfolio turnover rate(d)	86%		84%		126%	43	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.58	%(e)	0.11	%(e)	0.08%	0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	103%	123%	140%	43%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class VI Shares
	Year Ended February 28/29,					Period from October 18, 2021 (commencement of operations) through February 28,
	2025		2024		2023	2022
Net asset value, beginning of period	$15.48		$13.34		$16.66	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54		0.78		0.74	0.17
Net realized and unrealized gain (loss)	(0.93)		2.39		(3.43)	(3.38)

Total from investment operations	(0.39)		3.17		(2.69)	(3.21)

Less distributions to shareholders:
From net investment income	(0.99)		(1.03)		(0.57)	(0.13)
From net realized gains	(2.77)		—		(0.06)	—

Total distributions	(3.76)		(1.03)		(0.63)	(0.13)

Net asset value, end of period	$11.33		$15.48		$13.34	$16.66

Total Return(b)	(3.66)%		24.22%		(15.97)%	(16.15	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,736		$195,810		$226,245	$282,287
Net expenses to average daily net assets(c)	0.68%		0.67%		0.67%	0.67	%*
Net investment income (loss) to average daily net assets(a)	3.64%		5.46%		5.39%	2.36	%*
Portfolio turnover rate(d)	86%		84%		126%	43	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.43	%(e)	0.15	%(e)	0.12%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	103%	123%	140%	43%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares
	Year Ended February 28/29,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$23.81		$21.87		$29.81		$36.70	$30.75
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.90	(b)	1.31	(b)	1.04		1.21	0.86
Net realized and unrealized gain (loss)	(0.19)		2.31		(7.23)		(6.58)	6.36

Total from investment operations	0.71		3.62		(6.19)		(5.37)	7.22

Less distributions to shareholders:
From net investment income	(1.24)		(1.68)		(1.75)		(1.52)	(1.27)

Total distributions	(1.24)		(1.68)		(1.75)		(1.52)	(1.27)

Net asset value, end of period	$23.28		$23.81		$21.87		$29.81	$36.70

Total Return(c)	2.89	%(d)	17.55	%(d)	(20.78)%		(15.13)%	23.89%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112,376		$129,497		$151,666		$262,449	$291,833
Net expenses to average daily net assets(e)	1.03%		0.96%		0.95%		0.92%	0.93%
Net investment income (loss) to average daily net assets(a)	3.67	%(b)	5.82	%(b)	4.32%		3.34%	2.73%
Portfolio turnover rate	118	%(f)	109	%(f)	128	%(f)	102%	102%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g)	0.10	%(g)	0.05%		0.03%	0.07	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest payments in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2025	February 29, 2024
$88,320	$456,929
3.60%	5.47%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest payments in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2025	February 29, 2024
0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

67	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class III Shares
	Year Ended February 28/29,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$24.21		$21.96		$29.91		$36.81	$30.84

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.92	(b)	1.45	(b)	1.22		1.27	0.76
Net realized and unrealized gain (loss)	(0.19)		2.23		(7.42)		(6.64)	6.51

Total from investment operations	0.73		3.68		(6.20)		(5.37)	7.27

Less distributions to shareholders:
From net investment income	(1.26)		(1.43)		(1.75)		(1.53)	(1.30)

Total distributions	(1.26)		(1.43)		(1.75)		(1.53)	(1.30)

Net asset value, end of period	$23.68		$24.21		$21.96		$29.91	$36.81

Total Return(c)	2.94	%(d)	17.63	%(d)	(20.73)%		(15.08)%	23.99%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40		$40		$72		$267,177	$501,907
Net expenses to average daily net assets(e)	0.97%		0.91%		0.90%		0.87%	0.88%
Net investment income (loss) to average daily net assets(a)	3.68	%(b)	6.40	%(b)	5.01%		3.47%	2.36%
Portfolio turnover rate	118	%(f)	109	%(f)	128	%(f)	102%	102%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(g)	0.07	%(g)	0.02%		0.01%	0.04	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest payments in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2025	February 29, 2024
$ 30	$210
3.61%	6.05%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest payments in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2025	February 29, 2024
0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	68

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$23.57		$21.67		$29.56		$36.41	$30.52

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.92	(b)	1.41	(b)	1.14		1.33	0.87
Net realized and unrealized gain (loss)	(0.18)		2.22		(7.24)		(6.59)	6.36

Total from investment operations	0.74		3.63		(6.10)		(5.26)	7.23

Less distributions to shareholders:
From net investment income	(1.28)		(1.73)		(1.79)		(1.59)	(1.34)

Total distributions	(1.28)		(1.73)		(1.79)		(1.59)	(1.34)

Net asset value, end of period	$23.03		$23.57		$21.67		$29.56	$36.41

Total Return(c)	3.07	%(d)	17.77	%(d)	(20.62)%		(14.98)%	24.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$183,206		$250,903		$598,337		$1,244,914	$1,787,607
Net expenses to average daily net assets(e)	0.85%		0.78%		0.77%		0.74%	0.75%
Net investment income (loss) to average daily net assets(a)	3.81	%(b)	6.33	%(b)	4.77%		3.69%	2.75%
Portfolio turnover rate	118	%(f)	109	%(f)	128	%(f)	102%	102%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%(g)	0.11	%(g)	0.06%		0.05%	0.08	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest payments in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2025	February 29, 2024
$143,636	$1,540,135
3.74%	5.99%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest payments in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2025	February 29, 2024
0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

69	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class R6 Shares
								Period from March 31, 2020 (commencement of operations)
	Year Ended February 28/29,							through February 28, 2021
	2025		2024		2023		2022
Net asset value, beginning of period	$23.81		$21.88		$29.78		$36.67	$26.05

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.88	(b)	1.31	(b)	1.14		1.15	0.72
Net realized and unrealized gain (loss)	(0.17)		2.31		(7.32)		(6.51)	11.20

Total from investment operations	0.71		3.62		(6.18)		(5.36)	11.92

Less distributions to shareholders:
From net investment income	(1.24)		(1.69)		(1.72)		(1.53)	(1.30)

Total distributions	(1.24)		(1.69)		(1.72)		(1.53)	(1.30)

Net asset value, end of period	$23.28		$23.81		$21.88		$29.78	$36.67

Total Return(c)	2.91	%(d)	17.54	%(d)	(20.76)%		(15.13)%	46.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,041		$12,317		$11,042		$40,197	$43,664
Net expenses to average daily net assets(e)	1.03%		0.96%		0.95%		0.93%	0.93	%*
Net investment income (loss) to average daily net assets(a)	3.59	%(b)	5.80	%(b)	4.74%		3.18%	2.39	%*
Portfolio turnover rate	118	%(f)	109	%(f)	128	%(f)	102%	102	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g)	0.11	%(g)	0.04%		0.03%	0.05	%(g) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest payments in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2025	February 29, 2024
$9,376	$38,968
3.52%	5.45%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest payments in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2025	February 29, 2024
0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	70

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class I Shares
	Year Ended February 28/29,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$23.76		$21.83		$29.75		$36.66	$30.75

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.93	(b)	1.35	(b)	1.06		1.13	0.52
Net realized and unrealized gain (loss)	(0.25)		2.25		(7.24)		(6.52)	6.68

Total from investment operations	0.68		3.60		(6.18)		(5.39)	7.20

Less distributions to shareholders:
From net investment income	(1.21)		(1.67)		(1.74)		(1.52)	(1.29)

Total distributions	(1.21)		(1.67)		(1.74)		(1.52)	(1.29)

Net asset value, end of period	$23.23		$23.76		$21.83		$29.75	$36.66

Total Return(c)	2.79	%(d)	17.48	%(d)	(20.80)%		(15.20)%	23.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,959		$65,537		$86,689		$119,995	$79,824
Net expenses to average daily net assets(e)	1.11%		1.03%		1.00%		0.98%	0.98%
Net investment income (loss) to average daily net assets(a)	3.80	%(b)	6.02	%(b)	4.42%		3.14%	1.55%
Portfolio turnover rate	118	%(f)	109	%(f)	128	%(f)	102%	102%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%(g)	0.17	%(g)	0.12%		0.10%	0.10	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest payments in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2025	February 29, 2024
$44,220	$256,866
3.73%	5.68%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest payments in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2025	February 29, 2024
0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

71	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$23.47		$21.64		$23.00	$23.32		$20.09

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54		0.78		0.89	0.96	(b)	0.75	(b)
Net realized and unrealized gain (loss)	3.76		2.78		(1.36)	0.25		3.51

Total from investment operations	4.30		3.56		(0.47)	1.21		4.26

Less distributions to shareholders:
From net investment income	(1.00)		(1.73)		(0.89)	(1.53)		(1.03)

Total distributions	(1.00)		(1.73)		(0.89)	(1.53)		(1.03)

Net asset value, end of period	$26.77		$23.47		$21.64	$23.00		$23.32

Total Return(c)	18.80	%(d)	16.98%		(1.87)%	5.08	%(e)	21.60	%(f)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$401,462		$362,473		$366,630	$358,775		$423,332
Net expenses to average daily net assets(g)	1.86	%(h)	0.67%		0.66%	0.67%		0.66%
Net investment income (loss) to average daily net assets(a)	2.15%		3.47%		4.28%	3.84	%(b)	3.70	%(b)
Portfolio turnover rate(i)	71%		63%		51%	64%		48%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(j)	0.04	%(j)	0.04%	0.03%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022	February 28, 2021
$861,919	$6,194,610
3.63%	2.30%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.52% to total return.
(e)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.21%

(f)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 1.19%.
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	84%	83%	60%	N/A	N/A

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	72

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$23.44		$21.60		$22.96	$23.28		$20.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.55		0.85		0.92	0.96(b)		0.77(b)
Net realized and unrealized gain (loss)	3.76		2.72		(1.38)	0.26		3.50

Total from investment operations	4.31		3.57		(0.46)	1.22		4.27

Less distributions to shareholders:
From net investment income	(1.02)		(1.73)		(0.90)	(1.54)		(1.04)

Total distributions	(1.02)		(1.73)		(0.90)	(1.54)		(1.04)

Net asset value, end of period	$26.73		$23.44		$21.60	$22.96		$23.28

Total Return(c)	18.85	%(d)	17.10%		(1.82)%	5.16	%(e)	21.71	%(f)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$611,464		$577,804		$921,486	$1,534,339		$1,765,686
Net expenses to average daily net assets(g)	1.81	%(h)	0.61%		0.60%	0.61%		0.60%
Net investment income (loss) to average daily net assets(a)	2.20%		3.80%		4.42%	3.88	%(b)	3.81	%(b)
Portfolio turnover rate(i)	71%		63%		51%	64%		48%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(j)	0.04	%(j)	0.04%	0.03%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022	February 28, 2021
$3,699,861	$27,980,578
3.67%	2.49%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.52% to total return.
(e)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.21%

(f)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 1.20%.
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	84%	83%	60%	N/A	N/A

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

73	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class I Shares
						Period from May 24, 2021 (commencement of operations)
	Year Ended February 28/29,					through February 28, 2022
	2025		2024		2023
Net asset value, beginning of period	$23.55		$21.72		$23.08	$25.79

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.58		0.68		0.85	0.44(b)
Net realized and unrealized gain (loss)	3.69		2.85		(1.36)	(2.05)

Total from investment operations	4.27		3.53		(0.51)	(1.61)

Less distributions to shareholders:
From net investment income	(0.94)		(1.70)		(0.85)	(1.10)

Total distributions	(0.94)		(1.70)		(0.85)	(1.10)

Net asset value, end of period	$26.88		$23.55		$21.72	$23.08

Total Return(c)	18.55	%(d)	16.78%		(2.03)%	(6.27	)%(e)**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,732		$4,774		$2,804	$3,021
Net expenses to average daily net assets(f)	1.76	%(g)	0.84%		0.83%	0.89	%*
Net investment income (loss) to average daily net assets(a)	2.32%		3.01%		4.08%	2.35	%(b)*
Portfolio turnover rate(h)	71%		63%		51%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(i)	0.04	%(i)	0.04%	0.03	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$2,264
1.63%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.51% to total return.
(e)

EU tax reclaim payments and related interest received during the period, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding 0.16% to Class I’s total return (Note 2). Class I commenced operations on May 24, 2021.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.90%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	84%	83%	60%	N/A

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$14.34		$13.17		$14.30	$15.98		$13.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.60		0.40		0.52	0.63	(b)	0.34
Net realized and unrealized gain (loss)	1.62		1.18		(0.93)	0.14		2.42

Total from investment operations	2.22		1.58		(0.41)	0.77		2.76

Less distributions to shareholders:
From net investment income	(0.75)		(0.28)		(0.48)	(0.76)		(0.35)
From net realized gains	(0.60)		(0.13)		(0.24)	(1.69)		—

Total distributions	(1.35)		(0.41)		(0.72)	(2.45)		(0.35)

Net asset value, end of period	$15.21		$14.34		$13.17	$14.30		$15.98

Total Return(c)	16.23	%(d)	12.08%		(2.42)%	4.77	%(e)	20.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,690		$54,986		$30,686	$31,781		$38,960
Net expenses to average daily net assets(f)	0.78	%(g)	0.68%		0.68%	0.84	%(h)	0.73%
Net investment income (loss) to average daily net assets(a)	3.98%		2.86%		4.06%	3.78	%(b)	2.47%
Portfolio turnover rate(i)	49%		57%		93%	86%		75%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(j)	0.12	%(j)	0.70%	0.60	%(j)	0.54	%(j)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$61,519
3.62%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(e)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.14%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(h)	Net expenses include non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.73% (Note 2).
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	59%	91%	134%	107%	77%

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

75	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares
	Year Ended February 28, 2025		Period from September 25, 2023 (commencement of operations) through February 29, 2024
Net asset value, beginning of period	$14.31		$13.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54		0.13
Net realized and unrealized gain (loss)	1.67		0.68

Total from investment operations	2.21		0.81

Less distributions to shareholders:
From net investment income	(0.76)		(0.29)
From net realized gains	(0.60)		(0.13)

Total distributions	(1.36)		(0.42)

Net asset value, end of period	$15.16		$14.31

Total Return(b)	16.23	%(c)	5.85	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$357,366		$308,786
Net expenses to average daily net assets(d)	0.74	%(e)	0.64	%*
Net investment income (loss) to average daily net assets(a)	3.58%		2.12	%*
Portfolio turnover rate(f)	49%		57	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(g)	0.10	%(g) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.09%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024
Portfolio turnover rate including transactions in USTF	59%	91%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	76

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares
	Period from April 8, 2024 (commencement of operations) through February 28, 2025
Net asset value, beginning of period	$15.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.43
Net realized and unrealized gain (loss)	0.99

Total from investment operations	1.42

Less distributions to shareholders:
From net investment income	(0.76)
From net realized gains	(0.60)

Total distributions	(1.36)

Net asset value, end of period	$15.19

Total Return(b)	10.11	%(c)**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,095
Net expenses to average daily net assets(d)	0.79	%(e) *
Net investment income (loss) to average daily net assets(a)	3.17	%*
Portfolio turnover rate(f)	49	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(g) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.46% to total return.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2025
Portfolio turnover rate including transactions in USTF	59%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares
	Year Ended February 28, 2025		Period from August 14, 2023 (commencement of operations) through February 29, 2024
Net asset value, beginning of period	$14.31		$13.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.52		0.15
Net realized and unrealized gain (loss)	1.67		0.64

Total from investment operations	2.19		0.79

Less distributions to shareholders:
From net investment income	(0.74)		(0.27)
From net realized gains	(0.60)		(0.13)

Total distributions	(1.34)		(0.40)

Net asset value, end of period	$15.16		$14.31

Total Return(b)	16.10	%(c)	5.72	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62		$54
Net expenses to average daily net assets(d)	0.91	%(e)	0.78	%*
Net investment income (loss) to average daily net assets(a)	3.43%		2.02	%*
Portfolio turnover rate(f)	49%		57	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	5.22	%(g)	0.10	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024
Portfolio turnover rate including transactions in USTF	59%	91%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	78

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class III Shares
				Period from December 30, 2021 (commencement of operations) through
	Year Ended February 28/29,			February 28, 2022
	2025	2024	2023
Net asset value, beginning of period	$19.67	$16.86	$19.71	$19.81

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.42	0.37	0.39	(0.03)
Net realized and unrealized gain (loss)	0.80	3.30	(2.27)	(0.07)

Total from investment operations	1.22	3.67	(1.88)	(0.10)

Less distributions to shareholders:
From net investment income	(0.50)	(0.86)	(0.16)	—
From net realized gains	—	—	(0.81)	—

Total distributions	(0.50)	(0.86)	(0.97)	—

Net asset value, end of period	$20.39	$19.67	$16.86	$19.71

Total Return(b)	6.25%	22.17%	(9.21)%	(0.50	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,337	$29,049	$24,808	$23,673
Net expenses to average daily net assets(c)	0.68%	0.67%	0.67%	0.66	%*
Net investment income (loss) to average daily net assets(a)	2.06%	2.03%	2.37%	(0.55	)%*
Portfolio turnover rate(d)	23%	33%	39%	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09%	0.16%	0.15%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	32%	N/A	N/A	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

79	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class VI Shares
					Period from September 14, 2020 (commencement of operations) through
	Year Ended February 28/29,				February 28, 2021
	2025	2024	2023	2022
Net asset value, beginning of period	$19.67	$16.87	$19.71	$23.47	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.38	0.42	0.41	0.43	0.17
Net realized and unrealized gain (loss)	0.87	3.26	(2.27)	(0.71)	3.59

Total from investment operations	1.25	3.68	(1.86)	(0.28)	3.76

Less distributions to shareholders:
From net investment income	(0.52)	(0.88)	(0.17)	(1.50)	(0.28)
From net realized gains	—	—	(0.81)	(1.98)	(0.01)

Total distributions	(0.52)	(0.88)	(0.98)	(3.48)	(0.29)

Net asset value, end of period	$20.40	$19.67	$16.87	$19.71	$23.47

Total Return(b)	6.41%	22.21%	(9.11)%	(1.45)%	18.82	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121,619	$82,521	$81,148	$133,035	$163,872
Net expenses to average daily net assets(c)	0.58%	0.58%	0.57%	0.57%	0.56	%*
Net investment income (loss) to average daily net assets(a)	1.88%	2.28%	2.48%	1.90%	1.68	%*
Portfolio turnover rate(d)	23%	33%	39%	47%	28	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09%	0.16%	0.14%	0.08%	0.23	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	32%	N/A	N/A	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	80

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class I Shares
				Period from June 7, 2021 (commencement of operations) through
	Year Ended February 28/29,			February 28, 2022
	2025	2024	2023
Net asset value, beginning of period	$19.64	$16.85	$19.69	$24.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27	0.24	0.42	0.12
Net realized and unrealized gain (loss)	0.92	3.41	(2.32)	(1.91	)(b)

Total from investment operations	1.19	3.65	(1.90)	(1.79)

Less distributions to shareholders:
From net investment income	(0.49)	(0.86)	(0.13)	(1.49)
From net realized gains	—	—	(0.81)	(1.98)

Total distributions	(0.49)	(0.86)	(0.94)	(3.47)

Net asset value, end of period	$20.34	$19.64	$16.85	$19.69

Total Return(c)	6.13%	22.03%	(9.32)%	(7.43	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,055	$6,402	$1,549	$3,107
Net expenses to average daily net assets(d)	0.80%	0.78%	0.77%	0.77	%*
Net investment income (loss) to average daily net assets(a)	1.33%	1.33%	2.54%	0.79	%*
Portfolio turnover rate(e)	23%	33%	39%	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%	0.18%	0.19%	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	32%	N/A	N/A	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

81	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND

	Class VI Shares
							Period from May 12, 2020 (commencement of operations) through
	Year Ended February 28/29,						February 28, 2021
	2025		2024		2023	2022
Net asset value, beginning of period	$22.85		$21.99		$25.77	$29.06	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35		0.35		0.42	0.64	0.38
Net realized and unrealized gain (loss)	1.36		2.59		(1.61)	2.24	10.23

Total from investment operations	1.71		2.94		(1.19)	2.88	10.61

Less distributions to shareholders:
From net investment income	(0.32)		(0.41)		(0.59)	(0.84)	(0.60)
From net realized gains	(1.45)		(1.67)		(2.00)	(5.33)	(0.95)

Total distributions	(1.77)		(2.08)		(2.59)	(6.17)	(1.55)

Net asset value, end of period	$22.79		$22.85		$21.99	$25.77	$29.06

Total Return(b)	7.53%		14.05%		(3.67)%	10.22%	53.56	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,002		$80,235		$69,605	$141,465	$141,989
Net expenses to average daily net assets(c)	0.41%		0.41%		0.40%	0.40%	0.40	%*
Net investment income (loss) to average daily net assets(a)	1.50%		1.57%		1.90%	2.20%	1.92	%*
Portfolio turnover rate(d)	29%		19%		17%	22%	65	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%(e)	0.17	%(e)	0.15%	0.08%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	35%	33%	29%	27%	70%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	82

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND (continued)

	Class I Shares
						Period from July 16, 2021 (commencement of operations) through
	Year Ended February 28/29,					February 28, 2022
	2025		2024		2023
Net asset value, beginning of period	$22.82		$21.99		$25.76	$28.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31		0.32		0.38	0.34
Net realized and unrealized gain (loss)	1.35		2.57		(1.60)	(0.05	)(b)

Total from investment operations	1.66		2.89		(1.22)	0.29

Less distributions to shareholders:
From net investment income	(0.26)		(0.39)		(0.55)	(0.47)
From net realized gains	(1.45)		(1.67)		(2.00)	(2.51)

Total distributions	(1.71)		(2.06)		(2.55)	(2.98)

Net asset value, end of period	$22.77		$22.82		$21.99	$25.76

Total Return(c)	7.33%		13.80%		(3.84)%	1.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$209		$327		$70	$81
Net expenses to average daily net assets(d)	0.61%		0.61%		0.60%	0.59	%*
Net investment income (loss) to average daily net assets(a)	1.31%		1.44%		1.70%	1.92	%*
Portfolio turnover rate(e)	29%		19%		17%	22	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%(f)	0.18	%(f)	0.15%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	35%	33%	29%	27%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$31.00		$23.76		$28.05	$25.98		$22.77

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.33		0.29		0.29	0.33	(b)	0.32
Net realized and unrealized gain (loss)	4.23		8.17		(1.80)	3.56		6.37

Total from investment operations	4.56		8.46		(1.51)	3.89		6.69

Less distributions to shareholders:
From net investment income	(0.33)		(0.28)		(0.30)	(0.32)		(0.35)
From net realized gains	(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(1.61)		(1.22)		(2.78)	(1.82)		(3.48)

Net asset value, end of period	$33.95		$31.00		$23.76	$28.05		$25.98

Total Return(c)	14.78%		36.15%		(5.30)%	14.71	%(d)	30.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,346,233		$3,211,663		$2,885,807	$2,996,330		$3,519,473
Net expenses to average daily net assets(e)	0.50%		0.50%		0.49%	0.48%		0.48%
Net investment income (loss) to average daily net assets(a)	1.00%		1.06%		1.14%	1.12	%(b)	1.33%
Portfolio turnover rate(f)	16%		19%		15%	18%		28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$6,233,641
0.94%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	28%	31%	24%	18%	28%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$31.10		$23.84		$28.13	$26.04		$22.82

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.34		0.31		0.30	0.32	(b)	0.34
Net realized and unrealized gain (loss)	4.25		8.18		(1.80)	3.60		6.37

Total from investment operations	4.59		8.49		(1.50)	3.92		6.71

Less distributions to shareholders:
From net investment income	(0.35)		(0.29)		(0.31)	(0.33)		(0.36)
From net realized gains	(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(1.63)		(1.23)		(2.79)	(1.83)		(3.49)

Net asset value, end of period	$34.06		$31.10		$23.84	$28.13		$26.04

Total Return(c)	14.83%		36.17%		(5.23)%	14.79	%(d)	30.86%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,219,154		$1,028,173		$418,403	$912,163		$750,632
Net expenses to average daily net assets(e)	0.46%		0.46%		0.45%	0.44%		0.44%
Net investment income (loss) to average daily net assets(a)	1.01%		1.10%		1.19%	1.08	%(b)	1.37%
Portfolio turnover rate(f)	16%		19%		15%	18%		28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$1,577,219
0.91%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	28%	31%	24%	18%	28%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

85	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$31.01		$23.76		$28.06	$25.98		$22.77

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.36		0.32		0.32	0.34	(b)	0.35
Net realized and unrealized gain (loss)	4.22		8.18		(1.82)	3.60		6.37

Total from investment operations	4.58		8.50		(1.50)	3.94		6.72

Less distributions to shareholders:
From net investment income	(0.36)		(0.31)		(0.32)	(0.36)		(0.38)
From net realized gains	(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(1.64)		(1.25)		(2.80)	(1.86)		(3.51)

Net asset value, end of period	$33.95		$31.01		$23.76	$28.06		$25.98

Total Return(c)	14.85%		36.32%		(5.24)%	14.86	%(d)	30.95%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,262,685		$2,875,207		$2,224,691	$3,461,580		$2,465,066
Net expenses to average daily net assets(e)	0.41%		0.41%		0.40%	0.39%		0.39%
Net investment income (loss) to average daily net assets(a)	1.08%		1.16%		1.24%	1.16	%(b)	1.41%
Portfolio turnover rate(f)	16%		19%		15%	18%		28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$5,862,655
0.99%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	28%	31%	24%	18%	28%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$30.95		$23.73		$28.02	$25.96		$22.76

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.32		0.29		0.28	0.32	(b)	0.30
Net realized and unrealized gain (loss)	4.23		8.16		(1.79)	3.57		6.39

Total from investment operations	4.55		8.45		(1.51)	3.89		6.69

Less distributions to shareholders:
From net investment income	(0.34)		(0.29)		(0.30)	(0.33)		(0.36)
From net realized gains	(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(1.62)		(1.23)		(2.78)	(1.83)		(3.49)

Net asset value, end of period	$33.88		$30.95		$23.73	$28.02		$25.96

Total Return(c)	14.76%		36.14%		(5.29)%	14.71	%(d)	30.81%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,560,754		$1,142,543		$769,960	$507,232		$330,287
Net expenses to average daily net assets(e)	0.50%		0.49%		0.48%	0.48%		0.48%
Net investment income (loss) to average daily net assets(a)	0.98%		1.07%		1.12%	1.07	%(b)	1.22%
Portfolio turnover rate(f)	16%		19%		15%	18%		28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%(g)	0.02	%(g)	0.03%	0.02	%(g)	0.02	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$822,832
0.89%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	28%	31%	24%	18%	28%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

87	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$30.90		$23.70		$27.99	$25.93		$22.75

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.29		0.27		0.26	0.28	(b)	0.28
Net realized and unrealized gain (loss)	4.21		8.14		(1.80)	3.58		6.37

Total from investment operations	4.50		8.41		(1.54)	3.86		6.65

Less distributions to shareholders:
From net investment income	(0.30)		(0.27)		(0.27)	(0.30)		(0.34)
From net realized gains	(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(1.58)		(1.21)		(2.75)	(1.80)		(3.47)

Net asset value, end of period	$33.82		$30.90		$23.70	$27.99		$25.93

Total Return(c)	14.63%		36.02%		(5.40)%	14.62	%(d)	30.66%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,682,655		$1,263,793		$486,544	$481,865		$303,447
Net expenses to average daily net assets(e)	0.61%		0.59%		0.58%	0.58%		0.58%
Net investment income (loss) to average daily net assets(a)	0.86%		0.96%		1.04%	0.96	%(b)	1.12%
Portfolio turnover rate(f)	16%		19%		15%	18%		28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%(g)	0.04	%(g)	0.04%	0.04	%(g)	0.02	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$779,657
0.79%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	28%	31%	24%	18%	28%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	88

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCE TRANSITION FUND

	Class VI Shares
					Period from February 15, 2023 (commencement of operations) through
	Year Ended February 28/29,				February 28, 2023
	2025		2024
Net asset value, beginning of period	$13.43		$18.98		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.45		0.01
Net realized and unrealized gain (loss)	(2.68)		(5.21)		(1.03)

Total from investment operations	(2.48)		(4.76)		(1.02)

Less distributions to shareholders:
From net investment income	(0.31)		(0.79)		—

Total distributions	(0.31)		(0.79)		—

Net asset value, end of period	$10.64		$13.43		$18.98

Total Return(b)	(18.78)%		(25.58)%		(5.10	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,212		$118,417		$460,209
Net expenses to average daily net assets(c)	0.86%		0.86%		0.86	%*
Net investment income (loss) to average daily net assets(a)	1.49%		2.70%		1.39	%*
Portfolio turnover rate(d)	47%		84%		0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%(e)	0.08	%(e)	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	58%	98%	2%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

89	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024		2023	2022	2021
Net asset value, beginning of period	$20.67		$25.06		$28.39	$27.81	$18.11

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.57		0.91		1.13	1.54	0.48
Net realized and unrealized gain (loss)	(3.19)		(3.95)		(1.74)	2.00	10.13

Total from investment operations	(2.62)		(3.04)		(0.61)	3.54	10.61

Less distributions to shareholders:
From net investment income	(0.62)		(0.87)		(1.10)	(1.35)	(0.47)
From net realized gains	—		(0.48)		(1.62)	(1.61)	(0.44)

Total distributions	(0.62)		(1.35)		(2.72)	(2.96)	(0.91)

Net asset value, end of period	$17.43		$20.67		$25.06	$28.39	$27.81

Total Return(b)	(12.82)%		(12.67)%		(1.47)%	13.29%	59.36%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$194,258		$223,995		$322,035	$239,225	$96,091
Net expenses to average daily net assets(c)	0.71%		0.72%		0.72%	0.71%	0.72%
Net investment income (loss) to average daily net assets(a)	2.74%		3.94%		4.26%	5.32%	2.44%
Portfolio turnover rate(d)	48%		60%		65%	60%	86%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)	0.00	%(e)(f)	—	—	0.00	%(e)(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	79%	105%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	90

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2025		2024		2023	2022	2021
Net asset value, beginning of period	$20.59		$24.98		$28.30	$27.73	$18.06

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.58		0.87		1.13	1.79	0.47
Net realized and unrealized gain (loss)	(3.18)		(3.89)		(1.72)	1.76	10.12

Total from investment operations	(2.60)		(3.02)		(0.59)	3.55	10.59

Less distributions to shareholders:
From net investment income	(0.63)		(0.89)		(1.11)	(1.37)	(0.48)
From net realized gains	—		(0.48)		(1.62)	(1.61)	(0.44)

Total distributions	(0.63)		(1.37)		(2.73)	(2.98)	(0.92)

Net asset value, end of period	$17.36		$20.59		$24.98	$28.30	$27.73

Total Return(b)	(12.78)%		(12.64)%		(1.40)%	13.34%	59.42%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$342,416		$403,197		$344,000	$383,353	$531,006
Net expenses to average daily net assets(c)	0.66%		0.67%		0.67%	0.65%	0.67%
Net investment income (loss) to average daily net assets(a)	2.80%		3.81%		4.32%	6.21%	2.33%
Portfolio turnover rate(d)	48%		60%		65%	60%	86%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)	0.00	%(e)(f)	—	—	0.00	%(e)(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	79%	105%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

91	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class VI Shares
	Year Ended February 28/29,					Period from February 8, 2022 (commencement of operations) through February 28,
	2025		2024		2023	2022
Net asset value, beginning of period	$20.60		$24.96		$28.30	$29.11

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.60		0.78		1.10	(0.57)
Net realized and unrealized gain (loss)	(3.20)		(3.78)		(1.69)	(0.24	)(b)

Total from investment operations	(2.60)		(3.00)		(0.59)	(0.81)

Less distributions to shareholders:
From net investment income	(0.64)		(0.88)		(1.13)	—
From net realized gains	—		(0.48)		(1.62)	—

Total distributions	(0.64)		(1.36)		(2.75)	—

Net asset value, end of period	$17.36		$20.60		$24.96	$28.30

Total Return(c)	(12.78)%		(12.57)%		(1.39)%	(2.78	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,861		$109,235		$65,869	$842,698
Net expenses to average daily net assets(d)	0.62%		0.62%		0.62%	0.74	%*
Net investment income (loss) to average daily net assets(a)	2.90%		3.46%		4.21%	(35.65	)%*
Portfolio turnover rate(e)	48%		60%		65%	60	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f)(g)	0.00	%(f)(g)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	79%	105%	72%	60%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class R6 Shares
							Period from January 22, 2021 (commencement of operations)
	Year Ended February 28/29,						through February 28, 2021
	2025		2024		2023	2022
Net asset value, beginning of period	$20.64		$25.04		$28.37	$27.82	$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.57		0.79		1.10	(0.06)	0.03
Net realized and unrealized gain (loss)	(3.19)		(3.82)		(1.71)	3.59	0.35

Total from investment operations	(2.62)		(3.03)		(0.61)	3.53	0.38

Less distributions to shareholders:
From net investment income	(0.62)		(0.89)		(1.10)	(1.37)	—
From net realized gains	—		(0.48)		(1.62)	(1.61)	—

Total distributions	(0.62)		(1.37)		(2.72)	(2.98)	—

Net asset value, end of period	$17.40		$20.64		$25.04	$28.37	$27.82

Total Return(b)	(12.85)%		(12.67)%		(1.43)%	13.25%	1.38	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$412,979		$497,523		$315,904	$105,086	$2,617
Net expenses to average daily net assets(c)	0.71%		0.72%		0.72%	0.74%	0.71	%*
Net investment income (loss) to average daily net assets(a)	2.78%		3.47%		4.21%	(0.20)%	0.98	%*
Portfolio turnover rate(d)	48%		60%		65%	60%	86	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)	0.00	%(e)(f)	—	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	79%	105%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class I Shares
							Period from January 22, 2021 (commencement of operations)
	Year Ended February 28/29,						through February 28, 2021
	2025		2024		2023	2022
Net asset value, beginning of period	$20.67		$25.06		$28.39	$27.81	$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.57		0.86		1.08	1.25	0.02
Net realized and unrealized gain (loss)	(3.22)		(3.91)		(1.72)	2.27	0.35

Total from investment operations	(2.65)		(3.05)		(0.64)	3.52	0.37

Less distributions to shareholders:
From net investment income	(0.58)		(0.86)		(1.07)	(1.33)	—
From net realized gains	—		(0.48)		(1.62)	(1.61)	—

Total distributions	(0.58)		(1.34)		(2.69)	(2.94)	—

Net asset value, end of period	$17.44		$20.67		$25.06	$28.39	$27.81

Total Return(b)	(12.96)%		(12.73)%		(1.55)%	13.19%	1.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$465,097		$763,309		$736,470	$633,189	$369,102
Net expenses to average daily net assets(c)	0.83%		0.82%		0.82%	0.81%	0.81	%*
Net investment income (loss) to average daily net assets(a)	2.75%		3.76%		4.11%	4.32%	0.74	%*
Portfolio turnover rate(d)	48%		60%		65%	60%	86	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%(e)	0.03	%(e)	0.03%	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	79%	105%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND

	Class III Shares
					Period from November 15, 2022 (commencement of operations)
	Year Ended February 28/29,				through February 28, 2023
	2025		2024
Net asset value, beginning of period	$24.39		$22.12		$22.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.06		0.01
Net realized and unrealized gain (loss)	(0.09)		5.14		1.03

Total from investment operations	(0.04)		5.20		1.04

Less distributions to shareholders:
From net investment income	(0.05)		(0.06)		(0.01)
From net realized gains	(1.57)		(2.87)		(1.87)

Total distributions	(1.62)		(2.93)		(1.88)

Net asset value, end of period	$22.73		$24.39		$22.12

Total Return(b)	(0.81)%		24.95%		4.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,496		$17,315		$13,391
Net expenses to average daily net assets(c)	0.75%		0.75%		0.75	%*
Net investment income (loss) to average daily net assets(a)	0.20%		0.25%		0.19	%*
Portfolio turnover rate(d)	51%		37%		77	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e)	0.21	%(e)	0.85	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class VI Shares
					Period from September 20, 2022 (commencement of operations)
	Year Ended February 28/29,				through February 28, 2023
	2025		2024
Net asset value, beginning of period	$24.41		$22.13		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.08		0.02
Net realized and unrealized gain (loss)	(0.09)		5.15		4.00

Total from investment operations	(0.01)		5.23		4.02

Less distributions to shareholders:
From net investment income	(0.07)		(0.07)		(0.02)
From net realized gains	(1.57)		(2.88)		(1.87)

Total distributions	(1.64)		(2.95)		(1.89)

Net asset value, end of period	$22.76		$24.41		$22.13

Total Return(b)	(0.72)%		25.06%		20.10	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,662		$64,312		$51,566
Net expenses to average daily net assets(c)	0.66%		0.66%		0.66	%*
Net investment income (loss) to average daily net assets(a)	0.32%		0.34%		0.25	%*
Portfolio turnover rate(d)	51%		37%		77	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e)	0.21	%(e)	0.39	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class I Shares
					Period from November 15, 2022 (commencement of operations)
	Year Ended February 28/29,				through February 28, 2023
	2025		2024
Net asset value, beginning of period	$24.38		$22.11		$22.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.08		0.01
Net realized and unrealized gain (loss)	(0.09)		5.12		1.02

Total from investment operations	(0.04)		5.20		1.03

Less distributions to shareholders:
From net investment income	(0.05)		(0.05)		(0.01)
From net realized gains	(1.57)		(2.88)		(1.87)

Total distributions	(1.62)		(2.93)		(1.88)

Net asset value, end of period	$22.72		$24.38		$22.11

Total Return(b)	(0.81)%		24.93%		4.51	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$287,490		$122,328		$21
Net expenses to average daily net assets(c)	0.75%		0.75%		0.75	%*
Net investment income (loss) to average daily net assets(a)	0.21%		0.35%		0.09	%*
Portfolio turnover rate(d)	51%		37%		77	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%(e)	0.31	%(e)	0.61	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$13.84		$12.54		$13.69	$14.39		$11.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.18		0.17	0.21		0.18
Net realized and unrealized gain (loss)	1.80		2.69		(0.45)	2.13		3.56

Total from investment operations	1.97		2.87		(0.28)	2.34		3.74

Less distributions to shareholders:
From net investment income	(0.18)		(0.17)		(0.17)	(0.19)		(0.21)
From net realized gains	(2.14)		(1.40)		(0.70)	(2.85)		(1.03)

Total distributions	(2.32)		(1.57)		(0.87)	(3.04)		(1.24)

Net asset value, end of period	$13.49		$13.84		$12.54	$13.69		$14.39

Total Return(b)	14.25%		24.56%		(1.63)%	15.80%		33.74%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,504		$60,657		$50,114	$80,646		$105,656
Net expenses to average daily net assets(c)	0.49%		0.48%		0.47%	0.46%		0.47%
Net investment income (loss) to average daily net assets(a)	1.20%		1.44%		1.38%	1.34%		1.47%
Portfolio turnover rate(d)	89%		88%		81%	94%		66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(e)	0.05	%(e)	0.05%	0.04	%(e)	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	97%	91%	91%	115%	81%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$13.63		$12.38		$13.52	$14.25		$11.78

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.20		0.18	0.22		0.19
Net realized and unrealized gain (loss)	1.78		2.63		(0.44)	2.11		3.53

Total from investment operations	1.96		2.83		(0.26)	2.33		3.72

Less distributions to shareholders:
From net investment income	(0.19)		(0.18)		(0.18)	(0.21)		(0.22)
From net realized gains	(2.14)		(1.40)		(0.70)	(2.85)		(1.03)

Total distributions	(2.33)		(1.58)		(0.88)	(3.06)		(1.25)

Net asset value, end of period	$13.26		$13.63		$12.38	$13.52		$14.25

Total Return(b)	14.44%		24.59%		(1.47)%	15.89%		33.92%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,383		$74,670		$194,846	$384,832		$245,547
Net expenses to average daily net assets(c)	0.39%		0.39%		0.38%	0.37%		0.37%
Net investment income (loss) to average daily net assets(a)	1.29%		1.56%		1.47%	1.42%		1.56%
Portfolio turnover rate(d)	89%		88%		81%	94%		66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(e)	0.05	%(e)	0.05%	0.04	%(e)	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	97%	91%	91%	115%	81%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND

	Class III Shares
					Period from February 15, 2023 (commencement of operations)
	Year Ended February 28/29,				through February 28, 2023
	2025		2024
Net asset value, beginning of period	$22.10		$20.20		$21.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.51		2.38		0.02
Net realized and unrealized gain (loss)	2.41		0.58		(0.89	)(b)

Total from investment operations	2.92		2.96		(0.87)

Less distributions to shareholders:
From net investment income	(0.54)		(0.41)		—
From net realized gains	(2.15)		(0.65)		—

Total distributions	(2.69)		(1.06)		—

Net asset value, end of period	$22.33		$22.10		$20.20

Total Return(c)	13.27%		15.20%		(4.13	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,151		$36,989		$10
Net expenses to average daily net assets(d)	0.49%		0.49%		0.47	%*
Net investment income (loss) to average daily net assets(a)	2.23%		10.90%		2.30	%*
Portfolio turnover rate(e)	65%		71%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(f)	0.04	%(f)	0.48	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares
					Period from February 15, 2023 (commencement of operations)
	Year Ended February 28/29,				through February 28, 2023
	2025		2024
Net asset value, beginning of period	$22.05		$20.20		$21.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.52		0.54		0.01
Net realized and unrealized gain (loss)	2.40		2.43		(0.88	)(b)

Total from investment operations	2.92		2.97		(0.87)

Less distributions to shareholders:
From net investment income	(0.54)		(0.47)		—
From net realized gains	(2.15)		(0.65)		—

Total distributions	(2.69)		(1.12)		—

Net asset value, end of period	$22.28		$22.05		$20.20

Total Return(c)	13.34%		15.26%		(4.13	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$253,225		$285,242		$62,784
Net expenses to average daily net assets(d)	0.44%		0.43%		0.42	%*
Net investment income (loss) to average daily net assets(a)	2.28%		2.63%		1.94	%*
Portfolio turnover rate(e)	65%		71%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(f)	0.04	%(f)	0.49	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class VI Shares
					Period from December 13, 2022 (commencement of operations)
	Year Ended February 28/29,				through February 28, 2023
	2025		2024
Net asset value, beginning of period	$22.06		$20.19		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.53		0.54		0.12
Net realized and unrealized gain (loss)	2.41		2.46		0.10

Total from investment operations	2.94		3.00		0.22

Less distributions to shareholders:
From net investment income	(0.55)		(0.48)		(0.03)
From net realized gains	(2.15)		(0.65)		—

Total distributions	(2.70)		(1.13)		(0.03)

Net asset value, end of period	$22.30		$22.06		$20.19

Total Return(b)	13.41%		15.39%		1.10	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129,825		$143,697		$215,668
Net expenses to average daily net assets(c)	0.39%		0.39%		0.38	%*
Net investment income (loss) to average daily net assets(a)	2.32%		2.67%		2.79	%*
Portfolio turnover rate(d)	65%		71%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e)	0.04	%(e)	0.28	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	72%	100%	77%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares
	Year Ended February 28, 2025		Period from August 28, 2023 (commencement of operations) through February 29, 2024
Net asset value, beginning of period	$22.03		$20.22

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.51		0.28
Net realized and unrealized gain (loss)	2.39		2.25

Total from investment operations	2.90		2.53

Less distributions to shareholders:
From net investment income	(0.53)		(0.39)
From net realized gains	(2.15)		(0.33)

Total distributions	(2.68)		(0.72)

Net asset value, end of period	$22.25		$22.03

Total Return(b)	13.25%		12.85	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,953		$1,733
Net expenses to average daily net assets(c)	0.49%		0.48	%*
Net investment income (loss) to average daily net assets(a)	2.24%		2.66	%*
Portfolio turnover rate(d)	65%		71	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e)	0.04	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024
Portfolio turnover rate including transactions in USTF	72%	100%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares
					Period from February 15, 2023 (commencement of operations)
	Year Ended February 28/29,				through February 28, 2023
	2025		2024
Net asset value, beginning of period	$22.03		$20.20		$21.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.48		0.51		0.01
Net realized and unrealized gain (loss)	2.40		2.44		(0.88	)(b)

Total from investment operations	2.88		2.95		(0.87)

Less distributions to shareholders:
From net investment income	(0.51)		(0.47)		—
From net realized gains	(2.15)		(0.65)		—

Total distributions	(2.66)		(1.12)		—

Net asset value, end of period	$22.25		$22.03		$20.20

Total Return(c)	13.12%		15.14%		(4.13	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63,165		$74,100		$5
Net expenses to average daily net assets(d)	0.61%		0.59%		0.57	%*
Net investment income (loss) to average daily net assets(a)	2.10%		2.50%		1.73	%*
Portfolio turnover rate(e)	65%		71%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(f)	0.03	%(f)	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	104

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Year Ended February 28/29,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$19.09		$17.19		$19.74	$24.99		$18.06

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.36		0.34		0.30	0.33		0.30
Net realized and unrealized gain (loss)	1.39		1.91		(1.08)	2.89		6.96

Total from investment operations	1.75		2.25		(0.78)	3.22		7.26

Less distributions to shareholders:
From net investment income	(0.35)		(0.35)		(0.45)	(0.39)		(0.33)
From net realized gains	—		—		(1.32)	(8.08)		—

Total distributions	(0.35)		(0.35)		(1.77)	(8.47)		(0.33)

Net asset value, end of period	$20.49		$19.09		$17.19	$19.74		$24.99

Total Return(b)	9.02%		13.27%		(2.86)%	13.21%		40.64%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,471		$34,842		$29,428	$253,810		$372,498
Net expenses to average daily net assets(c)	0.47%		0.48%		0.45%	0.42%		0.41%
Net investment income (loss) to average daily net assets(a)	1.74%		1.96%		1.71%	1.32%		1.67%
Portfolio turnover rate(d)	89%		81%		60%	62%		86%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.16	%(e)	0.17	%(e)	—	0.00	%(e)(f)	0.00	%(e)(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	90%	89%	69%	71%	98%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

105	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 28, 2025

1.	Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Markets ex-China Fund	MSCI Emerging Markets ex-China Index	Total return in excess of its benchmark
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of its benchmark
International Equity Fund	Not Applicable	High total return
International Opportunistic Value Fund	Not Applicable	Total return
Japan Value Creation Fund	Not Applicable	Total return
Quality Cyclicals Fund	Not Applicable	Total return
Quality Fund	Not Applicable	Total return
Resource Transition Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Small Cap Quality Fund	Not Applicable	Total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Opportunistic Value Fund	Not Applicable	Total return
U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

International Equity Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be

106

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

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The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2025:

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,400,680	$—		$1,400,680
Brazil	—	5,103,397	—		5,103,397
Canada	33,769,553	—	—		33,769,553
China	—	3,685,073	—		3,685,073
Denmark	—	13,740,635	—		13,740,635
Finland	—	12,257,357	—		12,257,357
France	—	50,896,994	—		50,896,994
Germany	—	20,279,001	—		20,279,001
Ireland	—	2,777,620	—		2,777,620
Italy	—	2,551,489	—		2,551,489
Japan	—	18,437,723	—		18,437,723
Mexico	12,666,770	—	—		12,666,770
Netherlands	—	2,442,676	—		2,442,676
Norway	—	9,626,051	—		9,626,051
Russia	—	—	0	§	0	§
South Korea	—	35,394,495	—		35,394,495
Spain	—	13,983,770	—		13,983,770
Switzerland	—	1,426,502	—		1,426,502
Ukraine	—	1,257,315	—		1,257,315
United Kingdom	2,474,800	2,870,283	—		5,345,083
United States	245,552,213	—	—		245,552,213

TOTAL COMMON STOCKS	294,463,336	198,131,061	0	§	492,594,397

Preferred Stocks
Chile	15,988,932	—	—		15,988,932

TOTAL PREFERRED STOCKS	15,988,932	—	—		15,988,932

108

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February 28, 2025

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$11,565,483	$—	$—		$11,565,483

TOTAL MUTUAL FUNDS	11,565,483	—	—		11,565,483

Short-Term Investments	215,267	—	—		215,267

Total Investments	322,233,018	198,131,061	0	§	520,364,079

Total	$322,233,018	$198,131,061	$0	§	$520,364,079

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$431,520	$3,194,975	$—		$3,626,495
Czech Republic	—	204,411	—		204,411
Egypt	—	526,802	—		526,802
Hungary	—	3,237,863	—		3,237,863
India	574,566	11,064,629	9,255		11,648,450
Indonesia	26,136	4,100,093	—		4,126,229
Mexico	2,300,046	—	0	§	2,300,046
Qatar	—	396,529	—		396,529
Russia	—	—	0	§	0	§
Saudi Arabia	—	37,564	—		37,564
South Africa	—	516,785	—		516,785
South Korea	—	10,712,894	—		10,712,894
Taiwan	—	21,004,303	—		21,004,303
Thailand	—	3,494,827	—		3,494,827
United Arab Emirates	—	1,623,812	—		1,623,812
Vietnam	—	367,569	—		367,569

TOTAL COMMON STOCKS	3,332,268	60,483,056	9,255		63,824,579

Preferred Stocks
Brazil	218,476	4,960,200	—		5,178,676
Colombia	435,682	—	—		435,682
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	654,158	4,960,200	0	§	5,614,358

Mutual Funds
United States	344,450	—	—		344,450

TOTAL MUTUAL FUNDS	344,450	—	—		344,450

Short-Term Investments	466,437	—	—		466,437

Total Investments	4,797,313	65,443,256	9,255		70,249,824

Total	$4,797,313	$65,443,256	$9,255		$70,249,824

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$675,648	$15,289,393	$—		$15,965,041
China	26,097,477	73,522,374	1		99,619,852

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February 28, 2025

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Czech Republic	$—	$1,250,545	$—		$1,250,545
Egypt	—	519,565	—		519,565
Hungary	—	15,742,151	—		15,742,151
India	681,174	34,231,365	37,284		34,949,823
Indonesia	—	15,938,082	—		15,938,082
Kuwait	—	61,569	—		61,569
Mexico	5,961,259	—	0	§	5,961,259
Philippines	—	371,059	—		371,059
Qatar	—	346,530	—		346,530
Russia	—	—	0	§	0	§
South Africa	—	571,662	—		571,662
South Korea	—	37,948,438	—		37,948,438
Sri Lanka	—	—	316,968		316,968
Taiwan	—	79,286,427	—		79,286,427
Thailand	—	17,208,221	—		17,208,221
United Arab Emirates	—	4,567,882	—		4,567,882
Vietnam	—	1,314,981	—		1,314,981

TOTAL COMMON STOCKS	33,415,558	298,170,244	354,253		331,940,055

Preferred Stocks
Brazil	661,937	19,227,573	—		19,889,510
Colombia	1,004,158	—	—		1,004,158
Russia	—	—	0	§	0	§
South Korea	—	1,196,975	—		1,196,975

TOTAL PREFERRED STOCKS	1,666,095	20,424,548	0	§	22,090,643

Rights/Warrants
Vietnam	—	—	27,229		27,229

TOTAL RIGHTS/WARRANTS	—	—	27,229		27,229

Mutual Funds
United States	12,532,067	—	—		12,532,067

TOTAL MUTUAL FUNDS	12,532,067	—	—		12,532,067

Short-Term Investments	193,720	—	—		193,720

Total Investments	47,807,440	318,594,792	381,482		366,783,714

Total	$47,807,440	$318,594,792	$381,482		$366,783,714

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(209,518)	$—	$—		$(209,518)

Total	$(209,518)	$—	$—		$(209,518)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$32,137,194	$—		$32,137,194

110

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February 28, 2025

Description	Level 1	Level 2	Level 3	Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Austria	$—	$6,853,170	$—	$6,853,170
Belgium	—	15,570,807	—	15,570,807
Denmark	—	119,726	—	119,726
Finland	—	21,755,366	—	21,755,366
France	6,393,401	100,461,173	—	106,854,574
Germany	—	75,747,472	—	75,747,472
Hong Kong	—	25,529,547	—	25,529,547
Italy	—	49,544,448	—	49,544,448
Japan	5,039,578	249,685,909	—	254,725,487
Netherlands	—	84,988,504	—	84,988,504
Norway	—	8,196,632	—	8,196,632
Portugal	—	3,094,544	—	3,094,544
Singapore	—	51,430,455	—	51,430,455
Spain	—	68,884,246	—	68,884,246
Sweden	—	8,908,834	—	8,908,834
Switzerland	3,229,734	62,723,945	—	65,953,679
United Kingdom	60,698,380	73,033,023	—	133,731,403

TOTAL COMMON STOCKS	75,361,093	938,664,995	—	1,014,026,088

Preferred Stocks
Germany	—	2,927,415	—	2,927,415

TOTAL PREFERRED STOCKS	—	2,927,415	—	2,927,415

Debt Obligations
United States	1,301,801	—	—	1,301,801

TOTAL DEBT OBLIGATIONS	1,301,801	—	—	1,301,801

Mutual Funds
United States	51,870,555	—	—	51,870,555

TOTAL MUTUAL FUNDS	51,870,555	—	—	51,870,555

Short-Term Investments	463,741	—	—	463,741

Total Investments	128,997,190	941,592,410	—	1,070,589,600

Total	$128,997,190	$941,592,410	$—	$1,070,589,600

International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$16,813,930	$—	$16,813,930
Austria	—	3,611,583	—	3,611,583
Belgium	—	5,616,682	—	5,616,682
Canada	52,291,972	—	—	52,291,972
Denmark	—	3,312,096	—	3,312,096
Finland	—	3,494,912	—	3,494,912
France	2,048,060	43,834,232	—	45,882,292
Germany	—	22,388,112	—	22,388,112
Hong Kong	—	8,975,269	—	8,975,269
Italy	924,676	10,956,469	—	11,881,145

111

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February 28, 2025

Description	Level 1	Level 2	Level 3		Total
International Opportunistic Value Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Japan	$4,736,083	$81,353,736	$—		$86,089,819
Netherlands	—	15,147,051	—		15,147,051
Norway	—	7,400,048	—		7,400,048
Portugal	—	4,711	—		4,711
Russia	—	—	0	§	0	§
Singapore	—	5,672,201	—		5,672,201
Spain	—	24,191,095	—		24,191,095
Sweden	—	9,799,566	—		9,799,566
Switzerland	9,940,245	24,971,139	—		34,911,384
United Kingdom	25,108,160	19,978,768	—		45,086,928

TOTAL COMMON STOCKS	95,049,196	307,521,600	0	§	402,570,796

Preferred Stocks
Germany	—	3,356,361	—		3,356,361

TOTAL PREFERRED STOCKS	—	3,356,361	—		3,356,361

Mutual Funds
United States	2,486	—	—		2,486

TOTAL MUTUAL FUNDS	2,486	—	—		2,486

Short-Term Investments	486,571	—	—		486,571

Total Investments	95,538,253	310,877,961	0	§	406,416,214

Total	$95,538,253	$310,877,961	$0	§	$406,416,214

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$173,228,704	$—		$173,228,704
Mutual Funds	5,739,519	—	—		5,739,519
Short-Term Investments	183,982	—	—		183,982

Total Investments	5,923,501	173,228,704	—		179,152,205

Total	$5,923,501	$173,228,704	$—		$179,152,205

Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$83,845	$—		$83,845
Canada	3,552,608	—	—		3,552,608
Finland	—	592,632	—		592,632
France	—	5,164,620	—		5,164,620
Germany	—	2,182,714	—		2,182,714
Ireland	2,862,105	952,775	—		3,814,880
Mexico	4,120,428	—	—		4,120,428
Netherlands	—	1,603,831	—		1,603,831
Russia	—	—	0	§	0	§
Spain	—	5,816,196	—		5,816,196
Sweden	—	538,800	—		538,800

112

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February 28, 2025

Description	Level 1	Level 2	Level 3		Total
Quality Cyclicals Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United Kingdom	$—	$7,184,327	$—		$7,184,327
United States	45,611,334	—	—		45,611,334

TOTAL COMMON STOCKS	56,146,475	24,119,740	0	§	80,266,215

Preferred Stocks
Brazil	—	517,126	—		517,126

TOTAL PREFERRED STOCKS	—	517,126	—		517,126

Mutual Funds
United States	1,541	—	—		1,541

TOTAL MUTUAL FUNDS	1,541	—	—		1,541

Short-Term Investments	170,486	—	—		170,486

Total Investments	56,318,502	24,636,866	0	§	80,955,368

Total	$56,318,502	$24,636,866	$0	§	$80,955,368

Quality Fund
Asset Valuation Inputs
Common Stocks
Denmark	$—	$119,630,431	$—		$119,630,431
France	—	584,000,974	—		584,000,974
Germany	—	395,435,069	—		395,435,069
Netherlands	—	116,845,436	—		116,845,436
Spain	—	78,649,074	—		78,649,074
Switzerland	—	188,598,334	—		188,598,334
Taiwan	—	304,847,362	—		304,847,362
United Kingdom	—	836,911,742	—		836,911,742
United States	8,396,613,065	—	—		8,396,613,065

TOTAL COMMON STOCKS	8,396,613,065	2,624,918,422	—		11,021,531,487

Mutual Funds
United States	51,968,777	—	—		51,968,777

TOTAL MUTUAL FUNDS	51,968,777	—	—		51,968,777

Short-Term Investments	3,970,445	—	—		3,970,445

Total Investments	8,452,552,287	2,624,918,422	—		11,077,470,709

Total	$8,452,552,287	$2,624,918,422	$—		$11,077,470,709

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Argentina	$854,614	$—	$—		$854,614
Australia	—	96,356	—		96,356
Brazil	—	6,079,326	—		6,079,326
Canada	12,082,884	—	—		12,082,884
China	—	1,214,572	—		1,214,572
Denmark	—	1,800,798	—		1,800,798

113

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February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Resource Transition Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Finland	$—	$2,602,345	$—	$2,602,345
France	—	2,656,624	—	2,656,624
Italy	—	1,175,616	—	1,175,616
Mexico	3,498,400	—	—	3,498,400
Netherlands	—	357,728	—	357,728
Norway	—	1,827,106	—	1,827,106
South Africa	—	1,401,875	—	1,401,875
Spain	—	456,131	—	456,131
Sweden	—	1,162,183	—	1,162,183
United Kingdom	—	9,997,088	—	9,997,088
United States	37,513,889	—	—	37,513,889

TOTAL COMMON STOCKS	53,949,787	30,827,748	—	84,777,535

Preferred Stocks
Brazil	—	4,940,725	—	4,940,725
Chile	4,876,827	—	—	4,876,827

TOTAL PREFERRED STOCKS	4,876,827	4,940,725	—	9,817,552

Mutual Funds
United States	1,187,313	—	—	1,187,313

TOTAL MUTUAL FUNDS	1,187,313	—	—	1,187,313

Short-Term Investments	461,419	—	—	461,419

Total Investments	60,475,346	35,768,473	—	96,243,819

Total	$60,475,346	$35,768,473	$—	$96,243,819

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$100,374,473	$—	$—	$100,374,473
Australia	—	7,892,440	—	7,892,440
Austria	—	16,679,348	—	16,679,348
Brazil	—	54,861,546	—	54,861,546
Canada	130,789,461	—	—	130,789,461
China	—	10,518,793	—	10,518,793
Denmark	—	16,094,742	—	16,094,742
Finland	—	22,435,045	—	22,435,045
France	—	22,919,251	—	22,919,251
Hong Kong	—	5,028,320	—	5,028,320
Hungary	—	7,413,585	—	7,413,585
Israel	—	27	—	27
Italy	—	18,224,577	—	18,224,577
Japan	—	5,442,754	—	5,442,754
Mexico	30,100,884	—	—	30,100,884
Netherlands	—	3,578,211	—	3,578,211
Norway	—	47,991,711	—	47,991,711
Portugal	—	54,814,596	—	54,814,596

114

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February 28, 2025

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Russia	$—	$—	$0	§	$0	§
Singapore	—	—	2		2
South Africa	—	12,326,084	—		12,326,084
Spain	—	12,264,133	—		12,264,133
Sweden	—	10,021,836	—		10,021,836
Ukraine	—	2,865,275	—		2,865,275
United Kingdom	6,568,980	228,742,881	—		235,311,861
United States	494,976,710	—	—		494,976,710

TOTAL COMMON STOCKS	762,810,508	560,115,155	2		1,322,925,665

Preferred Stocks
Brazil	—	99,810,238	—		99,810,238
Chile	42,178,683	—	—		42,178,683
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	42,178,683	99,810,238	0	§	141,988,921

Mutual Funds
United States	26,840,502	—	—		26,840,502

TOTAL MUTUAL FUNDS	26,840,502	—	—		26,840,502

Short-Term Investments	9,010	—	—		9,010

Total Investments	831,838,703	659,925,393	2		1,491,764,098

Total	$831,838,703	$659,925,393	$2		$1,491,764,098

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$379,782,770	$—	$—		$379,782,770
Mutual Funds	9,943,792	—	—		9,943,792
Short-Term Investments	404,455	—	—		404,455

Total Investments	390,131,017	—	—		390,131,017

Total	$390,131,017	$—	$—		$390,131,017

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$145,720,678	$—	$—		$145,720,678
Debt Obligations	425,925	—	—		425,925
Mutual Funds	460,172	—	—		460,172
Short-Term Investments	196,275	—	—		196,275

Total Investments	146,803,050	—	—		146,803,050

Total	$146,803,050	$—	$—		$146,803,050

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(18,404)	$—	$—		$(18,404)

Total	$(18,404)	$—	$—		$(18,404)

115

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February 28, 2025

Description	Level 1	Level 2	Level 3	Total
U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$480,696,999	$—	$—	$480,696,999
Mutual Funds	2,208,334	—	—	2,208,334
Short-Term Investments	469,703	—	—	469,703

Total Investments	483,375,036	—	—	483,375,036

Total	$483,375,036	$—	$—	$483,375,036

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$35,163,813	$—	$—	$35,163,813
Mutual Funds	84,397	—	—	84,397
Short-Term Investments	214,949	—	—	214,949

Total Investments	35,463,159	—	—	35,463,159

Total	$35,463,159	$—	$—	$35,463,159

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(15,589)	$—	$—	$(15,589)

Total	$(15,589)	$—	$—	$(15,589)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2025.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

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February 28, 2025

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At February 28, 2025, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	9,184,121	—	9,801,122	9,801,122
Emerging Markets ex-China Fund	52,734	—	67,450	67,450
Emerging Markets Fund	5,661,207	—	6,135,375	6,135,375
International Equity Fund	54,341,028	—	56,589,660	56,589,660
International Opportunistic Value Fund	41,973,005	—	43,154,731	43,154,731
Resource Transition Fund	2,621,145	—	2,814,916	2,814,916
Resources Fund	71,534,625	—	76,523,412	76,523,412

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) on behalf of the Funds, along with other funds managed by GMO, with State Street in order to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergency purposes. The current term of the line of credit under the Credit Agreement is through January 16, 2026. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the year ended February 28, 2025.

117

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February 28, 2025

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s NAV. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s NAV, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that International Equity Fund and International Opportunistic Value Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges, if any, related to International Equity Fund and International Opportunistic Value Fund’s closing agreement liabilities are presented as a reduction of Investment Income in the Statements of Operations and their estimated closing agreement liabilities are presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2025, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

118

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Capital loss carryforwards	X	X	X	X					X	X				X
Derivative contract transactions			X
Distribution character reclassification		X
Dividend income and withholding tax reclaim reserves	X	X	X	X	X		X		X	X
Dividends received from underlying investments			X	X	X
EU tax reclaims, associated interest entitlements and IRS closing agreement matters				X	X
Foreign capital gains taxes		X	X
Foreign currency transactions		X	X			X
Gain/losses on underlying fund shares			X		X
Late year ordinary losses	X						X		X	X
Losses on wash sale transactions	X	X	X		X	X	X		X	X	X	X	X	X
Mutual fund distributions received			X
Outstanding Wash Sales Disallowed								X
Passive foreign investment company transactions		X	X	X	X	X	X		X	X
Post-October capital losses	X		X	X			X		X	X	X
U.S. federal tax equalization utilized								X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2025			Tax year ended February 29, 2024
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Climate Change Fund	3,702,200	—	3,702,200	7,301,094	—	7,301,094
Emerging Markets ex-China Fund	15,351,650	8,349,738	23,701,388	15,640,724	—	15,640,724
Emerging Markets Fund	19,689,850	—	19,689,850	47,456,235	—	47,456,235
International Equity Fund	39,754,211	—	39,754,211	69,706,983	—	69,706,983
International Opportunistic Value Fund	28,371,407	6,794,368	35,165,775	7,069,130	2,343,082	9,412,212
Japan Value Creation Fund	4,436,420	—	4,436,420	4,991,829	—	4,991,829
Quality Cyclicals Fund	1,011,853	4,438,165	5,450,018	1,438,724	5,266,047	6,704,771
Quality Fund	126,361,984	378,229,602	504,591,586	136,704,960	209,599,658	346,304,618
Resource Transition Fund	2,705,105	—	2,705,105	9,795,717	—	9,795,717

119

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Notes to Financial Statements — (Continued)

February 28, 2025

	Tax year ended February 28, 2025			Tax year ended February 29, 2024
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Resources Fund	52,098,219	—	52,098,219	97,058,434	15,124,241	112,182,675
Small Cap Quality Fund	9,535,304	15,295,112	24,830,416	7,999,554	682,244	8,681,798
U.S. Equity Fund	9,425,164	12,020,897	21,446,061	8,694,050	23,051,160	31,745,210
U.S. Opportunistic Value Fund	39,812,446	20,846,507	60,658,953	21,882,825	1,725	21,884,550
U.S. Small Cap Value Fund	600,026	—	600,026	630,097	—	630,097

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2025, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Climate Change Fund	—	—	(35,367)	(14,733,475)	(33,452,701)
Emerging Markets ex-China Fund	—	—	(31,638)	(35,542,290)	(13,612)
Emerging Markets Fund	489,689	—	—	(1,452,276,260)	(18,961,342)
International Equity Fund	7,586,503	—	—	(819,701,972)	(7,819,115)
International Opportunistic Value Fund	6,033,079	6,785,257	—	—	—
Japan Value Creation Fund	1,765,563	—	—	—	—
Quality Cyclicals Fund	187,382	4,068,981	(112,035)	—	(46,698)
Quality Fund	61,774,730	195,577,545	—	—	—
Resource Transition Fund	—	—	(145,725)	(72,379,295)	(953,936)
Resources Fund	2,544,879	—	(1,265,250)	(76,576,765)	(28,448,043)
Small Cap Quality Fund	105,231	1,666,383	—	—	(1,108,146)
U.S. Equity Fund	1,645,894	6,219,695	—	—	—
U.S. Opportunistic Value Fund	12,022,668	16,466,241	—	—	—
U.S. Small Cap Value Fund	63,387	—	—	(628,495)	—

As of February 28, 2025, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2025, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(1,169,085)	(13,564,390)
Emerging Markets ex-China Fund	(6,742,278)	(28,800,012)
Emerging Markets Fund	(184,166,767)	(1,268,109,493)
International Equity Fund	(691,993,882)	(127,708,090)

120

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Notes to Financial Statements — (Continued)

February 28, 2025

Fund Name	Short-Term ($)	Long-Term ($)
International Opportunistic Value Fund	—	—
Japan Value Creation Fund	—	—
Quality Cyclicals Fund	—	—
Quality Fund	—	—
Resource Transition Fund	(65,087,824)	(7,291,471)
Resources Fund	(36,926,754)	(39,650,011)
Small Cap Quality Fund	—	—
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	(628,495)	—

As of February 28, 2025, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	880,031,987	38,617,941	(398,285,849)	(359,667,908)	—
Emerging Markets ex-China Fund	144,461,174	5,149,038	(79,360,388)	(74,211,350)	—
Emerging Markets Fund	735,518,730	27,374,097	(396,109,113)	(368,735,016)	—
International Equity Fund	971,556,386	143,049,442	(44,016,228)	99,033,214	—
International Opportunistic Value Fund	378,017,448	46,276,854	(17,878,088)	28,398,766	—
Japan Value Creation Fund	181,474,522	13,767,919	(16,090,236)	(2,322,317)	—
Quality Cyclicals Fund	65,473,840	24,552,722	(9,071,194)	15,481,528	—
Quality Fund	5,993,386,402	5,205,585,195	(121,500,888)	5,084,084,307	—
Resource Transition Fund	178,691,062	984,253	(83,431,496)	(82,447,243)	—
Resources Fund	2,087,888,433	150,608,456	(746,732,791)	(596,124,335)	—
Small Cap Quality Fund	395,050,919	26,030,096	(30,949,998)	(4,919,902)	—
U.S. Equity Fund	129,327,271	23,624,185	(6,148,406)	17,475,779	—
U.S. Opportunistic Value Fund	459,844,994	53,535,570	(30,005,528)	23,530,042	—
U.S. Small Cap Value Fund	33,270,542	5,624,219	(3,431,602)	2,192,617	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings

121

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February 28, 2025

may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2025, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

During the year ended February 28, 2025, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. The ruble balances, which have not been recorded to date, could be material to the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Proceeds from litigation settlements, if any, are included in the Statements of Operations within Net realized gain (loss).

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

122

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February 28, 2025

As of February 28, 2025, none of the Funds charge a purchase premium or redemption fee.

Other matters — Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets was INR 262,800,000 (equivalent to $3,003,300) as of February 28, 2025 and is included in Foreign currency within the Statements of Assets and Liabilities. In recognition of the potential liability and based on management’s estimate of that liability having consulted with counsel, a portion of that amount (INR 65,700,000, equivalent to $750,825) is included as a Miscellaneous payable within the Statements of Assets and Liabilities. Any costs in respect of this matter will be borne by EMF.

Other matters – Segment reporting

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The Investment Adviser acts as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Summary of accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X		X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X		X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X		X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X		X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X		X	X	X	X	X	X	X	X

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	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Large Shareholder Risk	X	X	X	X	X	X	X		X	X	X	X	X	X
Commodities Risk	X								X	X
Fund of Funds Risk		X	X
Non-Diversified Funds		X							X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

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• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities, and often are more volatile than the economies of developed countries.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

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• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline, fluctuate significantly in a rapid and unpredictable manner or fluctuate significantly more than if a Fund had a broader range of investments.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• NON-DIVERSIFIED FUNDS. Emerging Markets ex-China Fund and Resource Transition Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a

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Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2025, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Markets Fund	International Equity Fund	Quality Cyclicals Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X	X
Maintain the diversity and liquidity of the portfolio		X		X	X

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

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The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025 and the Statements of Operations for the year ended February 28, 2025^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts
Emerging Markets Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(209,518)

Total	$(209,518)

Net Realized Gain (Loss) on
Futures Contracts	$2,719,465

Total	$2,719,465

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(1,046,303)

Total	$(1,046,303)

International Equity Fund
Net Realized Gain (Loss) on
Futures Contracts	$940,560

Total	$940,560

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(349,013)

Total	$(349,013)

Quality Cyclicals Fund
Net Realized Gain (Loss) on
Futures Contracts	$(24,705)

Total	$(24,705)

U.S. Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(18,404)

Total	$(18,404)

Net Realized Gain (Loss) on
Futures Contracts	$273,567

Total	$273,567

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(34,361)

Total	$(34,361)

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Equity Contracts
U.S. Small Cap Value Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(15,589)

Total	$(15,589)

Net Realized Gain (Loss) on
Futures Contracts	$107,914

Total	$107,914

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(43,328)

Total	$(43,328)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 28, 2025, if any.

The average derivative activity of notional amounts (futures contracts), based on absolute values, at each month-end, was as follows for the year ended February 28, 2025:

Fund Name	Futures Contracts ($)
Emerging Markets Fund	15,179,991
International Equity Fund	1,777,845
Quality Cyclicals Fund	26,121	*
U.S. Equity Fund	346,631

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Fund Name	Futures Contracts ($)
U.S. Small Cap Value Fund	378,155

*	During the year ended February 28, 2025, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Management Fee	0.60%	0.55%	0.65%(a)	0.50%	0.50%	0.50%	0.33%	0.33%	0.80%	0.50%	0.60%	0.31%	0.31%	0.31%

(a)	Prior to June 30, 2020, GMO contractually agreed to reduce its annual management fee from 0.75% to 0.65%.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*	0.15%	0.15%
Emerging Markets ex-China Fund	0.22%*	0.15%	0.105%*	0.085%*	0.055%	0.22%*	0.22%*
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%*	0.055%	0.22%	0.22%
International Equity Fund	0.22%*	0.15%	0.09%			0.22%*	0.22%
International Opportunistic Value Fund		0.15%	0.10%			0.15%	0.15%
Japan Value Creation Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
Quality Cyclicals Fund		0.15%*	0.105%*	0.085%*	0.055%	0.15%*	0.15%
Quality Fund		0.15%	0.105%	0.085%*	0.055%	0.15%	0.15%
Resource Transition Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Resources Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
Small Cap Quality Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
U.S. Equity Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
U.S. Opportunistic Value Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
U.S. Small Cap Value Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of February 28, 2025.

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GMO has contractually agreed to reimburse Emerging Markets Fund for “Specified Operating Expenses” (as defined below). For U.S. Opportunistic Value Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Cyclicals Fund, and U.S. Equity Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.02% of the Fund’s average daily net assets. For Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.10% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses.

With respect to Climate Change Fund, Emerging Markets ex-China Fund, Quality Fund, Resource Transition Fund and Small Cap Quality Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Climate Change Fund is 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares. The Expense Cap for Emerging Markets ex-China Fund is 0.85% for Class II shares; 0.80% for Class III shares; 0.75% for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares. The Expense Cap for Quality Fund is 0.50% for Class III shares; 0.455% for Class IV shares; 0.435% for Class V shares; 0.405% for Class VI shares; 0.50% for Class R6 shares; and 0.50% for Class I shares. The Expense Cap for Resource Transition Fund is 0.95% for Class III shares; 0.90% for Class IV shares; 0.885% for Class V shares; 0.855% for Class VI shares; 0.95% for Class R6 shares; and 0.95% for Class I shares. The Expense Cap for Small Cap Quality Fund is 0.75% for Class III shares; 0.70% for Class IV shares; 0.685% for Class V shares; 0.655% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded Expenses”), are excluded from the Expense Cap.

GMO is permitted to recover from Climate Change Fund, Emerging Markets ex-China Fund, Resources Fund and U.S. Small Cap Value Fund on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Caps set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the year ended February 28, 2025, GMO did not recoup any previously recorded waivers and/or reimbursements.

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On February 28, 2025, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028
Climate Change Fund, Class III	$138,441	$143,124	$158,309
Climate Change Fund, Class R6	$65,464	$76,390	$82,283
Climate Change Fund, Class I	$172,425	$140,261	$93,024
Emerging Markets ex-China Fund, Class III	$12,927	$34,737	$217,983
Emerging Markets ex-China Fund, Class VI	$312,667	$310,278	$300,320
U.S. Small Cap Value Fund, Class VI	—	$52,412	$61,347

For each Fund that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees, to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees will not be waived below zero.

In addition, for Emerging Markets Fund, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares of each Fund, except Emerging Markets Fund and Small Cap Quality Fund, to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I assets exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares.

For Emerging Markets Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares.

For Small Cap Quality Fund, GMO has voluntarily determined to waive its fees with respect to and/or reimburse Class I shares for the amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders.

These contractual waivers and reimbursements will continue through at least June 30, 2025 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an

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February 28, 2025

investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2025 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Climate Change Fund	44,426
Emerging Markets ex-China Fund	7,107
Emerging Markets Fund	21,827
International Equity Fund	58,446
International Opportunistic Value Fund	24,784
Japan Value Creation Fund	10,095
Quality Cyclicals Fund	4,727
Quality Fund	620,251
Resource Transition Fund	5,894
Resources Fund	120,186
Small Cap Quality Fund	21,070
U.S. Equity Fund	7,720
U.S. Opportunistic Value Fund	33,316
U.S. Small Cap Value Fund	1,250

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2025, none of the Funds had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2025, Quality Cyclicals Fund engaged in cross trade purchases in the amount of $6,353,143.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2025 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	760,716,618	—	847,034,112
Emerging Markets ex-China Fund	—	115,228,775	—	279,715,743
Emerging Markets Fund	50,000	555,093,749	550,322	639,217,086
International Equity Fund	2,000,465	878,793,737	1,699,979	894,063,118
International Opportunistic Value Fund	—	236,552,985	—	235,433,314
Japan Value Creation Fund	—	111,941,464	—	52,623,446
Quality Cyclicals Fund	—	27,764,493	—	31,258,916

133

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February 28, 2025

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Quality Fund	—	3,180,577,928	—	2,924,018,169
Resource Transition Fund	—	69,323,030	—	67,972,368
Resources Fund	—	1,520,403,407	—	1,712,449,369
Small Cap Quality Fund	—	460,488,230	—	269,932,231
U.S. Equity Fund	665,275	133,264,858	590,213	137,541,427
U.S. Opportunistic Value Fund	—	384,205,198	—	497,011,579
U.S. Small Cap Value Fund	—	34,542,312	—	36,531,362

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the year ended February 28, 2025. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Quality Fund	98,991,268	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of February 28, 2025

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Climate Change Fund	2	27.89%
Emerging Markets ex-China Fund	5#	77.23%
Emerging Markets Fund	3#	49.88%
International Equity Fund	4§	83.17%
International Opportunistic Value Fund	4§	70.11%
Japan Value Creation Fund	4^	57.32%
Quality Cyclicals Fund	3#	74.33%
Quality Fund	—	—
Resource Transition Fund	1	99.93%
Resources Fund	2	39.70%
Small Cap Quality Fund	2	71.05%
U.S. Equity Fund	4#	82.11%

134

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Notes to Financial Statements — (Continued)

February 28, 2025

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
U.S. Opportunistic Value Fund	4‡	77.96%
U.S. Small Cap Value Fund	4#	93.07%

#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.
^	Four of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	5,008,636	$111,293,372	4,928,747	$121,543,060
Shares issued to shareholders in reinvestment of distributions	95,719	1,843,543	152,767	3,386,848
Shares repurchased	(4,868,798)	(103,730,953)	(2,483,387)	(58,764,596)

Net increase (decrease)	235,557	$9,405,962	2,598,127	$66,165,312

Class R6:
Shares sold	1,488,956	$30,404,850	2,161,637	$52,446,031
Shares issued to shareholders in reinvestment of distributions	51,378	987,487	68,895	1,523,947
Shares repurchased	(872,683)	(18,094,793)	(269,222)	(6,185,255)

Net increase (decrease)	667,651	$13,297,544	1,961,310	$47,784,723

Class I:
Shares sold	2,691,000	$56,336,938	5,176,736	$131,330,450
Shares issued to shareholders in reinvestment of distributions	33,476	644,084	86,033	1,904,763
Shares repurchased	(7,242,428)	(152,167,231)	(8,314,724)	(196,955,843)

Net increase (decrease)	(4,517,952)	$(95,186,209)	(3,051,955)	$(63,720,630)

Emerging Markets ex-China Fund
Class III:
Shares sold	70,493	$994,799	587,184	$8,835,870
Shares issued to shareholders in reinvestment of distributions	653,429	8,322,886	92,339	1,366,725
Shares repurchased	(433,039)	(6,693,436)	(139,841)	(2,042,000)

Net increase (decrease)	290,883	$2,624,249	539,682	$8,160,595

135

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Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Emerging Markets ex-China Fund (continued)
Class VI:
Shares sold	37,850	$580,135	865,927	$12,573,776
Shares issued to shareholders in reinvestment of distributions	1,091,933	14,469,210	904,080	13,372,652
Shares repurchased	(10,535,711)	(160,156,056)	(6,086,616)	(86,145,375)

Net increase (decrease)	(9,405,928)	$(145,106,711)	(4,316,609)	$(60,198,947)

Class I:(a)
Shares issued to shareholders in reinvestment of distributions	—	$—	—	$5
Shares repurchased	—	—	(27)	(390)

Net increase (decrease)	—	$—	(27)	$(385)

Emerging Markets Fund
Class II:
Shares sold	2,150	$51,822	6,109	$140,609
Shares issued to shareholders in reinvestment of distributions	149,383	3,571,366	281,533	6,070,178
Shares repurchased	(763,688)	(19,078,815)	(1,783,476)	(40,087,723)

Net increase (decrease)	(612,155)	$(15,455,627)	(1,495,834)	$(33,876,936)

Class III:
Shares issued to shareholders in reinvestment of distributions	87	$2,101	144	$3,096
Shares repurchased	(29)	(671)	(1,778)	(40,709)

Net increase (decrease)	58	$1,430	(1,634)	$(37,613)

Class VI:
Shares sold	394,904	$9,398,872	959,991	$21,254,880
Shares issued to shareholders in reinvestment of distributions	428,380	10,121,736	1,499,285	31,703,898
Shares repurchased	(3,515,048)	(84,579,421)	(19,426,983)	(417,542,724)

Net increase (decrease)	(2,691,764)	$(65,058,813)	(16,967,707)	$(364,583,946)

Class R6:
Shares sold	96,931	$2,390,490	61,033	$1,375,055
Shares issued to shareholders in reinvestment of distributions	28,004	668,458	38,926	839,644
Shares repurchased	(81,999)	(2,011,994)	(87,370)	(1,973,920)

Net increase (decrease)	42,936	$1,046,954	12,589	$240,779

Class I:
Shares sold	664,671	$15,933,992	538,017	$11,907,329
Shares issued to shareholders in reinvestment of distributions	102,433	2,449,173	211,434	4,545,344
Shares repurchased	(858,817)	(20,980,748)	(1,962,574)	(44,447,160)

Net increase (decrease)	(91,713)	$(2,597,583)	(1,213,123)	$(27,994,487)

International Equity Fund
Class II:(b)
Shares issued to shareholders in reinvestment of distributions	—	$—	218	$4,872
Shares repurchased	—	—	(216,797)	(4,852,623)

Net increase (decrease)	—	$—	(216,579)	$(4,847,751)

136

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Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
International Equity Fund (continued)
Class III:
Shares sold	1,053,461	$26,288,605	866,111	$19,500,748
Shares issued to shareholders in reinvestment of distributions	617,636	15,068,214	1,165,380	25,954,707
Shares repurchased	(2,116,051)	(52,990,442)	(3,529,602)	(78,958,215)

Net increase (decrease)	(444,954)	$(11,633,623)	(1,498,111)	$(33,502,760)

Class IV:
Shares sold	2,297,727	$57,273,047	1,571,111	$35,047,057
Shares issued to shareholders in reinvestment of distributions	1,006,650	24,519,773	1,952,153	43,445,461
Shares repurchased	(5,079,264)	(127,266,477)	(21,523,916)	(482,062,349)

Net increase (decrease)	(1,774,887)	$(45,473,657)	(18,000,652)	$(403,569,831)

Class I:
Shares sold	81,898	$2,027,088	85,383	$1,931,989
Shares issued to shareholders in reinvestment of distributions	6,775	166,224	13,526	301,943
Shares repurchased	(115,371)	(2,872,567)	(25,273)	(571,778)

Net increase (decrease)	(26,698)	$(679,255)	73,636	$1,662,154

International Opportunistic Value Fund
Class III:
Shares sold	—	$—	21,447,944	$293,160,311
Shares issued to shareholders in reinvestment of distributions	178,913	2,539,048	82,398	1,138,934
Shares repurchased	(1,995,448)	(30,273,533)	(20,026,586)	(278,733,949)

Net increase (decrease)	(1,816,535)	$(27,734,485)	1,503,756	$15,565,296

Class IV:(c)
Shares sold	3,351,298	$49,984,148	22,336,222	$311,414,817
Shares issued to shareholders in reinvestment of distributions	2,150,926	30,429,281	542,391	7,501,263
Shares repurchased	(3,511,066)	(51,969,609)	(1,293,252)	(17,550,794)

Net increase (decrease)	1,991,158	$28,443,820	21,585,361	$301,365,286

Class R6:(d)
Shares sold	1,801,572	$27,257,783	—	$—
Shares issued to shareholders in reinvestment of distributions	151,969	2,155,735	—	—
Shares repurchased	(498,883)	(7,313,043)	—	—

Net increase (decrease)	1,454,658	$22,100,475	—	$—

Class I:(e)
Shares sold	—	$—	3,645	$50,735
Shares issued to shareholders in reinvestment of distributions	360	5,085	103	1,431

Net increase (decrease)	360	$5,085	3,748	$52,166

137

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Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Japan Value Creation Fund
Class III:
Shares sold	5,041	$100,000	34,390	$620,960
Shares issued to shareholders in reinvestment of distributions	35,561	711,451	67,263	1,239,649
Shares repurchased	(78,827)	(1,656,764)	(95,894)	(1,790,000)

Net increase (decrease)	(38,225)	$(845,313)	5,759	$70,609

Class VI:
Shares sold	2,445,870	$49,277,281	282,438	$5,127,909
Shares issued to shareholders in reinvestment of distributions	154,118	3,083,177	192,450	3,547,260
Shares repurchased	(831,365)	(16,709,068)	(1,091,718)	(19,474,661)

Net increase (decrease)	1,768,623	$35,651,390	(616,830)	$(10,799,492)

Class I:
Shares sold	1,291,850	$25,850,094	242,633	$4,488,208
Shares issued to shareholders in reinvestment of distributions	22,371	446,427	10,457	192,447
Shares repurchased	(260,968)	(5,164,032)	(19,016)	(355,304)

Net increase (decrease)	1,053,253	$21,132,489	234,074	$4,325,351

Quality Cyclicals Fund
Class VI:
Shares sold	283,873	$6,498,767	219,272	$4,653,769
Shares issued to shareholders in reinvestment of distributions	239,810	5,432,099	307,469	6,689,237
Shares repurchased	(480,689)	(11,459,403)	(180,207)	(3,839,780)

Net increase (decrease)	42,994	$471,463	346,534	$7,503,226

Class I:
Shares sold	2,779	$67,000	11,778	$248,000
Shares issued to shareholders in reinvestment of distributions	792	17,919	722	15,534
Shares repurchased	(8,737)	(206,164)	(1,312)	(29,564)

Net increase (decrease)	(5,166)	$(121,245)	11,188	$233,970

Quality Fund
Class III:
Shares sold	11,848,016	$397,741,264	14,719,815	$423,470,102
Shares issued to shareholders in reinvestment of distributions	3,825,109	128,020,109	3,780,780	106,276,461
Shares repurchased	(20,698,389)	(689,809,806)	(36,346,641)	(989,890,968)

Net increase (decrease)	(5,025,264)	$(164,048,433)	(17,846,046)	$(460,144,405)

Class IV:
Shares sold	10,575,017	$355,329,042	21,299,235	$611,270,284
Shares issued to shareholders in reinvestment of distributions	1,925,265	64,629,074	1,049,139	29,589,721
Shares repurchased	(9,760,568)	(330,386,258)	(6,845,785)	(205,269,866)

Net increase (decrease)	2,739,714	$89,571,858	15,502,589	$435,590,139

138

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Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares		Amount
Quality Fund (continued)
Class VI:
Shares sold	8,076,976 (f)	$271,289,108 (f)	5,298,130		$150,320,151
Shares issued to shareholders in reinvestment of distributions	4,356,062	145,747,640	3,906,723		109,799,017
Shares repurchased	(9,063,046)	(303,073,229)	(10,085,147)		(278,817,484)

Net increase (decrease)	3,369,992	$113,963,519	(880,294)		$(18,698,316)

Class R6:
Shares sold	13,333,109	$450,116,681	8,185,141		$230,079,093
Shares issued to shareholders in reinvestment of distributions	1,842,402	61,534,197	1,294,825		36,344,537
Shares repurchased	(6,026,166)	(200,261,840)	(5,015,912)		(139,452,617)

Net increase (decrease)	9,149,345	$311,389,038	4,464,054		$126,971,013

Class I:
Shares sold	18,998,547	$620,440,995	27,500,309		$758,644,673
Shares issued to shareholders in reinvestment of distributions	2,045,265	68,206,502	1,302,713		36,521,713
Shares repurchased	(12,191,694)	(408,931,497)	(8,433,638)		(231,171,385)

Net increase (decrease)	8,852,118	$279,716,000	20,369,384		$563,995,001

Resource Transition Fund
Class VI:
Shares sold	—	$—	7,887		$129,068
Shares issued to shareholders in reinvestment of distributions	221,765	2,705,105	639,273		9,795,717
Shares repurchased	(2,350)	(26,997)	(16,077,999	)(g)	(240,459,608	)(g)

Net increase (decrease)	219,415	$2,678,108	(15,430,839)		$(230,534,823)

Resources Fund
Class III:
Shares sold	1,293,867	$26,047,776	4,818,676		$103,940,279
Shares issued to shareholders in reinvestment of distributions	273,127	5,051,506	529,601		12,403,894
Shares repurchased	(1,254,397)	(25,706,932)	(7,362,738)		(170,556,917)

Net increase (decrease)	312,597	$5,392,350	(2,014,461)		$(54,212,744)

Class IV:
Shares sold	124,159	$2,700,000	10,664,153		$239,255,430
Shares issued to shareholders in reinvestment of distributions	677,523	12,473,962	1,021,544		23,754,680
Shares repurchased	(651,909)	(12,045,271)	(5,880,084)		(126,246,163)

Net increase (decrease)	149,773	$3,128,691	5,805,613		$136,763,947

Class VI:
Shares sold	297,250	$5,921,178	2,814,026		$65,108,363
Shares issued to shareholders in reinvestment of distributions	142,806	2,636,715	208,671		4,817,342
Shares repurchased	(1,143,126)	(22,920,077)	(358,194)		(8,423,463)

Net increase (decrease)	(703,070)	$(14,362,184)	2,664,503		$61,502,242

139

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Resources Fund (continued)
Class R6:
Shares sold	7,442,502	$157,856,711	14,939,917	$342,705,980
Shares issued to shareholders in reinvestment of distributions	813,599	15,036,495	881,802	20,453,490
Shares repurchased	(8,622,837)	(175,102,004)	(4,337,752)	(98,227,757)

Net increase (decrease)	(366,736)	$(2,208,798)	11,483,967	$264,931,713

Class I:
Shares sold	14,738,474	$301,146,855	18,920,331	$438,082,704
Shares issued to shareholders in reinvestment of distributions	388,150	7,282,911	1,027,433	23,916,236
Shares repurchased	(25,387,340)	(502,203,992)	(12,401,247)	(282,421,438)

Net increase (decrease)	(10,260,716)	$(193,774,226)	7,546,517	$179,577,502

Small Cap Quality Fund
Class III:
Shares sold	1,713,985	$43,475,682	213,038	$5,000,000
Shares issued to shareholders in reinvestment of distributions	117,989	3,006,708	82,508	1,859,199
Shares repurchased	(144,062)	(3,432,376)	(191,037)	(4,620,912)

Net increase (decrease)	1,687,912	$43,050,014	104,509	$2,238,287

Class VI:
Shares sold	11,433	$290,030	381,583	$8,793,934
Shares issued to shareholders in reinvestment of distributions	137,021	3,479,629	302,218	6,819,766
Shares repurchased	(601,377)	(15,393,426)	(379,326)	(8,937,819)

Net increase (decrease)	(452,923)	$(11,623,767)	304,475	$6,675,881

Class I:
Shares sold	8,234,698	$201,083,257	5,032,828	$117,117,246
Shares issued to shareholders in reinvestment of distributions	650,033	16,509,988	126	2,833
Shares repurchased	(1,249,107)	(31,004,193)	(15,863)	(378,397)

Net increase (decrease)	7,635,624	$186,589,052	5,017,091	$116,741,682

U.S. Equity Fund
Class III:
Shares sold	1,545	$22,063	14,017	$179,674
Shares issued to shareholders in reinvestment of distributions	717,998	10,060,650	505,116	6,356,609
Shares repurchased	(248,173)	(3,573,696)	(131,805)	(1,712,181)

Net increase (decrease)	471,370	$6,509,017	387,328	$4,824,102

Class VI:
Shares sold	1,412,199	$19,393,447	320,778	$3,950,000
Shares issued to shareholders in reinvestment of distributions	815,805	11,235,311	2,041,169	25,307,596
Shares repurchased	(1,566,409)	(22,238,255)	(12,628,750)	(154,101,660)

Net increase (decrease)	661,595	$8,390,503	(10,266,803)	$(124,844,064)

140

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
U.S. Opportunistic Value Fund
Class III:
Shares sold	—	$—	1,673,155	$36,826,141
Shares issued to shareholders in reinvestment of distributions	179,151	4,049,858	25	510
Shares repurchased	(234,193)	(5,426,411)	—	—

Net increase (decrease)	(55,042)	$(1,376,553)	1,673,180	$36,826,651

Class IV:
Shares sold	—	$—	9,454,666	$198,409,410
Shares issued to shareholders in reinvestment of distributions	1,457,796	32,884,788	371,645	7,535,647
Shares repurchased	(3,028,701)	(67,000,000)	—	—

Net increase (decrease)	(1,570,905)	$(34,115,212)	9,826,311	$205,945,057

Class VI:
Shares sold	445,038	$9,973,618	3,934,118	$83,781,517
Shares issued to shareholders in reinvestment of distributions	655,148	14,786,369	582,256	11,806,155
Shares repurchased	(1,791,612)	(42,230,103)	(8,681,868)	(188,840,046)

Net increase (decrease)	(691,426)	$(17,470,116)	(4,165,494)	$(93,252,374)

Class R6:(h)
Shares sold	7,705	$176,034	84,308	$1,686,425
Shares issued to shareholders in reinvestment of distributions	9,768	220,044	2,884	58,420
Shares repurchased	(8,385)	(190,260)	(8,520)	(180,744)

Net increase (decrease)	9,088	$205,818	78,672	$1,564,101

Class I:
Shares sold	174,180	$4,001,872	3,517,514	$72,826,870
Shares issued to shareholders in reinvestment of distributions	385,310	8,683,205	122,353	2,478,799
Shares repurchased	(1,084,741)	(24,384,557)	(276,183)	(5,668,780)

Net increase (decrease)	(525,251)	$(11,699,480)	3,363,684	$69,636,889

U.S. Small Cap Value Fund
Class VI:
Shares sold	267,104	$5,048,374	223,401	$3,820,818
Shares issued to shareholders in reinvestment of distributions	26,871	600,026	35,623	630,097
Shares repurchased	(388,144)	(8,201,112)	(145,079)	(2,656,815)

Net increase (decrease)	(94,169)	$(2,552,712)	113,945	$1,794,100

(a)	Class I liquidated on August 28, 2023.
(b)	Class II liquidated on August 28, 2023.
(c)	The period under the heading “Year Ended February 29, 2024” represents the period from September 25, 2023 (commencement of operations) through February 29, 2024.
(d)	The period under the heading “Year Ended February 28, 2025” represents the period from April 8, 2024 (commencement of operations) through February 28, 2025.
(e)	The period under the heading “Year Ended February 29, 2024” represents the period from August 14, 2023 (commencement of operations) through February 29, 2024.
(f)	2,894,482 shares and $98,991,268 were purchased in-kind by an affiliate.
(g)	476,600 shares and $7,253,856 were redeemed in-kind by an affiliate.

141

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

(h)	The period under the heading “Year Ended February 29, 2024” represents the period from August 28, 2023 (commencement of operations) through February 29, 2024.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$22,390,770	$348,931,403	$359,792,630	$501,096	*	$—	$35,856	$84	$11,565,483

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$4,681,209	$20,077,377	$24,415,600	$52,656		$—	$1,464	$—	$344,450

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$303,354	$—	$—	$—		$—	$—	$13,614	$316,968
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	1,004,664	92,768,573	81,257,000	119,022		—	15,830	—	12,532,067

Totals	$1,308,018	$92,768,573	$81,257,000	$119,022		$—	$15,830	$13,614	$12,849,035

International Equity Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$71,846,735	$183,300,000	$203,400,000	$3,067,319		$—	$50,425	$73,395	$51,870,555

International Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$7,130,000	$37,450,001	$44,582,000	$246,815		$—	$4,485	$—	$2,486

Japan Value Creation Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$—	$21,229,146	$15,502,000	$127,705		$—	$4,587	$7,786	$5,739,519

Quality Cyclicals Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$501,028	$4,900,000	$5,400,000	$18,332		$—	$510	$3	$1,541

142

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Quality Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$278,669,053		$1,093,050,000	$1,320,130,000	$8,637,695	$—	$428,531	$(48,807)	$51,968,777

Resource Transition Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$2,049,511		$12,834,048	$13,700,000	$84,094	$—	$3,604	$150	$1,187,313

Resources Fund
Kosmos Energy Ltd.	$—	#	$49,472,522	$12,753,855	$—	$—	$(8,747,601)	$(4,138,285)	$76,344,437
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	56,231,789		613,100,000	642,520,000	1,840,330	—	2,740	25,973	26,840,502

Totals	$56,231,789		$662,572,522	$655,273,855	$1,840,330	$—	$(8,744,861)	$(4,112,312)	$103,184,939

Small Cap Quality Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$7,392,442		$97,987,385	$95,450,000	$487,521	$—	$7,628	$6,337	$9,943,792

U.S. Equity Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$1,994,361		$12,100,000	$13,637,000	$39,219	$—	$2,811	$—	$460,172

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$9,902,208		$37,324,336	$45,023,200	$173,795	$—	$4,990	$—	$2,208,334

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$573,827		$1,090,000	$1,580,000	$23,396	$—	$401	$169	$84,397

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $114,841 in Climate Change Fund during the year.

#	Security was not an affiliate at the beginning of the period.

11.	Subsequent events

In March 2025, the Board of Trustees of GMO Trust approved the termination of GMO Quality Cyclicals Fund. The Fund is expected to liquidate on or about April 2025.

143

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Climate Change Fund, GMO Emerging Markets ex-China Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO International Opportunistic Value Fund, GMO-Usonian Japan Value Creation Fund, GMO Quality Cyclicals Fund, GMO Quality Fund, GMO Resource Transition Fund, GMO Resources Fund, GMO Small Cap Quality Fund, GMO U.S. Equity Fund, GMO U.S. Opportunistic Value Fund, and GMO U.S. Small Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Climate Change Fund, GMO Emerging Markets ex-China Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO International Opportunistic Value Fund, GMO-Usonian Japan Value Creation Fund, GMO Quality Cyclicals Fund, GMO Quality Fund, GMO Resource Transition Fund, GMO Resources Fund, GMO Small Cap Quality Fund, GMO U.S. Equity Fund, GMO U.S. Opportunistic Value Fund, and GMO U.S. Small Cap Value Fund (fourteen of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2025

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

144

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2025 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended February 28, 2025:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short-Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(4)	Foreign Source Income ($)(4)	Section 199A Dividend Income (non-corporate shareholders) ($)(5)
Climate Change Fund	37.13%	100.00%	9.86%	176,406	—	—	469,498	4,207,150	—
Emerging Markets ex-China Fund	—	19.50%	—	—	8,500,219	8,350,189	1,793,417	4,913,891	—
Emerging Markets Fund	—	48.55%	—	507,281	—	—	3,426,978	17,636,230	—
International Equity Fund	—	79.81%	5.93%	4,624,990	—	—	2,394,904	37,392,585	—
International Opportunistic Value Fund	—	51.45%	—	—	8,695,666	6,794,368	1,132,182	20,403,262	—
Japan Value Creation Fund	—	84.20%	—	252,650	—	—	434,101	4,341,010	—
Quality Cyclicals Fund	56.23%	100.00%	—	31,279	23,119	4,438,165	—	—	—
Quality Fund	79.33%	100.00%	5.65%	7,776,474	21,079,429	403,129,870	—	—	—
Resource Transition Fund	4.71%	41.64%	—	194,903	—	—	35,990	1,963,425	—
Resources Fund	9.48%	63.22%	—	1,826,735	—	—	3,443,744	52,960,164	—
Small Cap Quality Fund	23.75%	26.38%	—	384,630	8,729,619	15,295,112	—	—	—
U.S. Equity Fund	22.18%	24.23%	—	157,715	7,680,810	12,020,897	—	—	—
U.S. Opportunistic Value Fund	34.86%	36.62%	—	350,542	27,637,578	20,846,507	—	—	83,162
U.S. Small Cap Value Fund	100.00%	100.00%	—	—	—	—	—	—	45,534

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(4)

The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders. All amounts presented above are based upon net investment income earned.

(5)	The Funds hereby designate the above qualified business income under Section 199A of the Code.

In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms.

145

AR-022825-EQ

GMO Trust

Annual Financial Statements and Other Information

February 28, 2025

Asset Allocation Bond Fund

Emerging Country Debt Fund

High Yield Fund

Multi-Sector Fixed Income Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Par Value† / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 16.7%
		U.S. Government — 16.7%
	6,910,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.42%, due 07/31/26 (a)		6,922,592

		TOTAL DEBT OBLIGATIONS (COST $6,909,937)		6,922,592

		SHORT-TERM INVESTMENTS — 82.4%
		Money Market Funds — 5.1%
	2,082,741	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (b)		2,082,741

		Repurchase Agreements — 77.3%
	31,999,000	Nomura Securities International, Inc. Repurchase Agreement, dated 02/28/25, maturing on 03/03/25 with a maturity value of $32,010,546 and an effective yield of 4.33%, collateralized by a U.S. Treasury Note with maturity date 11/15/26 and a market value of $32,697,351.		31,999,000

		TOTAL SHORT-TERM INVESTMENTS (COST $34,081,741)		34,081,741

		TOTAL INVESTMENTS — 99.1% (Cost $40,991,678)		41,004,333

		Other Assets and Liabilities (net) — 0.9%		374,551

		TOTAL NET ASSETS — 100.0%		$41,378,884

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Futures Contracts

$			$		$		$
Number of Contracts +		Type	Expiration Date		Notional Amount ($)		Value/Net Unrealized Appreciation (Depreciation) ($)
	Buys
	117	U.S. Long Bond (CBT)		June 2025		13,816,969		361,704
	111	U.S. Treasury Note 10 Yr. (CBT)		June 2025		12,331,406		59,689
	67	U.S. Treasury Note 2 Yr. (CBT)		June 2025		13,866,906		46,834
	245	U.S. Treasury Note 5 Yr. (CBT)		June 2025		26,444,688		132,980
	269	U.S. Treasury Ultra 10 Yr. (CBT)		June 2025		30,733,250		190,738
	75	U.S. Ultra Bond (CBT)		June 2025		9,309,375		215,515

						$106,502,594		$1,007,460

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

1	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S42	USD 12,300,000	1.00%	1.57%	N/A	12/20/2029	Quarterly	$370,230	$293,761	$(76,469)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	2

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 96.2%
		Albania — 2.0%
		Sovereign and Sovereign Agency Issuers — 2.0%
	36,649,849	Albania Government International Bonds, Zero Coupon, due 08/31/25 (a) (b)	35,805,249
EUR	10,320,000	Albania Government International Bonds, 144A, 4.75%, due 02/14/35 (c)	10,621,840

		Total Albania	46,427,089

		Angola — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	14,200,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	11,697,250

		Argentina — 3.9%
		Sovereign and Sovereign Agency Issuers — 3.9%
	17,811,642	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	13,604,279
	21,061,474	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	15,316,616
JPY	270,265,556	Argentina Republic Government International Bonds, Variable Rate, 4.33%, due 12/31/33 (d)	347,852
EUR	7,800,000	Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35 (c)	5,032,806
EUR	22,930,000	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38	15,037,544
	22,612,437	Argentina Republic Government International Bonds, Step Up, 5.00%, due 01/09/38	15,127,720
JPY	246,273,000	Argentina Republic Government International Bonds, Variable Rate, 0.67%, due 12/31/38 (d)	186,093
EUR	6,060,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41	3,500,737
	37,670,932	Argentina Republic Government International Bonds, Step Up, 4.13%, due 07/09/46	23,619,674

		Total Argentina	91,773,321

		Armenia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	6,900,000	Republic of Armenia International Bonds, Reg S, 3.60%, due 02/02/31	5,870,934

		Bahamas — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
	4,000,000	Bahamas Government International Bonds, Reg S, 9.00%, due 06/16/29	4,154,160
	11,840,000	Bahamas Government International Bonds, Reg S, 8.95%, due 10/15/32	12,249,546

		Total Bahamas	16,403,706

Par Value†		Description	Value ($)
		Bahrain — 2.3%
		Sovereign and Sovereign Agency Issuers — 2.3%
	34,796,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44	29,728,832
	17,785,000	Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47 (c)	17,760,990
	6,450,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51	5,534,939

		Total Bahrain	53,024,761

		Barbados — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	14,620,000	Barbados Government International Bonds, Reg S, 6.50%, due 10/01/29 (c)	14,087,832

		Belarus — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	7,504,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (e)	4,558,680
	18,400,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (d) (e)	9,936,000

		Total Belarus	14,494,680

		Benin — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	3,350,000	Benin Government International Bonds, Reg S, 6.88%, due 01/19/52	2,959,101

		Bolivia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	7,600,000	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (c)	4,799,400

		Brazil — 1.5%
		Corporate Debt — 0.9%
	13,707,023	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	13,251,949
	7,235,614	Yinson Boronia Production BV, Reg S, 8.95%, due 07/31/42	7,692,543

			20,944,492

		Sovereign and Sovereign Agency Issuers — 0.6%
	9,900,000	Brazil Government International Bonds, 4.75%, due 01/14/50	6,998,063
BRL	44,930,249	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (f)	7,120,222

			14,118,285

		Total Brazil	35,062,777

		Bulgaria — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	2,500,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	2,448,301

3	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†		Description	Value ($)
		Cameroon — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
EUR	9,200,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	7,682,612

		Chile — 1.6%
		Corporate Debt — 0.8%
	15,951,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	14,400,563
	4,565,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, Reg S, 5.38%, due 12/30/30	3,992,184

			18,392,747

		Sovereign and Sovereign Agency Issuers — 0.8%
	3,720,000	Chile Electricity Lux MPC SARL, Reg S, 6.01%, due 01/20/33	3,802,956
	5,100,000	Chile Electricity Lux MPC II SARL, 144A, 5.58%, due 10/20/35	5,048,388
	4,200,000	Chile Government International Bonds, 3.10%, due 05/07/41	3,101,700
	1,142,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	996,395
	8,650,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	6,699,425

			19,648,864

		Total Chile	38,041,611

		China — 0.0%
		Corporate Debt — 0.0%
	10,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (e)	140,250
	13,000,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (e)	178,750
	6,800,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (e)	93,500
	5,500,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (e)	68,750
	1,900,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (e)	23,750
	3,300,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (e)	41,250
	3,700,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (e)	46,250

		Total China	592,500

		Colombia — 4.4%
		Corporate Debt — 0.7%
	13,740,000	AI Candelaria Spain SA, Reg S, 5.75%, due 06/15/33 (c)	11,704,556
COP	26,508,065,743	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	5,328,646

			17,033,202

Par Value†		Description	Value ($)
		Colombia — continued
		Sovereign and Sovereign Agency Issuers — 3.7%
	992,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (a)	1,021,285
	2,800,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (a)	3,177,266
	11,000,000	Colombia Government International Bonds, 4.13%, due 02/22/42	7,150,000
	60,600,000	Colombia Government International Bonds, 5.63%, due 02/26/44	45,995,400
	18,400,000	Colombia Government International Bonds, 5.00%, due 06/15/45	12,806,400
	12,400,000	Colombia Government International Bonds, 5.20%, due 05/15/49	8,593,200
COP	37,736,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	8,153,473

			86,897,024

		Total Colombia	103,930,226

		Congo Republic (Brazzaville) — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	27,565,247	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (d)	23,717,415

		Costa Rica — 1.3%
		Sovereign and Sovereign Agency Issuers — 1.3%
	4,400,000	Costa Rica Government International Bonds, Reg S, 6.55%, due 04/03/34	4,532,000
	1,300,000	Costa Rica Government International Bonds, Reg S, 7.00%, due 04/04/44	1,333,800
	20,231,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	21,070,587
	3,967,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	3,542,967

		Total Costa Rica	30,479,354

		Cote D’Ivoire — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
EUR	21,050,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	17,830,578

		Czech Republic — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,058,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,644,617

		Dominican Republic — 2.2%
		Corporate Debt — 0.1%
	3,375,000	Polaris Renewable Energy, Inc., 9.50%, due 12/03/29	3,450,459

		Sovereign and Sovereign Agency Issuers — 2.1%
DOP	60,500,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,155,574
DOP	249,700,000	Dominican Republic International Bonds, Reg S, 10.75%, due 06/01/36	4,162,902
DOP	234,000,000	Dominican Republic International Bonds, 144A, 10.50%, due 03/15/37	3,829,944

See accompanying notes to the financial statements.	4

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Dominican Republic — continued
	Sovereign and Sovereign Agency Issuers — continued
1,000,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	864,500
43,154,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	37,846,058

		47,858,978

	Total Dominican Republic	51,309,437

	Ecuador — 2.5%
	Sovereign and Sovereign Agency Issuers — 2.5%
5,546,892	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30	2,928,759
26,476,250	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/30	17,421,372
54,193,988	Ecuador Government International Bonds, Reg S, Step Up, 5.50%, due 07/31/35	29,075,075
16,603,750	Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40	8,110,932
2,196,971	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	1,531,619

	Total Ecuador	59,067,757

	Egypt — 3.3%
	Sovereign and Sovereign Agency Issuers — 3.3%
17,370,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	13,787,438
21,800,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	17,506,272
26,230,000	Egypt Government International Bonds, Reg S, 8.88%, due 05/29/50	21,279,087
31,764,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	23,951,962

	Total Egypt	76,524,759

	El Salvador — 0.9%
	Sovereign and Sovereign Agency Issuers — 0.9%
24,000,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	20,292,000

	Ethiopia — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
2,690,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24 (e)	2,313,400

	Gabon — 0.8%
	Sovereign and Sovereign Agency Issuers — 0.8%
7,400,000	Gabon Blue Bond Master Trust, Reg S, 6.10%, due 08/01/38	7,398,372
5,800,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	4,674,452
7,600,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	6,120,375

	Total Gabon	18,193,199

Par Value†	Description	Value ($)
	Ghana — 2.0%
	Sovereign and Sovereign Agency Issuers — 2.0%
1,896,000	Ghana Government International Bonds, 144A, Zero Coupon, due 07/03/26	1,768,816
19,118,000	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/29	16,973,916
4,520,990	Ghana Government International Bonds, 144A, Zero Coupon, due 01/03/30	3,533,742
27,492,000	Ghana Government International Bonds, Step Up, 144A, 5.00%, due 07/03/35	20,254,181
6,469,920	Saderea DAC, Reg S, 12.50%, due 11/30/26 (e)	3,558,456

	Total Ghana	46,089,111

	Grenada — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
3,515,636	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	3,419,027

	Guatemala — 1.3%
	Sovereign and Sovereign Agency Issuers — 1.3%
3,315,000	Guatemala Government Bonds, Reg S, 8.13%, due 10/06/34	3,636,555
6,760,000	Guatemala Government Bonds, Reg S, 6.60%, due 06/13/36	6,825,166
1,440,000	Guatemala Government Bonds, Reg S, 6.55%, due 02/06/37	1,445,040
4,600,000	Guatemala Government Bonds, Reg S, 4.65%, due 10/07/41	3,634,506
16,700,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	15,176,125

	Total Guatemala	30,717,392

	Honduras — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
2,450,000	Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30 (c)	2,178,050
2,550,000	Honduras Government International Bonds, Reg S, 8.63%, due 11/27/34	2,513,586

	Total Honduras	4,691,636

	Hungary — 2.0%
	Sovereign and Sovereign Agency Issuers — 2.0%
32,750,000	Hungary Government International Bonds, Reg S, 5.50%, due 03/26/36	31,972,187
22,400,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	14,005,824

	Total Hungary	45,978,011

	India — 0.9%
	Corporate Debt — 0.9%
16,144,272	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42 (c)	14,711,468

5	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	India — continued
	Corporate Debt — continued
8,572,375	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, Reg S, 4.63%, due 10/15/39	6,917,992

	Total India	21,629,460

	Indonesia — 1.0%
	Corporate Debt — 0.3%
7,380,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	7,049,376

	Sovereign and Sovereign Agency Issuers — 0.7%
6,500,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Reg S, 5.80%, due 05/15/50	6,213,935
2,800,000	Indonesia Government International Bonds, 4.85%, due 01/11/33	2,747,500
3,391,000	Indonesia Government International Bonds, 5.45%, due 09/20/52	3,335,896
4,900,000	Perusahaan Penerbit SBSN Indonesia III, Reg S, 4.70%, due 06/06/32	4,795,875

		17,093,206

	Total Indonesia	24,142,582

	Iraq — 0.4%
	Corporate Debt — 0.4%
9,350,000	Pearl Petroleum Co. Ltd., Reg S, 13.00%, due 05/15/28	9,945,782

	Israel — 1.2%
	Sovereign and Sovereign Agency Issuers — 1.2%
14,283,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	18,004,578
14,550,000	State of Israel, Reg S, 3.80%, due 05/13/60	9,675,023

	Total Israel	27,679,601

	Jamaica — 0.3%
	Corporate Debt — 0.2%
5,143,352	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	4,721,031

	Sovereign and Sovereign Agency Issuers — 0.1%
2,675,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	3,118,221

	Total Jamaica	7,839,252

	Jordan — 1.0%
	Sovereign and Sovereign Agency Issuers — 1.0%
25,745,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	22,969,432

Par Value†		Description	Value ($)
		Kazakhstan — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	9,680,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	9,147,600

		Kenya — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	4,700,000	Republic of Kenya Government International Bonds, 144A, 9.50%, due 03/05/36	4,544,900
	27,074,000	Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48	22,666,014

		Total Kenya	27,210,914

		Latvia — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	6,850,000	Latvia Government International Bonds, Reg S, 5.13%, due 07/30/34	6,750,744

		Lebanon — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
	6,200,000	Lebanon Government International Bonds, Reg S, 6.85%, due 03/23/27 (e)	1,171,800
	5,047,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (e)	953,883
	55,005,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (e)	10,423,448
	19,100,000	Lebanon Government International Bonds, Reg S, 8.20%, due 05/17/33 (e)	3,619,450
	51,714,000	Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34 (e)	9,799,803

		Total Lebanon	25,968,384

		Mexico — 6.3%
		Corporate Debt — 0.2%
	5,640,000	Braskem Idesa SAPI, Reg S, 6.99%, due 02/20/32	4,358,197

		Sovereign and Sovereign Agency Issuers — 6.1%
	5,000,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,225,000
GBP	55,806,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	48,847,168
	4,700,000	Petroleos Mexicanos, Reg S, 6.63%, due 03/30/25	3,031,500
	113,600,000	Petroleos Mexicanos, 7.69%, due 01/23/50	85,813,440

			141,917,108

		Total Mexico	146,275,305

		Mongolia — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	8,800,000	Development Bank of Mongolia LLC, 11.00%, due 03/07/26	9,064,000

See accompanying notes to the financial statements.	6

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Montenegro — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
1,800,000	Montenegro Government International Bonds, Reg S, 7.25%, due 03/12/31	1,865,736

	Morocco — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
5,700,000	Morocco Government International Bonds, Reg S, 4.00%, due 12/15/50	3,925,875

	Mozambique — 0.3%
	Sovereign and Sovereign Agency Issuers — 0.3%
8,276,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	6,700,994

	Nigeria — 0.7%
	Sovereign and Sovereign Agency Issuers — 0.7%
20,750,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	17,378,125

	Oman — 1.6%
	Sovereign and Sovereign Agency Issuers — 1.6%
36,200,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	37,783,750

	Pakistan — 0.5%
	Sovereign and Sovereign Agency Issuers — 0.5%
11,300,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36	9,181,250
4,426,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	3,540,800

	Total Pakistan	12,722,050

	Panama — 1.9%
	Sovereign and Sovereign Agency Issuers — 1.9%
8,937,000	Panama Government International Bonds, 8.13%, due 04/28/34	9,397,256
9,800,000	Panama Government International Bonds, 6.40%, due 02/14/35	9,251,200
5,100,000	Panama Government International Bonds, 8.00%, due 03/01/38	5,321,850
3,200,000	Panama Government International Bonds, 4.50%, due 04/16/50	2,090,848
23,800,000	Panama Government International Bonds, 4.50%, due 04/01/56	15,017,562
5,000,000	Panama Government International Bonds, 4.50%, due 01/19/63	3,092,500

	Total Panama	44,171,216

	Peru — 2.4%
	Corporate Debt — 0.4%
8,708,650	Peru LNG SRL, Reg S, 5.38%, due 03/22/30	8,146,071

Par Value†		Description	Value ($)
		Peru — continued
		Sovereign and Sovereign Agency Issuers — 2.0%
	6,200,000	Peru Government International Bonds, 5.88%, due 08/08/54	6,093,701
	10,800,000	Peru Government International Bonds, 3.60%, due 01/15/72	6,866,964
	52,145,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	34,233,193

			47,193,858

		Total Peru	55,339,929

		Philippines — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	3,500,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (d)	4,541,250
	10,400,000	Philippines Government International Bonds, 3.20%, due 07/06/46	7,358,000

		Total Philippines	11,899,250

		Poland — 3.5%
		Sovereign and Sovereign Agency Issuers — 3.5%
	37,900,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	37,539,571
	30,000,000	Republic of Poland Government International Bonds, 5.38%, due 02/12/35	30,288,000
	1,650,000	Republic of Poland Government International Bonds, 5.50%, due 04/04/53	1,587,250
	12,400,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	11,873,620

		Total Poland	81,288,441

		Republic of North Macedonia — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
EUR	11,900,000	North Macedonia Government International Bonds, Reg S, 1.63%, due 03/10/28	11,424,800

		Romania — 3.8%
		Sovereign and Sovereign Agency Issuers — 3.8%
	23,258,000	Romania Government International Bonds, Reg S, 6.38%, due 01/30/34	22,603,985
EUR	6,200,000	Romania Government International Bonds, 144A, 6.25%, due 09/10/34	6,498,296
	14,550,000	Romania Government International Bonds, Reg S, 5.75%, due 03/24/35	13,258,688
EUR	4,800,000	Romania Government International Bonds, Reg S, 3.88%, due 10/29/35	4,135,938
EUR	21,300,000	Romania Government International Bonds, Reg S, 5.63%, due 02/22/36	21,164,775
	10,310,000	Romania Government International Bonds, 144A, 7.50%, due 02/10/37	10,580,638
EUR	4,500,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	2,999,238
	2,400,000	Romania Government International Bonds, Reg S, 5.13%, due 06/15/48	1,846,200
EUR	4,500,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	2,970,062

7	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Romania — continued
	Sovereign and Sovereign Agency Issuers — continued
2,360,000	Romania Government International Bonds, Reg S, 7.63%, due 01/17/53	2,410,150

	Total Romania	88,467,970

	Russia — 0.0%
	Sovereign and Sovereign Agency Issuers — 0.0%
6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (a) (e) (g)	3,435
5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (a) (e) (g)	2,600
6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (a) (e) (g)	3,400
20,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (a) (e) (g)	10,000
6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35 (a) (e) (g)	3,200

	Total Russia	22,635

	Rwanda — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
5,350,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31 (c)	4,146,250

	Saudi Arabia — 2.5%
	Corporate Debt — 0.5%
12,725,626	ACWA Power Management & Investments
	One Ltd., Reg S, 5.95%, due 12/15/39	12,502,928

	Sovereign and Sovereign Agency Issuers — 2.0%
9,400,000	Saudi Government International Bonds, 144A, 5.63%, due 01/13/35	9,631,052
8,900,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	7,545,531
8,400,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	7,365,750
3,200,000	Saudi Government International Bonds, Reg S, 3.75%, due 01/21/55	2,234,000
29,600,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	18,925,500

		45,701,833

	Total Saudi Arabia	58,204,761

	Senegal — 0.4%
	Sovereign and Sovereign Agency Issuers — 0.4%
13,050,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48	8,710,875

	Serbia — 0.7%
	Sovereign and Sovereign Agency Issuers — 0.7%
9,500,000	Serbia International Bonds, Reg S, 6.00%, due 06/12/34	9,511,875

Par Value†		Description	Value ($)
		Serbia — continued
		Sovereign and Sovereign Agency Issuers — continued
EUR	8,500,000	Serbia International Bonds, Reg S, 2.05%, due 09/23/36	6,723,323

		Total Serbia	16,235,198

		South Africa — 2.2%
		Sovereign and Sovereign Agency Issuers — 2.2%
ZAR	150,350,000	Eskom Holdings SOC Ltd., Zero Coupon, due 12/31/32	2,422,796
	51,890,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	39,436,400
	8,300,000	Transnet SOC Ltd., Reg S, 8.25%, due 02/06/28	8,463,427
ZAR	20,200,000	Transnet SOC Ltd., Reg S, 13.50%, due 04/18/28	1,119,130

		Total South Africa	51,441,753

		Sri Lanka — 1.8%
		Sovereign and Sovereign Agency Issuers — 1.8%
	7,747,542	Sri Lanka Government International Bonds, 144A, 4.00%, due 04/15/28	7,235,119
	6,217,885	Sri Lanka Government International Bonds, Step Up, 144A, 3.10%, due 01/15/30 (c)	5,529,254
	12,196,276	Sri Lanka Government International Bonds, Step Up, 144A, 3.35%, due 03/15/33	9,773,608
	8,235,292	Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 06/15/35	5,713,234
	5,715,484	Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36 (c)	4,641,583
	11,435,771	Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 02/15/38	9,397,345

		Total Sri Lanka	42,290,143

		Suriname — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	14,787,851	Suriname Government International Bonds, Reg S, 7.95%, due 07/15/33	14,233,307
	8,195,000	Suriname Government International Bonds, Reg S, Variable Rate, 9.00%, due 12/31/50 (c)	8,399,875

		Total Suriname	22,633,182

		Tajikistan — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	5,774,000	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	5,687,390

		Trinidad And Tobago — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	14,900,000	Heritage Petroleum Co. Ltd., Reg S, 9.00%, due 08/12/29	15,391,700
	8,200,000	Port of Spain Waterfront Development, 144A, 7.88%, due 02/19/40	8,104,880

See accompanying notes to the financial statements.	8

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†		Description	Value ($)
		Trinidad And Tobago — continued
		Sovereign and Sovereign Agency Issuers — continued
	8,600,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	8,762,540

		Total Trinidad And Tobago	32,259,120

		Tunisia — 1.5%
		Sovereign and Sovereign Agency Issuers — 1.5%
JPY	5,411,700,000	Tunisian Republic, 4.30%, due 08/02/30 (d)	28,939,572
JPY	380,000,000	Tunisian Republic, 4.20%, due 03/17/31 (d)	2,019,464
JPY	730,000,000	Tunisian Republic, 3.50%, due 02/03/33	3,556,528

		Total Tunisia	34,515,564

		Turkey — 4.1%
		Corporate Debt — 1.2%
	5,400,000	Limak Yenilenebilir Enerji AS, 144A, 9.63%, due 08/12/30	5,416,200
	22,700,000	Zorlu Enerji Elektrik Uretim AS, Reg S, 11.00%, due 04/23/30	23,409,375

			28,825,575

		Sovereign and Sovereign Agency Issuers — 2.9%
	6,200,000	TC Ziraat Bankasi AS, 144A, 7.25%, due 02/04/30	6,197,520
	27,700,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	19,987,281
	51,713,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	40,270,982

			66,455,783

		Total Turkey	95,281,358

		Ukraine — 1.7%
		Sovereign and Sovereign Agency Issuers — 1.7%
	5,000,000	NPC Ukrenergo, Reg S, 6.88%, due
		11/09/28 (e)	3,950,000
	2,211,014	Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/30 (c)	1,234,851
	12,984,014	Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/34	5,622,078
	4,022,412	Ukraine Government International Bonds, Step Up, Reg S, 1.75%, due 02/01/34	2,369,201
	5,442,143	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/34	2,356,448
	13,555,124	Ukraine Government International Bonds, Step Up, Reg S, 1.75%, due 02/01/35	7,848,417
	6,982,158	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/35 (c)	4,580,296
	14,953,917	Ukraine Government International Bonds, Step Up, 144A, 1.75%, due 02/01/36	8,508,779
	5,818,464	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36 (c)	3,802,366

Par Value†	Description	Value ($)
	Ukraine — continued
	Sovereign and Sovereign Agency Issuers — continued
211,141	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28	167,857

	Total Ukraine	40,440,293

	United Arab Emirates — 1.2%
	Sovereign and Sovereign Agency Issuers — 1.2%
13,200,000	Abu Dhabi Government International Bonds, Reg S, 3.13%, due 09/30/49	9,103,908
10,300,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	6,746,500
16,400,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	11,337,484

	Total United Arab Emirates	27,187,892

	United States — 2.3%
	Asset-Backed Securities — 0.2%
422,730	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.67%, due 12/15/35	416,718
66,517	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.67%, due 12/15/35	66,402
354,681	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.63%, due 05/15/36	338,204
5,721,310	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 4.58%, due 11/25/36	1,814,756
5,772,854	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 4.65%, due 11/25/36	1,831,115
2,953,894	WaMu Asset-Backed Certificates WaMu Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.79%, due 04/25/37	1,092,662

		5,559,857

	U.S. Government — 2.1%
40,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.34%, due 01/31/27	40,014,186
8,300,000	U.S. Treasury Notes, 3.88%, due 11/30/27 (h)	8,277,629

		48,291,815

	Total United States	53,851,672

	Uruguay — 0.8%
	Sovereign and Sovereign Agency Issuers — 0.8%
1,900,000	Oriental Republic of Uruguay, 5.25%, due 09/10/60	1,757,500

9	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†		Description	Value ($)
		Uruguay — continued
		Sovereign and Sovereign Agency Issuers — continued
UYU	622,600,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	14,651,614
	2,218,000	Uruguay Government International Bonds, 5.10%, due 06/18/50	2,074,628

		Total Uruguay	18,483,742

		Uzbekistan — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
	3,300,000	Jscb Agrobank, 144A, 9.25%, due 10/02/29	3,441,273
	5,200,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,454,112
	600,000	Republic of Uzbekistan International Bonds, 144A, 6.95%, due 05/25/32	602,064
	7,200,000	Uzbek Industrial & Construction Bank ATB, Reg S, 8.95%, due 07/24/29	7,477,200
	9,850,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	8,834,219

		Total Uzbekistan	24,808,868

		Venezuela — 3.8%
		Sovereign and Sovereign Agency Issuers — 3.8%
	101,165,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (d) (e)	8,396,695
	137,200,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (e)	19,619,600
	26,167,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (e)	3,770,141
	52,800,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (e)	8,580,000
	29,228,000	Venezuela Government International Bonds, Reg S, 7.75%, due 10/13/19 (e)	4,661,866
	13,200,000	Venezuela Government International Bonds, Reg S, 6.00%, due 12/09/20 (e)	1,940,400
	21,550,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (e)	4,148,375
	136,993,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (e)	23,699,789
	64,400,000	Venezuela Government International Bonds, Reg S, 11.95%, due 08/05/31 (e)	12,976,600

		Total Venezuela	87,793,466

		Vietnam — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	7,318,000	Vietnam Government International Bonds, Variable Rate, 6 mo. USD LIBOR + 0.81%, 6.88%, due 03/13/28	7,248,406

		Zambia — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	11,419,574	Zambia Government International Bonds, Reg S, Step Up, 5.75%, due 06/30/33	10,152,716

Par Value†		Description	Value ($)
		Zambia — continued
		Sovereign and Sovereign Agency Issuers — continued
	14,443,974	Zambia Government International Bonds, Reg S, 0.50%, due 12/31/53	9,022,970

		Total Zambia	19,175,686

		TOTAL DEBT OBLIGATIONS
		(COST $2,625,614,043)	2,245,573,240

		LOAN ASSIGNMENTS — 1.1%
		Chad — 0.1%
	1,988,133	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 10.52%, due 12/31/27 (a)	1,970,190

		Kenya — 0.0%
	491,667	Republic of Kenya Government Loan Agreement, Variable Rate, 12.58%, due 04/10/25 (a)	490,651

		Serbia — 0.5%
	12,400,000	Telekom Srbija AD Beograd, Variable Rate, 9.10%, due 06/13/29 (d)	12,798,822

		Turkey — 0.5%
	10,350,000	Meridiam Eastern Europe Investment S.à.r.l Loan Agreement, 8.85%, due 06/23/28 (a)	10,521,839

		TOTAL LOAN ASSIGNMENTS
		(COST $27,775,023)	25,781,502

		LOAN PARTICIPATIONS — 0.2%
		Angola — 0.2%
	3,514,286	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (d)	3,337,728

		Iraq — 0.0%
EUR	336,241	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (a)	312,236

		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (d) (e)	2

		Sudan — 0.0%
CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (d) (e)	589,746

See accompanying notes to the financial statements.	10

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value† / Shares		Description	Value ($)
		Sudan — continued
CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (d) (e)	256,912

		Total Sudan	846,658

		TOTAL LOAN PARTICIPATIONS (COST $24,239,779)	4,496,624

		INVESTMENT FUNDS — 0.5%
		Colombia — 0.5%
	9,300,000	Bona Fide Investment Holdings II LLC (a) (i) (j)	13,164,429

		TOTAL INVESTMENT FUNDS (COST $9,300,000)	13,164,429

		RIGHTS/WARRANTS — 1.4%
		Argentina — 1.0%
EUR	246,989,676	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (k)	23,948,387
JPY	1,723,445,000	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (a) (k)	200,239

		Total Argentina	24,148,626

		Ukraine — 0.4%
	10,646,000	Ukraine Government International Bonds GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (k)	8,769,642

		TOTAL RIGHTS/WARRANTS (COST $42,051,371)	32,918,268

		SHORT-TERM INVESTMENTS — 0.7%
		Money Market Funds — 0.1%
	1,594,904	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (l)	1,594,904

		Repurchase Agreements — 0.6%
	736,656	Morgan Stanley & Co. International PLC Repurchase Agreement, dated, 02/28/25 to be returned on demand at face value plus an effective yield of 4.15%, collateralized by Senegal Government International Bonds, 6.25%, due 05/23/33 and a market value of $721,923. (m)	736,656

Shares / Par Value†	Description	Value ($)
	Repurchase Agreements — continued
9,312,500	Nomura Securities International, Inc. Repurchase Agreement, dated, 02/28/25 to be returned on demand at face value plus an effective yield of 4.05%, collateralized by Egypt Government International Bonds, 6.59%, due 02/21/28 and a market value of $9,591,875. (m)	9,312,500
3,999,875	Nomura Securities International, Inc. Repurchase Agreement, dated, 02/28/25 maturing on 03/03/25 with a maturity value of $4,001,318 and an effective yield of 4.33%, collateralized by a U.S. Treasury Note with maturity date 11/15/26 and a market value of $4,079,872.	3,999,875

	Total Repurchase Agreements	14,049,031

	TOTAL SHORT-TERM INVESTMENTS (COST $15,643,935)	15,643,935

	TOTAL INVESTMENTS — 100.1% (Cost $2,744,624,151)	2,337,577,998
	SECURITIES SOLD SHORT — (0.4)%
	Sovereign and Sovereign Agency Issuers — (0.4)%
	Egypt — (0.4)%
(10,000,000)	Egypt Government International Bonds, 6.59%, due 02/21/28	(9,591,200)

	Senegal — (0.0)%
(900,000)	Senegal Government International Bonds, 6.25%, due 05/23/33	(709,317)

	TOTAL SOVEREIGN AND SOVEREIGN AGENCY ISSUERS (PROCEEDS $10,056,750)	(10,300,517)

	TOTAL SECURITIES SOLD SHORT — (0.4)%
	(PROCEEDS $(10,056,750))	(10,300,517)

	Other Assets and Liabilities (net) — 0.3%	7,263,692

	TOTAL NET ASSETS — 100.0%	$2,334,541,173

11	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.5%	$13,164,429
GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,683,056	0.0%	3,435
GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,281,833	0.0%	2,600
GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,890,814	0.0%	3,400
Russia Foreign Bonds—Eurobond, 144A, 5.10%, due 03/28/35	03/21/19	20,000,000	0.0%	10,000
Russia Foreign Bonds—Eurobond, Reg S, 5.10%, due 03/28/35	10/11/19	6,788,910	0.0%	3,200

				$13,187,064

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)	Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/13/2025	MSCI	EUR	933,000	USD	980,156	11,898	04/14/2025	MSCI	EUR	4,800,000	USD	4,980,985	(8,824)
04/10/2025	JPM	HKD	714,000,000	USD	91,890,709	17,747	04/14/2025	SSB	EUR	151,800,000	USD	156,913,869	(888,868)
04/10/2025	MSCI	USD	4,479,213	PEN	17,000,000	131,026	04/15/2025	BCLY	GBP	42,800,000	USD	51,981,884	(1,850,770)
04/14/2025	BCLY	USD	10,341,342	TRY	399,000,000	199,491	03/14/2025	SSB	JPY	3,557,100,000	USD	23,114,774	(541,610)
03/31/2025	MSCI	ZAR	76,700,000	USD	4,148,256	57,907	03/13/2025	DB	USD	2,126,885	EUR	2,025,200	(25,155)
04/02/2025	JPM	BRL	25,100,000	USD	4,236,573	(529)	05/19/2025	MSCI	USD	4,260,421	IDR	70,000,000,000	(44,384)

05/19/2025	MSCI	COP	112,940,000,000	USD	26,728,830	(193,705)							$(3,152,373)

04/14/2025	DB	EUR	6,500,000	USD	6,740,437	(16,597)

Reverse Repurchase Agreements(n)

Face Value		Description	Value ($)
USD	(3,149,019)	JP Morgan Securities PLC, 4.25%, dated 01/30/25, (Collateral: Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31), to be repurchased on demand at face value plus accrued interest.	(3,149,019)
USD	(882,112)	Morgan Stanley & Co. International PLC, 3.85%, dated 11/08/24, (Collateral: Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/30), to be repurchased on demand at face value plus accrued interest.	(882,112)
USD	(895,297)	Morgan Stanley & Co. International PLC, 3.60%, dated 11/14/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(895,297)
USD	(2,375,855)	Morgan Stanley & Co. International PLC, 3.75%, dated 01/14/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.10%, due 01/15/30), to be repurchased on demand at face value plus accrued interest.	(2,375,855)
USD	(4,167,082)	Morgan Stanley & Co. International PLC, 3.75%, dated 01/21/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36), to be repurchased on demand at face value plus accrued interest.	(4,167,082)
USD	(4,440,849)	Morgan Stanley & Co. International PLC, 3.85%, dated 01/24/25, (Collateral: Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42), to be repurchased on demand at face value plus accrued interest.	(4,440,849)
USD	(2,420,892)	Morgan Stanley & Co. International PLC, 3.75%, dated 01/30/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.10%, due 01/15/30), to be repurchased on demand at face value plus accrued interest.	(2,420,892)
USD	(4,090,629)	Morgan Stanley & Co. International PLC, 3.70%, dated 02/11/25, (Collateral: Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/35), to be repurchased on demand at face value plus accrued interest.	(4,090,629)

See accompanying notes to the financial statements.	12

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Reverse Repurchase Agreements(n) — continued

Face Value		Description	Value ($)
USD	(4,045,932)	Morgan Stanley & Co. International PLC, 3.75%, dated 02/13/25, (Collateral: Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47), to be repurchased on demand at face value plus accrued interest.	(4,045,932)
USD	(1,159,657)	Morgan Stanley & Co. International PLC, 3.60%, dated 02/13/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,159,657)
EUR	(499,596)	Morgan Stanley & Co. International PLC, 2.25%, dated 02/14/25, (Collateral: Albania Government International Bonds, 144A, 4.75%, due 02/14/35), to be repurchased on demand at face value plus accrued interest.	(518,376)
USD	(1,759,796)	Morgan Stanley & Co. International PLC, 3.60%, dated 02/19/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,759,796)
USD	(3,412,575)	Morgan Stanley & Co. International PLC, 3.00%, dated 02/28/25, (Collateral: Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36), to be repurchased on demand at face value plus accrued interest.	(3,412,575)
USD	(2,457,734)	Nomura International PLC, 4.00%, dated 10/02/24, (Collateral: Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47), to be repurchased on demand at face value plus accrued interest.	(2,457,734)
USD	(292,488)	Nomura International PLC, 3.75%, dated 10/17/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(292,488)
USD	(1,820,279)	Nomura International PLC, 4.00%, dated 01/23/25, (Collateral: Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47), to be repurchased on demand at face value plus accrued interest.	(1,820,279)
USD	(599,487)	Nomura International PLC, 3.50%, dated 01/29/25, (Collateral: AI Candelaria Spain SA, Reg S, 5.75%, due 06/15/33), to be repurchased on demand at face value plus accrued interest.	(599,487)
USD	(448,563)	Nomura International PLC, 3.80%, dated 01/29/25, (Collateral: Barbados Government International Bonds, Reg S, 6.50%, due 10/01/29), to be repurchased on demand at face value plus accrued interest.	(448,563)
USD	(396,222)	Nomura International PLC, 3.50%, dated 01/29/25, (Collateral: Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30), to be repurchased on demand at face value plus accrued interest.	(396,222)
USD	(401,401)	Nomura International PLC, 3.00%, dated 01/29/25, (Collateral: Suriname Government International Bonds, Reg S, Variable Rate, 9.00%, due 12/31/50), to be repurchased on demand at face value plus accrued interest.	(401,401)
USD	(7,957,784)	Nomura International PLC, 4.00%, dated 01/30/25, (Collateral: Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47), to be repurchased on demand at face value plus accrued interest.	(7,957,784)
USD	(796,266)	Nomura International PLC, 3.50%, dated 02/13/25, (Collateral: Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30), to be repurchased on demand at face value plus accrued interest.	(796,266)
USD	(763,630)	Nomura International PLC, 3.50%, dated 02/20/25, (Collateral: Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30), to be repurchased on demand at face value plus accrued interest.	(763,630)
EUR	(623,709)	Nomura International PLC, 2.20%, dated 02/26/25, (Collateral: Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35), to be repurchased on demand at face value plus accrued interest.	(647,495)

			$(49,899,420)

Average balance outstanding			$(33,568,318)
Average interest rate (net)			(4.42)%
Maximum balance outstanding			$(82,603,644)

13	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S42	USD 156,600,000	1.00%	1.57%	N/A	12/20/2029	Quarterly	$4,713,660	$3,740,078	$(973,582)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
Commonwealth of Bahamas	DB	EUR 6,618,453	1.00%	4.01%	N/A	06/20/2025	Quarterly	581,416	8,355	(573,061)
Republic of Brazil	MORD	USD 12,700,000	1.00%	0.84%	N/A	12/20/2026	Quarterly	(63,507)	(35,563)	27,944
Republic of Colombia	MSCI	USD 45,300,000	1.00%	0.83%	N/A	12/20/2026	Quarterly	(125,808)	(130,725)	(4,917)
Republic of South Africa Government International Bonds	JPM	USD 34,300,000	1.00%	0.89%	N/A	12/20/2026	Quarterly	(234,412)	(63,604)	170,808
Republic of Egypt	CITI	USD 2,300,000	1.00%	4.36%	N/A	12/20/2027	Quarterly	655,500	192,522	(462,978)
Republic of Egypt	JPM	USD 2,500,000	1.00%	4.36%	N/A	12/20/2027	Quarterly	690,000	209,263	(480,737)
Republic of Egypt	JPM	USD 2,500,000	1.00%	4.36%	N/A	12/20/2027	Quarterly	725,000	209,263	(515,737)
Kingdom of Bahrain	MORD	USD 5,400,000	1.00%	1.39%	N/A	06/20/2028	Quarterly	401,901	64,808	(337,093)
Republic of Turkey	MORD	USD 1,600,000	1.00%	2.02%	N/A	06/20/2028	Quarterly	350,661	49,361	(301,300)
Israel Government International Bonds	BOA	USD 9,500,000	1.00%	0.80%	N/A	12/20/2029	Quarterly	211,213	(82,100)	(293,313)
Israel Government International Bonds	JPM	USD 3,800,000	1.00%	0.80%	N/A	12/20/2029	Quarterly	76,240	(32,840)	(109,080)
Republic of South Africa Government International Bonds	MSCI	USD 21,500,000	1.00%	1.96%	N/A	12/20/2029	Quarterly	784,877	873,060	88,183
United States of Mexico	MORD	USD 29,400,000	1.00%	1.22%	N/A	12/20/2029	Quarterly	273,879	281,133	7,254
United States of Mexico	GS	USD 14,700,000	1.00%	1.55%	N/A	09/20/2031	Quarterly	1,940,881	456,259	(1,484,622)
Sell Protection^:
Commonwealth of Bahamas	DB	USD 8,813,161	1.00%	4.01%	8,813,161 USD	06/20/2025	Quarterly	(724,990)	(9,236)	715,754

See accompanying notes to the financial statements.	14

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Turkiye Government International Bonds	CITI	USD	10,000,000	1.00%	2.38%	USD	10,000,000	06/20/2029	Quarterly	(729,758)	(523,984)	205,774

										$4,813,093	$1,465,972	$(3,347,121)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

USD-SOFR-COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	1,005,758	850,677
BRL-CDI	15.00%	BRL	733,472,030	01/02/2029	At Maturity	359,944	422,701	62,757
2.68%	KRW-CD-KSDA-Bloomberg	KRW	18,467,000,000	03/19/2030	Quarterly	—	(86,996)	(86,996)
2.67%	KRW-CD-KSDA-Bloomberg	KRW	17,153,000,000	03/19/2030	Quarterly	—	(71,934)	(71,934)
2.70%	EURIBOR	EUR	32,100,000	03/20/2034	Semi-Annually	(1,056,709)	(1,051,562)	5,147
2.80%	THB-THOR	THB	930,000,000	03/20/2034	Quarterly	(86,159)	(1,772,200)	(1,686,041)
1.10%	JPY-TONA-OIS-COMPOUND	JPY	7,694,000,000	09/18/2034	Annually	(96,109)	524,666	620,775
USD-SOFR-COMPOUND	4.00%	USD	29,400,000	09/18/2034	Annually	391,697	524,947	133,250
ZAR-JIBAR-SAFEX	9.15%	ZAR	257,800,000	03/20/2039	Quarterly	117,720	(173,350)	(291,070)
2.40%	EURIBOR	EUR	27,000,000	03/20/2054	Semi-Annually	(868,269)	(880,274)	(12,005)
3.70%	GBP-SONIA-COMPOUND	GBP	25,000,000	03/20/2054	Annually	(741,386)	2,687,635	3,429,021

						$(1,824,190)	$1,129,391	$2,953,581

15	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security is backed by U.S. Treasury Bonds.

(c)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	Security is in default.

(f)	Security is backed by the United States International Development Finance Corporation.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(i)	Affiliated company (Note 10).

(j)

Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals. Share amount represents the Fund’s invested capital.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of February 28, 2025.

(m)	The repurchase agreement has an open maturity date and can be closed by either party on demand.
(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	16

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 71.4%
	Corporate Debt — 26.8%
	Canada — 1.2%
450,000	Air Canada, 144A, 3.88%, due 08/15/26	440,488
450,000	Cascades, Inc./Cascades USA, Inc., 144A, 5.38%, due 01/15/28	440,779
415,000	Enerflex Ltd., 144A, 9.00%, due 10/15/27	431,622
350,000	Sagicor Financial Co. Ltd., 144A, 5.30%, due 05/13/28	344,050

	Total Canada	1,656,939

	Finland — 0.4%
450,000	Amer Sports Co., 144A, 6.75%, due 02/16/31	462,084

	Italy — 0.3%
450,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	458,740

	Japan — 0.3%
350,000	Rakuten Group, Inc., 144A, 11.25%, due 02/15/27	383,656

	United Kingdom — 1.1%
400,000	Harbour Energy PLC, 144A, 5.50%, due 10/15/26	399,706
400,000	Jaguar Land Rover Automotive PLC, 144A, 4.50%, due 10/01/27	387,189
300,000	Rolls-Royce PLC, 144A, 3.63%, due 10/14/25	295,383
450,000	Vmed O2 U.K. Financing I PLC, 144A, 4.75%, due 07/15/31	394,457

	Total United Kingdom	1,476,735

	United States — 23.5%
400,000	Adtalem Global Education, Inc., 144A, 5.50%, due 03/01/28	396,920
450,000	AECOM, 5.13%, due 03/15/27	449,310
100,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A, 4.63%, due 01/15/27	98,511
450,000	Allegiant Travel Co., 144A, 7.25%, due 08/15/27	454,624
350,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 144A, 8.63%, due 06/15/29	371,209
500,000	Allison Transmission, Inc., 144A, 3.75%, due 01/30/31	449,484
375,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.50%, due 04/20/26	374,609
400,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 6.63%, due 02/01/32	408,638
450,000	ASGN, Inc., 144A, 4.63%, due 05/15/28	431,490
150,000	Ball Corp., 6.00%, due 06/15/29	152,516
450,000	Block, Inc., 144A, 6.50%, due 05/15/32	459,160

Par Value†	Description	Value ($)
	Corporate Debt — continued
	United States — continued
350,000	Brandywine Operating Partnership LP, 8.88%, due 04/12/29	375,070
350,000	Bread Financial Holdings, Inc., 144A, 9.75%, due 03/15/29	376,413
350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	332,411
400,000	Carnival Corp., 144A, 7.63%, due 03/01/26	400,678
400,000	Carpenter Technology Corp., 6.38%, due 07/15/28	401,301
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 144A, 4.25%, due 01/15/34	419,135
450,000	Clearway Energy Operating LLC, 144A, 4.75%, due 03/15/28	437,068
450,000	CNX Resources Corp., 144A, 6.00%, due 01/15/29	446,553
450,000	Cogent Communications Group LLC, 144A, 3.50%, due 05/01/26	439,467
400,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 02/01/26	396,955
350,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A, 8.63%, due 03/15/29	366,899
450,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A, 5.88%, due 08/15/27	442,923
500,000	DT Midstream, Inc., 144A, 4.13%, due 06/15/29	474,022
400,000	Dycom Industries, Inc., 144A, 4.50%, due 04/15/29	379,224
200,000	Encore Capital Group, Inc., 144A, 8.50%, due 05/15/30	210,467
400,000	EQM Midstream Partners LP, 144A, 7.50%, due 06/01/30	435,007
350,000	Esab Corp., 144A, 6.25%, due 04/15/29	355,604
450,000	Fair Isaac Corp., 144A, 5.25%, due 05/15/26	450,480
450,000	Fluor Corp., 4.25%, due 09/15/28	430,674
450,000	Fortress Transportation & Infrastructure Investors LLC, 144A, 5.50%, due 05/01/28	443,915
250,000	Gartner, Inc., 144A, 3.63%, due 06/15/29	235,166
350,000	GFL Environmental, Inc., 144A, 6.75%, due 01/15/31	362,964
500,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 144A, 3.50%, due 03/01/29	463,404
150,000	Hess Midstream Operations LP, 144A, 4.25%, due 02/15/30	141,503
400,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	375,051
500,000	Howard Hughes Corp., 144A, 4.13%, due 02/01/29	459,008
150,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	141,190
475,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	445,407
450,000	Lamar Media Corp., 4.00%, due 02/15/30	418,295
400,000	Live Nation Entertainment, Inc., 144A, 6.50%, due 05/15/27	406,486

17	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Corporate Debt — continued
	United States — continued
450,000	Match Group Holdings II LLC, 144A, 4.63%, due 06/01/28	435,796
450,000	Moog, Inc., 144A, 4.25%, due 12/15/27	433,240
400,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	376,019
425,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	380,122
450,000	NCL Corp. Ltd., 144A, 5.88%, due 02/15/27	451,126
450,000	Newell Brands, Inc., 7.00%, due 04/01/46	406,808
400,000	Newmark Group, Inc., 7.50%, due 01/12/29	424,568
450,000	News Corp., 144A, 3.88%, due 05/15/29	425,531
450,000	Nordstrom, Inc., 4.38%, due 04/01/30	412,935
400,000	Novelis Corp., 144A, 4.75%, due 01/30/30	377,019
500,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	446,222
400,000	OneMain Finance Corp., 3.50%, due 01/15/27	385,927
350,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 7.38%, due 02/15/31	367,680
450,000	Patrick Industries, Inc., 144A, 6.38%, due 11/01/32	447,254
400,000	Phinia, Inc., 144A, 6.75%, due 04/15/29	409,773
200,000	Range Resources Corp., 144A, 4.75%, due 02/15/30	190,894
500,000	ROBLOX Corp., 144A, 3.88%, due 05/01/30	460,033
400,000	Royal Caribbean Cruises Ltd., 144A, 4.25%, due 07/01/26	394,932
150,000	SBA Communications Corp., 3.88%, due 02/15/27	146,067
400,000	Seagate HDD Cayman, 5.75%, due 12/01/34	393,210
350,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 144A, 6.75%, due 08/15/32	356,675
200,000	Silgan Holdings, Inc., 4.13%, due 02/01/28	192,891
300,000	SLM Corp., 3.13%, due 11/02/26	288,943
450,000	Somnigroup International, Inc., 144A, 4.00%, due 04/15/29	419,478
350,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	374,225
500,000	TEGNA, Inc., 4.63%, due 03/15/28	477,741
350,000	TransDigm, Inc., 144A, 6.63%, due 03/01/32	356,644
400,000	TTM Technologies, Inc., 144A, 4.00%, due 03/01/29	374,719
500,000	Twilio, Inc., 3.63%, due 03/15/29	466,515
350,000	U.S. Cellular Corp., 6.70%, due 12/15/33	378,128
500,000	U.S. Foods, Inc., 144A, 4.63%, due 06/01/30	477,046
450,000	United Airlines, Inc., 144A, 4.38%, due 04/15/26	444,309
350,000	United Rentals North America, Inc., 3.75%, due 01/15/32	313,013

Par Value† / Shares		Description	Value ($)
		Corporate Debt — continued
		United States — continued
	450,000	Vertiv Group Corp., 144A, 4.13%, due 11/15/28	432,615
	450,000	VF Corp., 2.95%, due 04/23/30	392,643
	400,000	Viper Energy, Inc., 144A, 7.38%, due 11/01/31	419,386
	450,000	Vistra Operations Co. LLC, 144A, 7.75%, due 10/15/31	475,132
	300,000	Waste Management, Inc., 144A, 3.88%, due 01/15/29	292,370
	450,000	WESCO Distribution, Inc., 144A, 6.63%, due 03/15/32	459,571
	400,000	Western Digital Corp., 4.75%, due 02/15/26	395,767
	450,000	Wyndham Hotels & Resorts, Inc., 144A, 4.38%, due 08/15/28	433,418

		Total United States	31,495,596

		Total Corporate Debt	35,933,750

		U.S. Government — 44.6%
	1,845,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.48%, due 01/31/26	1,848,623
	20,793,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.39%, due 04/30/26	20,821,806
	16,230,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.42%, due 07/31/26	16,259,577
	20,965,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.45%, due 10/31/26 (a)	21,011,057

		Total U.S. Government	59,941,063

		TOTAL DEBT OBLIGATIONS (COST $95,398,067)	95,874,813

		SHORT-TERM INVESTMENTS — 28.4%
		Money Market Funds — 3.2%
	4,298,460	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (b)	4,298,460

		Repurchase Agreements — 3.0%
	3,999,875	Nomura Securities International, Inc. Repurchase Agreement, dated 02/28/25, maturing on 03/03/25 with a maturity value of $4,001,318 and an effective yield of 4.33%, collateralized by a U.S. Treasury Note with maturity date 11/15/26 and a market value of $4,079,872.	3,999,875

		Sovereign and Sovereign Agency Issuers — 22.2%
JPY	1,010,000,000	Japan Treasury Discount Bills, Zero Coupon, due 03/31/25	6,707,555

See accompanying notes to the financial statements.	18

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†		Description	Value ($)
		Sovereign and Sovereign Agency Issuers — continued
JPY	3,470,000,000	Japan Treasury Discount Bills, Zero Coupon, due 04/07/25	23,043,310

		Total Sovereign and Sovereign Agency Issuers	29,750,865

		TOTAL SHORT-TERM INVESTMENTS (COST $36,989,103)	38,049,200

		TOTAL INVESTMENTS — 99.8% (Cost $132,387,170)	133,924,013
		Other Assets and Liabilities (net) — 0.2%	257,913

		TOTAL NET ASSETS — 100.0%	$134,181,926

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
04/07/2025	BBH	JPY 1,720,000,000	USD	11,074,247	(396,083)
03/31/2025	SSB	JPY 1,010,000,000	USD	6,532,018	(198,087)
04/07/2025	SSB	JPY 1,750,000,000	USD	11,330,520	(339,874)

					$(934,044)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
23	U.S. Treasury Note 10 Yr. (CBT)	June 2025	2,555,156	12,368
42	U.S. Treasury Note 2 Yr. (CBT)	June 2025	8,692,688	27,186
66	U.S. Treasury Note 5 Yr. (CBT)	June 2025	7,123,875	34,471

			$18,371,719	$74,025

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

19	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps - Puts
CDX.NA.HY.S43	GS	1.08%	03/19/25	USD	(13,335,000)	Fixed Spread	Pay	(58,525)
CDX.NA.HY.S43	GS	1.07%	04/16/25	USD	(13,335,000)	Fixed Spread	Pay	(82,207)

Total Written Options On Credit Default Swaps - Puts								(140,732)

TOTAL WRITTEN OPTIONS (Premiums $115,748)								$(140,732)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HY.43.V1	USD 11,817,000	5.00%	3.09%	11,817,000 USD	12/20/2029	Quarterly	$976,426	$901,176	$(75,250)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD 65,470,000	03/20/2025	Quarterly	$3,383	$1,208,723	$1,205,340

See accompanying notes to the financial statements.	20

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

21	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 47.5%
	Canada — 0.5%
	Corporate Debt — 0.5%
150,000	CI Financial Corp., 3.20%, due 12/17/30	130,794
150,000	TransCanada PipeLines Ltd., 4.25%, due 05/15/28	147,976
150,000	TransCanada PipeLines Ltd., 4.10%, due 04/15/30	144,242

	Total Canada	423,012

	China — 0.5%
	Corporate Debt — 0.5%
200,000	Alibaba Group Holding Ltd., 2.70%, due 02/09/41	142,641
200,000	Alibaba Group Holding Ltd., 3.15%, due 02/09/51	136,168
250,000	Alibaba Group Holding Ltd., 3.25%, due 02/09/61	163,751

	Total China	442,560

	Finland — 0.2%
	Corporate Debt — 0.2%
150,000	Nokia OYJ, 4.38%, due 06/12/27	148,288

	United Kingdom — 0.5%
	Corporate Debt — 0.5%
100,000	BAT Capital Corp., 7.08%, due 08/02/43	110,779
100,000	BAT Capital Corp., 4.54%, due 08/15/47	81,752
150,000	BAT Capital Corp., 7.08%, due 08/02/53	169,407

	Total United Kingdom	361,938

	United States — 45.8%
	Corporate Debt — 20.4%
150,000	3M Co., 2.25%, due 09/19/26	145,137
150,000	3M Co., 2.88%, due 10/15/27	144,490
150,000	3M Co., 2.38%, due 08/26/29	136,903
100,000	Altria Group, Inc., 6.88%, due 11/01/33	110,766
100,000	Altria Group, Inc., 5.80%, due 02/14/39	101,461
200,000	Altria Group, Inc., 3.40%, due 02/04/41	148,918
150,000	Apple, Inc., 3.45%, due 02/09/45	118,262
150,000	Apple, Inc., 4.38%, due 05/13/45	135,615
150,000	Apple, Inc., 4.65%, due 02/23/46	141,019
150,000	AppLovin Corp., 5.13%, due 12/01/29	151,411
150,000	AppLovin Corp., 5.50%, due 12/01/34	152,365
150,000	AppLovin Corp., 5.95%, due 12/01/54	153,057
150,000	Bank of New York Mellon Corp., Variable Rate, 3.44%, due 02/07/28	147,076
150,000	Bank of New York Mellon Corp., Variable Rate, 5.83%, due 10/25/33	158,641
150,000	Bank of New York Mellon Corp., Variable Rate, 6.47%, due 10/25/34	165,175
150,000	Blackrock, Inc., 3.20%, due 03/15/27	147,102
150,000	Blackrock, Inc., 2.40%, due 04/30/30	135,683
200,000	Blackrock, Inc., 1.90%, due 01/28/31	172,638

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
150,000	Boeing Co., 3.90%, due 05/01/49	108,695
150,000	Brighthouse Financial, Inc., 4.70%, due 06/22/47	120,833
150,000	Bristol-Myers Squibb Co., 3.25%, due 02/27/27	147,243
150,000	Bristol-Myers Squibb Co., 5.50%, due 02/22/44	151,758
150,000	Bristol-Myers Squibb Co., 6.25%, due 11/15/53	164,816
150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	145,498
150,000	Capital One Financial Corp., Variable Rate, 5.82%, due 02/01/34	153,450
150,000	CH Robinson Worldwide, Inc., 4.20%, due 04/15/28	147,724
100,000	Citizens Financial Group, Inc., Variable Rate, 5.84%, due 01/23/30	102,737
150,000	Citizens Financial Group, Inc., Variable Rate, 5.72%, due 07/23/32	153,343
100,000	Citizens Financial Group, Inc., Variable Rate, 6.65%, due 04/25/35	107,664
150,000	Columbia Pipeline Group, Inc., 5.80%, due 06/01/45	148,381
150,000	Constellation Energy Generation LLC, 5.80%, due 03/01/33	155,593
150,000	Constellation Energy Generation LLC, 6.13%, due 01/15/34	158,642
100,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	107,555
150,000	Corning, Inc., 5.35%, due 11/15/48	144,877
200,000	Corning, Inc., 4.38%, due 11/15/57	162,607
100,000	Cummins, Inc., 5.45%, due 02/20/54	100,716
100,000	Delta Air Lines, Inc., 3.75%, due 10/28/29	94,092
100,000	Discover Financial Services, Variable Rate, 7.96%, due 11/02/34	115,752
200,000	Discovery Communications LLC, 5.20%, due 09/20/47	165,293
150,000	Enbridge Energy Partners LP, 7.38%, due 10/15/45	174,227
100,000	Entergy Louisiana LLC, 5.35%, due 03/15/34	101,810
100,000	Entergy Louisiana LLC, 5.15%, due 09/15/34	100,008
150,000	Expand Energy Corp., 5.38%, due 02/01/29	149,688
150,000	Expand Energy Corp., 5.38%, due 03/15/30	149,105
150,000	Expand Energy Corp., 4.75%, due 02/01/32	142,209
150,000	Fiserv, Inc., 5.45%, due 03/15/34	152,637
100,000	Fox Corp., 6.50%, due 10/13/33	107,331
100,000	Fox Corp., 5.48%, due 01/25/39	97,080
150,000	Fox Corp., 5.58%, due 01/25/49	143,014
300,000	FS KKR Capital Corp., 3.13%, due 10/12/28	275,241
150,000	FS KKR Capital Corp., 6.13%, due 01/15/30	151,231
250,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	238,413
150,000	Gilead Sciences, Inc., 2.95%, due 03/01/27	145,895

See accompanying notes to the financial statements.	22

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
150,000	Goldman Sachs Bank USA, Variable Rate, 5.28%, due 03/18/27	151,048
100,000	Goldman Sachs Group, Inc., Variable Rate, 3.62%, due 03/15/28	97,999
150,000	Goldman Sachs Group, Inc., Variable Rate, 4.22%, due 05/01/29	147,902
150,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	141,190
150,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	157,407
150,000	JPMorgan Chase & Co., Variable Rate, 4.91%, due 07/25/33	149,455
150,000	Kinder Morgan, Inc., 5.20%, due 06/01/33	149,072
150,000	Kinder Morgan, Inc., 5.55%, due 06/01/45	143,889
150,000	Kinder Morgan, Inc., 5.05%, due 02/15/46	134,438
150,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	143,882
150,000	Kyndryl Holdings, Inc., 3.15%, due 10/15/31	132,914
150,000	Kyndryl Holdings, Inc., 6.35%, due 02/20/34	158,727
150,000	Lennox International, Inc., 5.50%, due 09/15/28	154,021
150,000	Lowe’s Cos., Inc., 5.85%, due 04/01/63	152,063
100,000	M&T Bank Corp., Variable Rate, 4.55%, due 08/16/28	99,761
150,000	M&T Bank Corp., Variable Rate, 7.41%, due 10/30/29	162,350
100,000	M&T Bank Corp., Variable Rate, 5.05%, due 01/27/34	97,881
150,000	Marvell Technology, Inc., 5.95%, due 09/15/33	157,997
150,000	MasTec, Inc., 5.90%, due 06/15/29	153,930
250,000	Meta Platforms, Inc., 4.65%, due 08/15/62	218,890
150,000	Morgan Stanley, Variable Rate, 1.59%, due 05/04/27	144,829
150,000	Morgan Stanley, Variable Rate, 3.77%, due 01/24/29	146,414
150,000	Morgan Stanley, Variable Rate, 4.43%, due 01/23/30	148,059
100,000	Netflix, Inc., 4.38%, due 11/15/26	100,213
100,000	Netflix, Inc., 4.88%, due 04/15/28	101,322
100,000	Netflix, Inc., 6.38%, due 05/15/29	107,054
150,000	Northern Trust Corp., 1.95%, due 05/01/30	132,188
200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	180,952
150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	128,703
150,000	ONEOK, Inc., 6.63%, due 09/01/53	161,520
150,000	Oracle Corp., 2.65%, due 07/15/26	146,282
150,000	Oracle Corp., 6.90%, due 11/09/52	170,594
150,000	Oracle Corp., 5.50%, due 09/27/64	139,716
100,000	Philip Morris International, Inc., 2.75%, due 02/25/26	98,332
150,000	Philip Morris International, Inc., 0.88%, due 05/01/26	144,036

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
150,000	Philip Morris International, Inc., 4.75%,
	due 02/12/27	150,949
150,000	Pilgrim’s Pride Corp., 4.25%, due 04/15/31	141,221
150,000	Pilgrim’s Pride Corp., 3.50%, due 03/01/32	132,605
100,000	Pilgrim’s Pride Corp., 6.88%, due 05/15/34	108,634
150,000	PNC Financial Services Group, Inc., Variable Rate, 6.88%, due 10/20/34	166,625
150,000	Regions Financial Corp., Variable Rate, 5.50%, due 09/06/35	149,605
150,000	RTX Corp., 3.50%, due 03/15/27	147,190
150,000	RTX Corp., 4.45%, due 11/16/38	137,945
150,000	RTX Corp., 4.88%, due 10/15/40	141,988
250,000	Sabra Health Care LP, 3.20%, due 12/01/31	219,885
150,000	Santander Holdings USA, Inc., Variable Rate, 6.34%, due 05/31/35	155,940
50,000	Simon Property Group LP, 5.85%, due 03/08/53	52,077
100,000	Synchrony Financial, 5.15%, due 03/19/29	99,671
150,000	Synovus Financial Corp., Variable Rate,
	6.17%, due 11/01/30	153,118
150,000	Tapestry, Inc., 5.10%, due 03/11/30	150,555
150,000	Tapestry, Inc., 5.50%, due 03/11/35	149,788
150,000	Targa Resources Corp., 6.13%, due 03/15/33	157,213
150,000	Targa Resources Corp., 6.50%, due 02/15/53	159,802
100,000	Targa Resources Partners LP/Targa
	Resources Partners Finance Corp., 4.88%, due 02/01/31	98,172
100,000	TC PipeLines LP, 3.90%, due 05/25/27	98,392
150,000	Ventas Realty LP, 4.40%, due 01/15/29	148,144
100,000	Ventas Realty LP, 3.00%, due 01/15/30	92,176
100,000	Ventas Realty LP, 5.63%, due 07/01/34	102,912
100,000	VeriSign, Inc., 2.70%, due 06/15/31	87,360
100,000	VMware LLC, 1.40%, due 08/15/26	95,426
150,000	VMware LLC, 3.90%, due 08/21/27	147,282
150,000	Walmart, Inc., 3.95%, due 06/28/38	137,698
200,000	Walmart, Inc., 2.50%, due 09/22/41	143,148
150,000	Walmart, Inc., 4.05%, due 06/29/48	127,163
200,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52	154,369
200,000	Warnermedia Holdings, Inc., 5.39%, due 03/15/62	153,670
150,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	154,128

		16,820,758

	U.S. Government — 3.5%
1,100,000	U.S. Treasury Floating Rate Notes,
	Variable Rate, 3 mo. Treasury money
	market yield + 0.25%, 4.48%, due 01/31/26 (a)	1,102,160

23	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value† / Shares	Description	Value ($)
	United States — continued
	U.S. Government — continued
500,000	U.S. Treasury Floating Rate Notes,
	Variable Rate, 3 mo. Treasury money
	market yield + 0.15%, 4.39%, due
	04/30/26 (a)	500,693
1,250,000	U.S. Treasury Floating Rate Notes,
	Variable Rate, 3 mo. Treasury money
	market yield + 0.18%, 4.42%, due 07/31/26 (a)	1,252,278

		2,855,131

	U.S. Government Agency — 21.9%
5,100,000	Government National Mortgage Association, TBA, 3.50%, due 03/20/55	4,679,153
10,700,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 03/01/55	9,319,867
4,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 03/01/55	4,004,987

		18,004,007

	Total United States	37,679,896

	TOTAL DEBT OBLIGATIONS (COST $38,473,349)	39,055,694

	MUTUAL FUNDS — 22.8%
	United States — 22.8%
	Affiliated Issuers — 22.8%
196,141	GMO Emerging Country Debt Fund, Class VI	4,020,885
602,517	GMO Opportunistic Income Fund, Class VI	14,731,536

	TOTAL MUTUAL FUNDS (COST $21,061,149)	18,752,421

Shares / Par Value†		Description	Value ($)
		COMMON STOCKS — 16.8%
		United States — 16.8%
	65,000	Amazon.com, Inc.*	13,798,200

		TOTAL COMMON STOCKS (COST $10,097,100)	13,798,200

		SHORT-TERM INVESTMENTS — 33.6%
		Repurchase Agreements — 21.9%
	17,999,938	Nomura Securities International, Inc. Repurchase Agreement, dated, 02/28/25 maturing on 03/03/25 with a maturity value of $18,006,433 and an effective yield of 4.33%, collateralized by a U.S. Treasury Note with maturity date 11/15/26 and a market value of $18,359,937.	17,999,938

		Sovereign and Sovereign Agency Issuers — 11.7%
JPY	1,455,000,000	Japan Treasury Discount Bills, Zero
		Coupon, due 04/14/25	9,661,663

		TOTAL SHORT-TERM INVESTMENTS (COST $27,216,875)	27,661,601

		TOTAL INVESTMENTS — 120.7% (Cost $96,848,473)	99,267,916
		Other Assets and Liabilities (net) — (20.7%)	(17,022,286)

		TOTAL NET ASSETS — 100.0%	$82,245,630

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)	Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
05/12/2025	SSB	AUD	650,000	USD	408,440	4,913	04/15/2025	JPM	MXN	800,000	USD	39,177	488
03/14/2025	BBH	CAD	790,000	USD	557,471	11,166	04/15/2025	MSCI	MXN	800,000	USD	38,970	282
05/19/2025	JPM	CLP	209,728,500	USD	220,558	2,339	05/14/2025	BOA	NZD	470,000	USD	263,640	242
04/15/2025	SSB	GBP	270,000	USD	339,975	376	05/14/2025	BCLY	NZD	320,000	USD	184,218	4,883
05/19/2025	CITI	HUF	10,000,000	USD	26,100	458	05/14/2025	SSB	NZD	3,610,000	USD	2,032,249	9,122
05/19/2025	DB	IDR	800,000,000	USD	48,859	676	05/20/2025	SSB	PLN	750,000	USD	187,878	3,010
03/28/2025	BCLY	INR	23,000,000	USD	264,664	2,198	04/28/2025	GS	RON	1,031,041	USD	215,465	964
03/28/2025	MSCI	INR	4,000,000	USD	45,787	141	03/12/2025	DB	SEK	2,400,000	USD	223,940	929
03/28/2025	SSB	INR	4,000,000	USD	45,862	216	04/21/2025	GS	TWD	9,645,600	USD	293,518	348
05/19/2025	BCLY	KRW	134,221,675	USD	92,840	648	04/02/2025	JPM	USD	365,201	BRL	2,163,667	46
04/15/2025	BBH	MXN	1,600,000	USD	78,121	745	05/19/2025	MSCI	USD	321,863	COP	1,360,000,000	2,333
04/15/2025	CITI	MXN	600,000	USD	29,092	76	04/15/2025	CITI	USD	388,556	GBP	320,000	13,931

See accompanying notes to the financial statements.	24

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Forward Currency Contracts — continued

						Net Unrealized							Net Unrealized
Settlement	Counter-	Currency		Currency		Appreciation	Settlement	Counter-	Currency		Currency		Appreciation
Date	party	Sold		Purchased		(Depreciation)($)	Date	party	Sold		Purchased		(Depreciation)($)
03/14/2025	SSB	USD	2,143,772	JPY	329,902,084	50,231	04/28/2025	DB	RON	300,000	USD	62,233	(181)
04/15/2025	MSCI	USD	303,886	MXN	6,419,101	6,545	04/24/2025	BOA	SGD	170,000	USD	125,899	(199)
04/15/2025	BCLY	USD	2,336,974	NOK	26,785,429	41,311	05/12/2025	SSB	USD	248,525	AUD	390,000	(6,409)
04/15/2025	CITI	USD	218,088	NOK	2,500,000	3,888	04/02/2025	GS	USD	25,416	BRL	150,000	(95)
04/10/2025	MSCI	USD	389,955	PEN	1,480,000	11,407	03/14/2025	MSCI	USD	871,568	CAD	1,247,182	(9,108)
03/12/2025	MSCI	USD	953,372	SEK	10,402,650	13,255	05/19/2025	CITI	USD	148,392	CLP	140,000,000	(2,725)
04/14/2025	BCLY	USD	73,867	TRY	2,850,000	1,425	05/19/2025	GS	USD	189,997	CLP	180,000,000	(2,710)
04/15/2025	MSCI	CHF	1,813,976	USD	2,000,673	(18,097)	05/19/2025	GS	USD	77,247	COP	320,000,000	(965)
04/15/2025	SSB	CHF	80,000	USD	88,545	(487)	04/15/2025	GS	USD	25,187	CZK	600,000	(356)
04/15/2025	CITI	CZK	800,000	USD	33,001	(106)	04/15/2025	CITI	USD	365,356	GBP	290,000	(602)
04/15/2025	DB	CZK	1,800,000	USD	73,626	(865)	04/15/2025	SSB	USD	265,732	GBP	210,000	(1,600)
04/15/2025	MSCI	CZK	5,400,000	USD	219,286	(4,186)	05/19/2025	MSCI	USD	102,328	HUF	39,769,900	(350)
05/14/2025	SSB	EUR	1,620,000	USD	1,684,822	(1,997)	05/19/2025	SSB	USD	25,896	HUF	10,000,000	(254)
04/15/2025	CITI	GBP	120,000	USD	150,207	(726)	05/19/2025	MSCI	USD	127,450	IDR 2,094,041,000		(1,328)
04/15/2025	GS	GBP	160,000	USD	200,471	(773)	05/12/2025	DB	USD	172,192	ILS	613,797	(1,883)
04/15/2025	MSCI	GBP	100,000	USD	124,085	(1,692)	05/12/2025	GS	USD	70,216	ILS	250,000	(849)
04/15/2025	SSB	GBP	100,000	USD	122,625	(3,153)	05/19/2025	SSB	USD	83,899	KRW	120,000,000	(1,476)
03/28/2025	SSB	INR	1,000,000	USD	11,390	(21)	05/14/2025	BBH	USD	360,308	NZD	630,000	(7,242)
04/14/2025	BBH	JPY	1,455,000,000	USD	9,273,488	(437,297)	05/20/2025	CITI	USD	37,859	PLN	150,000	(885)
04/15/2025	CITI	MXN	1,000,000	USD	48,153	(208)	03/12/2025	BOA	USD	225,670	SEK	2,400,000	(2,659)
04/15/2025	MSCI	MXN	1,400,000	USD	67,586	(118)	05/20/2025	MSCI	USD	214,030	THB	7,177,700	(2,893)
04/15/2025	SSB	MXN	600,000	USD	28,839	(177)	04/21/2025	SSB	USD	82,159	TWD	2,700,000	(95)

04/10/2025	GS	PEN	160,000	USD	42,812	(579)							$(326,968)

05/19/2025	GS	PHP	7,500,000	USD	128,864	(214)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
24	U.S. Long Bond (CBT)	June 2025	2,834,250	74,196
41	U.S. Treasury Note 10 Yr. (CBT)	June 2025	4,554,844	22,048
77	U.S. Treasury Note 2 Yr. (CBT)	June 2025	15,936,594	53,824
97	U.S. Treasury Note 5 Yr. (CBT)	June 2025	10,469,937	51,917
29	U.S. Ultra Bond (CBT)	June 2025	3,599,625	83,332

			$37,395,250	$285,317

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
7	U.S. Treasury Ultra 10 Yr. (CBT)	June 2025	$799,750	$(4,217)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

25	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.IG.S43	USD	4,000,000	1.00%	0.50%	N/A	12/20/2029	Quarterly	$(91,226)	$(88,084)	$3,142

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.77%	3 Month AUD BBSW	AUD	16,000,000	03/19/2027	Quarterly	(21,558)	(10,660)	10,898
3.72%	3 Month AUD BBSW	AUD	1,500,000	03/19/2027	Quarterly	119	(127)	(246)
CAD-CORRA-OIS-COMPOUND	2.50%	CAD	2,500,000	03/19/2027	Annually	—	2,132	2,132
CAD-CORRA-OIS-COMPOUND	2.66%	CAD	7,500,000	03/19/2027	Annually	488	22,226	21,738
2.66%	CAD-CORRA-OIS-COMPOUND	CAD	2,000,000	03/19/2027	Annually	—	(6,048)	(6,048)
CHF-SARON-OIS-COMPOUND	0.07%	CHF	10,000,000	03/19/2027	Annually	—	(7,607)	(7,607)
CHF-SARON-OIS-COMPOUND	0.10%	CHF	1,000,000	03/19/2027	Annually	243	(198)	(441)
CHF-SARON-OIS-COMPOUND	0.20%	CHF	1,000,000	03/19/2027	Annually	—	2,116	2,116
EUR-EuroSTR-COMPOUND	1.76%	EUR	2,000,000	03/19/2027	Annually	433	(6,754)	(7,187)
EUR-EuroSTR-COMPOUND	1.89%	EUR	1,000,000	03/19/2027	Annually	—	(654)	(654)
EUR-EuroSTR-COMPOUND	2.10%	EUR	1,000,000	03/19/2027	Annually	1,804	3,599	1,795
3.96%	GBP-SONIA-COMPOUND	GBP	1,500,000	03/19/2027	Annually	841	1,367	526
4.17%	GBP-SONIA-COMPOUND	GBP	1,000,000	03/19/2027	Annually	—	(4,032)	(4,032)
4.08%	GBP-SONIA-COMPOUND	GBP	500,000	03/19/2027	Annually	(321)	(975)	(654)
4.08%	GBP-SONIA-COMPOUND	GBP	500,000	03/19/2027	Annually	—	(981)	(981)
4.01%	GBP-SONIA-COMPOUND	GBP	500,000	03/19/2027	Annually	—	(100)	(100)
3.48%	3 Month NZD Bank Bill Rate	NZD	7,000,000	03/19/2027	Quarterly	946	(4,211)	(5,157)
3 Month NZD Bank Bill Rate	3.52%	NZD	3,000,000	03/19/2027	Quarterly	—	2,948	2,948
3 Month SEK STIBOR	2.11%	SEK	20,000,000	03/19/2027	Quarterly	—	(4,422)	(4,422)
3 Month SEK STIBOR	2.26%	SEK	10,000,000	03/19/2027	Quarterly	1,545	481	(1,064)
USD-SOFR-COMPOUND	3.81%	USD	1,500,000	03/19/2027	Annually	(389)	(302)	87
USD-SOFR-COMPOUND	3.81%	USD	1,000,000	03/19/2027	Annually	—	(144)	(144)
BRL-CDI	14.0%	BRL	5,119,059	01/02/2029	At Maturity	673	(26,767)	(27,440)

See accompanying notes to the financial statements.	26

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
MXN-TIIE ON-OIS COMPOUND	8.62%	MXN	6,000,000	03/13/2030	Monthly	836	4,430	3,594
MXN-TIIE ON-OIS COMPOUND	9.13%	MXN	3,900,000	03/13/2030	Monthly	—	6,872	6,872
1.52%	CNY-CNREPOFIX=CFXS-Reuters	CNY	5,500,000	03/19/2030	Quarterly	1,275	4,107	2,832
1.38%	CNY-CNREPOFIX=CFXS-Reuters	CNY	450,000	03/19/2030	Quarterly	—	775	775
COP-IBR-OIS-COMPOUND	8.48%	COP	500,000,000	03/19/2030	Quarterly	—	719	719
COP-IBR-OIS-COMPOUND	8.63%	COP	900,000,000	03/19/2030	Quarterly	—	2,617	2,617
CZK-PRIBOR-PRBO	3.52%	CZK	5,000,000	03/19/2030	Semi-Annual	32	632	600
HKD-HIBOR-HKAB	3.27%	HKD	3,000,000	03/19/2030	Quarterly	86	(3,322)	(3,408)
HKD-HIBOR-HKAB	3.71%	HKD	1,000,000	03/19/2030	Quarterly	—	1,539	1,539
3.64%	HKD-HIBOR-HKAB	HKD	500,000	03/19/2030	Quarterly	—	(537)	(537)
5.99%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	80,000,000	03/19/2030	Semi-Annual	(318)	567	885
KRW-CD-KSDA-Bloomberg	2.58%	KRW	200,000,000	03/19/2030	Quarterly	—	309	309
2.46%	KRW-CD-KSDA-Bloomberg KRW		1,200,000,000	03/19/2030	Quarterly	1,812	2,784	972
PLN-WIBOR-WIBO	4.92%	PLN	760,000	03/19/2030	Semi-Annual	—	1,389	1,389
4.59%	PLN-WIBOR-WIBO	PLN	2,400,000	03/19/2030	Semi-Annual	764	4,002	3,238
4.97%	PLN-WIBOR-WIBO	PLN	710,000	03/19/2030	Semi-Annual	—	(1,707)	(1,707)
2.32%	SGD-SORA-COMPOUND	SGD	700,000	03/19/2030	Semi-Annual	1,574	996	(578)
2.77%	SGD-SORA-COMPOUND	SGD	120,000	03/19/2030	Semi-Annual	—	(1,700)	(1,700)
2.65%	SGD-SORA-COMPOUND	SGD	110,000	03/19/2030	Semi-Annual	—	(1,110)	(1,110)
1.94%	THB-THOR	THB	3,800,000	03/19/2030	Quarterly	—	(838)	(838)
1.96%	THB-THOR	THB	7,200,000	03/19/2030	Quarterly	—	(1,744)	(1,744)
1.81%	THB-THOR	THB	3,000,000	03/19/2030	Quarterly	—	(120)	(120)
TWD-Reuters-6165	1.83%	TWD	21,000,000	03/19/2030	Quarterly	(1,637)	(2,643)	(1,006)
TWD-Reuters-6165	1.91%	TWD	5,200,000	03/19/2030	Quarterly	—	8	8
TWD-Reuters-6165	1.92%	TWD	7,400,000	03/19/2030	Quarterly	—	110	110
1.92%	TWD-Reuters-6165	TWD	5,900,000	03/19/2030	Quarterly	—	(79)	(79)
1.91%	TWD-Reuters-6165	TWD	4,800,000	03/19/2030	Quarterly	—	(3)	(3)
ZAR-JIBAR-SAFEX	7.59%	ZAR	14,800,000	03/19/2030	Quarterly	(202)	(7,727)	(7,525)
6 Month AUD BBSW	4.28%	AUD	3,900,000	03/19/2035	Semi-Annual	12,762	(4,282)	(17,044)
6 Month AUD BBSW	4.28%	AUD	2,400,000	03/19/2035	Semi-Annual	8,232	(2,272)	(10,504)
6 Month AUD BBSW	4.34%	AUD	300,000	03/19/2035	Semi-Annual	—	565	565
6 Month AUD BBSW	4.35%	AUD	200,000	03/19/2035	Semi-Annual	(159)	508	667
4.32%	6 Month AUD BBSW	AUD	1,400,000	03/19/2035	Semi-Annual	—	(1,185)	(1,185)
4.60%	6 Month AUD BBSW	AUD	500,000	03/19/2035	Semi-Annual	—	(7,722)	(7,722)
CAD-CORRA-OIS-COMPOUND	2.94%	CAD	500,000	03/19/2035	Annually	—	8,017	8,017
2.78%	CAD-CORRA-OIS-COMPOUND	CAD	1,600,000	03/19/2035	Annually	3,557	(10,220)	(13,777)
3.02%	CAD-CORRA-OIS-COMPOUND	CAD	300,000	03/19/2035	Annually	—	(6,284)	(6,284)
3.04%	CAD-CORRA-OIS-COMPOUND	CAD	300,000	03/19/2035	Annually	—	(6,521)	(6,521)
3.07%	CAD-CORRA-OIS-COMPOUND	CAD	400,000	03/19/2035	Annually	—	(9,471)	(9,471)
3.20%	CAD-CORRA-OIS-COMPOUND	CAD	200,000	03/19/2035	Annually	—	(6,374)	(6,374)
2.73%	CAD-CORRA-OIS-COMPOUND	CAD	600,000	03/19/2035	Annually	—	(2,031)	(2,031)
0.33%	CHF-SARON-OIS-COMPOUND	CHF	2,300,000	03/19/2035	Annually	311	40,601	40,290
0.34%	CHF-SARON-OIS-COMPOUND	CHF	900,000	03/19/2035	Annually	(185)	15,588	15,773
0.63%	CHF-SARON-OIS-COMPOUND	CHF	300,000	03/19/2035	Annually	—	(4,709)	(4,709)
0.61%	CHF-SARON-OIS-COMPOUND	CHF	200,000	03/19/2035	Annually	—	(2,706)	(2,706)
EUR-EuroSTR-COMPOUND	2.22%	EUR	200,000	03/19/2035	Annually	—	308	308
EUR-EuroSTR-COMPOUND	2.35%	EUR	300,000	03/19/2035	Annually	—	4,120	4,120
1.96%	EUR-EuroSTR-COMPOUND	EUR	400,000	03/19/2035	Annually	881	9,061	8,180
1.96%	EUR-EuroSTR-COMPOUND	EUR	400,000	03/19/2035	Annually	—	9,155	9,155
2.20%	EUR-EuroSTR-COMPOUND	EUR	200,000	03/19/2035	Annually	—	67	67
2.38%	EUR-EuroSTR-COMPOUND	EUR	200,000	03/19/2035	Annually	—	(3,281)	(3,281)

27	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.45%	EUR-EuroSTR-COMPOUND	EUR	400,000	03/19/2035	Annually	—	(9,319)	(9,319)
2.38%	EUR-EuroSTR-COMPOUND	EUR	200,000	03/19/2035	Annually	—	(3,300)	(3,300)
2.34%	EUR-EuroSTR-COMPOUND	EUR	300,000	03/19/2035	Annually	(1,405)	(3,782)	(2,377)
2.25%	EUR-EuroSTR-COMPOUND	EUR	300,000	03/19/2035	Annually	—	(1,433)	(1,433)
2.30%	EUR-EuroSTR-COMPOUND	EUR	300,000	03/19/2035	Annually	—	(2,699)	(2,699)
GBP-SONIA-COMPOUND	3.76%	GBP	400,000	03/19/2035	Annually	(2,599)	(9,644)	(7,045)
GBP-SONIA-COMPOUND	3.76%	GBP	400,000	03/19/2035	Annually	(2,434)	(9,480)	(7,046)
GBP-SONIA-COMPOUND	3.96%	GBP	200,000	03/19/2035	Annually	—	(707)	(707)
GBP-SONIA-COMPOUND	3.99%	GBP	100,000	03/19/2035	Annually	—	9	9
GBP-SONIA-COMPOUND	4.02%	GBP	100,000	03/19/2035	Annually	—	264	264
GBP-SONIA-COMPOUND	4.03%	GBP	100,000	03/19/2035	Annually	63	336	273
GBP-SONIA-COMPOUND	4.04%	GBP	300,000	03/19/2035	Annually	—	1,421	1,421
GBP-SONIA-COMPOUND	4.05%	GBP	200,000	03/19/2035	Annually	—	1,111	1,111
GBP-SONIA-COMPOUND	4.10%	GBP	200,000	03/19/2035	Annually	—	2,295	2,295
4.17%	GBP-SONIA-COMPOUND	GBP	200,000	03/19/2035	Annually	—	(3,653)	(3,653)
3.97%	3 Month NZD Bank Bill Rate	NZD	700,000	03/19/2035	Quarterly	—	3,141	3,141
4.24%	3 Month NZD Bank Bill Rate	NZD	700,000	03/19/2035	Quarterly	—	(5,627)	(5,627)
3 Month NZD Bank Bill Rate	3.95%	NZD	1,600,000	03/19/2035	Quarterly	(2,652)	(8,367)	(5,715)
3 Month NZD Bank Bill Rate	3.95%	NZD	3,100,000	03/19/2035	Quarterly	(5,437)	(16,498)	(11,061)
3 Month NZD Bank Bill Rate	4.10%	NZD	300,000	03/19/2035	Quarterly	609	477	(132)
3 Month SEK STIBOR	2.28%	SEK	2,000,000	03/19/2035	Quarterly	—	(4,872)	(4,872)
3 Month SEK STIBOR	2.57%	SEK	2,000,000	03/19/2035	Quarterly	—	(88)	(88)
3 Month SEK STIBOR	2.59%	SEK	2,000,000	03/19/2035	Quarterly	—	215	215
2.27%	3 Month SEK STIBOR	SEK	7,000,000	03/19/2035	Quarterly	1,120	17,682	16,562
2.42%	3 Month SEK STIBOR	SEK	4,000,000	03/19/2035	Quarterly	—	5,173	5,173
2.67%	3 Month SEK STIBOR	SEK	2,000,000	03/19/2035	Quarterly	—	(1,583)	(1,583)
2.59%	3 Month SEK STIBOR	SEK	2,000,000	03/19/2035	Quarterly	(856)	(125)	731
3.67%	USD-SOFR-COMPOUND	USD	300,000	03/19/2035	Annually	326	2,796	2,470
3.69%	USD-SOFR-COMPOUND	USD	200,000	03/19/2035	Annually	—	1,408	1,408
4.12%	USD-SOFR-COMPOUND	USD	300,000	03/19/2035	Annually	—	(8,493)	(8,493)

						$1,180	$(61,197)	$(62,377)

OTC Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
MYR-KLIBOR-BNM	3.48%	BOA	MYR	4,000,000	03/19/2030	Quarterly	$(648)	$(3,059)	$(2,411)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Amazon.com, Inc.	1 Day Overnight Federal Funds Effective Rate plus 0.35%	GS	USD	13,568,100	03/27/2025	At Maturity	$—	$(230,100)	$(230,100)

See accompanying notes to the financial statements.	28

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

29	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 88.5%
	Asset-Backed Securities — 68.6%
	Auto Retail Prime — 0.4%
6,847,000	Chase Auto Owner Trust, Series 24-4A, Class A3, 144A, 4.94%, due 07/25/29	6,918,710

	Auto Retail Subprime — 2.8%
5,000,000	Bank of America Auto Trust, Series 23-2A, Class A3, 144A, 5.74%, due 06/15/28	5,065,700
7,500,000	GM Financial Consumer Automobile Receivables Trust, Series 21-3, Class A4, 0.73%, due 08/16/27	7,401,359
6,000,000	GM Financial Consumer Automobile Receivables Trust, Series 24-1, Class A3, 4.85%, due 12/18/28	6,039,884
7,000,000	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	7,066,487
7,000,000	Nissan Auto Receivables Owner Trust, Series 23-B, Class A3, 5.93%, due 03/15/28	7,099,618
3,000,000	Volkswagen Auto Loan Enhanced Trust, Series 24-1, Class A3, 4.63%, due 07/20/29	3,021,072
6,030,000	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43%, due 12/17/29	6,050,574

	Total Auto Retail Subprime	41,744,694

	CMBS CDO — 0.0%
8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	8
102,667	GS Mortgage Securities Corp. Trust, Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	74,177

	Total CMBS CDO	74,185

	Collateralized Loan Obligations — 6.4%
7,479,290	Anchorage Credit Funding 6 Ltd., Series 18-6A, Class A, 144A, 4.30%, due 07/25/36	7,430,038
5,425,000	BlueMountain CLO Ltd., Series 13-2A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.15%, due 10/22/30	5,433,061
3,314,312	Canyon Capital CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.63%, due 07/15/31	3,318,525
13,641,800	Gallatin CLO VIII Ltd., Series 17-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.35%, 5.65%, due 07/15/31	13,656,260
8,519,169	Man GLG U.S. CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.40%, 5.69%, due 04/22/30	8,530,508
5,155,671	Marble Point CLO XIV Ltd., Series 18-2A, Class A12R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 5.49%, due 01/20/32	5,160,563

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
3,098,383	MidOcean Credit CLO VI, Series 16-6A, Class ARRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 5.52%, due 04/20/33	3,100,952
5,030,930	Mountain View CLO IX Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 5.68%, due 07/15/31	5,038,054
4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 6.22%, due 10/12/30	3,999,780
3,732,948	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 5.61%, due 04/22/31	3,737,876
1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	25,085
5,663,454	OZLM XVIII Ltd., Series 18-18A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.58%, due 04/15/31	5,668,461
2,190,000	OZLM XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 6.06%, due 01/17/31	2,197,485
6,000,000	Rockford Tower CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.98%, 6.30%, due 05/20/31	6,017,178
273,700	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. USD LIBOR + 1.60%, 6.45%, due 06/22/30	274,346
1,456,012	Shackleton CLO Ltd., Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.66%, due 05/07/31	1,459,220
1,312,986	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 5.56%, due 04/15/31	1,314,303
1,424,922	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.70%, due 04/18/31	1,428,348
488,076	Steele Creek CLO Ltd., Series 17-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.81%, due 10/15/30	488,942
396,174	Steele Creek CLO Ltd., Series 14-1RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.62%, due 04/21/31	396,135
3,931,916	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 5.74%, due 06/15/31	3,936,583
3,315,109	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.65%, due 07/18/31	3,322,847
2,443,425	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.81%, due 10/15/31	2,444,820
6,291,167	Zais CLO 13 Ltd., Series 19-13A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.30%, 5.60%, due 07/15/32	6,295,703

See accompanying notes to the financial statements.	30

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
166,323	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.55%, 5.85%, due 04/15/30	166,429

	Total Collateralized Loan Obligations	94,841,502

	Commercial Mortgage-Backed Securities — 20.7%
15,387,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 5.23%, due 03/15/37	14,656,689
11,037,000	BBCMS Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	9,171,941
5,175,005	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.85%, due 07/25/36	4,771,977
4,848,114	Benchmark Mortgage Trust, Series 18-B2, Class A5, Variable Rate, 3.88%, due 02/15/51	4,703,900
7,760,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	7,539,834
16,000,000	Benchmark Mortgage Trust, Series 19-B9, Class A5, 4.02%, due 03/15/52	15,408,728
6,490,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	6,134,588
3,244,000	Benchmark Mortgage Trust, Series 18-B7, Class A4, Variable Rate, 4.51%, due 05/15/53	3,180,909
9,635,057	Benchmark Mortgage Trust, Series 20-B19, Class A5, 1.85%, due 09/15/53	8,248,004
8,167,000	Benchmark Mortgage Trust, Series 20-B20, Class A5, 2.03%, due 10/15/53	6,928,589
5,266,000	Benchmark Mortgage Trust, Series 21-B27, Class A5, 2.39%, due 07/15/54	4,494,569
9,604,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	8,372,163
5,295,000	Benchmark Mortgage Trust, Series 22-B33, Class A5, 3.46%, due 03/15/55	4,789,360
14,500,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	13,244,973
10,395,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	9,491,950
8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,239,969
8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	7,225,167
8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	7,428,458
4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,557,363
4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 3.94%, due 12/09/41	4,229,153

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 3.94%, due 12/09/41	8,258,918
15,516,000	COMM Mortgage Trust, Series 24-277P, Class A, 144A, 6.34%, due 08/10/44	16,241,998
3,031,837	COMM Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.30%, due 07/10/50	2,941,988
26,327,712	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	25,555,291
10,950,000	EQT Trust, Series 24-EXTR, Class A, 144A, Variable Rate, 5.33%, due 07/05/41	11,073,400
2,000,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	1,726,933
5,000,000	GS Mortgage Securities Corp. Trust, Series 23-SHIP, Class A, 144A, Variable Rate, 4.32%, due 09/10/38	4,959,767
13,916,000	Houston Galleria Mall Trust, Series 25-HGLR, Class A, 144A, Variable Rate, 5.46%, due 02/05/45	14,295,357
11,393,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 24-OMNI, Class A, 144A, Variable Rate, 5.80%, due 10/05/39	11,639,685
14,600,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	12,710,110
5,000,000	ROCK Trust, Series 24-CNTR, Class A, 144A, 5.39%, due 11/13/41	5,072,661
4,000,000	ROCK Trust, Series 24-CNTR, Class E, 144A, 8.82%, due 11/13/41	4,249,704
5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	5,132,492
3,008,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	2,952,189
1,472,036	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,313,051
4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 6.50%, due 11/23/43	4,535,526
11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 7.11%, due 03/23/45	10,142,773
2,285,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	2,119,079
2,600,877	WFRBS Commercial Mortgage Trust, Series 14-C21, Class B, Variable Rate, 4.21%, due 08/15/47	2,507,271
9,814,966	WFRBS Commercial Mortgage Trust, Series 14-C21, Class C, Variable Rate, 4.23%, due 08/15/47	9,311,556

	Total Commercial Mortgage-Backed Securities	308,558,033

	Credit Cards — 1.8%
13,785,000	American Express Credit Account Master Trust, Series 23-1, Class A, 4.87%, due 05/15/28	13,874,600

31	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Credit Cards — continued
13,695,000	American Express Credit Account Master Trust, Series 24-3, Class A, 4.65%, due 07/15/29	13,823,530

	Total Credit Cards	27,698,130

	Residential Mortgage-Backed Securities — Agency — 0.3%
4,675,430	Federal National Mortgage Association REMICS, Series 20-5, Class PC, 2.50%, due 01/25/50	4,005,123

	Residential Mortgage-Backed Securities — Other — 8.2%
749,117	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 4.71%, due 02/25/36	64,654
2,171,087	ACE Securities Corp. Home Equity Loan Trust, Series 05-SD3, Class M2, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.68%, due 08/25/45	1,924,492
17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.79%, due 02/25/36	580,883
2,709,313	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	2,653,795
13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	1,720,131
2,631,093	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	2,502,211
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	695,852
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	247,120
85,609	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.75%, due 02/25/37	100,343
1,366,179	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	1,394,114
1,194,396	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,207,283
4,895,149	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	4,923,836
5,371,473	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,321,707
4,278,093	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	4,135,967
677,664	CoreVest American Finance Ltd., Series 21-1, Class A, 144A, 1.57%, due 04/15/53	654,515
6,443,494	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	6,182,726

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
2,553,834	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.93%, due 10/25/34	2,496,015
1,285,981	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,259,688
4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.41%, due 09/25/35	61,630
7,765,311	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	1,724,154
8,583,526	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	1,038,358
8,485,464	Invitation Homes Trust, Series 24-SFR1, Class A, 144A, 4.00%, due 09/17/41	8,216,715
3,352,067	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,148,694
3,523,844	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.75%, due 03/25/36	217,910
104,351	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 4.69%, due 02/26/34	96,535
833,797	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 5.41%, due 10/25/33	827,974
13,503,880	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.63%, due 03/25/36	315,923
7,702,890	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.77%, due 03/25/36	180,121
20,536,753	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 4.83%, due 03/25/36	480,114
10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.33%, due 08/25/35 (a)	267,191
1,579,836	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,471,918
804,011	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	797,872
2,665,714	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,638,658
6,127,240	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,849,412
11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	1,813,226

See accompanying notes to the financial statements.	32

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
4,179,978	Oakwood Mortgage Investors, Inc., Series 01-B, Class M1, 144A, Variable Rate, 7.92%, due 03/15/31	4,069,849
2,605,501	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,161,326
326,295	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	309,500
2,178,957	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	2,109,310
1,363,214	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,272,715
463,856	Towd Point Mortgage Trust, Series 17-5, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.03%, due 02/25/57	491,345
6,972,000	Towd Point Mortgage Trust, Series 17-5, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.33%, due 02/25/57	7,053,713
9,307,941	Tricon American Homes, Series 20-SFR1, Class A, 144A, 1.50%, due 07/17/38	8,995,054
11,133,628	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	10,973,578
5,474,045	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	5,070,981
9,994,217	Tricon Residential Trust, Series 24-SFR4, Class A, 144A, 4.30%, due 11/17/41	9,800,914
1,862,435	UCFC Manufactured Housing Contract, Series 98-2, Class M1, 6.73%, due 10/15/29	1,781,716
4,873,286	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	4,651,073

	Total Residential Mortgage-Backed Securities — Other	121,952,811

	Residential Mortgage-Backed Securities — Performing Loans — 1.2%
2,178,006	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	1,930,192
3,770,905	COLT Trust, Series 21-RPL1, Class A1, 144A, Variable Rate, 1.67%, due 09/25/61	3,428,510
4,053,537	CSMC Trust, Series 21-RPL2, Class A1A, 144A, Variable Rate, 1.11%, due 01/25/60	3,427,288
6,018,981	CSMC Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	5,405,960
4,340,737	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	3,938,753

	Total Residential Mortgage-Backed Securities — Performing Loans	18,130,703

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — 2.2%
7,733,943	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 4.64%, due 10/25/46	3,945,093
380,973	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 7.08%, due 10/25/35	360,564
3,673,411	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	1,999,030
1,101,457	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.33%, due 12/25/36	861,424
795,775	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.07%, due 03/25/37	610,582
6,643,120	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.87%, due 04/25/46	5,949,286
1,603,150	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	681,977
50,789,310	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 6.23%, due 09/25/35 (a)	—
3,956,130	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 6.09%, due 05/25/35	3,168,235
3,025,799	Structured Asset Mortgage Investments II Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.75%, due 01/25/37	2,680,323
621,639	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 5.19%, due 09/25/35	574,676
790,015	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 5.94%, due 01/25/47	719,370
1,668,993	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 4.88%, due 06/25/35	1,427,965
1,795,929	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.03%, due 12/25/35	1,520,235
3,943,829	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.11%, due 10/25/36	1,345,026
7,799,201	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	7,044,017

	Total Residential Mortgage-Backed Securities — Prime	32,887,803

33	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Subprime — 1.6%
804,354	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.19%, due 06/25/35	781,512
680,354	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.89%, due 05/26/37	662,703
15,778,136	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.03%, due 07/25/36	13,983,737
376,213	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.25%, 4.57%, due 12/25/36	368,128
781,045	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 6.02%, due 11/20/34	748,794
2,056,333	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 4.54%, due 09/25/36	1,924,884
1,916,577	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.00%, due 05/25/36	1,929,906
757,780	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.93%, due 08/25/37	733,013
2,458,003	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 0.91%, 5.63%, due 01/25/35	2,363,987

	Total Residential Mortgage-Backed Securities — Subprime	23,496,664

	Residential Mortgage-Backed Securities — Alt-A — 2.9%
1,572,237	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.33%, due 11/25/34	1,563,241
1,682,795	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.75%, due 01/25/47	1,416,246
1,516,584	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,423,141
3,310,550	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 5.12%, due 07/25/36	1,848,991
134,937	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	133,551
2,108,847	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,052,369
1,476,605	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 5.13%, due 05/25/36	616,115
1,547,729	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 5.13%, due 10/25/36	587,833

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Alt-A — continued
7,966,357	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 07-AR2, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.41%, 4.73%, due 03/25/37	7,346,122
4,191,235	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 6.98%, due 10/25/35	2,647,233
10,409,096	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.75%, due 06/25/36	1,970,628
10,444,842	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.43%, due 06/25/47	6,120,928
5,775,088	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.65%, due 07/19/47	5,461,510
63,998	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	52,543
1,085,317	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 7.43%, due 10/25/37	1,042,356
2,517,838	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,346,986
15,301,275	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	3,827,752
7,854,606	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.97%, due 08/25/37	3,386,521

	Total Residential Mortgage-Backed Securities — Alt-A	42,844,066

	Small Balance Commercial Mortgages — 4.1%
2,227,685	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 4.90%, due 08/25/35	2,164,297
1,085,203	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 5.02%, due 01/25/36	1,038,830
1,501,452	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.97%, due 04/25/36	1,408,045
603,551	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.00%, due 04/25/36	559,849
835,301	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.78%, due 07/25/36	799,879

See accompanying notes to the financial statements.	34

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
1,708,619	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.85%, due 07/25/36	1,640,528
2,401,783	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 4.81%, due 10/25/36	2,303,731
6,270,876	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.85%, due 01/25/37	5,907,537
1,074,979	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 4.76%, due 03/25/37	1,019,771
1,809,683	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.79%, due 07/25/37	1,720,983
4,038,184	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 4.84%, due 07/25/37	3,759,136
6,078,868	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.79%, 5.11%, due 09/25/37	5,889,395
1,087,225	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 5.93%, due 01/25/38	1,061,138
96,536,304	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.16%, due 05/25/30	3,900,800
100,614,238	FRESB Mortgage Trust, Series 19-SB63, Class X1, Variable Rate, 1.10%, due 04/25/39	3,890,883
40,608,418	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 0.00, due 03/25/40	1,200,580
82,064,863	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.88%, due 06/25/40	2,814,997
1,150,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M4, 144A, Variable Rate, 4.64%, due 09/25/46	1,077,870
3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,315,138
1,966,744	Harvest Commercial Capital Loan Trust, Series 24-1, Class A, 6.16%, due 10/25/56	2,032,077
2,462,545	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.93%, due 03/25/37	2,265,096
314,877	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 4.83%, due 06/25/37	314,810

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
5,992,869	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.64%, due 10/25/37	5,911,595
4,935,436	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	4,276,156
1,423,982	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,131,375

	Total Small Balance Commercial Mortgages	61,404,496

	Student Loans - Federal Family Education Loan Program — 4.4%
8,763,997	AccessLex Institute, Series 04-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 5.16%, due 04/26/32	8,667,318
3,463,710	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 5.52%, due 01/25/43	3,186,450
2,701,926	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 90 day USD SOFR Average + 0.58%, 5.30%, due 03/28/35	2,471,021
10,606,017	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 5.97%, due 06/15/40	10,523,432
4,649,975	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 5.15%, due 01/25/22	4,600,792
8,809,481	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 6.47%, due 07/25/22	8,828,908
17,210,214	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 5.92%, due 07/25/23	17,182,821
9,721,356	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 6.52%, due 07/25/23	9,731,035

	Total Student Loans - Federal Family Education Loan Program	65,191,777

	Student Loans - Private — 11.6%
848,533	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 5.36%, due 07/25/34	842,381
10,501,519	ECMC Group Student Loan Trust, Series 24-1A, Class A, 144A, Variable Rate, 30 day USD SOFR Average + 1.15%, 5.50%, due 11/27/73	10,510,010

35	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans - Private — continued
5,720,122	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 5.89%, due 12/27/38	5,562,015
4,477,147	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. USD LIBOR + 1.25%, 6.10%, due 07/28/42	4,290,304
8,758,011	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 8.64%, due 03/31/38 (a)	1,379,387
7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38 (a)	1,200,937
1,696,683	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.74%, due 05/25/32	1,668,473
3,712,508	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 4.72%, due 01/25/33	3,583,616
4,646,572	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.78%, due 03/25/33	4,520,649
1,532,731	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 4.80%, due 06/25/33	1,499,878
10,424,152	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.74%, due 10/25/33	10,126,792
596,743	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.97%, due 12/26/33	594,378
24,944	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 7.91%, due 03/25/38 (b)	19,394
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 7.94%, due 03/25/38 (b)	58,312
3,039,062	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	2,761,857
1,519,316	Navient Student Loan Trust, Series 23-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 6.04%, due 03/15/72	1,528,803
2,344,444	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,186,949
1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.22%, due 06/15/32	710,684
2,129,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 8.30%, due 06/15/32 (b)	2,126,339

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans - Private — continued
5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.22%, due 09/15/32	1,452,167
1,000,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (b)	998,750
3,833,330	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 5.02%, due 06/15/33	3,812,237
6,749,619	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 5.05%, due 09/15/33	6,661,370
14,672,080	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 4.93%, due 12/15/38	14,396,715
16,120,168	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 4.91%, due 06/15/39	15,646,521
10,633,407	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 4.95%, due 06/15/39	10,375,601
1,532,452	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 4.82%, due 12/15/39	1,488,476
7,685,256	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 4.89%, due 12/15/39	7,498,593
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 5.01%, due 12/15/39	2,509,526
11,115,600	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 4.86%, due 12/16/41	10,999,723
2,363,447	SLM Private Education Loan Trust, Series 10-C, Class A5, 144A, Variable Rate, 1 mo. USD Term SOFR + 4.86%, 9.18%, due 10/15/41	2,484,821
7,942,420	SLM Student Loan Trust, Series 08-2, Class A3, Variable Rate, 90 day USD SOFR Average + 1.01%, 5.57%, due 04/25/23	7,942,560
3,948,299	SMB Private Education Loan Trust, Series 15-B, Class B, 144A, 3.50%, due 12/17/40	3,917,228
3,675,735	SMB Private Education Loan Trust, Series 21-A, Class B, 144A, 2.31%, due 01/15/53	3,565,716
1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	582,960
726,885	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 5.93%, due 01/25/36	727,182

See accompanying notes to the financial statements.	36

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans - Private — continued
5,360,069	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 5.48%, due 01/25/46	5,340,461
17,741,000	Towd Point Asset Trust, Series 21-SL1, Class C, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.51%, 5.83%, due 11/20/61	16,826,214

	Total Student Loans - Private	172,397,979

	Total Asset-Backed Securities	1,022,146,676

	U.S. Government — 13.6%
45,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.48%, due 01/31/26	45,088,365
53,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.39%, due 04/30/26 (c)	53,073,425
103,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.42%, due 07/31/26 (c)	104,089,345

	Total U.S. Government	202,251,135

	U.S. Government Agency — 6.3%
3,911,611	Federal National Mortgage Association, 4.00%, due 05/01/52	3,673,276
380,000	Government National Mortgage Association, TBA, 3.00%, due 03/20/55	338,052
600,000	Government National Mortgage Association, TBA, 3.50%, due 03/20/55	550,489
400,000	Government National Mortgage Association, TBA, 4.00%, due 03/20/55	376,920
760,000	Government National Mortgage Association, TBA, 4.50%, due 03/20/55	733,323
720,000	Government National Mortgage Association, TBA, 5.00%, due 03/20/55	710,973
610,000	Government National Mortgage Association, TBA, 5.50%, due 03/20/55	611,501
$			$
Par Value† / Shares		Description	Value ($)
		U.S. Government Agency — continued
	1,910,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/54		1,878,827
	45,620,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 03/01/55		45,676,878
	38,720,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55		39,352,578

		Total U.S. Government Agency		93,902,817

		TOTAL DEBT OBLIGATIONS (COST $1,389,486,154)		1,318,300,628

		MUTUAL FUNDS — 0.8%
		United States — 0.8%
		Affiliated Issuers — 0.8%
	2,323,242	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		11,639,444

		TOTAL MUTUAL FUNDS (COST $11,703,541)		11,639,444

		SHORT-TERM INVESTMENTS — 14.9%
		Money Market Funds — 0.1%
	2,305,116	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (d)		2,305,116

		Repurchase Agreements — 14.8%
	220,088,767	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/28/25, maturing on 03/03/25 with a maturity value of $220,168,549 and an effective yield of 4.35%, collateralized by a U.S. Treasury Note with maturity date 01/31/29 and a market value of $224,490,543.		220,088,767

		TOTAL SHORT-TERM INVESTMENTS (COST $222,393,883)		222,393,883

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.HY.S43	GS	1.08%	04/16/25	USD	16,480,000	Fixed Spread	Pay	189,286
CDX.NA.HY.S43	CITI	1.08%	04/16/25	USD	8,260,000	Fixed Spread	Pay	94,872

Total Options on Credit Default Swaps – Puts								284,158

TOTAL PURCHASED OPTIONS (COST $253,980)								284,158

TOTAL INVESTMENTS — 104.2% (Cost $1,623,837,558)								1,552,618,113

37	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		SECURITIES SOLD SHORT — (3.8)%
		DEBT OBLIGATIONS — (3.8)%
		U.S. Government Agency — (3.8)%
	(40,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 03/01/40		(37,017,395)
	(20,000,000)	Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40		(20,108,674)

		Total U.S. Government Agency		(57,126,069)

		TOTAL DEBT OBLIGATIONS (PROCEEDS $56,667,188)		(57,126,069)

		TOTAL SECURITIES SOLD SHORT (PROCEEDS $56,667,188)		(57,126,069)

		Other Assets and Liabilities (net) — (0.4)%		(5,620,718)

		TOTAL NET ASSETS — 100.0%		$1,489,871,326

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)	Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
04/28/2025	CITI	EUR	2,567,000	USD	2,700,375	29,844	04/28/2025	CITI	USD	75,373	EUR	72,000	(469)

04/28/2025	DB	EUR	62,000	USD	64,930	430							$20,439

04/28/2025	JPM	EUR	66,000	USD	69,547	885
04/28/2025	MSCI	EUR	2,566,000	USD	2,659,240	(10,251)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
444	U.S. Treasury Note 10 Yr. (CBT)	June 2025	49,325,625	238,758
770	U.S. Treasury Note 2 Yr. (CBT)	June 2025	159,365,938	538,241
314	U.S. Treasury Note 5 Yr. (CBT)	June 2025	33,892,375	189,771
11	U.S. Treasury Ultra 10 Yr. (CBT)	June 2025	1,256,750	7,800

			$243,840,688	$974,570

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
10	U.S. Ultra Bond (CBT)	June 2025	$1,241,250	$(40,640)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
iTraxx Europe Senior Financials S42	BCLY	0.75%	03/19/25	EUR(52,212,000)	Fixed Spread	Pay	(9,060)

See accompanying notes to the financial statements.	38

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Written Options — continued

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
CDX.NA.HY.S43	GS	1.03%	04/16/25	USD	(24,710,000)	Fixed Spread	Pay	(37,226)
CDX.NA.HY.S43	CITI	1.04%	04/16/25	USD	(12,380,000)	Fixed Spread	Pay	(18,651)

Total Written Options On Credit Default Swaps — Puts								(64,937)

TOTAL WRITTEN OPTIONS (Premiums $193,031)								$(64,937)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S39	USD	3,880,000	5.00%	2.12%	N/A	12/20/2027	Quarterly	(77,698)	(288,115)	(210,417)
ITRAXX.XO.42	EUR	22,191,195	5.00%	2.89%	N/A	12/20/2029	Quarterly	(1,971,395)	(2,012,664)	(41,269)
CDX.NA.IG.S43	USD	198,091,000	1.00%	0.50%	N/A	12/20/2029	Quarterly	(4,449,102)	(4,362,161)	86,941
ITRAXX.FINSR.42	EUR	104,425,000	1.00%	0.57%	N/A	12/20/2029	Quarterly	(1,830,158)	(2,093,927)	(263,769)
Sell Protection^:
ITRAXX.EUR.42	EUR	3,624,000	1.00%	0.54%	3,624,000 EUR	12/20/2029	Quarterly	84,897	78,954	(5,943)

								$(8,243,456)	$(8,677,913)	$(434,457)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CMBX.NA.A.7	CGMI	USD	337,614	2.00%	113.96%	N/A	01/17/2047	Monthly	21,202	68,114	46,912
CMBX.NA.A.7	CGMI	USD	2,377,566	2.00%	113.96%	N/A	01/17/2047	Monthly	141,168	479,674	338,506
CMBX.NA.A.7	GS	USD	675,229	2.00%	113.96%	N/A	01/17/2047	Monthly	37,175	136,227	99,052
CMBX.NA.AS.7	BOA	USD	297,956	1.00%	2.54%	N/A	01/17/2047	Monthly	3,132	439	(2,693)
CMBX.NA.AS.7	DB	USD	503,185	1.00%	2.54%	N/A	01/17/2047	Monthly	(7,930)	741	8,671
CMBX.NA.AS.7	DB	USD	1,103,051	1.00%	2.54%	N/A	01/17/2047	Monthly	13,053	1,625	(11,428)
CMBX.NA.AS.7	GS	USD	291,011	1.00%	2.54%	N/A	01/17/2047	Monthly	7,461	429	(7,032)
CMBX.NA.AS.7	MORD	USD	877,663	1.00%	2.54%	N/A	01/17/2047	Monthly	13,610	1,293	(12,317)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	1.88%	N/A	11/18/2054	Monthly	(6,041)	37,249	43,290
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.88%	N/A	11/18/2054	Monthly	(63,740)	43,079	106,819
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.88%	N/A	11/18/2054	Monthly	(67,279)	43,065	110,344
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.88%	N/A	11/18/2054	Monthly	(61,371)	43,065	104,436
CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	8.14%	N/A	11/18/2054	Monthly	1,213,312	662,846	(550,466)
CMBX.NA.BBB-.11	GS	USD	9,940,000	3.00%	8.14%	N/A	11/18/2054	Monthly	1,289,094	1,145,461	(143,633)
CMBX.NA.A.8	CGMI	USD	3,082,268	2.00%	28.15%	N/A	10/17/2057	Monthly	161,819	54,764	(107,055)

39	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

OTC Credit Default Swaps — continued

						Maximum
						Potential
						Amount of
						Future
						Payments by
					Implied	the Fund		Periodic	Premiums		Net Unrealized
	Counter-	Notional		Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	party	Amount		Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
CMBX.NA.A.8	GS	USD	5,481,505	2.00%	28.15%	N/A	10/17/2057	Monthly	92,582	97,392	4,810
CMBX.NA.A.8	MORD	USD	1,232,907	2.00%	28.15%	N/A	10/17/2057	Monthly	66,269	21,905	(44,364)
CMBX.NA.BBB-.8	GS	USD	1,158,016	3.00%	86.91%	N/A	10/17/2057	Monthly	173,914	164,207	(9,707)
CMBX.NA.BBB-.8	GS	USD	3,387,438	3.00%	86.91%	N/A	10/17/2057	Monthly	321,509	480,339	158,830
CMBX.NA.BBB-.8	MSCI	USD	1,897,415	3.00%	86.91%	N/A	10/17/2057	Monthly	367,624	269,053	(98,571)
CMBX.NA.BBB-.8	MSCI	USD	2,528,550	3.00%	86.91%	N/A	10/17/2057	Monthly	533,903	358,548	(175,355)
CMBX.NA.BBB-.9	DB	USD	1,184,200	3.00%	33.70%	N/A	09/17/2058	Monthly	143,660	191,604	47,944
CMBX.NA.BBB-.9	GS	USD	1,752,000	3.00%	33.70%	N/A	09/17/2058	Monthly	402,960	283,474	(119,486)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	33.70%	N/A	09/17/2058	Monthly	584,727	827,898	243,171
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	1.97%	N/A	08/17/2061	Monthly	(61,732)	104,886	166,618
CMBX.NA.AA.6	GS	USD	503,160	1.50%	193.9%	N/A	05/11/2063	Monthly	3,732	59,109	55,377
CMBX.NA.BBB-.6	CGMI	USD	1,866,046	3.00%	26.13%	N/A	05/11/2063	Monthly	592,625	248,931	(343,694)
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	3.08%	N/A	11/18/2064	Monthly	600,000	277,605	(322,395)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	3.08%	N/A	11/18/2064	Monthly	287,104	166,563	(120,541)
CMBX.NA.A.15	MSCI	USD	4,560,000	2.00%	3.08%	N/A	11/18/2064	Monthly	275,394	253,176	(22,218)
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	5.77%	N/A	11/18/2064	Monthly	796,875	662,125	(134,750)
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	5.77%	N/A	11/18/2064	Monthly	787,500	662,125	(125,375)
CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	5.77%	N/A	11/18/2064	Monthly	718,500	662,125	(56,375)
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	3.51%	N/A	12/16/2072	Monthly	349,769	180,539	(169,230)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	2.07%	N/A	12/16/2072	Monthly	147,237	46,081	(101,156)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	2.07%	N/A	12/16/2072	Monthly	138,948	69,121	(69,827)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	6.84%	N/A	12/16/2072	Monthly	1,111,214	620,460	(490,754)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	6.84%	N/A	12/16/2072	Monthly	340,000	214,523	(125,477)

Sell Protection^:
CDX.NA.HY.S43	GS	USD	2,310,000	5.00%	1.69%	2,310,000 USD	12/20/2029	Quarterly	347,051	333,003	(14,048)
CDX.NA.HY.S43	GS	USD	2,310,000	5.00%	0.53%	2,310,000 USD	12/20/2029	Quarterly	443,321	437,757	(5,564)
ITRAXX.XO.42	CITI	EUR	16,100,000	5.00%	0.57%	16,100,000 EUR	12/20/2029	Quarterly	3,122,806	3,203,848	81,042
ITRAXX.XO.42	JPM	EUR	31,770,774	5.00%	0.57%	31,770,774 EUR	12/20/2029	Quarterly	6,728,486	6,322,281	(406,205)
CMBX.NA.AA.7	CGMI	USD	869,841	1.50%	69.27%	869,841 USD	01/17/2047	Monthly	(21,746)	(104,490)	(82,744)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	8.74%	4,158,800 USD	09/17/2058	Monthly	54,550	(154,953)	(209,503)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.38%	7,540,000 USD	11/17/2059	Monthly	68,960	13,393	(55,567)
CMBX.NA.AAA.15	CGMI	USD	10,000,000	0.50%	0.59%	10,000,000 USD	11/18/2064	Monthly	(373,107)	(51,660)	321,447
CMBX.NA.AAA.15	GS	USD	2,825,000	0.50%	0.59%	2,825,000 USD	11/18/2064	Monthly	(43,465)	(14,594)	28,871

See accompanying notes to the financial statements.	40

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

OTC Credit Default Swaps — continued

						Maximum
						Potential
						Amount of
						Future
						Payments by
					Implied	the Fund		Periodic	Premiums		Net Unrealized
	Counter-	Notional		Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	party	Amount		Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
CMBX.NA.AAA.15	MSCI	USD	9,120,000	0.50%	0.59%	9,120,000 USD	11/18/2064	Monthly	(131,741)	(47,114)	84,627

									$21,664,094	$19,577,331	$(2,086,763)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

					Periodic	Premiums		Net Unrealized
		Notional		Expiration	Payment	Paid/		Appreciation/
Fund Pays	Fund Receives	Amount		Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)
3.81%	USD - SOFR - COMPOUND	USD	26,000,000	08/31/2029	Annually	(8,601)	(143,199)	(134,598)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD-SOFR-COMPOUND
	4.34%	JPM	USD	18,640,000	03/20/2025	Annually	(239)	(41,220)	(40,981)
	1 Day Overnight Federal
Janus Henderson B-BBB	Funds Effective Rate minus
CLO ETF	0.30%	MSCI	USD	4,523,640	05/21/2025	Monthly	—	(17,480)	(17,480)

							$(239)	$(58,700)	$(58,461)

41	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).
(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	42

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 99.8%
	Money Market Funds — 0.1%
492,453	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 4.30% (a)	492,453

	Repurchase Agreements — 22.3%
13,978,965	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/28/25, maturing on 03/03/25 with a maturity value of $13,984,021 and an effective yield of 4.34%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $14,258,544.	13,978,965
55,046,722	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/28/25, maturing on 03/03/25 with a maturity value of $55,066,676 and an effective yield of 4.35%, collateralized by a U.S. Treasury Note with maturity date 01/31/29 and a market value of $56,147,657.	55,046,722

	Total Repurchase Agreements	69,025,687

	U.S. Government — 77.4%
23,230,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.48%, due 01/31/26	23,275,616
23,820,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.42%, due 07/31/26	23,863,409
37,220,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.45%, due 10/31/26	37,301,768
36,953,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.34%, due 01/31/27	36,966,106
7,599,266	U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 01/15/26	7,671,509
12,428,859	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/25	12,466,036
10,714,346	U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/25	10,760,384
9,218,178	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/25	9,222,854
3,105,546	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/26	3,074,311
3,107,978	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	3,082,026
12,050,000	U.S. Treasury Notes, 5.00%, due 10/31/25	12,108,179
12,220,000	U.S. Treasury Notes, 4.25%, due 12/31/25	12,228,234
16,039,000	U.S. Treasury Notes, 4.38%, due 07/31/26	16,109,797
15,938,000	U.S. Treasury Notes, 3.75%, due 08/31/26	15,868,894

Par Value†	Description	Value ($)
	U.S. Government — continued
15,703,000	U.S. Treasury Notes, 4.63%, due 09/15/26	15,840,401

	Total U.S. Government	239,839,524

	TOTAL SHORT-TERM INVESTMENTS
	(COST $308,702,906)	309,357,664

	TOTAL INVESTMENTS — 99.8%
	(Cost $308,702,906)	309,357,664

	Other Assets and Liabilities (net) — 0.2%	568,034

	TOTAL NET ASSETS — 100.0%	$309,925,698

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

43	See accompanying notes to the financial statements.

GMO Trust Funds

February 28, 2025

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.
BNM - Bank Negara Malaysia
BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.
CDI - Certificado de Deposito Interbancario
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
CMBS - Commercial Mortgage Backed Security
CMT - Constant Maturity Treasury
CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.
CORRA - Canadian Overnight Repo Rate Average
ETF - Exchange-Traded Fund
EURIBOR - Euro Interbank Offered Rate
EuroSTR - Euro Short-Term Rate
FBIL - Financial Benchmarks India PVT. LTD.
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
GDP - Gross Domestic Product
HIBOR - Hong Kong Interbank Offered Rate
HKAB - Hong Kong Association of Banks
IBR - Indicador Bancario de Referencia
IO - Interest Only
JSC - Joint-Stock Company
KLIBOR - Kuala Lumpur Interbank Offered Rate
KSDA - Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MTA - Monthly Treasury Average Index
NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.
OIS - Overnight Indexed Swaps
PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.
PRIBOR - Prague Interbank Offered Rate
Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SAFEX - South African Futures Exchange
SARON - Swiss Average Rate Overnight
SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Interbank Average Rate
SORA - Singapore Overnight Rate Average
STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025
TBA - To Be Announced - Delayed Delivery Security
THOR - Thai Overnight Repurchase Rate
TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso
TONA - Tokyo Overnight Average Rate
USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.
WIBOR - Warsaw Interbank Offered Rate
XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.
ZAR JIBAR - Johannesburg Interbank Agreed Rate denominated in South African Rand.

The rates shown on variable rate notes are the current interest rates at February 28, 2025, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

Barclays Bank PLC

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital

Services LLC

MSCI - Morgan Stanley & Co.

International PLC

SSB - State Street Bank and Trust

Company

Currency Abbreviations:

AUD - Australian Dollar	KRW - South Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	MYR - Malaysian Ringgit
CHF - Swiss Franc	NOK - Norwegian Krone
CLP - Chilean Peso	NZD - New Zealand Dollar
CNY - China Yuan Renminbi	PEN - Peruvian Sol
COP - Colombian Peso	PHP - Philippines Peso
CZK - Czech Republic Koruna	PLN - Polish Zloty
DOP - Dominican Republic Peso	RON - Romanian New Leu
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
HKD - Hong Kong Dollar	THB - Thai Baht
HUF - Hungarian Forint	TRY - Turkish Lira
IDR - Indonesian Rupiah	TWD - Taiwan New Dollar
ILS - Israeli Shekel	USD - United States Dollar
INR - Indian Rupee	UYU - Uruguay Peso
JPY - Japanese Yen	ZAR - South African Rand

See accompanying notes to the financial statements.	44

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$13,164,429	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	9,005,333	2,310,364,538	129,924,138
Repurchase agreements, at value (Note 2)(c)	31,999,000	14,049,031	3,999,875
Cash	8	1,004,792	—
Receivable for investments sold	—	4,291,146	—
Dividends and interest receivable	36,615	38,462,524	752,082
Unrealized appreciation on open forward currency contracts (Note 4)	—	418,069	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	21,959
Due from broker (Note 2)	7	24,279,150	303
Receivable for variation margin on open futures contracts (Note 4)	412,461	—	46,375
Receivable for open OTC swap contracts (Note 4)	—	2,344,024	1,208,723
Interest receivable for open OTC swap contracts (Note 4)	—	37,121	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	8,699	—	2,371

Total assets	41,462,123	2,408,414,824	135,955,826

Liabilities:
Investments sold short, at value (Note 2)(d)	—	10,300,517	—
Payable for investments purchased	—	5,556,928	—
Payable to affiliate for (Note 5):
Management fee	7,569	620,620	35,846
Shareholder service fee	1,665	206,642	5,691
Payable for variation margin on open cleared swap contracts (Note 4)	3,565	1,571,084	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	3,570,442	934,044
Interest payable for open OTC swap contracts (Note 4)	—	379,405	563,489
Payable for open OTC swap contracts (Note 4)	—	878,052	—
Payable for reverse repurchase agreements (Note 2)	—	49,899,420	—
Payable to Trustees and related expenses	180	10,938	568
Interest and dividend payable for short sales	—	363,007	—
Written options outstanding, at value (Note 4)(e)	—	—	140,732
Accrued expenses	70,260	516,596	93,530

Total liabilities	83,239	73,873,651	1,773,900

Commitments and contingent liabilities (Note 5)
Net assets	$41,378,884	$2,334,541,173	$134,181,926

(a) Cost of investments – affiliated issuers:	$—	$9,300,000	$—
(b) Cost of investments – unaffiliated issuers:	$8,992,678	$2,721,275,120	$128,387,295
(c) Cost of investments – repurchase agreements:	$31,999,000	$14,049,031	$3,999,875
(d) Proceeds from securities sold short:	$—	$10,056,750	$—
(e) Premiums on written options:	$—	$—	$115,748

45	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Net assets consist of:
Paid-in capital	$92,942,097	$3,643,509,278	$143,602,685
Distributable earnings (accumulated loss)	(51,563,213)	(1,308,968,105)	(9,420,759)

	$41,378,884	$2,334,541,173	$134,181,926

Net assets attributable to:
Class III	$—	$928,857,875	$—

Class IV	$—	$1,242,783,815	$—

Class VI	$41,378,884	$162,899,483	$133,424,328

Class I	$—	$—	$757,598

Shares outstanding:
Class III	—	45,169,769	—

Class IV	—	60,574,399	—

Class VI	2,200,714	7,945,522	7,832,647

Class I	—	—	44,567

Net asset value per share:
Class III	$—	$20.56	$—

Class IV	$—	$20.52	$—

Class VI	$18.80	$20.50	$17.03

Class I	$—	$—	$17.00

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$18,752,421	$11,639,444	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	62,515,557	1,320,889,902	240,331,977
Repurchase agreements, at value (Note 2)(c)	17,999,938	220,088,767	69,025,687
Foreign currency, at value (Note 2)(d)	359	131,533	—
Cash	699,176	271,711	—
Receivable for investments sold	1,436,072	89,458,162	—
Receivable for Fund shares sold	—	373,055	—
Receivable for closed swap contracts (Note 4)	—	59,576	—
Dividends and interest receivable	248,675	5,911,479	1,158,010
Unrealized appreciation on open forward currency contracts (Note 4)	188,592	31,159	—
Due from broker (Note 2)	271,662	1,525,313	—
Receivable for variation margin on open futures contracts (Note 4)	108,023	633,563	—
Receivable for open OTC swap contracts (Note 4)	—	19,950,142	—
Interest receivable for open OTC swap contracts (Note 4)	1,764	700,944	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	25,225	422	2,755

Total assets	102,247,464	1,671,665,172	310,518,429

Liabilities:
Investments sold short, at value (Note 2)(e)	—	57,126,069	—
Payable for investments purchased	19,119,752	122,206,274	—
Payable for Fund shares repurchased	—	803,149	—
Payable to affiliate for (Note 5):
Management fee	15,507	472,476	17,120
Shareholder service fee	6,711	162,332	—
Payable for variation margin on open cleared swap contracts (Note 4)	2,675	96,397	—
Dividends payable	—	—	495,747
Unrealized depreciation on open forward currency contracts (Note 4)	515,560	10,720	—
Interest payable for open OTC swap contracts (Note 4)	—	32,543	—
Payable for open OTC swap contracts (Note 4)	233,159	431,511	—
Payable to Trustees and related expenses	342	7,447	1,457
Written options outstanding, at value (Note 4)(f)	—	64,937	—
Accrued expenses	108,128	379,991	78,407

Total liabilities	20,001,834	181,793,846	592,731

Net assets	$82,245,630	$1,489,871,326	$309,925,698

(a) Cost of investments – affiliated issuers:	$21,061,149	$11,703,541	$—
(b) Cost of investments – unaffiliated issuers:	$57,787,386	$1,392,045,250	$239,677,219
(c) Cost of investments – repurchase agreements:	$17,999,938	$220,088,767	$69,025,687
(d) Cost of foreign currency:	$5	$124,634	$—
(e) Proceeds from securities sold short:	$—	$56,667,188	$—
(f) Premiums on written options:	$—	$193,031	$—

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:
Paid-in capital	$127,209,393	$1,629,419,631	$310,826,670
Distributable earnings (accumulated loss)	(44,963,763)	(139,548,305)	(900,972)

	$82,245,630	$1,489,871,326	$309,925,698

Net assets attributable to:
Class III	$13,377,359	$118,769,432	$—

Class IV	$68,868,271	$—	$—

Class VI	$—	$158,634,772	$309,925,698

Class R6	$—	$317,487,455	$—

Class I	$—	$894,979,667	$—

Shares outstanding:
Class III	770,718	4,858,206	—

Class IV	3,945,922	—	—

Class VI	—	6,487,888	61,842,597

Class R6	—	13,036,762	—

Class I	—	36,691,658	—

Net asset value per share:
Class III	$17.36	$24.45	$—

Class IV	$17.45	$—	$—

Class VI	$—	$24.45	$5.01

Class R6	$—	$24.35	$—

Class I	$—	$24.39	$—

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2025

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Investment income:
Interest	$1,920,220	$171,374,971	$5,889,183
Dividends from unaffiliated issuers	71,006	154,451	95,318
Other income	—	4,649	—

Total investment income	1,991,226	171,534,071	5,984,501

Expenses:
Management fee (Note 5)	102,486	7,917,220	506,460
Shareholder service fee – Class III (Note 5)	—	1,496,408	—
Shareholder service fee – Class IV (Note 5)	—	1,084,321	—
Shareholder service fee – Class VI (Note 5)	22,547	99,075	79,460
Shareholder service fee – Class I (Note 5)	—	—	345
Audit and tax fees	95,880	154,362	72,807
Custodian, fund accounting agent and transfer agent fees	23,370	415,220	71,247
Legal fees	17,904	42,330	6,383
Registration fees	2,488	23,260	33,362
Trustees’ fees and related expenses (Note 5)	2,588	135,855	8,643
Interest expense (Note 2)	—	1,482,419	—
Miscellaneous	2,388	45,645	5,396

Total expenses	269,651	12,896,115	784,103

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(116,127)	—	(116,740)

Net expenses	153,524	12,896,115	667,363

Net investment income (loss)	1,837,702	158,637,956	5,317,138

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(48,229)	(151,175,882)	(2,118,083)
Investments in affiliated issuers	—	4,743	—
Futures contracts	(1,661,090)	—	171,998
Options	—	6,444,672	461,699
Swap contracts	(192,213)	(31,726,646)	8,098,579
Forward currency contracts	118,670	18,689,054	4,511,634
Foreign currency and foreign currency related transactions	16,201	(2,217,335)	141,782

Net realized gain (loss)	(1,766,661)	(159,981,394)	11,267,609

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	45,426	336,349,880	2,310,221
Investments in affiliated issuers	—	483,972	—
Investments in securities sold short	—	(243,767)	—
Futures contracts	711,545	—	60,245
Options	—	(6,561,691)	(152,876)
Swap contracts	(76,469)	15,295,528	(2,330,062)
Forward currency contracts	(48,543)	(4,513,925)	(2,603,960)
Foreign currency and foreign currency related transactions	—	(83,165)	—

Net change in unrealized appreciation (depreciation)	631,959	340,726,832	(2,716,432)

Net realized and unrealized gain (loss)	(1,134,702)	180,745,438	8,551,177

Net increase (decrease) in net assets resulting from operations	$703,000	$339,383,394	$13,868,315

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2025 — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Investment income:
Interest	$1,976,184	$95,932,009	$21,771,378
Dividends from affiliated issuers (Note 10)	994,783	567,830	—
Dividends from unaffiliated issuers	51,152	422,740	21,326

Total investment income	3,022,119	96,922,579	21,792,704

Expenses:
Management fee (Note 5)	199,668	6,094,252	342,204
Shareholder service fee – Class III (Note 5)	19,894	176,970	—
Shareholder service fee – Class IV (Note 5)	66,604	—	—
Shareholder service fee – Class VI (Note 5)	—	116,493	—
Shareholder service fee – Class R6 (Note 5)	—	373,486	—
Shareholder service fee – Class I (Note 5)	—	1,417,181	—
Audit and tax fees	89,862	124,624	39,749
Custodian, fund accounting agent and transfer agent fees	100,913	1,462,235	94,070
Legal fees	19,475	48,652	11,481
Registration fees	6,616	106,303	2,777
Trustees’ fees and related expenses (Note 5)	4,598	91,710	27,740
Miscellaneous	10,946	82,524	4,001

Total expenses	518,576	10,094,430	522,022
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(193,711)	(453,674)	(147,742)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(72,103)	(9,294)	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(10,184)	—	—

Net expenses	242,578	9,631,462	374,280

Net investment income (loss)	2,779,541	87,291,117	21,418,424

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,537,722)	(4,979,439)	520,268
Investments in securities sold short	—	(5,563)	—
Futures contracts	(473,091)	3,329,037	—
Written options	—	1,222,709	—
Swap contracts	(1,926,333)	(16,256,610)	—
Forward currency contracts	1,507,635	125,822	—
Foreign currency and foreign currency related transactions	268,595	18,594	—

Net realized gain (loss)	(2,160,916)	(16,545,450)	520,268

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,132,039	19,648,732	188,764
Investments in affiliated issuers	594,765	23,233	—
Investments in securities sold short	—	(779,690)	—
Futures contracts	190,662	413,450	—
Written options	—	82,535	—
Swap contracts	102,008	9,529,211	—
Forward currency contracts	(1,119,488)	20,439	—
Foreign currency and foreign currency related transactions	3,035	13,587	—

Net change in unrealized appreciation (depreciation)	3,903,021	28,951,497	188,764

Net realized and unrealized gain (loss)	1,742,105	12,406,047	709,032

Net increase (decrease) in net assets resulting from operations	$4,521,646	$99,697,164	$22,127,456

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund			Emerging Country Debt Fund
	Year Ended February 28/29,			Year Ended February 28/29,
	2025	2024		2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,837,702	$1,316,693		$158,637,956	$178,067,854
Net realized gain (loss)	(1,766,661)	664,466		(159,981,394)	(201,200,446)
Change in net unrealized appreciation (depreciation)	631,959	312,638		340,726,832	436,765,152

Net increase (decrease) in net assets from operations	703,000	2,293,797		339,383,394	413,632,560

Distributions to shareholders:
Class III	—	(409	)*	(59,497,375)	(128,801,963)
Class IV	—	—		(77,986,472)	(98,805,105)
Class VI	(1,873,103)	(1,687,818)		(10,742,727)	(25,492,175)

Total distributions	(1,873,103)	(1,688,227)		(148,226,574)	(253,099,243)

Net share transactions (Note 9):
Class III	—	(18,436	)*	(246,557,877)	(216,705,807)
Class IV	—	—		200,409,914	(282,607,487)
Class VI	2,322,468	19,488,953		(90,045,151)	(175,067,798)

Increase (decrease) in net assets resulting from net share transactions	2,322,468	19,470,517		(136,193,114)	(674,381,092)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—		926,538	2,537,837
Class IV	—	—		934,892	1,925,340
Class VI	—	—		168,411	570,885

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—		2,029,841	5,034,062

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	2,322,468	19,470,517		(134,163,273)	(669,347,030)

Total increase (decrease) in net assets	1,152,365	20,076,087		56,993,547	(508,813,713)
Net assets:
Beginning of period	40,226,519	20,150,432		2,277,547,626	2,786,361,339

End of period	$41,378,884	$40,226,519		$2,334,541,173	$2,277,547,626

*	Class III liquidated on August 28, 2023.

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	High Yield Fund		Multi-Sector Fixed Income Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,317,138	$6,613,315	$2,779,541	$4,239,021
Net realized gain (loss)	11,267,609	9,308,525	(2,160,916)	(7,089,997)
Change in net unrealized appreciation (depreciation)	(2,716,432)	3,136,399	3,903,021	5,863,853

Net increase (decrease) in net assets from operations	13,868,315	19,058,239	4,521,646	3,012,877

Distributions to shareholders:
Class III	—	—	(586,364)	—
Class IV	—	—	(2,964,412)	—
Class VI	(18,390,218)	(7,199,889)	—	—
Class I	(26,781)	(281)*	—	—

Total distributions	(18,416,999)	(7,200,170)	(3,550,776)	—

Net share transactions (Note 9):
Class III	—	—	1,050,609	(2,877,718)
Class IV	—	—	4,205,040	(27,985,359)
Class VI	(21,440,530)	(109,659,827)	—	—
Class I	666,264	91,563 *	—	—

Increase (decrease) in net assets resulting from net share transactions	(20,774,266)	(109,568,264)	5,255,649	(30,863,077)

Total increase (decrease) in net assets	(25,322,950)	(97,710,195)	6,226,519	(27,850,200)
Net assets:
Beginning of period	159,504,876	257,215,071	76,019,111	103,869,311

End of period	$134,181,926	$159,504,876	$82,245,630	$76,019,111

*	Period from April 13, 2023 (commencement of operations) through February 29, 2024.

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$87,291,117	$79,883,609	$21,418,424	$24,040,443
Net realized gain (loss)	(16,545,450)	(2,203,883)	520,268	(280,989)
Change in net unrealized appreciation (depreciation)	28,951,497	4,143,909	188,764	1,157,739

Net increase (decrease) in net assets from operations	99,697,164	81,823,635	22,127,456	24,917,193

Distributions to shareholders:
Class III	(5,824,171)	(4,242,957)	—	—
Class VI	(10,482,228)	(18,647,963)	(21,486,831)	(24,040,453)
Class R6	(12,303,129)	(11,825,892)	—	—
Class I	(45,431,651)	(50,926,913)	—	—

Total distributions	(74,041,179)	(85,643,725)	(21,486,831)	(24,040,453)

Net share transactions (Note 9):
Class III	47,026,357	21,964,569	—	—
Class VI	(91,558,971)	(144,019,338)	(240,163,994)	140,115,213
Class R6	135,691,096	(7,398,523)	—	—
Class I	(57,132,158)	436,305,895	—	—

Increase (decrease) in net assets resulting from net share transactions	34,026,324	306,852,603	(240,163,994)	140,115,213

Total increase (decrease) in net assets	59,682,309	303,032,513	(239,523,369)	140,991,953
Net assets:
Beginning of period	1,430,189,017	1,127,156,504	549,449,067	408,457,114

End of period	$1,489,871,326	$1,430,189,017	$309,925,698	$549,449,067

53	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class VI Shares
	Year Ended February 28/29,
	2025		2024		2023		2022		2021
Net asset value, beginning of period	$19.52		$20.37		$23.52		$23.88		$22.72

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.86		0.92		0.40		0.39		0.27
Net realized and unrealized gain (loss)	(0.67)		(0.71)		(3.40)		(0.31)		1.18

Total from investment operations	0.19		0.21		(3.00)		0.08		1.45

Less distributions to shareholders:
From net investment income	(0.91)		(1.06)		(0.15)		(0.44)		(0.29)

Total distributions	(0.91)		(1.06)		(0.15)		(0.44)		(0.29)

Net asset value, end of period	$18.80		$19.52		$20.37		$23.52		$23.88

Total Return(b)	1.22%		0.88%		(12.81)%		0.26%		6.39%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,379		$40,227		$20,131		$37,997		$58,621
Net operating expenses to average daily net assets	0.37	%(c)	0.35	%(c)	0.32	%(c)	0.31	%(c)	0.31	%(c)
Total net expenses to average daily net assets	0.37	%(c)	0.35	%(c)	0.32	%(c)	0.31	%(c)	0.31	%(c)
Net investment income (loss) to average daily net assets(a)	4.48%		4.61%		1.88%		1.60%		1.15%
Portfolio turnover rate(d)	84%		0%		95%		209%		30%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.28%		0.39%		0.61%		0.17	%(e)	0.08	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	N/A	N/A	96%	206%	39%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	54

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares
	Year Ended February 28/29,
	2025	2024		2023		2022		2021
Net asset value, beginning of period	$18.90	$17.71		$21.34		$25.54		$27.38

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.40	1.27		1.28		1.42		1.56
Net realized and unrealized gain (loss)	1.61	1.82		(2.52)		(3.16)		(0.85)

Total from investment operations	3.01	3.09		(1.24)		(1.74)		0.71

Less distributions to shareholders:
From net investment income	(1.35)	(1.90)		(2.39)		(1.82)		(1.93)
From net realized gains	—	—		—		(0.64)		(0.62)

Total distributions	(1.35)	(1.90)		(2.39)		(2.46)		(2.55)

Net asset value, end of period	$20.56	$18.90		$17.71		$21.34		$25.54

Total Return(b)	16.21%	18.14%		(5.52)%		(7.83)%		2.67%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$928,858	$1,085,552		$1,222,989		$942,565		$1,010,106
Net operating expenses to average daily net assets(c)	0.54%	0.54%		0.54%		0.53%		0.54%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.06%	0.04%		0.00	%(e)	—		0.00	%(e)
Total net expenses to average daily net assets(c)	0.60%	0.58%		0.54%		0.53%		0.54%
Net investment income (loss) to average daily net assets(a)	6.98%	6.96%		6.75%		5.62%		6.02%
Portfolio turnover rate(f)	35%	20%		32%		34%		56%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	0.00	%(e) (g)	—		0.00	%(e) (g)	0.00	%(e) (g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02	$0.04		$0.02		$0.02		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	N/A	20%	32%	33%	55%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

55	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2025	2024		2023		2022		2021
Net asset value, beginning of period	$18.86	$17.67		$21.30		$25.50		$27.34

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.41	1.27		1.28		1.41		1.39
Net realized and unrealized gain (loss)	1.62	1.82		(2.51)		(3.14)		(0.66)

Total from investment operations	3.03	3.09		(1.23)		(1.73)		0.73

Less distributions to shareholders:
From net investment income	(1.37)	(1.90)		(2.40)		(1.83)		(1.95)
From net realized gains	—	—		—		(0.64)		(0.62)

Total distributions	(1.37)	(1.90)		(2.40)		(2.47)		(2.57)

Net asset value, end of period	$20.52	$18.86		$17.67		$21.30		$25.50

Total Return(b)	16.34%	18.22%		(5.48)%		(7.82)%		2.73%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,242,784	$955,908		$1,170,559		$1,531,528		$3,218,116
Net operating expenses to average daily net assets(c)	0.48%	0.49%		0.49%		0.48%		0.49%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.07%	0.04%		0.00	%(e)	—		0.00	%(e)
Total net expenses to average daily net assets(c)	0.55%	0.53%		0.49%		0.48%		0.49%
Net investment income (loss) to average daily net assets(a)	7.03%	7.02%		6.78%		5.56%		5.38%
Portfolio turnover rate(f)	35%	20%		32%		34%		56%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	0.00	%(e) (g)	—		0.00	%(e) (g)	0.00	%(e) (g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02	$0.03		$0.02		$0.02		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	N/A	20%	32%	33%	55%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class VI Shares
						Period from July 29, 2021 (commencement of operations) through February 28,
	Year Ended February 28/29,
	2025	2024		2023		2022
Net asset value, beginning of period	$18.85	$17.66		$21.30		$25.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.41	1.28		1.27		0.77
Net realized and unrealized gain (loss)	1.61	1.82		(2.51)		(3.60)

Total from investment operations	3.02	3.10		(1.24)		(2.83)

Less distributions to shareholders:
From net investment income	(1.37)	(1.91)		(2.40)		(1.55)
From net realized gains	—	—		—		(0.21)

Total distributions	(1.37)	(1.91)		(2.40)		(1.76)

Net asset value, end of period	$20.50	$18.85		$17.66		$21.30

Total Return(b)	16.33%	18.27%		(5.49)%		(11.63	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,899	$236,087		$392,813		$1,255,123
Net operating expenses to average daily net assets(c)	0.44%	0.44%		0.44%		0.43	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.06%	0.04%		0.00	%(e)	—
Total net expenses to average daily net assets(c)	0.50%	0.48%		0.44%		0.43	%*
Net investment income (loss) to average daily net assets(a)	7.09%	7.06%		6.68%		5.35	%*
Portfolio turnover rate(f)	35%	20%		32%		34	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	0.00	%(e) (g)	—		0.00	%(e) (g)*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02	$0.04		$0.02		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	N/A	20%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Year Ended February 28/29,
	2025	2024	2023		2022		2021
Net asset value, beginning of period	$17.79	$16.73	$18.61		$20.90		$19.94

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.65	0.64	0.32		0.21		0.64
Net realized and unrealized gain (loss)	1.01	1.20	(0.87)		0.13		0.77

Total from investment operations	1.66	1.84	(0.55)		0.34		1.41

Less distributions to shareholders:
From net investment income	(2.42)	(0.78)	(1.30)		(0.68)		(0.40)
From net realized gains	—	—	(0.03)		(1.95)		(0.05)

Total distributions	(2.42)	(0.78)	(1.33)		(2.63)		(0.45)

Net asset value, end of period	$17.03	$17.79	$16.73		$18.61		$20.90

Total Return(b)	9.95%	11.03%	(2.90)%		1.35%		7.21%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$133,424	$159,413	$257,215		$84,586		$94,545
Net operating expenses to average daily net assets(c)	0.46%	0.46%	0.46%		0.51%		0.52	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—	—	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(c)	0.46%	0.46%	0.46%		0.51%		0.52	%(d)
Net investment income (loss) to average daily net assets(a)	3.67%	3.70%	1.86%		1.05%		3.23%
Portfolio turnover rate(g)	115%	94%	31%		98%		288%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%	0.06%	0.01%		0.03%		0.00	%(f) (h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	317%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	58

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND (continued)

	Class I Shares
		Period from April 13, 2023 (commencement of operations) through February 29,
	Year Ended February 28/29,
	2025	2024
Net asset value, beginning of period	$17.78	$17.15

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.59	0.54
Net realized and unrealized gain (loss)	1.04	0.86

Total from investment operations	1.63	1.40

Less distributions to shareholders:
From net investment income	(2.41)	(0.77)

Total distributions	(2.41)	(0.77)

Net asset value, end of period	$17.00	$17.78

Total Return(b)	9.75%	8.20	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$758	$92
Net expenses to average daily net assets(c)	0.65%	0.60	%*
Net investment income (loss) to average daily net assets(a)	3.42%	3.47	%*
Portfolio turnover rate	115%	94	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	1.37%	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

59	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND

	Class III Shares
	Year Ended February 28/29,
	2025	2024	2023		2022		2021
Net asset value, beginning of period	$17.17	$16.54	$18.84		$20.13		$22.19

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.60	0.69	0.47		0.27		0.43
Net realized and unrealized gain (loss)	0.38	(0.06)	(2.45)		(0.99)		(0.24	)(b)

Total from investment operations	0.98	0.63	(1.98)		(0.72)		0.19

Less distributions to shareholders:
From net investment income	(0.79)	—	(0.32)		—		(0.93)
From net realized gains	—	—	—		(0.57)		(1.32)

Total distributions	(0.79)	—	(0.32)		(0.57)		(2.25)

Net asset value, end of period	$17.36	$17.17	$16.54		$18.84		$20.13

Total Return(c)	5.82%	3.81%	(10.54)%		(3.74)%		0.59%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,377	$12,166	$14,757		$8,803		$31,602
Net operating expenses to average daily net assets(d)	0.35%	0.32%	0.29%		0.31%		0.30%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—	—	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(d)	0.35%	0.32%	0.29%		0.31%		0.30%
Net investment income (loss) to average daily net assets(a)	3.44%	4.12%	2.70%		1.33%		1.98%
Portfolio turnover rate(g)	444%	419%	326%		256%		262%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.35%	0.30%	0.33%		0.24%		0.19%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	N/A	N/A	329%	263%	335%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	60

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2025	2024	2023		2022		2021
Net asset value, beginning of period	$17.26	$16.61	$18.93		$20.20		$22.26

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.61	0.70	0.47		0.28		0.35
Net realized and unrealized gain (loss)	0.37	(0.05)	(2.46)		(0.98)		(0.16	)(b)

Total from investment operations	0.98	0.65	(1.99)		(0.70)		0.19

Less distributions to shareholders:
From net investment income	(0.79)	—	(0.33)		—		(0.93)
From net realized gains	—	—	—		(0.57)		(1.32)

Total distributions	(0.79)	—	(0.33)		(0.57)		(2.25)

Net asset value, end of period	$17.45	$17.26	$16.61		$18.93		$20.20

Total Return(c)	5.84%	3.91%	(10.56)%		(3.63)%		0.59%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,868	$63,853	$89,113		$116,178		$133,862
Net operating expenses to average daily net assets(d)	0.30%	0.27%	0.24%		0.25%		0.24%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—	—	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(d)	0.30%	0.27%	0.24%		0.25%		0.24%
Net investment income (loss) to average daily net assets(a)	3.49%	4.13%	2.70%		1.39%		1.57%
Portfolio turnover rate(g)	444%	419%	326%		256%		262%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.35%	0.30%	0.33%		0.25%		0.19%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	N/A	N/A	329%	263%	335%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class III Shares
	Year Ended February 28/29,						Period from February 1, 2022 (commencement of operations through February 28,		Period from July 21, 2021 (commencement of operations) through December 28,
	2025		2024		2023		2022		2021
Net asset value, beginning of period	$24.00		$24.11		$25.56		$25.66		$25.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.40		1.51		1.05		0.07		0.44
Net realized and unrealized gain (loss)	0.23		0.01		(1.23)		(0.17)		(0.33)

Total from investment operations	1.63		1.52		(0.18)		(0.10)		0.11

Less distributions to shareholders:
From net investment income	(1.18)		(1.63)		(0.90)		—		(0.42)
From net realized gains	—		—		(0.37)		—		—

Total distributions	(1.18)		(1.63)		(1.27)		—		(0.42)

Net asset value, end of period	$24.45		$24.00		$24.11		$25.56		$25.57

Total Return(b)	6.98%		6.44%		(0.66)%		(0.39	)%**	0.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$118,769		$69,589		$48,101		$12,281		$13,847
Net operating expenses to average daily net assets(c)	0.58%		0.57%		0.56%		0.70	%*	0.56	%*
Interest and/or dividend expenses to average daily net assets(d)	—		0.00	%(e)	0.00	%(e)	0.00	%(e) *	0.00	%(e) *
Total net expenses to average daily net assets(c)	0.58%		0.57%		0.56%		0.70	%*	0.56	%*
Net investment income (loss) to average daily net assets(a)	5.79%		6.19%		4.19%		3.92	%*	3.84	%*
Portfolio turnover rate(f)	277%		160%		73%		95	%**	95	%**
Fees and expenses reimbursed and/or waived by GMO to average daily netassets:	0.03	%(g)	0.04	%(g)	0.06%		0.08	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	275%	159%	72%	94%	45%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2025		2024		2023		2022		2021
Net asset value, beginning of period	$24.00		$24.10		$25.56		$25.84		$26.15

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.43		1.52		1.11		0.81		1.06
Net realized and unrealized gain (loss)	0.22		0.03		(1.27)		(0.55)		(0.31)

Total from investment operations	1.65		1.55		(0.16)		0.26		0.75

Less distributions to shareholders:
From net investment income	(1.20)		(1.65)		(0.93)		(0.54)		(1.06)
From net realized gains	—		—		(0.37)		—		—

Total distributions	(1.20)		(1.65)		(1.30)		(0.54)		(1.06)

Net asset value, end of period	$24.45		$24.00		$24.10		$25.56		$25.84

Total Return(b)	7.07%		6.56%		(0.58)%		1.00%		2.95%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,635		$246,187		$389,295		$375,117		$477,457
Net operating expenses to average daily net assets(c)	0.48%		0.48%		0.47%		0.47%		0.47%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets(c)	0.48%		0.48%		0.47%		0.47%		0.47%
Net investment income (loss) to average daily net assets(a)	5.90%		6.24%		4.52%		3.13%		4.12%
Portfolio turnover rate(f)	277%		160%		73%		95%		43%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g)	0.03	%(g)	0.05%		0.05	%(g)	0.05	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	275%	159%	72%	94%	45%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,						Period from May 19, 2021 (commencement of operations) through February 28,
	2025		2024		2023		2022
Net asset value, beginning of period	$23.91		$24.02		$25.48		$25.86

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.38		1.50		1.08		0.67
Net realized and unrealized gain (loss)	0.25		0.01		(1.27)		(0.51)

Total from investment operations	1.63		1.51		(0.19)		0.16

Less distributions to shareholders:
From net investment income	(1.19)		(1.62)		(0.90)		(0.54)
From net realized gains	—		—		(0.37)		—

Total distributions	(1.19)		(1.62)		(1.27)		(0.54)

Net asset value, end of period	$24.35		$23.91		$24.02		$25.48

Total Return(b)	6.96%		6.43%		(0.68)%		0.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317,487		$178,391		$186,230		$152,877
Net operating expenses to average daily net assets(c)	0.58%		0.57%		0.56%		0.58	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		0.00	%(e)	0.00	%(e)	0.00	%(e) *
Total net expenses to average daily net assets(c)	0.58%		0.57%		0.56%		0.58	%*
Net investment income (loss) to average daily net assets(a)	5.73%		6.16%		4.42%		3.29	%*
Portfolio turnover rate(f)	277%		160%		73%		95	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(g)	0.04	%(g)	0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	275%	159%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class I Shares
	Year Ended February 28/29,
	2025		2024		2023		2022		2021
Net asset value, beginning of period	$23.95		$24.06		$25.51		$25.80		$26.12

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.37		1.48		1.06		0.77		0.89
Net realized and unrealized gain (loss)	0.23		0.01		(1.26)		(0.57)		(0.18)

Total from investment operations	1.60		1.49		(0.20)		0.20		0.71

Less distributions to shareholders:
From net investment income	(1.16)		(1.60)		(0.88)		(0.49)		(1.03)
From net realized gains	—		—		(0.37)		—		—

Total distributions	(1.16)		(1.60)		(1.25)		(0.49)		(1.03)

Net asset value, end of period	$24.39		$23.95		$24.06		$25.51		$25.80

Total Return(b)	6.84%		6.33%		(0.73)%		0.77%		2.79%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$894,980		$936,022		$503,531		$443,602		$417,150
Net operating expenses to average daily net assets(c)	0.69%		0.67%		0.66%		0.67%		0.68%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets(c)	0.69%		0.67%		0.66%		0.67%		0.68%
Net investment income (loss) to average daily net assets(a)	5.68%		6.09%		4.33%		2.97%		3.47%
Portfolio turnover rate(f)	277%		160%		73%		95%		43%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g)	0.04	%(g)	0.05%		0.05	%(g)	0.07	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	275%	159%	72%	94%	45%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Class VI Shares
	Year Ended February 28/29,
	2025	2024	2023	2022		2021
Net asset value, beginning of period	$5.00	$4.99	$5.01	$5.04		$5.02

Income (loss) from investment operations:
Net investment income (loss)†	0.25	0.26	0.13	0.01		0.01
Net realized and unrealized gain (loss)	0.00 (a)	0.01	(0.03)	(0.04)		0.02

Total from investment operations	0.25	0.27	0.10	(0.03)		0.03

Less distributions to shareholders:
From net investment income	(0.24)	(0.26)	(0.12)	(0.00	)(a)	(0.01)
From net realized gains	—	—	—	(0.00	)(a)	(0.00	)(a)

Total distributions	(0.24)	(0.26)	(0.12)	(0.00	)(a)	(0.01)

Net asset value, end of period	$5.01	$5.00	$4.99	$5.01		$5.04

Total Return(b)	5.22%	5.54%	2.00%	(0.37)%		0.63%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$309,926	$549,449	$408,457	$257,766		$382,455
Net expenses to average daily net assets	0.09%	0.08%	0.01%	0.02%		0.08%
Net investment income (loss) to average daily net assets	5.03%	5.22%	2.60%	0.13%		0.20%
Portfolio turnover rate(c)	0%	0%	0%	0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.04%	0.12%	0.10%		0.03%

(a)	Rounds to less than $0.01.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Notes to Financial Statements

February 28, 2025

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

Effective June 30, 2024, GMO U.S. Treasury Fund Core Shares were redesignated as Class VI Shares. This share class name change had no impact on the Fund’s operations or investment policies.

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of its benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of its benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of its benchmark
Multi-Sector Fixed Income Fund	Bloomberg U.S. Aggregate Index	Total return in excess of its benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current
income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between

67

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using

68

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2025:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$6,922,592	$—	$—	$6,922,592

TOTAL DEBT OBLIGATIONS	6,922,592	—	—	6,922,592

Short-Term Investments	2,082,741	31,999,000	—	34,081,741

Total Investments	9,005,333	31,999,000	—	41,004,333

Derivatives^
Futures Contracts
Interest Rate Risk	1,007,460	—	—	1,007,460
Swap Contracts
Credit Risk	—	293,761	—	293,761

Total	$10,012,793	$32,292,761	$—	$42,305,554

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,559,857	$—	$5,559,857
Corporate Debt	—	143,191,257	14,400,563	157,591,820
Sovereign and Sovereign Agency Issuers	—	1,916,018,972	118,110,776	2,034,129,748
U.S. Government	48,291,815	—	—	48,291,815

TOTAL DEBT OBLIGATIONS	48,291,815	2,064,770,086	132,511,339	2,245,573,240

Loan Assignments	—	—	25,781,502	25,781,502
Loan Participations	—	—	4,496,624	4,496,624
Investment Funds	—	—	13,164,429	13,164,429
Rights/Warrants	—	32,718,029	200,239	32,918,268
Short-Term Investments	1,594,904	14,049,031	—	15,643,935

Total Investments	49,886,719	2,111,537,146	176,154,133	2,337,577,998

69

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$418,069	$—	$418,069
Swap Contracts
Credit Risk	—	6,084,102	—	6,084,102
Interest Rate Risk	—	5,165,707	—	5,165,707

Total	$49,886,719	$2,123,205,024	$176,154,133	$2,349,245,876

Liability Valuation Inputs
Debt Obligations
Sovereign and Sovereign Agency Issuers	$—	$(10,300,517)	$—	$(10,300,517)

TOTAL DEBT OBLIGATIONS	—	(10,300,517)	—	(10,300,517)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(3,570,442)	—	(3,570,442)
Swap Contracts
Credit Risk	—	(878,052)	—	(878,052)
Interest Rate Risk	—	(4,036,316)	—	(4,036,316)

Total	$—	$(18,785,327)	$—	$(18,785,327)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$35,933,750	$—	$35,933,750
U.S. Government	59,941,063	—	—	59,941,063

TOTAL DEBT OBLIGATIONS	59,941,063	35,933,750	—	95,874,813

Short-Term Investments	4,298,460	33,750,740	—	38,049,200

Total Investments	64,239,523	69,684,490	—	133,924,013

Derivatives^
Futures Contracts
Interest Rate Risk	74,025	—	—	74,025
Swap Contracts
Credit Risk	—	901,176	—	901,176
Interest Rate Risk	—	1,208,723	—	1,208,723

Total	$64,313,548	$71,794,389	$—	$136,107,937

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(934,044)	$—	$(934,044)
Written Options
Credit Risk	—	(140,732)	—	(140,732)

Total	$—	$(1,074,776)	$—	$(1,074,776)

70

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$18,196,556	$—	$18,196,556
U.S. Government	2,855,131	—	—	2,855,131
U.S. Government Agency	—	18,004,007	—	18,004,007

TOTAL DEBT OBLIGATIONS	2,855,131	36,200,563	—	39,055,694

Common Stocks	13,798,200	—	—	13,798,200
Mutual Funds	18,752,421	—	—	18,752,421
Short-Term Investments	—	27,661,601	—	27,661,601

Total Investments	35,405,752	63,862,164	—	99,267,916

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	188,592	—	188,592
Futures Contracts
Interest Rate Risk	285,317	—	—	285,317
Swap Contracts
Interest Rate Risk	—	191,043	—	191,043

Total	$35,691,069	$64,241,799	$—	$99,932,868

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(515,560)	$—	$(515,560)
Futures Contracts
Interest Rate Risk	(4,217)	—	—	(4,217)
Swap Contracts
Credit Risk	—	(88,084)	—	(88,084)
Interest Rate Risk	—	(485,399)	—	(485,399)

Total	$(4,217)	$(1,089,043)	$—	$(1,093,260)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,015,513,406	$6,633,270	$1,022,146,676
U.S. Government	202,251,135	—	—	202,251,135
U.S. Government Agency	—	93,902,817	—	93,902,817

TOTAL DEBT OBLIGATIONS	202,251,135	1,109,416,223	6,633,270	1,318,300,628

Mutual Funds	11,639,444	—	—	11,639,444
Short-Term Investments	2,305,116	220,088,767	—	222,393,883
Purchased Options	—	284,158	—	284,158

Total Investments	216,195,695	1,329,789,148	6,633,270	1,552,618,113

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	31,159	—	31,159
Futures Contracts
Interest Rate Risk	974,570	—	—	974,570

71

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contracts
Credit Risk	$—	$20,029,096	$—	$20,029,096

Total	$217,170,265	$1,349,849,403	$6,633,270	$1,573,652,938

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(57,126,069)	$—	$(57,126,069)

TOTAL DEBT OBLIGATIONS	—	(57,126,069)	—	(57,126,069)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(10,720)	—	(10,720)
Futures Contracts
Interest Rate Risk	(40,640)	—	—	(40,640)
Written Options
Credit Risk	—	(64,937)	—	(64,937)
Swap Contracts
Credit Risk	—	(9,129,678)	—	(9,129,678)
Interest Rate Risk	—	(201,899)	—	(201,899)

Total	$(40,640)	$(66,533,303)	$—	$(66,573,943)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$194,054,857	$115,302,807	$—	$309,357,664

Total Investments	194,054,857	115,302,807	—	309,357,664

Total	$194,054,857	$115,302,807	$—	$309,357,664

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of February 28, 2025, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Enel Generacion Chile SA, 8.13%, due 02/01/97 which is valued based on the average of a selection of comparable bonds and applying a 270 basis point discount for liquidity considerations and an investment fund valued based on a monthly net asset value statement.

72

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2024	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3		Balances as of February 28, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2025
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$15,769,296	$—	$(4,795,665)	$19,162	$3,074,375	$333,395	$—	$—		$14,400,563	$526,511
Sovereign and Sovereign Agency Issuers	160,306,605	31,141	(84,208,344)	3,239,886	(6,525,758)	61,192,189	—	(15,924,943	)‡	118,110,776	12,683,883
Investment Funds	13,370,532	—	(694,818)	—	4,743	483,972	—	—		13,164,429	702,866
Loan Assignments	22,151,861	13,393,243	(12,061,716)	346,643	1,646,753	304,718	—	—		25,781,502	298,163
Loan Participations	8,710,556	—	(4,441,837)	87,048	76,420	64,437	—	—		4,496,624	13,913
Rights/Warrants	5,204,280	—	—	—	—	3,765,602	—	(8,769,643	)‡	200,239	(122,849)

Total Investments	225,513,130	13,424,384	(106,202,380)	3,692,739	(1,723,467)	66,144,313	—	(24,694,586)		176,154,133	14,102,487

Derivatives
Options	117,019	—	—	—	6,444,672	(6,561,691)	—	—		—	—

Total	$225,630,149	$13,424,384	$(106,202,380)#	$3,692,739	$4,721,205	$59,582,622	$—	$(24,694,586)		$176,154,133	$14,102,487

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $20,134,441 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended February 28, 2025.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Corporate Debt	14,400,563	Fair Value	Discount for lack of liquidity/marketability	2.70% (N/A	)
Sovereign and Sovereign Agency Issuers	40,003,800	Fair Value	Discount for lack of liquidity/marketability	1.40% - 1.60% (1.42%	)
Sovereign and Sovereign Agency Issuers	22,635	Fair Value	Discount for lack of liquidity/marketability	99% (N/A	)
Loan Assignments	2,460,841	Fair Value	Discount for lack of liquidity/marketability	4.00% - 5.00% (4.80%	)
Loan Assignments	10,521,839	Fair Value	Vendor price of comparable loan	N/A
Loan Participations	312,236	Fair Value	Discount for lack of liquidity/marketability	5.00% (N/A	)
Warrants	200,239	Fair Value	Discount for lack of liquidity/marketability	50% (N/A	)
Investment Funds	13,164,429	Fair Value	Net asset value statement	(N/A	)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of February 28, 2025, the value of these securities and/or derivatives for Emerging Country Debt Fund was $95,067,551. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

73

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

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February 28, 2025

As of February 28, 2025, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at year end. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Asset Allocation Bond Fund	Nomura Securities International, Inc.	31,999,000	32,697,351	3
Emerging Country Debt Fund	Morgan Stanley & Co. International PLC	736,656	721,923	N/A*
Emerging Country Debt Fund	Nomura Securities International, Inc.	9,312,500	9,591,875	N/A*
Emerging Country Debt Fund	Nomura Securities International, Inc.	3,999,875	4,079,872	3
High Yield Fund	Nomura Securities International, Inc.	3,999,875	4,079,872	3
Multi-Sector Fixed Income Fund	Nomura Securities International, Inc.	17,999,938	18,359,937	3
Opportunistic Income Fund	Daiwa Capital Markets America, Inc.	220,088,767	224,490,543	3
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	13,978,965	14,258,544	3
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	55,046,722	56,147,657	3

*	The repurchase agreement has an open maturity date and can be closed by either party on demand.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of February 28, 2025, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	49,899,420	56,978,335

As of February 28, 2025, Emerging Country Debt Fund had investments in reverse repurchase agreements with JP Morgan Securities PLC, Morgan Stanley & Co. International PLC and Nomura International PLC with a gross value of $49,899,420. The value of related collateral on reverse repurchase agreements exceeded the value at year end. As of February 28, 2025, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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February 28, 2025

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	February 28, 2025
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$5,040,336	$5,040,336
Sovereign and Sovereign Agency Issuers	—	—	—	—	44,859,084	44,859,084

Total borrowings	$—	$—	$—	$—	$49,899,420	$49,899,420

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) on behalf of the Funds, except for U.S. Treasury Fund and along with other funds managed by GMO, with State Street in order to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergency purposes. The current term of the line of credit under the Credit Agreement is through January 16, 2026. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly.

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February 28, 2025

Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the year ended February 28, 2025.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund and Opportunistic Income Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. The policy of Opportunistic Income Fund is to declare dividends monthly, to the extent net investment income is available. Opportunistic Income Fund will generally pay dividends on the first business day following the declaration. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2025, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

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GMO Trust Funds

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February 28, 2025

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi- Sector Fixed Income Fund	Opportunistic Income Fund	U. S. Treasury Fund
Capital loss carryforwards	X	X	X	X	X	X
Constructive sale gains					X
Defaulted bonds		X
Derivative contract transactions	X	X	X	X	X
Foreign currency transactions	X	X	X	X
Interest, accretion, and amortization		X			X
Late year ordinary losses			X
Losses on wash sale transactions		X	X	X
Losses related to debt obligations					X
Partnership interest tax allocations		X
Paydown gain/losses					X
Post-October capital losses				X	X
Straddle loss deferrals				X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2025		Tax year ended February 29, 2024
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)
Asset Allocation Bond Fund	1,873,103	1,873,103	1,688,227	1,688,227
Emerging Country Debt Fund	148,226,574	148,226,574	253,099,243	253,099,243
High Yield Fund	18,416,999	18,416,999	7,200,170	7,200,170
Multi-Sector Fixed Income Fund	3,550,776	3,550,776	—	—
Opportunistic Income Fund	74,041,179	74,041,179	85,643,725	85,643,725
U.S. Treasury Fund	21,486,831	21,486,831	24,040,453	24,040,453

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

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GMO Trust Funds

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February 28, 2025

As of February 28, 2025, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Asset Allocation Bond Fund	108,252	—	(51,607,650)	—
Emerging Country Debt Fund	26,747,436	—	(517,243,903)	—
High Yield Fund	—	(1,429,212)	(7,681,520)	—
Multi-Sector Fixed Income Fund	848,262	—	(42,469,409)	(64,676)
Opportunistic Income Fund	8,381,231	—	(52,654,847)	(8,513,511)
U.S. Treasury Fund	—	—	(1,555,730)	—

As of February 28, 2025, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2025, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(28,170,171)	(23,437,479)
Emerging Country Debt Fund	(19,206,795)	(498,037,108)
High Yield Fund	(4,110,923)	(3,570,597)
Multi-Sector Fixed Income Fund	(8,162,839)	(34,306,570)
Opportunistic Income Fund	—	(52,654,847)
U.S. Treasury Fund	(1,555,730)	—

As of February 28, 2025, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	40,991,678	12,655	—	12,655	(76,469)
Emerging Country Debt Fund	2,972,930,284	86,039,237	(731,692,040)	(645,652,803)	(1,954,985)
High Yield Fund	134,133,805	—	(209,792)	(209,792)	(100,235)
Multi-Sector Fixed Income Fund	98,587,011	3,069,193	(2,388,288)	680,905	(3,993,479)
Opportunistic Income Fund	1,577,693,246	19,125,574	(101,326,776)	(82,201,202)	(4,454,815)
U.S. Treasury Fund	308,702,906	654,758	—	654,758	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the

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February 28, 2025

prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2025, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

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February 28, 2025

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of February 28, 2025, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Purchase Premium	—	0.75%	—	—	—	—
Redemption Fee	—	0.75%	—	—	—	—

(1)

For the periods from July 31, 2020 to May 18, 2021, May 8, 2020 to July 31, 2020, March 25, 2020 to May 8, 2020, March 16, 2020 to March 25, 2020 the premiums on purchases and the fee on redemptions were each 1.00%, 1.50%, 2.00% and 1.15% respectively, of the amount invested or redeemed.

Other matters – Segment reporting

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) –Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The Investment Adviser acts as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Summary of accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

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February 28, 2025

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Credit Risk	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Market Risk – Asset-Backed Securities	X			X	X
Futures Contracts Risk			X	X	X
Fund of Funds Risk	X		X	X
Smaller Company Risk	X			X	X
Commodities Risk	X
Market Risk – Equities	X
Non-Diversified Funds			X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of an obligation underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments

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in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

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• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g. nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by a Fund and the time the Fund liquidates assets to fund that redemption.

• MARKET RISK— ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

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• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly.

• MARKET RISK—EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• NON-DIVERSIFIED FUNDS. High Yield Fund and Multi-Sector Fixed Income Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund’s) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives,

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including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2025, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk		X	X	X	X
Adjust exposure to foreign currencies	X	X		X
Futures contracts
Adjust interest rate exposure	X		X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X
Options (Purchased)
Achieve exposure to a reference entity’s credit					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit			X		X
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit		X
Swap contracts
Achieve exposure to a reference entity’s credit	X	X	X		X
Adjust exposure to certain markets		X		X	X
Adjust interest rate exposure	X	X		X
Adjust portfolio beta		X
Generate long risk exposure to an index			X
Hedge non-core equity exposure				X
Provide a measure of protection against default loss		X	X		X
Provide exposure to the Fund’s benchmark			X	X

Bond forward contracts

The Funds may enter into bond forward contracts. A bond forward may be a contractual agreement between the Fund and another party to cash settle the difference between the final price of an underlying asset and the forward price, calculated at inception of the contract. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is

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collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time the Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward. Bond forward contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

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In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

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The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025 and the Statements of Operations for the year ended February 28, 2025^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$1,007,460	$1,007,460
Swap Contracts, at value¤	293,761	—	—	293,761

Total	$293,761	$—	$1,007,460	$1,301,221

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(1,661,090)	$(1,661,090)
Swap Contracts	(192,213)	—	—	(192,213)
Forward Currency Contracts	—	118,670	—	118,670

Total	$(192,213)	$118,670	$(1,661,090)	$(1,734,633)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$711,545	$711,545
Swap Contracts	(76,469)	—	—	(76,469)
Forward Currency Contracts	—	(48,543)	—	(48,543)

Total	$(76,469)	$(48,543)	$711,545	$586,533

Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$418,069	$—	$418,069
Swap Contracts, at value¤	6,084,102	—	5,165,707	11,249,809

Total	$6,084,102	$418,069	$5,165,707	$11,667,878

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(3,570,442)	$—	$(3,570,442)
Swap Contracts, at value¤	(878,052)	—	(4,036,316)	(4,914,368)

Total	$(878,052)	$(3,570,442)	$(4,036,316)	$(8,484,810)

Net Realized Gain (Loss) on
Options	$6,444,672	$—	$—	$6,444,672
Swap Contracts	(12,839,537)	—	(18,887,109)	(31,726,646)
Forward Currency Contracts	—	18,689,054	—	18,689,054

Total	$(6,394,865)	$18,689,054	$(18,887,109)	$(6,592,920)

Change in Net Appreciation (Depreciation) on
Options	$(6,561,691)	$—	$—	$(6,561,691)
Swap Contracts	5,428,970	—	9,866,558	15,295,528
Forward Currency Contracts	—	(4,513,925)	—	(4,513,925)

Total	$(1,132,721)	$(4,513,925)	$9,866,558	$4,219,912

90

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February 28, 2025

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
High Yield Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$74,025	$74,025
Swap Contracts, at value¤	901,176	—	1,208,723	2,109,899

Total	$901,176	$—	$1,282,748	$2,183,924

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(934,044)	$—	$(934,044)
Written Options, at value	(140,732)	—	—	(140,732)

Total	$(140,732)	$(934,044)	$—	$(1,074,776)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$171,998	$171,998
Written Options	461,699	—	—	461,699
Swap Contracts	1,621,252	—	6,477,327	8,098,579
Forward Currency Contracts	—	4,511,634	—	4,511,634

Total	$2,082,951	$4,511,634	$6,649,325	$13,243,910

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$60,245	$60,245
Written Options	(152,876)	—	—	(152,876)
Swap Contracts	(97,139)	—	(2,232,923)	(2,330,062)
Forward Currency Contracts	—	(2,603,960)	—	(2,603,960)

Total	$(250,015)	$(2,603,960)	$(2,172,678)	$(5,026,653)

Multi-Sector Fixed Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$188,592	$—	$188,592
Unrealized Appreciation on Futures Contracts¤	—	—	285,317	285,317
Swap Contracts, at value¤	—	—	191,043	191,043

Total	$—	$188,592	$476,360	$664,952

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(515,560)	$—	$(515,560)
Unrealized Depreciation on Futures Contracts¤	—	—	(4,217)	(4,217)
Swap Contracts, at value¤	(88,084)	—	(485,399)	(573,483)

Total	$(88,084)	$(515,560)	$(489,616)	$(1,093,260)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(473,091)	$(473,091)
Swap Contracts	(31,927)	—	(1,894,406)	(1,926,333)
Forward Currency Contracts	—	1,507,635	—	1,507,635

Total	$(31,927)	$1,507,635	$(2,367,497)	$(891,789)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$190,662	$190,662
Swap Contracts	3,142	—	98,866	102,008
Forward Currency Contracts	—	(1,119,488)	—	(1,119,488)

Total	$3,142	$(1,119,488)	$289,528	$(826,818)

91

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February 28, 2025

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$284,158	$—	$—	$284,158
Unrealized Appreciation on Forward Currency Contracts	—	31,159	—	31,159
Unrealized Appreciation on Futures Contracts¤	—	—	974,570	974,570
Swap Contracts, at value¤	20,029,096	—	—	20,029,096

Total	$20,313,254	$31,159	$974,570	$21,318,983

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(10,720)	$—	$(10,720)
Unrealized Depreciation on Futures Contracts¤	—	—	(40,640)	(40,640)
Written Options, at value	(64,937)	—	—	(64,937)
Swap Contracts, at value¤	(9,129,678)	—	(201,899)	(9,331,577)

Total	$(9,194,615)	$(10,720)	$(242,539)	$(9,447,874)

Net Realized Gain (Loss) on
Investments (purchased options)	$(1,501,492)	$—	$—	$(1,501,492)
Futures Contracts	—	—	3,329,037	3,329,037
Written Options	1,222,709	—	—	1,222,709
Swap Contracts	(15,304,542)	—	(952,068)	(16,256,610)
Forward Currency Contracts	—	125,822	—	125,822

Total	$(15,583,325)	$125,822	$2,376,969	$(13,080,534)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$238,118	$—	$—	$238,118
Futures Contracts	—	—	413,450	413,450
Written Options	82,535	—	—	82,535
Swap Contracts	9,915,786	—	(386,575)	9,529,211
Forward Currency Contracts	—	20,439	—	20,439

Total	$10,236,439	$20,439	$26,875	$10,283,753

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

92

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February 28, 2025

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 28, 2025, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2025:

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$199,491	$—	$(199,491)	$—
Citibank N.A.	192,522	—	(192,522)	—
Deutsche Bank AG	8,355	—	(8,355)	—
Goldman Sachs International	456,259	(456,259)	—	— *
JPMorgan Chase Bank, N.A.	436,273	(125,923)	(96,973)	213,377
Morgan Stanley & Co. International PLC	1,073,891	(390,000)	(377,638)	306,253
Morgan Stanley Capital Services LLC	395,302	(220,000)	(35,563)	139,739

Total	$2,762,093	$(1,192,182)	$(910,542)	$659,369

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(82,100)	$—	$—	$(82,100)
Barclays Bank PLC	(1,850,770)	1,651,279	199,491	— *
Citibank N.A.	(523,984)	311,521	192,522	(19,941)
Deutsche Bank AG	(50,988)	—	8,355	(42,633)
JPMorgan Chase Bank, N.A.	(96,973)	—	96,973	—
Morgan Stanley & Co. International PLC	(377,638)	—	377,638	—
Morgan Stanley Capital Services LLC	(35,563)	—	35,563	—
State Street Bank and Trust Company	(1,430,478)	1,430,478	—	— *

Total	$(4,448,494)	$3,393,278	$910,542	$(144,674)

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
JPMorgan Chase Bank, N.A.	$1,208,723	$(560,870)	$—	$647,853

Total	$1,208,723	$(560,870)	$—	$647,853

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February 28, 2025

High Yield Fund ( Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Brown Brothers Harriman & Co.	$(396,083)	$285,580	$—	$(110,503)
Goldman Sachs International	(140,732)	—	—	(140,732)
State Street Bank and Trust Company	(537,961)	537,961	—	— *

Total	$(1,074,776)	$823,541	$—	$(251,235)

Multi-Sector Fixed Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$242	$—	$(242)	$—
Barclays Bank PLC	50,465	—	—	50,465
Brown Brothers Harriman & Co.	11,911	—	(11,911)	—
Citibank N.A.	18,353	—	(5,252)	13,101
Deutsche Bank AG	1,605	—	(1,605)	—
Goldman Sachs International	1,312	—	(1,312)	—
JPMorgan Chase Bank, N.A.	2,873	—	—	2,873
Morgan Stanley & Co. International PLC	33,963	—	(33,963)	—
State Street Bank and Trust Company	67,868	—	(15,669)	52,199

Total	$188,592	$—	$(69,954)	$118,638

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(5,917)	$—	$242	$(5,675)
Brown Brothers Harriman & Co.	(444,539)	346,687	11,911	(85,941)
Citibank N.A.	(5,252)	—	5,252	—
Deutsche Bank AG	(2,929)	—	1,605	(1,324)
Goldman Sachs International	(236,641)	—	1,312	(235,329)
Morgan Stanley & Co. International PLC	(37,772)	3,809	33,963	— *
State Street Bank and Trust Company	(15,669)	—	15,669	—

Total	$(748,719)	$350,496	$69,954	$(328,269)

94

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February 28, 2025

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$439	$(439)	$—	$—	*
Citibank N.A.	3,328,564	(3,309,444)	(19,120)	—	*
Citigroup Global Markets Inc.	3,270,049	(3,112,950)	(156,150)	949
Deutsche Bank AG	194,400	(194,400)	—	—	*
Goldman Sachs International	4,502,150	(4,295,377)	(206,773)	—	*
JPMorgan Chase Bank, N.A.	6,323,166	(6,281,946)	(41,220)	—	*
Morgan Stanley & Co. International PLC	1,542,902	(1,468,057)	(74,845)	—	*
Morgan Stanley Capital Services LLC	1,103,789	(1,090,000)	—	13,789

Total	$20,265,459	$(19,752,613)	$(498,108)	$14,738

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(9,060)	$—	$—	$(9,060)
Citibank N.A.	(19,120)	—	19,120	—
Citigroup Global Markets Inc.	(156,150)	—	156,150	—
Goldman Sachs International	(206,773)	—	206,773	—
JPMorgan Chase Bank, N.A.	(41,220)	—	41,220	—
Morgan Stanley & Co. International PLC	(74,845)	—	74,845	—

Total	$(507,168)	$—	$498,108	$(9,060)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2025:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Swap Contracts ($)
Asset Allocation Bond Fund	1,341,491	112,546,220	—	9,475,000
Emerging Country Debt Fund	426,134,663	—	10,199,750	941,614,620
High Yield Fund	33,621,235	14,471,144	16,750,833	100,492,767
Multi-Sector Fixed Income Fund	33,511,242	41,309,893	—	82,904,116
Opportunistic Income Fund	1,847,244	1,134,203,438	232,799,494	585,922,264

95

GMO Trust Funds

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February 28, 2025

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi- Sector Fixed Income Fund	Opportunistic Income Fund	U. S. Treasury Fund
Management Fee	0.25%	0.35%	0.35%	0.25%	0.40%	0.08	%(a)

(a)	From April 9, 2021 to May 1, 2023, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V		Class VI	Class R6		Class I
Asset Allocation Bond Fund	0.15%*				0.055%
Emerging Country Debt Fund	0.15%	0.10%			0.055%
High Yield Fund	0.15%*	0.10%*	0.085	%*	0.055%	0.15	%*	0.15%
Multi-Sector Fixed Income Fund	0.15%	0.10%				0.15	%*	0.15%*
Opportunistic Income Fund	0.15%				0.055%	0.15%		0.15%

*	Class is offered but has no shareholders as of February 28, 2025.

For Asset Allocation Bond Fund, Multi-Sector Fixed Income Fund and Opportunistic Income Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

With respect to High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.55% for Class III shares; 0.50% for Class IV shares; 0.485% for Class V shares; 0.455% for Class VI shares; 0.55% for Class R6 shares; and 0.55% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded

96

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February 28, 2025

Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the year ended February 28, 2025, GMO did not recoup any previously recorded waivers and/or reimbursements.

On February 28, 2025, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028
High Yield Fund, Class VI	$30,232	$102,338	$113,594
High Yield Fund, Class I	—	$21	$126

GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees, if any, will not be waived below zero.

For High Yield Fund, Opportunistic Income Fund and Multi-Sector Fixed Income Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the Fund’s average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2025 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2025 is shown in the table below and is included in the Statements of Operations.

97

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February 28, 2025

Fund Name	Independent Trustees and their legal counsel ($)
Asset Allocation Bond Fund	2,588
Emerging Country Debt Fund	135,855
High Yield Fund	8,643
Multi-Sector Fixed Income Fund	4,598
Opportunistic Income Fund	91,710
U.S. Treasury Fund	27,740

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2025, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expense
Multi-Sector Fixed Income Fund	0.112%

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2025, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2025 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	6,909,913	—	5,001,877	—
Emerging Country Debt Fund	72,039,747	704,467,125	32,065,361	826,755,753
High Yield Fund	82,363,320	38,452,710	59,963,714	27,707,862
Multi-Sector Fixed Income Fund	279,333,369	21,437,132	278,120,750	20,589,198
Opportunistic Income Fund	2,942,217,615	575,352,032	2,796,745,884	558,304,389
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

98

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February 28, 2025

8.	Principal shareholders as of February 28, 2025

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	3#	99.91%
Emerging Country Debt Fund	2	22.52%
High Yield Fund	2‡	87.11%
Multi-Sector Fixed Income Fund	2‡	75.63%
Opportunistic Income Fund	2	45.55%
U.S. Treasury Fund	3#	53.73%

#	Two of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:(a)
Shares issued to shareholders in reinvestment of distributions	—	$—	20	$408
Shares repurchased	—	—	(957)	(18,844)

Net increase (decrease)	—	$—	(937)	$(18,436)

Class VI:
Shares sold	208,608	$3,857,811	1,144,359	$20,987,190
Shares issued to shareholders in reinvestment of distributions	104,032	1,873,103	82,688	1,687,818
Shares repurchased	(173,077)	(3,408,446)	(154,240)	(3,186,055)

Net increase (decrease)	139,563	$2,322,468	1,072,807	$19,488,953

Emerging Country Debt Fund
Class III:
Shares sold	4,893,248	$98,014,178	6,402,853	$120,449,845
Shares issued to shareholders in reinvestment of distributions	2,062,788	40,996,155	5,822,525	104,027,506
Shares repurchased	(19,228,017)	(385,568,210)	(23,842,655)	(441,183,158)
Purchase premiums	—	—	—	19,080
Redemption fees	—	926,538	—	2,518,757

Net increase (decrease)	(12,271,981)	$(245,631,339)	(11,617,277)	$(214,167,970)

99

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares		Amount
Emerging Country Debt Fund (continued)
Class IV:
Shares sold	7,641,672	$156,008,806	14,812,246		$273,898,320
Shares issued to shareholders in reinvestment of distributions	2,994,955	59,423,353	4,567,929		81,427,664
Shares repurchased	(739,646)	(15,022,245)	(34,931,798	)(b)	(637,933,471	)(b)
Purchase premiums	—	—	—		17,928
Redemption fees	—	934,892	—		1,907,412

Net increase (decrease)	9,896,981	$201,344,806	(15,551,623)		$(280,682,147)

Class VI:
Shares sold	24	$517	419,495		$7,690,236
Shares issued to shareholders in reinvestment of distributions	460,248	9,118,672	1,305,429		23,268,559
Shares repurchased	(5,040,667)	(99,164,340)	(11,436,880)		(206,026,593)
Purchase premiums	—	—	—		4,992
Redemption fees	—	168,411	—		565,893

Net increase (decrease)	(4,580,395)	$(89,876,740)	(9,711,956)		$(174,496,913)

High Yield Fund
Class VI:
Shares sold	20,996	$375,000	553,395		$9,505,515
Shares issued to shareholders in reinvestment of distributions	1,060,743	17,912,284	381,368		6,700,641
Shares repurchased	(2,207,637)	(39,727,814)	(7,354,702)		(125,865,983)

Net increase (decrease)	(1,125,898)	$(21,440,530)	(6,419,939)		$(109,659,827)

Class I:(c)
Shares sold	45,252	$766,486	5,267		$92,781
Shares issued to shareholders in reinvestment of distributions	1,448	24,293	16		281
Shares repurchased	(7,328)	(124,515)	(88)		(1,499)

Net increase (decrease)	39,372	$666,264	5,195		$91,563

Multi-Sector Fixed Income Fund
Class III:
Shares sold	57,803	$1,000,001	295,483		$5,000,000
Shares issued to shareholders in reinvestment of distributions	34,671	586,364	—		—
Shares repurchased	(30,245)	(535,756)	(479,430)		(7,877,718)

Net increase (decrease)	62,229	$1,050,609	(183,947)		$(2,877,718)

Class IV:
Shares sold	219,972	$3,793,560	484,459		$8,215,674
Shares issued to shareholders in reinvestment of distributions	132,511	2,253,091	—		—
Shares repurchased	(105,431)	(1,841,611)	(2,149,061)		(36,201,033)

Net increase (decrease)	247,052	$4,205,040	(1,664,602)		$(27,985,359)

100

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Opportunistic Income Fund
Class III:
Shares sold	2,278,836	$54,854,076	977,147	$23,800,000
Shares issued to shareholders in reinvestment of distributions	193,880	4,688,828	120,585	2,873,308
Shares repurchased	(514,017)	(12,516,547)	(193,616)	(4,708,739)

Net increase (decrease)	1,958,699	$47,026,357	904,116	$21,964,569

Class VI:
Shares sold	272,829	$6,611,124	566,577	$13,802,646
Shares issued to shareholders in reinvestment of distributions	238,450	5,767,190	503,545	12,016,839
Shares repurchased	(4,281,300)	(103,937,285)	(6,964,017)	(169,838,823)

Net increase (decrease)	(3,770,021)	$(91,558,971)	(5,893,895)	$(144,019,338)

Class R6:
Shares sold	6,574,559	$159,785,496	1,086,570	$26,250,816
Shares issued to shareholders in reinvestment of distributions	274,855	6,632,761	191,058	4,539,110
Shares repurchased	(1,272,645)	(30,727,161)	(1,571,156)	(38,188,449)

Net increase (decrease)	5,576,769	$135,691,096	(293,528)	$(7,398,523)

Class I:
Shares sold	16,625,321	$401,146,875	27,127,888	$653,930,917
Shares issued to shareholders in reinvestment of distributions	1,537,857	37,113,820	1,791,444	42,616,852
Shares repurchased	(20,552,908)	(495,392,853)	(10,770,404)	(260,241,874)

Net increase (decrease)	(2,389,730)	$(57,132,158)	18,148,928	$436,305,895

U.S. Treasury Fund
Class VI:
Shares sold	610,755,185	$3,053,569,695	803,911,414	$4,018,078,460
Shares issued to shareholders in reinvestment of distributions	1,061,307	5,307,436	1,040,739	5,202,810
Shares repurchased	(659,813,128)	(3,299,041,125)	(776,971,121)	(3,883,166,057)

Net increase (decrease)	(47,996,636)	$(240,163,994)	27,981,032	$140,115,213

(a)	Class III liquidated on August 28, 2023.
(b)	12,711,453 shares and $230,967,102 were redeemed in-kind by an affiliate.
(c)	The period under the heading “Year Ended February 29, 2024” represents the period from April 13, 2023 (commencement of operations) through February 29, 2024.

101

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$12,461,563	$—	$—	$—	$—	$—	$702,866	$13,164,429
Bona Fide Investments Feeder LLC	908,969	—	694,818	—	—	4,743	(218,894)	—

Totals	$13,370,532	$—	$694,818	$—	$—	$4,743	$483,972	$13,164,429

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$3,697,253	$—	$—	$268,811	$—	$—	$323,632	$4,020,885
GMO Opportunistic Income Fund, Class VI	14,460,403	—	—	725,972	—	—	271,133	14,731,536

Totals	$18,157,656	$—	$—	$994,783	$—	$—	$594,765	$18,752,421

Opportunistic Income Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$11,616,211	$—	$—	$567,830	$—	$—	$23,233	$11,639,444

11.	Subsequent events

With respect to GMO High Yield Fund, effective March 21, 2025, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.35% for Class VI, R6 and I shares (each, an “Expense Cap”). The Expense Cap will remain in effect through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Also, effective March 21, 2025, GMO has also contractually agreed to waive its fees with respect to and/or reimburse Class I shares of GMO High Yield Fund to the extent amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

102

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Asset Allocation Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Multi-Sector Fixed Income Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Asset Allocation Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Multi-Sector Fixed Income Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund (six of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
April 24, 2025

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

103

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2025 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2025:

Fund Name	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short-Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Code Section 163(j) Interest-Related Dividend Income ($)(4)
Asset Allocation Bond Fund	15.34%	1,766,944	—	—	—
Emerging Country Debt Fund	—	1,622,886	—	—	—
High Yield Fund	11.67%	5,715,303	—	—	—
Multi-Sector Fixed Income Fund	6.41%	2,081,285	—	—	—
Opportunistic Income Fund	10.16%	67,393,297	—	—	—
U.S. Treasury Fund	85.54%	21,486,831	—	—	21,486,831

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(4)	The Funds hereby designate the above business interest-related dividend income pursuant to Section 163(j) of the Code and the regulations.

In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms.

104

AR-022825-FI

GMO Trust

Annual Financial Statements and Other Information

February 28, 2025

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 125.2%
		Australia — 1.1%
	15,819	Aristocrat Leisure Ltd. (a)		711,093
	85,223	BHP Group Ltd. (a)		2,065,135
	108,851	BlueScope Steel Ltd. (a)		1,644,518
	169,898	Brambles Ltd. (a)		2,216,480
	47,653	Fortescue Ltd. (a)		489,001
	208,436	Stockland – (REIT) (a)		661,622

		Total Australia		7,787,849

		Austria — 0.2%
	11,531	Erste Group Bank AG		774,539
	16,478	OMV AG (a)		728,482

		Total Austria		1,503,021

		Belgium — 0.4%
	54,550	Ageas SA (a)		2,986,642

		Canada — 2.9%
	9,800	Alimentation Couche-Tard, Inc. (a)		487,240
	23,100	Canadian Tire Corp. Ltd. – Class A (a)		2,278,945
	14,500	CCL Industries, Inc. – Class B (a)		743,967
	7,100	Empire Co. Ltd. – Class A (a)		220,987
	100	Fairfax Financial Holdings Ltd. (a)		143,773
	2,100	George Weston Ltd. (a)		335,913
	4,800	iA Financial Corp., Inc. (a)		450,256
	21,700	IGM Financial, Inc. (a)		683,811
	1,300	Imperial Oil Ltd. (a)		88,140
	47,672	Magna International, Inc. (a) (b)		1,736,691
	6,300	Magna International, Inc. (a) (b)		229,443
	56,127	Manulife Financial Corp. (a) (b)		1,748,917
	17,000	Manulife Financial Corp. (a) (b)		529,476
	40,708	Nutrien Ltd. (a) (b)		2,131,471
	6,700	Nutrien Ltd. (a) (b)		351,128
	11,100	Onex Corp. (a)		819,946
	53,754	Open Text Corp. (a) (b)		1,387,928
	20,900	Open Text Corp. (a) (b)		539,709
	62,800	Power Corp. of Canada (a)		2,131,315
	64,700	Quebecor, Inc. – Class B (a)		1,478,027
	2,800	Sun Life Financial, Inc. (a)		155,720
	2,300	TFI International, Inc. (a)		208,578
	15,400	West Fraser Timber Co. Ltd. (a) (b)		1,223,697
	8,894	West Fraser Timber Co. Ltd. (a) (b)		707,251

		Total Canada		20,812,329

		China — 0.8%
	695,000	AviChina Industry & Technology Co. Ltd. – Class H		346,439
	438,000	Bank of Communications Co. Ltd. – Class H		371,599
	136,000	Beijing Enterprises Holdings Ltd.		468,829
	410,000	China Communications Services Corp. Ltd. – Class H		251,593
	2,523,000	China Construction Bank Corp. – Class H		2,140,435
$			$
Shares		Description	Value ($)
		China — continued
	332,000	China National Building Material Co. Ltd. – Class H		165,987
	1,192,000	China Railway Group Ltd. – Class H		588,030
	87,000	China Resources Pharmaceutical Group Ltd.		59,302
	308,000	China Zhongwang Holdings Ltd. * (c)		—
	963,000	CITIC Ltd.		1,103,655
	19,500	Orient Overseas International Ltd. (a)		261,028

		Total China		5,756,897

		Denmark — 1.6%
	839	AP Moller - Maersk AS – Class A (a)		1,456,333
	1,070	AP Moller - Maersk AS – Class B (a)		1,882,470
	69,625	Danske Bank AS		2,341,713
	12,926	Genmab AS *		2,913,128
	16,796	Novo Nordisk AS – Class B (a)		1,523,676
	3,316	Rockwool AS – B Shares (a)		1,310,621

		Total Denmark		11,427,941

		Finland — 0.4%
	581,529	Nokia OYJ (a)		2,793,881

		France — 3.1%
	901	Amundi SA (a)		64,731
	82,877	ArcelorMittal SA		2,366,810
	5,877	BioMerieux		702,766
	7,258	Cie de Saint-Gobain SA (a)		726,328
	7,792	Cie Generale des Etablissements Michelin SCA (a)		276,939
	31,333	Dassault Systemes SE (a)		1,242,496
	5,586	Ipsen SA		647,876
	17,928	La Francaise des Jeux SACA (a)		684,920
	5,888	Legrand SA (a)		649,159
	2,706	LVMH Moet Hennessy Louis Vuitton SE (a)		1,955,245
	43,340	Renault SA (a)		2,252,097
	16,016	Safran SA (a)		4,193,554
	61,695	Societe Generale SA (a)		2,527,172
	7,686	Sodexo SA (a)		590,544
	27,626	STMicroelectronics NV		692,180
	68,370	STMicroelectronics NV - NY Shares		1,688,055
	4,668	Teleperformance SE (a)		449,448
	9,991	TotalEnergies SE (a)		602,390

		Total France		22,312,710

		Germany — 4.3%
	55,704	Bayer AG (Registered)		1,316,365
	21,109	Bayerische Motoren Werke AG (a)		1,835,128
	2,009	Carl Zeiss Meditec AG		125,338
	21,179	Continental AG (a)		1,519,452
	204,474	Covestro AG *		12,586,751
	11,387	Daimler Truck Holding AG (a)		499,960
	15,835	Deutsche Post AG (a)		619,118
	161,184	E.ON SE (a)		2,055,834

1	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Germany — continued
	4,664	Heidelberg Materials AG (a)		701,372
	5,158	Henkel AG & Co. KGaA (a)		393,768
	34,416	Mercedes-Benz Group AG (a)		2,140,361
	55	Rational AG (a)		49,632
	16,241	SAP SE (a)		4,506,896
	6,753	Scout24 AG (a)		660,524
	2,431	Siemens AG (Registered) (a)		557,738
	18,210	Zalando SE * (a)		655,901

		Total Germany		30,224,138

		Hong Kong — 2.0%
	173,000	CK Asset Holdings Ltd. (a)		753,430
	6,838,345	ESR Cayman Ltd.		10,704,218
	166,000	HKT Trust & HKT Ltd. – Class SS (a)		212,898
	272,000	SITC International Holdings Co. Ltd.		655,653
	38,500	Sun Hung Kai Properties Ltd. (a)		362,343
	39,000	Techtronic Industries Co. Ltd. (a)		545,793
	890,000	WH Group Ltd.		727,196

		Total Hong Kong		13,961,531

		Ireland — 0.1%
	9,891	Kingspan Group PLC		813,305

		Israel — 1.1%
	75,492	Bank Hapoalim BM		1,030,177
	208,110	Bank Leumi Le-Israel BM		2,759,629
	8,470	Check Point Software Technologies Ltd. *		1,865,602
	16,048	ICL Group Ltd.		97,265
	39,317	Israel Discount Bank Ltd. – Class A		303,844
	6,263	Nice Ltd. Sponsored ADR* (a)		871,684
	4,015	NICE Ltd. *		556,822

		Total Israel		7,485,023

		Italy — 1.2%
	88,347	Enel SpA (a)		646,967
	77,623	Leonardo SpA (a)		3,130,651
	11,600	Recordati Industria Chimica e Farmaceutica SpA (a)		655,383
	147,134	Stellantis NV (a)		1,893,587
	2,942,408	Telecom Italia SpA * (a)		828,710
	37,012	Tenaris SA (a)		699,830
	12,589	Tenaris SA ADR (a)		476,494

		Total Italy		8,331,622

		Japan — 7.1%
	8,800	Amano Corp.		227,087
	34,900	Brother Industries Ltd. (a)		674,033
	12,500	Credit Saison Co. Ltd. (a)		295,214
	5,900	Daito Trust Construction Co. Ltd. (a)		613,174
	22,800	Daiwa House Industry Co. Ltd. (a)		750,603
	13,800	Daiwabo Holdings Co. Ltd.		238,717
	15,100	Denka Co. Ltd. (a)		209,076
	10,400	EXEO Group, Inc. (a)		120,278
$			$
Shares		Description	Value ($)
		Japan — continued
	2,100	Fast Retailing Co. Ltd. (a)		640,942
	16,300	Fuji Corp. (a)		240,142
	14,200	Fuji Electric Co. Ltd. (a)		633,215
	10,000	FUJIFILM Holdings Corp. (a)		203,522
	25,400	H.U. Group Holdings, Inc.		444,873
	3,000	Hikari Tsushin, Inc. (a)		760,822
	233,700	Honda Motor Co. Ltd. (a)		2,174,030
	150,900	Inpex Corp. (a)		1,912,407
	76,600	Isuzu Motors Ltd. (a)		1,014,167
	43,900	ITOCHU Corp. (a)		1,940,044
	20,900	Kanematsu Corp. (a)		347,414
	130,800	Kawasaki Kisen Kaisha Ltd. (a)		1,905,187
	13,300	Kirin Holdings Co. Ltd.		179,381
	5,800	Konami Group Corp. (a)		708,194
	2,500	Kyowa Kirin Co. Ltd.		35,409
	4,300	Kyudenko Corp. (a)		129,171
	24,200	Makita Corp. (a)		794,013
	8,400	Maruichi Steel Tube Ltd. (a)		194,326
	11,500	Maxell Ltd.		144,208
	56,700	Mitsubishi Electric Corp. (a)		880,116
	58,800	Mitsui OSK Lines Ltd. (a)		2,173,629
	5,000	Mizuno Corp. (a)		262,210
	10,100	Morinaga & Co. Ltd.		165,466
	8,600	NEC Corp. (a)		839,458
	12,700	NH Foods Ltd.		383,016
	40,300	Nippon Telegraph & Telephone Corp. (a)		39,016
	60,000	Nippon Yusen KK (a)		2,109,004
	662,700	Nissan Motor Co. Ltd.		1,896,456
	36,400	Nitto Denko Corp. (a)		717,157
	93,300	Ono Pharmaceutical Co. Ltd.		1,006,262
	11,600	Otsuka Holdings Co. Ltd. (a)		568,616
	259,800	Panasonic Holdings Corp. (a)		3,213,143
	60,800	Penta-Ocean Construction Co. Ltd. (a)		266,068
	10,200	Recruit Holdings Co. Ltd. (a)		608,026
	43,200	Renesas Electronics Corp. (a)		721,289
	15,000	Rohm Co. Ltd. (a)		150,609
	6,900	Sankyu, Inc. (a)		271,042
	29,700	SCSK Corp. (a)		742,163
	12,800	Sega Sammy Holdings, Inc. (a)		247,511
	66,000	SG Holdings Co. Ltd. (a)		672,531
	143,800	Shionogi & Co. Ltd.		2,154,224
	15,300	Stanley Electric Co. Ltd.		247,990
	117,900	Subaru Corp. (a)		2,185,893
	24,900	SUMCO Corp. (a)		190,538
	52,900	Sumitomo Corp. (a)		1,187,918
	17,400	Sumitomo Mitsui Financial Group, Inc. (a)		442,956
	16,500	Sumitomo Mitsui Trust Group, Inc.		423,192
	2,700	Sumitomo Realty & Development Co. Ltd. (a)		94,174
	55,300	Suzuki Motor Corp. (a)		677,209
	19,700	T&D Holdings, Inc. (a)		414,522
	10,100	THK Co. Ltd. (a)		257,800
	40,500	Tokai Carbon Co. Ltd. (a)		247,782

See accompanying notes to the financial statements.	2

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Japan — continued
	68,600	Tokyo Electric Power Co. Holdings, Inc. * (a)		176,046
	23,600	Tokyo Gas Co. Ltd. (a)		743,748
	13,900	TOPPAN Holdings, Inc. (a)		411,598
	10,300	TOTO Ltd. (a)		269,384
	2,900	Toyota Industries Corp. (a)		252,021
	53,300	Toyota Tsusho Corp. (a)		894,010
	32,700	Yamaha Corp. (a)		241,641
	261,200	Yamaha Motor Co. Ltd.		2,152,085
	15,400	Yokogawa Electric Corp. (a)		295,250
	5,800	Zenkoku Hosho Co. Ltd. (a)		217,050
	11,300	ZOZO, Inc. (a)		353,425

		Total Japan		49,992,893

		Mexico — 0.1%
	104,342	Cemex SAB de CV Sponsored ADR		646,920

		Netherlands — 2.0%
	23,936	ABN AMRO Bank NV		453,872
	2,219	Akzo Nobel NV (a)		137,095
	2,101	ASML Holding NV (a)		1,494,380
	23,234	EXOR NV (a)		2,263,633
	174,914	ING Groep NV (a)		3,113,910
	19,339	JDE Peet’s NV		361,453
	79,899	Koninklijke Ahold Delhaize NV (a)		2,817,032
	52,680	NN Group NV (a)		2,671,121
	7,528	Randstad NV (a)		303,996
	3,891	Wolters Kluwer NV (a)		598,387

		Total Netherlands		14,214,879

		New Zealand — 0.0%
	65,902	Meridian Energy Ltd. (a)		217,230

		Norway — 0.5%
	80,695	Equinor ASA (a)		1,874,048
	74,609	Orkla ASA		721,319
	25,422	Yara International ASA		722,906

		Total Norway		3,318,273

		Poland — 0.3%
	117,904	ORLEN SA		1,840,496
	143,893	PGE Polska Grupa Energetyczna SA *		255,074

		Total Poland		2,095,570

		Singapore — 0.3%
	145,500	CapitaLand Integrated Commercial Trust – (REIT)		212,669
	55,700	Oversea-Chinese Banking Corp. Ltd.		711,208
	67,900	Singapore Exchange Ltd.		677,673
	37,500	Wilmar International Ltd.		89,302
	138,600	Yangzijiang Shipbuilding Holdings Ltd.		244,709

		Total Singapore		1,935,561

$			$
Shares		Description	Value ($)
		South Korea — 1.0%
	5,998	Doosan Bobcat, Inc.		193,330
	2,368	GS Holdings Corp.		58,414
	4,087	Hankook Tire & Technology Co. Ltd. *		106,011
	5,597	HMM Co. Ltd.		75,182
	9,660	Hyundai Mobis Co. Ltd.		1,625,553
	802	Hyundai Motor Co.		106,342
	28,512	Kia Corp.		1,823,312
	2,588	LG Corp. *		118,007
	28,847	LG Electronics, Inc.		1,562,136
	1,179	POSCO Holdings, Inc. Sponsored ADR (a)		54,517
	3,012	Samsung E&A Co. Ltd.		33,832
	35,288	Samsung Electronics Co. Ltd.		1,320,490
	2,079	Shinhan Financial Group Co. Ltd.		65,757

		Total South Korea		7,142,883

		Spain — 1.4%
	22,887	Amadeus IT Group SA (a)		1,728,308
	255,549	Banco Bilbao Vizcaya Argentaria SA (a)		3,387,567
	534,956	Banco Santander SA (a)		3,433,966
	46,309	Iberdrola SA (a)		668,681
	37,678	Redeia Corp. SA (a)		674,378

		Total Spain		9,892,900

		Sweden — 1.1%
	20,953	Assa Abloy AB – Class B (a)		642,872
	14,080	Atlas Copco AB – B Shares (a)		210,322
	129,337	Fastighets AB Balder – B Shares * (a)		917,310
	4,318	Hexagon AB – B Shares (a)		49,794
	74,520	Investor AB – B Shares (a)		2,218,833
	30,866	Sandvik AB (a)		671,216
	17,686	Skanska AB – B Shares (a)		419,635
	900	Spotify Technology SA * (a)		547,209
	148,232	Telefonaktiebolaget LM Ericsson – B Shares (a)		1,219,173
	25,320	Volvo AB – A Shares (a)		784,224

		Total Sweden		7,680,588

		Switzerland — 1.7%
	12,475	ABB Ltd. (Registered) (a)		672,450
	90,411	Adecco Group AG (Registered) (a)		2,460,635
	1,132	BKW AG (a)		199,364
	4,841	Holcim AG (a)		530,675
	7,165	Logitech International SA (Registered) (a)		709,986
	24,887	Nestle SA (Registered) (a)		2,402,430
	382	Novartis AG (Registered) (a)		41,569
	469	Partners Group Holding AG (a)		694,477
	9,274	Roche Holding AG (a) (b)		3,088,521
	249	Roche Holding AG (a) (b)		87,382
	2,474	Schindler Holding AG (Registered) (a)		729,257
	4,698	SGS SA (Registered) (a)		482,981
	255	Swisscom AG (Registered) (a)		145,373

		Total Switzerland		12,245,100

3	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Taiwan — 0.6%
	128,536	Taiwan Semiconductor Manufacturing Co. Ltd.		3,920,476

		Thailand — 0.8%
	453,200	Kasikornbank PCL NVDR		2,013,383
	3,057,400	Krung Thai Bank PCL NVDR		2,015,822
	257,800	PTT Exploration & Production PCL NVDR		823,882
	109,800	PTT PCL NVDR		101,290
	145,300	SCB X PCL NVDR		519,479
	30,000	Thai Oil PCL NVDR		20,042

		Total Thailand		5,493,898

		Turkey — 0.0%
	17,478	Turk Hava Yollari AO *		148,181

		United Kingdom — 4.3%
	63,678	3i Group PLC (a)		3,187,137
	55,925	Auto Trader Group PLC (a)		548,933
	7,090	Berkeley Group Holdings PLC (a)		322,624
	1,501,995	BT Group PLC (a)		3,028,563
	18,624	Coca-Cola HBC AG		789,207
	123,735	Compass Group PLC (a)		4,331,460
	42,718	Diageo PLC (a)		1,169,593
	59,719	GSK PLC Sponsored ADR (a) (d)		2,244,837
	39,184	GSK PLC (a)		723,021
	585,342	Haleon PLC (a)		2,947,676
	14,998	Halma PLC (a)		531,744
	2,166	Intertek Group PLC (a)		140,582
	661,114	Kingfisher PLC (a)		2,064,939
	4,719	Next PLC (a)		598,431
	43,030	Pearson PLC (a)		740,532
	27,882	Smiths Group PLC (a)		709,742
	64,138	Unilever PLC (a)		3,634,113
	956,047	Vodafone Group PLC (a)		844,083
	215,189	Vodafone Group PLC Sponsored ADR (a)		1,895,815

		Total United Kingdom		30,453,032

		United States — 84.8%
	14,228	3M Co. (a)		2,207,047
	7,200	A.O. Smith Corp. (a)		478,656
	7,604	AAON, Inc. (a)		583,987
	37,686	Abbott Laboratories (a)		5,201,045
	10,796	Accenture PLC – Class A		3,762,406
	18,136	Acushnet Holdings Corp. (d)		1,166,145
	100	Adobe, Inc. * (a)		43,856
	638,015	Air Transport Services Group, Inc. *		14,246,875
	7,382	Akamai Technologies, Inc. * (a)		595,580
	402,532	Albertsons Cos., Inc. – Class A (a)		8,469,273
	3,332	Align Technology, Inc. *		623,184
	5,855	Allegion PLC (a)		753,597
	69,553	Ally Financial, Inc. (a)		2,580,416
	35,726	Alphabet, Inc. – Class A (a)		6,083,423
	2,400	Alphabet, Inc. – Class C (a)		413,328
	75,217	Altair Engineering, Inc. – Class A * (a)		8,394,217
$			$
Shares		Description	Value ($)
		United States — continued
	17,158	Amazon.com, Inc. * (a)		3,642,300
	4,163	Ameren Corp. (a)		422,794
	6,900	American Electric Power Co., Inc. (a)		731,745
	3,700	American Financial Group, Inc. (a)		467,236
	1,200	Ameriprise Financial, Inc. (a)		644,760
	3,600	AMETEK, Inc. (a)		681,480
	33,092	Apple, Inc. (a)		8,002,969
	12,568	AptarGroup, Inc. (a)		1,844,354
	6,308	Aptiv PLC *		410,777
	44,814	Aramark (a)		1,660,359
	28,288	Arch Capital Group Ltd. (a)		2,628,238
	11,390	Archer-Daniels-Midland Co.		537,608
	13,968	ASGN, Inc. * (a)		941,164
	40,502	Aspen Technology, Inc. * (a)		10,743,156
	3,100	Assurant, Inc. (a)		644,459
	14,059	Axcelis Technologies, Inc. * (a)		770,293
	25,141	AZEK Co., Inc. * (a)		1,177,856
	10,650	Balchem Corp. (a)		1,853,420
	48,127	Bank of America Corp. (a)		2,218,655
	52,000	Berkshire Hathaway, Inc. – Class B * (a)		26,719,160
	126,369	Berry Global Group, Inc. (a)		9,120,051
	12,934	Best Buy Co., Inc. (a)		1,162,896
	2,209	Bio-Rad Laboratories, Inc. – Class A *		585,738
	29,153	Block, Inc. * (a)		1,903,691
	400	Booz Allen Hamilton Holding Corp. (a)		42,424
	14,229	Bruker Corp.		671,893
	18,499	Builders FirstSource, Inc. * (a)		2,571,176
	1,860	Bunge Global SA		137,993
	26,641	Cactus, Inc. – Class A (a) (d)		1,399,718
	15,733	Capital One Financial Corp. (a)		3,155,253
	20,152	Carnival Corp. * (a)		482,237
	2,600	Cboe Global Markets, Inc. (a)		548,080
	20,011	CBRE Group, Inc. – Class A * (a)		2,840,361
	34,028	Centene Corp. * (a)		1,979,068
	247,615	ChampionX Corp. (a)		7,378,927
	16,019	Ciena Corp. * (a)		1,274,632
	10,861	Cigna Group (a)		3,354,420
	17,769	Cirrus Logic, Inc. * (a)		1,851,707
	22,591	Cisco Systems, Inc. (a)		1,448,309
	40,328	Citigroup, Inc. (a)		3,224,224
	2,000	CMS Energy Corp. (a)		146,100
	126,164	CNH Industrial NV (a)		1,624,992
	44,036	Coca-Cola Co. (a)		3,135,804
	32,356	Cognizant Technology Solutions Corp. – Class A (a)		2,696,225
	11,077	Cohen & Steers, Inc. (a) (d)		968,130
	6,700	Colgate-Palmolive Co. (a)		610,839
	61,706	Comcast Corp. – Class A (a)		2,214,011
	7,100	Consolidated Edison, Inc. (a)		720,792
	11,950	Constellation Brands, Inc. – Class A		2,097,225
	12,400	Copart, Inc. * (a)		679,520
	9,100	Corebridge Financial, Inc. (a)		315,588
	9,300	CoStar Group, Inc. * (a)		709,125
	700	Costco Wholesale Corp. (a)		734,027

See accompanying notes to the financial statements.	4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	1,886	Cummins, Inc. (a)		694,387
	1,225	Curtiss-Wright Corp. (a)		394,034
	50,044	CVS Health Corp. (a)		3,288,892
	1,800	Darden Restaurants, Inc. (a)		360,828
	5,000	Datadog, Inc. – Class A * (a)		582,750
	1,200	Deckers Outdoor Corp. * (a)		167,232
	10,300	Delta Air Lines, Inc. (a)		619,236
	14,983	Devon Energy Corp. (a)		542,684
	12,236	Discover Financial Services (a)		2,388,345
	7,400	DocuSign, Inc. * (a)		615,458
	17,768	Dolby Laboratories, Inc. – Class A (a)		1,450,046
	23,278	Dollar General Corp. (a)		1,726,762
	3,587	DoorDash, Inc. – Class A * (a)		711,804
	2,000	Dover Corp. (a)		397,540
	20,429	DR Horton, Inc. (a)		2,590,602
	5,700	DTE Energy Co. (a)		762,090
	9,400	Dynatrace, Inc. * (a)		538,150
	35,218	eBay, Inc. (a)		2,280,013
	8,866	Electronic Arts, Inc. (a)		1,144,778
	9,532	Elevance Health, Inc. (a)		3,783,060
	2,096	Eli Lilly & Co. (a)		1,929,640
	24,990	Enstar Group, Ltd. * (a)		8,316,672
	8,513	Entergy Corp. (a)		743,270
	5,300	EOG Resources, Inc. (a)		672,782
	10,444	EPAM Systems, Inc. * (a)		2,152,926
	25,868	Essent Group Ltd. (a)		1,490,514
	19,951	Essential Utilities, Inc. (a)		757,739
	4,236	Everest Group Ltd. (a)		1,496,240
	10,757	Evergy, Inc. (a)		741,265
	754,727	Everi Holdings, Inc. * (a)		10,392,591
	16,981	Exelon Corp. (a)		750,560
	11,654	Expedia Group, Inc. * (a)		2,307,026
	8,401	Fabrinet *		1,680,620
	3,568	FedEx Corp. (a)		938,027
	3,200	Ferguson Enterprises, Inc. (a)		568,000
	12,090	Fidelity National Financial, Inc. (a)		780,168
	217,641	Ford Motor Co. (a)		2,078,472
	10,302	Fortune Brands Innovations, Inc. (a)		666,745
	5,904	Fox Corp. – Class A (a)		340,070
	55,805	Fox Corp. – Class B (a)		3,017,376
	128,177	Franklin Resources, Inc. (a) (d)		2,595,584
	396,553	Frontier Communications Parent, Inc. * (a)		14,271,942
	7,882	FTI Consulting, Inc. * (a)		1,305,259
	14,100	Gaming and Leisure Properties, Inc. – (REIT) (a)		707,115
	3,300	Garmin Ltd. (a)		755,469
	95,635	GCI Liberty, Inc. * (d) (e)		4,782
	34,066	GE HealthCare Technologies, Inc. (a)		2,975,665
	9,900	General Mills, Inc.		600,138
	44,993	General Motors Co. (a)		2,210,506
	21,120	Globus Medical, Inc. – Class A *		1,696,358
	3,300	GoDaddy, Inc. – Class A * (a)		592,350
	1,575	Goldman Sachs Group, Inc. (a)		980,107
	5,700	Hartford Insurance Group, Inc. (a)		674,196
$			$
Shares		Description	Value ($)
		United States — continued
	169,445	Hess Corp. (a)		25,237,138
	105,517	Hewlett Packard Enterprise Co. (a)		2,090,292
	19,300	HF Sinclair Corp. (a)		680,711
	9,100	Hilton Worldwide Holdings, Inc. (a)		2,411,136
	40,700	Host Hotels & Resorts, Inc. – (REIT) (a)		656,491
	8,197	Houlihan Lokey, Inc. (a)		1,420,950
	85,960	HP, Inc. (a)		2,653,585
	38,423	Incyte Corp. *		2,824,091
	4,643	Installed Building Products, Inc. (a)		795,810
	106,581	Intel Corp. (a)		2,529,167
	9,545	International Business Machines Corp. (a)		2,409,540
	47,830	International Paper Co. (a)		2,695,221
	97,553	Intra-Cellular Therapies, Inc. * (a)		12,506,295
	6,072	Intuitive Surgical, Inc. * (a)		3,480,167
	10,784	J&J Snack Foods Corp.		1,417,449
	28,999	Johnson & Johnson (a)		4,785,415
	2,600	JPMorgan Chase & Co. (a)		688,090
	2,486	Kadant, Inc. (a) (d)		930,957
	151,519	Kellanova (a)		12,560,925
	700	Kimberly-Clark Corp. (a)		99,407
	30,400	Kimco Realty Corp. – (REIT) (a)		671,840
	8,284	Kinder Morgan, Inc. (a)		224,496
	2,418	KLA Corp. (a)		1,713,975
	68,567	Kraft Heinz Co. (a)		2,105,693
	10,792	Kroger Co. (a)		699,537
	37,765	Lam Research Corp. (a)		2,898,086
	9,856	Lancaster Colony Corp.		1,884,024
	11,034	Landstar System, Inc. (a)		1,752,199
	225	Leidos Holdings, Inc. (a)		29,243
	21,254	Lennar Corp. – Class A (a)		2,542,616
	1,100	Lennox International, Inc. (a)		661,155
	176,378	Liberty Broadband Corp. – Class C * (a)		14,508,854
	33,982	LyondellBasell Industries NV – Class A (a)		2,610,837
	33,011	Malibu Boats, Inc. – Class A * (a)		1,101,907
	8,400	Masco Corp. (a)		631,512
	59,063	Match Group, Inc. (a)		1,872,888
	790	Medpace Holdings, Inc. *		258,583
	58,231	Merck & Co., Inc. (a)		5,371,810
	13,862	Meta Platforms, Inc. – Class A (a)		9,262,588
	500	Mettler-Toledo International, Inc. * (a)		636,360
	22,375	Micron Technology, Inc. (a)		2,094,971
	20,302	Microsoft Corp. (a)		8,059,691
	55,559	Moderna, Inc. * (d)		1,720,107
	2,100	Molina Healthcare, Inc. *		632,352
	4,551	Molson Coors Beverage Co. – Class B		278,931
	74,608	Mosaic Co. (a)		1,784,623
	52,230	Neogen Corp. * (d)		524,912
	5,707	NetApp, Inc. (a)		569,616
	37,569	New York Times Co. – Class A (a)		1,806,693
	439,400	Nordstrom, Inc. (a)		10,673,026
	19,139	Nucor Corp. (a)		2,631,038
	3,400	NXP Semiconductors NV		733,006
	13,413	Ollie’s Bargain Outlet Holdings, Inc. * (a)		1,388,380
	125,772	Omnicom Group, Inc. (a)		10,408,891

5	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	37,506	ON Semiconductor Corp. * (a)		1,764,657
	4,931	Onto Innovation, Inc. * (a)		718,249
	27,577	Oracle Corp. (a)		4,579,437
	24,211	Otis Worldwide Corp. (a)		2,415,774
	36,662	Ovintiv, Inc. (a)		1,593,331
	3,876	Owens Corning (a)		597,059
	18,201	PACCAR, Inc. (a)		1,951,875
	165	Parker-Hannifin Corp. (a)		110,304
	400,505	Patterson Cos., Inc.		12,471,726
	482,767	Paycor HCM, Inc. * (a)		10,780,187
	36,335	PayPal Holdings, Inc. * (a)		2,581,602
	600	PepsiCo, Inc. (a)		92,082
	107,638	Pfizer, Inc. (a)		2,844,872
	1,718	Pinterest, Inc. – Class A * (a)		63,532
	23,501	Power Integrations, Inc. (a)		1,428,861
	2,649	Preformed Line Products Co. (a)		345,112
	13,341	PriceSmart, Inc. (a)		1,192,552
	1,700	Principal Financial Group, Inc. (a)		151,368
	2,400	Public Storage – (REIT) (a)		728,688
	19,327	PulteGroup, Inc. (a)		1,996,093
	9,106	Qorvo, Inc. * (a)		661,915
	14,431	Quest Diagnostics, Inc. (a)		2,495,120
	5,043	RBC Bearings, Inc. * (a)		1,811,446
	3,722	Regeneron Pharmaceuticals, Inc. (a)		2,600,710
	6,667	Regions Financial Corp.		158,075
	2,478	Reliance, Inc. (a)		736,362
	4,800	Ross Stores, Inc. (a)		673,536
	1,625	Saia, Inc. * (a)		665,340
	10,639	Salesforce, Inc. (a)		3,168,826
	20,909	Sandy Spring Bancorp, Inc.		668,461
	8,224	SEI Investments Co. (a)		658,331
	19,975	Skyworks Solutions, Inc. (a)		1,331,534
	39,638	Solventum Corp. *		3,161,131
	20,577	Steel Dynamics, Inc. (a)		2,779,335
	28,896	StepStone Group, Inc. – Class A (a)		1,738,383
	1,792	Stryker Corp. (a)		692,052
	44,769	Synchrony Financial (a)		2,716,583
	15,215	T. Rowe Price Group, Inc. (a)		1,608,530
	3,900	Target Corp. (a)		484,536
	2,439	TE Connectivity PLC (a)		375,679
	20,299	Texas Instruments, Inc. (a)		3,978,401
	12,123	Textron, Inc. (a)		905,952
	5,283	Thermo Fisher Scientific, Inc. (a)		2,794,496
	17,020	TJX Cos., Inc. (a)		2,123,415
	5,981	Trade Desk, Inc. – Class A * (a)		420,584
	1,900	Trane Technologies PLC (a)		672,030
	25,841	Tyson Foods, Inc. – Class A		1,585,087
	78,075	U.S. Bancorp (a)		3,661,718
	192,700	U.S. Steel Corp. (a) (f)		7,750,394
	20,451	Uber Technologies, Inc. * (a)		1,554,481
	1,000	Union Pacific Corp. (a)		246,690
	20,816	United Parcel Service, Inc. – Class B (a)		2,477,728
	10,451	UnitedHealth Group, Inc. (a)		4,963,807
	10,016	Universal Display Corp. (a)		1,538,658
$			$
Shares		Description	Value ($)
		United States — continued
	3,000	Universal Health Services, Inc. – Class B		525,750
	7,099	Veralto Corp. (a)		708,196
	75,133	Verizon Communications, Inc. (a)		3,238,232
	195,079	Viatris, Inc.		1,800,579
	23,297	VICI Properties, Inc. – (REIT) (a)		756,920
	14,439	Visa, Inc. – Class A (a)		5,237,170
	209,864	Walgreens Boots Alliance, Inc. (a) (d)		2,241,348
	37,718	Wells Fargo & Co. (a)		2,954,074
	207,057	WillScot Holdings Corp. * (a) (f)		6,822,528
	9,453	Woodward, Inc. (a)		1,786,570
	12,511	WP Carey, Inc. – (REIT) (a)		803,331
	1,687	Xcel Energy, Inc. (a)		121,633
	11,188	XPEL, Inc. * (d)		374,015
	4,100	Zoetis, Inc. (a)		685,684
	35,023	Zoom Communications, Inc. – Class A * (a)		2,581,195

		Total United States		600,881,048

		TOTAL COMMON STOCKS (COST $875,368,063)		886,476,321

		PREFERRED STOCKS (g) — 0.7%
		Brazil — 0.0%
	79,400	Cia Energetica de Minas Gerais		150,098

		Germany — 0.7%
	7,994	Bayerische Motoren Werke AG (a)		653,618
	44,639	Porsche Automobil Holding SE		1,737,443
	21,658	Volkswagen AG (a)		2,334,800

		Total Germany		4,725,861

		TOTAL PREFERRED STOCKS (COST $4,962,852)		4,875,959

		RIGHTS/WARRANTS — 0.1%
		Canada — 0.0%
	176,256	Resolute Forest Products, Inc. * (e)		264,384

		United States — 0.1%
	13,635	ABIOMED, Inc. * (e)		21,816
	195,149	Bristol-Myers Squibb Co. * (e)		302,481
	38,486	Pershing Square Holdings Ltd. * (e)		11,546

		Total United States		335,843

		TOTAL RIGHTS/WARRANTS (COST $548,620)		600,227

		INVESTMENT FUNDS — 2.1%
		United States — 2.1%
	9,856,086	Altaba, Inc.* (e)		14,784,129

		TOTAL INVESTMENT FUNDS (COST $14,061,681)		14,784,129

See accompanying notes to the financial statements.	6

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Par Value† / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 46.9%
		Dominican Republic — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
DOP	131,300,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	2,507,883

		United States — 46.4%
		U.S. Government — 37.8%
	8,315,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.39%, due 04/30/26 (a) (h)	8,326,519
	45,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.42%, due 07/31/26 (a) (h)	45,082,007
	214,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.34%, due 01/31/27 (a) (h)	214,576,075

		Total U.S. Government	267,984,601

		U.S. Government Agency — 8.6%
	2,500,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 03/01/55	2,503,117
	57,500,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	58,439,391

		Total U.S. Government Agency	60,942,508

		Total United States	328,927,109

		Uruguay — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
UYU	41,000,000	Uruguay Government International Bonds, 8.25%, due 05/21/31	897,959

		TOTAL DEBT OBLIGATIONS (COST $331,870,656)	332,332,951

		MUTUAL FUNDS — 3.5%
		United States — 3.5%
		Affiliated Issuers — 3.5%
	4,990,020	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	25,000,000

		TOTAL MUTUAL FUNDS (COST $25,000,000)	25,000,000

		SHORT-TERM INVESTMENTS — 10.9%
		Money Market Funds — 1.7%
	12,044,587	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (i)	12,044,587

Shares / Par Value†		Description	Value ($)
		Repurchase Agreements — 7.1%
	50,042,475	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/28/25, maturing on 03/03/25 with a maturity value of $50,060,615 and an effective yield of 4.35%, collateralized by a U.S. Treasury Note with maturity date 01/31/29 and a market value of $51,043,325.	50,042,475

		Sovereign and Sovereign Agency Issuers — 2.1%
EGP	43,000,000	Egypt Treasury Bills, Zero Coupon, due 03/04/25	844,379
JPY	2,000,000,000	Japan Treasury Discount Bills, Zero Coupon, due 04/07/25	13,281,447
NGN	1,500,000,000	Nigeria OMO Bills, Zero Coupon, due 08/26/25	892,820
NGN	480,000,000	Nigeria Treasury Bills, Zero Coupon, due 03/27/25	314,630

		Total Sovereign and Sovereign Agency Issuers	15,333,276

		TOTAL SHORT-TERM INVESTMENTS (COST $76,981,287)	77,420,338

		TOTAL INVESTMENTS — 189.4% (Cost $1,328,793,159)	1,341,489,925

		SECURITIES SOLD SHORT — (85.0)%
		Common Stocks — (80.8)%
		Australia — (2.1)%
	(28,926)	ANZ Group Holdings Ltd.	(537,694)
	(127,297)	APA Group	(584,003)
	(14,193)	ASX Ltd.	(593,876)
	(41,225)	CAR Group Ltd.	(958,897)
	(3,166)	Cochlear Ltd.	(511,175)
	(6,312)	Commonwealth Bank of Australia	(618,489)
	(17,284)	Dexus – (REIT)	(78,748)
	(40,415)	GPT Group – (REIT)	(116,185)
	(10,688)	Insurance Australia Group Ltd.	(52,775)
	(202,486)	Lottery Corp. Ltd.	(599,408)
	(3,788)	Mineral Resources Ltd.	(53,695)
	(72,073)	Mirvac Group – (REIT)	(93,056)
	(24,157)	NEXTDC Ltd. *	(202,258)
	(11,579)	Pro Medicus Ltd.	(1,845,915)
	(6,529)	Ramsay Health Care Ltd.	(140,131)
	(6,734)	REA Group Ltd.	(1,006,492)
	(144,227)	Santos Ltd.	(589,067)
	(80,413)	Scentre Group – (REIT)	(168,971)
	(8,888)	SEEK Ltd.	(133,608)
	(1,146)	SGH Ltd.	(37,006)
	(116,333)	Transurban Group	(954,415)
	(50,035)	Vicinity Ltd. – (REIT)	(68,038)

7	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Australia — continued
	(14,800)	Washington H Soul Pattinson & Co. Ltd.		(314,735)
	(30,759)	WiseTech Global Ltd.		(1,733,385)
	(2,942)	Woodside Energy Group Ltd.		(46,069)
	(22,474)	Woolworths Group Ltd.		(420,368)
	(22,680)	Xero Ltd. *		(2,432,653)

		Total Australia		(14,891,112)

		Austria — (0.1)%
	(8,508)	Verbund AG		(641,768)

		Belgium — (0.7)%
	(11,474)	Anheuser-Busch InBev SA		(686,681)
	(5,376)	Argenx SE *		(3,359,915)
	(9,210)	Elia Group SA/NV		(607,040)
	(3,172)	Groupe Bruxelles Lambert NV		(226,495)
	(43)	Lotus Bakeries NV		(389,617)

		Total Belgium		(5,269,748)

		Brazil — (0.3)%
	(209,969)	NU Holdings Ltd. – Class A *		(2,257,167)

		Canada — (3.3)%
	(13,528)	Agnico Eagle Mines Ltd.		(1,302,476)
	(88,500)	AltaGas Ltd.		(2,168,533)
	(4,600)	AtkinsRealis Group Inc		(231,407)
	(2,450)	Brookfield Asset Management Ltd. – Class A		(138,621)
	(15,262)	Brookfield Renewable Corp. (b)		(425,047)
	(1,500)	Brookfield Renewable Corp. (b)		(41,804)
	(5,000)	CAE, Inc. *		(121,341)
	(45,437)	Cameco Corp.		(2,001,045)
	(16,900)	Canadian Apartment Properties – (REIT)		(471,109)
	(78)	Descartes Systems Group, Inc. *		(8,696)
	(17,000)	Element Fleet Management Corp.		(340,059)
	(54,206)	Enbridge, Inc.		(2,316,222)
	(16,872)	Franco-Nevada Corp.		(2,411,684)
	(4,800)	GFL Environmental Inc		(216,751)
	(46,181)	GFL Environmental, Inc.		(2,085,534)
	(23,400)	Keyera Corp.		(686,271)
	(4,087)	Kinross Gold Corp.		(43,813)
	(5,800)	MEG Energy Corp.		(90,282)
	(6,200)	National Bank of Canada		(516,013)
	(900)	Onex Corp.		(66,482)
	(87,820)	Pan American Silver Corp. (b)		(2,092,751)
	(9,800)	Pan American Silver Corp. (b)		(233,357)
	(57,021)	Pembina Pipeline Corp.		(2,216,406)
	(30,924)	Restaurant Brands International, Inc.		(2,017,791)
	(38,100)	Saputo, Inc.		(671,276)
	(2,200)	TC Energy Corp.		(98,462)

		Total Canada		(23,013,233)

		China — (0.2)%
	(10,000)	Akeso, Inc. *		(94,342)
$			$
Shares		Description	Value ($)
		China — continued
	(5,800)	BeiGene Ltd. *		(123,926)
	(4,840)	Bilibili, Inc. – Class Z *		(98,308)
	(42,000)	Genscript Biotech Corp. *		(68,758)
	(30,000)	Innovent Biologics, Inc. *		(156,431)
	(1,400)	Legend Biotech Corp. ADR*		(49,014)
	(12,340)	NIO, Inc. – Class A *		(56,660)
	(4,100)	TAL Education Group ADR*		(52,972)
	(25,700)	XPeng, Inc. – Class A *		(274,605)
	(17,500)	Zai Lab Ltd. *		(61,948)
	(15,100)	Zhejiang Leapmotor Technology Co. Ltd. *		(68,209)

		Total China		(1,105,173)

		Denmark — (0.7)%
	(16,376)	Coloplast AS – Class B		(1,743,967)
	(18,288)	Orsted AS *		(801,905)
	(77,812)	Tryg AS		(1,701,380)
	(9,315)	Zealand Pharma AS *		(864,259)

		Total Denmark		(5,111,511)

		Finland — (0.1)%
	(58,466)	Nordea Bank Abp		(769,556)
	(2,217)	Orion Oyj – Class B		(124,775)

		Total Finland		(894,331)

		France — (1.6)%
	(5,587)	Accor SA		(279,817)
	(16,915)	Aeroports de Paris SA		(1,733,648)
	(32,555)	Alstom SA *		(714,647)
	(118,467)	Bollore SE		(717,586)
	(2,703)	Bureau Veritas SA		(81,288)
	(3,246)	Dassault Aviation SA		(831,524)
	(21,794)	Edenred SE		(693,695)
	(23,385)	Engie SA		(418,341)
	(1,138)	Gecina SA – (REIT)		(106,674)
	(127,817)	Getlink SE		(2,119,957)
	(888)	Hermes International SCA		(2,534,734)
	(4,517)	Renault SA		(234,719)
	(6,519)	Unibail-Rodamco-Westfield – (REIT) *		(552,266)
	(4,319)	Vinci SA		(496,891)

		Total France		(11,515,787)

		Germany — (2.2)%
	(8,939)	adidas AG		(2,284,903)
	(12,788)	BASF SE		(652,039)
	(32,200)	Bayer AG (Registered)		(760,932)
	(3,204)	CTS Eventim AG & Co. KGaA		(351,805)
	(73,664)	Delivery Hero SE *		(2,105,936)
	(960)	Deutsche Boerse AG		(250,390)
	(191)	LEG Immobilien SE		(15,858)
	(7,126)	MTU Aero Engines AG		(2,482,969)
	(1,056)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)		(598,485)

See accompanying notes to the financial statements.	8

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Germany — continued
	(3,679)	Qiagen NV *		(140,925)
	(1,083)	Rational AG		(977,290)
	(84)	Rheinmetall AG		(88,714)
	(52,681)	Siemens Energy AG *		(3,029,501)
	(11,251)	Talanx AG		(1,023,949)
	(24,963)	Vonovia SE		(773,180)

		Total Germany		(15,536,876)

		Hong Kong — (0.5)%
	(37,800)	AIA Group Ltd.		(290,243)
	(20,500)	CLP Holdings Ltd.		(169,845)
	(900)	Futu Holdings Ltd. ADR		(98,271)
	(37,000)	Galaxy Entertainment Group Ltd.		(152,176)
	(60,300)	Hongkong Land Holdings Ltd.		(272,949)
	(5,200)	Jardine Matheson Holdings Ltd.		(207,868)
	(187,000)	MTR Corp. Ltd.		(612,461)
	(73,000)	New World Development Co. Ltd.		(45,317)
	(399,600)	Sands China Ltd. *		(916,037)
	(64,000)	Swire Pacific Ltd. – Class A		(532,316)
	(166,000)	Wharf Real Estate Investment Co. Ltd.		(432,540)

		Total Hong Kong		(3,730,023)

		Israel — (1.1)%
	(6,888)	CyberArk Software Ltd. *		(2,506,199)
	(7,809)	Monday.com Ltd. *		(2,317,477)
	(32,200)	Teva Pharmaceutical Industries Ltd. ADR*		(530,012)
	(10,554)	Wix.com Ltd. *		(2,118,082)

		Total Israel		(7,471,770)

		Italy — (1.2)%
	(41,529)	Amplifon SpA		(1,055,910)
	(5,274)	Ferrari NV		(2,480,119)
	(108,994)	FinecoBank Banca Fineco SpA		(2,040,718)
	(204,648)	Infrastrutture Wireless Italiane SpA		(2,049,571)
	(150,265)	Nexi SpA *		(788,065)

		Total Italy		(8,414,383)

		Japan — (5.9)%
	(7,000)	Advantest Corp.		(392,258)
	(116,300)	Aeon Co. Ltd.		(2,853,355)
	(24,100)	AGC, Inc.		(723,136)
	(46,500)	Aisin Corp.		(551,074)
	(99,400)	ANA Holdings, Inc.		(1,886,081)
	(61,000)	Asics Corp.		(1,365,961)
	(48,700)	Astellas Pharma, Inc.		(473,713)
	(2,800)	Chugai Pharmaceutical Co. Ltd.		(140,649)
	(15,700)	Concordia Financial Group Ltd.		(91,925)
	(111)	Daiwa House REIT Investment Corp. – (REIT)		(182,665)
	(20,700)	Dentsu Group, Inc.		(429,707)
	(6,700)	Disco Corp.		(1,700,497)
	(39,600)	East Japan Railway Co.		(782,974)
	(25,500)	FANUC Corp.		(734,081)
$			$
Shares		Description	Value ($)
		Japan — continued
	(6,800)	Fujikura Ltd.		(283,800)
	(8,100)	Japan Airlines Co. Ltd.		(138,822)
	(177,000)	Japan Exchange Group, Inc.		(1,882,700)
	(67,700)	Japan Post Bank Co. Ltd.		(683,353)
	(974)	Japan Real Estate Investment Corp. – (REIT)		(699,461)
	(9,300)	Keisei Electric Railway Co. Ltd.		(88,886)
	(1,400)	Keyence Corp		(558,428)
	(53,100)	Kobe Bussan Co. Ltd.		(1,173,581)
	(13,400)	Lasertec Corp.		(1,213,427)
	(1,600)	McDonald’s Holdings Co. Japan Ltd.		(60,576)
	(34,100)	Mitsubishi HC Capital, Inc.		(230,529)
	(130,000)	MonotaRO Co. Ltd.		(2,183,880)
	(2,900)	NIDEC Corp.		(52,281)
	(70,900)	Nippon Paint Holdings Co. Ltd.		(527,451)
	(31,400)	Nippon Steel Corp.		(697,038)
	(232,300)	Nissan Motor Co. Ltd.		(664,776)
	(48,800)	Obayashi Corp.		(661,138)
	(15,400)	Omron Corp.		(465,027)
	(127,600)	Oriental Land Co. Ltd.		(2,626,163)
	(473,900)	Rakuten Group, Inc. *		(2,932,793)
	(85,200)	Resona Holdings, Inc.		(666,628)
	(51,500)	Ricoh Co. Ltd.		(559,809)
	(6,500)	SBI Holdings, Inc.		(189,499)
	(108,000)	Shiseido Co. Ltd.		(1,962,984)
	(2,179,600)	SoftBank Corp.		(3,107,123)
	(14,700)	SoftBank Group Corp.		(818,908)
	(103,500)	Tokyu Corp.		(1,195,269)
	(37,300)	Toyota Motor Corp.		(676,643)
	(66,000)	Unicharm Corp.		(495,662)
	(14,000)	West Japan Railway Co.		(277,419)
	(11,900)	Yaskawa Electric Corp.		(322,256)
	(29,400)	Zensho Holdings Co. Ltd.		(1,488,411)
	(7,200)	ZOZO, Inc.		(225,191)

		Total Japan		(42,117,988)

		Netherlands — (1.4)%
	(1,354)	Adyen NV *		(2,471,596)
	(7,400)	AerCap Holdings NV		(762,940)
	(19,655)	BE Semiconductor Industries NV		(2,216,332)
	(26,832)	CVC Capital Partners PLC *		(617,609)
	(2,163)	DSM-Firmenich AG		(231,791)
	(3,367)	Heineken Holding NV		(247,201)
	(7,049)	Heineken NV		(595,441)
	(31,132)	InPost SA *		(538,677)
	(84,261)	Universal Music Group NV		(2,344,468)

		Total Netherlands		(10,026,055)

		New Zealand — (0.1)%
	(128,805)	Auckland International Airport Ltd.		(589,427)
	(30,080)	Infratil Ltd.		(183,586)
	(64,340)	Mercury NZ Ltd.		(213,998)

		Total New Zealand		(987,011)

9	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Norway — (0.3)%
	(14,660)	Kongsberg Gruppen ASA		(1,783,447)

		Peru — (0.3)%
	(19,951)	Southern Copper Corp.		(1,774,205)

		Portugal — (0.1)%
	(79,571)	EDP Renovaveis SA		(706,544)

		Singapore — (1.0)%
	(80,600)	CapitaLand Integrated Commercial Trust – (REIT)		(117,809)
	(828,800)	CapitaLand Investment Ltd.		(1,575,815)
	(472,085)	Grab Holdings Ltd. – Class A *		(2,289,612)
	(298,700)	Keppel Ltd.		(1,520,366)
	(2,400)	Sea Ltd. ADR*		(305,448)
	(134,500)	Seatrium Ltd. *		(211,043)
	(138,800)	Singapore Airlines Ltd.		(699,581)
	(61,100)	Singapore Technologies Engineering Ltd.		(244,834)

		Total Singapore		(6,964,508)

		Spain — (1.0)%
	(4,336)	ACS Actividades de Construccion y Servicios SA		(231,569)
	(92,690)	Cellnex Telecom SA *		(3,301,979)
	(76,537)	Ferrovial SE		(3,400,894)
	(40,423)	Grifols SA *		(444,523)

		Total Spain		(7,378,965)

		Sweden — (1.1)%
	(4,684)	AddTech AB – Class B		(141,168)
	(66,376)	Beijer Ref AB		(991,353)
	(5,335)	Castellum AB *		(59,413)
	(67,987)	EQT AB		(2,117,115)
	(8,298)	Fastighets AB Balder – Class B *		(58,853)
	(7,211)	Hexagon AB – B Shares		(83,156)
	(2,356)	Industrivarden AB – C Shares		(89,160)
	(7,848)	Lifco AB – B Shares		(268,869)
	(181,323)	Nibe Industrier AB – B Shares		(678,959)
	(8,442)	Skandinaviska Enskilda Banken AB – Class A		(135,666)
	(4,018)	Spotify Technology SA *		(2,442,984)
	(12,818)	Svenska Cellulosa AB SCA – Class B		(175,428)
	(218,282)	Telia Co. AB		(708,761)

		Total Sweden		(7,950,885)

		Switzerland — (1.7)%
	(2,540)	Alcon, Inc.		(236,982)
	(43,532)	Avolta AG		(1,977,936)
	(8,600)	Bachem Holding AG		(556,753)
	(3,795)	Baloise Holding AG (Registered)		(733,518)
	(6,692)	Banque Cantonale Vaudoise (Registered)		(712,815)
	(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)		(244,369)
$			$
Shares		Description	Value ($)
		Switzerland — continued
	(2,203)	Cie Financiere Richemont SA – Class A (Registered)		(451,423)
	(46,502)	Clariant AG (Registered)		(516,798)
	(753)	Galderma Group AG *		(91,840)
	(26)	Givaudan SA (Registered)		(117,171)
	(423)	Kuehne & Nagel International AG (Registered)		(97,586)
	(835)	Partners Group Holding AG		(1,236,436)
	(90,037)	SIG Group AG		(1,789,248)
	(3,288)	Swatch Group AG		(640,305)
	(7,849)	Swiss Prime Site AG (Registered)		(905,117)
	(4,560)	Swiss Re AG		(733,018)
	(1,941)	VAT Group AG		(734,640)

		Total Switzerland		(11,775,955)

		United Kingdom — (4.0)%
	(4,773)	Antofagasta PLC		(105,199)
	(55,483)	Auto Trader Group PLC		(544,594)
	(115,084)	BP PLC		(633,233)
	(29,753)	Endeavour Mining PLC		(581,319)
	(54,588)	Entain PLC		(516,522)
	(267,172)	Informa PLC		(2,906,211)
	(17,601)	InterContinental Hotels Group PLC		(2,205,063)
	(99,352)	Land Securities Group PLC – (REIT)		(708,679)
	(194,952)	Legal & General Group PLC		(603,678)
	(19,507)	London Stock Exchange Group PLC		(2,916,835)
	(38,053)	LondonMetric Property PLC – (REIT)		(89,424)
	(314,585)	Melrose Industries PLC		(2,553,676)
	(27,311)	Ocado Group PLC *		(89,997)
	(269,085)	Phoenix Group Holdings PLC		(1,762,357)
	(13,740)	Prudential PLC		(126,495)
	(10,819)	Reckitt Benckiser Group PLC		(716,081)
	(154,079)	Rentokil Initial PLC		(773,531)
	(449,730)	Rolls-Royce Holdings PLC *		(4,245,631)
	(21,307)	Segro PLC – (REIT)		(189,451)
	(78,152)	Severn Trent PLC		(2,467,304)
	(1,012)	Spirax Group PLC		(93,445)
	(64,262)	United Utilities Group PLC		(794,763)
	(16,813)	Whitbread PLC		(567,873)
	(169,577)	Wise PLC – Class A *		(2,125,981)
	(44,298)	WPP PLC		(359,350)

		Total United Kingdom		(28,676,692)

		United States — (49.8)%
	(8,987)	AbbVie, Inc.		(1,878,553)
	(3,900)	Advanced Micro Devices, Inc. *		(389,454)
	(6,700)	AECOM		(670,335)
	(1,900)	AeroVironment, Inc. *		(284,278)
	(225,996)	AES Corp.		(2,619,294)
	(17,000)	Affirm Holdings, Inc. *		(1,090,550)
	(12,300)	Alcoa Corp.		(408,975)
	(2,900)	Alexandria Real Estate Equities, Inc. – (REIT)		(296,554)
	(13,149)	Alnylam Pharmaceuticals, Inc. *		(3,244,516)

See accompanying notes to the financial statements.	10

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	(916,176)	Amcor PLC		(9,271,701)
	(9,600)	American Homes 4 Rent – Class A, (REIT)		(355,296)
	(9,700)	American International Group, Inc.		(804,518)
	(5,700)	American Water Works Co., Inc.		(775,029)
	(22,600)	Americold Realty Trust, Inc. – (REIT)		(518,218)
	(2,800)	AmerisourceBergen Corp.		(709,912)
	(2,344)	Amgen, Inc.		(722,093)
	(3,100)	Analog Devices, Inc.		(713,186)
	(19,300)	Annaly Capital Management, Inc. – (REIT)		(423,828)
	(5,800)	Antero Resources Corp. *		(212,860)
	(343)	Aon PLC – Class A		(140,328)
	(7,900)	Apellis Pharmaceuticals, Inc. *		(198,685)
	(3,000)	Apollo Global Management, Inc.		(447,810)
	(1,430)	Aptiv plc *		(93,122)
	(3,600)	ARES Management Corp. – Class A		(615,384)
	(9,941)	Arthur J Gallagher & Co.		(3,357,473)
	(15,000)	AT&T, Inc.		(411,150)
	(7,900)	ATI, Inc. *		(459,464)
	(18,818)	Atlantic Union Bankshares Corp.		(671,238)
	(229,900)	Aurora Innovation, Inc. *		(1,671,373)
	(5,153)	Axon Enterprise, Inc. *		(2,723,103)
	(3,100)	Baker Hughes Co.		(138,229)
	(10,300)	Ball Corp.		(542,707)
	(22,761)	Baxter International, Inc.		(785,482)
	(7,047)	Bentley Systems, Inc. – Class B		(309,363)
	(8,700)	Bill Holdings, Inc. *		(480,240)
	(3,000)	Biogen, Inc. *		(421,500)
	(10,800)	BioMarin Pharmaceutical, Inc. *		(768,528)
	(1,400)	Bio-Rad Laboratories – Class A *		(371,224)
	(1,211)	Bio-Techne Corp.		(74,779)
	(23,900)	Blue Owl Capital, Inc.		(514,567)
	(2,400)	Blueprint Medicines Corp. *		(231,768)
	(29,652)	Boeing Co. *		(5,178,129)
	(2,957)	Boston Scientific Corp. *		(306,907)
	(2,000)	Bright Horizons Family Solutions, Inc. *		(259,320)
	(1,300)	Bristol-Myers Squibb Co.		(77,506)
	(10,697)	Burlington Stores, Inc. *		(2,667,083)
	(6,300)	Cadence Bank		(208,908)
	(1,300)	Carlisle Cos., Inc.		(442,988)
	(5,800)	Carlyle Group, Inc.		(289,072)
	(2,500)	Carpenter Technology Corp.		(517,675)
	(12,767)	Carvana Co. *		(2,975,988)
	(3,400)	Casella Waste Systems, Inc. – Class A *		(380,868)
	(3,800)	Cava Group, Inc. *		(361,114)
	(3,600)	CDW Corp.		(641,520)
	(12,014)	Charles Schwab Corp.		(955,473)
	(1,100)	Chart Industries, Inc. *		(209,605)
	(41,631)	Charter Communications, Inc. – Class A *		(15,135,783)
	(1,800)	Cheniere Energy, Inc.		(411,408)
	(173,718)	Chevron Corp.		(27,555,149)
	(3,500)	Chewy, Inc. – Class A *		(130,410)
	(42,056)	Chipotle Mexican Grill, Inc. *		(2,269,762)
	(375)	Church & Dwight Co., Inc.		(41,700)
	(900)	Churchill Downs		(106,650)
$			$
Shares		Description	Value ($)
		United States — continued
	(4,000)	Cintas Corp.		(830,000)
	(4,200)	Clorox Co.		(656,838)
	(36,344)	Cloudflare, Inc. – Class A *		(5,280,783)
	(500)	Coherent Corp. *		(37,595)
	(9,200)	Coinbase Global, Inc. – Class A *		(1,983,704)
	(13,157)	Corning, Inc.		(659,824)
	(1,900)	Corpay, Inc. *		(697,395)
	(1,241)	CoStar Group, Inc. *		(94,626)
	(268)	Costco Wholesale Corp.		(281,027)
	(7,300)	CRISPR Therapeutics AG *		(320,616)
	(7,400)	Crown Holdings, Inc.		(663,262)
	(8,800)	Cytokinetics, Inc. *		(404,800)
	(1,100)	Danaher Corp.		(228,536)
	(14,800)	Datadog, Inc. – Class A *		(1,724,940)
	(39,664)	Dayforce, Inc. *		(2,458,771)
	(27,919)	Dexcom, Inc. *		(2,467,202)
	(3,700)	Diamondback Energy, Inc.		(588,152)
	(8,300)	Digital Realty Trust, Inc. – (REIT)		(1,297,456)
	(2,500)	DocuSign, Inc. *		(207,925)
	(9,500)	Dollar Tree, Inc. *		(692,170)
	(11,900)	Dominion Energy, Inc.		(673,778)
	(143)	Domino’s Pizza, Inc.		(70,028)
	(12,859)	Dow, Inc.		(490,056)
	(50,055)	DraftKings, Inc. – Class A *		(2,195,412)
	(15,700)	DuPont de Nemours, Inc.		(1,283,789)
	(8,500)	Dutch Bros, Inc. – Class A *		(672,860)
	(3,822)	Dynatrace, Inc. *		(218,809)
	(1,119)	Ecolab, Inc.		(301,022)
	(14,300)	Elastic NV *		(1,663,948)
	(7,312)	Entegris, Inc.		(740,121)
	(59,224)	EQT Corp.		(2,852,820)
	(1,000)	Equifax, Inc.		(245,200)
	(43,380)	Equitable Holdings, Inc.		(2,386,768)
	(6,516)	Erie Indemnity Co. – Class A		(2,789,304)
	(3,300)	Essential Utilities, Inc.		(125,334)
	(7,200)	Estee Lauder Cos., Inc., – Class A		(517,752)
	(54,217)	Exact Sciences Corp. *		(2,570,428)
	(4,493)	Expand Energy Corp.		(444,268)
	(2,000)	Exxon Mobil Corp.		(222,660)
	(1,203)	Fair Isaac Corp. *		(2,269,279)
	(29,672)	Fastenal Co.		(2,247,061)
	(44,952)	Fidelity National Information Services, Inc.		(3,196,986)
	(17,800)	FirstEnergy Corp.		(690,106)
	(19,143)	Fiserv, Inc. *		(4,511,814)
	(8,532)	Flutter Entertainment PLC * (b)		(2,354,877)
	(1,800)	Flutter Entertainment PLC * (b)		(505,062)
	(1,780)	Fortinet, Inc. *		(192,258)
	(3,000)	Freshpet, Inc. *		(321,090)
	(3,600)	FTAI Aviation Ltd.		(463,356)
	(21,600)	GameStop Corp. – Class A *		(540,864)
	(4,159)	Gartner, Inc. *		(2,072,513)
	(3,406)	GE Vernova, Inc.		(1,141,623)
	(7,400)	Gilead Sciences, Inc.		(845,894)
	(3,300)	Glaukos Corp. *		(396,066)

11	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	(3,800)	Global Payments, Inc.		(400,064)
	(9,900)	Guidewire Software, Inc. *		(1,993,068)
	(7,000)	Healthcare Realty Trust, Inc. – (REIT)		(119,910)
	(3,700)	HealthEquity, Inc. *		(406,112)
	(35,000)	Healthpeak Properties, Inc. – (REIT)		(716,100)
	(1,544)	HEICO Corp.		(408,666)
	(1,500)	Hershey Co.		(259,065)
	(3,100)	Hologic, Inc. *		(196,509)
	(2,187)	Howmet Aerospace, Inc.		(298,744)
	(6,680)	HubSpot, Inc. *		(4,836,253)
	(11,394)	Hyatt Hotels Corp. – Class A		(1,605,984)
	(4,100)	Illumina, Inc. *		(363,834)
	(3,023)	Ingersoll Rand, Inc.		(256,290)
	(6,600)	Insmed, Inc. *		(538,230)
	(13,362)	Insulet Corp. *		(3,638,072)
	(700)	Interactive Brokers Group, Inc. – Class A		(143,080)
	(16,500)	International Flavors & Fragrances, Inc.		(1,349,865)
	(35,830)	International Paper Co.		(2,019,020)
	(365,617)	Interpublic Group of Cos Inc		(10,017,906)
	(25,800)	Invitation Homes, Inc. – (REIT)		(877,458)
	(5,900)	Ionis Pharmaceuticals, Inc. *		(195,821)
	(43,600)	IonQ, Inc. *		(1,071,252)
	(900)	Iron Mountain, Inc. – (REIT)		(83,853)
	(1,700)	Jabil, Inc.		(263,364)
	(2,000)	Jefferies Financial Group, Inc.		(132,400)
	(7,952)	Johnson Controls International PLC		(681,168)
	(19,600)	Keurig Dr. Pepper, Inc.		(656,992)
	(9,800)	Kimco Realty Corp. – (REIT)		(216,580)
	(8,900)	Kite Realty Group Trust – (REIT)		(204,077)
	(18,007)	KKR & Co., Inc.		(2,441,569)
	(18,700)	Kraft Heinz Co.		(574,277)
	(1,900)	Kyndryl Holdings, Inc. *		(72,352)
	(10,600)	Lamb Weston Holdings, Inc.		(549,822)
	(37,148)	Liberty Media Corp.-Liberty Formula One – Class C *		(3,582,182)
	(6,683)	Linde PLC		(3,121,295)
	(22,258)	Live Nation Entertainment, Inc. *		(3,190,907)
	(111,400)	Lucid Group, Inc. *		(247,308)
	(800)	Lululemon Athletica, Inc. *		(292,488)
	(4,400)	Lumentum Holdings, Inc. *		(309,452)
	(26,000)	Lyft, Inc. – Class A *		(346,840)
	(8,210)	Manhattan Associates, Inc. *		(1,452,185)
	(36,700)	Marathon Digital Holdings, Inc. *		(510,864)
	(2,200)	Marriott International, Inc. – Class A		(616,990)
	(46,802)	Marvell Technology, Inc.		(4,297,360)
	(3,854)	Mastercard, Inc. – Class A		(2,221,099)
	(8,900)	McCormick & Co., Inc.		(735,229)
	(1,958)	McKesson Corp.		(1,253,629)
	(988)	MercadoLibre, Inc. *		(2,096,408)
	(6,720)	MicroStrategy, Inc. – Class A *		(1,716,490)
	(7,800)	Moderna, Inc. *		(241,488)
	(17,978)	MongoDB, Inc. *		(4,807,856)
	(1,059)	Monolithic Power Systems, Inc.		(647,060)
	(4,194)	Moody’s Corp.		(2,113,524)
$			$
Shares		Description	Value ($)
		United States — continued
	(1,800)	Morgan Stanley		(239,598)
	(2,764)	Motorola Solutions, Inc.		(1,216,768)
	(4,000)	MSCI, Inc.		(2,362,040)
	(1,500)	Natera, Inc. *		(233,385)
	(37,743)	Newmont Corp.		(1,616,910)
	(11,500)	NextEra Energy, Inc.		(806,955)
	(10,148)	NIKE, Inc. – Class B		(806,056)
	(3,145)	NiSource, Inc.		(128,347)
	(15,100)	Norwegian Cruise Line Holdings Ltd. *		(343,072)
	(16,800)	Nutanix, Inc. – Class A *		(1,291,752)
	(57)	NVR, Inc. *		(412,998)
	(10,800)	Occidental Petroleum Corp.		(527,472)
	(36,084)	Okta, Inc. *		(3,265,241)
	(453)	Old Dominion Freight Line, Inc.		(79,954)
	(5,100)	Omega Healthcare Investors, Inc. – (REIT)		(187,884)
	(22,084)	ONEOK, Inc.		(2,217,013)
	(120)	O’Reilly Automotive, Inc. *		(164,837)
	(31,456)	Palantir Technologies, Inc. – Class A *		(2,671,243)
	(4,969)	Palo Alto Networks, Inc. *		(946,247)
	(21,252)	Paychex, Inc.		(3,223,291)
	(35,200)	PG&E Corp.		(575,168)
	(2,000)	Planet Fitness, Inc. – Class A *		(185,100)
	(1,797)	Pool Corp.		(623,559)
	(10,400)	Prologis, Inc. – (REIT)		(1,288,768)
	(12,602)	Pure Storage, Inc. – Class A *		(661,227)
	(2,100)	Q2 Holdings, Inc. *		(183,477)
	(11,800)	Rambus, Inc. *		(659,502)
	(7,764)	Raytheon Technologies Corp.		(1,032,534)
	(22,100)	Realty Income Corp. – (REIT)		(1,260,363)
	(3,000)	Regency Centers Corp. – (REIT)		(230,100)
	(1,800)	Reinsurance Group of America, Inc.		(364,842)
	(9,300)	REVOLUTION Medicines, Inc. *		(378,882)
	(253,817)	Rivian Automotive, Inc. – Class A *		(3,005,193)
	(21,111)	Robinhood Markets, Inc. – Class A *		(1,057,661)
	(50,031)	ROBLOX Corp. – Class A *		(3,183,973)
	(23,200)	Rocket Lab USA, Inc. *		(475,368)
	(10,990)	Roku, Inc. *		(917,775)
	(43,507)	Rollins, Inc.		(2,279,332)
	(3,611)	Royal Caribbean Cruises Ltd.		(888,667)
	(7,800)	Ryan Specialty Group Holdings, Inc.		(545,922)
	(500)	Ryman Hospitality Properties, Inc. – (REIT)		(49,445)
	(543)	S&P Global, Inc.		(289,821)
	(42,831)	Samsara, Inc. – Class A *		(2,042,182)
	(5,200)	Sandisk Corp. *		(243,620)
	(2,300)	Sarepta Therapeutics, Inc. *		(245,525)
	(181,998)	Schlumberger NV		(7,582,037)
	(7,100)	Seagate Technology Holdings PLC		(723,561)
	(2,322)	ServiceNow, Inc. *		(2,158,903)
	(3,100)	Shift4 Payments, Inc. – Class A *		(306,125)
	(78,965)	Snap, Inc. – Class A *		(809,391)
	(16,624)	Snowflake, Inc. – Class A *		(2,944,110)
	(63,700)	SoFi Technologies, Inc. *		(921,739)
	(47,200)	SoundHound AI, Inc. – Class A *		(510,704)

See accompanying notes to the financial statements.	12

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	(7,800)	Southern Co.		(700,362)
	(22,300)	Southwest Airlines Co.		(692,638)
	(21,084)	Starbucks Corp.		(2,441,738)
	(4,466)	STERIS PLC		(979,215)
	(9,600)	Sun Communities, Inc. – (REIT)		(1,307,040)
	(4,300)	Sysco Corp.		(324,822)
	(20,214)	Take-Two Interactive Software, Inc. *		(4,284,964)
	(7,700)	Targa Resources Corp.		(1,553,244)
	(21,200)	TechnipFMC Plc		(624,128)
	(15,700)	Tenable Holdings, Inc. *		(598,798)
	(8,317)	Tesla, Inc. *		(2,436,715)
	(544)	Texas Pacific Land Corp.		(776,805)
	(2,830)	T-Mobile U.S., Inc.		(763,223)
	(53,953)	Toast, Inc. – Class A *		(2,082,586)
	(13,162)	Tractor Supply Co.		(728,517)
	(7,823)	Trade Desk, Inc. – Class A *		(550,113)
	(1,831)	Tradeweb Markets, Inc. – Class A		(247,862)
	(1,623)	TransDigm Group, Inc.		(2,218,966)
	(5,900)	Twilio, Inc. – Class A *		(707,587)
	(1,619)	Tyler Technologies, Inc. *		(985,048)
	(22,400)	UDR, Inc. – (REIT)		(1,012,032)
	(32,800)	Unity Software, Inc. *		(840,992)
	(18,200)	Varonis Systems, Inc. *		(782,054)
	(3,600)	Vaxcyte, Inc. *		(262,872)
	(25,100)	Ventas, Inc. – (REIT)		(1,736,418)
	(2,008)	Verisk Analytics, Inc.		(596,195)
	(5,700)	Vertiv Holdings Co. – Class A		(542,469)
	(4,600)	Viking Therapeutics, Inc. *		(132,802)
	(18,901)	Vistra Corp.		(2,526,308)
	(2,300)	Vornado Realty Trust – (REIT)		(96,692)
	(4,800)	Walt Disney Co.		(546,240)
	(3,700)	Waste Connections, Inc.		(702,112)
	(3,099)	Waste Management, Inc.		(721,385)
	(5,651)	Watsco, Inc.		(2,849,969)
	(2,700)	Wayfair, Inc. – Class A *		(106,785)
	(13,288)	Welltower, Inc. – (REIT)		(2,039,841)
	(971)	West Pharmaceutical Services, Inc.		(225,602)
$			$
Shares / Par Value†		Description	Value ($)
		United States — continued
	(15,600)	Western Digital Corp. *		(763,308)
	(600)	WEX, Inc. *		(94,260)
	(61,123)	Williams Cos., Inc.		(3,556,136)
	(1,001)	Workday, Inc. – Class A *		(263,603)
	(8,649)	Wynn Resorts Ltd.		(772,529)
	(800)	XPO, Inc. *		(98,368)
	(38,274)	Zillow Group, Inc. – Class C *		(2,934,085)
	(6,905)	Zimmer Biomet Holdings, Inc.		(720,330)
	(21,139)	Zscaler, Inc. *		(4,148,106)

		Total United States		(352,558,427)

		TOTAL COMMON STOCKS (PROCEEDS $569,707,504)		(572,553,564)

		PREFERRED STOCKS (g) — (0.3)%
		Germany — (0.3)%
	(6,998)	Sartorius AG		(1,753,650)

		TOTAL PREFERRED STOCKS (PROCEEDS $2,109,722)		(1,753,650)

		DEBT OBLIGATIONS — (3.9)%
		United States — (3.9)%
		U.S. Government Agency — (3.9)%
	(30,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 03/01/40		(27,763,046)

		TOTAL DEBT OBLIGATIONS (PROCEEDS $27,512,110)		(27,763,046)

		TOTAL SECURITIES SOLD SHORT (PROCEEDS $599,329,336)		(602,070,260)

		Other Assets and Liabilities (net) — (4.4)%		(31,167,535)

		TOTAL NET ASSETS — 100.0%		$708,252,130

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/31/2025	BCLY	AUD	24,346,638	USD	15,179,033	68,824
03/31/2025	SSB	AUD	7,251,350	USD	4,523,465	23,073
05/12/2025	SSB	AUD	6,890,000	USD	4,329,461	52,081
03/14/2025	BBH	CAD	8,350,000	USD	5,892,392	118,140
04/04/2025	JPM	CAD	10,966,909	USD	7,655,522	64,482
03/31/2025	SSB	CHF	10,713,537	USD	11,911,461	9,398
04/28/2025	CITI	EUR	2,239,200	USD	2,353,823	24,312
04/28/2025	DB	EUR	45,000	USD	47,127	312

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
04/28/2025	JPM	EUR	46,000	USD	48,472	617
03/31/2025	SSB	EUR	3,137,231	USD	3,280,400	21,555
04/15/2025	SSB	GBP	2,870,000	USD	3,613,804	3,998
05/21/2025	SSB	HKD	29,039,920	USD	3,739,994	778
05/19/2025	CITI	HUF	145,000,000	USD	378,452	6,645
05/19/2025	DB	IDR	7,200,000,000	USD	439,735	6,085
03/28/2025	BCLY	INR	64,000,000	USD	736,456	6,116
03/28/2025	GS	INR	155,000,000	USD	1,782,777	13,986

13	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/28/2025	MSCI	INR	36,000,000	USD	412,083	1,267
03/28/2025	SSB	INR	44,000,000	USD	504,482	2,374
05/19/2025	BCLY	KRW	1,391,169,825	USD	962,261	6,719
04/15/2025	BBH	MXN	18,200,000	USD	888,607	8,448
04/15/2025	CITI	MXN	7,200,000	USD	349,108	913
04/15/2025	JPM	MXN	8,000,000	USD	391,766	4,883
04/15/2025	MSCI	MXN	7,400,000	USD	360,472	2,605
03/28/2025	SSB	NOK	16,363,434	USD	1,457,565	4,741
03/28/2025	UBSA	NOK	17,961,134	USD	1,618,983	24,307
05/14/2025	BOA	NZD	4,550,000	USD	2,552,264	2,338
03/31/2025	BCLY	NZD	13,857,827	USD	7,847,288	88,265
05/14/2025	BCLY	NZD	3,500,000	USD	2,014,889	53,407
05/14/2025	SSB	NZD	39,360,000	USD	22,157,712	99,452
05/20/2025	SSB	PLN	8,100,000	USD	2,029,081	32,507
04/28/2025	GS	RON	4,691,896	USD	982,980	6,864
03/12/2025	DB	SEK	27,400,000	USD	2,556,648	10,606
03/17/2025	UBSA	SEK	7,581,491	USD	709,774	5,076
04/21/2025	GS	TWD	26,743,349	USD	813,808	965
04/21/2025	SSB	TWD	55,500,000	USD	1,692,125	5,246
04/02/2025	BCLY	USD	2,549,725	BRL	15,132,106	4,709
04/02/2025	JPM	USD	6,653,820	BRL	39,421,225	831
04/04/2025	GS	USD	19,232,804	CAD	28,212,117	294,970
05/19/2025	MSCI	USD	11,897,879	COP	50,273,300,000	86,224
04/15/2025	CITI	USD	3,696,086	CZK	89,600,000	11,886
04/15/2025	MSCI	USD	844,657	CZK	20,800,000	16,122
05/12/2025	JPM	USD	894,557	EGP	47,000,000	2,812
04/15/2025	CITI	USD	1,080,673	GBP	890,000	38,745
04/07/2025	JPM	USD	1,283,564	JPY	194,574,379	14,013
03/14/2025	SSB	USD	22,905,630	JPY	3,524,915,155	536,709
04/02/2025	BCLY	USD	2,287,745	MXN	47,644,114	20,472
04/15/2025	GS	USD	2,175,878	MXN	45,400,000	19,683
04/02/2025	JPM	USD	15,130,533	MXN	315,361,316	147,795
04/15/2025	MSCI	USD	3,698,206	MXN	78,118,725	79,646
04/02/2025	MSCI	USD	2,287,563	MXN	47,644,114	20,654
04/15/2025	SSB	USD	7,520,278	MXN	157,400,000	91,648
04/15/2025	BCLY	USD	26,535,387	NOK	301,027,768	192,951
03/28/2025	BCLY	USD	48,256,130	NOK	545,134,090	143,514
04/15/2025	CITI	USD	732,775	NOK	8,400,000	13,064
04/10/2025	CITI	USD	365,837	PEN	1,360,000	2,982
04/10/2025	MSCI	USD	13,832,295	PEN	51,820,000	220,796
03/12/2025	MSCI	USD	10,333,708	SEK	112,755,521	143,675
04/14/2025	BCLY	USD	5,184,977	TRY	198,200,000	51,097
03/31/2025	BCLY	CHF	34,568,310	USD	38,241,861	(161,348)
04/15/2025	MSCI	CHF	4,977,275	USD	5,489,543	(49,656)
04/15/2025	SSB	CHF	15,400,000	USD	17,044,920	(93,708)
03/31/2025	SSB	CHF	2,601,546	USD	2,867,967	(22,185)
04/15/2025	CITI	CZK	2,000,000	USD	82,502	(265)
04/15/2025	DB	CZK	69,800,000	USD	2,881,796	(6,780)
04/28/2025	MSCI	EUR	1,536,000	USD	1,591,813	(6,136)
04/28/2025	SSB	EUR	2,101,000	USD	2,173,411	(12,326)
05/12/2025	SSB	EUR	12,677,388	USD	13,140,825	(57,994)
05/14/2025	SSB	EUR	17,180,000	USD	17,867,439	(21,177)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/31/2025	BCLY	GBP	1,971,754	USD	2,451,256	(28,869)
04/15/2025	CITI	GBP	350,000	USD	438,103	(2,117)
04/15/2025	GS	GBP	1,690,000	USD	2,117,473	(8,162)
04/15/2025	MSCI	GBP	270,000	USD	335,030	(4,569)
04/15/2025	SSB	GBP	270,000	USD	331,086	(8,512)
03/31/2025	SSB	GBP	615,979	USD	766,349	(8,445)
05/21/2025	BCLY	HKD	59,858,565	USD	7,706,105	(1,358)
03/28/2025	SSB	INR	40,000,000	USD	455,601	(862)
03/31/2025	BCLY	JPY	601,670,327	USD	3,913,860	(95,351)
04/07/2025	BBH	JPY	2,000,000,000	USD	12,877,031	(460,562)
03/31/2025	SSB	JPY	197,877,354	USD	1,280,033	(38,516)
04/15/2025	CITI	MXN	9,600,000	USD	462,267	(1,993)
04/15/2025	MSCI	MXN	29,600,000	USD	1,427,051	(4,417)
04/15/2025	SSB	MXN	6,600,000	USD	317,227	(1,952)
04/10/2025	GS	PEN	400,000	USD	107,030	(1,447)
05/19/2025	GS	PHP	79,500,000	USD	1,365,956	(2,266)
04/28/2025	DB	RON	9,450,000	USD	1,963,671	(2,336)
03/17/2025	BCLY	SEK	84,177,754	USD	7,696,742	(127,571)
03/17/2025	SSB	SEK	8,098,796	USD	724,321	(28,461)
04/24/2025	BOA	SGD	470,000	USD	348,073	(551)
04/24/2025	CITI	SGD	1,320,000	USD	976,617	(2,499)
03/31/2025	JPM	USD	8,902,343	AUD	14,210,667	(82,803)
03/31/2025	SSB	USD	3,489,659	AUD	5,507,256	(71,701)
05/12/2025	SSB	USD	2,619,072	AUD	4,110,000	(67,543)
04/02/2025	BCLY	USD	15,144,742	BRL	89,406,987	(52,052)
04/02/2025	CITI	USD	7,329,643	BRL	43,200,000	(37,101)
04/02/2025	GS	USD	3,244,784	BRL	19,150,000	(12,094)
03/14/2025	MSCI	USD	9,289,043	CAD	13,292,285	(97,068)
05/19/2025	CITI	USD	1,547,490	CLP	1,460,000,000	(28,387)
05/19/2025	GS	USD	1,963,250	CLP	1,860,000,000	(27,954)
05/19/2025	JPM	USD	4,654,219	CLP	4,425,696,500	(49,363)
05/19/2025	GS	USD	868,637	COP	3,600,000,000	(10,473)
04/15/2025	GS	USD	386,195	CZK	9,200,000	(5,466)
03/31/2025	BCLY	USD	20,789,758	EUR	19,949,070	(67,368)
03/31/2025	SSB	USD	3,610,113	EUR	3,456,711	(19,404)
04/15/2025	CITI	USD	3,817,342	GBP	3,030,000	(6,292)
04/15/2025	SSB	USD	2,821,822	GBP	2,230,000	(16,990)
05/19/2025	MSCI	USD	1,118,020	HUF	434,520,539	(3,829)
05/19/2025	SSB	USD	310,755	HUF	120,000,000	(3,053)
05/19/2025	MSCI	USD	9,875,142	IDR	162,251,543,000	(102,876)
05/12/2025	DB	USD	1,846,602	ILS	6,582,395	(20,189)
05/12/2025	GS	USD	758,332	ILS	2,700,000	(9,164)
03/13/2025	MSCI	USD	292,366	KRW	424,431,610	(1,784)
03/13/2025	SSB	USD	2,398,522	KRW	3,484,189,224	(13,112)
05/19/2025	SSB	USD	894,871	KRW	1,280,000,000	(15,686)
03/28/2025	SSB	USD	15,069,010	NOK	168,906,729	(72,653)
03/31/2025	BCLY	USD	1,036,092	NZD	1,829,342	(11,840)
05/14/2025	BBH	USD	4,403,769	NZD	7,700,000	(88,510)
03/31/2025	UBSA	USD	2,343,426	NZD	4,144,986	(22,641)
05/20/2025	CITI	USD	466,924	PLN	1,850,000	(10,917)
03/12/2025	BOA	USD	2,416,552	SEK	25,700,000	(28,476)
05/20/2025	MSCI	USD	10,673,537	THB	357,947,749	(144,274)

See accompanying notes to the financial statements.	14

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
04/21/2025	SSB	USD	273,864	TWD	9,000,000	(316)
03/31/2025	MSCI	USD	6,917,365	ZAR	127,900,000	(96,562)

						$376,051

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
85	Australia Government Bond 10 Yr.	March 2025	5,987,615	55,691
365	Cotton(h)	May 2025	11,908,125	(492,519)
33	Euro Bund	June 2025	4,528,965	2,873
28	FTSE MIB Index	March 2025	5,645,337	314,045
116	Hang Seng Index	March 2025	17,174,961	(228,588)
458	Iron Ore(h)	April 2025	4,691,752	(173,852)
220	Lean Hogs(h)	April 2025	7,363,400	(559,053)
48	Montreal Exchange 10 Yr. Canadian Bonds	June 2025	4,139,596	53,179
70	NYMEX Platinum Futures(h)	April 2025	3,282,650	(246,874)
79	RBOB Gasoline(h)	April 2025	7,387,859	(344,155)
46	Silver(h)	May 2025	7,244,080	(313,792)
88	Soybean(h)	May 2025	4,513,300	(163,575)
314	Soybean Meal(h)	May 2025	9,426,280	(218,397)
261	Sugar(h)	April 2025	5,413,766	21,492
189	TOPIX Index	March 2025	33,914,931	(797,398)
37	U.S. Treasury Note 10 Yr. (CBT)	June 2025	4,110,469	44,125
3	U.S. Treasury Ultra 10 Yr. (CBT)	June 2025	342,750	2,127
2	U.S. Ultra Bond (CBT)	June 2025	248,250	5,747
68	UK Gilt Long Bond	June 2025	7,991,738	53,195

			$145,315,824	$(2,985,729)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
172	CAC40 10 Euro	March 2025	14,567,085	126,834
24	CBOE Volatility Index(h)	March 2025	451,898	(46,748)
64	Cocoa(h)	May 2025	5,839,360	529,087
53	Coffee(h)	May 2025	7,414,369	715,896
30	Copper(h)	May 2025	3,411,000	100,817
669	Corn(h)	May 2025	15,704,775	1,130,309
330	E-mini Russell 2000 Index	March 2025	35,727,450	2,136,317
74	FTSE 100 Index	March 2025	8,225,525	(139,157)
29	FTSE Taiwan Index	March 2025	2,125,434	135,796
392	IFSC NIFTY 50 Index	March 2025	17,558,519	329,128
209	KFE KOSPI 200 Index Futures	March 2025	11,915,100	(435,699)
51	KOSPI 200 Index	March 2025	6,433,528	185,043
155	Live Cattle Futures(h)	April 2025	11,944,300	517,135
354	MSCI Singapore	March 2025	10,415,078	15,809
30	Natural Gas(h)	April 2025	1,168,800	(138,429)
37	NY Harbor ULSD Futures(h)	April 2025	3,513,594	146,230
309	OMX Stockholm 30 Index	March 2025	7,851,478	(11,898)
17	S&P 500 E- Mini	March 2025	5,068,763	(72,408)
15	S&P/TSX 60	March 2025	3,175,117	27,267
330	Soybean Oil(h)	May 2025	8,735,760	432,973
73	Swiss Market New Index Futures	March 2025	10,533,675	(347,539)
99	U.S. Treasury Note 2 Yr. (CBT)	June 2025	20,489,906	(86,963)
45	U.S. Treasury Note 5 Yr. (CBT)	June 2025	4,857,188	(21,146)
263	WCE Canola Futures(h)	May 2025	2,367,227	32,167
80	Wheat(h)	May 2025	2,223,000	201,586
154	WTI Crude(h)	April 2025	10,678,360	339,053

			$232,396,289	$5,801,460

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
WillScot Holdings Corp.(f)	35.00	06/20/25	(1,035)	USD	(3,410,325)	(274,275)
U.S. Steel Corp.(f)	37.00	07/18/25	(1,927)	USD	(7,750,394)	(1,503,060)

			Total Equity Options – Calls			(1,777,335)

Index Options – Puts
S&P 500 Index	5,860.00	03/03/25	(10)	USD	(5,954,500)	(5,400)

15	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Written Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
S&P 500 Index	5,850.00	03/03/25	(11)	USD (6,549,950)	(4,840)
S&P 500 Index	5,820.00	03/05/25	(3)	USD (1,786,350)	(3,321)
S&P 500 Index	5,825.00	03/05/25	(3)	USD (1,786,350)	(3,540)
S&P 500 Index	5,815.00	03/05/25	(3)	USD (1,786,350)	(3,150)
S&P 500 Index	5,835.00	03/05/25	(3)	USD (1,786,350)	(3,960)
S&P 500 Index	5,830.00	03/05/25	(3)	USD (1,786,350)	(3,750)
S&P 500 Index	5,840.00	03/05/25	(3)	USD (1,786,350)	(4,170)
S&P 500 Index	6,000.00	03/07/25	(3)	USD (1,786,350)	(25,140)
S&P 500 Index	6,040.00	03/07/25	(8)	USD (4,763,600)	(86,592)
S&P 500 Index	6,025.00	03/07/25	(3)	USD (1,786,350)	(30,240)
S&P 500 Index	5,750.00	03/07/25	(4)	USD (2,381,800)	(3,476)
S&P 500 Index	5,765.00	03/07/25	(4)	USD (2,381,800)	(4,076)
S&P 500 Index	5,745.00	03/07/25	(5)	USD (2,977,250)	(4,096)
S&P 500 Index	5,755.00	03/07/25	(4)	USD (2,381,800)	(3,636)
S&P 500 Index	5,760.00	03/07/25	(4)	USD (2,381,800)	(3,836)
S&P 500 Index	6,100.00	03/14/25	(3)	USD (1,786,350)	(48,279)
S&P 500 Index	6,040.00	03/14/25	(5)	USD (2,977,250)	(62,450)
S&P 500 Index	6,025.00	03/14/25	(6)	USD (3,572,700)	(68,640)
S&P 500 Index	6,040.00	03/21/25	(14)	USD (8,336,300)	(187,180)
S&P 500 Index	6,025.00	03/28/25	(14)	USD (8,336,300)	(185,920)
S&P 500 Index	6,120.00	04/04/25	(13)	USD (7,740,850)	(257,400)
S&P 500 Index	6,010.00	04/11/25	(13)	USD (7,740,850)	(184,860)
S&P 500 Index	5,960.00	04/17/25	(14)	USD (8,336,300)	(169,827)

			Total Index Options – Puts		(1,357,779)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.HY.S43	GS	1.07%	04/16/25	USD	(53,802,000)	Fixed Spread	Pay	(331,677)
CDX.NA.HY.S43	GS	1.07%	03/19/25	USD	(35,288,000)	Fixed Spread	Pay	(60,499)
CDX.NA.HY.S43	BOA	1.07%	04/16/25	USD	(178,480,000)	Fixed Spread	Pay	(1,100,288)
CDX.NA.HY.S43	JPM	1.08%	03/19/25	USD	(90,050,000)	Fixed Spread	Pay	(395,212)

Total Written Options On Credit Default Swaps – Puts								(1,887,676)

TOTAL WRITTEN OPTIONS (Premiums $4,127,189)								$(5,022,790)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S43	USD	177,039,000	5.00%	3.09%	N/A	12/20/2029	Quarterly	(14,179,417)	(13,501,171)	678,246
Sell Protection^:
CDX.NA.IG.43	USD	4,678,000	1.00%	0.50%	4,678,000 USD	12/20/2029	Quarterly	107,653	103,014	(4,639)

See accompanying notes to the financial statements.	16

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

Centrally Cleared Credit Default Swaps — continued

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
ITRAXX.EUR.42	EUR	66,565,000	1.00%	0.54%	66,565,000 EUR	12/20/2029	Quarterly	1,503,634	1,450,213	(53,421)
ITRAXX.XO.42	EUR	5,636,846	5.00%	2.89%	5,636,846 EUR	12/20/2029	Quarterly	522,680	511,242	(11,438)

								$(12,045,450)	$(11,436,702)	$608,748

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	3.08%	N/A	11/18/2064	Monthly	266,640	123,368	(143,272)
CMBX.NA.A.15	MSCI	USD	2,222,500	2.00%	3.08%	N/A	11/18/2064	Monthly	134,225	123,396	(10,829)
CMBX.NA.BBB-.14	CGMI	USD	576,500	3.00%	6.84%	N/A	12/16/2072	Monthly	162,861	90,935	(71,926)
Sell Protection^:
CDX.NA.HY.S43	GS	USD	2,500,000	5.00%	1.69%	2,500,000 USD	12/20/2029	Quarterly	375,597	360,393	(15,204)
CDX.NA.HY.S43	GS	USD	2,500,000	5.00%	0.53%	2,500,000 USD	12/20/2029	Quarterly	479,784	473,763	(6,021)
ITRAXX.XO.42	CITI	EUR	10,000,000	5.00%	0.57%	10,000,000 EUR	12/20/2029	Quarterly	1,939,631	1,989,967	50,336
ITRAXX.XO.42	JPM	EUR	8,771,496	5.00%	0.57%	8,771,496 EUR	12/20/2029	Quarterly	1,857,647	1,745,499	(112,148)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.38%	4,610,000 USD	11/17/2059	Monthly	42,163	8,189	(33,974)
CMBX.NA.AAA.15	CGMI	USD	4,445,000	0.50%	0.59%	4,445,000 USD	11/18/2064	Monthly	(165,846)	(22,963)	142,883
CMBX.NA.AAA.15	GS	USD	1,730,000	0.50%	0.59%	1,730,000 USD	11/18/2064	Monthly	(26,617)	(8,937)	17,680
CMBX.NA.AAA.15	MSCI	USD	4,445,000	0.50%	0.59%	4,44,500 USD	11/18/2064	Monthly	(64,210)	(22,963)	41,247

									$5,001,875	$4,860,647	$(141,228)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

17	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.77%	3 Month AUD BBSW	AUD	43,500,000	03/19/2027	Quarterly	(58,610)	(28,980)	29,630
3.72%	3 Month AUD BBSW	AUD	144,000,000	03/19/2027	Quarterly	11,421	(12,160)	(23,581)
CAD-CORRA-OIS-COMPOUND	2.50%	CAD	18,500,000	03/19/2027	Annually	—	15,775	15,775
CAD-CORRA-OIS-COMPOUND	2.64%	CAD	46,500,000	03/19/2027	Annually	81,406	123,470	42,064
CAD-CORRA-OIS-COMPOUND	2.66%	CAD	19,000,000	03/19/2027	Annually	1,237	56,306	55,069
2.66%	CAD-CORRA-OIS-COMPOUND	CAD	5,000,000	03/19/2027	Annually	—	(15,119)	(15,119)
CHF-SARON-OIS-COMPOUND	0.10%	CHF	31,000,000	03/19/2027	Annually	7,523	(6,165)	(13,688)
CHF-SARON-OIS-COMPOUND	0.15%	CHF	87,500,000	03/19/2027	Annually	115,194	78,966	(36,228)
CHF-SARON-OIS-COMPOUND	0.20%	CHF	6,500,000	03/19/2027	Annually	—	13,755	13,755
EUR-EuroSTR-COMPOUND	1.76%	EUR	5,500,000	03/19/2027	Annually	1,190	(18,573)	(19,763)
EUR-EuroSTR-COMPOUND	1.89%	EUR	3,000,000	03/19/2027	Annually	—	(1,961)	(1,961)
EUR-EuroSTR-COMPOUND	2.10%	EUR	33,500,000	03/19/2027	Annually	60,431	120,579	60,148
3.96%	GBP-SONIA-COMPOUND	GBP	4,500,000	03/19/2027	Annually	2,524	4,101	1,577
4.17%	GBP-SONIA-COMPOUND	GBP	3,000,000	03/19/2027	Annually	—	(12,096)	(12,096)
4.08%	GBP-SONIA-COMPOUND	GBP	25,000,000	03/19/2027	Annually	(16,059)	(48,764)	(32,705)
4.08%	GBP-SONIA-COMPOUND	GBP	7,000,000	03/19/2027	Annually	—	(13,737)	(13,737)
4.01%	GBP-SONIA-COMPOUND	GBP	7,500,000	03/19/2027	Annually	—	(1,501)	(1,501)
3.48%	3 Month NZD Bank Bill Rate	NZD	18,500,000	03/19/2027	Quarterly	2,499	(11,131)	(13,630)
3.43%	3 Month NZD Bank Bill Rate	NZD	42,500,000	03/19/2027	Quarterly	(25,747)	(3,681)	22,066
3 Month NZD Bank Bill Rate	3.52%	NZD	18,500,000	03/19/2027	Quarterly	—	18,178	18,178
3 Month SEK STIBOR	2.11%	SEK	55,000,000	03/19/2027	Quarterly	—	(12,159)	(12,159)
3 Month SEK STIBOR	2.26%	SEK	260,000,000	03/19/2027	Quarterly	40,164	12,511	(27,653)
USD-SOFR-COMPOUND	3.81%	USD	4,000,000	03/19/2027	Annually	(1,037)	(805)	232
USD-SOFR-COMPOUND	3.81%	USD	2,000,000	03/19/2027	Annually	—	(288)	(288)
USD-SOFR-COMPOUND	4.02%	USD	10,000,000	03/19/2027	Annually	(1,785)	38,856	40,641
BRL-CDI	14.0%	BRL	51,177,778	01/02/2029	At Maturity	(92,219)	(267,600)	(175,381)
MXN-TIIE ON-OIS COMPOUND	8.62%	MXN	15,000,000	03/13/2030	Monthly	2,091	11,075	8,984
MXN-TIIE ON-OIS COMPOUND	8.76%	MXN	49,000,000	03/13/2030	Monthly	—	50,399	50,399
MXN-TIIE ON-OIS COMPOUND	9.13%	MXN	12,800,000	03/13/2030	Monthly	—	22,555	22,555
1.52%	CNY-CNREPOFIX=CFXS-Reuters	CNY	14,500,000	03/19/2030	Quarterly	3,361	10,826	7,465
1.38%	CNY-CNREPOFIX=CFXS-Reuters	CNY	2,050,000	03/19/2030	Quarterly	—	3,529	3,529
1.48%	CNY-CNREPOFIX=CFXS-Reuters	CNY	48,000,000	03/19/2030	Quarterly	—	50,490	50,490
COP-IBR-OIS-COMPOUND	8.48%	COP	1,420,000,000	03/19/2030	Quarterly	—	2,042	2,042
COP-IBR-OIS-COMPOUND	8.52%	COP	8,600,000,000	03/19/2030	Quarterly	—	15,861	15,861
COP-IBR-OIS-COMPOUND	8.63%	COP	2,500,000,000	03/19/2030	Quarterly	—	7,270	7,270
CZK-PRIBOR-PRBO	3.46%	CZK	45,000,000	03/19/2030	Semi-Annual	—	896	896
CZK-PRIBOR-PRBO	3.52%	CZK	13,700,000	03/19/2030	Semi-Annual	87	1,732	1,645
HKD-HIBOR-HKAB	3.27%	HKD	9,000,000	03/19/2030	Quarterly	260	(9,965)	(10,225)
HKD-HIBOR-HKAB	3.51%	HKD	23,000,000	03/19/2030	Quarterly	—	7,854	7,854
HKD-HIBOR-HKAB	3.71%	HKD	8,000,000	03/19/2030	Quarterly	—	12,315	12,315
3.64%	HKD-HIBOR-HKAB	HKD	2,200,000	03/19/2030	Quarterly	—	(2,361)	(2,361)
3.98%	ILS-TELBOR01-Reuters	ILS	4,000,000	03/19/2030	Quarterly	—	(3,097)	(3,097)
5.99%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	220,000,000	03/19/2030	Semi-Annual	(875)	1,559	2,434
6.06%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	660,000,000	03/19/2030	Semi-Annual	—	(17,431)	(17,431)
KRW-CD-KSDA-Bloomberg	2.58%	KRW	2,800,000,000	03/19/2030	Quarterly	—	4,320	4,320
2.46%	KRW-CD-KSDA-Bloomberg	KRW	3,400,000,000	03/19/2030	Quarterly	5,134	7,889	2,755
2.60%	KRW-CD-KSDA-Bloomberg	KRW	9,900,000,000	03/19/2030	Quarterly	—	(20,714)	(20,714)
PLN-WIBOR-WIBO	4.92%	PLN	1,840,000	03/19/2030	Semi-Annual	—	3,363	3,363
4.59%	PLN-WIBOR-WIBO	PLN	6,400,000	03/19/2030	Semi-Annual	2,038	10,673	8,635

See accompanying notes to the financial statements.	18

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.97%	PLN-WIBOR-WIBO	PLN	1,990,000	03/19/2030	Semi-Annual	—	(4,785)	(4,785)
4.89%	PLN-WIBOR-WIBO	PLN	19,300,000	03/19/2030	Semi-Annual	—	(29,202)	(29,202)
2.32%	SGD-SORA-COMPOUND	SGD	1,900,000	03/19/2030	Semi-Annual	4,272	2,704	(1,568)
2.77%	SGD-SORA-COMPOUND	SGD	390,000	03/19/2030	Semi-Annual	—	(5,526)	(5,526)
2.65%	SGD-SORA-COMPOUND	SGD	2,090,000	03/19/2030	Semi-Annual	—	(21,095)	(21,095)
2.58%	SGD-SORA-COMPOUND	SGD	5,500,000	03/19/2030	Semi-Annual	—	(41,906)	(41,906)
1.94%	THB-THOR	THB	10,800,000	03/19/2030	Quarterly	—	(2,380)	(2,380)
1.96%	THB-THOR	THB	40,800,000	03/19/2030	Quarterly	—	(9,880)	(9,880)
1.81%	THB-THOR	THB	31,000,000	03/19/2030	Quarterly	—	(1,242)	(1,242)
1.95%	THB-THOR	THB	66,000,000	03/19/2030	Quarterly	—	(15,381)	(15,381)
TWD-Reuters-6165	1.83%	TWD	57,000,000	03/19/2030	Quarterly	(4,442)	(7,174)	(2,732)
TWD-Reuters-6165	1.86%	TWD	145,000,000	03/19/2030	Quarterly	—	(11,233)	(11,233)
TWD-Reuters-6165	1.91%	TWD	16,100,000	03/19/2030	Quarterly	—	23	23
TWD-Reuters-6165	1.92%	TWD	57,600,000	03/19/2030	Quarterly	—	855	855
1.92%	TWD-Reuters-6165	TWD	16,100,000	03/19/2030	Quarterly	—	(215)	(215)
1.91%	TWD-Reuters-6165	TWD	13,700,000	03/19/2030	Quarterly	—	(10)	(10)
ZAR-JIBAR-SAFEX	7.59%	ZAR	40,100,000	03/19/2030	Quarterly	(547)	(20,935)	(20,388)
ZAR-JIBAR-SAFEX	7.92%	ZAR	158,000,000	03/19/2030	Quarterly	—	34,876	34,876
6 Month AUD BBSW	4.28%	AUD	10,300,000	03/19/2035	Semi-Annual	33,704	(11,309)	(45,013)
6 Month AUD BBSW	4.28%	AUD	3,400,000	03/19/2035	Semi-Annual	11,662	(3,218)	(14,880)
6 Month AUD BBSW	4.34%	AUD	5,000,000	03/19/2035	Semi-Annual	—	9,411	9,411
6 Month AUD BBSW	4.35%	AUD	33,600,000	03/19/2035	Semi-Annual	(26,725)	85,305	112,030
6 Month AUD BBSW	4.35%	AUD	1,900,000	03/19/2035	Semi-Annual	(1,028)	5,304	6,332
4.32%	6 Month AUD BBSW	AUD	700,000	03/19/2035	Semi-Annual	—	(593)	(593)
4.60%	6 Month AUD BBSW	AUD	1,200,000	03/19/2035	Semi-Annual	—	(18,533)	(18,533)
CAD-CORRA-OIS-COMPOUND	2.94%	CAD	1,100,000	03/19/2035	Annually	—	17,637	17,637
2.78%	CAD-CORRA-OIS-COMPOUND	CAD	4,300,000	03/19/2035	Annually	9,559	(27,467)	(37,026)
3.02%	CAD-CORRA-OIS-COMPOUND	CAD	900,000	03/19/2035	Annually	—	(18,853)	(18,853)
3.04%	CAD-CORRA-OIS-COMPOUND	CAD	700,000	03/19/2035	Annually	—	(15,216)	(15,216)
3.07%	CAD-CORRA-OIS-COMPOUND	CAD	1,100,000	03/19/2035	Annually	—	(26,046)	(26,046)
3.20%	CAD-CORRA-OIS-COMPOUND	CAD	600,000	03/19/2035	Annually	—	(19,121)	(19,121)
2.73%	CAD-CORRA-OIS-COMPOUND	CAD	4,200,000	03/19/2035	Annually	—	(14,216)	(14,216)
2.93%	CAD-CORRA-OIS-COMPOUND	CAD	10,400,000	03/19/2035	Annually	(71,294)	(156,026)	(84,732)
2.93%	CAD-CORRA-OIS-COMPOUND	CAD	8,300,000	03/19/2035	Annually	(59,391)	(127,038)	(67,647)
0.33%	CHF-SARON-OIS-COMPOUND	CHF	6,300,000	03/19/2035	Annually	853	111,212	110,359
0.34%	CHF-SARON-OIS-COMPOUND	CHF	2,300,000	03/19/2035	Annually	(473)	39,834	40,307
0.63%	CHF-SARON-OIS-COMPOUND	CHF	1,900,000	03/19/2035	Annually	—	(29,821)	(29,821)
0.61%	CHF-SARON-OIS-COMPOUND	CHF	1,500,000	03/19/2035	Annually	—	(20,292)	(20,292)
0.50%	CHF-SARON-OIS-COMPOUND	CHF	18,100,000	03/19/2035	Annually	(81,981)	(20,513)	61,468
0.51%	CHF-SARON-OIS-COMPOUND	CHF	8,200,000	03/19/2035	Annually	(41,628)	(13,851)	27,777
EUR-EuroSTR-COMPOUND	2.22%	EUR	1,800,000	03/19/2035	Annually	—	2,774	2,774
EUR-EuroSTR-COMPOUND	2.35%	EUR	900,000	03/19/2035	Annually	—	12,359	12,359
1.96%	EUR-EuroSTR-COMPOUND	EUR	1,100,000	03/19/2035	Annually	2,423	24,918	22,495
1.96%	EUR-EuroSTR-COMPOUND	EUR	1,000,000	03/19/2035	Annually	—	22,887	22,887
2.20%	EUR-EuroSTR-COMPOUND	EUR	600,000	03/19/2035	Annually	—	201	201
2.38%	EUR-EuroSTR-COMPOUND	EUR	800,000	03/19/2035	Annually	—	(13,124)	(13,124)
2.45%	EUR-EuroSTR-COMPOUND	EUR	900,000	03/19/2035	Annually	—	(20,968)	(20,968)
2.38%	EUR-EuroSTR-COMPOUND	EUR	800,000	03/19/2035	Annually	—	(13,199)	(13,199)
2.34%	EUR-EuroSTR-COMPOUND	EUR	7,600,000	03/19/2035	Annually	(35,587)	(95,812)	(60,225)
2.25%	EUR-EuroSTR-COMPOUND	EUR	2,900,000	03/19/2035	Annually	—	(13,852)	(13,852)
2.30%	EUR-EuroSTR-COMPOUND	EUR	3,100,000	03/19/2035	Annually	—	(27,889)	(27,889)

19	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.34%	EUR-EuroSTR-COMPOUND	EUR	7,100,000	03/19/2035	Annually	(36,565)	(92,838)	(56,273)
GBP-SONIA-COMPOUND	3.76%	GBP	1,000,000	03/19/2035	Annually	(6,498)	(24,110)	(17,612)
GBP-SONIA-COMPOUND	3.76%	GBP	1,000,000	03/19/2035	Annually	(6,085)	(23,700)	(17,615)
GBP-SONIA-COMPOUND	3.96%	GBP	1,700,000	03/19/2035	Annually	—	(6,009)	(6,009)
GBP-SONIA-COMPOUND	3.99%	GBP	1,700,000	03/19/2035	Annually	—	153	153
GBP-SONIA-COMPOUND	4.02%	GBP	2,200,000	03/19/2035	Annually	—	5,814	5,814
GBP-SONIA-COMPOUND	4.03%	GBP	5,900,000	03/19/2035	Annually	3,702	19,810	16,108
GBP-SONIA-COMPOUND	4.03%	GBP	800,000	03/19/2035	Annually	904	3,094	2,190
GBP-SONIA-COMPOUND	4.04%	GBP	3,200,000	03/19/2035	Annually	—	15,155	15,155
GBP-SONIA-COMPOUND	4.05%	GBP	700,000	03/19/2035	Annually	—	3,887	3,887
GBP-SONIA-COMPOUND	4.10%	GBP	1,600,000	03/19/2035	Annually	—	18,360	18,360
4.17%	GBP-SONIA-COMPOUND	GBP	500,000	03/19/2035	Annually	—	(9,133)	(9,133)
3.97%	3 Month NZD Bank Bill Rate	NZD	1,800,000	03/19/2035	Quarterly	—	8,077	8,077
4.24%	3 Month NZD Bank Bill Rate	NZD	4,400,000	03/19/2035	Quarterly	—	(35,371)	(35,371)
3 Month NZD Bank Bill Rate	3.95%	NZD	4,300,000	03/19/2035	Quarterly	(7,127)	(22,485)	(15,358)
3 Month NZD Bank Bill Rate	3.95%	NZD	8,500,000	03/19/2035	Quarterly	(14,907)	(45,236)	(30,329)
3 Month NZD Bank Bill Rate	4.09%	NZD	10,000,000	03/19/2035	Quarterly	17,981	13,584	(4,397)
3 Month NZD Bank Bill Rate	4.10%	NZD	22,400,000	03/19/2035	Quarterly	45,509	35,626	(9,883)
3 Month SEK STIBOR	2.28%	SEK	7,000,000	03/19/2035	Quarterly	—	(17,051)	(17,051)
3 Month SEK STIBOR	2.57%	SEK	26,000,000	03/19/2035	Quarterly	—	(1,147)	(1,147)
3 Month SEK STIBOR	2.59%	SEK	20,000,000	03/19/2035	Quarterly	—	2,149	2,149
2.27%	3 Month SEK STIBOR	SEK	20,000,000	03/19/2035	Quarterly	3,199	50,519	47,320
2.42%	3 Month SEK STIBOR	SEK	12,000,000	03/19/2035	Quarterly	—	15,519	15,519
2.67%	3 Month SEK STIBOR	SEK	6,000,000	03/19/2035	Quarterly	—	(4,748)	(4,748)
2.59%	3 Month SEK STIBOR	SEK	58,000,000	03/19/2035	Quarterly	(24,824)	(3,618)	21,206
2.59%	3 Month SEK STIBOR	SEK	53,000,000	03/19/2035	Quarterly	(24,791)	(5,477)	19,314
3.67%	USD-SOFR-COMPOUND	USD	900,000	03/19/2035	Annually	977	8,389	7,412
3.69%	USD-SOFR-COMPOUND	USD	400,000	03/19/2035	Annually	—	2,816	2,816
4.12%	USD-SOFR-COMPOUND	USD	3,000,000	03/19/2035	Annually	—	(84,933)	(84,933)
4.04%	USD-SOFR-COMPOUND	USD	2,500,000	03/19/2035	Annually	4,511	(54,615)	(59,126)

						$(164,409)	$(536,283)	$(371,874)

OTC Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
MYR-KLIBOR-BNM	3.48%	BOA	MYR	42,000,000	03/19/2030	Quarterly	$(15,978)	$(32,120)	$(16,142)

OTC Total Return Swaps
Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Berkshire Hathaway, Inc.	1 Day Overnight Federal Funds Effective Rate plus 0.45%	GS	USD	26,125,320	03/27/2025	Monthly	—	(593,840)	(593,840)
1 Day Overnight Federal Funds Effective Rate plus 0.31%	MSCI Daily Total Return Net Value EAFE Index	GS	USD	3,755,106	04/30/2025	Monthly	—	—	—

See accompanying notes to the financial statements.	20

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.24%	GS	USD	3,451,479	04/30/2025	Monthly	—	—	—
1 Day Overnight Federal Funds Effective Rate plus 0.18%	MSCI Daily Total Return Net Value EAFE Index	UBSA	USD	1,359,578	05/13/2025	Monthly	—	11,967	11,967
MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.25%	UBSA	USD	1,130,987	05/13/2025	Monthly	—	19,237	19,237
Janus Henderson B-BBB CLO ETF	1 Day Overnight Federal Funds Effective Rate minus 0.30%	MSCI	USD	4,917,000	05/21/2025	Monthly	—	(19,000)	(19,000)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	4,463,773	06/18/2025	Monthly	—	109,437	109,437
MSCI Daily Trust Net Growth EAFE Index	USD-SOFR-COMPOUND	JPM	USD	1,821,132	12/16/2025	Monthly	—	47,385	47,385
USD-SOFR-COMPOUND	MSCI Daily Total Return Net Value EAFE Index	JPM	USD	1,655,212	12/16/2025	Monthly	—	(4,030)	(4,030)
1 Day Overnight Federal Funds Effective Rate plus 0.36%	MSCI Daily Total Return Net Value EAFE Index	UBSA	USD	18,420,528	02/02/2026	Monthly	—	1,034,119	1,034,119
MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.41%	UBSA	USD	18,841,068	02/02/2026	Monthly	—	(397,264)	(397,264)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	3,202,454	06/24/2026	Monthly	—	58,961	58,961
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	8,268,782	06/24/2026	Monthly	—	275,760	275,760
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	6,042,179	06/28/2026	Monthly	—	(65,520)	(65,520)

							$—	$477,212	$477,212

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Securities are traded on separate exchanges for the same entity.
(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	All or a portion of this security is out on loan (Note 2).
(e)	Investment valued using significant unobservable inputs (Note 2).
(f)	All or a portion of this investment is held in connection with one or more holdings within the Fund.
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.
(i)	The rate disclosed is the 7 day net yield as of February 28, 2025.
(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

21	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

(k)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of February 28, 2025.

Shares	Description	% of Equity Basket	Value ($)
	Custom equity basket swap with GS as the counterparty:
(694,600)	Airports Of Thailand PC NVDR	10.7%	(881,311)
(145,237)	Allefro.eu.SA	12.1%	(1,004,703)
(1,375)	Budimex SA	2.2%	(184,879)
(12,310)	Capitec Bank Holdings Ltd.	24.5%	(2,022,936)
(43,817)	Clicks Group Ltd.	9.8%	(811,106)
(1,215)	Dino Polska SA	1.8%	(149,274)
(16,000)	Equatorial Energia SA	1.0%	(81,690)
(484,000)	Genscript Biotech Corp.	9.6%	(792,358)
(147)	Hanmi Pharm Co. Ltd.	0.3%	(24,222)
(652)	HYBE Co. Ltd.	1.4%	(115,192)
(683)	Kakao Corp.	0.2%	(20,231)
(14,000)	Kingdee International Software Group Co. Ltd.	0.3%	(23,005)
(888)	Korea Aerospace Industries Ltd.	0.4%	(38,535)
(175,100)	Localiza Rent A Car ADR	10.1%	(835,700)
(132)	LPP SA	7.2%	(596,345)
(903)	POSCO Chemical Co. Ltd.	1.1%	(88,158)
(60)	Samsung Biologics Co. Ltd.	0.6%	(45,937)
(12,352)	Samsung Heavy Industries Co. Ltd.	1.4%	(118,099)
51,523	Turk Hava Yollari AO	(5.3%)	436,819
(94,400)	WEG SA	9.4%	(776,345)
(1,156)	Yuhan Corp.	1.2%	(96,967)

	TOTAL COMMON STOCKS		$(8,270,174)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

See accompanying notes to the financial statements.	22

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		MUTUAL FUNDS — 99.9%
		Affiliated Issuers — 99.9%
	17,113,441	GMO Alternative Allocation Fund, Class VI		303,421,305
	1,112,297	GMO Climate Change Fund, Class III		19,164,880
	2,634,129	GMO Emerging Country Debt Fund, Class VI		53,999,642
	1,385,305	GMO High Yield Fund, Class VI		23,591,753
	141,793,475	GMO Implementation Fund		1,870,255,937
	2,869,220	GMO Opportunistic Income Fund, Class VI		70,152,430

		TOTAL MUTUAL FUNDS (COST $2,353,805,538)		2,340,585,947

		SHORT-TERM INVESTMENTS — 0.1%
		Money Market Funds — 0.1%
	2,057,970	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		2,057,970

		TOTAL SHORT-TERM INVESTMENTS (COST $2,057,970)		2,057,970

		TOTAL INVESTMENTS — 100.0% (Cost $2,355,863,508)		2,342,643,917
		Other Assets and Liabilities (net) — (0.0%)		(576,126)

		TOTAL NET ASSETS — 100.0%		$2,342,067,791

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

23	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 60.5%
		Australia — 1.1%
	61,183	Accent Group Ltd.		76,868
	147,663	AMP Ltd.		125,243
	8,369	Ansell Ltd.		182,263
	7,912	ANZ Group Holdings Ltd.		147,073
	7,858	Aristocrat Leisure Ltd. (a)		353,232
	25,171	Aurizon Holdings Ltd.		50,936
	3,248	Bendigo & Adelaide Bank Ltd.		21,701
	163,363	BHP Group Ltd. (a)		3,958,635
	148,528	BlueScope Steel Ltd.		2,243,956
	111,170	Brambles Ltd. (a)		1,450,318
	97,896	Fortescue Ltd. (a)		1,004,581
	8,004	GrainCorp Ltd. – Class A		34,542
	95,164	Grange Resources Ltd.		13,018
	57,239	Harvey Norman Holdings Ltd.		186,175
	78,161	Helia Group Ltd.		298,213
	43,009	HomeCo Daily Needs – (REIT)		31,947
	18,303	JB Hi-Fi Ltd.		1,052,417
	6,530	Magellan Financial Group Ltd.		33,007
	24,758	NRW Holdings Ltd.		48,996
	59,370	Perenti Ltd.		47,425
	49,555	Perseus Mining Ltd.		91,589
	34,516	Ramelius Resources Ltd.		57,224
	5,926	Rio Tinto Ltd. (a)		417,657
	16,858	Southern Cross Media Group Ltd.		7,328
	23,078	Super Retail Group Ltd.		206,195
	1,338	Wesfarmers Ltd. (a)		62,052

		Total Australia		12,202,591

		Austria — 0.3%
	578	BAWAG Group AG		58,428
	26,640	Erste Group Bank AG		1,789,413
	15,576	OMV AG		688,605
	27,293	Raiffeisen Bank International AG		734,842
	737	Strabag SE (b)		42,903

		Total Austria		3,314,191

		Belgium — 0.5%
	68,043	Ageas SA		3,725,392
	1,785	Bekaert SA		64,289
	10,646	KBC Group NV		923,360
	452	Melexis NV		26,861
	80,732	Proximus SADP		502,258
	9,432	Syensqo SA		691,345

		Total Belgium		5,933,505

		Brazil — 0.4%
	155,800	Cia de Saneamento de Minas Gerais Copasa MG		615,775
	38,300	Cia De Sanena Do Parana		177,330
	20,817	CPFL Energia SA		124,033
	10,200	Guararapes Confeccoes SA		10,637
$			$
Shares		Description	Value ($)
		Brazil — continued
	274,400	JBS SA		1,444,321
	1,800	Neoenergia SA		5,946
	43,400	Pagseguro Digital Ltd. – Class A *		319,424
	5,100	Petroleo Brasileiro SA		33,826
	27	Petroleo Brasileiro SA Sponsored ADR (a)		360
	27,619	Vale SA Sponsored ADR (a)		260,447
	6,854	Vale SA		64,202
	385,300	Vibra Energia SA		1,113,824

		Total Brazil		4,170,125

		Canada — 3.2%
	1,700	Atco Ltd. – Class I (a)		55,321
	3,000	Bank of Montreal (a)		308,471
	34,700	Bank of Nova Scotia (c)		1,722,588
	18,550	Bank of Nova Scotia (c)		920,636
	21,423	Brookfield Corp. (a) (c)		1,241,249
	3,000	Brookfield Corp. (a) (c)		173,603
	2,760	Canadian Pacific Kansas City Ltd. (a)		215,059
	21,500	Canadian Tire Corp. Ltd. – Class A		2,121,096
	6,700	Canfor Corp. *		70,994
	4,921	Celestica, Inc. * (c)		526,793
	2,148	Celestica, Inc. * (c)		229,372
	1,537	Cenovus Energy, Inc. (a)		21,272
	11,914	Centerra Gold, Inc.		68,505
	1,100	CGI, Inc. (a)		114,026
	7,400	CI Financial Corp.		160,506
	3,100	Cogeco Communications, Inc.		140,928
	2,503	Cogeco, Inc.		102,075
	2,900	DREAM Unlimited Corp. – Class A		43,117
	24,600	Dundee Precious Metals, Inc.		288,382
	19,300	Empire Co. Ltd. – Class A		600,711
	600	EQB, Inc.		41,928
	700	Fairfax Financial Holdings Ltd. (a)		1,006,408
	2,995	Gildan Activewear, Inc. (c)		161,820
	700	Gildan Activewear, Inc. (c)		37,812
	1,700	Great-West Lifeco, Inc. (a)		63,147
	17,700	iA Financial Corp., Inc.		1,660,319
	20,500	IGM Financial, Inc.		645,996
	2,300	Imperial Oil Ltd. (a)		155,941
	6,200	Interfor Corp. *		73,453
	6,585	International Petroleum Corp. *		94,146
	20,731	Kinross Gold Corp. (c)		222,236
	5,200	Kinross Gold Corp. (c)		55,711
	1,300	Linamar Corp.		46,941
	45,860	Magna International, Inc. (c)		1,670,680
	12,300	Magna International, Inc. (b) (c)		447,961
	83,800	Manulife Financial Corp. (a) (c)		2,610,007
	80,617	Manulife Financial Corp. (c)		2,512,026
	26,598	Nutrien Ltd. (a) (c)		1,392,671
	17,500	Nutrien Ltd. (a) (c)		917,125
	6,100	Onex Corp.		450,601
	65,874	Open Text Corp.(a) (c)		1,700,867
	12,800	Open Text Corp.(a) (c)		330,539

See accompanying notes to the financial statements.	24

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Canada — continued
	16,300	Parex Resources, Inc.		158,859
	95,000	Power Corp. of Canada		3,224,123
	35,000	Quebecor, Inc. – Class B		799,551
	13,100	Russel Metals, Inc.		371,518
	5,000	Spin Master Corp.		94,730
	19,800	Sun Life Financial, Inc.(a) (c)		1,101,163
	5,523	Sun Life Financial, Inc.(a) (c)		306,803
	6,700	Suncor Energy, Inc.(a) (c)		256,376
	2,859	Suncor Energy, Inc.(a) (c)		109,442
	1,079	TFI International, Inc.		97,850
	50,800	Toronto-Dominion Bank (c)		3,042,206
	5,044	Toronto-Dominion Bank (b) (c)		302,186
	8,200	Transcontinental, Inc. – Class A		98,338
	1,200	Wajax Corp.		16,639
	9,100	West Fraser Timber Co. Ltd. (c)		723,094
	4,703	West Fraser Timber Co. Ltd. (c)		373,983

		Total Canada		36,499,900

		China — 1.9%
	66,000	361 Degrees International Ltd.		34,572
	64,500	3SBio, Inc.		60,782
	40,300	Alibaba Group Holding Ltd.		666,348
	19,748	Alibaba Group Holding Ltd. Sponsored ADR (a) (b)		2,616,807
	361,000	AviChina Industry & Technology Co. Ltd. – Class H		179,949
	444,500	BAIC Motor Corp. Ltd. – Class H		136,904
	301,091	Bank of Communications Co. Ltd. – Class H		255,445
	85,000	Beijing Enterprises Holdings Ltd.		293,018
	984,000	China Cinda Asset Management Co. Ltd. – Class H (b)		146,165
	1,120,000	China Communications Services Corp. Ltd. – Class H		687,279
	2,140,000	China Construction Bank Corp. – Class H		1,815,510
	1,058,000	China Greenfresh Group Co. Ltd. * (d)		—
	406,000	China Hongqiao Group Ltd.		652,798
	196,000	China Lesso Group Holdings Ltd.		81,214
	166,000	China National Building Material Co. Ltd. – Class H		82,993
	750,000	China Railway Group Ltd. – Class H		369,985
	2,624,000	China Reinsurance Group Corp. – Class H		328,174
	88,500	China Resources Pharmaceutical Group Ltd.		60,325
	9,000	China Shineway Pharmaceutical Group Ltd.		9,647
	262,000	China State Construction International Holdings Ltd.		400,152
	253,600	China Taiping Insurance Holdings Co. Ltd.		374,108
	1,776,400	China Zhongwang Holdings Ltd. * (d)		—
	580,000	CITIC Ltd.		664,714
	356,000	Consun Pharmaceutical Group Ltd.		366,366
	790,000	CSPC Pharmaceutical Group Ltd.		479,197
	52,000	Ever Sunshine Services Group Ltd.		13,923
	126,000	Fufeng Group Ltd.		87,744
$			$
Shares		Description	Value ($)
		China — continued
	322,000	Geely Automobile Holdings Ltd.		728,058
	161,000	Inkeverse Group Ltd.		38,415
	34,330	JD.com, Inc. ADR (a)		1,438,427
	182,000	Kunlun Energy Co. Ltd.		181,817
	44,500	Legend Holdings Corp. – Class H *		52,964
	143,000	Lonking Holdings Ltd.		32,030
	72,400	Midea Real Estate Holding Ltd. (b)		28,501
	43,500	Orient Overseas International Ltd.		582,294
	412,000	PICC Property & Casualty Co. Ltd. – Class H		675,056
	542,500	Sinopec Engineering Group Co. Ltd. – Class H		407,259
	186,400	Sinopharm Group Co. Ltd. – Class H		469,689
	66,000	Sinotruk Hong Kong Ltd.		175,657
	146,000	Skyworth Group Ltd.		48,482
	648,000	TCL Electronics Holdings Ltd.		589,096
	77,200	Tencent Holdings Ltd.		4,751,390
	5,000	Tencent Holdings Ltd. ADR (a)		308,050
	150,000	Tianneng Power International Ltd.		141,580
	64,500	Zhongsheng Group Holdings Ltd.		105,255

		Total China		21,618,139

		Czech Republic — 0.0%
	11,915	Moneta Money Bank AS		66,964
	137	Philip Morris CR AS		97,252

		Total Czech Republic		164,216

		Denmark — 0.5%
	443	AP Moller - Maersk AS – Class A		768,958
	881	AP Moller - Maersk AS – Class B (a)		1,549,959
	41,504	Danske Bank AS		1,395,913
	5,432	Genmab AS *		1,224,208
	8,541	H Lundbeck AS		47,581
	857	Matas AS		16,844
	2,202	Rockwool AS – B Shares		870,322
	2,359	Scandinavian Tobacco Group AS		35,617

		Total Denmark		5,909,402

		Egypt — 0.0%
	49,942	Commercial International Bank - Egypt (CIB)		74,642
	160,913	Eastern Co. SAE		98,486
	23,452	ElSewedy Electric Co.		37,232

		Total Egypt		210,360

		Finland — 0.4%
	1,176	Konecranes OYJ		84,036
	27,598	Neste OYJ		247,323
	582,100	Nokia OYJ		2,796,625
	45,823	Outokumpu OYJ		169,966
	15,414	TietoEVRY OYJ (a)		289,332
	18,579	Valmet OYJ		522,326

		Total Finland		4,109,608

25	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		France — 2.6%
	896	Amundi SA		64,372
	5,768	Aperam SA		175,407
	48,105	ArcelorMittal SA		1,373,787
	1,270	Arkema SA		104,545
	28,050	BNP Paribas SA		2,125,693
	14,766	Carrefour SA		196,090
	28,645	Cie de Saint-Gobain SA (a)		2,866,583
	28,771	Coface SA		492,741
	8,028	Derichebourg SA		45,355
	149	Fnac Darty SA		4,636
	6,354	Ipsen SA		736,950
	3,289	IPSOS SA		164,348
	1,025	LVMH Moet Hennessy Louis Vuitton SE (a)		740,623
	5,354	Metropole Television SA		71,816
	113,939	Orange SA		1,365,352
	11,552	Publicis Groupe SA (a)		1,147,214
	6,305	Quadient SA		112,823
	26,141	Renault SA		1,358,377
	22,616	Rexel SA		614,559
	7,001	Rubis SCA (a)		193,546
	5,445	Safran SA (a)		1,425,693
	39,839	Sanofi SA		4,352,696
	122	Schneider Electric SE (a)		29,974
	3,293	Societe BIC SA		202,081
	67,998	Societe Generale SA		2,785,357
	76,668	STMicroelectronics NV - NY Shares		1,892,933
	3,690	Teleperformance SE (a)		355,283
	25,467	Television Francaise 1 SA		212,234
	68,952	TotalEnergies SE (a)		4,157,341
	23,837	Valeo SE		250,590
	157,995	Vivendi SE (a)		478,418

		Total France		30,097,417

		Germany — 1.7%
	4,034	1&1 AG		54,454
	109	Amadeus Fire AG		8,664
	30,536	Bayer AG (Registered)		721,609
	16,006	Bayerische Motoren Werke AG		1,391,494
	2,988	Beiersdorf AG (a)		410,084
	12,971	Continental AG		930,583
	26,511	Daimler Truck Holding AG		1,163,997
	130,660	Deutsche Bank AG (Registered) (a)		2,819,103
	11,771	Deutsche Post AG (a)		460,224
	141	Draegerwerk AG & Co. KGaA		6,599
	94,010	E.ON SE (a)		1,199,058
	9,662	Fresenius Medical Care AG		468,581
	21,638	Fresenius SE & Co. KGaA *		865,108
	10,163	Heidelberg Materials AG		1,528,311
	2,496	Henkel AG & Co. KGaA (a)		190,548
	364	Hornbach Holding AG & Co. KGaA		30,007
	13,583	Kloeckner & Co. SE		93,581
	5,793	Knorr-Bremse AG		502,491
	274	Krones AG		37,333
$			$
Shares		Description	Value ($)
		Germany — continued
	42,658	Mercedes-Benz Group AG		2,652,939
	21,799	ProSiebenSat.1 Media SE		133,099
	969	RTL Group SA		32,090
	2,496	Salzgitter AG		50,745
	8,923	SAP SE (a)		2,476,142
	6,135	Siemens AG (Registered) (a)		1,407,538

		Total Germany		19,634,382

		Greece — 0.0%
	12,055	FF Group * (d)		—
	11,845	National Bank of Greece SA		109,982

		Total Greece		109,982

		Hong Kong — 0.6%
	26,600	Bank of East Asia Ltd.		39,197
	110,000	BOC Hong Kong Holdings Ltd.		387,751
	29,000	Chow Sang Sang Holdings International Ltd.		24,504
	234,000	CITIC Telecom International Holdings Ltd.		71,733
	225,500	CK Asset Holdings Ltd.		982,072
	216,500	CK Hutchison Holdings Ltd.		1,082,615
	19,200	Dah Sing Financial Holdings Ltd.		74,732
	108,000	E-Commodities Holdings Ltd.		13,771
	102,000	First Pacific Co. Ltd.		59,730
	104,000	Giordano International Ltd.		19,683
	34,500	Health & Happiness H&H International Holdings Ltd.		40,417
	26,000	Henderson Land Development Co. Ltd.		71,182
	191,000	HKT Trust & HKT Ltd. – Class SS		244,961
	206,000	IGG, Inc.		106,372
	57,000	Johnson Electric Holdings Ltd.		107,076
	52,598	K Wah International Holdings Ltd.		12,326
	9,500	Kerry Logistics Network Ltd.		8,240
	17,500	Kerry Properties Ltd.		36,077
	29,800	Luk Fook Holdings International Ltd.		57,659
	58,000	Shun Tak Holdings Ltd. *		4,481
	17,000	SITC International Holdings Co. Ltd.		40,978
	32,500	SmarTone Telecommunications Holdings Ltd.		17,892
	34,000	Stella International Holdings Ltd.		75,508
	63,500	Sun Hung Kai Properties Ltd. (a)		597,631
	37,500	Swire Pacific Ltd. – Class A		311,904
	8,500	Techtronic Industries Co. Ltd. (a)		118,955
	39,000	Texhong International Group Ltd.		19,694
	46,000	Texwinca Holdings Ltd.		4,254
	190,000	VSTECS Holdings Ltd.		143,913
	29,000	VTech Holdings Ltd.		200,501
	2,013,500	WH Group Ltd.		1,645,180
	71,000	Yue Yuen Industrial Holdings Ltd.		145,610

		Total Hong Kong		6,766,599

		Hungary — 0.4%
	43,809	Magyar Telekom Telecommunications PLC		179,441

See accompanying notes to the financial statements.	26

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Hungary — continued
	41,452	MOL Hungarian Oil & Gas PLC		307,351
	51,273	OTP Bank Nyrt		3,146,847
	20,794	Richter Gedeon Nyrt		579,269

		Total Hungary		4,212,908

		India — 0.9%
	648	63 Moons Technologies Ltd.		5,154
	8,594	Ashapura Minechem Ltd. *		33,939
	5,899	Ashoka Buildcon Ltd. *		11,734
	54,880	Aurobindo Pharma Ltd. *		664,763
	91,938	Bharat Petroleum Corp. Ltd.		251,768
	1,047	Bombay Burmah Trading Co.		20,014
	7,259	Chambal Fertilisers & Chemicals Ltd.		44,636
	47,120	Cipla Ltd.		759,413
	5,692	Dhampur Bio Organics Ltd.		4,084
	39,560	Dr. Reddy’s Laboratories Ltd. ADR		505,577
	34,777	Dr. Reddy’s Laboratories Ltd.		444,392
	5,082	Federal Bank Ltd.		10,411
	247,205	GAIL India Ltd.		450,142
	2,545	GHCL Ltd.		16,807
	24,725	Glenmark Pharmaceuticals Ltd.		364,240
	18,511	Goldiam International Ltd.		77,982
	13,297	HCL Technologies Ltd.		240,917
	1,900	HDFC Bank Ltd. ADR (a)		117,078
	4,387	Hero MotoCorp Ltd.		186,428
	22,693	Hindalco Industries Ltd.		165,625
	56,993	Indian Oil Corp. Ltd.		74,698
	18,400	Infosys Ltd. Sponsored ADR (a)		369,840
	9,645	Infosys Ltd.		189,185
	36,075	JM Financial Ltd.		38,104
	4,252	LIC Housing Finance Ltd.		24,309
	4,795	Lupin Ltd.		104,929
	11,385	Mahindra & Mahindra Ltd.		339,165
	372,685	Manappuram Finance Ltd.		857,157
	12,644	Natco Pharma Ltd.		112,084
	493,370	Oil & Natural Gas Corp. Ltd.		1,281,602
	24,679	Oil India Ltd.		97,349
	604	Pearl Global Industries Ltd.		9,083
	166,269	Petronet LNG Ltd.		540,859
	1,996	Pokarna Ltd.		25,382
	78,445	Power Finance Corp. Ltd.		330,810
	100,262	Power Grid Corp. of India Ltd.		289,760
	2,837	Sammaan Capital Ltd.		3,608
	32,805	Shriram Finance Ltd.		233,351
	18,897	Siyaram Silk Mills Ltd.		131,688
	15,101	Sun Pharmaceutical Industries Ltd.		274,846
	1,351	UTI Asset Management Co. Ltd.		14,547
	138,411	Wipro Ltd.		443,386
	52,946	Zydus Lifesciences Ltd.		531,883

		Total India		10,692,729

		Indonesia — 0.6%
	984,200	AKR Corporindo Tbk. PT		73,668
$			$
Shares		Description	Value ($)
		Indonesia — continued
	1,198,800	Aspirasi Hidup Indonesia Tbk. PT		46,657
	5,926,100	Astra International Tbk. PT		1,620,573
	279,300	Astra Otoparts Tbk. PT		32,748
	95,700	Bank Central Asia Tbk. PT		48,768
	1,118,192	Bank Mandiri Persero Tbk. PT		313,070
	2,701,200	Bank Negara Indonesia Persero Tbk. PT		659,506
	1,665,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT *		45,650
	122,900	Bumi Serpong Damai Tbk. PT *		6,164
	4,375,400	Dharma Satya Nusantara Tbk. PT		240,097
	2,193,500	Erajaya Swasembada Tbk. PT		48,195
	47,600	ESSA Industries Indonesia Tbk. PT		2,100
	14,200	Gudang Garam Tbk. PT *		9,044
	157,200	Indofood CBP Sukses Makmur Tbk. PT		99,079
	2,594,300	Indofood Sukses Makmur Tbk. PT		1,115,098
	1,152,300	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT		38,602
	1,898,800	Japfa Comfeed Indonesia Tbk. PT		213,786
	35,400	Jasa Marga Persero Tbk. PT		7,611
	2,020,600	Kalbe Farma Tbk. PT		131,610
	6,119,300	Lippo Karawaci Tbk. PT *		31,002
	190,600	Medco Energi Internasional Tbk. PT		11,545
	14,643,100	Panin Financial Tbk. PT *		274,199
	4,419,500	Perusahaan Gas Negara Tbk. PT		401,964
	3,907,900	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT		230,000
	2,148,700	Saratoga Investama Sedaya Tbk. PT		211,043
	3,028,400	Surya Citra Media Tbk. PT		34,826
	2,530,600	Telkom Indonesia Persero Tbk. PT		362,211
	518,600	Tempo Scan Pacific Tbk. PT		68,790
	3,961,000	Triputra Agro Persada PT		192,603

		Total Indonesia		6,570,209

		Ireland — 0.2%
	9,210	AIB Group PLC		64,696
	3,801	Kerry Group PLC – Class A		399,680
	15,644	Origin Enterprises PLC		48,344
	9,611	Permanent TSB Group Holdings PLC *		15,234
	24,734	Ryanair Holdings PLC Sponsored ADR (a)		1,200,341

		Total Ireland		1,728,295

		Israel — 0.3%
	47,688	Bank Hapoalim BM		650,759
	103,715	Bank Leumi Le-Israel BM		1,375,306
	4,870	Check Point Software Technologies Ltd. *		1,072,666
	9,973	ICL Group Ltd.		60,445
	12,147	Israel Discount Bank Ltd. – Class A		93,873
	3,679	Nice Ltd. Sponsored ADR* (a)		512,043
	87,044	Oil Refineries Ltd.		25,449

		Total Israel		3,790,541

		Italy — 1.2%
	97,761	A2A SpA (a)		222,516

27	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Italy — continued
	47,471	Anima Holding SpA		343,032
	15,379	Banca IFIS SpA		347,893
	19,321	Banco BPM SpA		193,528
	103,614	BPER Banca SpA		791,449
	17,700	Credito Emiliano SpA		229,557
	4,443	Esprinet SpA *		22,363
	27,335	Generali (a)		902,390
	20,789	Hera SpA (a)		80,819
	138,650	Intesa Sanpaolo SpA		683,258
	17,546	Italgas SpA (a)		112,388
	6,382	Iveco Group NV		100,680
	80,182	Leonardo SpA		3,233,859
	55,600	MFE-MediaForEurope NV – Class A		187,925
	7,028	MFE-MediaForEurope NV – Class B		32,519
	170,168	Stellantis NV (a)		2,190,030
	1,656,184	Telecom Italia SpA *		466,454
	14,223	Tenaris SA ADR		538,341
	4,102	Tenaris SA		77,561
	2,983	UniCredit SpA (a)		157,357
	215,362	Unipol Assicurazioni SpA		3,216,802

		Total Italy		14,130,721

		Japan — 15.0%
	5,100	Aichi Corp.		51,174
	20,700	Air Water, Inc.		257,193
	36,400	Amano Corp.		939,316
	2,800	AOKI Holdings, Inc.		23,076
	3,000	Arata Corp.		63,032
	8,500	Asahi Group Holdings Ltd.		105,429
	5,600	Asahi Yukizai Corp.		144,696
	8,800	Axial Retailing, Inc.		57,297
	19,500	Bandai Namco Holdings, Inc.		650,893
	3,600	Bando Chemical Industries Ltd.		41,314
	52,900	Beenos, Inc. (e)		1,405,609
	11,300	Belluna Co. Ltd.		69,286
	4,900	BML, Inc.		90,517
	26,100	Bridgestone Corp.		1,017,313
	101,700	Brother Industries Ltd.		1,964,158
	5,000	Bunka Shutter Co. Ltd.		61,914
	24,900	Canon Marketing Japan, Inc.		844,552
	31,300	Canon, Inc.		1,059,566
	1,900	Central Glass Co. Ltd.		41,368
	1,300	Chiyoda Integre Co. Ltd.		26,382
	139,300	Credit Saison Co. Ltd.		3,289,868
	11,600	Dai Nippon Printing Co. Ltd. (a)		168,832
	1,100	Dai Nippon Toryo Co. Ltd.		8,945
	104,000	Daicel Corp.		901,708
	3,000	Dai-Dan Co. Ltd.		71,602
	2,500	Daido Steel Co. Ltd.		20,377
	2,400	Daiichi Jitsugyo Co. Ltd.		38,488
	900	Daito Trust Construction Co. Ltd.		93,535
	27,900	Daiwa House Industry Co. Ltd.		918,502
	110,710	Daiwabo Holdings Co. Ltd.		1,915,101
$			$
Shares		Description	Value ($)
		Japan — continued
	97,200	Denka Co. Ltd.		1,345,842
	2,900	Dowa Holdings Co. Ltd.		88,497
	1,600	DTS Corp. (a)		44,916
	4,200	EDION Corp.		49,533
	700	Elecom Co. Ltd.		7,705
	3,700	en Japan, Inc.		41,619
	65,500	ENEOS Holdings, Inc.		351,395
	76,200	EXEO Group, Inc.		881,269
	3,200	FCC Co. Ltd.		67,233
	41,400	Ferrotec Holdings Corp.		650,520
	105,500	Fuji Corp.		1,554,295
	62,000	FUJIFILM Holdings Corp.		1,261,835
	17,000	Fujitsu Ltd. (a)		327,928
	100	Fukuda Denshi Co. Ltd.		4,426
	900	Fukushima Galilei Co. Ltd.		16,180
	22,100	Glory Ltd.		384,020
	21,600	GS Yuasa Corp.		344,358
	8,800	GungHo Online Entertainment, Inc.		180,230
	163,200	H.U. Group Holdings, Inc.		2,858,397
	48,100	Haseko Corp.		633,750
	21,000	Hitachi Construction Machinery Co. Ltd.		546,733
	12,500	Hitachi Ltd. (a)		317,701
	65,000	Hogy Medical Co. Ltd.		2,073,104
	152,100	Honda Motor Co. Ltd. (a)		1,414,933
	55,648	Honda Motor Co. Ltd. Sponsored ADR		1,546,458
	16,700	Horiba Ltd.		1,090,280
	12,000	Hosiden Corp.		163,168
	108,000	Idemitsu Kosan Co. Ltd.		733,780
	800	IDOM, Inc.		5,934
	300	Inaba Denki Sangyo Co. Ltd.		7,933
	42,800	Inabata & Co. Ltd.		890,787
	226,800	Inpex Corp.		2,874,313
	255,400	Isuzu Motors Ltd.		3,381,439
	68,100	ITOCHU Corp. (a)		3,009,499
	17,500	Itochu Enex Co. Ltd.		181,751
	500	Itochu-Shokuhin Co. Ltd.		24,998
	6,100	Itoham Yonekyu Holdings, Inc.		151,349
	1,000	Japan Lifeline Co. Ltd.		10,388
	39,500	Japan Post Insurance Co. Ltd.		769,876
	42,600	Japan Tobacco, Inc.		1,063,613
	300	Justsystems Corp. (a)		7,367
	50,800	Kaga Electronics Co. Ltd.		900,272
	1,000	Kajima Corp.		20,825
	2,700	Kamei Corp.		34,739
	12,400	Kandenko Co. Ltd.		208,902
	7,900	Kaneka Corp.		196,840
	202,500	Kanematsu Corp.		3,366,093
	148,100	Kawasaki Kisen Kaisha Ltd.		2,157,173
	24,500	KDDI Corp.		798,986
	1,300	Kinden Corp.		27,436
	227,300	Kirin Holdings Co. Ltd.		3,065,656
	13,100	Kitz Corp.		99,571
	8,800	Kohnan Shoji Co. Ltd. (b)		211,698
	11,000	Kokuyo Co. Ltd.		206,227

See accompanying notes to the financial statements.	28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Japan — continued
	34,800	Komatsu Ltd. (a)		1,043,687
	7,400	Komeri Co. Ltd.		141,031
	2,800	Konami Group Corp. (a)		341,887
	97,500	Kubota Corp.		1,205,510
	90,100	Kumiai Chemical Industry Co. Ltd.		464,265
	5,900	Kuraray Co. Ltd.		74,234
	16,900	Kyudenko Corp.		507,673
	20,000	LY Corp. (a)		67,512
	303,200	Macromill, Inc.		2,520,033
	45,700	Marubeni Corp. (a)		719,592
	34,600	Maruha Nichiro Corp.		719,741
	51,600	Maruichi Steel Tube Ltd.		1,193,718
	1,000	Maruzen Showa Unyu Co. Ltd.		39,102
	7,100	Matsuda Sangyo Co. Ltd.		145,748
	177,600	Maxell Ltd.		2,227,065
	35,300	Mazda Motor Corp. (b)		237,295
	17,400	MCJ Co. Ltd.		157,082
	2,600	Medipal Holdings Corp.		38,020
	900	Melco Holdings, Inc.		13,960
	28,700	Mitsubishi Corp. (a)		479,469
	158,500	Mitsubishi Electric Corp. (a)		2,460,290
	12,400	Mitsubishi Gas Chemical Co., Inc.		190,780
	2,900	Mitsubishi Research Institute, Inc. (a)		90,775
	300	Mitsubishi Shokuhin Co. Ltd.		9,510
	83,700	Mitsubishi UFJ Financial Group, Inc.		1,067,060
	52,400	Mitsui & Co. Ltd. (a)		981,928
	2,400	Mitsui DM Sugar Holdings Co. Ltd.		56,225
	27,700	Mitsui Mining & Smelting Co. Ltd.		791,794
	101,600	Mitsui OSK Lines Ltd.		3,755,795
	5,900	MIXI, Inc.		137,999
	31,100	Mizuno Corp.		1,630,948
	61,100	Morinaga & Co. Ltd.		1,000,986
	1,100	Nafco Co. Ltd.		13,388
	6,400	Nagase & Co. Ltd.		117,558
	22,600	NEC Corp. (a)		2,206,019
	1,700	NET One Systems Co. Ltd. (a)		50,717
	59,900	NGK Insulators Ltd.		748,942
	66,700	NH Foods Ltd. (b)		2,011,586
	11,000	Nichias Corp.		330,381
	2,200	Nichiha Corp.		44,100
	2,400	Nichireki Group Co. Ltd.		36,095
	2,000	Nippon Densetsu Kogyo Co. Ltd.		28,110
	28,900	Nippon Shinyaku Co. Ltd.		759,923
	3,600	Nippon Soda Co. Ltd.		70,476
	1,711,800	Nippon Telegraph & Telephone Corp. (a)		1,657,272
	38,500	Nippon Television Holdings, Inc.		720,497
	91,300	Nippon Yusen KK		3,209,200
	384,400	Nissan Motor Co. Ltd. (b)		1,100,042
	1,500	Nissin Corp.		43,467
	13,700	Niterra Co. Ltd.		404,252
	2,800	Nittetsu Mining Co. Ltd.		109,268
	26,900	Nitto Denko Corp.		529,987
	57,600	Nojima Corp.		954,122
	26,600	Nomura Real Estate Holdings, Inc.		759,335
$			$
Shares		Description	Value ($)
		Japan — continued
	3,200	Noritake Co. Ltd.		75,938
	1,700	NS United Kaiun Kaisha Ltd.		45,422
	1,100	Obara Group, Inc.		25,008
	123,700	Oji Holdings Corp.		511,051
	43,100	Okamura Corp.		556,441
	134,200	Ono Pharmaceutical Co. Ltd. (b)		1,447,378
	500	Open House Group Co. Ltd.		18,307
	49,800	ORIX Corp.		1,034,198
	6,500	Otsuka Holdings Co. Ltd.		318,621
	138,400	Pacific Industrial Co. Ltd.		1,292,278
	900	PALTAC Corp.		23,541
	322,400	Panasonic Holdings Corp.		3,987,364
	333,700	Penta-Ocean Construction Co. Ltd.		1,460,313
	5,200	Pilot Corp.		142,830
	1,900	Prima Meat Packers Ltd.		27,667
	2,200	Raito Kogyo Co. Ltd.		37,103
	25,200	Recruit Holdings Co. Ltd. (a)		1,502,183
	30,400	Renesas Electronics Corp.		507,574
	43,400	Rengo Co. Ltd.		231,159
	500	Restar Corp.		7,977
	107,200	Rohm Co. Ltd. (b)		1,076,353
	2,800	Ryohin Keikaku Co. Ltd.		73,779
	4,700	S Foods, Inc.		74,336
	4,300	Sakai Moving Service Co. Ltd.		67,680
	10,400	Sakata INX Corp.		126,815
	29,400	San-Ai Obbli Co. Ltd.		343,395
	8,800	Sanki Engineering Co. Ltd.		196,136
	12,700	Sankyo Co. Ltd.		179,894
	53,100	Sankyu, Inc.		2,085,841
	21,000	Sanwa Holdings Corp.		686,013
	7,100	SCSK Corp. (a)		177,420
	125,900	Sega Sammy Holdings, Inc.		2,434,501
	700	Seiko Epson Corp.		11,868
	118,500	Sekisui Chemical Co. Ltd.		2,021,874
	68,600	Sekisui House Ltd.		1,551,070
	2,900	Sekisui Jushi Corp.		36,032
	1,600	Shimamura Co. Ltd.		91,672
	4,200	Shinagawa Refractories Co. Ltd.		49,170
	183,300	Shionogi & Co. Ltd.		2,745,961
	116,600	Ship Healthcare Holdings, Inc.		1,497,513
	700	Sinanen Holdings Co. Ltd.		26,624
	8,700	Sinko Industries Ltd.		70,207
	51,500	Socionext, Inc.		754,458
	26,500	Sohgo Security Services Co. Ltd. (a)		190,003
	12,000	Sojitz Corp.		263,527
	23,500	Sony Group Corp. (a)		587,883
	111,700	Stanley Electric Co. Ltd.		1,810,492
	20,500	Starts Corp., Inc.		556,520
	64,900	Subaru Corp.		1,203,261
	140,200	SUMCO Corp.		1,072,831
	61,300	Sumitomo Corp.		1,376,548
	56,600	Sumitomo Electric Industries Ltd.		997,610
	96,500	Sumitomo Forestry Co. Ltd.		2,945,535
	29,100	Sumitomo Heavy Industries Ltd.		591,025

29	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Japan — continued
	116,000	Sumitomo Mitsui Financial Group, Inc.		2,953,041
	90,800	Sumitomo Mitsui Trust Group, Inc.		2,328,835
	7,400	Sun Frontier Fudousan Co. Ltd.		95,795
	6,100	Suntory Beverage & Food Ltd.		195,534
	5,500	Suzuken Co. Ltd.		174,562
	13,500	Suzuki Motor Corp.		165,322
	125,100	T&D Holdings, Inc.		2,632,323
	800	Takeuchi Manufacturing Co. Ltd. (b)		27,540
	5,400	Tamron Co. Ltd.		133,705
	56,800	THK Co. Ltd.		1,449,804
	14,000	TIS, Inc. (a)		389,474
	1,100	Toho Co. Ltd. (a) (b)		51,989
	258,500	Tokai Carbon Co. Ltd.		1,581,522
	40,000	Tokyo Electric Power Co. Holdings, Inc. * (a)		102,650
	29,700	Tokyo Gas Co. Ltd. (a)		935,988
	32,200	Tokyo Steel Manufacturing Co. Ltd.		345,063
	17,900	Toray Industries, Inc.		119,279
	102,400	Tosei Corp.		1,660,993
	65,300	Tosoh Corp.		892,332
	71,500	TOTO Ltd.		1,869,993
	13,700	Toyo Tire Corp.		230,300
	17,900	Toyoda Gosei Co. Ltd.		317,063
	5,800	Toyota Boshoku Corp.		77,875
	16,200	Toyota Industries Corp. (a)		1,407,842
	108,100	Toyota Tsusho Corp.		1,813,180
	600	Tsubakimoto Chain Co.		7,656
	4,700	Tsugami Corp.		55,684
	12,100	TV Asahi Holdings Corp.		204,620
	3,600	Wacoal Holdings Corp.		121,758
	17,900	YAMABIKO Corp.		297,772
	173,500	Yamaha Corp.		1,282,100
	472,600	Yamaha Motor Co. Ltd.		3,893,857
	5,300	Yamazen Corp.		46,658
	15,300	Yellow Hat Ltd.		286,879
	69,400	Yokogawa Bridge Holdings Corp.		1,191,815
	29,000	Yokohama Rubber Co. Ltd.		647,441
	6,200	Yuasa Trading Co. Ltd.		186,951
	34,400	Zenkoku Hosho Co. Ltd.		1,287,329

		Total Japan		172,098,988

		Kuwait — 0.0%
	5,261	Humansoft Holding Co. KSC		43,672
	29,070	Noor Financial Investment Co. KSC		32,137

		Total Kuwait		75,809

		Malaysia — 0.0%
	123,500	CIMB Group Holdings Bhd.		216,909

		Mexico — 0.5%
	514,500	America Movil SAB de CV – Series B		365,712
	21,886	Arca Continental SAB de CV		226,345
	152,998	Cemex SAB de CV Sponsored ADR		948,588
$			$
Shares		Description	Value ($)
		Mexico — continued
	5,870	Coca-Cola Femsa SAB de CV Sponsored ADR		523,252
	495,200	Credito Real SAB de CV SOFOM ER * (d)		—
	52,629	El Puerto de Liverpool SAB de CV – Class C1		258,485
	95,769	Fomento Economico Mexicano SAB de CV		899,960
	173,100	Genomma Lab Internacional SAB de CV – Class B		217,112
	175,400	Gentera SAB de CV		244,915
	560	Gruma SAB de CV – Class B		9,655
	900	Grupo Aeroportuario del Sureste SAB de CV ADR		243,738
	4,588	Grupo Aeroportuario del Sureste SAB de CV – Class B		123,472
	160,322	Grupo Financiero Banorte SAB de CV – Class O		1,133,502
	175,493	Grupo Mexico SAB de CV – Series B		825,638
	815	Unifin Financiera SAB de CV * (d)		—

		Total Mexico		6,020,374

		Netherlands — 1.7%
	4,840	Aalberts NV		162,880
	23,363	ABN AMRO Bank NV		443,007
	2,581	Akzo Nobel NV		159,461
	433	ASML Holding NV (a)		307,980
	30,444	EXOR NV		2,966,086
	350	ForFarmers NV		1,497
	2,448	IMCD NV		363,296
	173,113	ING Groep NV		3,081,847
	11,225	JDE Peet’s NV		209,800
	94,801	Koninklijke Ahold Delhaize NV (a)		3,342,438
	28,461	Koninklijke BAM Groep NV		152,614
	1,612	Koninklijke Heijmans NV		67,508
	69,334	NN Group NV		3,515,556
	42,931	Prosus NV		1,890,512
	10,530	Randstad NV (a)		425,223
	15,594	SBM Offshore NV		328,239
	34,126	Signify NV		726,696
	5,470	Wolters Kluwer NV (a)		841,217

		Total Netherlands		18,985,857

		New Zealand — 0.0%
	42,555	Meridian Energy Ltd. (a)		140,272

		Norway — 0.5%
	45,969	Aker Solutions ASA		132,403
	31,187	BW LPG Ltd.		363,769
	42,328	Elkem ASA *		85,828
	145,340	Equinor ASA		3,375,353
	27,747	Europris ASA		200,123
	37,734	Hoegh Autoliners ASA		256,635
	10,064	Odfjell Drilling Ltd.		54,599
	98,003	Orkla ASA		947,492
	1,648	Selvaag Bolig ASA		5,098

See accompanying notes to the financial statements.	30

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Norway — continued
	4,613	Stolt-Nielsen Ltd.		108,646
	36,246	Storebrand ASA		395,723
	25,593	Wallenius Wilhelmsen ASA		195,741

		Total Norway		6,121,410

		Peru — 0.0%
	1,300	Credicorp Ltd.		237,926

		Philippines — 0.0%
	44,480	China Banking Corp.		66,282
	64,300	LT Group, Inc.		12,892
	60,900	Manila Water Co., Inc.		31,552
	1,006,080	Megaworld Corp.		30,238
	107,300	Synergy Grid & Development Phils, Inc.		19,921

		Total Philippines		160,885

		Poland — 0.1%
	78,334	ORLEN SA		1,222,804
	93,044	PGE Polska Grupa Energetyczna SA *		164,936
	4,236	Powszechna Kasa Oszczednosci Bank Polski SA		72,450

		Total Poland		1,460,190

		Portugal — 0.1%
	512,295	Banco Comercial Portugues SA – Class R		285,591
	52,229	Navigator Co. SA		176,370
	186,851	Sonae SGPS SA		196,366

		Total Portugal		658,327

		Qatar — 0.1%
	29,539	Ooredoo QPSC		100,915
	104,278	Qatar National Bank QPSC		475,242

		Total Qatar		576,157

		Russia — 0.0%
	3,038,020	Alrosa PJSC (d) (f)		—
	160,792,062	Federal Grid Co-Rosseti PJSC * (d) (f)		—
	180,610	Gazprom Neft PJSC (d) (f)		—
	2,050,858	Gazprom PJSC (d) (f)		—
	455,400	GMK Norilskiy Nickel PAO * (d) (f)		—
	6,310,100	Inter RAO UES PJSC (d) (f)		—
	19,776	LSR Group PJSC (d) (f)		—
	1	LSR Group PJSC GDR * (d) (f)		—
	74,944	LUKOIL PJSC (d) (f)		—
	1,863,335	Magnitogorsk Iron & Steel Works PJSC (d) (f)		—
	25,400	Mechel PJSC * (d) (f)		—
	361,420	Moscow Exchange MICEX-RTS PJSC (d) (f)		—
	3,294,000	Mosenergo PJSC (d) (f)		—
	75,720	Novatek PJSC (d) (f)		—
	1,212,010	Novolipetsk Steel PJSC (d) (f)		—
	3,466	PhosAgro PJSC (d) (f)		—
$			$
Shares		Description	Value ($)
		Russia — continued
	67	PhosAgro PJSC GDR * (d) (f)		—
	10,215	Polyus PJSC * (d) (f)		—
	1	Polyus PJSC GDR * (d) (f)		—
	24,471,200	RusHydro PJSC * (d) (f)		—
	3,677,652	Sberbank of Russia PJSC (d) (f)		—
	425	Severstal PAO (d) (f)		—
	91,185	Severstal PAO GDR (Registered) * (d) (f)		—
	11,580	SFI PJSC (d) (f)		—
	5,940,620	Surgutneftegas PAO (d) (f)		—
	332,388	Tatneft PJSC (d) (f)		—
	1,300,440	Unipro PJSC * (d) (f)		—
	50,950	United Co. RUSAL International PJSC * (d) (f)		—

		Total Russia		—

		Saudi Arabia — 0.0%
	11,734	Arab National Bank		67,665
	6,778	Riyad Bank		53,268
	2,859	Saudi British Bank		27,107

		Total Saudi Arabia		148,040

		Singapore — 0.6%
	29,900	Bumitama Agri Ltd.		18,141
	265,400	ComfortDelGro Corp. Ltd.		273,601
	19,408	DBS Group Holdings Ltd.		662,831
	35,500	First Real Estate Investment Trust – (REIT) (b)		6,981
	84,500	First Resources Ltd.		91,439
	659,500	Golden Agri-Resources Ltd.		121,984
	186,600	Oversea-Chinese Banking Corp. Ltd.		2,382,611
	8,400	Sheng Siong Group Ltd.		10,203
	5,700	Singapore Exchange Ltd.		56,888
	43,500	Singapore Technologies Engineering Ltd.		174,309
	74,700	StarHub Ltd.		66,431
	41,100	United Overseas Bank Ltd.		1,164,308
	23,600	Venture Corp. Ltd.		220,309
	132,200	Wilmar International Ltd.		314,820
	184,399	Yangzijiang Financial Holding Ltd.		81,246
	960,899	Yangzijiang Shipbuilding Holdings Ltd.		1,696,537
	161,100	Yanlord Land Group Ltd. * (b)		65,212

		Total Singapore		7,407,851

		South Africa — 0.2%
	10,025	Absa Group Ltd.		100,184
	1,191	Barloworld Ltd.		6,510
	113,256	FirstRand Ltd.		425,205
	7,213	JSE Ltd.		47,506
	15,700	Momentum Group Ltd.		25,512
	17,982	Motus Holdings Ltd.		86,643
	9,626	Mr. Price Group Ltd.		124,575
	23,603	Nedbank Group Ltd.		353,428
	24,479	Raubex Group Ltd.		54,623
	6,273	Reunert Ltd.		21,467

31	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		South Africa — continued
	64,573	Sanlam Ltd.		297,326
	2,192	Shoprite Holdings Ltd.		31,899
	1,953	Standard Bank Group Ltd.		22,658
	12,648	Tiger Brands Ltd.		184,589
	1,044	Wilson Bayly Holmes-Ovcon Ltd.		10,468

		Total South Africa		1,792,593

		South Korea — 1.8%
	3,440	BNK Financial Group, Inc.		26,285
	7,658	Coway Co. Ltd.		424,026
	1,246	Daewoong Co. Ltd.		17,174
	2,856	Daou Data Corp.		21,331
	22,012	Doosan Bobcat, Inc.		709,501
	355	DoubleUGames Co. Ltd.		11,617
	8,852	GS Holdings Corp.		218,360
	20,268	Hana Financial Group, Inc.		826,538
	13,768	Hankook Tire & Technology Co. Ltd. *		357,123
	6,406	Hanwha Systems Co. Ltd.		134,710
	13,020	HMM Co. Ltd.		174,893
	15,105	Hyundai Glovis Co. Ltd.		1,347,680
	501	Hyundai Home Shopping Network Corp. *		17,859
	19,025	Hyundai Mobis Co. Ltd.		3,201,464
	4,577	Hyundai Motor Co.		606,891
	688	JB Financial Group Co. Ltd.		8,117
	8,245	KB Financial Group, Inc.		442,335
	3,654	KB Financial Group, Inc. ADR		198,485
	57,570	Kia Corp.		3,681,540
	1,121	Korea Investment Holdings Co. Ltd.		61,281
	43	Krafton, Inc. *		10,117
	23,688	KT&G Corp.		1,591,049
	2,935	Kyung Dong Navien Co. Ltd.		168,766
	6,639	LG Corp. *		302,725
	20,594	LG Electronics, Inc.		1,115,216
	438	LG Innotek Co. Ltd. *		48,953
	3,552	POSCO Holdings, Inc. Sponsored ADR		164,244
	455	Samsung Card Co. Ltd.		14,037
	9,194	Samsung E&A Co. Ltd.		103,272
	59,326	Samsung Electronics Co. Ltd.		2,220,001
	26	Samsung Electronics Co. Ltd. GDR (a)		24,588
	1,015	Samsung Securities Co. Ltd.		31,757
	32,844	Shinhan Financial Group Co. Ltd.		1,038,825
	2,116	SK Square Co. Ltd. *		131,736
	461	T&L Co. Ltd.		23,966
	85,241	Woori Financial Group, Inc.		966,942
	2,907	Youngone Corp. *		94,901

		Total South Korea		20,538,305

		Spain — 1.7%
	63,063	Acerinox SA (b)		738,205
	14,586	Amadeus IT Group SA (a)		1,101,459
	17,671	Atresmedia Corp. de Medios de Comunicacion SA		90,696
	426,839	Banco Bilbao Vizcaya Argentaria SA		5,658,193
$			$
Shares		Description	Value ($)
		Spain — continued
	1,513,492	Banco de Sabadell SA		4,152,081
	731,600	Banco Santander SA		4,696,254
	13,594	CaixaBank SA		93,816
	480	Grupo Catalana Occidente SA		19,803
	36,383	Industria de Diseno Textil SA (a)		1,955,117
	178,668	Mapfre SA		499,531
	29,927	Prosegur Cia de Seguridad SA		60,312
	62,319	Repsol SA		793,766

		Total Spain		19,859,233

		Sweden — 0.5%
	7,329	Assa Abloy AB – Class B (a)		224,866
	4,628	Betsson AB – Class B (a)		69,828
	67,914	Fastighets AB Balder – B Shares *		481,673
	68,300	Investor AB – B Shares (a)		2,033,632
	3,615	Inwido AB		68,360
	13,218	Peab AB – Class B		99,410
	5,240	Skanska AB – B Shares		124,329
	14,266	SSAB AB – B Shares		85,913
	26,629	Swedbank AB – Class A		640,600
	79,812	Telefonaktiebolaget LM Ericsson – B Shares		656,435
	4,283	Volvo AB – A Shares (a)		132,655
	35,642	Volvo AB – B Shares (a)		1,106,335

		Total Sweden		5,724,036

		Switzerland — 1.4%
	6,443	ABB Ltd. (Registered) (a)		347,302
	76,907	Adecco Group AG (Registered) (a)		2,093,109
	393	Bobst Group SA (Registered)		29,596
	999	Holcim AG (a)		109,511
	4,602	Logitech International SA (Registered)		456,016
	2,157	Mobilezone Holding AG (Registered)		29,348
	6,748	Nestle SA (Registered) (a)		651,408
	15,490	Novartis AG Sponsored ADR		1,689,185
	10,268	Novartis AG (Registered) (a)		1,117,362
	24,312	Roche Holding AG (c)		8,096,626
	702	Roche Holding AG (c)		246,355
	6,499	Sandoz Group AG ADR		284,656
	801	Swisscom AG (Registered)		456,642
	602	u-blox Holding AG		50,950

		Total Switzerland		15,658,066

		Taiwan — 2.3%
	5,414	Acter Group Corp. Ltd.		69,092
	83,000	Asustek Computer, Inc.		1,698,730
	152,000	Cathay Financial Holding Co. Ltd.		313,458
	19,000	Compal Electronics, Inc.		22,211
	78,000	CTBC Financial Holding Co. Ltd.		96,379
	98,000	Eva Airways Corp.		127,229
	487,200	Evergreen Marine Corp. Taiwan Ltd.		3,163,284
	105,205	Fubon Financial Holding Co. Ltd.		293,070
	11,080	Fusheng Precision Co. Ltd.		115,116

See accompanying notes to the financial statements.	32

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Taiwan — continued
	434,318	Hon Hai Precision Industry Co. Ltd.		2,248,685
	17,000	Kung Long Batteries Industrial Co. Ltd.		80,297
	45,000	MediaTek, Inc.		2,012,813
	128,000	Mitac Holdings Corp.		269,568
	14,000	Pegatron Corp.		39,981
	1,328,000	Pou Chen Corp.		1,540,449
	187,472	Radiant Opto-Electronics Corp.		1,123,718
	10,000	Realtek Semiconductor Corp.		164,993
	29,000	Shinkong Insurance Co. Ltd.		88,385
	18,900	Simplo Technology Co. Ltd.		214,224
	9,000	TaiDoc Technology Corp.		37,859
	337,000	Taiwan Semiconductor Manufacturing Co. Ltd.		10,278,835
	2,000	TTY Biopharm Co. Ltd.		4,813
	9,000	United Integrated Services Co. Ltd.		118,060
	85,000	Wan Hai Lines Ltd.		214,522
	810,000	Yang Ming Marine Transport Corp.		1,777,196
	117,000	Yuanta Financial Holding Co. Ltd.		129,714
	25,000	YungShin Global Holding Corp.		39,289

		Total Taiwan		26,281,970

		Thailand — 0.8%
	94,600	3BB Internet Infrastructure Fund		14,826
	622,800	AP Thailand PCL NVDR		163,393
	304,700	Digital Telecommunications Infrastructure Fund – Class F		70,050
	39,600	GFPT PCL NVDR		9,459
	690,800	Kasikornbank PCL NVDR		3,068,943
	4,197,100	Krung Thai Bank PCL NVDR		2,767,255
	314,200	PTT Exploration & Production PCL NVDR		1,004,126
	709,300	PTT PCL NVDR		654,329
	78,400	Regional Container Lines PCL NVDR		55,980
	320,000	SCB X PCL NVDR		1,144,068
	7,700	Siam Cement PCL NVDR		28,758
	52,300	Somboon Advance Technology PCL NVDR		18,686
	186,700	Sri Trang Gloves Thailand PCL NVDR		40,890
	25,800	Supalai PCL NVDR		12,993
	77,100	Thai Oil PCL NVDR		51,509

		Total Thailand		9,105,265

		Turkey — 0.0%
	40,872	Turk Hava Yollari AO *		346,518

		United Arab Emirates — 0.3%
	21,614	Abu Dhabi Commercial Bank PJSC		67,359
	28,456	Dubai Islamic Bank PJSC		59,984
	89,209	Emaar Development PJSC		313,911
	461,019	Emaar Properties PJSC		1,702,953
	125,870	Emirates NBD Bank PJSC		756,968
	6,263	First Abu Dhabi Bank PJSC		24,290
	30,902	Orascom Construction PLC		164,119

		Total United Arab Emirates		3,089,584

$			$
Shares		Description	Value ($)
		United Kingdom — 3.4%
	105,210	3i Group PLC (a)		5,265,849
	81,859	abrdn PLC		163,791
	1,232	Anglogold Ashanti PLC		36,307
	6,390	Ashtead Group PLC (a)		389,400
	16,367	Aviva PLC		112,613
	11,983	Barclays PLC Sponsored ADR		189,811
	8,557	Barratt Redrow PLC		46,285
	2,487	Bellway PLC		73,859
	16,572	Berkeley Group Holdings PLC		754,094
	37,756	British American Tobacco PLC Sponsored ADR (a)		1,469,841
	2,416,684	BT Group PLC (b)		4,872,905
	14,865	Coca-Cola HBC AG		629,917
	38,437	Compass Group PLC (a)		1,345,523
	29,307	Currys PLC *		33,670
	1,829	DCC PLC		124,030
	23,265	Evraz PLC * (d)		—
	116,800	Ferrexpo PLC *		110,063
	3,671	Future PLC		42,579
	1,720	Galliford Try Holdings PLC		7,650
	90,076	GSK PLC Sponsored ADR (b)		3,385,957
	19,945	GSK PLC (a)		368,024
	32,175	Howden Joinery Group PLC		314,873
	205,965	HSBC Holdings PLC		2,442,636
	90,786	IG Group Holdings PLC		1,092,075
	20,146	Imperial Brands PLC		708,915
	17,373	International Personal Finance PLC		28,569
	19,168	Investec PLC		124,898
	608,112	ITV PLC		545,162
	38,030	J Sainsbury PLC		124,014
	4,789	Keller Group PLC		79,449
	817,198	Kingfisher PLC		2,552,456
	4,859	Lion Finance Group PLC		324,396
	1,893,122	Lloyds Banking Group PLC		1,757,144
	62,388	MONY Group PLC		154,730
	7,241	Morgan Advanced Materials PLC		19,680
	5,953	Morgan Sindall Group PLC		250,445
	40,739	OSB Group PLC		230,211
	20,286	Paragon Banking Group PLC		193,274
	15,894	Pearson PLC ADR (a)		274,330
	30,542	Persimmon PLC		465,231
	20,638	Plus500 Ltd.		728,310
	13,421	Premier Foods PLC		30,968
	36,804	Rio Tinto PLC Sponsored ADR (a) (b)		2,228,850
	2,887	Rio Tinto PLC (a)		174,441
	18,671	Schroders PLC		87,151
	364	Shell PLC (a)		12,163
	15,165	Spirent Communications PLC *		35,378
	35,816	Standard Chartered PLC		576,648
	878	TBC Bank Group PLC		47,537
	69,275	TP ICAP Group PLC		226,955
	3,078	Unilever PLC Sponsored ADR (a)		174,215
	8,122	Vesuvius PLC		41,849
	420,997	Vodafone Group PLC		371,693

33	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United Kingdom — continued
	357,183	Vodafone Group PLC Sponsored ADR		3,146,782
	35,451	Zigup PLC		139,400

		Total United Kingdom		39,126,996

		United States — 12.7%
	6,263	3M Co. (a)		971,517
	2,837	Academy Sports & Outdoors, Inc. (b)		140,687
	349	Adtalem Global Education, Inc. * (a)		35,706
	960	Affiliated Managers Group, Inc.		164,016
	2,840	Aflac, Inc. (a)		310,895
	2,308	AGCO Corp.		223,807
	3,938	Akamai Technologies, Inc. * (a)		317,718
	700	Allstate Corp. (a)		139,405
	32,789	Ally Financial, Inc.		1,216,472
	8,321	Alphabet, Inc. – Class A (a)		1,416,900
	1,175	Alphabet, Inc. – Class C (a)		202,359
	4,556	American Express Co. (a)		1,371,174
	503	Applied Materials, Inc. (a)		79,509
	5,514	Aptiv PLC *		359,072
	15,652	Arch Capital Group Ltd. (a)		1,454,227
	13,031	Archer-Daniels-Midland Co.		615,063
	2,391	Arrow Electronics, Inc. *		258,395
	391	Atkore, Inc.		24,047
	635	Autoliv, Inc.		61,817
	933	AutoNation, Inc. *		170,151
	6,050	Avnet, Inc.		305,767
	57,278	Bank of America Corp. (a)		2,640,516
	7,305	Bank of New York Mellon Corp. (a)		649,780
	5,324	Best Buy Co., Inc.		478,681
	791	Bio-Rad Laboratories, Inc. – Class A *		209,742
	11,047	Block, Inc. *		721,369
	16,291	Blue Owl Capital Corp.		251,859
	389	Boise Cascade Co.		40,324
	277	Booking Holdings, Inc. (a)		1,389,435
	16,384	BorgWarner, Inc.		487,752
	267	Brunswick Corp. (b)		16,247
	7,747	Builders FirstSource, Inc. *		1,076,755
	2,672	Bunge Global SA		198,236
	10,083	Capital One Financial Corp. (a)		2,022,146
	2,037	Carter’s, Inc.		84,067
	8,953	CBRE Group, Inc. – Class A * (a)		1,270,789
	33,931	Centene Corp. * (a)		1,973,427
	14,629	Chevron Corp. (a)		2,320,452
	658	Chubb Ltd. (a)		187,846
	5,017	Cigna Group (a)		1,549,500
	29,945	Cisco Systems, Inc. (a)		1,919,774
	32,287	Citigroup, Inc.		2,581,346
	73,564	CNH Industrial NV		947,504
	23,486	Cognizant Technology Solutions Corp. – Class A (a)		1,957,088
	72,625	Comcast Corp. – Class A (a)		2,605,785
	5,780	Commercial Metals Co.		279,983
	4,562	Conagra Brands, Inc.		116,513
	933	Concentrix Corp.		42,134
$			$
Shares		Description	Value ($)
		United States — continued
	2,103	ConocoPhillips (a)		208,512
	2,531	Crocs, Inc. * (b)		252,012
	2,861	Cummins, Inc. (a)		1,053,363
	34,483	CVS Health Corp. (a)		2,266,223
	15,667	Darling Ingredients, Inc. *		565,422
	1,775	Devon Energy Corp.		64,290
	9,618	Discover Financial Services (a)		1,877,337
	13,465	Dollar General Corp.		998,834
	11,539	DR Horton, Inc. (a)		1,463,261
	31,741	eBay, Inc. (a)		2,054,912
	3,083	Electronic Arts, Inc. (a)		398,077
	1,846	Elevance Health, Inc. (a)		732,640
	774	Enova International, Inc. *		79,985
	1,229	Enphase Energy, Inc. *		70,459
	16,597	EOG Resources, Inc. (a)		2,106,823
	5,309	EPAM Systems, Inc. * (a)		1,094,397
	1,859	Everest Group Ltd.		656,636
	6,503	Expedia Group, Inc. * (a)		1,287,334
	17,853	Exxon Mobil Corp. (a)		1,987,574
	2,991	Federated Hermes, Inc.		115,901
	480	FedEx Corp.		126,192
	1,200	Fidelity National Financial, Inc.		77,436
	3,292	Fluor Corp. *		125,195
	1,445	FMC Corp.		53,320
	163,820	Ford Motor Co. (a)		1,564,481
	3,788	Fox Corp. – Class A (a)		218,189
	25,739	Fox Corp. – Class B (a)		1,391,708
	62,497	Franklin Resources, Inc. (b)		1,265,564
	18,464	GE HealthCare Technologies, Inc. (a)		1,612,830
	11,050	General Mills, Inc.		669,851
	33,502	General Motors Co.		1,645,953
	2,837	Genpact Ltd. (a)		150,985
	1,887	Goldman Sachs Group, Inc. (a)		1,174,261
	58	Graham Holdings Co. – Class B (a)		57,059
	8,980	Green Plains, Inc. * (b)		52,713
	512	Group 1 Automotive, Inc. (b)		235,305
	6,086	H&R Block, Inc. (a)		331,748
	4,913	Hartford Insurance Group, Inc. (a)		581,110
	86,607	Hewlett Packard Enterprise Co.		1,715,685
	4,134	Hilton Worldwide Holdings, Inc. (a)		1,095,345
	69,028	HP, Inc.		2,130,894
	1,537	Humana, Inc. (a)		415,636
	6,494	Huntington Bancshares, Inc.		106,956
	539	Huntington Ingalls Industries, Inc.		94,638
	17,864	Incyte Corp. *		1,313,004
	482	Ingredion, Inc.		62,954
	61,668	Intel Corp. (a)		1,463,382
	8,958	Intercontinental Exchange, Inc. (a)		1,551,794
	8,300	International Business Machines Corp. (a)		2,095,252
	8,253	Invesco Ltd.		143,520
	1,227	Jacobs Solutions, Inc. (a)		157,191
	3,187	Janus Henderson Group PLC		134,491
	878	Jazz Pharmaceuticals PLC *		126,019
	11,839	Johnson & Johnson (a)		1,953,672

See accompanying notes to the financial statements.	34

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	7,752	JPMorgan Chase & Co. (a)		2,051,567
	3,672	KB Home		223,992
	707	Kimberly-Clark Corp. (a)		100,401
	12,281	Kinder Morgan, Inc. (a)		332,815
	2,920	Knight-Swift Transportation Holdings, Inc.		147,285
	50,228	Kraft Heinz Co.		1,542,502
	8,775	Kroger Co. (a)		568,795
	7,503	Lam Research Corp. (a)		575,780
	17,936	Las Vegas Sands Corp. (a)		801,919
	487	La-Z-Boy, Inc.		22,032
	2,867	Lear Corp.		269,469
	12,460	Lennar Corp. – Class A (a)		1,490,590
	2,173	LKQ Corp.		91,679
	343	Lockheed Martin Corp. (a)		154,477
	17,106	LyondellBasell Industries NV – Class A		1,314,254
	1,942	M&T Bank Corp.		372,320
	346	M/I Homes, Inc. *		40,527
	2,139	Macy’s, Inc.		30,695
	568	ManpowerGroup, Inc.		32,734
	591	Markel Group, Inc. *		1,142,663
	373	Martin Marietta Materials, Inc. (a)		180,211
	37,677	Match Group, Inc. (a)		1,194,738
	8,810	Medtronic PLC (a)		810,696
	27,236	Merck & Co., Inc. (a)		2,512,521
	1,471	Meritage Homes Corp.		106,603
	3,036	Meta Platforms, Inc. – Class A (a)		2,028,655
	15,411	MGIC Investment Corp.		379,265
	19,235	Micron Technology, Inc. (a)		1,800,973
	32,249	Moderna, Inc. * (b)		998,429
	1,647	Molson Coors Beverage Co. – Class B		100,945
	5,910	Morgan Stanley Direct Lending Fund		119,618
	1,370	Morgan Stanley (a)		182,361
	43,316	Mosaic Co.		1,036,119
	816	Mueller Industries, Inc.		65,427
	24	NewMarket Corp.		13,683
	851	Norfolk Southern Corp. (a)		209,133
	736	Northrop Grumman Corp. (a)		339,841
	12,561	Nucor Corp. (a)		1,726,761
	21,874	ON Semiconductor Corp. *		1,029,172
	1,334	OneMain Holdings, Inc.		71,689
	11,395	Organon & Co. (b)		169,899
	2,036	Oshkosh Corp.		208,283
	6,283	Otis Worldwide Corp. (a)		626,918
	11,705	Ovintiv, Inc.		508,699
	759	Owens Corning		116,916
	13,812	PACCAR, Inc. (a)		1,481,199
	23,180	PayPal Holdings, Inc. * (a)		1,646,939
	899	PepsiCo, Inc. (a)		137,969
	1,211	Perdoceo Education Corp. (a)		31,002
	102,216	Pfizer, Inc. (a)		2,701,569
	1,922	PNC Financial Services Group, Inc.		368,870
	1,931	Polaris, Inc. (b)		86,740
	1,571	PPG Industries, Inc. (a)		177,869
	2,492	Premier, Inc. – Class A (b)		45,305
$			$
Shares		Description	Value ($)
		United States — continued
	1,768	PROG Holdings, Inc.		50,158
	13,217	PulteGroup, Inc.		1,365,052
	2,055	PVH Corp.		153,796
	6,930	QUALCOMM, Inc. (a)		1,089,188
	411	Quanta Services, Inc. (a)		106,708
	8,881	Radian Group, Inc.		292,274
	3,295	Regeneron Pharmaceuticals, Inc. (a)		2,302,348
	8,137	Regions Financial Corp.		192,928
	687	Rockwell Automation, Inc. (a)		197,272
	1,612	Sealed Air Corp.		55,098
	2,527	Signet Jewelers Ltd. (b)		132,213
	512	Skechers USA, Inc. – Class A *		31,227
	11,258	Skyworks Solutions, Inc.		750,458
	5,391	SLM Corp.		162,754
	48	Snap-on, Inc.		16,376
	4,815	SolarEdge Technologies, Inc. * (b)		79,399
	19,411	Solventum Corp. *		1,548,027
	5,207	State Street Corp. (a)		516,691
	10,516	Steel Dynamics, Inc.		1,420,396
	28,790	Synchrony Financial		1,746,977
	7,148	T. Rowe Price Group, Inc.		755,687
	3,038	Target Corp.		377,441
	510	TE Connectivity PLC		78,555
	4,614	Texas Instruments, Inc. (a)		904,298
	1,493	Textron, Inc.		111,572
	807	Timken Co.		65,367
	402	Toll Brothers, Inc.		44,879
	2,663	Tri Pointe Homes, Inc. *		84,311
	2,594	Truist Financial Corp.		120,232
	9,881	Tyson Foods, Inc. – Class A		606,101
	36,281	U.S. Bancorp		1,701,579
	681	UFP Industries, Inc.		72,867
	13,373	United Parcel Service, Inc. – Class B (a)		1,591,788
	131	United Therapeutics Corp. *		41,927
	2,721	Unum Group		223,911
	1,134	Valero Energy Corp.		148,248
	435	Valmont Industries, Inc.		151,541
	66,271	Verizon Communications, Inc. (a)		2,856,280
	105,344	Viatris, Inc.		972,325
	12,292	VICI Properties, Inc. – (REIT)		399,367
	766	Vulcan Materials Co. (a)		189,439
	121,815	Walgreens Boots Alliance, Inc. (b)		1,300,984
	14,028	Wells Fargo & Co. (a)		1,098,673
	25,556	Western Union Co.		276,771
	2,612	Whirlpool Corp. (b)		265,875
	4,028	WillScot Holdings Corp. * (b)		132,723
	18,865	Zoom Communications, Inc. – Class A * (a)		1,390,350

		Total United States		145,780,023

		Vietnam — 0.0%
	4,500	Masan Consumer Corp.		26,238
	48,100	PetroVietNam Ca Mau Fertilizer JSC		66,723
	66,800	Quang Ngai Sugar JSC		131,744

35	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Vietnam — continued
	60,700	Vietnam Dairy Products JSC		147,837
	55,300	Vietnam Engine & Agricultural Machinery Corp.		87,208

		Total Vietnam		459,750

		TOTAL COMMON STOCKS (COST $733,844,590)		693,937,154

		PREFERRED STOCKS (g) — 1.1%
		Brazil — 0.6%
	239,800	Banco Bradesco SA		457,798
	198,350	Bradespar SA		559,240
	1,375,603	Cia Energetica de Minas Gerais		2,600,437
	107,760	Gerdau SA		304,923
	302,775	Gerdau SA Sponsored ADR (b)		856,853
	36,500	Itau Unibanco Holding SA		198,010
	5,000	Itau Unibanco Holding SA Sponsored ADR		27,450
	147,700	Marcopolo SA		184,385
	172,213	Petroleo Brasileiro SA		1,050,948
	93,011	Petroleo Brasileiro SA ADR (a)		1,135,664

		Total Brazil		7,375,708

		Colombia — 0.0%
	9,459	Bancolombia SA Sponsored ADR		394,629

		Germany — 0.4%
	8,733	Bayerische Motoren Werke AG		714,042
	981	Draegerwerk AG & Co. KGaA		55,543
	28,584	Porsche Automobil Holding SE		1,112,549
	191	Villeroy & Boch AG		2,992
	21,692	Volkswagen AG		2,338,465

		Total Germany		4,223,591

		Russia — 0.0%
	12,924	Bashneft PJSC (d) (f)		—
	56,000	Nizhnekamskneftekhim PJSC (d) (f)		—
	20,810	Sberbank of Russia PJSC (d) (f)		—
	9,254,300	Surgutneftegas PAO (d) (f)		—
	16,100	Transneft PJSC (d) (f)		—

		Total Russia		—

		South Korea — 0.1%
	1,194	LG Electronics, Inc.		31,359
	18,916	Samsung Electronics Co. Ltd.		581,264
	51	Samsung Electronics Co. Ltd. GDR		39,719

		Total South Korea		652,342

		TOTAL PREFERRED STOCKS (COST $20,082,515)		12,646,270

$			$
Shares / Par Value†		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%
		Canada — 0.0%
	7,900	Resolute Forest Products, Inc. * (e)		11,850

		Vietnam — 0.0%
	4,500	Masan Consumer Corp. * (e)		11,039

		TOTAL RIGHTS/WARRANTS (COST $20,425)		22,889

		INVESTMENT FUNDS — 1.7%
		United States — 1.7%
	33,700	iShares Core S&P 500 ETF (a)		20,120,248

		TOTAL INVESTMENT FUNDS (COST $19,989,829)		20,120,248

		DEBT OBLIGATIONS — 12.9%
		United States — 12.9%
		U.S. Government — 12.9%
	84,610,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.39%, due 04/30/26 (a)		84,727,216
	31,782,964	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34 (a)		32,070,807
	29,801,490	U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35		30,609,460

		Total U.S. Government		147,407,483

		Total United States		147,407,483

		TOTAL DEBT OBLIGATIONS (COST $145,872,821)		147,407,483

		MUTUAL FUNDS — 23.2%
		United States — 23.2%
		Affiliated Issuers — 23.2%
	8,357,349	GMO Alternative Allocation Fund, Class VI		148,175,792
	592,482	GMO Climate Change Fund, Class III		10,208,470
	1,152,748	GMO Emerging Country Debt Fund, Class VI		23,631,327
	675,432	GMO High Yield Fund, Class VI		11,502,608
	1,535,360	GMO Opportunistic Income Fund, Class VI		37,539,543
	1,711,707	GMO Resources Fund, Class VI		29,715,241
	1,008,819	GMO U.S. Treasury Fund, Class VI (formerly Core Class) (h)		5,054,182

		Total Affiliated Issuers		265,827,163

		TOTAL MUTUAL FUNDS (COST $287,452,147)		265,827,163

See accompanying notes to the financial statements.	36

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 14.0%
	Money Market Funds — 0.5%
5,580,601	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (i)	5,580,601

	Repurchase Agreements — 13.5%
154,999,412	Nomura Securities International, Inc.
	Repurchase Agreement, dated 02/28/25,
	maturing on 03/03/25 with a maturity value
	of $155,055,341 and an effective yield of
	4.33%, collateralized by a U.S. Treasury
	Note with maturity date 11/15/26 and a
	market value of $158,099,400.	154,999,412

	TOTAL SHORT-TERM INVESTMENTS (COST $160,580,013)	160,580,013

	TOTAL INVESTMENTS — 113.4% (Cost $1,367,842,340)	1,300,541,220

	SECURITIES SOLD SHORT — (13.3)%
	Common Stocks — (13.2)%
	Australia — (0.5)%
(8,242)	ASX Ltd.	(344,869)
(23,211)	CAR Group Ltd.	(539,890)
(1,618)	Cochlear Ltd.	(261,239)
(123,123)	Lottery Corp. Ltd.	(364,474)
(5,485)	Mineral Resources Ltd.	(77,750)
(7,040)	Pro Medicus Ltd.	(1,122,311)
(3,885)	REA Group Ltd.	(580,669)
(2,762)	SEEK Ltd.	(41,519)
(17,844)	WiseTech Global Ltd.	(1,005,577)
(10,704)	Xero Ltd. *	(1,148,109)

	Total Australia	(5,486,407)

	Austria — (0.0)%
(4,810)	Verbund AG	(362,824)

	Belgium — (0.1)%
(1,942)	Argenx SE *	(1,213,719)
(28)	Lotus Bakeries NV	(253,704)

	Total Belgium	(1,467,423)

	Brazil — (0.1)%
(104,779)	NU Holdings Ltd. – Class A *	(1,126,374)

	Canada — (1.0)%
(8,225)	Agnico Eagle Mines Ltd.	(791,903)
(49,600)	AltaGas Ltd.	(1,215,358)
(825)	Brookfield Asset Management Ltd. – Class A	(46,679)
(9,321)	Brookfield Renewable Corp.	(259,590)
(26,360)	Cameco Corp.	(1,160,894)
(31,235)	Enbridge, Inc.	(1,334,672)
(9,798)	Franco-Nevada Corp.	(1,400,526)
(27,746)	GFL Environmental, Inc.	(1,253,009)
(52,727)	Pan American Silver Corp.	(1,256,485)

Shares	Description	Value ($)
	Canada — continued
(31,564)	Pembina Pipeline Corp.	(1,226,893)
(17,940)	Restaurant Brands International, Inc.	(1,170,585)

	Total Canada	(11,116,594)

	Denmark — (0.1)%
(9,435)	Coloplast AS – Class B	(1,004,783)
(25,574)	Tryg AS	(559,182)

	Total Denmark	(1,563,965)

	Finland — (0.0)%
(1,286)	Orion Oyj – Class B	(72,377)

	France — (0.3)%
(3,244)	Accor SA	(162,471)
(6,693)	Aeroports de Paris SA	(685,977)
(1,570)	Bureau Veritas SA	(47,216)
(56,183)	Getlink SE	(931,844)
(516)	Hermes International SCA	(1,472,886)

	Total France	(3,300,394)

	Germany — (0.5)%
(5,413)	adidas AG	(1,383,620)
(1,859)	CTS Eventim AG & Co. KGaA	(204,121)
(29,333)	Delivery Hero SE *	(838,583)
(3,793)	MTU Aero Engines AG	(1,321,625)
(1,394)	Qiagen NV *	(53,398)
(538)	Rational AG	(485,487)
(50)	Rheinmetall AG	(52,806)
(20,591)	Siemens Energy AG *	(1,184,117)
(6,649)	Talanx AG	(605,123)

	Total Germany	(6,128,880)

	Israel — (0.3)%
(3,535)	CyberArk Software Ltd. *	(1,286,210)
(4,530)	Monday.com Ltd. *	(1,344,368)
(5,427)	Wix.com Ltd. *	(1,089,145)

	Total Israel	(3,719,723)

	Italy — (0.4)%
(23,126)	Amplifon SpA	(587,998)
(2,965)	Ferrari NV	(1,394,303)
(62,415)	FinecoBank Banca Fineco SpA	(1,168,609)
(94,272)	Infrastrutture Wireless Italiane SpA	(944,144)

	Total Italy	(4,095,054)

	Japan — (1.2)%
(3,900)	Advantest Corp.	(218,544)
(51,600)	Aeon Co. Ltd.	(1,265,977)
(38,600)	ANA Holdings, Inc.	(732,422)
(35,400)	Asics Corp.	(792,705)
(2,900)	Dentsu Group, Inc.	(60,200)
(3,900)	Disco Corp.	(989,842)

37	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Shares	Description	Value ($)
	Japan — continued
(100)	Fast Retailing Co. Ltd.	(30,521)
(3,800)	Fujikura Ltd.	(158,594)
(97,200)	Japan Exchange Group, Inc.	(1,033,889)
(27,900)	Kobe Bussan Co. Ltd.	(616,628)
(6,800)	Lasertec Corp.	(615,769)
(1,100)	McDonald’s Holdings Co. Japan Ltd.	(41,646)
(51,200)	MonotaRO Co. Ltd.	(860,113)
(57,100)	Oriental Land Co. Ltd.	(1,175,187)
(191,400)	Rakuten Group, Inc. *	(1,184,504)
(2,300)	SBI Holdings, Inc.	(67,054)
(40,900)	Shiseido Co. Ltd.	(743,389)
(1,016,600)	SoftBank Corp.	(1,449,211)
(23,600)	Tokyu Corp.	(272,545)
(8,100)	West Japan Railway Co.	(160,506)
(13,000)	Zensho Holdings Co. Ltd.	(658,141)
(4,400)	ZOZO, Inc.	(137,617)

	Total Japan	(13,265,004)

	Netherlands — (0.3)%
(785)	Adyen NV *	(1,432,941)
(8,289)	BE Semiconductor Industries NV	(934,682)
(18,005)	InPost SA *	(311,541)
(47,949)	Universal Music Group NV	(1,334,127)

	Total Netherlands	(4,013,291)

	Norway — (0.1)%
(8,326)	Kongsberg Gruppen ASA	(1,012,891)

	Peru — (0.1)%
(11,350)	Southern Copper Corp.	(1,009,378)

	Singapore — (0.2)%
(228,700)	CapitaLand Investment Ltd.	(434,832)
(239,487)	Grab Holdings Ltd. – Class A *	(1,161,512)
(84,700)	Keppel Ltd.	(431,118)
(8,100)	Singapore Airlines Ltd.	(40,826)
(32,000)	Singapore Technologies Engineering Ltd.	(128,227)

	Total Singapore	(2,196,515)

	Spain — (0.2)%
(36,934)	Cellnex Telecom SA *	(1,315,733)
(30,867)	Ferrovial SE	(1,371,564)

	Total Spain	(2,687,297)

	Sweden — (0.3)%
(2,062)	AddTech AB – Class B	(62,145)
(38,507)	Beijer Ref AB	(575,118)
(40,486)	EQT AB	(1,260,734)
(2,333)	Spotify Technology SA *	(1,418,487)

	Total Sweden	(3,316,484)

Shares	Description	Value ($)
	Switzerland — (0.2)%
(17,063)	Avolta AG	(775,281)
(1,757)	Bachem Holding AG	(113,746)
(485)	Partners Group Holding AG	(718,170)
(30,002)	SIG Group AG	(596,210)
(1,126)	VAT Group AG	(426,175)

	Total Switzerland	(2,629,582)

	United Kingdom — (0.9)%
(2,295)	Antofagasta PLC	(50,583)
(28,869)	Auto Trader Group PLC	(283,364)
(119,798)	Informa PLC	(1,303,124)
(10,306)	InterContinental Hotels Group PLC	(1,291,141)
(9,699)	London Stock Exchange Group PLC	(1,450,268)
(113,281)	Melrose Industries PLC	(919,570)
(91,749)	Phoenix Group Holdings PLC	(600,905)
(185,817)	Rolls-Royce Holdings PLC *	(1,754,187)
(30,642)	Severn Trent PLC	(967,386)
(90,358)	Wise PLC – Class A *	(1,132,815)

	Total United Kingdom	(9,753,343)

	United States — (6.4)%
(3,014)	AbbVie, Inc.	(630,016)
(99,652)	AES Corp.	(1,154,967)
(5,089)	Alnylam Pharmaceuticals, Inc. *	(1,255,711)
(4,512)	Arthur J Gallagher & Co.	(1,523,883)
(2,394)	Axon Enterprise, Inc. *	(1,265,109)
(4,088)	Bentley Systems, Inc. – Class B	(179,463)
(8,019)	Boeing Co. *	(1,400,358)
(4,755)	Burlington Stores, Inc. *	(1,185,564)
(5,440)	Carvana Co. *	(1,268,064)
(873)	Charles Schwab Corp.	(69,430)
(24,398)	Chipotle Mexican Grill, Inc. *	(1,316,760)
(2,427)	Cintas Corp.	(503,602)
(9,851)	Cloudflare, Inc. – Class A *	(1,431,350)
(886)	CoStar Group, Inc. *	(67,558)
(16,977)	Dayforce, Inc. *	(1,052,404)
(10,789)	Dexcom, Inc. *	(953,424)
(29,631)	DraftKings, Inc. – Class A *	(1,299,616)
(26,321)	EQT Corp.	(1,267,883)
(25,193)	Equitable Holdings, Inc.	(1,386,119)
(2,799)	Erie Indemnity Co. – Class A	(1,198,168)
(21,243)	Exact Sciences Corp. *	(1,007,131)
(1,544)	Expand Energy Corp.	(152,671)
(698)	Fair Isaac Corp. *	(1,316,672)
(11,471)	Fastenal Co.	(868,699)
(17,287)	Fidelity National Information Services, Inc.	(1,229,451)
(5,583)	Fiserv, Inc. *	(1,315,857)
(5,106)	Flutter Entertainment PLC *	(1,409,283)
(742)	Fortinet, Inc. *	(80,143)
(2,413)	Gartner, Inc. *	(1,202,446)
(907)	GE Vernova, Inc.	(304,008)
(244)	HEICO Corp.	(64,582)
(627)	Howmet Aerospace, Inc.	(85,648)

See accompanying notes to the financial statements.	38

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

Shares	Description	Value ($)
	United States — continued
(1,844)	HubSpot, Inc. *	(1,335,038)
(5,814)	Hyatt Hotels Corp. – Class A	(819,483)
(4,682)	Insulet Corp. *	(1,274,768)
(13,860)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,336,520)
(3,133)	Linde PLC	(1,463,268)
(9,313)	Live Nation Entertainment, Inc. *	(1,335,112)
(4,545)	Manhattan Associates, Inc. *	(803,920)
(12,764)	Marvell Technology, Inc.	(1,171,990)
(2,236)	Mastercard, Inc. – Class A	(1,288,629)
(280)	McKesson Corp.	(179,273)
(386)	MercadoLibre, Inc. *	(819,042)
(4,497)	MongoDB, Inc. *	(1,202,633)
(591)	Monolithic Power Systems, Inc.	(361,107)
(2,433)	Moody’s Corp.	(1,226,086)
(1,592)	Motorola Solutions, Inc.	(700,830)
(2,280)	MSCI, Inc.	(1,346,363)
(13,754)	Okta, Inc. *	(1,244,599)
(12,294)	ONEOK, Inc.	(1,234,195)
(14,664)	Palantir Technologies, Inc. – Class A *	(1,245,267)
(522)	Palo Alto Networks, Inc. *	(99,404)
(9,449)	Paychex, Inc.	(1,433,130)
(1,064)	Pure Storage, Inc. – Class A *	(55,828)
(90,860)	Rivian Automotive, Inc. – Class A *	(1,075,782)
(19,337)	ROBLOX Corp. – Class A *	(1,230,607)
(1,791)	Roku, Inc. *	(149,566)
(25,492)	Rollins, Inc.	(1,335,526)
(159)	Royal Caribbean Cruises Ltd.	(39,130)
(81)	S&P Global, Inc.	(43,233)
(24,752)	Samsara, Inc. – Class A *	(1,180,175)
(1,305)	ServiceNow, Inc. *	(1,213,337)
(7,506)	Snowflake, Inc. – Class A *	(1,329,313)
(11,041)	Starbucks Corp.	(1,278,658)
(748)	STERIS PLC	(164,006)
(6,963)	Take-Two Interactive Software, Inc. *	(1,476,017)
(3,781)	Tesla, Inc. *	(1,107,757)
(330)	Texas Pacific Land Corp.	(471,223)
(30,084)	Toast, Inc. – Class A *	(1,161,242)
(4,543)	Trade Desk, Inc. – Class A *	(319,464)
(943)	TransDigm Group, Inc.	(1,289,270)
(939)	Tyler Technologies, Inc. *	(571,316)
(283)	Verisk Analytics, Inc.	(84,026)
(8,590)	Vistra Corp.	(1,148,139)
(2,361)	Watsco, Inc.	(1,190,723)
(267)	West Pharmaceutical Services, Inc.	(62,035)
(24,554)	Williams Cos., Inc.	(1,428,552)
(15,242)	Zillow Group, Inc. – Class C *	(1,168,452)
(6,429)	Zscaler, Inc. *	(1,261,563)

	Total United States	(73,201,637)

	TOTAL COMMON STOCKS (PROCEEDS $112,216,117)	(151,525,437)

Shares	Description	Value ($)
	PREFERRED STOCKS (g) — (0.1)%
	Germany — (0.1)%
(3,825)	Sartorius AG	(958,518)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,225,590)	(958,518)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $113,441,707)	(152,483,955)

	Other Assets and Liabilities (net) — (0.1)%	(1,386,294)

	TOTAL NET ASSETS — 100.0%	$1,146,670,971

39	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
Alrosa PJSC	12/06/17	$4,239,436	0.0%	$—
Bashneft PJSC	06/11/20	245,233	0.0%	—
Federal Grid Co-Rosseti PJSC	08/12/19	462,175	0.0%	—
Gazprom Neft PJSC	08/12/19	1,228,645	0.0%	—
Gazprom PJSC	08/10/20	7,398,324	0.0%	—
GMK Norilskiy Nickel PAO	06/11/20	1,319,027	0.0%	—
Inter RAO UES PJSC	06/05/20	453,917	0.0%	—
LSR Group PJSC	08/12/19	175,128	0.0%	—
LSR Group PJSC GDR	05/06/21	2	0.0%	—
LUKOIL PJSC	07/13/20	6,946,911	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	—
Mechel PJSC	11/12/21	47,412	0.0%	—
Moscow Exchange MICEX-RTS PJSC	07/22/20	707,707	0.0%	—
Mosenergo PJSC	11/22/21	96,796	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	55,853	0.0%	—
Novatek PJSC	10/21/21	777,645	0.0%	—
Novolipetsk Steel PJSC	11/07/19	3,077,372	0.0%	—
PhosAgro PJSC	12/03/20	212,444	0.0%	—
PhosAgro PJSC GDR	12/03/20	1,365	0.0%	—
Polyus PJSC	07/22/20	2,148,976	0.0%	—
Polyus PJSC GDR	02/24/23	0	0.0%	—
RusHydro PJSC	01/13/21	263,311	0.0%	—
Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	—
Sberbank of Russia PJSC	01/10/22	77,024	0.0%	—
Severstal PAO	02/02/21	7,249	0.0%	—
Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	—
SFI PJSC	03/16/20	68,731	0.0%	—
Surgutneftegas PAO	12/18/19	3,244,318	0.0%	—
Surgutneftegas PAO	03/16/20	4,726,538	0.0%	—
Tatneft PJSC	03/16/20	2,263,701	0.0%	—
Transneft PJSC	05/29/20	320,452	0.0%	—
Unipro PJSC	01/13/21	50,836	0.0%	—
United Co. RUSAL International PJSC	11/12/21	51,607	0.0%	—

				$—

See accompanying notes to the financial statements.	40

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
445	U.S. Treasury Note 10 Yr. (CBT)	June 2025	49,436,719	239,296
476	U.S. Treasury Note 2 Yr. (CBT)	June 2025	98,517,125	332,731
1,119	U.S. Treasury Note 5 Yr. (CBT)	June 2025	120,782,062	607,415
217	U.S. Treasury Ultra 10 Yr. (CBT)	June 2025	24,792,250	153,867

			$293,528,156	$1,333,309

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S42	USD	26,300,000	1.00%	1.57%	N/A	12/20/2029	Quarterly	791,630	628,123	(163,507)
CDX.NA.HY.S43	USD	14,700,000	5.00%	3.09%	N/A	12/20/2029	Quarterly	(1,084,125)	(1,121,037)	(36,912)

								$(292,495)	$(492,914)	$(200,419)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	1 Day Overnight Federal Funds Effective Rate plus 0.50%	GS	USD	20,316,719	03/21/2025	Monthly	—	196,471	196,471

41	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	4,281,066	06/24/2026	Monthly	—	141,176	141,176
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	7,098,051	06/18/2025	Monthly	—	(126,431)	(126,431)

							$—	$211,216	$211,216

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).
(c)	Securities are traded on separate exchanges for the same entity.
(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).
(f)	The security is restricted as to resale.
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).
(i)	The rate disclosed is the 7 day net yield as of February 28, 2025.
(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

See accompanying notes to the financial statements.	42

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		MUTUAL FUNDS — 99.8%
		Affiliated Issuers — 99.8%
	2,850,334	GMO Alternative Allocation Fund, Class VI		50,536,427
	1,278,512	GMO Asset Allocation Bond Fund, Class VI		24,036,024
	167,262	GMO Climate Change Fund, Class III		2,881,930
	615,203	GMO Emerging Country Debt Fund, Class VI		12,611,660
	928,496	GMO Emerging Markets ex-China Fund, Class VI		10,519,860
	952,789	GMO Emerging Markets Fund, Class VI		21,942,738
	1,965,197	GMO International Equity Fund, Class IV		52,529,710
	1,799,736	GMO International Opportunistic Value Fund, Class IV		27,283,990
	1,107,187	GMO-Usonian Japan Value Creation Fund, Class VI		22,586,604
	2,672,068	GMO Multi-Sector Fixed Income Fund, Class IV		46,627,580
	262,902	GMO Opportunistic Income Fund, Class VI		6,427,946
	487,616	GMO Quality Cyclicals Fund, Class VI		11,112,775
	330,984	GMO Quality Fund, Class VI		11,236,917
	412,232	GMO Resources Fund, Class VI		7,156,339
	473,872	GMO Small Cap Quality Fund, Class VI		10,785,331
	1,615,989	GMO U.S. Equity Fund, Class VI		21,428,020
	1,176,116	GMO U.S. Opportunistic Value Fund, Class VI		26,227,387
	374,804	GMO U.S. Small Cap Value Fund, Class VI		7,679,739
	840,526	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		4,211,034

		TOTAL MUTUAL FUNDS (COST $391,069,444)		377,822,011

		SHORT-TERM INVESTMENTS — 0.1%
		Money Market Funds — 0.1%
	397,114	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		397,114

		TOTAL SHORT-TERM INVESTMENTS (COST $397,114)		397,114

		TOTAL INVESTMENTS — 99.9% (Cost $391,466,558)		378,219,125
		Other Assets and Liabilities (net) — 0.1%		205,595

		TOTAL NET ASSETS — 100.0%		$378,424,720

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

43	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		MUTUAL FUNDS — 99.9%
		Affiliated Issuers — 99.9%
	33,498	GMO Climate Change Fund, Class III		577,171
	120,034	GMO Emerging Markets ex-China Fund, Class VI		1,359,983
	769,636	GMO International Equity Fund, Class IV		20,572,375
	614,979	GMO International Opportunistic Value Fund, Class IV		9,323,086
	232,835	GMO-Usonian Japan Value Creation Fund, Class VI		4,749,824
	168,401	GMO Quality Cyclicals Fund, Class VI		3,837,852
	350,472	GMO Quality Fund, Class VI		11,898,522
	117,867	GMO Resources Fund, Class VI		2,046,176
	156,763	GMO Small Cap Quality Fund, Class VI		3,567,931
	521,756	GMO U.S. Equity Fund, Class VI		6,918,488
	538,612	GMO U.S. Opportunistic Value Fund, Class VI		12,011,054
	114,992	GMO U.S. Small Cap Value Fund, Class VI		2,356,183

		TOTAL MUTUAL FUNDS (COST $71,068,739)		79,218,645

		SHORT-TERM INVESTMENTS — 0.1%
		Money Market Funds — 0.1%
	69,931	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		69,931

		TOTAL SHORT-TERM INVESTMENTS (COST $69,931)		69,931

		TOTAL INVESTMENTS — 100.0% (Cost $71,138,670)		79,288,576
		Other Assets and Liabilities (net) — (0.0%)		(33,547)

		TOTAL NET ASSETS — 100.0%		$79,255,029

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

See accompanying notes to the financial statements.	44

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		MUTUAL FUNDS — 99.9%
		Affiliated Issuers — 99.9%
	276,898	GMO Climate Change Fund, Class III		4,770,951
	979,624	GMO Emerging Markets ex-China Fund, Class VI		11,099,143
	2,529,408	GMO Emerging Markets Fund, Class VI		58,252,269
	4,860,559	GMO International Equity Fund, Class IV		129,922,729
	4,361,958	GMO International Opportunistic Value Fund, Class IV		66,127,288
	1,771,759	GMO-Usonian Japan Value Creation Fund, Class VI		36,143,874
	1,283,890	GMO Quality Cyclicals Fund, Class VI		29,259,864
	2,093,769	GMO Quality Fund, Class VI		71,083,473
	890,395	GMO Resources Fund, Class VI		15,457,252
	1,163,684	GMO Small Cap Quality Fund, Class VI		26,485,454
	3,024,831	GMO U.S. Equity Fund, Class VI		40,109,263
	3,464,659	GMO U.S. Opportunistic Value Fund, Class VI		77,261,885
	800,116	GMO U.S. Small Cap Value Fund, Class VI		16,394,376

		TOTAL MUTUAL FUNDS (COST $564,208,766)		582,367,821

		SHORT-TERM INVESTMENTS — 0.1%
		Money Market Funds — 0.1%
	409,526	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		409,526

		TOTAL SHORT-TERM INVESTMENTS (COST $409,526)		409,526

		TOTAL INVESTMENTS — 100.0% (Cost $564,618,292)		582,777,347
		Other Assets and Liabilities (net) — (0.0%)		(113,608)

		TOTAL NET ASSETS — 100.0%		$582,663,739

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

45	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		COMMON STOCKS — 79.9%
		Argentina — 0.2%
	32,148	Adecoagro SA (a)		343,341
	44,100	Vista Energy SAB de CV ADR* (a)		2,239,398
	61,366	YPF SA Sponsored ADR*		2,150,878

		Total Argentina		4,733,617

		Australia — 1.4%
	141,472	Accent Group Ltd.		177,739
	321,721	AMP Ltd.		272,873
	18,358	Ansell Ltd.		399,807
	17,395	ANZ Group Holdings Ltd.		323,349
	16,484	Aristocrat Leisure Ltd. (b)		740,986
	113,075	Aurizon Holdings Ltd.		228,818
	2,584	Bendigo & Adelaide Bank Ltd.		17,264
	361,745	BHP Group Ltd. (b)		8,765,854
	322,184	BlueScope Steel Ltd.		4,867,546
	240,859	Brambles Ltd. (b)		3,142,233
	212,071	Fortescue Ltd.		2,176,212
	391,714	Grange Resources Ltd.		53,586
	125,873	Harvey Norman Holdings Ltd.		409,414
	157,176	Helia Group Ltd.		599,685
	49,194	HomeCo Daily Needs – (REIT)		36,541
	39,024	JB Hi-Fi Ltd.		2,243,868
	9,375	Magellan Financial Group Ltd.		47,388
	52,525	NRW Holdings Ltd.		103,947
	44,087	Ramelius Resources Ltd.		73,092
	13,517	Rio Tinto Ltd. (b)		952,662
	82,123	Santos Ltd.		335,415
	79,010	Southern Cross Media Group Ltd.		34,346
	154,510	Sunrise Energy Metals Ltd. * (a)		25,747
	70,853	Super Retail Group Ltd.		633,050
	1,991	Wesfarmers Ltd. (b)		92,337

		Total Australia		26,753,759

		Austria — 0.4%
	843	BAWAG Group AG		85,215
	62,051	Erste Group Bank AG		4,167,976
	50,155	OMV AG		2,217,320
	53,952	Raiffeisen Bank International AG		1,452,613
	1,869	Strabag SE (a)		108,801

		Total Austria		8,031,925

		Belgium — 0.7%
	149,801	Ageas SA		8,201,687
	3,755	Bekaert SA		135,240
	11,958	Econocom Group SA NV		22,138
	23,634	KBC Group NV		2,049,850
	1,487	Melexis NV		88,369
	152,692	Proximus SADP		949,943
	24,966	Syensqo SA		1,829,953

		Total Belgium		13,277,180

$			$
Shares		Description	Value ($)
		Brazil — 0.6%
	307,600	Cia de Saneamento de Minas Gerais Copasa MG		1,215,740
	92,300	Cia De Sanena Do Parana		427,352
	81,000	CPFL Energia SA		482,617
	24,800	Guararapes Confeccoes SA		25,863
	593,400	JBS SA		3,123,397
	90,100	Pagseguro Digital Ltd. – Class A *		663,136
	38,562	Petroleo Brasileiro SA Sponsored ADR (b)		514,803
	15,100	PRIO SA *		97,894
	77,926	Sao Martinho SA		280,195
	59,200	Suzano SA		566,194
	205,576	Vale SA		1,925,644
	42,985	Vale SA Sponsored ADR (b)		405,348
	806,800	Vibra Energia SA		2,332,295

		Total Brazil		12,060,478

		Canada — 4.4%
	8,800	Algoma Steel Group, Inc. (a)		64,476
	3,600	Alimentation Couche-Tard, Inc. (b)		178,986
	58,000	Anaergia, Inc. * (a)		40,491
	32,500	ARC Resources Ltd.		600,242
	1,800	Atco Ltd. – Class I (b)		58,575
	7,700	Bank of Montreal (b)		791,742
	77,300	Bank of Nova Scotia(c)		3,837,350
	39,611	Bank of Nova Scotia(c)		1,965,894
	49,701	Brookfield Corp. (b) (c)		2,879,676
	4,700	Brookfield Corp. (b) (c)		271,978
	6,043	Canadian Pacific Kansas City Ltd. (b)		470,871
	47,500	Canadian Tire Corp. Ltd. – Class A		4,686,141
	13,478	Canfor Corp. *		142,815
	8,849	Celestica, Inc. * (c)		944,933
	6,527	Celestica, Inc. * (c)		698,715
	5,891	Cenovus Energy, Inc.		81,531
	21,942	Centerra Gold, Inc.		126,167
	2,200	CGI, Inc. (b)		228,052
	14,000	CI Financial Corp.		303,660
	5,300	Cogeco Communications, Inc.		240,941
	6,787	Cogeco, Inc.		276,781
	69,680	Dundee Precious Metals, Inc.		816,847
	34,300	Empire Co. Ltd. – Class A		1,067,585
	7,700	Enerflex Ltd.		61,259
	1,398	EQB, Inc.		97,693
	1,577	Fairfax Financial Holdings Ltd. (b)		2,267,294
	64,400	First Quantum Minerals Ltd. *		799,019
	5,789	Gildan Activewear, Inc. (c)		312,780
	1,600	Gildan Activewear, Inc. (c)		86,428
	3,800	Great-West Lifeco, Inc. (b)		141,152
	38,900	iA Financial Corp., Inc.		3,648,950
	43,100	IGM Financial, Inc.		1,358,168
	4,400	Imperial Oil Ltd. (a)		298,321
	10,963	Interfor Corp. *		129,881
	12,665	International Petroleum Corp. *		181,073
	261,900	Ivanhoe Mines Ltd. – Class A *		2,485,493
	35,208	Kinross Gold Corp. (a) (c)		377,430

See accompanying notes to the financial statements.	46

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Canada — continued
	13,700	Kinross Gold Corp. (c)		146,777
	110,972	Largo, Inc. * (a)		190,227
	12,100	Li-Cycle Holdings Corp. * (b)		2,662
	1,700	Linamar Corp.		61,384
	98,108	Magna International, Inc. (c)		3,574,074
	31,000	Magna International, Inc. (a) (c)		1,129,006
	243,239	Manulife Financial Corp. (a) (b) (c)		7,575,842
	117,807	Manulife Financial Corp. (c)		3,670,866
	108,300	NexGen Energy Ltd. *		571,162
	61,929	Nutrien Ltd. (b) (c)		3,242,602
	35,600	Nutrien Ltd. (b) (c)		1,865,693
	9,300	NuVista Energy Ltd. *		76,174
	13,400	Onex Corp.		989,845
	141,975	Open Text Corp. (b) (c)		3,665,795
	27,600	Open Text Corp. (b) (c)		712,726
	46,500	Parex Resources, Inc.		453,188
	212,956	Power Corp. of Canada		7,227,330
	2,600	Precision Drilling Corp. *		128,944
	76,700	Quebecor, Inc. – Class B		1,752,158
	32,000	Russel Metals, Inc. (a)		907,524
	6,000	Spin Master Corp.		113,676
	44,400	Sun Life Financial, Inc. (b) (c)		2,469,275
	10,783	Sun Life Financial, Inc. (b) (c)		598,996
	15,300	Suncor Energy, Inc. (a) (c)		585,456
	6,290	Suncor Energy, Inc. (c)		240,781
	68,200	Tamarack Valley Energy Ltd.		201,288
	5,200	Teck Resources Ltd. – Class B (c)		209,716
	5,100	Teck Resources Ltd. – Class B (c)		205,234
	2,364	TFI International, Inc.		214,382
	107,200	Toronto-Dominion Bank (c)		6,419,774
	15,278	Toronto-Dominion Bank (a) (c)		915,305
	18,000	Transcontinental, Inc. – Class A		215,863
	39,300	Vermilion Energy, Inc. (a)		334,050
	2,943	Wajax Corp.		40,806
	20,000	West Fraser Timber Co. Ltd. (c)		1,589,217
	10,692	West Fraser Timber Co. Ltd. (c)		850,228
	42,500	Whitecap Resources, Inc. (a)		288,768

		Total Canada		86,456,184

		China — 2.4%
	165,000	361 Degrees International Ltd.		86,431
	35,000	3SBio, Inc.		32,982
	90,800	Alibaba Group Holding Ltd.		1,501,350
	43,828	Alibaba Group Holding Ltd. Sponsored ADR (b)		5,807,648
	810,000	AviChina Industry & Technology Co. Ltd. – Class H		403,764
	1,453,500	BAIC Motor Corp. Ltd. – Class H		447,673
	760,871	Bank of Communications Co. Ltd. – Class H		645,522
	179,000	Beijing Enterprises Holdings Ltd.		617,062
	3,376,000	China Cinda Asset Management Co. Ltd. – Class H (a)		501,478
$			$
Shares		Description	Value ($)
		China — continued
	2,004,000	China Communications Services Corp. Ltd. – Class H		1,229,739
	4,607,000	China Construction Bank Corp. – Class H		3,908,436
	3,659,000	China Greenfresh Group Co. Ltd. * (d)		—
	969,500	China Hongqiao Group Ltd.		1,558,836
	388,000	China Lesso Group Holdings Ltd.		160,770
	348,000	China National Building Material Co. Ltd. – Class H		173,986
	1,658,000	China Railway Group Ltd. – Class H		817,913
	4,932,000	China Reinsurance Group Corp. – Class H		616,826
	166,000	China Resources Pharmaceutical Group Ltd.		113,151
	562,000	China State Construction International Holdings Ltd.		858,342
	569,400	China Taiping Insurance Holdings Co. Ltd.		839,972
	4,237,600	China Zhongwang Holdings Ltd. * (a) (d)		1
	1,220,158	CITIC Ltd.		1,398,373
	654,000	Consun Pharmaceutical Group Ltd.		673,043
	1,434,000	CSPC Pharmaceutical Group Ltd.		869,834
	14,000	Ever Sunshine Services Group Ltd.		3,749
	286,000	Fufeng Group Ltd.		199,165
	763,000	Geely Automobile Holdings Ltd.		1,725,180
	115,200	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A		286,831
	620,000	Inkeverse Group Ltd.		147,932
	80,172	JD.com, Inc. ADR (b)		3,359,207
	2,500	JNBY Design Ltd.		4,703
	420,000	Kunlun Energy Co. Ltd.		419,578
	151,300	Legend Holdings Corp. – Class H *		180,076
	396,000	Lonking Holdings Ltd.		88,697
	142,000	Midea Real Estate Holding Ltd. (a)		55,900
	97,500	Orient Overseas International Ltd.		1,305,141
	884,000	PICC Property & Casualty Co. Ltd. – Class H		1,448,422
	5,000	Shanghai Industrial Holdings Ltd.		7,384
	1,158,000	Sinopec Engineering Group Co. Ltd. – Class H		869,320
	412,800	Sinopharm Group Co. Ltd. – Class H		1,040,169
	147,500	Sinotruk Hong Kong Ltd.		392,567
	166,000	Skyworth Group Ltd.		55,123
	1,111,000	TCL Electronics Holdings Ltd.		1,010,008
	163,200	Tencent Holdings Ltd.		10,044,390
	17,400	Tencent Holdings Ltd. ADR (b)		1,072,014
	452,000	Tianneng Power International Ltd. (a)		426,627
	95,300	Western Mining Co. Ltd. – Class A		210,117
	154,000	Zhongsheng Group Holdings Ltd.		251,307

		Total China		47,866,739

		Czech Republic — 0.0%
	40,746	Moneta Money Bank AS		228,998
	305	Philip Morris CR AS		216,509

		Total Czech Republic		445,507

47	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Denmark — 0.7%
	862	AP Moller - Maersk AS – Class A		1,496,257
	2,047	AP Moller - Maersk AS – Class B (b)		3,601,323
	93,894	Danske Bank AS		3,157,957
	11,928	Genmab AS *		2,688,209
	35,952	H Lundbeck AS		200,284
	3,998	Matas AS		78,581
	4,981	Rockwool AS – B Shares		1,968,698
	53,066	Vestas Wind Systems AS *		747,366

		Total Denmark		13,938,675

		Egypt — 0.0%
	116,952	Commercial International Bank - Egypt (CIB)		174,793
	371,788	Eastern Co. SAE		227,551
	8,848	ElSewedy Electric Co.		14,047

		Total Egypt		416,391

		Finland — 0.5%
	1,816	Konecranes OYJ		129,771
	179,181	Neste OYJ		1,605,751
	1,190,505	Nokia OYJ		5,719,628
	110,984	Outokumpu OYJ		411,660
	2,141	Sanoma OYJ		18,890
	35,947	TietoEVRY OYJ (b)		674,752
	34,926	Valmet OYJ		981,903

		Total Finland		9,542,355

		France — 3.3%
	1,191	Amundi SA		85,565
	9,577	Aperam SA		291,240
	106,021	ArcelorMittal SA		3,027,758
	868	Arkema SA		71,453
	60,584	BNP Paribas SA		4,591,193
	37,919	Carrefour SA		503,558
	63,961	Cie de Saint-Gobain SA (b)		6,400,751
	59,981	Coface SA		1,027,253
	15,907	Derichebourg SA		89,868
	1,289	Eramet SA		70,169
	307	Fnac Darty SA		9,551
	12,730	Ipsen SA		1,476,452
	4,797	IPSOS SA		239,701
	2,244	LVMH Moet Hennessy Louis Vuitton SE (b)		1,621,423
	1,650	Mersen SA		35,957
	9,647	Metropole Television SA		129,401
	242,437	Orange SA		2,905,167
	24,734	Publicis Groupe SA (b)		2,456,302
	14,281	Quadient SA		255,547
	57,961	Renault SA		3,011,856
	49,624	Rexel SA		1,348,465
	13,631	Rubis SCA (b)		376,835
	11,925	Safran SA (b)		3,122,386
	87,843	Sanofi SA		9,597,476
$			$
Shares		Description	Value ($)
		France — continued
	464	Schneider Electric SE (b)		113,998
	5,321	Societe BIC SA		326,533
	146,101	Societe Generale SA		5,984,639
	167,733	STMicroelectronics NV - NY Shares		4,141,328
	6,263	Teleperformance SE (b)		603,019
	52,409	Television Francaise 1 SA		436,760
	150,558	TotalEnergies SE (b) (c)		9,077,633
	1,951	TotalEnergies SE (c)		117,551
	44,744	Valeo SE		470,378
	33,853	Veolia Environnement SA (b)		1,014,469
	317,877	Vivendi SE		962,551

		Total France		65,994,186

		Germany — 2.2%
	19,265	1&1 AG		260,054
	272	Amadeus Fire AG		21,621
	67,653	Bayer AG (Registered)		1,598,737
	35,462	Bayerische Motoren Werke AG		3,082,918
	6,543	Beiersdorf AG (b)		897,985
	30,262	Continental AG		2,171,096
	59,150	Daimler Truck Holding AG		2,597,051
	290,571	Deutsche Bank AG (Registered) (b)		6,269,322
	25,881	Deutsche Post AG (b)		1,011,898
	354	Draegerwerk AG & Co. KGaA		16,568
	206,423	E.ON SE (b)		2,632,839
	20,375	Fresenius Medical Care AG		988,131
	46,418	Fresenius SE & Co. KGaA *		1,855,837
	23,211	Heidelberg Materials AG		3,490,469
	5,589	Henkel AG & Co. KGaA (b)		426,671
	502	Hornbach Holding AG & Co. KGaA		41,383
	25,590	Kloeckner & Co. SE		176,303
	12,686	Knorr-Bremse AG		1,100,398
	93,576	Mercedes-Benz Group AG		5,819,574
	45,076	ProSiebenSat.1 Media SE		275,221
	2,366	RTL Group SA		78,355
	6,338	Salzgitter AG		128,856
	20,193	SAP SE (b)		5,603,580
	13,051	Siemens AG (Registered) (b)		2,994,259
	4,154	Wacker Neuson SE		74,467
	792	Wuestenrot & Wuerttembergische AG		10,409

		Total Germany		43,624,002

		Greece — 0.0%
	26,862	National Bank of Greece SA		249,417

		Hong Kong — 0.8%
	2,665	3DG Holdings International Ltd. *		168
	83,000	Bank of East Asia Ltd.		122,308
	213,500	BOC Hong Kong Holdings Ltd.		752,589
	65,000	Chow Sang Sang Holdings International Ltd.		54,923
	833,000	CITIC Telecom International Holdings Ltd.		255,358
	480,000	CK Asset Holdings Ltd.		2,090,442

See accompanying notes to the financial statements.	48

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Hong Kong — continued
	462,500	CK Hutchison Holdings Ltd.		2,312,746
	74,000	Dah Sing Banking Group Ltd.		83,770
	44,800	Dah Sing Financial Holdings Ltd.		174,375
	500,000	E-Commodities Holdings Ltd.		63,754
	284,000	First Pacific Co. Ltd.		166,307
	230,000	Giordano International Ltd.		43,530
	78,000	Health & Happiness H&H International Holdings Ltd.		91,377
	42,000	Henderson Land Development Co. Ltd.		114,987
	392,000	HKT Trust & HKT Ltd. – Class SS		502,747
	580,000	IGG, Inc.		299,494
	146,500	Johnson Electric Holdings Ltd.		275,204
	162,002	K Wah International Holdings Ltd.		37,964
	24,000	Kerry Logistics Network Ltd.		20,817
	37,000	Kerry Properties Ltd.		76,278
	65,000	Luk Fook Holdings International Ltd.		125,765
	443,000	Pacific Basin Shipping Ltd.		89,561
	37,000	SITC International Holdings Co. Ltd.		89,188
	39,500	SmarTone Telecommunications Holdings Ltd.		21,745
	73,000	Stella International Holdings Ltd.		162,119
	139,500	Sun Hung Kai Properties Ltd. (b)		1,312,906
	66,000	Swire Pacific Ltd. – Class A		548,951
	16,000	Techtronic Industries Co. Ltd. (b)		223,915
	105,500	Texhong International Group Ltd.		53,274
	4,904,000	United Energy Group Ltd. (a)		225,006
	484,000	VSTECS Holdings Ltd.		366,600
	74,200	VTech Holdings Ltd.		513,005
	4,675,500	WH Group Ltd.		3,820,232
	173,500	Yue Yuen Industrial Holdings Ltd.		355,822

		Total Hong Kong		15,447,227

		Hungary — 0.5%
	147,289	Magyar Telekom Telecommunications PLC		603,295
	140,657	MOL Hungarian Oil & Gas PLC		1,042,919
	113,851	OTP Bank Nyrt		6,987,530
	40,714	Richter Gedeon Nyrt		1,134,190

		Total Hungary		9,767,934

		India — 1.2%
	2,693	63 Moons Technologies Ltd.		21,419
	18,905	Ashapura Minechem Ltd. *		74,659
	23,851	Ashoka Buildcon Ltd. *		47,442
	112,194	Aurobindo Pharma Ltd. *		1,359,009
	185,606	Bharat Petroleum Corp. Ltd.		508,274
	2,948	Bombay Burmah Trading Co.		56,353
	102,260	Brightcom Group Ltd. * (e)		12,014
	9,385	Chambal Fertilisers & Chemicals Ltd.		57,709
	97,369	Cipla Ltd.		1,569,254
	13,297	Dhampur Bio Organics Ltd.		9,542
	912	Divi’s Laboratories Ltd.		56,996
	82,955	Dr. Reddy’s Laboratories Ltd. ADR		1,060,165
	82,077	Dr. Reddy’s Laboratories Ltd.		1,048,806
$			$
Shares		Description	Value ($)
		India — continued
	4,160	EID Parry India Ltd. *		31,987
	9,768	Federal Bank Ltd.		20,011
	504,158	GAIL India Ltd.		918,035
	23,998	GHCL Ltd.		158,477
	45,323	Glenmark Pharmaceuticals Ltd.		667,683
	43,554	Goldiam International Ltd.		183,481
	27,752	HCL Technologies Ltd.		502,814
	2,200	HDFC Bank Ltd. ADR (b)		135,564
	9,823	Hero MotoCorp Ltd.		417,433
	20,058	Hindalco Industries Ltd.		146,394
	148,503	Indian Oil Corp. Ltd.		194,635
	4,877	Indraprastha Medical Corp. Ltd.		20,371
	38,300	Infosys Ltd. Sponsored ADR (b)		769,830
	21,534	Infosys Ltd.		422,386
	110,728	JM Financial Ltd.		116,955
	6,556	LIC Housing Finance Ltd.		37,481
	14,742	Lupin Ltd.		322,599
	28,222	Mahindra & Mahindra Ltd.		840,748
	806,712	Manappuram Finance Ltd.		1,855,398
	27,832	Natco Pharma Ltd.		246,720
	1,137,963	Oil & Natural Gas Corp. Ltd.		2,956,028
	53,226	Oil India Ltd.		209,955
	2,449	Pearl Global Industries Ltd.		36,830
	358,803	Petronet LNG Ltd.		1,167,155
	4,409	Pokarna Ltd.		56,068
	172,482	Power Finance Corp. Ltd.		727,372
	277,331	Power Grid Corp. of India Ltd.		801,494
	97,430	Sammaan Capital Ltd.		123,917
	60,778	Shriram Finance Ltd.		432,331
	42,128	Siyaram Silk Mills Ltd.		293,579
	37,549	Sun Pharmaceutical Industries Ltd.		683,411
	4,526	UTI Asset Management Co. Ltd.		48,736
	304,411	Wipro Ltd.		975,150
	105,259	Zydus Lifesciences Ltd.		1,057,407

		Total India		23,460,077

		Indonesia — 0.7%
	2,426,100	AKR Corporindo Tbk. PT		181,596
	1,689,700	Aspirasi Hidup Indonesia Tbk. PT		65,762
	11,105,400	Astra International Tbk. PT		3,036,923
	727,700	Astra Otoparts Tbk. PT		85,323
	678,900	Bank Central Asia Tbk. PT		345,964
	2,840,084	Bank Mandiri Persero Tbk. PT		795,164
	5,421,600	Bank Negara Indonesia Persero Tbk. PT		1,323,700
	370,200	Bank OCBC Nisp Tbk. PT		28,271
	96,300	Bank Pan Indonesia Tbk. PT *		7,504
	1,558,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT *		42,718
	7,721,700	Dharma Satya Nusantara Tbk. PT		423,723
	5,260,900	Erajaya Swasembada Tbk. PT		115,592
	129,100	ESSA Industries Indonesia Tbk. PT		5,695
	50,900	Gudang Garam Tbk. PT *		32,417
	535,100	Hanjaya Mandala Sampoerna Tbk. PT		17,140
	16,000	Indah Kiat Pulp & Paper Tbk. PT		4,542

49	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Indonesia — continued
	393,800	Indofood CBP Sukses Makmur Tbk. PT		248,202
	5,238,800	Indofood Sukses Makmur Tbk. PT		2,251,773
	1,694,800	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT		56,775
	3,574,900	Japfa Comfeed Indonesia Tbk. PT		402,498
	60,600	Jasa Marga Persero Tbk. PT		13,029
	3,836,500	Kalbe Farma Tbk. PT		249,887
	7,577,500	Lippo Karawaci Tbk. PT *		38,390
	109,800	Mayora Indah Tbk. PT		14,048
	155,500	Medco Energi Internasional Tbk. PT		9,419
	55,900	Pabrik Kertas Tjiwi Kimia Tbk. PT		15,882
	33,306,800	Panin Financial Tbk. PT *		623,686
	8,443,800	Perusahaan Gas Negara Tbk. PT		767,984
	5,631,200	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT		331,425
	4,388,400	Saratoga Investama Sedaya Tbk. PT		431,023
	9,459,400	Surya Citra Media Tbk. PT		108,782
	4,598,400	Telkom Indonesia Persero Tbk. PT		658,180
	3,400	Telkom Indonesia Persero Tbk. PT ADR		49,368
	965,000	Tempo Scan Pacific Tbk. PT		128,003
	6,502,700	Triputra Agro Persada PT		316,192
	91,900	Unilever Indonesia Tbk. PT		5,632

		Total Indonesia		13,232,212

		Ireland — 0.2%
	36,192	AIB Group PLC		254,234
	8,323	Kerry Group PLC – Class A		875,173
	33,133	Origin Enterprises PLC		102,389
	24,839	Permanent TSB Group Holdings PLC *		39,371
	54,169	Ryanair Holdings PLC Sponsored ADR (b)		2,628,822

		Total Ireland		3,899,989

		Israel — 0.4%
	97,475	Bank Hapoalim BM		1,330,160
	227,738	Bank Leumi Le-Israel BM		3,019,904
	10,933	Check Point Software Technologies Ltd. *		2,408,103
	21,027	ICL Group Ltd.		127,442
	41,616	Israel Discount Bank Ltd. – Class A		321,611
	7,856	Nice Ltd. Sponsored ADR* (b)		1,093,398
	307,765	Oil Refineries Ltd.		89,982

		Total Israel		8,390,600

		Italy — 1.6%
	197,810	A2A SpA (b)		450,239
	77,759	Anima Holding SpA		561,898
	13,609	Arnoldo Mondadori Editore SpA		29,961
	32,666	Banca IFIS SpA		738,947
	55,701	Banco BPM SpA		557,928
	221,498	BPER Banca SpA		1,691,899
	5,973	Buzzi SpA		269,517
	45,567	Credito Emiliano SpA		590,972
	26,033	Eni SpA		377,044
	10,553	Esprinet SpA *		53,118
$			$
Shares		Description	Value ($)
		Italy — continued
	59,760	Generali (b)		1,972,811
	35,288	Hera SpA (b)		137,185
	324,175	Intesa Sanpaolo SpA		1,597,514
	32,084	Italgas SpA (b)		205,508
	13,428	Iveco Group NV		211,835
	173,975	Leonardo SpA		7,016,671
	105,201	MFE-MediaForEurope NV – Class A		355,573
	23,898	MFE-MediaForEurope NV – Class B		110,577
	24,676	OVS SpA		92,905
	378,971	Stellantis NV (b)		4,877,286
	3,642,235	Telecom Italia SpA *		1,025,812
	33,042	Tenaris SA		624,764
	31,420	Tenaris SA ADR		1,189,247
	7,386	UniCredit SpA (b)		389,620
	473,137	Unipol Assicurazioni SpA		7,067,115

		Total Italy		32,195,946

		Japan — 19.1%
	12,000	Aichi Corp.		120,410
	46,800	Air Water, Inc.		581,479
	81,400	Amano Corp.		2,100,558
	4,300	AOKI Holdings, Inc.		35,439
	11,200	Arata Corp.		235,320
	2,400	Artience Co. Ltd.		48,526
	18,700	Asahi Group Holdings Ltd.		231,944
	17,300	Asahi Yukizai Corp.		447,006
	13,600	Axial Retailing, Inc.		88,550
	41,100	Bandai Namco Holdings, Inc.		1,371,883
	8,000	Bando Chemical Industries Ltd.		91,809
	110,600	Beenos, Inc. (e)		2,938,760
	6,600	Belluna Co. Ltd.		40,468
	7,800	BML, Inc.		144,089
	59,700	Bridgestone Corp.		2,326,958
	219,800	Brother Industries Ltd.		4,245,053
	19,900	Bunka Shutter Co. Ltd.		246,416
	5,600	Canon Electronics, Inc.		93,086
	53,200	Canon Marketing Japan, Inc.		1,804,425
	70,700	Canon, Inc.		2,393,333
	4,100	Central Glass Co. Ltd.		89,268
	2,900	Chiyoda Integre Co. Ltd.		58,853
	303,800	Credit Saison Co. Ltd.		7,174,888
	27,000	Dai Nippon Printing Co. Ltd. (b)		392,971
	12,900	Dai Nippon Toryo Co. Ltd.		104,896
	224,200	Daicel Corp.		1,943,875
	8,000	Dai-Dan Co. Ltd.		190,939
	14,300	Daido Steel Co. Ltd.		116,555
	5,300	Daiichi Jitsugyo Co. Ltd.		84,994
	1,900	Daito Trust Construction Co. Ltd.		197,463
	61,400	Daiwa House Industry Co. Ltd.		2,021,362
	259,900	Daiwabo Holdings Co. Ltd.		4,495,843
	208,300	Denka Co. Ltd.		2,884,145
	7,800	Dowa Holdings Co. Ltd.		238,027
	5,900	EDION Corp.		69,582

See accompanying notes to the financial statements.	50

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Japan — continued
	4,300	Elecom Co. Ltd.		47,331
	13,900	en Japan, Inc.		156,354
	144,000	ENEOS Holdings, Inc.		772,533
	180,300	EXEO Group, Inc.		2,085,208
	3,000	FCC Co. Ltd.		63,031
	92,700	Ferrotec Holdings Corp.		1,456,600
	1,100	FJ Next Holdings Co. Ltd.		8,756
	224,800	Fuji Corp.		3,311,900
	136,400	FUJIFILM Holdings Corp.		2,776,037
	35,600	Fujitsu Ltd. (b)		686,719
	300	Fukuda Denshi Co. Ltd.		13,278
	1,900	G-7 Holdings, Inc.		16,540
	46,500	Glory Ltd.		808,006
	43,100	GS Yuasa Corp.		687,122
	25,200	GungHo Online Entertainment, Inc.		516,114
	360,400	H.U. Group Holdings, Inc.		6,312,294
	97,100	Haseko Corp.		1,279,358
	47,800	Hitachi Construction Machinery Co. Ltd.		1,244,468
	26,100	Hitachi Ltd. (b)		663,360
	137,400	Hogy Medical Co. Ltd.		4,382,223
	317,000	Honda Motor Co. Ltd. (b)		2,948,940
	124,059	Honda Motor Co. Ltd. Sponsored ADR		3,447,600
	34,100	Horiba Ltd.		2,226,261
	17,000	Hosiden Corp.		231,154
	244,500	Idemitsu Kosan Co. Ltd.		1,661,196
	600	Inaba Denki Sangyo Co. Ltd.		15,865
	85,900	Inabata & Co. Ltd.		1,787,817
	502,600	Inpex Corp.		6,369,620
	560,700	Isuzu Motors Ltd.		7,423,542
	151,200	ITOCHU Corp. (b)		6,681,882
	31,600	Itochu Enex Co. Ltd.		328,190
	1,300	Itochu-Shokuhin Co. Ltd.		64,996
	10,400	Itoham Yonekyu Holdings, Inc.		258,037
	31,700	Japan Petroleum Exploration Co. Ltd.		240,904
	86,500	Japan Post Insurance Co. Ltd.		1,685,930
	92,900	Japan Tobacco, Inc.		2,319,476
	200	JFE Holdings, Inc.		2,501
	400	Justsystems Corp. (b)		9,823
	112,400	Kaga Electronics Co. Ltd.		1,991,940
	8,800	Kamei Corp.		113,224
	20,400	Kandenko Co. Ltd.		343,678
	16,500	Kaneka Corp.		411,122
	457,300	Kanematsu Corp.		7,601,551
	331,700	Kawasaki Kisen Kaisha Ltd.		4,831,426
	53,200	KDDI Corp.		1,734,942
	489,100	Kirin Holdings Co. Ltd.		6,596,622
	44,500	Kitz Corp.		338,238
	24,700	Kohnan Shoji Co. Ltd. (a)		594,197
	21,400	Kokuyo Co. Ltd.		401,206
	75,500	Komatsu Ltd. (b)		2,264,322
	18,445	Komeri Co. Ltd.		351,529
	5,800	Konami Group Corp. (b)		708,194
	2,500	Konishi Co. Ltd.		20,438
	222,600	Kubota Corp.		2,752,272
$			$
Shares		Description	Value ($)
		Japan — continued
	192,400	Kumiai Chemical Industry Co. Ltd.		991,394
	10,500	Kuraray Co. Ltd.		132,111
	35,200	Kyudenko Corp.		1,057,401
	37,400	LY Corp. (b)		126,247
	633,800	Macromill, Inc.		5,267,800
	91,500	Marubeni Corp. (b)		1,440,759
	65,400	Maruha Nichiro Corp.		1,360,436
	135,600	Maruichi Steel Tube Ltd.		3,136,980
	4,900	Maruzen Showa Unyu Co. Ltd.		191,602
	13,000	Matsuda Sangyo Co. Ltd.		266,862
	392,300	Maxell Ltd.		4,919,357
	53,200	Mazda Motor Corp.		357,622
	54,200	MCJ Co. Ltd.		489,300
	800	Medipal Holdings Corp.		11,699
	1,600	Melco Holdings, Inc.		24,817
	63,100	Mitsubishi Corp. (b)		1,054,164
	333,900	Mitsubishi Electric Corp. (b)		5,182,907
	24,900	Mitsubishi Gas Chemical Co., Inc.		383,099
	4,300	Mitsubishi Research Institute, Inc. (b)		134,598
	3,500	Mitsubishi Shokuhin Co. Ltd.		110,952
	180,000	Mitsubishi UFJ Financial Group, Inc. (b)		2,294,753
	121,600	Mitsui & Co. Ltd. (b)		2,278,672
	57,500	Mitsui Mining & Smelting Co. Ltd.		1,643,615
	226,100	Mitsui OSK Lines Ltd.		8,358,122
	10,900	MIXI, Inc.		254,948
	64,900	Mizuno Corp.		3,403,488
	5,300	Modec, Inc.		143,603
	136,200	Morinaga & Co. Ltd.		2,231,331
	2,300	Nafco Co. Ltd.		27,994
	15,500	Nagase & Co. Ltd.		284,710
	49,900	NEC Corp. (b)		4,870,811
	2,700	NET One Systems Co. Ltd. (b)		80,550
	134,000	NGK Insulators Ltd.		1,675,429
	155,200	NH Foods Ltd.		4,680,633
	32,100	Nichias Corp.		964,111
	6,600	Nichiha Corp.		132,299
	6,100	Nichireki Group Co. Ltd.		91,741
	11,100	Nippn Corp.		157,744
	64,600	Nippon Shinyaku Co. Ltd.		1,698,651
	3,763,800	Nippon Telegraph & Telephone Corp. (b)		3,643,906
	84,300	Nippon Television Holdings, Inc.		1,577,607
	202,900	Nippon Yusen KK		7,131,947
	842,400	Nissan Motor Co. Ltd. (a)		2,410,706
	4,600	Nisshin Oillio Group Ltd.		146,903
	3,800	Nissin Corp.		110,116
	30,800	Niterra Co. Ltd.		908,830
	4,200	Nittetsu Mining Co. Ltd.		163,901
	61,900	Nitto Denko Corp.		1,219,561
	147,800	Nojima Corp.		2,448,249
	57,800	Nomura Real Estate Holdings, Inc.		1,649,984
	6,200	Noritake Co. Ltd.		147,129
	3,600	NS United Kaiun Kaisha Ltd.		96,188
	274,700	Oji Holdings Corp.		1,134,889
	91,700	Okamura Corp.		1,183,889

51	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Japan — continued
	297,800	Ono Pharmaceutical Co. Ltd.		3,211,842
	700	Open House Group Co. Ltd.		25,630
	114,700	ORIX Corp.		2,381,978
	13,400	Otsuka Holdings Co. Ltd.		656,850
	305,600	Pacific Industrial Co. Ltd.		2,853,469
	500	PALTAC Corp.		13,078
	713,900	Panasonic Holdings Corp.		8,829,340
	733,200	Penta-Ocean Construction Co. Ltd.		3,208,575
	8,100	Pilot Corp.		222,486
	7,400	Proto Corp.		105,279
	8,500	Raito Kogyo Co. Ltd.		143,353
	56,400	Recruit Holdings Co. Ltd. (b)		3,362,029
	66,200	Renesas Electronics Corp.		1,105,309
	69,300	Rengo Co. Ltd.		369,109
	224,000	Rohm Co. Ltd. (a)		2,249,096
	4,500	Ryohin Keikaku Co. Ltd.		118,574
	12,900	S Foods, Inc.		204,029
	12,000	Sakai Moving Service Co. Ltd.		188,873
	37,700	Sakata INX Corp.		459,703
	71,300	San-Ai Obbli Co. Ltd.		832,791
	33,200	Sankyo Co. Ltd.		470,275
	117,200	Sankyu, Inc.		4,603,778
	67,100	Sanwa Holdings Corp.		2,191,976
	16,800	SCSK Corp. (b)		419,810
	279,100	Sega Sammy Holdings, Inc.		5,396,897
	800	Seiko Epson Corp.		13,564
	259,900	Sekisui Chemical Co. Ltd.		4,434,474
	159,700	Sekisui House Ltd.		3,610,872
	5,000	Sekisui Jushi Corp.		62,124
	3,200	Shimamura Co. Ltd.		183,344
	21,800	Shinagawa Refractories Co. Ltd.		255,216
	6,700	Shin-Etsu Polymer Co. Ltd.		70,578
	8,800	Shinnihon Corp.		88,336
	389,700	Shionogi & Co. Ltd.		5,837,977
	267,200	Ship Healthcare Holdings, Inc.		3,431,695
	24,200	Shizuoka Gas Co. Ltd. (b)		170,889
	1,600	Sinanen Holdings Co. Ltd.		60,854
	19,300	Sinko Industries Ltd.		155,747
	118,700	Socionext, Inc.		1,738,917
	53,100	Sohgo Security Services Co. Ltd. (b)		380,722
	26,800	Sojitz Corp.		588,544
	50,300	Sony Group Corp. (b)		1,258,319
	248,400	Stanley Electric Co. Ltd.		4,026,196
	42,100	Starts Corp., Inc.		1,142,902
	142,000	Subaru Corp.		2,632,712
	321,000	SUMCO Corp.		2,456,338
	132,900	Sumitomo Corp.		2,984,392
	119,900	Sumitomo Electric Industries Ltd.		2,113,311
	212,100	Sumitomo Forestry Co. Ltd.		6,474,073
	56,400	Sumitomo Heavy Industries Ltd.		1,145,492
	255,000	Sumitomo Mitsui Financial Group, Inc.		6,491,598
	202,900	Sumitomo Mitsui Trust Group, Inc.		5,203,973
	8,600	Sun Frontier Fudousan Co. Ltd.		111,329
	14,100	Suntory Beverage & Food Ltd.		451,972
$			$
Shares		Description	Value ($)
		Japan — continued
	10,800	Suzuken Co. Ltd.		342,776
	29,600	Suzuki Motor Corp.		362,484
	267,000	T&D Holdings, Inc.		5,618,146
	1,100	Takeuchi Manufacturing Co. Ltd. (a)		37,868
	13,400	Tamron Co. Ltd.		331,787
	121,800	THK Co. Ltd.		3,108,911
	30,500	TIS, Inc. (b)		848,498
	1,700	Toho Co. Ltd. (b)		80,346
	568,900	Tokai Carbon Co. Ltd. (a)		3,480,572
	1,000	Token Corp.		84,086
	87,800	Tokyo Electric Power Co. Holdings, Inc. * (b)		225,318
	65,100	Tokyo Gas Co. Ltd. (b)		2,051,611
	70,900	Tokyo Steel Manufacturing Co. Ltd.		759,782
	33,800	Toray Industries, Inc.		225,231
	240,000	Tosei Corp.		3,892,953
	148,400	Tosoh Corp.		2,027,902
	157,900	TOTO Ltd.		4,129,677
	4,600	Towa Pharmaceutical Co. Ltd.		85,747
	32,900	Toyo Tire Corp.		553,057
	40,100	Toyoda Gosei Co. Ltd.		710,292
	12,900	Toyota Boshoku Corp.		173,204
	35,800	Toyota Industries Corp. (b)		3,111,158
	236,000	Toyota Tsusho Corp.		3,958,469
	600	Tsugami Corp.		7,109
	26,200	TV Asahi Holdings Corp.		443,061
	5,500	Unipres Corp.		38,547
	4,100	Wacoal Holdings Corp.		138,668
	3,000	Warabeya Nichiyo Holdings Co. Ltd.		41,020
	53,300	YAMABIKO Corp.		886,663
	367,400	Yamaha Corp.		2,714,949
	1,035,300	Yamaha Motor Co. Ltd.		8,530,067
	23,300	Yamazen Corp.		205,119
	37,900	Yellow Hat Ltd.		710,635
	169,400	Yokogawa Bridge Holdings Corp.		2,909,127
	60,700	Yokohama Rubber Co. Ltd.		1,355,160
	15,100	Yuasa Trading Co. Ltd.		455,316
	79,300	Zenkoku Hosho Co. Ltd.		2,967,593

		Total Japan		380,385,655

		Kuwait — 0.0%
	2,213	Humansoft Holding Co. KSC		18,370
	85,814	Noor Financial Investment Co. KSC		94,868

		Total Kuwait		113,238

		Malaysia — 0.0%
	338,500	CIMB Group Holdings Bhd.		594,523

		Mexico — 0.8%
	1,136,000	America Movil SAB de CV – Series B		807,481
	73,836	Arca Continental SAB de CV		763,614
	43,838	Bolsa Mexicana de Valores SAB de CV		77,848
	317,244	Cemex SAB de CV Sponsored ADR		1,966,913

See accompanying notes to the financial statements.	52

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Mexico — continued
	13,491	Coca-Cola Femsa SAB de CV Sponsored ADR		1,202,588
	1,136,700	Credito Real SAB de CV SOFOM ER * (d)		—
	112,274	El Puerto de Liverpool SAB de CV – Class C1		551,428
	209,720	Fomento Economico Mexicano SAB de CV		1,970,780
	368,500	Genomma Lab Internacional SAB de CV – Class B		462,194
	367,687	Gentera SAB de CV		513,409
	580	Gruma SAB de CV – Class B		10,000
	2,700	Grupo Aeroportuario del Centro Norte SAB de CV		25,910
	2,400	Grupo Aeroportuario del Sureste SAB de CV ADR		649,968
	4,928	Grupo Aeroportuario del Sureste SAB de CV – Class B		132,622
	358,770	Grupo Financiero Banorte SAB de CV – Class O		2,536,560
	687,093	Grupo Mexico SAB de CV – Series B		3,232,553
	19,685	Unifin Financiera SAB de CV * (d)		—

		Total Mexico		14,903,868

		Netherlands — 2.1%
	9,733	Aalberts NV		327,543
	51,369	ABN AMRO Bank NV		974,053
	6,518	Akzo Nobel NV		402,698
	948	ASML Holding NV (b)		674,285
	9,661	Brunel International NV (a)		104,046
	66,769	EXOR NV		6,505,145
	5,361	IMCD NV		795,602
	380,776	ING Groep NV		6,778,771
	24,740	JDE Peet’s NV		462,400
	212,285	Koninklijke Ahold Delhaize NV (b)		7,484,620
	46,607	Koninklijke BAM Groep NV		249,918
	2,366	Koninklijke Heijmans NV		99,084
	155,033	NN Group NV		7,860,893
	96,269	Prosus NV		4,239,308
	22,163	Randstad NV (b)		894,987
	39,692	SBM Offshore NV		835,479
	73,042	Signify NV		1,555,392
	12,445	Wolters Kluwer NV (b)		1,913,885

		Total Netherlands		42,158,109

		New Zealand — 0.0%
	106,452	Meridian Energy Ltd. (b)		350,893

		Norway — 0.8%
	53,051	Aker BP ASA		1,100,247
	87,562	Aker Solutions ASA		252,202
	42,646	Austevoll Seafood ASA		406,136
	64,130	BW LPG Ltd.		748,020
	29,970	DOF Group ASA *		236,812
	151,723	Elkem ASA *		307,648
	333,823	Equinor ASA		7,752,652
$			$
Shares		Description	Value ($)
		Norway — continued
	58,949	Europris ASA		425,165
	90,051	Hoegh Autoliners ASA		612,452
	26,620	Odfjell Drilling Ltd.		144,417
	205,097	Orkla ASA		1,982,876
	10,505	Stolt-Nielsen Ltd.		247,416
	76,128	Storebrand ASA		831,142
	8,834	TGS ASA		85,291
	68,707	Wallenius Wilhelmsen ASA		525,488

		Total Norway		15,657,964

		Peru — 0.0%
	2,900	Credicorp Ltd.		530,758

		Philippines — 0.0%
	98,910	China Banking Corp.		147,392
	1,100	GT Capital Holdings, Inc.		9,662
	339,100	LT Group, Inc.		67,990
	13,370	Manila Electric Co.		113,073
	144,300	Manila Water Co., Inc.		74,760
	3,935,024	Megaworld Corp.		118,267
	8,040	Metropolitan Bank & Trust Co.		9,950
	93,600	Puregold Price Club, Inc.		44,953
	16,900	Robinsons Retail Holdings, Inc.		10,200
	249,500	Synergy Grid & Development Phils, Inc.		46,321

		Total Philippines		642,568

		Poland — 0.2%
	1,136	Asseco Poland SA		38,901
	179,378	ORLEN SA		2,800,113
	184,913	PGE Polska Grupa Energetyczna SA *		327,789
	9,768	Powszechna Kasa Oszczednosci Bank Polski SA		167,067

		Total Poland		3,333,870

		Portugal — 0.2%
	961,599	Banco Comercial Portugues SA – Class R		536,066
	155,781	Galp Energia SGPS SA		2,568,897
	124,060	Navigator Co. SA		418,934
	17,079	REN - Redes Energeticas Nacionais SGPS SA		43,343
	440,451	Sonae SGPS SA		462,880

		Total Portugal		4,030,120

		Qatar — 0.1%
	6,323	Industries Qatar QSC		22,957
	104,519	Ooredoo QPSC		357,072
	214,109	Qatar National Bank QPSC		975,791

		Total Qatar		1,355,820

		Russia — 0.0%
	10,221,010	Alrosa PJSC (d) (f)		—
	376,870,000	Federal Grid Co-Rosseti PJSC * (d) (f)		—
	415,363	Gazprom Neft PJSC (d) (f)		—

53	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Russia — continued
	4,924,596	Gazprom PJSC (d) (f)		—
	1,279,700	GMK Norilskiy Nickel PAO * (d) (f)		—
	18,204,300	Inter RAO UES PJSC (d) (f)		—
	88,304	LSR Group PJSC (d) (f)		—
	4	LSR Group PJSC GDR * (d) (f)		—
	192,855	LUKOIL PJSC (d) (f)		—
	5,760,219	Magnitogorsk Iron & Steel Works PJSC (d) (f)		—
	71,800	Mechel PJSC * (d) (f)		—
	1,472,470	Moscow Exchange MICEX-RTS PJSC (d) (f)		—
	7,545,000	Mosenergo PJSC (d) (f)		—
	191,960	Novatek PJSC (d) (f)		—
	3,493,400	Novolipetsk Steel PJSC (d) (f)		—
	6,115	PhosAgro PJSC (d) (f)		—
	118	PhosAgro PJSC GDR * (d) (f)		—
	25,552	Polyus PJSC * (d) (f)		—
	1	Polyus PJSC GDR * (d) (f)		—
	49,974,140	RusHydro PJSC * (d) (f)		—
	8,073,970	Sberbank of Russia PJSC (d) (f)		—
	7,395	Severstal PAO (d) (f)		—
	261,549	Severstal PAO GDR (Registered) * (d) (f)		—
	29,090	SFI PJSC (d) (f)		—
	27,770,670	Surgutneftegas PAO (d) (f)		—
	986,916	Tatneft PJSC (d) (f)		—
	725,480	Unipro PJSC * (d) (f)		—
	55,470	United Co. RUSAL International PJSC * (d) (f)		—
	150,462	VTB Bank PJSC * (d) (f)		—

		Total Russia		—

		Saudi Arabia — 0.0%
	24,310	Arab National Bank		140,186
	14,510	Riyad Bank		114,033
	6,121	Saudi British Bank		58,035

		Total Saudi Arabia		312,254

		Singapore — 0.8%
	72,800	Asian Pay Television Trust		4,521
	92,400	Bumitama Agri Ltd.		56,060
	885,400	ComfortDelGro Corp. Ltd.		912,758
	42,406	DBS Group Holdings Ltd.		1,448,269
	122,400	First Real Estate Investment Trust – (REIT)		24,069
	188,800	First Resources Ltd.		204,304
	1,607,600	Golden Agri-Resources Ltd.		297,349
	116,300	Japfa Ltd.		52,695
	406,300	Oversea-Chinese Banking Corp. Ltd.		5,187,861
	55,900	Sheng Siong Group Ltd.		67,898
	12,800	Singapore Exchange Ltd.		127,750
	84,700	Singapore Technologies Engineering Ltd.		339,401
	106,800	StarHub Ltd.		94,977
	89,200	United Overseas Bank Ltd.		2,526,916
	45,100	Venture Corp. Ltd.		421,015
	269,700	Wilmar International Ltd.		642,262
$			$
Shares		Description	Value ($)
		Singapore — continued
	315,300	Yangzijiang Financial Holding Ltd.		138,921
	2,139,977	Yangzijiang Shipbuilding Holdings Ltd.		3,778,285
	311,100	Yanlord Land Group Ltd. * (a)		125,932

		Total Singapore		16,451,243

		South Africa — 0.2%
	23,608	Absa Group Ltd.		235,925
	29,733	African Rainbow Minerals Ltd.		215,749
	9,933	Barloworld Ltd.		54,290
	1,423	Coronation Fund Managers Ltd.		2,936
	238,377	FirstRand Ltd.		894,957
	17,234	JSE Ltd.		113,506
	30,947	Momentum Group Ltd.		50,289
	22,310	Motus Holdings Ltd.		107,496
	22,389	Mr. Price Group Ltd.		289,747
	50,426	Nedbank Group Ltd.		755,071
	35,337	Ninety One Ltd.		62,039
	35,861	Raubex Group Ltd.		80,022
	125,443	Sanlam Ltd.		577,602
	12,013	Sappi Ltd.		26,105
	8,438	Shoprite Holdings Ltd.		122,793
	455,295	Sibanye Stillwater Ltd. *		350,365
	6,116	Standard Bank Group Ltd.		70,955
	18,738	Tiger Brands Ltd.		273,468
	557	Wilson Bayly Holmes-Ovcon Ltd.		5,585

		Total South Africa		4,288,900

		South Korea — 2.3%
	5,077	BNK Financial Group, Inc.		38,793
	15,417	Coway Co. Ltd.		853,644
	1,212	Daewoong Co. Ltd.		16,706
	47,095	Doosan Bobcat, Inc.		1,517,987
	1,422	DoubleUGames Co. Ltd.		46,534
	17,652	GS Holdings Corp.		435,438
	44,687	Hana Financial Group, Inc.		1,822,355
	32,908	Hankook Tire & Technology Co. Ltd. *		853,589
	11,450	Hanwha Systems Co. Ltd.		240,779
	30,254	HMM Co. Ltd.		406,391
	3,133	Hyundai GF Holdings *		11,701
	32,299	Hyundai Glovis Co. Ltd.		2,881,743
	1,408	Hyundai Home Shopping Network Corp. *		50,189
	42,437	Hyundai Mobis Co. Ltd.		7,141,157
	9,370	Hyundai Motor Co.		1,242,422
	16,221	JB Financial Group Co. Ltd.		191,380
	22,782	KB Financial Group, Inc.		1,222,228
	8,621	KB Financial Group, Inc. ADR		468,293
	131,820	Kia Corp.		8,429,749
	2,247	Korea Investment Holdings Co. Ltd.		122,836
	51,946	KT&G Corp.		3,489,050
	7,038	Kyung Dong Navien Co. Ltd.		404,692
	13,999	LG Corp. *		638,326
	47,131	LG Electronics, Inc.		2,552,259
	783	LG Innotek Co. Ltd. *		87,511

See accompanying notes to the financial statements.	54

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		South Korea — continued
	7,908	POSCO Holdings, Inc. Sponsored ADR		365,666
	893	Samsung Card Co. Ltd.		27,549
	17,161	Samsung E&A Co. Ltd.		192,762
	127,803	Samsung Electronics Co. Ltd.		4,782,435
	246	Samsung Electronics Co. Ltd. GDR (b)		232,644
	4,241	Samsung Securities Co. Ltd.		132,693
	69,426	Shinhan Financial Group Co. Ltd.		2,195,880
	6,559	SK Square Co. Ltd. *		408,343
	180,066	Woori Financial Group, Inc.		2,042,601
	9,993	Youngone Corp. *		326,230

		Total South Korea		45,872,555

		Spain — 2.2%
	127,781	Acerinox SA (a)		1,495,782
	31,942	Amadeus IT Group SA (b)		2,412,095
	50,569	Atresmedia Corp. de Medios de Comunicacion SA		259,544
	948,172	Banco Bilbao Vizcaya Argentaria SA		12,569,003
	3,327,380	Banco de Sabadell SA		9,128,262
	1,602,467	Banco Santander SA		10,286,485
	34,308	CaixaBank SA		236,770
	1,514	Faes Farma SA		5,224
	9,300	Iberdrola SA (b)		134,288
	80,980	Industria de Diseno Textil SA (b)		4,351,630
	373,497	Mapfre SA		1,044,245
	47,480	Prosegur Cia de Seguridad SA		95,686
	171,009	Repsol SA		2,178,165
	22,938	Solaria Energia y Medio Ambiente SA * (b)		186,674

		Total Spain		44,383,853

		Sweden — 0.7%
	16,002	AcadeMedia AB (b)		116,913
	16,050	Assa Abloy AB – Class B (b)		492,440
	19,135	Betsson AB – Class B (b)		288,713
	13,014	Boliden AB		456,469
	153,635	Fastighets AB Balder – B Shares *		1,089,641
	151,163	Investor AB – B Shares (b)		4,500,877
	7,570	Inwido AB		143,150
	38,766	Peab AB – Class B		291,550
	11,619	Skanska AB – B Shares		275,684
	25,244	SSAB AB – B Shares		152,025
	57,563	Swedbank AB – Class A		1,384,763
	175,899	Telefonaktiebolaget LM Ericsson – B Shares		1,446,727
	9,403	Volvo AB – A Shares (b)		291,234
	80,619	Volvo AB – B Shares (b)		2,502,431

		Total Sweden		13,432,617

		Switzerland — 1.7%
	13,631	ABB Ltd. (Registered) (b)		734,763
	166,251	Adecco Group AG (Registered) (b)		4,524,705
	2,356	Holcim AG (b)		258,267
	10,946	Logitech International SA (Registered)		1,084,648
$			$
Shares		Description	Value ($)
		Switzerland — continued
	4,895	Mobilezone Holding AG (Registered)		66,601
	14,916	Nestle SA (Registered) (b)		1,439,894
	28,419	Novartis AG (Registered) (b)		3,092,550
	27,932	Novartis AG Sponsored ADR		3,045,985
	53,190	Roche Holding AG (c)		17,713,867
	1,976	Roche Holding AG (c)		693,443
	15,780	Sandoz Group AG ADR		691,164
	1,761	Swisscom AG (Registered)		1,003,928
	1,698	u-blox Holding AG		143,709

		Total Switzerland		34,493,524

		Taiwan — 2.9%
	14,000	Acter Group Corp. Ltd.		178,665
	181,799	Asustek Computer, Inc.		3,720,813
	297,000	Cathay Financial Holding Co. Ltd.		612,480
	59,000	Compal Electronics, Inc.		68,969
	139,000	CTBC Financial Holding Co. Ltd.		171,752
	269,000	Eva Airways Corp.		349,232
	1,111,000	Evergreen Marine Corp. Taiwan Ltd.		7,213,483
	215,000	Fubon Financial Holding Co. Ltd.		598,927
	21,000	Fusheng Precision Co. Ltd.		218,181
	964,406	Hon Hai Precision Industry Co. Ltd.		4,993,220
	67,000	Kung Long Batteries Industrial Co. Ltd.		316,465
	102,000	MediaTek, Inc.		4,562,375
	396,000	Mitac Holdings Corp.		833,975
	29,502	Nantex Industry Co. Ltd.		30,270
	2,643,566	Pou Chen Corp.		3,066,475
	387,263	Radiant Opto-Electronics Corp.		2,321,276
	23,000	Realtek Semiconductor Corp.		379,483
	72,000	Shinkong Insurance Co. Ltd.		219,439
	43,000	Simplo Technology Co. Ltd.		487,389
	22,000	TaiDoc Technology Corp.		92,545
	743,000	Taiwan Semiconductor Manufacturing Co. Ltd.		22,662,238
	25,000	United Integrated Services Co. Ltd.		327,945
	181,000	Wan Hai Lines Ltd.		456,806
	1,805,000	Yang Ming Marine Transport Corp.		3,960,295
	190,000	Yuanta Financial Holding Co. Ltd.		210,646
	38,000	YungShin Global Holding Corp.		59,719

		Total Taiwan		58,113,063

		Thailand — 1.0%
	180,300	3BB Internet Infrastructure Fund		28,257
	1,582,700	AP Thailand PCL NVDR		415,225
	366,500	Digital Telecommunications Infrastructure Fund – Class F		84,257
	50,200	GFPT PCL NVDR		11,991
	1,494,900	Kasikornbank PCL NVDR		6,641,233
	9,053,100	Krung Thai Bank PCL NVDR		5,968,940
	9,200	Mega Lifesciences PCL NVDR		8,776
	111,880	Pruksa Holding PCL NVDR		15,718
	82,808	Pruksa Holding PCL (Foreign Registered)		11,633
	721,500	PTT Exploration & Production PCL NVDR		2,305,782

55	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Thailand — continued
	1,614,600	PTT PCL NVDR		1,489,467
	151,700	Regional Container Lines PCL NVDR		108,318
	1,290,800	Sansiri PCL NVDR		63,225
	753,300	SCB X PCL NVDR		2,693,208
	18,900	Siam Cement PCL NVDR		70,588
	247,400	Sri Trang Gloves Thailand PCL NVDR		54,184
	153,700	Supalai PCL NVDR		77,406
	142,700	Thai Oil PCL NVDR		95,335
	64,700	Thailand Future Fund		11,937

		Total Thailand		20,155,480

		Turkey — 0.0%
	89,842	Turk Hava Yollari AO *		761,692

		Ukraine — 0.0%
	36,516	Kernel Holding SA *		208,697

		United Arab Emirates — 0.3%
	45,781	Abu Dhabi Commercial Bank PJSC		142,675
	64,718	Dubai Islamic Bank PJSC		136,422
	149,895	Emaar Development PJSC		527,454
	949,404	Emaar Properties PJSC		3,506,994
	284,118	Emirates NBD Bank PJSC		1,708,654
	16,864	First Abu Dhabi Bank PJSC		65,403
	56,864	Orascom Construction PLC		302,002

		Total United Arab Emirates		6,389,604

		United Kingdom — 4.9%
	233,022	3i Group PLC		11,662,947
	113,021	abrdn PLC		226,143
	36,857	Anglo American PLC		1,086,327
	1,555	Anglogold Ashanti PLC		45,826
	13,994	Ashtead Group PLC (b)		852,781
	29,734	Aviva PLC		204,584
	23,557	Barclays PLC Sponsored ADR		373,143
	15,337	Barratt Redrow PLC		82,958
	2,368	Bellway PLC		70,325
	33,646	Berkeley Group Holdings PLC		1,531,031
	612,037	BP PLC (b)		3,367,644
	85,240	British American Tobacco PLC Sponsored ADR (b)		3,318,393
	5,341,791	BT Group PLC (a)		10,770,975
	31,545	Coca-Cola HBC AG		1,336,745
	84,169	Compass Group PLC (b)		2,946,415
	96,243	Currys PLC *		110,570
	4,022	DCC PLC		272,743
	30,601	Evraz PLC * (d)		—
	338,518	Ferrexpo PLC *		318,991
	5,277	Future PLC		61,207
	593,746	Glencore PLC * (b)		2,386,312
	207,709	GSK PLC Sponsored ADR (a)		7,807,781
	31,833	GSK PLC (b)		587,380
	12,278	Halfords Group PLC		18,882
$			$
Shares		Description	Value ($)
		United Kingdom — continued
	195,903	Harbour Energy PLC		563,848
	70,457	Howden Joinery Group PLC		689,511
	450,359	HSBC Holdings PLC		5,341,020
	188,003	IG Group Holdings PLC		2,261,510
	44,995	Imperial Brands PLC		1,583,324
	27,836	International Personal Finance PLC		45,775
	30,824	Investec PLC		200,847
	1,218,551	ITV PLC		1,092,411
	37,644	J Sainsbury PLC		122,756
	11,440	Keller Group PLC		189,788
	1,758,943	Kingfisher PLC		5,493,924
	68,000	Lifezone Metals Ltd. *		365,840
	12,776	Lion Finance Group PLC		852,949
	4,153,630	Lloyds Banking Group PLC		3,855,286
	110,674	MONY Group PLC		274,485
	23,013	Morgan Sindall Group PLC		968,166
	76,262	OSB Group PLC		430,948
	45,981	Paragon Banking Group PLC		438,081
	34,553	Pearson PLC ADR (b)		596,385
	66,881	Persimmon PLC		1,018,764
	57,857	Plus500 Ltd.		2,041,758
	14,028	Premier Foods PLC		32,369
	48,441	Reach PLC		52,120
	80,621	Rio Tinto PLC Sponsored ADR (a) (b)		4,882,408
	16,350	Rio Tinto PLC (b)		987,914
	40,994	Schroders PLC		191,348
	79,288	Shell PLC (b)		2,649,436
	78,744	Standard Chartered PLC		1,267,800
	813	TBC Bank Group PLC		44,018
	152,547	TP ICAP Group PLC		499,766
	7,707	Unilever PLC Sponsored ADR (b)		436,216
	17,213	Vesuvius PLC		88,690
	1,016,506	Vodafone Group PLC		897,461
	768,770	Vodafone Group PLC Sponsored ADR		6,772,864
	102,635	Zigup PLC		403,580

		Total United Kingdom		97,073,469

		United States — 17.3%
	13,752	3M Co. (b)		2,133,210
	7,780	Academy Sports & Outdoors, Inc. (a)		385,810
	1,298	Adtalem Global Education, Inc. * (b)		132,798
	6,200	Advanced Drainage Systems, Inc.		690,618
	30,998	Aemetis, Inc. * (a)		55,796
	1,959	Affiliated Managers Group, Inc.		334,695
	6,193	Aflac, Inc. (b)		677,947
	12,935	AGCO Corp. (a)		1,254,307
	8,679	Akamai Technologies, Inc. * (b)		700,222
	11,900	Albemarle Corp. (a)		916,657
	1,221	Allstate Corp. (b)		243,162
	72,576	Ally Financial, Inc.		2,692,570
	17,943	Alphabet, Inc. – Class A (b)		3,055,334
	2,936	Alphabet, Inc. – Class C (b)		505,638
	81,993	Ameresco, Inc. – Class A * (a)		967,517

See accompanying notes to the financial statements.	56

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	9,992	American Express Co. (b)		3,007,192
	1,082	Applied Materials, Inc. (b)		171,032
	11,359	Aptiv PLC *		739,698
	33,937	Arch Capital Group Ltd. (b)		3,153,087
	25,480	Archer-Daniels-Midland Co.		1,202,656
	180,800	Array Technologies, Inc. * (a)		954,624
	5,093	Arrow Electronics, Inc. *		550,401
	1,712	Atkore, Inc.		105,288
	619	Autoliv, Inc.		60,260
	2,683	AutoNation, Inc. *		489,299
	10,600	Avnet, Inc.		535,724
	126,404	Bank of America Corp. (b)		5,827,224
	15,138	Bank of New York Mellon Corp. (b)		1,346,525
	10,847	Best Buy Co., Inc.		975,254
	1,744	Bio-Rad Laboratories, Inc. – Class A *		462,439
	20,553	Block, Inc. * (b)		1,342,111
	35,806	Blue Owl Capital Corp.		553,561
	691	Boise Cascade Co.		71,629
	606	Booking Holdings, Inc. (b)		3,039,702
	36,012	BorgWarner, Inc.		1,072,077
	16,780	Builders FirstSource, Inc. *		2,332,252
	5,557	Bunge Global SA		412,274
	32,400	California Resources Corp. (a)		1,445,688
	22,369	Capital One Financial Corp. (b)		4,486,103
	4,477	Carter’s, Inc.		184,766
	19,628	CBRE Group, Inc. – Class A * (b)		2,785,998
	74,761	Centene Corp. * (b)		4,348,100
	31,630	Chevron Corp. (b)		5,017,151
	1,453	Chubb Ltd. (b)		414,802
	10,987	Cigna Group (b)		3,393,335
	65,090	Cisco Systems, Inc. (b)		4,172,920
	71,089	Citigroup, Inc.		5,683,566
	14,800	Civitas Resources, Inc.		567,432
	162,241	Clean Energy Fuels Corp. *		330,972
	153,633	CNH Industrial NV		1,978,793
	51,905	Cognizant Technology Solutions Corp. – Class A (b)		4,325,244
	159,977	Comcast Corp. – Class A (b)		5,739,975
	12,683	Commercial Metals Co.		614,365
	8,268	Conagra Brands, Inc.		211,165
	1,852	Concentrix Corp.		83,636
	14,495	ConocoPhillips (b)		1,437,179
	15,500	Corteva, Inc. (b)		976,190
	30,000	Crescent Energy Co. – Class A		378,600
	5,648	Crocs, Inc. *		562,371
	6,323	Cummins, Inc. (b)		2,328,002
	78,702	CVS Health Corp. (b)		5,172,295
	106,209	Darling Ingredients, Inc. *		3,833,083
	3,916	Devon Energy Corp.		141,838
	20,981	Discover Financial Services (b)		4,095,281
	30,095	Dollar General Corp.		2,232,447
	25,914	DR Horton, Inc. (b)		3,286,154
	69,805	eBay, Inc. (b)		4,519,176
	5,976	Electronic Arts, Inc. (b)		771,621
$			$
Shares		Description	Value ($)
		United States — continued
	4,306	Elevance Health, Inc. (b)		1,708,965
	1,647	Enova International, Inc. *		170,201
	14,792	Enphase Energy, Inc. *		848,025
	36,519	EOG Resources, Inc.		4,635,722
	11,417	EPAM Systems, Inc. * (b)		2,353,500
	4,235	Everest Group Ltd.		1,495,887
	14,228	Expedia Group, Inc. * (b)		2,816,575
	39,449	Exxon Mobil Corp. (b)		4,391,857
	5,568	Federated Hermes, Inc.		215,760
	1,064	FedEx Corp.		279,726
	1,266	Fidelity National Financial, Inc.		81,695
	4,600	First Solar, Inc. *		626,428
	7,209	Fluor Corp. *		274,158
	3,176	FMC Corp.		117,194
	365,737	Ford Motor Co. (b)		3,492,788
	10,268	Fox Corp. – Class A (b)		591,437
	56,772	Fox Corp. – Class B (b)		3,069,662
	138,379	Franklin Resources, Inc. (a)		2,802,175
	27,200	Freeport-McMoRan, Inc. (b)		1,003,952
	201,500	GCI Liberty, Inc. * (a) (e)		10,075
	40,677	GE HealthCare Technologies, Inc. (b)		3,553,136
	24,415	General Mills, Inc.		1,480,037
	74,920	General Motors Co.		3,680,820
	6,269	Genpact Ltd. (b)		333,636
	3,715	Goldman Sachs Group, Inc. (b)		2,311,807
	145,136	GrafTech International Ltd. * (a)		169,809
	91	Graham Holdings Co. – Class B (b)		89,523
	112,684	Green Plains, Inc. * (a)		661,455
	991	Group 1 Automotive, Inc. (a)		455,444
	3,000	Gulfport Energy Corp. *		509,400
	13,376	H&R Block, Inc. (b)		729,126
	10,857	Hartford Insurance Group, Inc. (b)		1,284,166
	189,424	Hewlett Packard Enterprise Co.		3,752,489
	9,054	Hilton Worldwide Holdings, Inc. (b)		2,398,948
	149,249	HP, Inc.		4,607,317
	3,484	Humana, Inc. (b)		942,143
	14,273	Huntington Bancshares, Inc.		235,076
	1,180	Huntington Ingalls Industries, Inc.		207,184
	39,994	Incyte Corp. *		2,939,559
	871	Ingredion, Inc.		113,761
	138,979	Intel Corp. (b)		3,297,972
	19,619	Intercontinental Exchange, Inc. (b)		3,398,599
	17,984	International Business Machines Corp. (b)		4,539,881
	16,420	Invesco Ltd.		285,544
	2,688	Jacobs Solutions, Inc. (b)		344,360
	6,217	Janus Henderson Group PLC		262,357
	1,719	Jazz Pharmaceuticals PLC *		246,728
	25,977	Johnson & Johnson (b)		4,286,725
	17,340	JPMorgan Chase & Co. (b)		4,589,031
	8,020	KB Home		489,220
	1,352	Kimberly-Clark Corp. (b)		191,998
	26,922	Kinder Morgan, Inc.		729,586
	6,394	Knight-Swift Transportation Holdings, Inc.		322,513
	1,280,744	Kosmos Energy Ltd. * (a)		3,598,891

57	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	109,814	Kraft Heinz Co.		3,372,388
	18,690	Kroger Co. (b)		1,211,486
	16,432	Lam Research Corp. (b)		1,260,992
	39,280	Las Vegas Sands Corp. (b)		1,756,209
	2,129	La-Z-Boy, Inc.		96,316
	5,735	Lear Corp.		539,033
	27,821	Lennar Corp. – Class A (b)		3,328,226
	18,800	Liberty Energy, Inc. (a)		324,676
	5,736	LKQ Corp.		242,002
	750	Lockheed Martin Corp. (b)		337,778
	37,926	LyondellBasell Industries NV – Class A		2,913,855
	4,291	M&T Bank Corp.		822,671
	805	M/I Homes, Inc. *		94,290
	8,358	Macy’s, Inc.		119,937
	2,811	ManpowerGroup, Inc.		161,998
	1,294	Markel Group, Inc. *		2,501,871
	817	Martin Marietta Materials, Inc. (b)		394,725
	79,492	Match Group, Inc. (b)		2,520,691
	18,404	Medtronic PLC (b)		1,693,536
	58,738	Merck & Co., Inc. (b)		5,418,580
	3,232	Meritage Homes Corp.		234,223
	6,620	Meta Platforms, Inc. – Class A (b)		4,423,484
	35,596	MGIC Investment Corp.		876,018
	42,199	Micron Technology, Inc. (b)		3,951,092
	71,075	Moderna, Inc. * (a)		2,200,482
	3,814	Molson Coors Beverage Co. – Class B		233,760
	12,993	Morgan Stanley Direct Lending Fund		262,978
	3,027	Morgan Stanley (b)		402,924
	93,164	Mosaic Co.		2,228,483
	2,074	Mueller Industries, Inc.		166,293
	190	NewMarket Corp.		108,321
	16,700	NEXTracker, Inc. – Class A *		735,134
	1,864	Norfolk Southern Corp. (b)		458,078
	6,200	Northern Oil & Gas, Inc.		195,300
	1,549	Northrop Grumman Corp. (b)		715,235
	28,232	Nucor Corp. (b)		3,881,053
	48,032	ON Semiconductor Corp. *		2,259,906
	2,065	OneMain Holdings, Inc.		110,973
	25,045	Organon & Co. (a)		373,421
	4,888	Oshkosh Corp.		500,042
	13,759	Otis Worldwide Corp. (b)		1,372,873
	24,890	Ovintiv, Inc.		1,081,719
	1,209	Owens Corning		186,234
	31,168	PACCAR, Inc. (a) (b)		3,342,456
	51,125	PayPal Holdings, Inc. * (b)		3,632,431
	2,245	PepsiCo, Inc. (b)		344,540
	3,923	Perdoceo Education Corp. (b)		100,429
	226,060	Pfizer, Inc. (b)		5,974,766
	4,225	PNC Financial Services Group, Inc.		810,862
	4,575	Polaris, Inc. (a)		205,509
	3,400	PotlatchDeltic Corp. – (REIT)		157,862
	2,781	PPG Industries, Inc. (b)		314,865
	5,459	Premier, Inc. – Class A		99,245
	3,347	PROG Holdings, Inc.		94,954
$			$
Shares		Description	Value ($)
		United States — continued
	19,100	ProPetro Holding Corp. *		161,204
	28,575	PulteGroup, Inc.		2,951,226
	4,009	PVH Corp.		300,034
	15,312	QUALCOMM, Inc. (b)		2,406,587
	900	Quanta Services, Inc. (b)		233,667
	19,143	Radian Group, Inc.		629,996
	7,232	Regeneron Pharmaceuticals, Inc. (b)		5,053,288
	17,762	Regions Financial Corp.		421,137
	1,504	Rockwell Automation, Inc. (b)		431,874
	2,896	Sealed Air Corp.		98,985
	5,600	Select Water Solutions, Inc. (a)		67,928
	5,049	Signet Jewelers Ltd. (a)		264,164
	1,453	Skechers USA, Inc. – Class A *		88,618
	25,200	Skyworks Solutions, Inc.		1,679,832
	13,010	SLM Corp.		392,772
	12,200	SM Energy Co.		399,062
	310	Snap-on, Inc.		105,763
	88,650	SolarEdge Technologies, Inc. * (a)		1,461,838
	41,711	Solventum Corp. *		3,326,452
	11,505	State Street Corp. (b)		1,141,641
	22,424	Steel Dynamics, Inc.		3,028,810
	167,548	Sunrun, Inc. * (a)		1,214,723
	63,226	Synchrony Financial		3,836,554
	16,080	T. Rowe Price Group, Inc.		1,699,978
	6,677	Target Corp.		829,550
	1,126	TE Connectivity PLC		173,438
	10,105	Texas Instruments, Inc. (b)		1,980,479
	2,420	Textron, Inc.		180,847
	1,803	Timken Co.		146,043
	804	Toll Brothers, Inc.		89,759
	6,002	Tri Pointe Homes, Inc. *		190,023
	160,204	TRU Taj LLC/TRU Taj Finance, Inc. * (d)		173,554
	5,732	Truist Financial Corp.		265,678
	23,815	Tyson Foods, Inc. – Class A		1,460,812
	79,691	U.S. Bancorp		3,737,508
	1,370	UFP Industries, Inc.		146,590
	29,272	United Parcel Service, Inc. – Class B (b)		3,484,246
	210	United Therapeutics Corp. *		67,211
	6,012	Unum Group		494,727
	2,483	Valero Energy Corp.		324,603
	1,652	Valmont Industries, Inc.		575,507
	1,100	Veralto Corp. (b)		109,736
	148,084	Verizon Communications, Inc. (b)		6,382,420
	236,102	Viatris, Inc.		2,179,221
	27,161	VICI Properties, Inc. – (REIT)		882,461
	5,100	Viper Energy, Inc.		237,507
	1,676	Vulcan Materials Co. (b)		414,492
	268,471	Walgreens Boots Alliance, Inc. (a)		2,867,270
	30,721	Wells Fargo & Co. (b)		2,406,069
	50,989	Western Union Co.		552,211
	4,479	Whirlpool Corp. (a)		455,917
	8,821	WillScot Holdings Corp. * (a)		290,652

See accompanying notes to the financial statements.	58

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	41,411	Zoom Communications, Inc. – Class A * (b)		3,051,991

		Total United States		343,386,721

		Vietnam — 0.1%
	14,900	Masan Consumer Corp.		86,875
	110,900	PetroVietNam Ca Mau Fertilizer JSC		153,838
	121,400	Quang Ngai Sugar JSC		239,427
	129,200	Vietnam Dairy Products JSC		314,672
	96,900	Vietnam Engine & Agricultural Machinery Corp.		152,811

		Total Vietnam		947,623

		TOTAL COMMON STOCKS (COST $1,797,727,166)		1,590,113,081

		PREFERRED STOCKS (g) — 1.7%
		Brazil — 1.1%
	485,600	Banco Bradesco SA		927,050
	1,184,568	Bradespar SA		3,339,843
	2,963,850	Cia Energetica de Minas Gerais		5,602,855
	236,000	Gerdau SA		667,798
	704,359	Gerdau SA Sponsored ADR		1,993,336
	55,300	Itau Unibanco Holding SA		299,998
	24,400	Itau Unibanco Holding SA Sponsored ADR		133,956
	336,200	Marcopolo SA		419,704
	997,600	Petroleo Brasileiro SA		6,087,958
	122,470	Petroleo Brasileiro SA ADR (b)		1,495,359

		Total Brazil		20,967,857

		Chile — 0.1%
	52,000	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)		1,995,240

		Colombia — 0.0%
	4,913	Bancolombia SA		50,741
	22,110	Bancolombia SA Sponsored ADR		922,429

		Total Colombia		973,170

		Germany — 0.4%
	19,179	Bayerische Motoren Werke AG		1,568,143
	59,910	Porsche Automobil Holding SE		2,331,823
	1,257	Villeroy & Boch AG		19,691
	46,154	Volkswagen AG		4,975,545

		Total Germany		8,895,202

		Russia — 0.0%
	15,222	Bashneft PJSC (d) (f)		—
	79,750	Nizhnekamskneftekhim PJSC (d) (f)		—
	49,530	Sberbank of Russia PJSC (d) (f)		—
	20,862,000	Surgutneftegas PAO (d) (f)		—
	12,313	Tatneft PJSC (d) (f)		—
$			$
Shares / Par Value†		Description	Value ($)
		Russia — continued
	33,700	Transneft PJSC (d) (f)		—

		Total Russia		—

		South Korea — 0.1%
	3,452	LG Electronics, Inc.		90,662
	33,261	Samsung Electronics Co. Ltd.		1,022,067
	114	Samsung Electronics Co. Ltd. GDR		88,785

		Total South Korea		1,201,514

		United States — 0.0%
	1,288,200	NII Holdings, Inc. * (e)		450,870

		TOTAL PREFERRED STOCKS (COST $58,003,542)		34,483,853

		RIGHTS/WARRANTS — 0.1%
		Canada — 0.1%
	724,783	Resolute Forest Products, Inc. * (e)		1,087,174

		Sweden — 0.0%
	SEK 16,002	AcadeMedia AB *		794

		Vietnam — 0.0%
	14,900	Masan Consumer Corp. * (e)		36,551

		TOTAL RIGHTS/WARRANTS (COST $1,062,128)		1,124,519

		INVESTMENT FUNDS — 2.9%
		United States — 2.9%
	4,418,828	Altaba, Inc.* (e)		6,628,242

	84,500	iShares Core S&P 500 ETF (b)		50,449,880

		TOTAL INVESTMENT FUNDS (COST $50,527,977)		57,078,122

		DEBT OBLIGATIONS — 26.8%
		United States — 26.8%
		U.S. Government — 26.8%
	212,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.39%, due 04/30/26 (b)		212,794,391
	171,236,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.42%, due 07/31/26 (b)		171,548,057
	75,735,987	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34 (b)		76,421,891
	71,003,550	U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35		72,928,578

59	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Par Value† / Shares		Description	Value ($)
		United States — continued
		U.S. Government — continued
	900,000	U.S. Treasury Notes, 2.88%, due 04/30/25		897,926

		Total U.S. Government		534,590,843

		Total United States		534,590,843

		TOTAL DEBT OBLIGATIONS (COST $530,594,558)		534,590,843

		MUTUAL FUNDS — 0.2%
		United States — 0.2%
		Affiliated Issuers — 0.2%
	807,093	GMO U.S. Treasury Fund, Class VI (formerly Core Class) (h)		4,043,535

		TOTAL MUTUAL FUNDS (COST $4,043,745)		4,043,535

		SHORT-TERM INVESTMENTS — 4.1%
		Money Market Funds — 0.3%
	762,348	State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund, 4.20% (i)		762,348
	6,248,852	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (j)		6,248,852

		Total Money Market Funds		7,011,200

		Repurchase Agreements — 3.8%
	75,063,713	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/28/25, maturing on 03/03/25 with a maturity value of $75,090,923 and an effective yield of 4.35%, collateralized by a U.S. Treasury Note with maturity date 01/31/29 and a market value of $76,564,987.		75,063,713

		TOTAL SHORT-TERM INVESTMENTS (COST $82,074,913)		82,074,913

		TOTAL INVESTMENTS — 115.7% (Cost $2,524,034,029)		2,303,508,866

		SECURITIES SOLD SHORT — (16.8)%
		Common Stocks — (16.7)%
		Australia — (0.6)%
	(18,124)	ASX Ltd.		(758,361)
	(54,428)	CAR Group Ltd.		(1,266,000)
	(4,041)	Cochlear Ltd.		(652,451)
	(258,589)	Lottery Corp. Ltd.		(765,487)
	(13,843)	Mineral Resources Ltd.		(196,225)
	(14,785)	Pro Medicus Ltd.		(2,357,013)
	(3,364)	Ramsay Health Care Ltd.		(72,201)
	(8,347)	REA Group Ltd.		(1,247,578)
	(39,267)	WiseTech Global Ltd.		(2,212,843)
$			$
Shares		Description	Value ($)
		Australia — continued
	(24,737)	Xero Ltd. *		(2,653,286)

		Total Australia		(12,181,445)

		Austria — (0.0)%
	(11,088)	Verbund AG		(836,380)

		Belgium — (0.2)%
	(4,501)	Argenx SE *		(2,813,054)
	(60)	Lotus Bakeries NV		(543,651)

		Total Belgium		(3,356,705)

		Brazil — (0.1)%
	(230,441)	NU Holdings Ltd. – Class A *		(2,477,241)

		Canada — (1.2)%
	(17,647)	Agnico Eagle Mines Ltd.		(1,699,053)
	(109,700)	AltaGas Ltd.		(2,688,001)
	(19,550)	Brookfield Renewable Corp.		(544,468)
	(58,006)	Cameco Corp.		(2,554,584)
	(70,664)	Enbridge, Inc.		(3,019,473)
	(21,545)	Franco-Nevada Corp.		(3,079,642)
	(59,130)	GFL Environmental, Inc.		(2,670,311)
	(110,922)	Pan American Silver Corp.		(2,643,271)
	(71,198)	Pembina Pipeline Corp.		(2,767,466)
	(39,478)	Restaurant Brands International, Inc.		(2,575,939)

		Total Canada		(24,242,208)

		Denmark — (0.2)%
	(21,609)	Coloplast AS – Class B		(2,301,257)
	(57,028)	Tryg AS		(1,246,932)

		Total Denmark		(3,548,189)

		Finland — (0.0)%
	(2,831)	Orion Oyj – Class B		(159,331)

		France — (0.4)%
	(8,677)	Accor SA		(434,575)
	(14,154)	Aeroports de Paris SA		(1,450,668)
	(125,288)	Getlink SE		(2,078,011)
	(1,134)	Hermes International SCA		(3,236,924)

		Total France		(7,200,178)

		Germany — (0.7)%
	(11,778)	adidas AG		(3,010,581)
	(4,090)	CTS Eventim AG & Co. KGaA		(449,089)
	(64,791)	Delivery Hero SE *		(1,852,271)
	(8,302)	MTU Aero Engines AG		(2,892,732)
	(2,517)	Qiagen NV *		(96,414)
	(1,204)	Rational AG		(1,086,480)
	(77)	Rheinmetall AG		(81,321)
	(45,311)	Siemens Energy AG *		(2,605,678)

See accompanying notes to the financial statements.	60

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		Germany — continued
	(15,230)	Talanx AG		(1,386,077)

		Total Germany		(13,460,643)

		Israel — (0.4)%
	(7,773)	CyberArk Software Ltd. *		(2,828,206)
	(9,969)	Monday.com Ltd. *		(2,958,500)
	(11,942)	Wix.com Ltd. *		(2,396,640)

		Total Israel		(8,183,346)

		Italy — (0.4)%
	(51,565)	Amplifon SpA		(1,311,084)
	(6,525)	Ferrari NV		(3,068,406)
	(133,419)	FinecoBank Banca Fineco SpA		(2,498,032)
	(210,043)	Infrastrutture Wireless Italiane SpA		(2,103,603)

		Total Italy		(8,981,125)

		Japan — (1.5)%
	(8,300)	Advantest Corp.		(465,107)
	(113,500)	Aeon Co. Ltd.		(2,784,658)
	(89,100)	ANA Holdings, Inc.		(1,690,642)
	(77,900)	Asics Corp.		(1,744,399)
	(6,300)	Dentsu Group, Inc.		(130,780)
	(8,800)	Disco Corp.		(2,233,489)
	(200)	Fast Retailing Co. Ltd.		(61,042)
	(7,700)	Fujikura Ltd.		(321,362)
	(223,500)	Japan Exchange Group, Inc.		(2,377,307)
	(58,900)	Kobe Bussan Co. Ltd.		(1,301,769)
	(14,300)	Lasertec Corp.		(1,294,926)
	(110,500)	MonotaRO Co. Ltd.		(1,856,298)
	(125,700)	Oriental Land Co. Ltd.		(2,587,058)
	(421,000)	Rakuten Group, Inc. *		(2,605,414)
	(88,000)	Shiseido Co. Ltd.		(1,599,468)
	(2,309,400)	SoftBank Corp.		(3,292,159)
	(54,400)	Tokyu Corp.		(628,238)
	(17,900)	West Japan Railway Co.		(354,700)
	(31,500)	Zensho Holdings Co. Ltd.		(1,594,727)
	(9,700)	ZOZO, Inc.		(303,383)

		Total Japan		(29,226,926)

		Netherlands — (0.4)%
	(1,728)	Adyen NV *		(3,154,296)
	(18,486)	BE Semiconductor Industries NV		(2,084,514)
	(39,607)	InPost SA *		(685,320)
	(105,513)	Universal Music Group NV		(2,935,781)

		Total Netherlands		(8,859,911)

		Norway — (0.1)%
	(18,879)	Kongsberg Gruppen ASA		(2,296,705)

		Peru — (0.1)%
	(25,568)	Southern Copper Corp.		(2,273,789)

$			$
Shares		Description	Value ($)
		Singapore — (0.2)%
	(503,200)	CapitaLand Investment Ltd.		(956,745)
	(528,327)	Grab Holdings Ltd. – Class A *		(2,562,386)
	(177,700)	Keppel Ltd.		(904,483)
	(15,500)	Singapore Airlines Ltd.		(78,123)
	(78,000)	Singapore Technologies Engineering Ltd.		(312,554)

		Total Singapore		(4,814,291)

		Spain — (0.3)%
	(77,457)	Cellnex Telecom SA *		(2,759,321)
	(67,661)	Ferrovial SE		(3,006,492)

		Total Spain		(5,765,813)

		Sweden — (0.4)%
	(86,679)	Beijer Ref AB		(1,294,586)
	(87,155)	EQT AB		(2,714,007)
	(3,785)	Lifco AB – B Shares		(129,673)
	(5,131)	Spotify Technology SA *		(3,119,699)

		Total Sweden		(7,257,965)

		Switzerland — (0.3)%
	(35,836)	Avolta AG		(1,628,257)
	(5,436)	Bachem Holding AG		(351,920)
	(1,066)	Partners Group Holding AG		(1,578,493)
	(65,380)	SIG Group AG		(1,299,255)
	(2,478)	VAT Group AG		(937,887)

		Total Switzerland		(5,795,812)

		United Kingdom — (1.1)%
	(66,730)	Auto Trader Group PLC		(654,990)
	(260,092)	Informa PLC		(2,829,197)
	(22,555)	InterContinental Hotels Group PLC		(2,825,702)
	(21,225)	London Stock Exchange Group PLC		(3,173,723)
	(249,279)	Melrose Industries PLC		(2,023,548)
	(201,743)	Phoenix Group Holdings PLC		(1,321,304)
	(406,647)	Rolls-Royce Holdings PLC *		(3,838,910)
	(65,428)	Severn Trent PLC		(2,065,600)
	(1,222)	Spirax Group PLC		(112,836)
	(6,373)	United Utilities Group PLC		(78,818)
	(198,771)	Wise PLC – Class A *		(2,491,985)

		Total United Kingdom		(21,416,613)

		United States — (8.1)%
	(6,806)	AbbVie, Inc.		(1,422,658)
	(219,115)	AES Corp.		(2,539,543)
	(11,190)	Alnylam Pharmaceuticals, Inc. *		(2,761,132)
	(10,014)	Arthur J Gallagher & Co.		(3,382,128)
	(5,268)	Axon Enterprise, Inc. *		(2,783,875)
	(8,997)	Bentley Systems, Inc. – Class B		(394,968)
	(17,524)	Boeing Co. *		(3,060,216)
	(10,464)	Burlington Stores, Inc. *		(2,608,989)
	(11,961)	Carvana Co. *		(2,788,109)
	(53,689)	Chipotle Mexican Grill, Inc. *		(2,897,595)

61	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		United States — continued
	(5,141)	Cintas Corp.		(1,066,757)
	(21,660)	Cloudflare, Inc. – Class A *		(3,147,198)
	(975)	CoStar Group, Inc. *		(74,344)
	(73)	Costco Wholesale Corp.		(76,549)
	(37,358)	Dayforce, Inc. *		(2,315,822)
	(24,195)	Dexcom, Inc. *		(2,138,112)
	(64,127)	DraftKings, Inc. – Class A *		(2,812,610)
	(469)	Ecolab, Inc.		(126,166)
	(57,875)	EQT Corp.		(2,787,839)
	(55,394)	Equitable Holdings, Inc.		(3,047,778)
	(6,159)	Erie Indemnity Co. – Class A		(2,636,483)
	(46,746)	Exact Sciences Corp. *		(2,216,228)
	(2,943)	Expand Energy Corp.		(291,004)
	(1,536)	Fair Isaac Corp. *		(2,897,434)
	(25,241)	Fastenal Co.		(1,911,501)
	(38,040)	Fidelity National Information Services, Inc.		(2,705,405)
	(12,276)	Fiserv, Inc. *		(2,893,330)
	(10,931)	Flutter Entertainment PLC *		(3,017,014)
	(1,825)	Fortinet, Inc. *		(197,118)
	(5,309)	Gartner, Inc. *		(2,645,581)
	(1,995)	GE Vernova, Inc.		(668,684)
	(574)	Howmet Aerospace, Inc.		(78,408)
	(3,896)	HubSpot, Inc. *		(2,820,665)
	(13,307)	Hyatt Hotels Corp. – Class A		(1,875,622)
	(10,669)	Insulet Corp. *		(2,904,849)
	(31,277)	Liberty Media Corp.-Liberty Formula One – Class C *		(3,016,041)
	(6,644)	Linde PLC		(3,103,080)
	(20,251)	Live Nation Entertainment, Inc. *		(2,903,183)
	(9,949)	Manhattan Associates, Inc. *		(1,759,779)
	(28,088)	Marvell Technology, Inc.		(2,579,040)
	(4,920)	Mastercard, Inc. – Class A		(2,835,445)
	(631)	McKesson Corp.		(404,004)
	(855)	MercadoLibre, Inc. *		(1,814,199)
	(9,907)	MongoDB, Inc. *		(2,649,429)
	(1,351)	Monolithic Power Systems, Inc.		(825,474)
	(5,354)	Moody’s Corp.		(2,698,095)
	(3,476)	Motorola Solutions, Inc.		(1,530,205)
	(4,870)	MSCI, Inc.		(2,875,784)
	(30,243)	Okta, Inc. *		(2,736,689)
	(28,212)	ONEOK, Inc.		(2,832,203)
	(32,192)	Palantir Technologies, Inc. – Class A *		(2,733,745)
	(1,620)	Palo Alto Networks, Inc. *		(308,497)
	(20,880)	Paychex, Inc.		(3,166,870)
	(199,941)	Rivian Automotive, Inc. – Class A *		(2,367,301)
	(42,551)	ROBLOX Corp. – Class A *		(2,707,946)
	(1,086)	Roku, Inc. *		(90,692)
	(56,621)	Rollins, Inc.		(2,966,374)
	(511)	Royal Caribbean Cruises Ltd.		(125,757)
	(54,449)	Samsara, Inc. – Class A *		(2,596,128)
	(2,965)	ServiceNow, Inc. *		(2,756,738)
	(16,331)	Snowflake, Inc. – Class A *		(2,892,220)
	(24,297)	Starbucks Corp.		(2,813,836)
	(1,208)	STERIS PLC		(264,866)
$			$
Shares		Description	Value ($)
		United States — continued
	(15,034)	Take-Two Interactive Software, Inc. *		(3,186,907)
	(8,320)	Tesla, Inc. *		(2,437,594)
	(618)	Texas Pacific Land Corp.		(882,473)
	(68,870)	Toast, Inc. – Class A *		(2,658,382)
	(9,989)	Trade Desk, Inc. – Class A *		(702,426)
	(2,072)	TransDigm Group, Inc.		(2,832,838)
	(1,999)	Tyler Technologies, Inc. *		(1,216,252)
	(591)	Verisk Analytics, Inc.		(175,474)
	(18,883)	Vistra Corp.		(2,523,902)
	(5,344)	Watsco, Inc.		(2,695,140)
	(1,117)	West Pharmaceutical Services, Inc.		(259,524)
	(54,598)	Williams Cos., Inc.		(3,176,512)
	(33,897)	Zillow Group, Inc. – Class C *		(2,598,544)
	(13,900)	Zscaler, Inc. *		(2,727,597)

		Total United States		(160,418,899)

		TOTAL COMMON STOCKS (PROCEEDS $242,215,764)		(332,753,515)

		PREFERRED STOCKS (g) — (0.1)%
		Germany — (0.1)%
	(8,530)	Sartorius AG		(2,137,558)

		TOTAL PREFERRED STOCKS (PROCEEDS $2,547,865)		(2,137,558)

		TOTAL SECURITIES SOLD SHORT (PROCEEDS $244,763,629)		(334,891,073)

		Other Assets and Liabilities (net) — 1.1%		22,875,961

		TOTAL NET ASSETS — 100.0%		$1,991,493,754

See accompanying notes to the financial statements.	62

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
Alrosa PJSC	12/06/17	$15,372,968	0.0%	$—
Bashneft PJSC	03/29/18	444,288	0.0%	—
Federal Grid Co-Rosseti PJSC	10/08/19	1,057,715	0.0%	—
Gazprom Neft PJSC	10/12/21	2,944,094	0.0%	—
Gazprom PJSC	08/10/20	17,682,067	0.0%	—
GMK Norilskiy Nickel PAO	02/11/20	4,352,696	0.0%	—
Inter RAO UES PJSC	01/13/20	1,798,790	0.0%	—
LSR Group PJSC	11/30/18	882,290	0.0%	—
LSR Group PJSC GDR	09/07/20	8	0.0%	—
LUKOIL PJSC	01/09/20	18,997,557	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	10/11/17	4,815,566	0.0%	—
Mechel PJSC	11/12/21	133,558	0.0%	—
Moscow Exchange MICEX-RTS PJSC	10/20/17	3,091,486	0.0%	—
Mosenergo PJSC	11/19/21	224,074	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	79,541	0.0%	—
Novatek PJSC	10/21/21	2,148,138	0.0%	—
Novolipetsk Steel PJSC	02/13/18	9,617,214	0.0%	—
PhosAgro PJSC	08/15/22	434,931	0.0%	—
PhosAgro PJSC GDR	10/15/21	2,792	0.0%	—
Polyus PJSC	07/27/20	5,699,094	0.0%	—
Polyus PJSC GDR	02/24/23	0	0.0%	—
RusHydro PJSC	05/06/21	538,627	0.0%	—
Sberbank of Russia PJSC	07/10/19	29,636,901	0.0%	—
Sberbank of Russia PJSC	01/10/22	183,324	0.0%	—
Severstal PAO	02/02/21	126,124	0.0%	—
Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	—
SFI PJSC	09/11/18	318,293	0.0%	—
Surgutneftegas PAO	07/20/17	12,778,800	0.0%	—
Surgutneftegas PAO	11/02/18	12,687,089	0.0%	—
Tatneft PJSC	11/02/18	8,698,468	0.0%	—
Tatneft PJSC	12/15/21	71,966	0.0%	—
Transneft PJSC	08/12/21	683,438	0.0%	—
Unipro PJSC	12/18/19	32,903	0.0%	—
United Co. RUSAL International PJSC	11/12/21	56,186	0.0%	—
VTB Bank PJSC	01/09/20	587,690	0.0%	—

				$—

63	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

A summary of outstanding financial instruments at February 28, 2025 is as follows:

Futures Contracts

$			$		$		$
Number of Contracts +		Type	Expiration Date		Notional Amount ($)		Value/Net Unrealized Appreciation (Depreciation) ($)
	Buys
	1,035	U.S. Treasury Note 10 Yr. (CBT)		June 2025		114,982,031		556,564
	1,097	U.S. Treasury Note 2 Yr. (CBT)		June 2025		227,044,719		766,819
	2,569	U.S. Treasury Note 5 Yr. (CBT)		June 2025		277,291,438		1,394,369
	513	U.S. Treasury Ultra 10 Yr. (CBT)		June 2025		58,610,250		363,750

						$677,928,438		$3,081,502

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S42	USD 53,400,000	1.00%	1.57%	N/A	12/20/2029	Quarterly	1,607,340	1,275,352	(331,988)
CDX.NA.HY.S43	USD 26,400,000	5.00%	3.09%	N/A	12/20/2029	Quarterly	(1,947,000)	(2,013,290)	(66,290)

							$(339,660)	$(737,938)	$(398,278)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	1 Day Overnight Federal Funds Effective Rate plus 0.50%	GS	USD 50,942,515	03/21/2025	Monthly	—	492,635	492,635

See accompanying notes to the financial statements.	64

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2025

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	10,221,839	06/24/2026	Monthly	—	331,870	331,870
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	14,334,058	06/18/2025	Monthly	—	(287,577)	(287,577)

							$—	$536,928	$536,928

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.
(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).
(f)	The security is restricted as to resale.
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).
(i)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.
(j)	The rate disclosed is the 7 day net yield as of February 28, 2025.
(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

65	See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		MUTUAL FUNDS — 99.9%
		Affiliated Issuers — 99.9%
	8,251,818	GMO International Equity Fund, Class IV		220,571,098
	4,905,938	GMO International Opportunistic Value Fund, Class IV		74,374,016
	1,079,509	GMO-Usonian Japan Value Creation Fund, Class VI		22,021,978

		TOTAL MUTUAL FUNDS (COST $277,219,939)		316,967,092

		SHORT-TERM INVESTMENTS — 0.1%
		Money Market Funds — 0.1%
	339,178	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		339,178

		TOTAL SHORT-TERM INVESTMENTS (COST $339,178)		339,178

		TOTAL INVESTMENTS — 100.0% (Cost $277,559,117)		317,306,270
		Other Assets and Liabilities (net) — 0.0%		77,919

		TOTAL NET ASSETS — 100.0%		$317,384,189

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

See accompanying notes to the financial statements.	66

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares		Description	Value ($)
		MUTUAL FUNDS — 99.9%
		Affiliated Issuers — 99.9%
	3,754,896	GMO Emerging Markets Fund, Class VI		86,475,260
	5,692,642	GMO International Equity Fund, Class IV		152,164,318
	3,979,963	GMO International Opportunistic Value Fund, Class IV		60,336,245
	1,075,161	GMO-Usonian Japan Value Creation Fund, Class VI		21,933,281

		TOTAL MUTUAL FUNDS (COST $323,718,555)		320,909,104

		SHORT-TERM INVESTMENTS — 0.1%
		Money Market Funds — 0.1%
	211,603	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (a)		211,603

		TOTAL SHORT-TERM INVESTMENTS (COST $211,603)		211,603

		TOTAL INVESTMENTS — 100.0% (Cost $323,930,158)		321,120,707
		Other Assets and Liabilities (net) — 0.0%		6,228

		TOTAL NET ASSETS — 100.0%		$321,126,935

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

67	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2025

$			$
Shares / Par Value†		Description	Value ($)
		COMMON STOCKS — 0.4%
		China — 0.4%
	88,000	AviChina Industry & Technology Co. Ltd. – Class H		43,866
	78,000	Bank of Communications Co. Ltd. – Class H		66,175
	13,000	Beijing Enterprises Holdings Ltd.		44,815
	240,000	China Construction Bank Corp. – Class H		203,609
	152,000	China Railway Group Ltd. – Class H		74,984
	286,000	China Zhongwang Holdings Ltd. * (a)		—
	110,000	CITIC Ltd.		126,066
	3,500	Orient Overseas International Ltd.		46,851
	8,000	Sinopharm Group Co. Ltd. – Class H		20,158

		Total China		626,524

		Russia — 0.0%
	2,505	LUKOIL PJSC (a) (b)		—
	5,410	Novatek PJSC (a) (b)		—

		Total Russia		—

		TOTAL COMMON STOCKS (COST $833,895)		626,524

		DEBT OBLIGATIONS — 0.0%
		United States — 0.0%
		U.S. Government — 0.0%
	100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.39%, due 04/30/26 (c)		100,138

		TOTAL DEBT OBLIGATIONS (COST $99,982)		100,138

		MUTUAL FUNDS — 99.6%
		United States — 99.6%
		Affiliated Issuers — 99.6%
	1,489,914	GMO Alternative Allocation Fund, Class VI		26,416,167
	561,035	GMO Asset Allocation Bond Fund, Class VI		10,547,466
	110,749	GMO Climate Change Fund, Class III		1,908,199
	326,199	GMO Emerging Country Debt Fund, Class VI		6,687,088
	338,694	GMO Emerging Markets ex-China Fund, Class VI		3,837,405
	434,960	GMO Emerging Markets Fund, Class VI		10,017,128
	1,093,140	GMO International Equity Fund, Class IV		29,219,632
	977,217	GMO International Opportunistic Value Fund, Class IV		14,814,610
	602,882	GMO-Usonian Japan Value Creation Fund, Class VI		12,298,788
	368,960	GMO Multi-Sector Fixed Income Fund, Class IV		6,438,354
	277,672	GMO Quality Cyclicals Fund, Class VI		6,328,153
$			$
Shares		Description	Value ($)
		United States — continued
		Affiliated Issuers — continued
	175,380	GMO Quality Fund, Class VI		5,954,138
	208,390	GMO Resources Fund, Class VI		3,617,649
	238,045	GMO Small Cap Quality Fund, Class VI		5,417,916
	724,563	GMO U.S. Equity Fund, Class VI		9,607,701
	620,047	GMO U.S. Opportunistic Value Fund, Class VI		13,827,042
	733,619	GMO U.S. Treasury Fund, Class VI (formerly Core Class)		3,675,432

		Total Affiliated Issuers		170,612,868

		TOTAL MUTUAL FUNDS (COST $163,593,185)		170,612,868

		SHORT-TERM INVESTMENTS — 0.0%
		Money Market Funds — 0.0%
	34,786	State Street Institutional Treasury Money Market Fund – Premier Class, 4.27% (d)		34,786

		TOTAL SHORT-TERM INVESTMENTS (COST $34,786)		34,786

		TOTAL INVESTMENTS — 100.0% (Cost $164,561,848)		171,374,316

		Other Assets and Liabilities (net) — 0.0%		(6,451)

		TOTAL NET ASSETS — 100.0%		$171,367,865

See accompanying notes to the financial statements.	68

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2025

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2025
LUKOIL PJSC	04/03/20	$175,270	0.0%	$—
Novatek PJSC	02/24/22	46,169	0.0%	—

				$—

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (e)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	542,104	06/18/2025	Monthly	—	(11,296)	(11,296)
Total Return on Equity Basket (e)	1 Month Federal Funds Rate minus 0.40%	GS	USD	19,395	06/24/2026	Monthly	—	560	560

							$—	$(10,736)	$(10,736)

As of February 28, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	The security is restricted as to resale.
(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of February 28, 2025.
(e)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 70.

69	See accompanying notes to the financial statements.

GMO Trust Funds

February 28, 2025

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CLO - Collateralized Loan Obligation

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

ILS TELBOR01 - Tel Aviv Interbank Offered Rate 1 Month denominated in Israeli Shekel.

JSC - Joint-Stock Company

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

PRIBOR - Prague Interbank Offered Rate

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

RBOB - Reformulated Blendstock for Oxygenate Blending

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Agreed Rate denominated in South African Rand.

The rates shown on variable rate notes are the current interest rates at February 28, 2025, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC MSCI - Morgan Stanley & Co. International PLC SSB - State Street Bank and Trust Company UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar	KRW - South Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	MYR - Malaysian Ringgit
CHF - Swiss Franc	NGN - Nigeria Naira
CLP - Chilean Peso	NOK - Norwegian Krone
CNY - China Yuan Renminbi	NZD - New Zealand Dollar
COP - Colombian Peso	PEN - Peruvian Sol
CZK - Czech Republic Koruna	PHP - Philippines Peso
DOP - Dominican Republic Peso	PLN - Polish Zloty
EGP - Egypt Pound	RON - Romanian New Leu
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
HKD - Hong Kong Dollar	THB - Thai Baht
HUF - Hungarian Forint	TRY - Turkish Lira
IDR - Indonesian Rupiah	TWD - Taiwan New Dollar
ILS - Israeli Shekel	USD - United States Dollar
INR - Indian Rupee	UYU - Uruguay Peso
JPY - Japanese Yen	ZAR - South African Rand

See accompanying notes to the financial statements.	70

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025

	Alternative Allocation Fundπ	Benchmark- Free Allocation Fund		Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$25,000,000	$2,340,585,947		$265,827,163	$377,822,011
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	1,266,447,450	2,057,970		879,714,645	397,114
Repurchase agreements, at value (Note 2)(d)	50,042,475	—		154,999,412	—
Foreign currency, at value (Note 2)(e)	134,718	—		182,339	—
Cash	—	202		—	24
Receivable for investments sold	38,695,046	680,334		222,097	—
Receivable for Fund shares sold	6,000	652,513		—	—
Receivable for closed swap contracts (Note 4)	299,731	—		—	—
Dividends and interest receivable	1,869,385	7,106		2,041,697	80,298
Dividend withholding tax receivable	36,337	—		347,097	—
Foreign capital gains tax refund receivable (Note 2)	—	—		80,867	—
EU tax reclaims receivable (Note 2)	—	—		1,060,206	—
Unrealized appreciation on open forward currency contracts (Note 4)	2,936,383	—		—	—
Receivable from liquidated underlying funds (Note 2)	437,802	—		—	285,360
Due from broker (Note 2)	1,962,681	—		19,577	—
Receivable for variation margin on open futures contracts (Note 4)	450,677	—		842,240	—
Receivable for open OTC swap contracts (Note 4)	6,472,376	—		337,647	—
Interest receivable for open OTC swap contracts (Note 4)	322,211	—		13,632	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	2,373	76,269		8,074	10,066

Total assets	1,395,115,645	2,344,060,341		1,305,696,693	378,594,873

Liabilities:
Investments sold short, at value (Note 2)(f)	602,070,260	—		152,483,955	—
Due to custodian	8,321,663	—		324,153	—
Due to broker (Note 2)	357,575	—		—	—
Payable for cash collateral from securities loaned (Note 2)	—	—		5,204,581	—
Payable for investments purchased	63,198,027	—		115,805	2,094
Payable for Fund shares repurchased	821,124	261,930		—	72,700
Payable to affiliate for (Note 5):
Management fee	396,485	1,162,756		—	—
Supplemental support fee – Class MF	—	471	*	—	—
Shareholder service fee	44,632	241,002		—	—
Payable for variation margin on open futures contracts (Note 4)	986,795	—		—	—
Payable for variation margin on open cleared swap contracts (Note 4)	388,903	—		34,940	—
Payable for closed swap contracts (Note 4)	34,470	—		27,959	—
Unrealized depreciation on open forward currency contracts (Note 4)	2,560,332	—		—	—
Interest payable for open OTC swap contracts (Note 4)	76,127	—		—	—
Payable for open OTC swap contracts (Note 4)	1,166,637	—		126,431	—
Payable to Trustees and related expenses	785	11,384		4,527	1,739
Interest and dividend payable for short sales	850,270	—		77,810	—
Written options outstanding, at value (Note 4)(g)	5,022,790	—		—	—
Accrued expenses	566,640	315,007		625,561	93,620

Total liabilities	686,863,515	1,992,550		159,025,722	170,153

Commitments and contingent liabilities (Note 5)
Net assets	$708,252,130	$2,342,067,791		$1,146,670,971	$378,424,720

(a) Cost of investments – affiliated issuers:	$25,000,000	$2,353,805,538		$287,452,147	$391,069,444
(b) Cost of investments – unaffiliated issuers:	$1,253,750,684	$2,057,970		$925,390,781	$397,114
(c) Includes securities on loan at value (Note 2):	$6,625,322	$—		$19,065,135	$—
(d) Cost of investments – repurchase agreements:	$50,042,475	$—		$154,999,412	$—
(e) Cost of foreign currency:	$185,941	$—		$194,620	$—
(f) Proceeds from securities sold short:	$599,329,336	$—		$113,441,707	$—
(g) Premiums on written options:	$4,127,189	$—		$—	$—

71	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Alternative Allocation Fundπ	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:
Paid-in capital	$702,371,678	$2,673,103,860	$1,435,229,023	$615,373,372
Distributable earnings (accumulated loss)	5,880,452	(331,036,069)	(288,558,052)	(236,948,652)

	$708,252,130	$2,342,067,791	$1,146,670,971	$378,424,720

Net assets attributable to:
Class III	$—	$881,638,867	$1,146,670,971	$356,203,317

Class IV	$—	$709,852,618	$—	$—

Class VI	$601,323,745	$—	$—	$—

Class R6	$8,335	$320,003,609	$—	$7,945,944

Class I	$106,920,050	$430,572,697	$—	$14,275,459

Shares outstanding:
Class III	—	33,247,530	59,563,464	10,799,913

Class IV	—	26,758,993	—	—

Class VI	33,907,880	—	—	—

Class R6	467	12,081,373	—	241,069

Class I	6,074,729	16,261,372	—	432,873

Net asset value per share:
Class III	$—	$26.52	$19.25	$32.98

Class IV	$—	$26.53	$—	$—

Class VI	$17.73	$—	$—	$—

Class R6	$17.87	$26.49	$—	$32.96

Class I	$17.60	$26.48	$—	$32.98

*	Class MF liquidated on March 12, 2024.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	72

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund[b]	International Developed Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$79,218,645	$582,367,821	$4,043,535	$316,967,092
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	69,931	409,526	2,224,401,618	339,178
Repurchase agreements, at value (Note 2)(d)	—	—	75,063,713	—
Foreign currency, at value (Note 2)(e)	—	—	421,378	—
Cash	—	—	14,148,971	—
Receivable for investments sold	—	—	474,454	—
Receivable for Fund shares sold	—	820	—	138,481
Dividends and interest receivable	245	1,298	5,415,440	1,358
Dividend withholding tax receivable	—	—	950,365	—
Foreign capital gains tax refund receivable (Note 2)	—	—	15,860	—
Due from broker (Note 2)	—	—	5,554,475	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	1,948,457	—
Receivable for open OTC swap contracts (Note 4)	—	—	824,505	—
Interest receivable for open OTC swap contracts (Note 4)	—	—	34,181	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	2,676	14,526	1,024	5,081

Total assets	79,291,497	582,793,991	2,333,297,976	317,451,190

Liabilities:
Investments sold short, at value (Note 2)(f)	—	—	334,891,073	—
Due to broker (Note 2)	—	—	36,208	—
Payable for cash collateral from securities loaned (Note 2)	—	—	4,221,773	—
Payable for investments purchased	—	—	257,996	—
Payable for Fund shares repurchased	—	—	680,334	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	64,536	—
Payable for closed swap contracts (Note 4)	—	—	51,827	—
Payable for open OTC swap contracts (Note 4)	—	—	287,577	—
Payable to Trustees and related expenses	381	2,593	11,171	1,425
Interest and dividend payable for short sales	—	—	173,099	—
Accrued expenses	36,087	127,659	1,128,628	65,576

Total liabilities	36,468	130,252	341,804,222	67,001

Net assets	$79,255,029	$582,663,739	$1,991,493,754	$317,384,189

(a) Cost of investments – affiliated issuers:	$71,068,739	$564,208,766	$4,043,745	$277,219,939

(b) Cost of investments – unaffiliated issuers:	$69,931	$409,526	$2,444,926,571	$339,178
(c) Includes securities on loan at value (Note 2):	$—	$—	$35,242,362	$—
(d) Cost of investments – repurchase agreements:	$—	$—	$75,063,713	$—
(e) Cost of foreign currency:	$—	$—	$463,530	$—
(f) Proceeds from securities sold short:	$—	$—	$244,763,629	$—

73	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund[b]	International Developed Equity Allocation Fund
Net assets consist of:
Paid-in capital	$141,816,600	$705,615,349	$2,881,114,980	$447,007,520
Distributable earnings (accumulated loss)	(62,561,571)	(122,951,610)	(889,621,226)	(129,623,331)

	$79,255,029	$582,663,739	$1,991,493,754	$317,384,189

Net assets attributable to:
Core Class	$—	$—	$1,991,493,754	$—

Class III	$79,255,029	$531,869,389	$—	$179,134,301

Class R6	$—	$46,036,754	$—	$138,249,888

Class I	$—	$4,757,596	$—	$—

Shares outstanding:
Core Class	—	—	151,019,852	—

Class III	3,022,376	18,223,072	—	9,660,310

Class R6	—	1,577,539	—	7,456,475

Class I	—	163,139	—	—

Net asset value per share:
Core Class	$—	$—	$13.19	$—

Class III	$26.22	$29.19	$—	$18.54

Class R6	$—	$29.18	$—	$18.54

Class I	$—	$29.16	$—	$—

b	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	International Equity Allocation Fund	Strategic Opportunities Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$320,909,104	$170,612,868
Investments in unaffiliated issuers, at value (Note 2)(b)	211,603	761,448
Foreign currency, at value (Note 2)(c)	—	35,681
Receivable for Fund shares sold	73,968	—
Dividends and interest receivable	883	33,182
Dividend withholding tax receivable	—	26,903
Receivable for open OTC swap contracts (Note 4)	—	560
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	4,492	10,906

Total assets	321,200,050	171,481,548

Liabilities:
Due to custodian	—	23,487
Payable for investments purchased	—	7,706
Payable for open OTC swap contracts (Note 4)	—	11,296
Payable to Trustees and related expenses	1,457	770
Interest and dividend payable for short sales	—	2,494
Accrued expenses	71,658	67,930

Total liabilities	73,115	113,683

Net assets	$321,126,935	$171,367,865

(a) Cost of investments – affiliated issuers:	$323,718,555	$163,593,185
(b) Cost of investments – unaffiliated issuers:	$211,603	$968,663
(c) Cost of foreign currency:	$—	$35,465

75	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2025 — (Continued)

	International Equity Allocation Fund	Strategic Opportunities Allocation Fund
Net assets consist of:
Paid-in capital	$503,046,141	$168,444,861
Distributable earnings (accumulated loss)	(181,919,206)	2,923,004

	$321,126,935	$171,367,865

Net assets attributable to:
Class III	$96,259,949	$171,367,865

Class R6	$224,866,986	$—

Shares outstanding:
Class III	3,249,966	10,056,903

Class R6	7,595,560	—

Net asset value per share:
Class III	$29.62	$17.04

Class R6	$29.61	$—

See accompanying notes to the financial statements.	76

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2025

	Alternative Allocation Fundπ	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment income:
Interest	$4,698,347	$7,279	$13,880,651	$1,477
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	4,192,095	128,367	29,535,105	79,063
Dividends from affiliated issuers (Note 10)	159,358	134,141,392	6,919,769	13,287,957
Securities lending income from affiliated issuers (net)	—	—	114,242	—
Securities lending income (net)	—	—	41,551	—
Other income (Note 2)	197	—	2,074,525	—

Total investment income	9,049,997	134,277,038	52,565,843	13,368,497

Expenses:
Management fee (Note 5)	1,631,177	16,342,656	—	—
Shareholder service fee – Class III (Note 5)	—	1,441,683	—	—
Shareholder service fee – Class IV (Note 5)	—	821,431	—	—
Shareholder service fee – Class VI (Note 5)	48,891	—	—	—
Shareholder service fee – Class R6 (Note 5)	18	460,329	—	—
Shareholder service fee – Class I (Note 5)	296,005	601,698	—	—
Supplemental support fee – Class MF (Note 5)	—	23,684 *	—	—
Audit and tax fees	143,351	43,904	167,191	37,650
Custodian, fund accounting agent and transfer agent fees	543,179	612,831	787,314	92,839
Dividend expense on short sales	2,326,015	—	3,142,697	—
Legal fees	7,805	47,367	2,162,794	7,745
Registration fees	41,450	63,186	8,202	41,189
Trustees’ fees and related expenses (Note 5)	10,989	152,912	63,573	22,288
Interest expense and borrowing costs for investments sold short (Note 2)	669,155	—	1,070,002	—
Miscellaneous	115,228	54,792	229,387	5,055

Total expenses	5,833,263	20,666,473	7,631,160	206,766
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(567,905)	(388,031)	(676,920)	(169,279)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(16,452)	(706,986)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(1,707)	(103,199)	—	—

Net expenses	5,247,199	19,468,257	6,954,240	37,487

Net investment income (loss)	3,802,798	114,808,781	45,611,603	13,331,010

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	14,044,679	—	113,751,949	—
Investments in affiliated issuers	(902,881)	74,823,014	(1,883,134)	(4,675,940)
Investments in securities sold short	(6,968,852)	—	(24,926,383)	—
Realized gain distributions from affiliated issuers (Note 10)	—	—	—	10,352,728
Futures contracts	(7,535,485)	—	(4,595,002)	—
Written options	4,382,943	—	—	—
Swap contracts	(13,094,091)	—	(1,499,172)	—
Forward currency contracts	2,373,771	—	—	—
Foreign currency and foreign currency related transactions	394,975	—	(708,174)	—

Net realized gain (loss)	(7,304,941)	74,823,014	80,140,084	5,676,788

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	7,504,775	—	(39,928,906)	—
Investments in affiliated issuers	565,506	(6,073,812)	(196,113)	8,427,584
Investments in securities sold short	2,340,105	—	(3,850,377)	—
Futures contracts	3,972,327	—	1,269,978	—
Written options	(1,081,361)	—	—	—
Swap contracts	1,257,450	—	55,507	—
Forward currency contracts	(842,552)	—	—	—
Foreign currency and foreign currency related transactions	(22,328)	—	23,680	—

Net change in unrealized appreciation (depreciation)	13,693,922	(6,073,812)	(42,626,231)	8,427,584

Net realized and unrealized gain (loss)	6,388,981	68,749,202	37,513,853	14,104,372

Net increase (decrease) in net assets resulting from operations	$10,191,779	$183,557,983	$83,125,456	$27,435,382

(a) Withholding tax:	$232,454	$—	$2,630,317	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$61,650	$—	$1,746,941	$—

77	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2025 — (Continued)

		Alternative Allocation Fundπ	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
(c)	Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$(56,509)	$—	$(1,683,831)	$—

*	Class MF liquidated on March 12, 2024.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	78

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2025 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund[b]	International Developed Equity Allocation Fund
Investment income:
Dividends from affiliated issuers (Note 10)	$2,105,141	$19,173,247	$—	$12,376,828
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	3,202	23,695	70,609,612	13,551
Interest	129	375	42,757,100	710
Securities lending income from affiliated issuers (net)	—	—	125,957	—
Securities lending income (net)	—	—	70,510	—
Other income (Note 2)	—	—	257,566	—

Total investment income	2,108,472	19,197,317	113,820,745	12,391,089

Expenses:
Audit and tax fees	28,929	39,303	258,212	31,412
Custodian, fund accounting agent and transfer agent fees	16,194	98,349	1,430,239	53,862
Dividend expense on short sales	—	—	8,634,648	—
Legal fees	1,639	12,555	14,992,161	6,112
Registration fees	2,737	54,472	2,743	18,806
Trustees’ fees and related expenses (Note 5)	4,520	40,661	143,952	17,338
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	414,189	—
Miscellaneous	2,514	7,417	180,348	3,926

Total expenses	56,533	252,757	26,056,492	131,456
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(51,889)	(204,964)	(1,341,540)	(113,750)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(6,863)	—

Net expenses	4,644	47,793	24,708,089	17,706

Net investment income (loss)	2,103,828	19,149,524	89,112,656	12,373,383

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	289,806,283	—
Investments in affiliated issuers	156,678	(11,167,681)	(13,257)	(2,063,899)
Investments in securities sold short	—	—	(95,040,567)	—
Realized gain distributions from affiliated issuers (Note 10)	3,390,502	24,363,032	—	3,069,944
Futures contracts	—	—	(46,974,033)	—
Written options	—	—	528,396	—
Swap contracts	—	—	(280,585)	—
Forward currency contracts	—	—	3,421,802	—
Foreign currency and foreign currency related transactions	—	—	(1,486,380)	—

Net realized gain (loss)	3,547,180	13,195,351	149,961,659	1,006,045

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	—	(70,340,449)	—
Investments in affiliated issuers	2,953,542	36,250,420	95	32,528,215
Investments in securities sold short	—	—	19,073,839	—
Futures contracts	—	—	6,290,439	—
Written options	—	—	66,700	—
Swap contracts	—	—	(1,022,799)	—
Forward currency contracts	—	—	(2,459,328)	—
Foreign currency and foreign currency related transactions	—	—	190,244	—

Net change in unrealized appreciation (depreciation)	2,953,542	36,250,420	(48,201,259)	32,528,215

Net realized and unrealized gain (loss)	6,500,722	49,445,771	101,760,400	33,534,260

Net increase (decrease) in net assets resulting from operations	$8,604,550	$68,595,295	$190,873,056	$45,907,643

(a) Withholding tax:	$—	$—	$5,906,067	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$4,604,050	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$(4,435,290)	$—

b	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

79	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2025 — (Continued)

	International Equity Allocation Fund	Strategic Opportunities Allocation Fund
Investment income:
Dividends from affiliated issuers (Note 10)	$13,875,282	$5,620,247
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	8,413	1,268,622
Interest	—	1,089,029
Securities lending income (net)	—	173
Other income	—	81

Total investment income	13,883,695	7,978,152

Expenses:
Audit and tax fees	37,428	55,388
Custodian, fund accounting agent and transfer agent fees	59,361	94,069
Dividend expense on short sales	—	498,494
Legal fees	6,317	3,741
Registration fees	27,395	2,938
Trustees’ fees and related expenses (Note 5)	17,991	11,777
Interest expense and borrowing costs for investments sold short (Note 2)	—	164,402
Miscellaneous	4,191	33,421

Total expenses	152,683	864,230
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(134,203)	(168,124)

Net expenses	18,480	696,106

Net investment income (loss)	13,865,215	7,282,046

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	8,201,379
Investments in affiliated issuers	(8,462,703)	2,721,859
Investments in securities sold short	—	(9,174,753)
Realized gain distributions from affiliated issuers (Note 10)	2,587,144	4,685,215
Swap contracts	—	(84,003)
Foreign currency and foreign currency related transactions	—	(17,212)

Net realized gain (loss)	(5,875,559)	6,332,485

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	(5,470,499)
Investments in affiliated issuers	29,249,493	2,076,022
Investments in securities sold short	—	4,222,212
Swap contracts	—	(1,257)
Foreign currency and foreign currency related transactions	—	1,421

Net change in unrealized appreciation (depreciation)	29,249,493	827,899

Net realized and unrealized gain (loss)	23,373,934	7,160,384

Net increase (decrease) in net assets resulting from operations	$37,239,149	$14,442,430

(a) Withholding tax:	$—	$100,782
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$48,776
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$(46,726)

See accompanying notes to the financial statements.	80

GMO Trust Funds

Statements of Changes in Net Assets

	Alternative Allocation Fundπ		Benchmark- Free Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,802,798	$5,552,921	$114,808,781	$207,104,046
Net realized gain (loss)	(7,304,941)	2,085,159	74,823,014	(114,635,427)
Change in net unrealized appreciation (depreciation)	13,693,922	628,139	(6,073,812)	301,807,837

Net increase (decrease) in net assets from operations	10,191,779	8,266,219	183,557,983	394,276,456

Distributions to shareholders:
Class III	—	—	(42,903,798)	(65,792,550)
Class IV	—	—	(36,014,354)	(61,157,345)
Class VI	(1,552,680)	(2,188,056)	—	—
Class MF	—	—	— *	(53,048,013)
Class R6	(265)	(272)	(15,264,211)	(16,428,028)
Class I	(3,921,079)	(6,812,364)	(20,613,274)	(16,103,355)

Total distributions	(5,474,024)	(9,000,692)	(114,795,637)	(212,529,291)

Net share transactions (Note 9):
Class III	—	—	(216,310,006)	(538,139,902)
Class IV	—	—	(201,237,737)	(336,350,615)
Class VI	545,718,782	(3,947,149)	—	—
Class MF	—	—	(799,411,269)*	(336,741,850)
Class R6	2,916	1,283	13,607,541	5,370,855
Class I	(30,937,331)	(2,241,663)	59,501,200	37,604,120

Increase (decrease) in net assets resulting from net share transactions	514,784,367	(6,187,529)	(1,143,850,271)	(1,168,257,392)

Total increase (decrease) in net assets	519,502,122	(6,922,002)	(1,075,087,925)	(986,510,227)
Net assets:
Beginning of period	188,750,008	195,672,010	3,417,155,716	4,403,665,943

End of period	$708,252,130	$188,750,008	$2,342,067,791	$3,417,155,716

*	Class MF liquidated on March 12, 2024.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

81	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark- Free Fund		Global Asset Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$45,611,603	$52,507,170	$13,331,010	$15,137,562
Net realized gain (loss)	80,140,084	10,437,896	5,676,788	(1,992,243)
Change in net unrealized appreciation (depreciation)	(42,626,231)	66,295,044	8,427,584	31,172,616

Net increase (decrease) in net assets from operations	83,125,456	129,240,110	27,435,382	44,317,935

Distributions to shareholders:
Class III	(56,278,876)	(60,571,398)	(16,603,775)	(17,346,345)
Class R6	—	—	(367,015)	(1,117,067)
Class I	—	—	(612,096)	(721,894)

Total distributions	(56,278,876)	(60,571,398)	(17,582,886)	(19,185,306)

Net share transactions (Note 9):
Class III	28,302,450	(129,859,372)	13,056,649	4,796,533
Class R6	—	—	(1,690,115)	(12,455,948)
Class I	—	—	1,810,084	(2,197,145)

Increase (decrease) in net assets resulting from net share transactions	28,302,450	(129,859,372)	13,176,618	(9,856,560)

Total increase (decrease) in net assets	55,149,030	(61,190,660)	23,029,114	15,276,069
Net assets:
Beginning of period	1,091,521,941	1,152,712,601	355,395,606	340,119,537

End of period	$1,146,670,971	$1,091,521,941	$378,424,720	$355,395,606

See accompanying notes to the financial statements.	82

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,103,828	$2,556,264	$19,149,524	$26,934,290
Net realized gain (loss)	3,547,180	2,383,136	13,195,351	(4,880,033)
Change in net unrealized appreciation (depreciation)	2,953,542	6,778,447	36,250,420	94,272,749

Net increase (decrease) in net assets from operations	8,604,550	11,717,847	68,595,295	116,327,006

Distributions to shareholders:
Class III	(3,774,722)	(4,118,075)	(27,561,704)	(35,740,752)
Class R6	—	—	(2,319,408)	(2,159,378)
Class I	—	—	(244,789)	(842,829)

Total distributions	(3,774,722)	(4,118,075)	(30,125,901)	(38,742,959)

Net share transactions (Note 9):
Class III	3,770,078	(3,937,103)	(186,173,650)	50,483,647
Class R6	—	—	2,446,299	2,527,389
Class I	—	—	(7,393,214)	5,151,291

Increase (decrease) in net assets resulting from net share transactions	3,770,078	(3,937,103)	(191,120,565)	58,162,327

Total increase (decrease) in net assets	8,599,906	3,662,669	(152,651,171)	135,746,374
Net assets:
Beginning of period	70,655,123	66,992,454	735,314,910	599,568,536

End of period	$79,255,029	$70,655,123	$582,663,739	$735,314,910

83	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Implementation Fund[b]		International Developed Equity Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$89,112,656	$163,788,608	$12,373,383	$16,169,629
Net realized gain (loss)	149,961,659	94,813,492	1,006,045	(2,694,469)
Change in net unrealized appreciation (depreciation)	(48,201,259)	125,071,332	32,528,215	25,528,149

Net increase (decrease) in net assets from operations	190,873,056	383,673,432	45,907,643	39,003,309

Distributions to shareholders:
Core Class	(129,012,841)	(206,158,943)	—	—
Class III	—	—	(8,022,571)	(15,690,639)
Class R6	—	—	(6,273,861)	(502,850)

Total distributions	(129,012,841)	(206,158,943)	(14,296,432)	(16,193,489)

Net share transactions (Note 9):
Core Class	(1,299,792,491)	(683,971,651)	—	—
Class III	—	—	(101,009,333)	15,964,456
Class R6	—	—	121,279,340	(471,148)

Increase (decrease) in net assets resulting from net share transactions	(1,299,792,491)	(683,971,651)	20,270,007	15,493,308

Total increase (decrease) in net assets	(1,237,932,276)	(506,457,162)	51,881,218	38,303,128
Net assets:
Beginning of period	3,229,426,030	3,735,883,192	265,502,971	227,199,843

End of period	$1,991,493,754	$3,229,426,030	$317,384,189	$265,502,971

b	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Strategic Opportunities Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,865,215	$21,512,750	$7,282,046	$10,022,153
Net realized gain (loss)	(5,875,559)	(25,229,674)	6,332,485	3,714,125
Change in net unrealized appreciation (depreciation)	29,249,493	55,338,170	827,899	14,430,866

Net increase (decrease) in net assets from operations	37,239,149	51,621,246	14,442,430	28,167,144

Distributions to shareholders:
Class III	(5,473,723)	(6,390,915)	(10,037,862)	(12,552,752)
Class R6	(13,183,121)	(14,758,050)	—	—

Total distributions	(18,656,844)	(21,148,965)	(10,037,862)	(12,552,752)

Net share transactions (Note 9):
Class III	6,864,271	(213,964,476)	(51,070,491)	12,915,819
Class R6	(9,846,349)	(3,123,289)	—	—

Increase (decrease) in net assets resulting from net share transactions	(2,982,078)	(217,087,765)	(51,070,491)	12,915,819

Total increase (decrease) in net assets	15,600,227	(186,615,484)	(46,665,923)	28,530,211
Net assets:
Beginning of period	305,526,708	492,142,192	218,033,788	189,503,577

End of period	$321,126,935	$305,526,708	$171,367,865	$218,033,788

85	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Cash Flows — Year Ended February 28, 2025

	Alternative Allocation Fundπ	Benchmark- Free Fund	Implementation Fund[b]	Strategic Opportunities Allocation Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$10,191,779	$83,125,456	$190,873,056	$14,442,430

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	(13,693,922)	42,626,231	48,201,259	(827,899)
Net realized (gain) loss	7,304,941	(80,140,084)	(149,961,659)	(6,332,485)
Cost of purchase of investments held long	(2,547,646,240)	(1,078,043,134)	(2,233,236,312)	(91,268,513)
Cost of purchase of investments held short	(502,668,690)	(187,907,364)	(837,321,322)	(53,428,036)
Proceeds from investments held long	1,541,285,447	1,249,633,718	4,040,540,495	155,286,316
Proceeds of sales to securities sold short	1,002,064,915	104,688,616	351,449,175	12,291,787
Net accretion of discount and amortization of premium	(44,750)	(288,696)	(154,042)	(59,496)
Short-term investments, net	(7,789,323)	(104,120,997)	(1,339,042)	26,384,196
Realized gain distributions from affiliated issuers	—	—	—	4,685,215
Cash flows related to derivative transactions:
Futures contracts	(3,335,754)	(4,146,484)	(43,584,737)	—
Written option contracts	8,001,745	—	450,196	—
Swap contracts	(15,282,654)	(1,664,651)	(1,856,699)	(84,003)
Forward currency contracts	2,373,771	—	3,421,802	—
Foreign currency and foreign currency related transactions	372,647	(684,494)	(1,296,136)	(15,791)
Change in assets and liabilities:
(Increase) decrease in due from broker	(631,681)	(17)	73,356,470	—
(Increase) decrease in dividends and interest receivable	(1,414,014)	851,848	5,220,532	93,573
(Increase) decrease in dividend tax withholding	2,486	(67,659)	(55,893)	1,961
(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	84,200	55,435	132,647	8,114
(Increase) decrease in interest receivable for open OTC swap contracts	214,575	(13,632)	61,498	—
(Increase) decrease in receivable for closed swap contracts	(125,073)	—	678,915	—
(Increase) decrease in foreign capital gains tax refund receivable	—	5,498	13,554	—
(Increase) decrease in receivable from liquidated underlying funds	450,743	—	—	—
(Increase) decrease in EU tax reclaims receivable	—	(1,060,206)	165,370	—
Increase (decrease) in payable to affiliate for:
Management fee	287,544	—	—	—
Shareholder service fee	17,744	—	—	—
Increase (decrease) in due to custodian	8,321,663	(41,975)	—	(23,087)
Increase (decrease) in due to broker	357,575	—	36,208	—
Increase (decrease) in dividends and interest payable	685,476	(41,633)	(550,519)	(18,501)
Increase (decrease) in payable for closed swap contracts	(143,177)	26,886	(732,155)	—
Increase (decrease) in payable to Trustees and related expenses	(472)	(2,876)	(10,426)	(596)
Increase (decrease) in interest payable for OTC swap contracts^	(317,564)	—	(99,442)	—
Increase (decrease) in accrued foreign capital gains tax payable	—	641	—	—
Increase (decrease) in payable for cash collateral from securities loaned	—	3,821,329	755,212	—
Increase (decrease) in accrued expenses	327,608	202,073	199,841	(22,057)

Net cash provided by (used in) operating activities	(510,748,455)	26,813,829	1,445,357,846	61,113,128

Cash flows from financing activities:
Proceeds from shares sold	562,473,418	185,120,443	180,714,942	—
Shares repurchased	(50,238,923)	(210,695,887)	(1,614,473,657)	(57,729,340)
Cash distributions paid	(2,001,865)	(1,900,982)	—	(3,427,706)

Net cash provided by (used in) financing activities	510,232,630	(27,476,426)	(1,433,758,715)	(61,157,046)

Net increase (decrease) in cash	(515,825)	(662,597)	11,599,131	(43,918)
Cash, beginning of period	650,543	844,936	2,971,218	79,599

Cash, end of period	$134,718	$182,339	$14,570,349	$35,681

See accompanying notes to the financial statements.	86

GMO Trust Funds

Statements of Cash Flows — Year Ended February 28, 2025 — (Continued)

	Alternative Allocation Fundπ	Benchmark- Free Fund	Implementation Fund[b]	Strategic Opportunities Allocation Fund
Supplemental disclosure of cash flow information:
Cash paid during the period for:
^ Interest on swap contracts	$1,914,203	$—	$2,272,756	$—

π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.
b	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

87	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUNDπ

	Class VI Shares
	Year Ended February 28/29,
	2025		2024		2023	2022	2021
Net asset value, beginning of period	$18.40		$18.49		$18.08	$18.99	$19.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.58	(b)	0.26	0.05	(0.02)
Net realized and unrealized gain (loss)	(0.36	)(c)	0.28		0.32	(0.23)	0.03 (c)

Total from investment operations	(0.09)		0.86		0.58	(0.18)	0.01

Less distributions to shareholders:
From net investment income	(0.50)		(0.95)		—	—	(0.47)

From net realized gains	(0.08)		—		(0.17)	(0.73)	—

Total distributions	(0.58)		(0.95)		(0.17)	(0.73)	(0.47)

Net asset value, end of period	$17.73		$18.40		$18.49	$18.08	$18.99
Total Return(d)	(0.43)%		4.68	%(e)	3.25%	(0.99)%	0.01%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$601,324		$45,347		$49,257	$130,896	$230,386
Net operating expenses to average daily net assets(f)	0.84%		0.82%		0.81%	0.80%	0.76%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	1.66%		0.85%		0.61%	0.51%	0.49%
Total net expenses to average daily net assets(f)	2.50%		1.67%		1.42%	1.31%	1.25%
Net investment income (loss) to average daily net assets(a)	1.47%		3.15	%(b)	1.44%	0.29%	(0.10)%
Portfolio turnover rate(h)	1,129%		514%		337%	572%	410%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.18%		0.34%		0.35%	0.17%	0.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$115,562
2.90%

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	1,119%	N/A	N/A	572%	411%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	88

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

	Class R6 Shares
	Year Ended February 28/29,							Period from July 31, 2020 (commencement of operations) through February 28,
	2025		2024		2023	2022		2021
Net asset value, beginning of period	$18.50		$18.58		$18.18	$18.95		$19.33

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35		0.56	(b)	0.23	(0.00	)(c)	(0.03)
Net realized and unrealized gain (loss)	(0.46	)(d)	0.29		0.34	(0.04)		0.07	(d)

Total from investment operations	(0.11)		0.85		0.57	(0.04)		0.04

Less distributions to shareholders:
From net investment income	(0.44)		(0.93)		—	—		(0.42)
From net realized gains	(0.08)		—		(0.17)	(0.73)		—

Total distributions	(0.52)		(0.93)		(0.17)	(0.73)		(0.42)

Net asset value, end of period	$17.87		$18.50		$18.58	$18.18		$18.95

Total Return(e)	(0.53)%		4.60	%(f)	3.17%	(0.23)%		0.16	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8		$6		$4	$22		$478
Net operating expenses to average daily net assets(g)	0.99%		0.98%		0.98%	0.97%		0.93	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(h)	1.16%		0.85%		0.61%	0.58%		0.53	%*
Total net expenses to average daily net assets(g)	2.15%		1.83%		1.59%	1.55%		1.46	%*
Net investment income (loss) to average daily net assets(a)	1.91%		2.98	%(b)	1.27%	0.01%		(0.26	)%*
Portfolio turnover rate(i)	1,129%		514%		337%	572%		410	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(j)	0.28%		0.32%		0.35%	0.13%		0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$13
2.71%

(c)	Rounds to less than $0.01.
(d)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(f)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	1,119%	N/A	N/A	572%	411%

89	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	90

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

	Class I Shares
	Year Ended February 28/29,
	2025		2024		2023	2022	2021
Net asset value, beginning of period	$18.26		$18.37		$18.01	$18.96	$19.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.33		0.53	(b)	0.23	0.01	(0.09)
Net realized and unrealized gain (loss)	(0.46	)(c)	0.27		0.30	(0.23)	0.04 (c)

Total from investment operations	(0.13)		0.80		0.53	(0.22)	(0.05)

Less distributions to shareholders:
From net investment income	(0.45)		(0.91)		—	—	(0.43)
From net realized gains	(0.08)		—		(0.17)	(0.73)	—

Total distributions	(0.53)		(0.91)		(0.17)	(0.73)	(0.43)

Net asset value, end of period	$17.60		$18.26		$18.37	$18.01	$18.96

Total Return(d)	(0.69)%		4.38	%(e)	2.98%	(1.21)%	(0.30)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$106,920		$143,397		$146,410	$148,247	$268,473
Net operating expenses to average daily net assets(f)	1.11%		1.10%		1.08%	1.07%	1.02%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	1.14%		0.85%		0.60%	0.50%	0.51%
Total net expenses to average daily net assets(f)	2.25%		1.95%		1.68%	1.57%	1.53%
Net investment income (loss) to average daily net assets(a)	1.86%		2.87	%(b)	1.31%	0.06%	(0.44)%
Portfolio turnover rate(h)	1,129%		514%		337%	572%	410%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.32%		0.35%		0.37%	0.19%	0.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$352,330
2.62%

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	1,119%	N/A	N/A	572%	411%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

91	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$26.01		$24.89	$25.56	$25.97	$25.53

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.19		1.21	0.73	0.57	0.40
Net realized and unrealized gain (loss)	0.64		1.37	(0.63)	(0.35)	0.98

Total from investment operations	1.83		2.58	0.10	0.22	1.38

Less distributions to shareholders:
From net investment income	(1.32)		(1.46)	(0.77)	(0.63)	(0.78)
From net realized gains	—		—	—	—	(0.16)

Total distributions	(1.32)		(1.46)	(0.77)	(0.63)	(0.94)

Net asset value, end of period	$26.52		$26.01	$24.89	$25.56	$25.97

Total Return(b)	7.22	%(c)	10.46%	0.50%	0.86%	5.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$881,639		$1,072,341	$1,546,717	$1,726,440	$2,227,712
Net expenses to average daily net assets(d)	0.77%		0.75%	0.74%	0.75%	0.70%
Net investment income (loss) to average daily net assets(a)	4.46%		4.77%	3.00%	2.15%	1.59%
Portfolio turnover rate	24%		15%	19%	7%	20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.05%		0.06%	0.08%	0.06%	0.11%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$26.02		$24.89	$25.56	$25.96	$25.53

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.25		1.36	0.80	0.49	0.43
Net realized and unrealized gain (loss)	0.60		1.25	(0.68)	(0.25)	0.96

Total from investment operations	1.85		2.61	0.12	0.24	1.39

Less distributions to shareholders:
From net investment income	(1.34)		(1.48)	(0.79)	(0.64)	(0.80)
From net realized gains	—		—	—	—	(0.16)

Total distributions	(1.34)		(1.48)	(0.79)	(0.64)	(0.96)

Net asset value, end of period	$26.53		$26.02	$24.89	$25.56	$25.96

Total Return(b)	7.28	%(c)	10.57%	0.55%	0.93%	5.61%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$709,853		$892,278	$1,182,069	$1,388,080	$1,965,528
Net expenses to average daily net assets(d)	0.72%		0.70%	0.69%	0.70%	0.66%
Net investment income (loss) to average daily net assets(a)	4.65%		5.33%	3.26%	1.85%	1.73%
Portfolio turnover rate	24%		15%	19%	7%	20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.05%		0.06%	0.08%	0.06%	0.10%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of \reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,					Period from May 1, 2020 (commencement of operations) through February 28,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$25.99		$24.87	$25.54	$25.95	$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.27		1.40	0.77	0.55	0.24
Net realized and unrealized gain (loss)	0.56		1.19	(0.66)	(0.33)	2.72

Total from investment operations	1.83		2.59	0.11	0.22	2.96

Less distributions to shareholders:
From net investment income	(1.33)		(1.47)	(0.78)	(0.63)	(0.80)
From net realized gains	—		—	—	—	(0.16)

Total distributions	(1.33)		(1.47)	(0.78)	(0.63)	(0.96)

Net asset value, end of period	$26.49		$25.99	$24.87	$25.54	$25.95

Total Return(b)	7.21	%(c)	10.50%	0.51%	0.86%	12.55	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$320,004		$300,343	$281,802	$273,491	$310,687
Net expenses to average daily net assets(d)	0.77%		0.75%	0.74%	0.75%	0.74	%*
Net investment income (loss) to average daily net assets(a)	4.76%		5.48%	3.16%	2.06%	1.16	%*
Portfolio turnover rate	24%		15%	19%	7%	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.05%		0.06%	0.08%	0.06%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class I Shares
	Year Ended February 28/29,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$25.99		$24.86	$25.53	$25.95	$25.52

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.28		1.31	0.70	0.63	0.33
Net realized and unrealized gain (loss)	0.51		1.26	(0.62)	(0.44)	1.02

Total from investment operations	1.79		2.57	0.08	0.19	1.35

Less distributions to shareholders:
From net investment income	(1.30)		(1.44)	(0.75)	(0.61)	(0.76)
From net realized gains	—		—	—	—	(0.16)

Total distributions	(1.30)		(1.44)	(0.75)	(0.61)	(0.92)

Net asset value, end of period	$26.48		$25.99	$24.86	$25.53	$25.95

Total Return(b)	7.07	%(c)	10.43%	0.38%	0.77%	5.47%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$430,573		$364,292	$313,322	$365,107	$324,819
Net expenses to average daily net assets(d)	0.88%		0.85%	0.84%	0.85%	0.81%
Net investment income (loss) to average daily net assets(a)	4.80%		5.14%	2.85%	2.38%	1.30%
Portfolio turnover rate	24%		15%	19%	7%	20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.05%		0.07%	0.09%	0.07%	0.10%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$18.93		$17.79	$18.85	$19.48	$18.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.84	(b)	0.88	0.86	0.63	0.52
Net realized and unrealized gain (loss)	0.60		1.34	(0.98)	(0.39)	0.71

Total from investment operations	1.44		2.22	(0.12)	0.24	1.23

Less distributions to shareholders:
From net investment income	(1.12)		(1.08)	(0.94)	(0.87)	(0.63)

Total distributions	(1.12)		(1.08)	(0.94)	(0.87)	(0.63)

Net asset value, end of period	$19.25		$18.93	$17.79	$18.85	$19.48

Total Return(c)	7.77	%(d)(e)	12.54%	(0.40)%	1.21%	6.64%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,146,671		$1,091,522	$1,152,713	$1,613,854	$2,158,496
Net operating expenses to average daily net assets(f)	0.25	%(g)	0.04%	0.06%	0.03%	0.04%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(h)	0.41%		0.43%	0.35%	0.26%	0.08%
Total net expenses to average daily net assets(f)	0.66	%(g)	0.47%	0.41%	0.29%	0.12%
Net investment income (loss) to average daily net assets(a)	4.30	%(b)	4.79%	4.85%	3.19%	2.86%
Portfolio turnover rate(i)	111%		100%	107%	138%	145%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%		0.07%	0.06%	0.07%	0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2025
$2,073,895
4.10%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2025
0.22%

(e)	The Fund’s total return includes a positive impact of 0.96% from a one-time litigation settlement .
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.20%.
(h)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	126%	110%	114%	145%	151%

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024		2023		2022		2021
Net asset value, beginning of period	$32.17		$29.92		$32.86		$34.92		$31.50

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.20		1.35	(b)	0.82		0.96		0.88
Net realized and unrealized gain (loss)	1.22		2.64		(2.67)		(0.90)		3.91

Total from investment operations	2.42		3.99		(1.85)		0.06		4.79

Less distributions to shareholders:
From net investment income	(1.61)		(1.74)		(1.09)		(2.12)		(1.37)

Total distributions	(1.61)		(1.74)		(1.09)		(2.12)		(1.37)

Net asset value, end of period	$32.98		$32.17		$29.92		$32.86		$34.92

Total Return(c)	7.68	%(d)	13.44	%(e)	(5.48)%		(0.10)%		15.39%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$356,203		$333,837		$306,276		$585,212		$692,580
Net expenses to average daily net assets(f)	0.01%		0.01%		0.00	%(g)	0.00	%(g)	0.00	%(g)
Net investment income (loss) to average daily net assets(a)	3.60%		4.36	%(b)	2.72%		2.68%		2.78%
Portfolio turnover rate(h)	12%		16%		31%		27%		30%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.05%		0.05%		0.03%		0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$277,099
4.27%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	12%	16%	32%	31%	41%

†	Calculated using average shares outstanding throughout the period.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,
	2025		2024		2023		2022		2021
Net asset value, beginning of period	$32.15		$29.90		$32.84		$34.93		$31.50

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.13		1.49	(b)	0.84		0.51		0.93
Net realized and unrealized gain (loss)	1.29		2.50		(2.69)		(0.48)		3.87

Total from investment operations	2.42		3.99		(1.85)		0.03		4.80

Less distributions to shareholders:
From net investment income	(1.61)		(1.74)		(1.09)		(2.12)		(1.37)

Total distributions	(1.61)		(1.74)		(1.09)		(2.12)		(1.37)

Net asset value, end of period	$32.96		$32.15		$29.90		$32.84		$34.93

Total Return(c)	7.68	%(d)	13.44	%(e)	(5.48)%		(0.19)%		15.42%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,946		$9,387		$20,440		$26,148		$183,052
Net expenses to average daily net assets(f)	0.01%		0.01%		0.00	%(g)	0.00	%(g)	0.01%
Net investment income (loss) to average daily net assets(a)	3.41%		4.81	%(b)	2.80%		1.44%		2.78%
Portfolio turnover rate(h)	12%		16%		31%		27%		30%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.05%		0.05%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$16,162
4.72%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	12%	16%	32%	31%	41%

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class I Shares
	Year Ended February 28/29,						Period from January 6, 2021 (commencement of operations) through February 28,
	2025		2024		2023	2022	2021
Net asset value, beginning of period	$32.17		$29.92		$32.87	$34.92	$34.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.19		1.32	(b)	1.07	0.87	(0.01)
Net realized and unrealized gain (loss)	1.19		2.64		(2.96)	(0.84)	0.22

Total from investment operations	2.38		3.96		(1.89)	0.03	0.21

Less distributions to shareholders:
From net investment income	(1.57)		(1.71)		(1.06)	(2.08)	—

Total distributions	(1.57)		(1.71)		(1.06)	(2.08)	—

Net asset value, end of period	$32.98		$32.17		$29.92	$32.87	$34.92

Total Return(c)	7.56	%(d)	13.32	%(e)	(5.60)%	(0.18)%	0.61	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,275		$12,171		$13,403	$12,621	$20,497
Net expenses to average daily net assets(f)	0.12%		0.11%		0.10%	0.10%	0.11%
Net investment income (loss) to average daily net assets(a)	3.58%		4.28	%(b)	3.59%	2.41%	(0.10	)%*
Portfolio turnover rate(g)	12%		16%		31%	27%	30	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.06%		0.08%	0.03%	0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$11,720
4.19%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	12%	16%	32%	31%	41%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024	2023	2022		2021
Net asset value, beginning of period	$24.58		$21.80	$24.43	$25.79		$20.87

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72		0.85	0.65	1.00		0.75
Net realized and unrealized gain (loss)	2.23		3.39	(1.78)	0.94		5.12

Total from investment operations	2.95		4.24	(1.13)	1.94		5.87

Less distributions to shareholders:
From net investment income	(1.31)		(1.46)	(0.66)	(2.08)		(0.95)
From net realized gains	—		—	(0.84)	(1.22)		—

Total distributions	(1.31)		(1.46)	(1.50)	(3.30)		(0.95)

Net asset value, end of period	$26.22		$24.58	$21.80	$24.43		$25.79

Total Return(b)	12.18	%(c)	19.71%	(3.94)%	6.80%		28.41%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,255		$70,655	$66,992	$86,810		$88,154
Net expenses to average daily net assets(d)	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	2.78%		3.71%	3.00%	3.61%		3.39%
Portfolio turnover rate	8%		20%	37%	19%		25%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%		0.07%	0.10%	0.05%		0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.43% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024	2023	2022		2021
Net asset value, beginning of period	$27.79		$24.57	$28.45	$29.91		$24.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.84		1.09	0.87	1.18		0.88
Net realized and unrealized gain (loss)	2.11		3.65	(2.92)	(0.28)		5.75

Total from investment operations	2.95		4.74	(2.05)	0.90		6.63

Less distributions to shareholders:
From net investment income	(1.55)		(1.52)	(1.01)	(2.35)		(1.09)
From net realized gains	—		—	(0.82)	(0.01)		—

Total distributions	(1.55)		(1.52)	(1.83)	(2.36)		(1.09)

Net asset value, end of period	$29.19		$27.79	$24.57	$28.45		$29.91

Total Return(b)	10.77	%(c)	19.52%	(6.66)%	2.49%		27.51%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$531,869		$682,157	$560,287	$1,571,153		$1,638,868
Net expenses to average daily net assets(d)	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	2.87%		4.19%	3.51%	3.69%		3.44%
Portfolio turnover rate	20%		25%	35%	20%		20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.03%	0.02%	0.01%		0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,						Period from July 15, 2020 (commencement of operations) through February 28,
	2025		2024	2023	2022		2021
Net asset value, beginning of period	$27.78		$24.57	$28.46	$29.91		$25.19

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.93		1.13	0.69	1.19		0.81
Net realized and unrealized gain (loss)	2.02		3.60	(2.75)	(0.28)		4.96

Total from investment operations	2.95		4.73	(2.06)	0.91		5.77

Less distributions to shareholders:
From net investment income	(1.55)		(1.52)	(1.01)	(2.35)		(1.05)
From net realized gains	—		—	(0.82)	(0.01)		—

Total distributions	(1.55)		(1.52)	(1.83)	(2.36)		(1.05)

Net asset value, end of period	$29.18		$27.78	$24.57	$28.46		$29.91

Total Return(b)	10.78	%(c)	19.48%	(6.69)%	2.52%		23.14	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,037		$41,403	$34,289	$7,065		$6,781
Net expenses to average daily net assets(d)	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)*
Net investment income (loss) to average daily net assets(a)	3.18%		4.35%	2.77%	3.74%		4.70	%*
Portfolio turnover rate	20%		25%	35%	20%		20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.03%	0.03%	0.01%		0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class I Shares
	Year Ended February 28/29,					Period from August 17, 2020 (commencement of operations) through February 28,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$27.76		$24.56	$28.44	$29.91	$26.14

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.81		1.69	0.90	1.17	0.90
Net realized and unrealized gain (loss)	2.09		3.02	(2.97)	(0.31)	3.91

Total from investment operations	2.90		4.71	(2.07)	0.86	4.81

Less distributions to shareholders:
From net investment income	(1.50)		(1.51)	(0.99)	(2.32)	(1.04)
From net realized gains	—		—	(0.82)	(0.01)	—

Total distributions	(1.50)		(1.51)	(1.81)	(2.33)	(1.04)

Net asset value, end of period	$29.16		$27.76	$24.56	$28.44	$29.91

Total Return(b)	10.62	%(c)	19.37%	(6.74)%	2.37%	18.64	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,758		$11,755	$4,992	$2,615	$2,233
Net expenses to average daily net assets(d)	0.13%		0.11%	0.11%	0.10%	0.10	%*
Net investment income (loss) to average daily net assets(a)	2.79%		6.43%	3.66%	3.67%	5.95	%*
Portfolio turnover rate	20%		25%	35%	20%	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09%		0.03%	0.02%	0.01%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUNDb

	Core Shares
	Year Ended February 28/29,
	2025		2024		2023		2022		2021
Net asset value, beginning of period	$12.90		$12.28		$12.54		$12.70		$12.74

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.49		0.57		0.50	(b)	0.38		0.35
Net realized and unrealized gain (loss)	0.53		0.81		(0.33)		(0.13)		(0.11)

Total from investment operations	1.02		1.38		0.17		0.25		0.24

Less distributions to shareholders:
From net investment income	(0.73)		(0.76)		(0.43)		(0.41)		(0.28)

Total distributions	(0.73)		(0.76)		(0.43)		(0.41)		(0.28)

Net asset value, end of period	$13.19		$12.90		$12.28		$12.54		$12.70

Total Return(c)	8.12	%(d)	11.44%		1.52	%(e)	2.02%		1.95%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,991,494		$3,229,426		$3,735,883		$4,681,226		$5,970,367
Net operating expenses to average daily net assets(f)	0.65	%(g)	0.02%		0.02%		0.00	%(h)	0.01%
Interest and/or dividend expenses to average daily net assets(i)	0.38%		0.42%		0.36%		0.32%		0.15%
Total net expenses to average daily net assets(f)	1.03	%(g)	0.44%		0.38%		0.32%		0.16%
Net investment income (loss) to average daily net assets(a)	3.73%		4.54%		4.15	%(b)	2.95%		2.89%
Portfolio turnover rate(j)	129%		127%		118%		194%		189%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(k)	0.04	%(k)	0.06%		0.06	%(k)	0.06	%(k)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2023
$15,309,005
3.77%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 2.77% to total return.
(e)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding the below to the class’s total return (Note 2):

February 28, 2023
0.39%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.63%.
(h)	Rounds to less than 0.01%.
(i)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(j)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	133%	134%	125%	200%	196%

See accompanying notes to the financial statements.	104

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUND (continued)b

(k)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
b	GMO Implementation SPC Ltd. is a 100% owned subsidiary of Implementation Fund. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary.

105	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024	2023		2022		2021
Net asset value, beginning of period	$16.64		$15.14	$16.35		$16.95		$14.52

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.70		1.06	0.61		1.05		0.61
Net realized and unrealized gain (loss)	2.07		1.51	(1.18)		(0.51)		2.56

Total from investment operations	2.77		2.57	(0.57)		0.54		3.17

Less distributions to shareholders:
From net investment income	(0.87)		(1.07)	(0.60)		(1.09)		(0.74)
From net realized gains	—		—	(0.04)		(0.05)		0.00

Total distributions	(0.87)		(1.07)	(0.64)		(1.14)		(0.74)

Net asset value, end of period	$18.54		$16.64	$15.14		$16.35		$16.95

Total Return(b)	17.03	%(c)	17.08%	(3.23)%		2.88%		22.02%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$179,134		$257,184	$219,167		$222,308		$217,129
Net expenses to average daily net assets(d)	0.01%		0.01%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.97%		6.65%	4.14%		5.82%		4.20%
Portfolio turnover rate	11%		21%	9%		18%		17%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.05%	0.08%		0.05%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 3.96% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	106

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
								Period from
								January 22, 2021
								(commencement
								of operations)
								through
	Year Ended February 28/29,							February 28,
	2025		2024	2023		2022		2021
Net asset value, beginning of period	$16.63		$15.14	$16.35		$16.95		$17.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.85		1.02	0.61		1.02		(0.00	)(b)
Net realized and unrealized gain (loss)	1.93		1.54	(1.18)		(0.48)		(0.13)

Total from investment operations	2.78		2.56	(0.57)		0.54		(0.13)

Less distributions to shareholders:
From net investment income	(0.87)		(1.07)	(0.60)		(1.09)		—
From net realized gains	—		—	(0.04)		(0.05)		—

Total distributions	(0.87)		(1.07)	(0.64)		(1.14)		—

Net asset value, end of period	$18.54		$16.63	$15.14		$16.35		$16.95

Total Return(c)	17.10	%(d)	17.01%	(3.23)%		2.88%		(0.76	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$138,250		$8,319	$8,033		$8,268		$8,254
Net expenses to average daily net assets(e)	0.01%		0.01%	0.00	%(f)	0.00	%(f)	0.01	%*
Net investment income (loss) to average daily net assets(a)	4.76%		6.38%	4.13%		5.66%		(0.01	)%*
Portfolio turnover rate	11%		21%	9%		18%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.05%	0.08%		0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 3.96% from a one-time litigation settlement received by an underlying fund.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

107	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024	2023	2022		2021
Net asset value, beginning of period	$27.93		$25.48	$29.43	$32.31		$27.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.33		1.33	1.24	1.64		1.24
Net realized and unrealized gain (loss)	2.13		3.08	(3.96)	(2.59)		4.91

Total from investment operations	3.46		4.41	(2.72)	(0.95)		6.15

Less distributions to shareholders:
From net investment income	(1.77)		(1.96)	(1.23)	(1.93)		(1.29)

Total distributions	(1.77)		(1.96)	(1.23)	(1.93)		(1.29)

Net asset value, end of period	$29.62		$27.93	$25.48	$29.43		$32.31

Total Return(b)	12.74	%(c)	17.53%	(9.05)%	(3.37)%		22.67%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,260		$84,238	$286,725	$437,139		$598,701
Net expenses to average daily net assets(d)	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	4.54%		5.01%	4.81%	4.90%		4.40%
Portfolio turnover rate	20%		21%	11%	18%		16%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%	0.03%	0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.62% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	108

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,
	2025		2024	2023	2022		2021
Net asset value, beginning of period	$27.91		$25.47	$29.42	$32.30		$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.32		1.80	1.30	1.74		1.29
Net realized and unrealized gain (loss)	2.15		2.60	(4.02)	(2.69)		4.86

Total from investment operations	3.47		4.40	(2.72)	(0.95)		6.15

Less distributions to shareholders:
From net investment income	(1.77)		(1.96)	(1.23)	(1.93)		(1.29)

Total distributions	(1.77)		(1.96)	(1.23)	(1.93)		(1.29)

Net asset value, end of period	$29.61		$27.91	$25.47	$29.42		$32.30

Total Return(b)	12.78	%(c)	17.49%	(9.05)%	(3.37)%		22.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$224,867		$221,289	$205,417	$242,178		$262,853
Net expenses to average daily net assets(d)	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	4.50%		6.74%	5.08%	5.20%		4.56%
Portfolio turnover rate	20%		21%	11%	18%		16%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%	0.03%	0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.62% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

109	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$16.80		$15.57	$17.91	$21.56	$18.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.65		0.79	0.63	0.59	0.54
Net realized and unrealized gain (loss)	0.57		1.44	(1.46)	0.32	2.93

Total from investment operations	1.22		2.23	(0.83)	0.91	3.47

Less distributions to shareholders:
From net investment income	(0.98)		(1.00)	(0.85)	(1.22)	(0.71)
From net realized gains	—		—	(0.66)	(3.34)	(0.18)

Total distributions	(0.98)		(1.00)	(1.51)	(4.56)	(0.89)

Net asset value, end of period	$17.04		$16.80	$15.57	$17.91	$21.56

Total Return(b)	7.46	%(c)	14.44%	(4.08)%	3.57%	18.66%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171,368		$218,034	$189,504	$236,452	$579,796
Net operating expenses to average daily net assets(d)	0.01%		0.02%	0.02%	0.01%	0.01%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.35%		0.37%	0.32%	0.26%	0.07%
Total net expenses to average daily net assets(d)	0.36%		0.39%	0.34%	0.27%	0.08%
Net investment income (loss) to average daily net assets(a)	3.76%		4.88%	3.91%	2.71%	2.85%
Portfolio turnover rate(f)	78%		52%	74%	95%	61%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09%		0.12%	0.15%	0.14%	0.07%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 0.95% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	83%	57%	72%	122%	80%

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	110

GMO Trust Funds

Notes to Financial Statements

February 28, 2025

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund and Implementation Fund may also invest in GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than its benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than its benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than its benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than its benchmark
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark

Benchmark-Free Fund and Implementation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

111

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Basis of presentation and principles of consolidation: Alternative Allocation Fund and Implementation Fund

Alternative Allocation Fund and Implementation Fund include the accounts of their wholly-owned subsidiaries and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation. Alternative Allocation Fund and Implementation Fund are herein referred to as “Consolidated Alternative Allocation Fund” and “Consolidated Implementation Fund”, respectively.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

112

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2025:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$7,787,849	$—	$7,787,849
Austria	—	1,503,021	—	1,503,021
Belgium	—	2,986,642	—	2,986,642
Canada	20,812,329	—	—	20,812,329
China	—	5,756,897	0§	5,756,897
Denmark	—	11,427,941	—	11,427,941
Finland	—	2,793,881	—	2,793,881
France	1,688,055	20,624,655	—	22,312,710

113

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany	$—	$30,224,138	$—	$30,224,138
Hong Kong	—	13,961,531	—	13,961,531
Ireland	—	813,305	—	813,305
Israel	2,737,286	4,747,737	—	7,485,023
Italy	476,494	7,855,128	—	8,331,622
Japan	—	49,992,893	—	49,992,893
Mexico	646,920	—	—	646,920
Netherlands	—	14,214,879	—	14,214,879
New Zealand	—	217,230	—	217,230
Norway	—	3,318,273	—	3,318,273
Poland	—	2,095,570	—	2,095,570
Singapore	—	1,935,561	—	1,935,561
South Korea	54,517	7,088,366	—	7,142,883
Spain	—	9,892,900	—	9,892,900
Sweden	547,209	7,133,379	—	7,680,588
Switzerland	—	12,245,100	—	12,245,100
Taiwan	—	3,920,476	—	3,920,476
Thailand	—	5,493,898	—	5,493,898
Turkey	—	148,181	—	148,181
United Kingdom	4,140,652	26,312,380	—	30,453,032
United States	600,876,266	—	4,782	600,881,048

TOTAL COMMON STOCKS	631,979,728	254,491,811	4,782	886,476,321

Preferred Stocks
Brazil	—	150,098	—	150,098
Germany	—	4,725,861	—	4,725,861

TOTAL PREFERRED STOCKS	—	4,875,959	—	4,875,959

Rights/Warrants
Canada	—	—	264,384	264,384
United States	—	—	335,843	335,843

TOTAL RIGHTS/WARRANTS	—	—	600,227	600,227

Investment Funds
United States	—	—	14,784,129	14,784,129

TOTAL INVESTMENT FUNDS	—	—	14,784,129	14,784,129

Debt Obligations
Dominican Republic	—	2,507,883	—	2,507,883
United States	267,984,601	60,942,508	—	328,927,109
Uruguay	—	897,959	—	897,959

TOTAL DEBT OBLIGATIONS	267,984,601	64,348,350	—	332,332,951

Mutual Funds
United States	25,000,000	—	—	25,000,000

TOTAL MUTUAL FUNDS	25,000,000	—	—	25,000,000

Short-Term Investments	12,044,587	65,375,751	—	77,420,338

Total Investments	937,008,916	389,091,871	15,389,138	1,341,489,925

114

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$2,936,383	$—	$2,936,383
Futures Contracts
Equity Risk	2,163,584	1,106,655	—	3,270,239
Interest Rate Risk	216,937	—	—	216,937
Physical Commodity Contract Risk	4,166,745	—	—	4,166,745
Swap Contracts
Credit Risk	—	6,979,979	—	6,979,979
Equity Risk	—	1,556,866	—	1,556,866
Interest Rate Risk	—	1,280,397	—	1,280,397

Total	$943,556,182	$402,952,151	$15,389,138	$1,361,897,471

Liability Valuation Inputs
Common Stocks
Australia	$—	$(14,891,112)	$—	$(14,891,112)
Austria	—	(641,768)	—	(641,768)
Belgium	—	(5,269,748)	—	(5,269,748)
Brazil	(2,257,167)	—	—	(2,257,167)
Canada	(23,013,233)	—	—	(23,013,233)
China	(101,986)	(1,003,187)	—	(1,105,173)
Denmark	—	(5,111,511)	—	(5,111,511)
Finland	—	(894,331)	—	(894,331)
France	—	(11,515,787)	—	(11,515,787)
Germany	—	(15,536,876)	—	(15,536,876)
Hong Kong	(98,271)	(3,631,752)	—	(3,730,023)
Israel	(7,471,770)	—	—	(7,471,770)
Italy	—	(8,414,383)	—	(8,414,383)
Japan	—	(42,117,988)	—	(42,117,988)
Netherlands	(762,940)	(9,263,115)	—	(10,026,055)
New Zealand	—	(987,011)	—	(987,011)
Norway	—	(1,783,447)	—	(1,783,447)
Peru	(1,774,205)	—	—	(1,774,205)
Portugal	—	(706,544)	—	(706,544)
Singapore	(2,595,060)	(4,369,448)	—	(6,964,508)
Spain	—	(7,378,965)	—	(7,378,965)
Sweden	(2,442,984)	(5,507,901)	—	(7,950,885)
Switzerland	—	(11,775,955)	—	(11,775,955)
United Kingdom	—	(28,676,692)	—	(28,676,692)
United States	(350,203,550)	(2,354,877)	—	(352,558,427)

TOTAL COMMON STOCKS	(390,721,166)	(181,832,398)	—	(572,553,564)

Preferred Stocks
Germany	—	(1,753,650)	—	(1,753,650)

TOTAL PREFERRED STOCKS	—	(1,753,650)	—	(1,753,650)

Debt Obligations
United States	—	(27,763,046)	—	(27,763,046)

TOTAL DEBT OBLIGATIONS	—	(27,763,046)	—	(27,763,046)

115

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,560,332)	$—	$(2,560,332)
Futures Contracts
Equity Risk	(72,408)	(2,007,027)	—	(2,079,435)
Interest Rate Risk	(108,109)	—	—	(108,109)
Physical Commodity Contract Risk	(2,650,646)	—	—	(2,650,646)
Written Options
Credit Risk	—	(1,887,676)	—	(1,887,676)
Equity Risk	(3,135,114)	—	—	(3,135,114)
Swap Contacts
Credit Risk	—	(13,556,034)	—	(13,556,034)
Equity Risk	—	(1,060,654)	—	(1,060,654)
Interest Rate Risk	—	(1,867,800)	—	(1,867,800)

Total	$(396,687,443)	$(234,288,617)	$—	$(630,976,060)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,340,585,947	$—	$—	$2,340,585,947
Short-Term Investments	2,057,970	—	—	2,057,970

Total Investments	2,342,643,917	—	—	2,342,643,917

Total	$2,342,643,917	$—	$—	$2,342,643,917

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$12,202,591	$—	$12,202,591
Austria	—	3,314,191	—	3,314,191
Belgium	—	5,933,505	—	5,933,505
Brazil	580,231	3,589,894	—	4,170,125
Canada	36,405,754	94,146	—	36,499,900
China	4,363,284	17,254,855	0§	21,618,139
Czech Republic	—	164,216	—	164,216
Denmark	—	5,909,402	—	5,909,402
Egypt	—	210,360	—	210,360
Finland	—	4,109,608	—	4,109,608
France	1,892,933	28,204,484	—	30,097,417
Germany	—	19,634,382	—	19,634,382
Greece	—	109,982	0§	109,982
Hong Kong	—	6,766,599	—	6,766,599
Hungary	—	4,212,908	—	4,212,908
India	992,495	9,700,234	—	10,692,729
Indonesia	—	6,570,209	—	6,570,209
Ireland	1,200,341	527,954	—	1,728,295
Israel	1,584,709	2,205,832	—	3,790,541
Italy	538,341	13,592,380	—	14,130,721
Japan	1,546,458	169,146,921	1,405,609	172,098,988

116

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Kuwait	$—	$75,809	$—	$75,809
Malaysia	—	216,909	—	216,909
Mexico	6,020,374	—	0§	6,020,374
Netherlands	—	18,985,857	—	18,985,857
New Zealand	—	140,272	—	140,272
Norway	—	6,121,410	—	6,121,410
Peru	237,926	—	—	237,926
Philippines	—	160,885	—	160,885
Poland	—	1,460,190	—	1,460,190
Portugal	—	658,327	—	658,327
Qatar	—	576,157	—	576,157
Russia	—	—	0§	0§
Saudi Arabia	—	148,040	—	148,040
Singapore	—	7,407,851	—	7,407,851
South Africa	—	1,792,593	—	1,792,593
South Korea	362,729	20,175,576	—	20,538,305
Spain	—	19,859,233	—	19,859,233
Sweden	—	5,724,036	—	5,724,036
Switzerland	1,973,841	13,684,225	—	15,658,066
Taiwan	—	26,281,970	—	26,281,970
Thailand	—	9,105,265	—	9,105,265
Turkey	—	346,518	—	346,518
United Arab Emirates	—	3,089,584	—	3,089,584
United Kingdom	10,906,093	28,220,903	0§	39,126,996
United States	145,780,023	—	—	145,780,023
Vietnam	—	459,750	—	459,750

TOTAL COMMON STOCKS	214,385,532	478,146,013	1,405,609	693,937,154

Preferred Stocks
Brazil	2,019,967	5,355,741	—	7,375,708
Colombia	394,629	—	—	394,629
Germany	—	4,223,591	—	4,223,591
Russia	—	—	0§	0§
South Korea	—	652,342	—	652,342

TOTAL PREFERRED STOCKS	2,414,596	10,231,674	0§	12,646,270

Rights/Warrants
Canada	—	—	11,850	11,850
Vietnam	—	—	11,039	11,039

TOTAL RIGHTS/WARRANTS	—	—	22,889	22,889

Investment Funds
United States	20,120,248	—	—	20,120,248

TOTAL INVESTMENT FUNDS	20,120,248	—	—	20,120,248

Debt Obligations
United States	84,727,216	62,680,267	—	147,407,483

TOTAL DEBT OBLIGATIONS	84,727,216	62,680,267	—	147,407,483

117

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$265,827,163	$—	$—	$265,827,163

TOTAL MUTUAL FUNDS	265,827,163	—	—	265,827,163

Short-Term Investments	5,580,601	154,999,412	—	160,580,013

Total Investments	593,055,356	706,057,366	1,428,498	1,300,541,220

Derivatives^
Futures Contracts
Interest Rate Risk	1,333,309	—	—	1,333,309
Swap Contracts
Credit Risk	—	628,123	—	628,123
Equity Risk	—	337,647	—	337,647

Total	$594,388,665	$707,023,136	$1,428,498	$1,302,840,299

Liability Valuation Inputs
Common Stocks
Australia	$—	$(5,486,407)	$—	$(5,486,407)
Austria	—	(362,824)	—	(362,824)
Belgium	—	(1,467,423)	—	(1,467,423)
Brazil	(1,126,374)	—	—	(1,126,374)
Canada	(11,116,594)	—	—	(11,116,594)
Denmark	—	(1,563,965)	—	(1,563,965)
Finland	—	(72,377)	—	(72,377)
France	—	(3,300,394)	—	(3,300,394)
Germany	—	(6,128,880)	—	(6,128,880)
Israel	(3,719,723)	—	—	(3,719,723)
Italy	—	(4,095,054)	—	(4,095,054)
Japan	—	(13,265,004)	—	(13,265,004)
Netherlands	—	(4,013,291)	—	(4,013,291)
Norway	—	(1,012,891)	—	(1,012,891)
Peru	(1,009,378)	—	—	(1,009,378)
Singapore	(1,161,512)	(1,035,003)	—	(2,196,515)
Spain	—	(2,687,297)	—	(2,687,297)
Sweden	(1,418,487)	(1,897,997)	—	(3,316,484)
Switzerland	—	(2,629,582)	—	(2,629,582)
United Kingdom	—	(9,753,343)	—	(9,753,343)
United States	(71,792,354)	(1,409,283)	—	(73,201,637)

TOTAL COMMON STOCKS	(91,344,422)	(60,181,015)	—	(151,525,437)

Preferred Stocks
Germany	—	(958,518)	—	(958,518)

TOTAL PREFERRED STOCKS	—	(958,518)	—	(958,518)

Derivatives^
Swap Contacts
Credit Risk	—	(1,121,037)	—	(1,121,037)
Equity Risk	—	(126,431)	—	(126,431)

Total	$(91,344,422)	$(62,387,001)	$—	$(153,731,423)

118

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Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$377,822,011	$—	$—	$377,822,011
Short-Term Investments	397,114	—	—	397,114

Total Investments	378,219,125	—	—	378,219,125

Total	$378,219,125	$—	$—	$378,219,125

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$79,218,645	$—	$—	$79,218,645
Short-Term Investments	69,931	—	—	69,931

Total Investments	79,288,576	—	—	79,288,576

Total	$79,288,576	$—	$—	$79,288,576

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$582,367,821	$—	$—	$582,367,821
Short-Term Investments	409,526	—	—	409,526

Total Investments	582,777,347	—	—	582,777,347

Total	$582,777,347	$—	$—	$582,777,347

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,733,617	$—	$—	$4,733,617
Australia	—	26,753,759	—	26,753,759
Austria	—	8,031,925	—	8,031,925
Belgium	—	13,277,180	—	13,277,180
Brazil	1,583,287	10,477,191	—	12,060,478
Canada	86,275,111	181,073	—	86,456,184
China	10,238,869	37,627,869	1	47,866,739
Czech Republic	—	445,507	—	445,507
Denmark	—	13,938,675	—	13,938,675
Egypt	—	416,391	—	416,391
Finland	—	9,542,355	—	9,542,355
France	4,141,328	61,852,858	—	65,994,186
Germany	—	43,624,002	—	43,624,002
Greece	—	249,417	—	249,417
Hong Kong	—	15,447,227	—	15,447,227
Hungary	—	9,767,934	—	9,767,934
India	1,965,559	21,482,504	12,014	23,460,077
Indonesia	49,368	13,182,844	—	13,232,212
Ireland	2,628,822	1,271,167	—	3,899,989
Israel	3,501,501	4,889,099	—	8,390,600
Italy	1,189,247	31,006,699	—	32,195,946
Japan	3,447,600	373,999,295	2,938,760	380,385,655
Kuwait	—	113,238	—	113,238

119

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Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Malaysia	$—	$594,523	$—	$594,523
Mexico	14,903,868	—	0§	14,903,868
Netherlands	—	42,158,109	—	42,158,109
New Zealand	—	350,893	—	350,893
Norway	—	15,657,964	—	15,657,964
Peru	530,758	—	—	530,758
Philippines	—	642,568	—	642,568
Poland	—	3,333,870	—	3,333,870
Portugal	—	4,030,120	—	4,030,120
Qatar	—	1,355,820	—	1,355,820
Russia	—	—	0§	0§
Saudi Arabia	—	312,254	—	312,254
Singapore	—	16,451,243	—	16,451,243
South Africa	—	4,288,900	—	4,288,900
South Korea	833,959	45,038,596	—	45,872,555
Spain	—	44,383,853	—	44,383,853
Sweden	—	13,432,617	—	13,432,617
Switzerland	3,737,149	30,756,375	—	34,493,524
Taiwan	—	58,113,063	—	58,113,063
Thailand	—	20,155,480	—	20,155,480
Turkey	—	761,692	—	761,692
Ukraine	—	208,697	—	208,697
United Arab Emirates	—	6,389,604	—	6,389,604
United Kingdom	24,598,856	72,474,613	0§	97,073,469
United States	343,203,092	—	183,629	343,386,721
Vietnam	—	947,623	—	947,623

TOTAL COMMON STOCKS	507,561,991	1,079,416,686	3,134,404	1,590,113,081

Preferred Stocks
Brazil	3,622,651	17,345,206	—	20,967,857
Chile	1,995,240	—	—	1,995,240
Colombia	973,170	—	—	973,170
Germany	—	8,895,202	—	8,895,202
Russia	—	—	0§	0§
South Korea	—	1,201,514	—	1,201,514
United States	—	—	450,870	450,870

TOTAL PREFERRED STOCKS	6,591,061	27,441,922	450,870	34,483,853

Rights/Warrants
Canada	—	—	1,087,174	1,087,174
Sweden	794	—	—	794
Vietnam	—	—	36,551	36,551

TOTAL RIGHTS/WARRANTS	794	—	1,123,725	1,124,519

Investment Funds
United States	50,449,880	—	6,628,242	57,078,122

TOTAL INVESTMENT FUNDS	50,449,880	—	6,628,242	57,078,122

120

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Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$385,240,374	$149,350,469	$—	$534,590,843

TOTAL DEBT OBLIGATIONS	385,240,374	149,350,469	—	534,590,843

Mutual Funds
United States	4,043,535	—	—	4,043,535

TOTAL MUTUAL FUNDS	4,043,535	—	—	4,043,535

Short-Term Investments	6,248,852	75,826,061	—	82,074,913

Total Investments	960,136,487	1,332,035,138	11,337,241	2,303,508,866

Derivatives^
Futures Contracts
Interest Rate Risk	3,081,502	—	—	3,081,502
Swap Contracts
Credit Risk	—	1,275,352	—	1,275,352
Equity Risk	—	824,505	—	824,505

Total	$963,217,989	$1,334,134,995	$11,337,241	$2,308,690,225

Liability Valuation Inputs
Common Stocks
Australia	$—	$(12,181,445)	$—	$(12,181,445)
Austria	—	(836,380)	—	(836,380)
Belgium	—	(3,356,705)	—	(3,356,705)
Brazil	(2,477,241)	—	—	(2,477,241)
Canada	(24,242,208)	—	—	(24,242,208)
Denmark	—	(3,548,189)	—	(3,548,189)
Finland	—	(159,331)	—	(159,331)
France	—	(7,200,178)	—	(7,200,178)
Germany	—	(13,460,643)	—	(13,460,643)
Israel	(8,183,346)	—	—	(8,183,346)
Italy	—	(8,981,125)	—	(8,981,125)
Japan	—	(29,226,926)	—	(29,226,926)
Netherlands	—	(8,859,911)	—	(8,859,911)
Norway	—	(2,296,705)	—	(2,296,705)
Peru	(2,273,789)	—	—	(2,273,789)
Singapore	(2,562,386)	(2,251,905)	—	(4,814,291)
Spain	—	(5,765,813)	—	(5,765,813)
Sweden	(3,119,699)	(4,138,266)	—	(7,257,965)
Switzerland	—	(5,795,812)	—	(5,795,812)
United Kingdom	—	(21,416,613)	—	(21,416,613)
United States	(157,401,885)	(3,017,014)	—	(160,418,899)

TOTAL COMMON STOCKS	(200,260,554)	(132,492,961)	—	(332,753,515)

Preferred Stocks
Germany	—	(2,137,558)	—	(2,137,558)

TOTAL PREFERRED STOCKS	—	(2,137,558)	—	(2,137,558)

Derivatives^
Swap Contacts
Credit Risk	—	(2,013,290)	—	(2,013,290)

121

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contacts (continued)
Equity Risk	$—	$(287,577)	$—	$(287,577)

Total	$(200,260,554)	$(136,931,386)	$—	$(337,191,940)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$316,967,092	$—	$—	$316,967,092
Short-Term Investments	339,178	—	—	339,178

Total Investments	317,306,270	—	—	317,306,270

Total	$317,306,270	$—	$—	$317,306,270

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$320,909,104	$—	$—	$320,909,104
Short-Term Investments	211,603	—	—	211,603

Total Investments	321,120,707	—	—	321,120,707

Total	$321,120,707	$—	$—	$321,120,707

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
China	$—	$626,524	$0§	$626,524
Russia	—	—	0§	0§

TOTAL COMMON STOCKS	—	626,524	0§	626,524

Debt Obligations
United States	100,138	—	—	100,138

TOTAL DEBT OBLIGATIONS	100,138	—	—	100,138

Mutual Funds
United States	170,612,868	—	—	170,612,868

TOTAL MUTUAL FUNDS	170,612,868	—	—	170,612,868

Short-Term Investments	34,786	—	—	34,786

Total Investments	170,747,792	626,524	0§	171,374,316

Derivatives^
Swap Contracts
Equity Risk	—	560	—	560

Total	$170,747,792	$627,084	$0§	$171,374,876

Liability Valuation Inputs
Derivatives^
Swap Contacts
Equity Risk	$—	$(11,296)	$—	$(11,296)

Total	$—	$(11,296)	$—	$(11,296)

122

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2025.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of February 28, 2025, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2024	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of February 28, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2025
Consolidated Alternative Allocation Fund
Common Stocks
United States	$0§	$—	$—	$—	$—	$4,782	$—	$—	$4,782	$4,782
Rights/Warrants
Canada	352,512	—	—	—	—	(88,128)	—	—	264,384	(88,128)
United States	425,705	—	—	—	—	(89,862)	—	—	335,843	(89,862)
Investment Funds
United States	2,351,936	13,893,287	(1,491,695)	—	—	30,601	—	—	14,784,129	30,601

Total Investments	$3,130,153	$13,893,287	$(1,491,695)	$—	$—	$(142,607)	$—	$—	$15,389,138	$(142,607)

§	Represents the interest in securities that were determined to have a value of zero at February 29, 2024.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended February 28, 2025.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of February 28, 2025, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $15,389,138. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

123

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February 28, 2025

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Consolidated Alternative Allocation Fund	Daiwa Capital Markets America, Inc.	50,042,475	51,043,325	3.0
Benchmark-Free Fund	Nomura Securities International, Inc.	154,999,412	158,099,400	3.0
Consolidated Implementation Fund	Daiwa Capital Markets America, Inc.	75,063,713	76,564,987	3.0

124

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Notes to Financial Statements — (Continued)

February 28, 2025

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At February 28, 2025, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Benchmark-Free Fund	11,390,411	5,204,581	6,823,218	12,027,799
Consolidated Implementation Fund	13,756,702	4,221,773	10,307,956	14,529,729

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through a “prime services” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the prime services program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of February 28, 2025:

125

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Fund Name	Value of securities on loan as part of prime services ($)
Consolidated Alternative Allocation Fund	6,625,322
Benchmark-Free Fund	7,674,724
Consolidated Implementation Fund	21,485,660

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through a prime services program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) on behalf of Alternative Allocation Fund and Implementation Fund, along with other funds managed by GMO, with State Street in order to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergency purposes. The current term of the line of credit under the Credit Agreement is through January 16, 2026. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the year ended February 28, 2025.

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Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund and Implementation Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

As a result of court cases involving several countries across the European Union, certain Funds and/or underlying funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Receivables resulting from EU tax reclaims pursued by liquidated underlying funds, if any, are reflected as Receivable from liquidated underlying funds in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s net asset value. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s net asset value, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2025, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

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February 28, 2025

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Consolidated Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Strategic Opportunities Allocation Fund
Capital loss carryforwards	X	X	X	X	X	X	X	X	X	X
Constructive sale gains	X						X
Controlled foreign corporation transactions	X						X
Derivative contract transactions	X		X				X
Dividend income and withholding tax reclaim reserves			X				X			X
EU tax reclaims, associated interest entitlements and IRS closing agreement matters	X		X	X
Foreign capital gains taxes			X				X
Foreign currency transactions	X		X				X
Late year ordinary losses		X
Losses on wash sale transactions	X	X	X	X	X	X	X	X	X	X
Mutual fund distributions received				X	X	X		X	X	X
Partnership interest tax allocations							X
Passive foreign investment company transactions	X		X				X			X
Post-October capital losses		X								X
Straddle loss deferrals	X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2025		Tax year ended February 29, 2024
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)
Consolidated Alternative Allocation Fund	5,474,024	5,474,024	9,000,692	9,000,692
Benchmark-Free Allocation Fund	114,795,637	114,795,637	212,529,291	212,529,291

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February 28, 2025

	Tax year ended February 28, 2025		Tax year ended February 29, 2024
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)
Benchmark-Free Fund	56,278,876	56,278,876	60,571,398	60,571,398
Global Asset Allocation Fund	17,582,886	17,582,886	19,185,306	19,185,306
Global Developed Equity Allocation Fund	3,774,722	3,774,722	4,118,075	4,118,075
Global Equity Allocation Fund	30,125,901	30,125,901	38,742,959	38,742,959
Consolidated Implementation Fund	129,012,841	129,012,841	206,158,943	206,158,943
International Developed Equity Allocation Fund	14,296,432	14,296,432	16,193,489	16,193,489
International Equity Allocation Fund	18,656,844	18,656,844	21,148,965	21,148,965
Strategic Opportunities Allocation Fund	10,037,862	10,037,862	12,552,752	12,552,752

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2025, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Consolidated Alternative Allocation Fund	21,910,873	1,215,602	—	(8,143,978)	—
Benchmark-Free Allocation Fund	2,563,178	—	(2,549,238)	(275,959,991)	(6,149,154)
Benchmark-Free Fund	8,099,678	—	—	(175,039,238)	(63,273)
Global Asset Allocation Fund	334,818	—	(36,757)	(209,332,071)	—
Global Developed Equity Allocation Fund	52,205	—	(422)	(68,097,873)	—
Global Equity Allocation Fund	242,855	—	(5,628)	(121,438,813)	—
Consolidated Implementation Fund	15,957,296	—	—	(560,920,862)	—
International Developed Equity Allocation Fund	86,209	—	(660)	(155,100,128)	—
International Equity Allocation Fund	223,375	—	(1,399)	(164,582,053)	—
Strategic Opportunities Allocation Fund	329,987	—	—	(765,394)	(513,554)

As of February 28, 2025, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2025, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Consolidated Alternative Allocation Fund	(7,202,208)	(941,770)
Benchmark-Free Allocation Fund	—	(275,959,991)
Benchmark-Free Fund	(34,126,624)	(140,912,614)
Global Asset Allocation Fund	(1,186,586)	(208,145,485)

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February 28, 2025

Fund Name	Short-Term ($)	Long-Term ($)
Global Developed Equity Allocation Fund	(97,078)	(68,000,795)
Global Equity Allocation Fund	(1,286,239)	(120,152,574)
Consolidated Implementation Fund	(273,258,796)	(287,662,066)
International Developed Equity Allocation Fund	—	(155,100,128)
International Equity Allocation Fund	(881,435)	(163,700,618)
Strategic Opportunities Allocation Fund	(4,176)	(761,218)

As of February 28, 2025, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Consolidated Alternative Allocation Fund	747,009,217	38,668,992	(46,258,544)	(7,589,552)	(1,585,668)
Benchmark-Free Allocation Fund	2,391,584,779	9,352,013	(58,292,875)	(48,940,862)	—
Benchmark-Free Fund	1,268,426,858	85,853,408	(206,223,001)	(120,369,593)	(200,423)
Global Asset Allocation Fund	406,336,725	16,054,747	(44,172,347)	(28,117,600)	—
Global Developed Equity Allocation Fund	73,804,059	6,540,119	(1,055,602)	5,484,517	—
Global Equity Allocation Fund	584,527,372	22,134,282	(23,884,307)	(1,750,025)	—
Consolidated Implementation Fund	2,308,151,196	178,804,815	(518,338,218)	(339,533,403)	(398,930)
International Developed Equity Allocation Fund	291,915,024	25,391,246	—	25,391,246	—
International Equity Allocation Fund	338,679,835	24,825,279	(42,384,407)	(17,559,128)	—
Strategic Opportunities Allocation Fund	167,325,256	9,007,654	(4,958,594)	4,049,060	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2025, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend

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February 28, 2025

date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

During the year ended February 28, 2025, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. These ruble balances, which have not been recorded to date, could be material to the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Proceeds from litigation settlements, if any, are included in the Statements of Operations within Net realized gain (loss) and in the Statements of Cash Flows, if any, within Proceeds from investments held long.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

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February 28, 2025

As of February 28, 2025, none of the Funds charge a purchase premium or redemption fee.

Other matters – Segment reporting

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) –Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The Investment Adviser acts as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Summary of accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Strategic Opportunities Allocation Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Commodities Risk	X	X	X	X			X			X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X

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February 28, 2025

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Strategic Opportunities Allocation Fund
Event-Driven Risk	X	X					X			X
Market Risk – Asset-Backed Securities		X	X	X			X			X
Non-Diversified Funds	X	X	X	X	X	X		X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues

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February 28, 2025

in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment (if any) in its wholly-owned subsidiary and the underlying funds in which it invests, including the risk that its wholly-owned subsidiary (if any) and those underlying funds will not perform as expected.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal and interest or otherwise to honor their obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

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• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly in a rapid and unpredictable manner.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

• MARKET RISK — ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

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• NON-DIVERSIFIED FUNDS. Alternative Allocation Fund is a “diversified” investment company within the meaning of the 1940 Act. This means it is not allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance. In addition, some of the Funds may invest a portion of their assets in shares of underlying funds that are not diversified.

4.	Derivative financial instruments

During the year ended February 28, 2025, only Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

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Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2025, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund	Benchmark- Free Fund	Consolidated Implementation Fund	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust exposure to foreign currencies	X		X
Manage against anticipated currency exchange rate changes	X		X
Futures contracts
Adjust exposure to certain securities markets	X	X	X
Adjust interest rate exposure	X
Maintain the diversity and liquidity of the portfolio	X	X	X
Options (Purchased)
Substitute for direct equity investment	X		X
Options (Written)
Substitute for direct equity investment	X		X
Swap contracts
Achieve exposure to a reference entity’s credit	X		X
Adjust interest rate exposure	X	X	X
Substitute for direct investment in securities	X	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

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These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally

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fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025 and the Statements of Operations for the year ended February 28, 2025^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Consolidated Alternative Allocation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$2,936,383	$—	$2,936,383
Unrealized Appreciation on Futures Contracts¤	—	4,166,745	3,270,239	—	216,937	7,653,921
Swap Contracts, at value¤	6,979,979	—	1,556,866	—	1,280,397	9,817,242

Total	$6,979,979	$4,166,745	$4,827,105	$2,936,383	$1,497,334	$20,407,546

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,560,332)	$—	$(2,560,332)
Unrealized Depreciation on Futures Contracts¤	—	(2,650,646)	(2,079,435)	—	(108,109)	(4,838,190)
Written Options, at value	(1,887,676)	—	(3,135,114)	—	—	(5,022,790)
Swap Contracts, at value¤	(13,556,034)	—	(1,060,654)	—	(1,867,800)	(16,484,488)

Total	$(15,443,710)	$(2,650,646)	$(6,275,203)	$(2,560,332)	$(1,975,909)	$(28,905,800)

Net Realized Gain (Loss) on
Investments (purchased options)	$(27,577)	$—	$(27,385)	$—	$—	$(54,962)
Futures Contracts	—	(10,044,080)	2,472,444	—	36,151	(7,535,485)
Written Options	2,468,380	—	1,914,563	—	—	4,382,943
Swap Contracts	(4,049,148)	—	(8,858,667)	—	(186,276)	(13,094,091)
Forward Currency Contracts	—	—	—	2,373,771	—	2,373,771

Total	$(1,608,345)	$(10,044,080)	$(4,499,045)	$2,373,771	$(150,125)	$(13,927,824)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$26,595	$—	$—	$26,595
Futures Contracts	—	2,394,101	1,503,267	—	74,959	3,972,327
Written Options	(163,939)	—	(917,422)	—	—	(1,081,361)
Swap Contracts	1,558,370	—	514,323	—	(815,243)	1,257,450
Forward Currency Contracts	—	—	—	(842,552)	—	(842,552)

Total	$1,394,431	$2,394,101	$1,126,763	$(842,552)	$(740,284)	$3,332,459

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$—	$—	$1,333,309	$1,333,309
Swap Contracts, at value¤	628,123	—	337,647	—	—	965,770

Total	$628,123	$—	$337,647	$—	$1,333,309	$2,299,079

Liability Derivatives
Swap Contracts, at value¤	$(1,121,037)	$—	$(126,431)	$—	$—	$(1,247,468)

Total	$(1,121,037)	$—	$(126,431)	$—	$—	$(1,247,468)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$—	$—	$(4,595,002)	$(4,595,002)
Swap Contracts	(1,031,165)	—	(468,007)	—	—	(1,499,172)

Total	$(1,031,165)	$—	$(468,007)	$—	$(4,595,002)	$(6,094,174)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$—	$—	$1,269,978	$1,269,978
Swap Contracts	(200,419)	—	255,926	—	—	55,507

Total	$(200,419)	$—	$255,926	$—	$1,269,978	$1,325,485

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Consolidated Implementation Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$—	$—	$3,081,502	$3,081,502
Swap Contracts, at value¤	1,275,352	—	824,505	—	—	2,099,857

Total	$1,275,352	$—	$824,505	$—	$3,081,502	$5,181,359

Liability Derivatives
Swap Contracts, at value¤	$(2,013,290)	$—	$(287,577)	$—	$—	$(2,300,867)

Total	$(2,013,290)	$—	$(287,577)	$—	$—	$(2,300,867)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(78,864)	$—	$—	$(78,864)
Futures Contracts	—	(37,161,150)	1,353,495	—	(11,166,378)	(46,974,033)
Written Options	—	—	528,396	—	—	528,396
Swap Contracts	(2,049,150)	—	491,612	—	1,276,953	(280,585)
Forward Currency Contracts	—	—	—	3,421,802	—	3,421,802

Total	$(2,049,150)	$(37,161,150)	$2,294,639	$3,421,802	$(9,889,425)	$(43,383,284)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$76,589	$—	$—	$76,589
Futures Contracts	—	4,210,827	(767,820)	—	2,847,432	6,290,439
Written Options	—	—	66,700	—	—	66,700
Swap Contracts	(398,278)	—	621,052	—	(1,245,573)	(1,022,799)
Forward Currency Contracts	—	—	—	(2,459,328)	—	(2,459,328)

Total	$(398,278)	$4,210,827	$(3,479)	$(2,459,328)	$1,601,859	$2,951,601

Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$—	$560	$—	$—	$560

Total	$—	$—	$560	$—	$—	$560

Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(11,296)	$—	$—	$(11,296)

Total	$—	$—	$(11,296)	$—	$—	$(11,296)

Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$(84,003)	$—	$—	$(84,003)

Total	$—	$—	$(84,003)	$—	$—	$(84,003)

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(1,257)	$—	$—	$(1,257)

Total	$—	$—	$(1,257)	$—	$—	$(1,257)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there

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February 28, 2025

is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 28, 2025, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2025:

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$2,338	$—	$(2,338)	$—
Barclays Bank PLC	636,074	(90,317)	(545,757)	—	*
Brown Brothers Harriman & Co.	126,588	—	(126,588)	—
Citibank N.A.	2,088,514	(1,998,943)	(89,571)	—	*
Citigroup Global Markets Inc.	214,303	—	(22,963)	191,340
Deutsche Bank AG	17,003	—	(17,003)	—
Goldman Sachs International	1,513,534	—	(1,071,979)	441,555
JPMorgan Chase Bank, N.A.	2,028,317	(1,496,909)	(531,408)	—	*
Morgan Stanley & Co. International PLC	694,385	(141,251)	(553,134)	—	*
Morgan Stanley Capital Services LLC	109,437	—	(65,520)	43,917
State Street Bank and Trust Company	883,560	—	(574,596)	308,964
UBS AG	1,094,706	(549,111)	(419,905)	125,690

Total	$9,408,759	$(4,276,531)	$(4,020,762)	$1,111,466

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February 28, 2025

Consolidated Alternative Allocation Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(1,161,435)	$988,427	$2,338	$(170,670)
Barclays Bank PLC	(545,757)	—	545,757	—
Brown Brothers Harriman & Co.	(549,072)	—	126,588	(422,484)
Citibank N.A.	(89,571)	—	89,571	—
Citigroup Global Markets Inc.	(22,963)	—	22,963	—
Deutsche Bank AG	(29,305)	—	17,003	(12,302)
Goldman Sachs International	(1,071,979)	—	1,071,979	—
JPMorgan Chase Bank, N.A.	(531,408)	—	531,408	—
Morgan Stanley & Co. International PLC	(553,134)	—	553,134	—
Morgan Stanley & Co. LLC	(3,135,114)	3,135,114	—	— *
Morgan Stanley Capital Services LLC	(65,520)	—	65,520	—
State Street Bank and Trust Company	(574,596)	—	574,596	—
UBS AG	(419,905)	—	419,905	—

Total	$(8,749,759)	$4,123,541	$4,020,762	$(605,456)

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$337,647	$(337,647)	$—	$—	*

Total	$337,647	$(337,647)	$—	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$(126,431)	$126,431	$—	$—	*

Total	$(126,431)	$126,431	$—	$—

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$824,505	$(824,505)	$—	$—	*

Total	$824,505	$(824,505)	$—	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$(287,577)	$287,577	$—	$—	*

Total	$(287,577)	$287,577	$—	$—

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February 28, 2025

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/ Liabilities Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$560	$—	$—	$560

Total	$560	$—	$—	$560

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$(11,296)	$11,296	$—	$—	*

Total	$(11,296)	$11,296	$—	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2025:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	252,636,652	236,799,729	133,820,000	592	458,904,204
Benchmark-Free Fund	—	141,802,037	—	—	54,151,843
Consolidated Implementation Fund	334,001,014	688,590,667	—	584	209,915,689
Strategic Opportunities Allocation Fund	—	—	—	—	2,710,721

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Strategic Opportunities Allocation Fund
Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	—

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February 28, 2025

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II		Class III		Class IV		Class V		Class VI	Class R6	Class I
Alternative Allocation Fund	0.22	%*	0.15	%*	0.105	%*	0.085	%*	0.055%	0.22%	0.22%
Benchmark-Free Allocation Fund			0.15%		0.10%					0.15%	0.15%

*	Class is offered but has no shareholders as of February 28, 2025.

For certain Funds, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Implementation Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.02% of the Funds’ average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the year ended February 28, 2025, GMO did not recoup any previously recorded waivers and/or reimbursements.

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February 28, 2025

On February 28, 2025, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the	Expiring the	Expiring the
	year ending	year ending	year ending
	February 28,	February 28,	February 29,
	2026	2027	2028
Alternative Allocation Fund, Class VI	$214,691	$150,748	$153,222
Alternative Allocation Fund, Class R6	$41	$17	$23
Alternative Allocation Fund, Class I	$466,588	$461,207	$391,372

For Alternative Allocation Fund and Benchmark-Free Allocation Fund, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees will not be waived below zero.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2025 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2025 is shown in the table below and is included in the Statements of Operations.

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February 28, 2025

Independent Trustees and
Fund Name	their legal counsel ($)
Consolidated Alternative Allocation Fund	10,989
Benchmark-Free Allocation Fund	152,912
Benchmark-Free Fund	63,573
Global Asset Allocation Fund	22,288
Global Developed Equity Allocation Fund	4,520
Global Equity Allocation Fund	40,661
Consolidated Implementation Fund	143,952
International Developed Equity Allocation Fund	17,338
International Equity Allocation Fund	17,991
Strategic Opportunities Allocation Fund	11,777

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2025, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Benchmark-Free Allocation Fund	1.003	%*
Benchmark-Free Fund	0.102	%*
Global Asset Allocation Fund	0.959	%*
Global Developed Equity Allocation Fund	0.849%
Global Equity Allocation Fund	0.846%
International Developed Equity Allocation Fund	1.478%
International Equity Allocation Fund	1.263%
Strategic Opportunities Allocation Fund	0.677	%*

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2025, Strategic Opportunities Allocation Fund engaged in cross trade sales in the amount of $6,353,143 with net realized gains of $1,583,789.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2025 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

	U.S. Government	Investments (Non-U.S.	U.S. Government	Investments (Non-U.S.
Fund Name	Securities	Government Securities)	Securities	Government Securities)
Consolidated Alternative Allocation Fund	1,702,586,141	1,263,747,398	1,452,749,645	980,361,555
Benchmark-Free Allocation Fund	—	600,458,474	—	1,744,285,202
Benchmark-Free Fund	191,441,111	1,063,819,391	252,154,803	1,083,248,515
Global Asset Allocation Fund	—	63,663,195	—	44,426,036
Global Developed Equity Allocation Fund	—	11,685,643	—	6,214,711
Global Equity Allocation Fund	—	129,058,730	—	306,423,449
Consolidated Implementation Fund	674,730,000	2,346,200,035	1,101,641,971	3,097,673,106

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February 28, 2025

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

	U.S. Government	Investments (Non-U.S.	U.S. Government	Investments (Non-U.S.
Fund Name	Securities	Government Securities)	Securities	Government Securities)
International Developed Equity Allocation Fund	—	53,369,352	—	32,289,672
International Equity Allocation Fund	—	61,148,249	—	66,392,152
Strategic Opportunities Allocation Fund	1,449,943	142,818,864	4,352,609	161,823,563

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of February 28, 2025

		Percentage of
		outstanding shares of
	Number of	the Fund held by those
	shareholders that held	shareholders owning
	more than 10% of the	greater than 10% of the
	outstanding shares of	outstanding shares of
Fund Name	the Fund	the Fund
Alternative Allocation Fund	3#	74.54%
Benchmark-Free Allocation Fund	1	10.62%
Benchmark-Free Fund	3	53.08%
Global Asset Allocation Fund	1	23.36%
Global Developed Equity Allocation Fund	1	99.76%
Global Equity Allocation Fund	2	66.59%
Implementation Fund	1‡	93.89%
International Developed Equity Allocation Fund	2	96.25%
International Equity Allocation Fund	2	80.26%
Strategic Opportunities Allocation Fund	3	91.75%

#	Two of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

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February 28, 2025

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares		Amount
Consolidated Alternative Allocation Fund
Class VI:
Shares sold	31,360,607	$544,264,806	64,520		$1,188,398
Shares issued to shareholders in reinvestment of distributions	88,487	1,552,680	119,240		2,188,056
Shares repurchased	(5,467)	(98,704)	(383,634)		(7,323,603)

Net increase (decrease)	31,443,627	$545,718,782	(199,874)		$(3,947,149)

Class R6:
Shares sold	226	$4,161	55		$1,011
Shares issued to shareholders in reinvestment of distributions	15	265	15		272
Shares repurchased	(86)	(1,510)	—		—

Net increase (decrease)	155	$2,916	70		$1,283

Class I:
Shares sold	1,001,765	$18,030,011	1,085,265		$19,949,455
Shares issued to shareholders in reinvestment of distributions	110,233	1,919,214	181,720		3,310,932
Shares repurchased	(2,888,865)	(50,886,556)	(1,385,612)		(25,502,050)

Net increase (decrease)	(1,776,867)	$(30,937,331)	(118,627)		$(2,241,663)

Benchmark-Free Allocation Fund
Class III:
Shares sold	937,548	$25,068,855	5,879,422		$151,887,287
Shares issued to shareholders in reinvestment of distributions	1,406,827	36,077,525	2,300,008		59,102,640
Shares repurchased	(10,318,973)	(277,456,386)	(29,103,728	)(a)	(749,129,829	)(a)

Net increase (decrease)	(7,974,598)	$(216,310,006)	(20,924,298)		$(538,139,902)

Class IV:
Shares sold	757,151	$20,315,296	5,759,488		$148,428,733
Shares issued to shareholders in reinvestment of distributions	857,432	22,003,912	1,475,092		37,903,543
Shares repurchased	(9,142,043)	(243,556,945)	(20,442,330)		(522,682,891)

Net increase (decrease)	(7,527,460)	$(201,237,737)	(13,207,750)		$(336,350,615)

Class MF:*
Shares sold	—	$—	367,932		$9,464,051
Shares issued to shareholders in reinvestment of distributions	—	—	2,062,846		53,048,013
Shares repurchased	(30,253,539)	(799,411,269)	(15,519,741)		(399,253,914)

Net increase (decrease)	(30,253,539)	$(799,411,269)	(13,088,963)		$(336,741,850)

Class R6:
Shares sold	2,044,123	$54,531,144	1,904,617		$48,537,634
Shares issued to shareholders in reinvestment of distributions	591,892	15,157,683	637,926		16,372,870
Shares repurchased	(2,110,449)	(56,081,286)	(2,318,897)		(59,539,649)

Net increase (decrease)	525,566	$13,607,541	223,646		$5,370,855

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February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Fund (continued)
Class I:
Shares sold	4,473,206	$119,592,801	4,174,629	$107,212,168
Shares issued to shareholders in reinvestment of distributions	641,451	16,422,810	514,724	13,210,230
Shares repurchased	(2,871,751)	(76,514,411)	(3,273,009)	(82,818,278)

Net increase (decrease)	2,242,906	$59,501,200	1,416,344	$37,604,120

Benchmark-Free Fund
Class III:
Shares sold	9,733,204	$184,620,443	1,564,399	$27,830,000
Shares issued to shareholders in reinvestment of distributions	2,873,165	54,377,894	3,133,596	58,799,305
Shares repurchased	(10,698,289)	(210,695,887)	(11,846,127)	(216,488,677)

Net increase (decrease)	1,908,080	$28,302,450	(7,148,132)	$(129,859,372)

Global Asset Allocation Fund
Class III:
Shares sold	418,457	$13,636,743	50,198	$1,587,504
Shares issued to shareholders in reinvestment of distributions	488,341	15,653,954	509,587	16,247,374
Shares repurchased	(483,088)	(16,234,048)	(421,085)	(13,038,345)

Net increase (decrease)	423,710	$13,056,649	138,700	$4,796,533

Class R6:
Shares sold	8,623	$283,751	19,949	$607,603
Shares issued to shareholders in reinvestment of distributions	11,456	367,015	15,414	491,139
Shares repurchased	(70,948)	(2,340,881)	(427,083)	(13,554,690)

Net increase (decrease)	(50,869)	$(1,690,115)	(391,720)	$(12,455,948)

Class I:
Shares sold	88,145	$2,936,277	28,802	$884,740
Shares issued to shareholders in reinvestment of distributions	18,076	579,182	21,734	693,131
Shares repurchased	(51,655)	(1,705,375)	(120,251)	(3,775,016)

Net increase (decrease)	54,566	$1,810,084	(69,715)	$(2,197,145)

Global Developed Equity Allocation Fund
Class III:
Shares sold	—	$—	698	$16,288
Shares issued to shareholders in reinvestment of distributions	148,322	3,774,722	167,126	3,984,713
Shares repurchased	(188)	(4,644)	(366,986)	(7,938,104)

Net increase (decrease)	148,134	$3,770,078	(199,162)	$(3,937,103)

151

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Global Equity Allocation Fund
Class III:
Shares sold	23	$663	3,117,680	$84,074,550
Shares issued to shareholders in reinvestment of distributions	957,738	27,193,948	1,108,141	29,977,737
Shares repurchased	(7,284,976)	(213,368,261)	(2,475,365)	(63,568,640)

Net increase (decrease)	(6,327,215)	$(186,173,650)	1,750,456	$50,483,647

Class R6:
Shares sold	102,980	$2,923,434	84,328	$2,234,883
Shares issued to shareholders in reinvestment of distributions	81,714	2,319,408	79,836	2,159,378
Shares repurchased	(97,404)	(2,796,543)	(69,452)	(1,866,872)

Net increase (decrease)	87,290	$2,446,299	94,712	$2,527,389

Class I:
Shares sold	1,767	$52,080	466,634	$11,725,803
Shares issued to shareholders in reinvestment of distributions	8,602	244,019	31,053	840,744
Shares repurchased	(270,733)	(7,689,313)	(277,487)	(7,415,256)

Net increase (decrease)	(260,364)	$(7,393,214)	220,200	$5,151,291

Consolidated Implementation Fund
Core Class:
Shares sold	13,689,662	$180,714,942	36,427,184	$459,481,082
Shares issued to shareholders in reinvestment of distributions	10,064,227	129,012,841	16,329,420	206,158,943
Shares repurchased	(123,047,264)	(1,609,520,274)	(106,551,914)	(1,349,611,676)

Net increase (decrease)	(99,293,375)	$(1,299,792,491)	(53,795,310)	$(683,971,651)

International Developed Equity Allocation Fund
Class III:
Shares sold	68,935	$1,180,866	781,534	$12,533,659
Shares issued to shareholders in reinvestment of distributions	458,361	7,930,658	557,047	9,114,540
Shares repurchased	(6,326,355)	(110,120,857)	(356,267)	(5,683,743)

Net increase (decrease)	(5,799,059)	$(101,009,333)	982,314	$15,964,456

Class R6:
Shares sold	7,223,473	$126,034,953	38,293	$602,355
Shares issued to shareholders in reinvestment of distributions	362,690	6,271,612	30,751	502,850
Shares repurchased	(629,823)	(11,027,225)	(99,569)	(1,576,353)

Net increase (decrease)	6,956,340	$121,279,340	(30,525)	$(471,148)

International Equity Allocation Fund
Class III:
Shares sold	398,574	$11,701,545	223,052	$5,950,720
Shares issued to shareholders in reinvestment of distributions	156,532	4,440,307	191,364	5,246,520
Shares repurchased	(321,684)	(9,277,581)	(8,652,124)	(225,161,716)

Net increase (decrease)	233,422	$6,864,271	(8,237,708)	$(213,964,476)

152

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
International Equity Allocation Fund (continued)
Class R6:
Shares sold	119,673	$3,537,381	173,197	$4,675,770
Shares issued to shareholders in reinvestment of distributions	464,247	13,183,121	538,646	14,758,050
Shares repurchased	(916,154)	(26,566,851)	(849,728)	(22,557,109)

Net increase (decrease)	(332,234)	$(9,846,349)	(137,885)	$(3,123,289)

Strategic Opportunities Allocation Fund
Class III:
Shares sold	—	$—	1,085,636	$17,070,757
Shares issued to shareholders in reinvestment of distributions	397,004	6,610,156	486,277	8,058,120
Shares repurchased	(3,322,052)	(57,680,647)	(760,358)	(12,213,058)

Net increase (decrease)	(2,925,048)	$(51,070,491)	811,555	$12,915,819

*	Class MF liquidated on March 12, 2024.
(a)	3,714,578 shares and $96,653,332 were redeemed in-kind.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Resources Fund, Class VI	$3,309,494	$—	$2,972,119	$103,092	$—	$(902,881)	$565,506	$—
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	—	25,000,000	—	56,266	—	—	—	25,000,000

Totals	$3,309,494	$25,000,000	$2,972,119	$159,358	$—	$(902,881)	$565,506	$25,000,000

Benchmark-Free Allocation Fund
GMO Alternative Allocation Fund, Class VI	$—	$296,907,141	$—	$—	$—	$—	$6,514,164	$303,421,305
GMO Climate Change Fund, Class III	—	26,134,297	1,670,000	134,297	—	75,561	(5,374,978)	19,164,880
GMO Emerging Country Debt Fund, Class VI	105,862,796	3,407,539	61,132,743	3,407,539	—	2,194,163	3,667,887	53,999,642
GMO High Yield Fund, Class VI	34,788,771	3,273,049	13,652,056	3,273,049	—	368,475	(1,186,486)	23,591,753
GMO Implementation Fund	3,136,528,946	262,793,462	1,589,580,273	122,408,521	—	72,131,229	(11,617,427)	1,870,255,937

153

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Fund (continued)
GMO Opportunistic Income Fund, Class VI	$138,482,959	$7,942,986	$78,250,129	$4,917,986		$—	$53,586	$1,923,028	$70,152,430

Totals	$3,415,663,472	$600,458,474	$1,744,285,201	$134,141,392		$—	$74,823,014	$(6,073,812)	$2,340,585,947

Benchmark-Free Fund
GMO Alternative Allocation Fund, Class VI	$—	$145,000,000	$—	$—		$—	$—	$3,175,792	$148,175,792
GMO Climate Change Fund, Class III	—	13,071,535	—	71,535		—	—	(2,863,065)	10,208,470
GMO Emerging Country Debt Fund, Class VI	42,834,449	1,515,790	23,790,390	1,515,790		—	915,801	2,155,677	23,631,327
GMO High Yield Fund, Class VI	13,713,467	1,674,291	3,524,277	1,674,291		—	139,821	(500,694)	11,502,608
GMO Opportunistic Income Fund, Class VI	50,710,981	—	14,099,165	2,545,903		—	(865,869)	1,793,596	37,539,543
GMO Resources Fund, Class VI	46,597,781	1,112,250	12,036,021	1,112,250		—	(2,001,350)	(3,957,419)	29,715,241
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	1,304,389	165,405,477	161,584,147	—	*	—	(71,537)	—	5,054,182

Totals	$155,161,067	$327,779,343	$215,034,000	$6,919,769		$—	$(1,883,134)	$(196,113)	$265,827,163

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$44,599,515	$7,583,550	$—	$1,313,133		$217,140	$—	$(1,646,638)	$50,536,427
GMO Asset Allocation Bond Fund, Class VI	20,011,560	4,899,433	239,085	1,041,622		—	(81,719)	(554,165)	24,036,024
GMO Climate Change Fund, Class III	—	3,690,195	—	20,195		—	—	(808,265)	2,881,930
GMO Emerging Country Debt Fund, Class VI	10,841,518	793,716	—	793,716		—	—	976,426	12,611,660
GMO Emerging Markets ex-China Fund, Class VI	25,075,781	2,983,674	14,293,015	881,552		2,102,122	(3,629,447)	382,867	10,519,860
GMO Emerging Markets Fund, Class VI	25,266,027	2,823,504	5,807,987	1,128,335		—	(2,325,185)	1,986,379	21,942,738
GMO International Equity Fund, Class IV	46,775,391	8,240,360	9,443,005	2,240,359		—	935,342	6,021,622	52,529,710
GMO International Opportunistic Value Fund, Class IV	24,435,325	2,268,295	1,085,099	1,270,027		998,268	178,477	1,486,992	27,283,990
GMO-Usonian Japan Value Creation Fund, Class VI	14,671,268	7,361,963	75,000	561,963		—	(859)	629,232	22,586,604
GMO Multi-Sector Fixed Income Fund, Class IV	41,627,708	4,543,316	95,868	1,961,506		—	(21,947)	574,371	46,627,580
GMO Opportunistic Income Fund, Class VI	10,427,550	764,357	4,959,485	544,357		—	(483,216)	678,740	6,427,946
GMO Quality Cyclicals Fund, Class VI	10,854,557	840,325	568,855	151,333		688,992	78,463	(91,715)	11,112,775

154

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Quality Fund, Class VI	$11,152,873	$550,258	$1,520,002	$121,309	$428,948	$455,654	$598,134	$11,236,917
GMO Resources Fund, Class VI	6,389,597	1,902,392	—	209,261	—	—	(1,135,650)	7,156,339
GMO Small Cap Quality Fund, Class VI	10,991,749	734,350	135,000	29,468	704,882	28,617	(834,385)	10,785,331
GMO U.S. Equity Fund, Class VI	18,492,732	6,116,818	2,642,731	261,479	2,855,340	(150,794)	(388,005)	21,428,020
GMO U.S. Opportunistic Value Fund, Class VI	25,419,205	2,960,148	2,520,907	603,112	2,357,036	374,387	(5,446)	26,227,387
GMO U.S. Small Cap Value Fund, Class VI	7,198,539	129,340	170,000	129,339	—	(34,630)	556,490	7,679,739
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	602,314	4,477,203	870,000	25,891	—	917	600	4,211,034

Totals	$354,833,209	$63,663,197	$44,426,039	$13,287,957	$10,352,728	$(4,675,940)	$8,427,584	$377,822,011

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$—	$739,044	$—	$4,045	$—	$—	$(161,873)	$577,171
GMO Emerging Markets ex-China Fund, Class VI	5,035,139	398,372	3,660,000	128,159	270,214	(421,992)	8,464	1,359,983
GMO International Equity Fund, Class IV	18,783,784	811,038	1,640,000	811,036	—	357,833	2,259,720	20,572,375
GMO International Opportunistic Value Fund, Class IV	6,711,566	2,125,558	—	404,610	320,948	—	485,962	9,323,086
GMO-Usonian Japan Value Creation Fund, Class VI	2,772,982	1,850,030	—	115,030	—	—	126,812	4,749,824
GMO Quality Cyclicals Fund, Class VI	3,569,199	276,316	—	49,761	226,554	—	(7,663)	3,837,852
GMO Quality Fund, Class VI	10,982,867	549,988	679,710	122,278	427,712	185,328	860,049	11,898,522
GMO Resources Fund, Class VI	1,776,813	626,159	—	71,160	—	—	(356,796)	2,046,176
GMO Small Cap Quality Fund, Class VI	3,593,635	242,561	—	9,724	232,836	—	(268,265)	3,567,931
GMO U.S. Equity Fund, Class VI	4,444,399	2,701,093	—	79,722	856,371	—	(227,004)	6,918,488
GMO U.S. Opportunistic Value Fund, Class VI	10,805,838	1,325,802	235,000	269,934	1,055,867	35,509	78,905	12,011,054
GMO U.S. Small Cap Value Fund, Class VI	2,161,270	39,682	—	39,682	—	—	155,231	2,356,183

Totals	$70,637,492	$11,685,643	$6,214,710	$2,105,141	$3,390,502	$156,678	$2,953,542	$79,218,645

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$—	$7,433,433	$1,400,000	$33,432	$—	$75,578	$(1,338,060)	$4,770,951
GMO Emerging Markets ex-China Fund, Class VI	73,264,436	5,402,750	62,565,081	1,598,657	3,804,094	(17,654,106)	12,651,144	11,099,143

155

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Equity Allocation Fund (continued)
GMO Emerging Markets Fund, Class VI	$81,077,912	$4,988,538	$27,480,222	$3,189,225		$—	$(10,380,253)	$10,046,294	$58,252,269
GMO International Equity Fund, Class IV	146,614,835	34,121,089	68,961,231	5,829,112		—	2,545,630	15,602,406	129,922,729
GMO International Opportunistic Value Fund, Class IV	71,886,834	15,209,319	25,560,759	3,268,927		2,515,392	2,986,455	1,605,439	66,127,288
GMO-Usonian Japan Value Creation Fund, Class VI	29,422,703	15,030,392	9,334,801	952,328		—	(143,216)	1,168,796	36,143,874
GMO Quality Cyclicals Fund, Class VI	36,774,104	2,115,889	10,006,169	388,633		1,727,256	(1,593,477)	1,969,517	29,259,864
GMO Quality Fund, Class VI	89,975,382	3,466,157	30,098,560	758,716		2,569,478	7,385,069	355,425	71,083,473
GMO Resources Fund, Class VI	20,138,162	3,323,674	5,452,998	553,674		—	(488,904)	(2,062,682)	15,457,252
GMO Small Cap Quality Fund, Class VI	37,334,995	1,854,813	11,228,441	75,695		1,779,118	2,450,952	(3,926,865)	26,485,454
GMO U.S. Equity Fund, Class VI	37,610,164	17,355,310	14,213,413	456,782		4,998,528	(1,906,875)	1,264,077	40,109,263
GMO U.S. Opportunistic Value Fund, Class VI	88,911,262	18,481,261	32,780,577	1,791,960		6,969,166	5,029,491	(2,379,552)	77,261,885
GMO U.S. Small Cap Value Fund, Class VI	21,639,012	276,105	7,341,197	276,106		—	525,975	1,294,481	16,394,376

Totals	$734,649,801	$129,058,730	$306,423,449	$19,173,247		$24,363,032	$(11,167,681)	$36,250,420	$582,367,821

Consolidated Implementation Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$3,301,486	$110,724,407	$109,969,196	$—	*	$—	$(13,257)	$95	$4,043,535

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$21,157,581	$1,266,117	$21,971,958	$283,607		$436,357	$(3,316,629)	$2,864,889	$—
GMO International Equity Fund, Class IV	185,602,298	15,811,396	7,773,574	8,261,189		—	1,141,801	25,789,177	220,571,098
GMO International Opportunistic Value Fund, Class IV	47,858,092	25,020,869	1,950,989	3,314,089		2,633,587	107,568	3,338,476	74,374,016
GMO-Usonian Japan Value Creation Fund, Class VI	10,805,125	11,270,972	593,153	517,943		—	3,361	535,673	22,021,978

Totals	$265,423,096	$53,369,354	$32,289,674	$12,376,828		$3,069,944	$(2,063,899)	$32,528,215	$316,967,092

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$24,272,532	$720,810	$24,563,191	$252,834		$467,977	$(6,735,758)	$6,305,607	$—
GMO Emerging Markets Fund, Class VI	89,931,600	10,029,996	11,699,422	4,595,150		—	(4,416,462)	2,629,548	86,475,260
GMO International Equity Fund, Class IV	142,434,181	14,230,392	24,105,312	5,799,527		—	2,330,246	17,274,811	152,164,318

156

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2025

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Equity Allocation Fund (continued)
GMO International Opportunistic Value Fund, Class IV	$36,353,186	$24,858,449	$3,652,876	$2,687,115	$2,119,167	$356,189	$2,421,297	$60,336,245
GMO-Usonian Japan Value Creation Fund, Class VI	12,374,718	11,308,602	2,371,351	540,656	—	3,082	618,230	21,933,281

Totals	$305,366,217	$61,148,249	$66,392,152	$13,875,282	$2,587,144	$(8,462,703)	$29,249,493	$320,909,104

Strategic Opportunities Allocation Fund
GMO Alternative Allocation Fund, Class VI	$—	$25,850,000	$—	$—	$—	$—	$566,167	$26,416,167
GMO Asset Allocation Bond Fund, Class VI	13,007,297	512,044	2,627,305	512,044	—	178,804	(523,374)	10,547,466
GMO Climate Change Fund, Class III	—	2,443,372	—	13,372	—	—	(535,173)	1,908,199
GMO Emerging Country Debt Fund, Class VI	8,676,483	432,121	3,098,751	432,121	—	(943,988)	1,621,223	6,687,088
GMO Emerging Markets ex-China Fund, Class VI	17,963,445	1,243,910	14,163,985	441,110	802,800	(2,170,329)	964,364	3,837,405
GMO Emerging Markets Fund, Class VI	16,002,271	555,024	6,435,834	555,024	—	(1,727,961)	1,623,628	10,017,128
GMO International Equity Fund, Class IV	31,688,550	8,326,279	14,844,089	1,326,279	—	3,341,551	707,341	29,219,632
GMO International Opportunistic Value Fund, Class IV	18,074,314	1,306,558	5,719,887	739,046	567,512	690,902	462,723	14,814,610
GMO-Usonian Japan Value Creation Fund, Class VI	10,795,220	5,348,081	4,329,763	348,080	—	818,986	(333,736)	12,298,788
GMO Multi-Sector Fixed Income Fund, Class IV	6,634,466	1,459,227	1,741,129	284,227	—	45,154	40,636	6,438,354
GMO Quality Cyclicals Fund, Class VI	—	6,353,143	—	—	—	—	(24,990)	6,328,153
GMO Quality Fund, Class VI	8,637,364	302,888	3,638,105	69,002	233,887	1,082,010	(430,019)	5,954,138
GMO Resources Fund, Class VI	4,563,997	142,632	386,770	142,632	—	(99,097)	(603,113)	3,617,649
GMO Small Cap Quality Fund, Class VI	8,341,628	412,402	3,021,589	16,840	395,562	623,558	(938,083)	5,417,916
GMO U.S. Equity Fund, Class VI	11,100,197	3,142,791	4,491,043	118,398	1,324,392	(109,427)	(34,817)	9,607,701
GMO U.S. Opportunistic Value Fund, Class VI	18,332,068	1,710,669	6,693,619	349,607	1,361,062	958,474	(480,550)	13,827,042
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	3,277,055	13,871,360	13,500,000	272,465	—	33,222	(6,205)	3,675,432

Totals	$177,094,355	$73,412,501	$84,691,869	$5,620,247	$4,685,215	$2,721,859	$2,076,022	$170,612,868

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $114,242 and $125,957 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the year.

157

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Alternative Allocation Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund and GMO Strategic Opportunities Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2025, the related statements of operations, of changes in net assets and, for the funds indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations, the changes in each of their net assets and, for the funds indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

(1) GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO International Developed Equity Allocation Fund and GMO International Equity Allocation Fund

(2) GMO Alternative Allocation Fund*, GMO Benchmark-Free Fund, GMO Implementation Fund* and GMO Strategic Opportunities Allocation Fund

(1) Statement of operations for the year ended February 28, 2025 and statement of changes in net assets for the years ended February 28, 2025 and February 29, 2024

(2) Statement of operations and statement of cash flows for the year ended February 28, 2025, and statement of changes in net assets for the years ended February 28, 2025 and February 29, 2024

* The financial statements for GMO Alternative Allocation Fund and GMO Implementation Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2025

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

158

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2025 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2025:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short-Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(4)	Foreign Source Income ($)(4)	Section 199A Dividend Income (non-corporate shareholders) ($)(5)
Alternative Allocation Fund	19.80%	55.63%	43.35%	2,753,813	826,291	—	—	—	—
Benchmark-Free Allocation Fund	7.04%	49.34%	33.54%	35,144,779	—	—	9,198,740	55,525,386	—
Benchmark-Free Fund	5.76%	42.91%	18.73%	14,978,058	—	—	—	—	—
Global Asset Allocation Fund	9.74%	37.81%	6.61%	3,596,278	—	—	715,304	5,055,454	—
Global Developed Equity Allocation Fund	16.16%	48.25%	1.50%	52,883	—	—	131,435	1,191,255	—
Global Equity Allocation Fund	13.27%	50.00%	1.33%	442,148	—	—	1,780,583	12,771,708	—
Implementation Fund	6.56%	46.16%	30.75%	36,937,640	—	—	9,797,359	59,138,765	—
International Developed Equity Allocation Fund	—	67.37%	3.43%	980,674	—	—	923,477	9,542,817	—
International Equity Allocation Fund	—	50.63%	1.84%	1,069,858	—	—	1,391,718	11,476,960	—
Strategic Opportunities Allocation Fund	8.05%	41.37%	4.70%	2,345,006	—	—	502,914	3,384,133	—

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(4)

The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders. All amounts presented above are based upon net investment income earned.

(5)	The Fund hereby designates the above qualified business incomes under Section 199A of the Code.

In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms.

159

AR-022825-AA

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item is filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Item is filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 17. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics described in Item 2 is attached hereto as EX-99.CODEETH.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Chief Executive Officer

Date: May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Principal Executive Officer

Date: May 6, 2025

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: May 6, 2025